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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

Russell Investment Company

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101

(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer

1301 2nd Avenue

18th Floor

Seattle, Washington 98101

206-505-4846

(Name and address of agent for service)

Registrant’s telephone number, including area code: 206-505-7877

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1. Schedule of Investments

2012 QUARTERLY REPORT

Russell Funds

JULY 31, 2012

FUND	SHARE CLASS

U.S. Equity Funds

Russell U.S. Core Equity Fund	A, C, E, I, S, Y

Russell U.S. Quantitative Equity Fund	A, C, E, I, S, Y

Russell U.S. Growth Fund	C, E, I, S

Russell U.S. Value Fund	C, E, I, S

Russell U.S. Large Cap Equity Fund	A, C, S

Russell U.S. Mid Cap Equity Fund	A, C, S

Russell U.S. Small Cap Equity Fund	A, C, E, I, S, Y

(formerly Russell U.S. Small & Mid Cap Fund)

International and Global Equity Funds

Russell International Developed Markets Fund	A, C, E, I, S, Y

Russell Global Equity Fund	A, C, E, S, Y

Russell Emerging Markets Fund	A, C, E, S, Y

Tax-Managed Equity Funds

Russell Tax-Managed U.S. Large Cap Fund	A, C, E, S

Russell Tax-Managed U.S. Mid & Small Cap Fund	A, C, E, S

Taxable Fixed Income Funds

Russell Global Opportunistic Credit Fund	A, C, E, S, Y

Russell Strategic Bond Fund	A, C, E, I, S, Y

Russell Investment Grade Bond Fund	A, C, E, I, S, Y

Russell Short Duration Bond Fund	A, C, E, S, Y

Tax Exempt Fixed Income Fund

Russell Tax Exempt Bond Fund	A, C, E, S

Alternative and Specialty Funds

Russell Commodity Strategies Fund	A, C, E, S, Y

Russell Global Infrastructure Fund	A, C, E, S, Y

Russell Global Real Estate Securities Fund	A, C, E, S, Y

Money Market Funds

Russell Money Market Fund	A, S

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 21 of these Funds.

Russell Investment Company

Russell Funds

Quarterly Report

July 31, 2012 (Unaudited)

Russell Investment Company - Russell Funds.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA and part of Russell Investments.

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.7%
Consumer Discretionary - 16.3%
Abercrombie & Fitch Co. Class A	164,200	5,550
Aegean Marine Petroleum Network, Inc.	232,945	1,321
Amazon.com, Inc. (Æ)	120,590	28,134
American Eagle Outfitters, Inc.	323,500	6,735
AutoZone, Inc. (Æ)	20,262	7,603
Bed Bath & Beyond, Inc. (Æ)	27,136	1,654
Carnival Corp.	133,300	4,436
CBS Corp. Class B	248,100	8,301
Chipotle Mexican Grill, Inc. Class A (Æ)	4,600	1,345
Coach, Inc.	51,616	2,546
Comcast Corp. Class A (Æ)	1,147,929	36,808
Costco Wholesale Corp.	103,880	9,991
DIRECTV, Inc. Class A (Æ)	10,400	516
eBay, Inc. (Æ)	825,190	36,556
Estee Lauder Cos., Inc. (The) Class A	60,452	3,166
Ford Motor Co.	389,576	3,600
General Motors Co. (Æ)	276,300	5,446
Hanesbrands, Inc. (Æ)	174,800	5,248
Hertz Global Holdings, Inc. (Æ)	475,800	5,358
Home Depot, Inc.	269,002	14,037
Johnson Controls, Inc.	834,550	20,572
Las Vegas Sands Corp.	351,900	12,816
Lear Corp.	250,600	8,909
Limited Brands, Inc.	207,700	9,876
Lowe’s Cos., Inc.	479,204	12,157
Lululemon Athletica, Inc. (Æ)(Ñ)	35,800	2,022
Macy’s, Inc.	354,700	12,712
Marriott International, Inc. Class A	194,530	7,085
McDonald’s Corp.	141,040	12,603
Meritage Homes Corp. (Æ)	88,250	3,098
MGM Resorts International (Æ)	260,100	2,476
Michael Kors Holdings, Ltd. (Æ)	136,841	5,650
Newell Rubbermaid, Inc.	432,300	7,630
Nike, Inc. Class B	62,242	5,810
NVR, Inc. (Æ)	13,627	10,547
Orient-Express Hotels, Ltd. Class A (Æ)	157,860	1,440
priceline.com, Inc. (Æ)	18,043	11,940
Snap-on, Inc.	78,765	5,339
Starbucks Corp.	558,071	25,269
Starwood Hotels & Resorts Worldwide, Inc. (ö)	250,900	13,586
Target Corp.	10,500	637
Tesla Motors, Inc. (Æ)(Ñ)	80,400	2,205
Time Warner, Inc.	1,193,500	46,690
TJX Cos., Inc.	11,765	521
Toll Brothers, Inc. (Æ)	302,015	8,810
Tractor Supply Co.	19,200	1,745
TRW Automotive Holdings Corp. (Æ)	129,750	5,099
Ulta Salon Cosmetics & Fragrance, Inc.	23,600	2,003
Under Armour, Inc. Class A (Æ)(Ñ)	75,500	4,110
Viacom, Inc. Class B	746,850	34,885
Wal-Mart Stores, Inc.	447,851	33,334
Walt Disney Co. (The)	144,387	7,095
Warnaco Group, Inc. (The) (Æ)	106,400	4,539
Whirlpool Corp.	96,300	6,506

	Principal Amount ($) or Shares	Market Value $
Yum! Brands, Inc.	461,942	29,952

		568,019

Consumer Staples - 6.2%
Altria Group, Inc.	32,312	1,162
Anheuser-Busch InBev NV - ADR	75,200	5,957
Archer-Daniels-Midland Co.	698,200	18,216
Cia de Bebidas das Americas - ADR	234,280	9,031
Coca-Cola Co. (The)	538,357	43,499
Colgate-Palmolive Co.	185,880	19,956
CVS Caremark Corp.	506,157	22,904
Energizer Holdings, Inc.	146,000	11,354
General Mills, Inc.	10,275	398
Herbalife, Ltd.	32,567	1,788
Kellogg Co.	3,831	183
Kimberly-Clark Corp.	6,226	541
Kraft Foods, Inc. Class A	143,575	5,701
Molson Coors Brewing Co. Class B	315,331	13,345
PepsiCo, Inc.	163,542	11,894
Philip Morris International, Inc.	25,225	2,307
Procter & Gamble Co. (The)	338,732	21,862
Ralcorp Holdings, Inc. (Æ)	98,560	5,881
Reynolds American, Inc.	5,221	242
Sysco Corp.	327,994	9,640
Walgreen Co.	13,696	498
Whole Foods Market, Inc.	92,370	8,478

		214,837

Energy - 9.2%
Anadarko Petroleum Corp.	74,800	5,194
Arch Coal, Inc. (Ñ)	1,130,995	8,154
Baker Hughes, Inc.	68,325	3,165
BP PLC - ADR	154,140	6,150
Cabot Oil & Gas Corp.	93,470	3,944
Chesapeake Energy Corp. (Ñ)	796,635	14,993
Chevron Corp.	276,133	30,259
ConocoPhillips (Ñ)	328,231	17,869
CONSOL Energy, Inc.	397,420	11,517
Devon Energy Corp.	255,175	15,086
Exxon Mobil Corp.	395,156	34,319
Forest Oil Corp. (Æ)	350,400	2,400
Halliburton Co.	376,676	12,479
Marathon Petroleum Corp.	190,400	9,006
National Oilwell Varco, Inc.	369,958	26,748
Noble Corp. (Æ)	174,825	6,469
Noble Energy, Inc.	78,800	6,889
Occidental Petroleum Corp.	239,286	20,825
Peabody Energy Corp.	400,640	8,365
Phillips 66 (Æ)	525,200	19,748
Schlumberger, Ltd.	319,918	22,797
Southwestern Energy Co. (Æ)	342,550	11,390
Spectra Energy Corp.	10,358	318
Suncor Energy, Inc.	197,300	6,026
Ultra Petroleum Corp. (Æ)(Ñ)	235,900	5,605
Valero Energy Corp.	170,515	4,689
Walter Energy, Inc. Class A	65,000	2,230

Russell U.S. Core Equity Fund	3

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Whiting Petroleum Corp. (Æ)	120,800	4,880

		321,514

Financial Services - 13.9%
ACE, Ltd.	110,371	8,112
Allstate Corp. (The)	328,835	11,279
Amarin Corp. PLC - ADR (Æ)(Ñ)	423,000	4,953
American Express Co.	470,370	27,145
American Tower Corp. Class A (ö)	61,823	4,470
Ameriprise Financial, Inc.	174,934	9,048
Aon PLC	5,816	286
Assured Guaranty, Ltd.	288,634	3,458
Axis Capital Holdings, Ltd.	70,120	2,304
BB&T Corp.	534,600	16,770
Berkshire Hathaway, Inc. Class B (Æ)	28,291	2,400
BlackRock, Inc. Class A	24,584	4,186
Capital One Financial Corp.	705,151	39,834
Chubb Corp. (The)	4,284	311
Citigroup, Inc.	1,741,612	47,250
Discover Financial Services	262,572	9,442
Fifth Third Bancorp	451,200	6,236
Franklin Resources, Inc.	1,407	162
Genworth Financial, Inc. Class A (Æ)	970,790	4,893
Goldman Sachs Group, Inc. (The)	87,550	8,834
Hartford Financial Services Group, Inc.	685,150	11,271
Huntington Bancshares, Inc.	503,030	3,126
iShares Russell 1000 Value Index Fund	12,729	876
Janus Capital Group, Inc.	573,300	4,145
Jefferies Group, Inc. (Ñ)	169,500	2,126
JPMorgan Chase & Co.	1,055,865	38,011
Lincoln National Corp.	275,800	5,530
Loews Corp.	1,798	71
Marsh & McLennan Cos., Inc.	7,912	263
Mastercard, Inc. Class A	26,237	11,454
MetLife, Inc.	724,890	22,305
PNC Financial Services Group, Inc.	160,072	9,460
Prudential Financial, Inc.	417,400	20,152
Public Storage (ö)	2,031	303
Regions Financial Corp.	1,115,640	7,765
RenaissanceRe Holdings, Ltd.	23,050	1,705
State Street Corp.	323,500	13,063
SunTrust Banks, Inc.	530,338	12,542
Thomson Reuters Corp.	1,765	50
Travelers Cos., Inc. (The)	139,394	8,733
Visa, Inc. Class A	224,316	28,952
Wells Fargo & Co.	1,747,445	59,081
Western Union Co. (The)	522,250	9,103
WR Berkley Corp.	42,035	1,540

		483,000

Health Care - 13.8%
Abbott Laboratories	24,991	1,657
Alexion Pharmaceuticals, Inc. (Æ)	72,143	7,564
Allergan, Inc.	66,018	5,418
AmerisourceBergen Corp. Class A	94,200	3,740
Amgen, Inc.	116,238	9,601

	Principal Amount ($) or Shares	Market Value $
Baxter International, Inc.	597,842	34,980
Becton Dickinson and Co.	3,215	243
Biogen Idec, Inc. (Æ)	74,204	10,821
Bristol-Myers Squibb Co.	97,118	3,457
Brookdale Senior Living, Inc. Class A (Æ)	337,295	5,552
Cardinal Health, Inc.	5,489	237
CareFusion Corp. (Æ)	369,400	9,017
Celgene Corp. (Æ)	14,993	1,027
Cerner Corp. (Æ)	287,760	21,271
Community Health Systems, Inc. (Æ)	241,650	5,947
Covidien PLC	326,988	18,272
Eli Lilly & Co.	16,273	717
Express Scripts Holding Co. (Æ)	275,945	15,988
Gilead Sciences, Inc. (Æ)	347,706	18,891
Hospira, Inc. (Æ)	62,575	2,175
Intuitive Surgical, Inc. (Æ)	33,099	15,937
Johnson & Johnson	529,041	36,620
McKesson Corp.	323,313	29,334
Medtronic, Inc.	16,472	649
Merck & Co., Inc.	395,442	17,467
Mylan, Inc. (Æ)	634,580	14,614
Novartis AG - ADR	241,300	14,145
Novo Nordisk A/S - ADR	87,300	13,491
Perrigo Co.	125,030	14,256
Pfizer, Inc.	4,374,935	105,174
Quest Diagnostics, Inc.	103,000	6,018
Sanofi - ADR	131,100	5,328
Stryker Corp.	4,913	256
Teva Pharmaceutical Industries, Ltd. - ADR	133,425	5,456
Thermo Fisher Scientific, Inc.	5,828	325
UnitedHealth Group, Inc.	371,586	18,984
Valeant Pharmaceuticals International, Inc. (Æ)	150,782	7,171

		481,800

Materials and Processing - 4.4%
Air Products & Chemicals, Inc.	39,770	3,199
Barrick Gold Corp.	497,850	16,369
Celanese Corp. Class A	94,200	3,592
Ecolab, Inc.	276,126	18,072
EI du Pont de Nemours & Co.	170,500	8,474
Freeport-McMoRan Copper & Gold, Inc.	131,800	4,438
International Paper Co.	108,725	3,567
LyondellBasell Industries NV Class A	83,600	3,723
Masco Corp. (Ñ)	123,300	1,483
Monsanto Co.	715,077	61,225
Mosaic Co. (The)	141,500	8,223
Praxair, Inc.	112,303	11,652
Precision Castparts Corp.	25,307	3,937
Sealed Air Corp.	286,800	4,646
Sherwin-Williams Co. (The)	16,800	2,257

		154,857

Producer Durables - 9.2%
3M Co.	11,017	1,005
Accenture PLC Class A	119,525	7,207

4	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AECOM Technology Corp. (Æ)	127,775	2,071
Allison Transmission Holdings, Inc. (Ñ)	63,800	1,200
Automatic Data Processing, Inc.	328,564	18,580
Avery Dennison Corp.	127,475	3,925
Boeing Co. (The)	385,520	28,494
Caterpillar, Inc.	124,800	10,509
Corrections Corp. of America	199,748	6,208
CSX Corp.	647	15
Cummins, Inc.	193,077	18,516
Danaher Corp.	193,217	10,204
Danone - ADR (Æ)	693,280	8,423
Deere & Co.	63,445	4,874
Eaton Corp. (Ñ)	199,300	8,737
Emerson Electric Co.	6,892	329
FedEx Corp.	140,638	12,700
General Dynamics Corp.	5,042	320
General Electric Co.	1,394,250	28,931
Honeywell International, Inc.	738,145	42,849
Illinois Tool Works, Inc.	6,237	339
Joy Global, Inc.	177,110	9,199
Lexmark International, Inc. Class A	124,500	2,178
Lockheed Martin Corp.	4,138	369
Magna International, Inc. Class A	125,540	5,024
Manpower, Inc.	53,700	1,911
Navistar International Corp. (Æ)	175,173	4,309
Norfolk Southern Corp.	2,303	171
Northrop Grumman Corp.	3,534	234
Parker Hannifin Corp.	101,800	8,177
Pentair, Inc.	148,000	6,487
Raytheon Co.	160,747	8,918
Rockwell Automation, Inc.	51,700	3,483
Rockwell Collins, Inc.	45,700	2,311
Roper Industries, Inc.	19,500	1,939
Spirit Aerosystems Holdings, Inc. Class A (Æ)	242,650	5,702
Stanley Black & Decker, Inc.	169,200	11,318
Terex Corp. (Æ)	381,665	7,442
Tyco International, Ltd.	111,149	6,107
Union Pacific Corp.	57,806	7,088
United Parcel Service, Inc. Class B	44,707	3,380
United Technologies Corp.	72,572	5,402
Waste Management, Inc.	7,343	253
Xylem, Inc.	215,100	5,158

		321,996

Technology - 17.3%
Adobe Systems, Inc. (Æ)	6,648	205
Altera Corp.	133,500	4,733
Apple, Inc.	192,672	117,676
Applied Materials, Inc.	1,810,700	19,719
Avago Technologies, Ltd.	331,800	12,277
Avnet, Inc. (Æ)	86,625	2,729
Broadcom Corp. Class A (Æ)	104,386	3,537
Cisco Systems, Inc.	3,257,064	51,950
Citrix Systems, Inc. (Æ)	127,700	9,281
Cognizant Technology Solutions Corp. Class A (Æ)	3,186	181

	Principal Amount ($) or Shares		Market Value $
Dell, Inc. (Æ)	115,695		1,374
EMC Corp. (Æ)	704,577		18,467
F5 Networks, Inc. (Æ)	35,800		3,343
Facebook, Inc. Class A (Æ)(Ñ)	355,480		7,718
Fusion-io, Inc. (Æ)(Ñ)	65,212		1,247
Google, Inc. Class A (Æ)	77,487		49,047
Intel Corp.	621,433		15,971
International Business Machines Corp.	111,845		21,919
LinkedIn Corp. Class A (Æ)	19,200		1,971
Maxim Integrated Products, Inc.	220,800		6,012
MEMC Electronic Materials, Inc. (Æ)	280,790		539
Microsoft Corp.	1,744,321		51,405
Oracle Corp.	471,489		14,239
QUALCOMM, Inc.	848,740		50,653
Rackspace Hosting, Inc. (Æ)	105,000		4,607
Red Hat, Inc. (Æ)	310,080		16,639
Salesforce.com, Inc. (Æ)	68,476		8,516
SanDisk Corp. (Æ)	116,075		4,774
SAP AG - ADR(Ñ)	233,230		14,777
Teradata Corp. (Æ)	62,000		4,192
Texas Instruments, Inc.	1,408,857		38,377
VeriFone Systems, Inc. (Æ)	154,420		5,604
VMware, Inc. Class A (Æ)	74,100		6,725
Vodafone Group PLC - ADR	1,102,400		31,694
Xilinx, Inc.	81,100		2,628

			604,726

Utilities - 1.4%
American Electric Power Co., Inc.	6,292		266
AT&T, Inc.	366,205		13,887
CenturyLink, Inc.	93,561		3,887
Consolidated Edison, Inc.	4,243		274
Dominion Resources, Inc.	3,225		175
Duke Energy Corp.	8,713		591
Encana Corp.	486,700		10,829
Exelon Corp.	13,535		529
FirstEnergy Corp.	53,132		2,668
GenOn Energy, Inc. (Æ)	1,463,220		3,482
Level 3 Communications, Inc. (Æ)	76,700		1,478
NextEra Energy, Inc.	5,932		421
PG&E Corp.	6,701		309
Public Service Enterprise Group, Inc.	8,026		267
Southern Co.	11,656		561
Verizon Communications, Inc.	197,944		8,935

			48,559

Total Common Stocks (cost $2,825,778)			3,199,308

Short-Term Investments - 7.9%
Russell U.S. Cash Management Fund	273,973,346	(¥)	273,973

Total Short-Term Investments (cost $273,973)			273,973

Russell U.S. Core Equity Fund	5

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Other Securities - 0.9%
Russell Investment Company Liquidating Trust (×)	2,738,647	(¥)	2,797
Russell U.S. Cash Collateral Fund (×)	29,574,463	(¥)	29,574

Total Other Securities (cost $32,313)			32,371

Total Investments - 100.5% (identified cost $3,132,064)			3,505,652

Other Assets and Liabilities, Net - (0.5%)			(15,865)

Net Assets - 100.0%			3,489,787

See accompanying notes which are an integral part of this quarterly report.

6	Russell U.S. Core Equity Fund

Russell Investment Company

Russell U.S. Core Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	272	USD	20,566	09/12	41
S&P 500 E-Mini Index Futures (CME)	3,394	USD	233,270	09/12	2,957
S&P 500 Index Futures (CME)	90	USD	30,928	09/12	148

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,146

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$568,019	$—	$—	$568,019
Consumer Staples	214,837	—	—	214,837
Energy	321,514	—	—	321,514
Financial Services	483,000	—	—	483,000
Health Care	481,800	—	—	481,800
Materials and Processing	154,857	—	—	154,857
Producer Durables	321,996	—	—	321,996
Technology	604,726	—	—	604,726
Utilities	48,559	—	—	48,559
Short-Term Investments	—	273,973	—	273,973
Other Securities	—	32,371	—	32,371

Total Investments	3,199,308	306,344	—	3,505,652

Other Financial Instruments
Futures Contracts	3,146	—	—	3,146

Total Other Financial Instruments*	$3,146	$—	$—	$3,146

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Core Equity Fund	7

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 104.9%
Consumer Discretionary - 17.2%
Abercrombie & Fitch Co. Class A	70,400	2,380
Advance Auto Parts, Inc.	164,768	11,558
Aeropostale, Inc. (Æ)	43,807	864
Amazon.com, Inc. (Æ)	23,281	5,431
AMC Networks, Inc. Class A (Æ)	136,248	5,908
American Eagle Outfitters, Inc.	161,500	3,362
Apollo Group, Inc. Class A (Æ)	114,600	3,117
Arbitron, Inc.	17,166	602
Ascena Retail Group, Inc. (Æ)	19,600	359
AutoZone, Inc. (Æ)(Û)	22,370	8,394
Bally Technologies, Inc. (Æ)	10,700	468
Bed Bath & Beyond, Inc. (Æ)	4,500	274
Best Buy Co., Inc.	213,700	3,866
Big Lots, Inc. (Æ)	17,700	717
BorgWarner, Inc. (Æ)	4,600	309
Brunswick Corp.	20,800	457
Buffalo Wild Wings, Inc. (Æ)	14,600	1,060
Carter’s, Inc. (Æ)	2,800	142
CBS Corp. Class B (Û)	217,500	7,278
Charter Communications, Inc. Class A (Æ)	27,000	2,077
Chipotle Mexican Grill, Inc. Class A (Æ)(Û)	13,020	3,806
Coach, Inc. (Û)	273,896	13,511
Comcast Corp. Class A (Û)	305,875	9,956
Costco Wholesale Corp. (Û)	36,300	3,491
Cracker Barrel Old Country Store, Inc.	31,900	1,999
Delphi Automotive PLC (Æ)	172,000	4,883
DIRECTV, Inc. Class A (Æ)(Û)	338,338	16,802
Discovery Communications, Inc. Class A (Æ)	8,900	451
DISH Network Corp. Class A	240,081	7,385
Dollar General Corp. (Æ)	46,795	2,387
Dollar Tree, Inc. (Æ)	150,192	7,561
Domino’s Pizza, Inc.	13,500	461
DR Horton, Inc.	86,100	1,518
Dunkin’ Brands Group, Inc.	93,139	2,820
eBay, Inc. (Æ)	363,517	16,104
Estee Lauder Cos., Inc. (The) Class A	327,042	17,130
Expedia, Inc.	77,102	4,394
Flextronics International, Ltd. (Æ)	194,500	1,247
Foot Locker, Inc.	477,094	15,754
Ford Motor Co.	23,900	221
Fortune Brands Home & Security, Inc. (Æ)	4,000	88
GameStop Corp. Class A	194,510	3,116
Gannett Co., Inc.	79,100	1,116
Gap, Inc. (The) (Û)	178,400	5,261
Garmin, Ltd.	42,700	1,649
GateHouse Media, Inc. Class A (Æ)	19,200	1,013
General Motors Co. (Æ)(Û)	335,100	6,605
Genuine Parts Co.	15,300	980
Goodyear Tire & Rubber Co. (The) (Æ)	182,000	2,084
Grand Canyon Education, Inc. (Æ)	44,870	747
Group 1 Automotive, Inc.	32,125	1,727
H&R Block, Inc.	81,400	1,313
Harley-Davidson, Inc.	29,300	1,267
Hertz Global Holdings, Inc. (Æ)	87,600	986

	Principal Amount ($) or Shares	Market Value $
Home Depot, Inc. (Û)	250,962	13,095
International Game Technology	42,855	485
Interpublic Group of Cos., Inc. (The)	182,800	1,804
Interval Leisure Group, Inc.	11,000	202
JC Penney Co., Inc.	5,200	117
Lamar Advertising Co. Class A (Æ)	16,100	489
Las Vegas Sands Corp.	20,700	754
Lear Corp.	151,244	5,377
Lennar Corp. Class A	54,700	1,598
Liberty Media Corp. - Liberty Capital Class A (Æ)	18,138	1,716
Limited Brands, Inc.	126,434	6,012
LKQ Corp. (Æ)	47,700	1,685
Lowe’s Cos., Inc.	132,900	3,372
Macy’s, Inc.	293,100	10,505
Madison Square Garden Co. (The) Class A (Æ)	17,400	631
Marriott International, Inc. Class A	213,841	7,788
Mattel, Inc.	14,400	506
McDonald’s Corp.	63,700	5,692
McGraw-Hill Cos., Inc. (The)	156,731	7,360
MGM Resorts International (Æ)	121,000	1,152
Mohawk Industries, Inc. (Æ)	13,200	877
Newell Rubbermaid, Inc.	216,550	3,822
News Corp. Class A	159,600	3,674
Nike, Inc. Class B	155,679	14,533
Nordstrom, Inc.	1,500	81
Nu Skin Enterprises, Inc. Class A	112,200	5,723
NVR, Inc. (Æ)	100	77
Omnicom Group, Inc.	10,000	502
O’Reilly Automotive, Inc. (Æ)	36,800	3,155
Panera Bread Co. Class A (Æ)	4,633	730
Papa John’s International, Inc. (Æ)	19,400	990
Penn National Gaming, Inc. (Æ)	2,600	101
PetSmart, Inc.	101,358	6,701
Polaris Industries, Inc.	95,172	7,153
priceline.com, Inc. (Æ)	1,400	926
PulteGroup, Inc. (Æ)	167,943	1,898
PVH Corp.	15,600	1,239
Regal Entertainment Group Class A	100,500	1,389
Ross Stores, Inc. (Û)	148,800	9,886
Royal Caribbean Cruises, Ltd.	5,400	135
Sally Beauty Holdings, Inc. (Æ)	83,024	2,194
Signet Jewelers, Ltd.	6,300	277
Six Flags Entertainment Corp.	10,854	625
Staples, Inc.	11,800	150
Starbucks Corp.	100,656	4,558
Starwood Hotels & Resorts Worldwide, Inc. (ö)	22,100	1,197
Target Corp.	74,942	4,545
Tempur-Pedic International, Inc. (Æ)	9,100	259
Tesla Motors, Inc. (Æ)	4,700	129
Texas Roadhouse, Inc. Class A	133,000	2,302
Tiffany & Co.	25,114	1,380
Time Warner Cable, Inc. (Û)	155,900	13,241
Time Warner, Inc.	17,400	681
TJX Cos., Inc. (Û)	584,876	25,898

8	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Toll Brothers, Inc. (Æ)	22,700	662
Tractor Supply Co.	5,000	454
TripAdvisor, Inc. (Æ)	84,984	3,179
Tupperware Brands Corp.	42,405	2,223
Ulta Salon Cosmetics & Fragrance, Inc.	71,483	6,067
Urban Outfitters, Inc. (Æ)	4,900	150
VF Corp.	24,500	3,658
Viacom, Inc. Class B (Û)	115,943	5,416
Visteon Corp. (Æ)	79,571	2,580
Wal-Mart Stores, Inc.	193,500	14,402
Walt Disney Co. (The)	18,910	929
Whirlpool Corp.	103,900	7,019
WMS Industries, Inc. (Æ)	66,600	1,223
Wyndham Worldwide Corp.	124,800	6,496
Yum! Brands, Inc. (Û)	160,400	10,400

		474,682

Consumer Staples - 8.4%
Altria Group, Inc.	96,700	3,478
Archer-Daniels-Midland Co.	666,500	17,389
Beam, Inc.	3,000	189
Bunge, Ltd. (Û)	45,946	3,022
Campbell Soup Co. (Û)	22,300	738
Church & Dwight Co., Inc.	37,202	2,143
Coca-Cola Co. (The)	156,735	12,664
Coca-Cola Enterprises, Inc.	4,000	117
Colgate-Palmolive Co.	104,786	11,250
ConAgra Foods, Inc.	583,000	14,394
Constellation Brands, Inc. Class A (Æ)	133,760	3,773
CVS Caremark Corp. (Û)	376,000	17,014
Dean Foods Co. (Æ)	385,600	4,770
Dr Pepper Snapple Group, Inc.	66,871	3,048
Energizer Holdings, Inc.	8,300	645
Fresh Market, Inc. (The) (Æ)	19,614	1,155
GNC Holdings, Inc. Class A	4,000	154
Herbalife, Ltd.	59,229	3,251
Hershey Co. (The)	11,615	833
Hillshire Brands Co.	75,888	1,944
HJ Heinz Co. (Û)	52,500	2,899
Hormel Foods Corp.	800	22
Ingredion, Inc.	4,100	213
JM Smucker Co. (The)	1,300	100
Kimberly-Clark Corp.	17,300	1,504
Kraft Foods, Inc. Class A	75,600	3,002
Kroger Co. (The) (Û)	536,518	11,895
Lorillard, Inc. (Û)	67,500	8,683
Mead Johnson Nutrition Co. Class A	128,841	9,400
Molson Coors Brewing Co. Class B	6,500	275
Monster Beverage Corp. (Æ)(Û)	146,750	9,754
PepsiCo, Inc.	125,925	9,159
Philip Morris International, Inc. (Û)	469,371	42,919
Procter & Gamble Co. (The) (Û)	285,461	18,424
Ralcorp Holdings, Inc. (Æ)	41,121	2,454
Reynolds American, Inc.	4,600	213
Safeway, Inc.	9,700	151
Sysco Corp.	5,700	168
Tyson Foods, Inc. Class A	465,363	6,985

	Principal Amount ($) or Shares	Market Value $
Walgreen Co.	54,200	1,971
Whole Foods Market, Inc.	18,700	1,716

		233,878

Energy - 11.8%
Anadarko Petroleum Corp.	2,300	160
Apache Corp.	70,650	6,084
Atwood Oceanics, Inc. (Æ)	5,800	258
Cameron International Corp. (Æ)	7,000	352
Chevron Corp. (Û)	403,944	44,264
Cobalt International Energy, Inc. (Æ)	59,115	1,484
Concho Resources, Inc. (Æ)	10,300	878
ConocoPhillips (Û)	211,400	11,509
Continental Resources, Inc. (Æ)	16,800	1,075
Denbury Resources, Inc. (Æ)	137,500	2,079
Dresser-Rand Group, Inc. (Æ)	32,600	1,516
EOG Resources, Inc. (Û)	58,050	5,689
EQT Corp.	119,955	6,765
Exxon Mobil Corp. (Û)	791,114	68,708
FMC Technologies, Inc. (Æ)	50,700	2,288
Halliburton Co.	355,383	11,774
Helmerich & Payne, Inc.	78,700	3,660
Hess Corp. (Û)	47,700	2,250
HollyFrontier Corp.	192,780	7,208
Hubbell, Inc. Class B (Æ)	31,600	2,600
Kinder Morgan, Inc.	132,659	4,750
Marathon Oil Corp. (Û)	328,400	8,693
Marathon Petroleum Corp. (Û)	473,052	22,375
McDermott International, Inc. (Æ)	31,200	365
Murphy Oil Corp. (Û)	125,800	6,750
Nabors Industries, Ltd. (Æ)	312,900	4,331
National Oilwell Varco, Inc.	174,802	12,638
Noble Energy, Inc. (Û)	57,840	5,057
Occidental Petroleum Corp.	500	43
Oceaneering International, Inc.	76,090	3,933
Oil States International, Inc. (Æ)	14,700	1,069
Patterson-UTI Energy, Inc.	244,110	3,779
Peabody Energy Corp.	72,900	1,522
Phillips 66 Class W (Æ)	674,062	25,345
Pioneer Natural Resources Co.	17,000	1,507
Plains Exploration & Production Co. (Æ)	50,800	2,030
Schlumberger, Ltd.	28,439	2,027
SM Energy Co.	74,811	3,523
Spectra Energy Corp.	78,700	2,415
Sunoco, Inc.	98,500	4,747
Targa Resources Corp.	31,300	1,379
Tesoro Corp.	144,700	4,001
Valero Energy Corp. (Û)	195,300	5,371
Western Refining, Inc.	59,500	1,400
Whiting Petroleum Corp. (Æ)	88,476	3,574
Williams Cos., Inc. (The)	332,893	10,583
WPX Energy, Inc. (Æ)	202,727	3,233

		327,041

Financial Services - 13.8%
ACE, Ltd. (Û)	68,400	5,027
Affiliated Managers Group, Inc. (Æ)	3,800	424

Russell U.S. Quantitative Equity Fund	9

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Aflac, Inc.	115,724	5,066
Alliance Data Systems Corp. (Æ)	17,500	2,275
Allied World Assurance Co. Holdings AG	87,983	6,637
Allstate Corp. (The) (Û)	86,200	2,957
American Campus Communities, Inc. (ö)	3,100	148
American Capital Agency Corp. (ö)	13,800	485
American Capital Mortgage Investment Corp. (ö)	92,200	2,264
American Express Co.	364,245	21,021
American Financial Group, Inc.	119,887	4,521
American International Group, Inc. (Æ)	53,490	1,673
American Tower Corp. Class A (ö)	22,700	1,641
Ameriprise Financial, Inc.	233,968	12,101
Aon PLC	2,100	103
Arch Capital Group, Ltd. (Æ)	10,812	420
Ares Capital Corp.	20,300	338
Arthur J Gallagher & Co.	67,031	2,378
Aspen Insurance Holdings, Ltd.	81,400	2,339
Associated Banc-Corp.	14,200	177
Assurant, Inc.	185,968	6,734
Assured Guaranty, Ltd.	66,800	800
Axis Capital Holdings, Ltd.	50,100	1,646
Bank of America Corp.	134,800	989
Bank of Hawaii Corp.	2,700	126
Bank of New York Mellon Corp. (The) (Û)	160,100	3,407
BB&T Corp.	70,400	2,208
Berkshire Hathaway, Inc. Class B (Æ)	45,809	3,886
BlackRock, Inc. Class A	12,427	2,116
Brandywine Realty Trust (ö)	34,700	412
Broadridge Financial Solutions, Inc.	10,300	218
Camden Property Trust (ö)	33,253	2,371
Capital One Financial Corp.	28,500	1,610
CBL & Associates Properties, Inc. (ö)	19,500	385
Chubb Corp. (The)	40,300	2,929
Cincinnati Financial Corp.	40,000	1,514
Citigroup, Inc.	134,040	3,637
Comerica, Inc.	33,300	1,006
CommonWealth REIT (ö)	82,200	1,499
CoreLogic, Inc. (Æ)	26,121	601
Cullen/Frost Bankers, Inc.	2,500	138
DDR Corp. (ö)	54,100	814
Digital Realty Trust, Inc. (ö)	26,500	2,069
Discover Financial Services (Û)	524,411	18,858
Douglas Emmett, Inc. (ö)	34,900	821
Duke Realty Corp. (ö)	145,485	2,104
Dun & Bradstreet Corp. (The)	12,800	1,026
East West Bancorp, Inc.	18,100	395
Endurance Specialty Holdings, Ltd.	71,227	2,469
Equifax, Inc.	31,500	1,475
Essex Property Trust, Inc. (ö)	600	94
Everest Re Group, Ltd.	87,223	8,871
Extra Space Storage, Inc. (ö)	11,800	386
Fair Isaac Corp.	60,400	2,615
Federated Investors, Inc. Class B	7,200	145
Fidelity National Financial, Inc. Class A	15,900	296
Fidelity National Information Services, Inc.	30,800	968
Fifth Third Bancorp (Û)	900,488	12,445

	Principal Amount ($) or Shares	Market Value $
First American Financial Corp.	27,200	498
First Horizon National Corp.	100,500	827
First Republic Bank	4,900	159
Fiserv, Inc. (Æ)	10,100	708
FleetCor Technologies, Inc. (Æ)	16,447	607
Franklin Resources, Inc.	2,000	230
Fulton Financial Corp.	113,800	1,046
General Growth Properties, Inc. (ö)	42,000	761
Genworth Financial, Inc. Class A (Æ)	17,500	88
Global Payments, Inc.	73,811	3,161
Goldman Sachs Group, Inc. (The)	131,490	13,267
Hanover Insurance Group, Inc. (The)	48,600	1,704
Hatteras Financial Corp. (ö)	4,800	140
HCP, Inc. (ö)	12,000	567
Health Care REIT, Inc. (ö)	7,400	461
Heartland Payment Systems, Inc.	37,172	1,178
Hospitality Properties Trust (ö)	158,748	3,853
Host Hotels & Resorts, Inc. (ö)	78,500	1,152
Howard Hughes Corp. (The) (Æ)	3,000	185
Hudson City Bancorp, Inc.	135,700	862
Huntington Bancshares, Inc.	663,200	4,122
Interactive Brokers Group, Inc. Class A	24,228	336
Invesco, Ltd.	72,200	1,598
Jefferies Group, Inc.	15,700	197
Jones Lang LaSalle, Inc.	24,129	1,609
JPMorgan Chase & Co. (Û)	834,500	30,042
KeyCorp	1,324,328	10,568
Kilroy Realty Corp. (ö)	9,600	454
Kimco Realty Corp. (ö)	88,090	1,717
Lender Processing Services, Inc.	27,000	666
Liberty Property Trust (ö)	3,900	142
Lincoln National Corp.	39,100	784
LPL Financial Holdings, Inc.	5,600	157
M&T Bank Corp.	900	77
Macerich Co. (The) (ö)	2,200	129
Markel Corp. (Æ)	1,642	709
MarketAxess Holdings, Inc.	35,010	1,058
Marsh & McLennan Cos., Inc.	60,100	1,996
Mastercard, Inc. Class A (Û)	23,120	10,094
MBIA, Inc. (Æ)	12,800	122
MetLife, Inc.	14,000	431
MFA Financial, Inc. (ö)	17,100	138
Moody’s Corp.	36,200	1,467
Morgan Stanley	691,200	9,442
PartnerRe, Ltd. - ADR	103,700	7,512
People’s United Financial, Inc.	70,400	807
PNC Financial Services Group, Inc.	55,100	3,256
Principal Financial Group, Inc.	1,900	49
Progressive Corp. (The)	7,700	152
Prologis, Inc. (ö)	8,100	262
Protective Life Corp.	33,100	924
Prudential Financial, Inc. (Û)	122,300	5,905
Public Storage (ö)(Û)	48,360	7,203
Raymond James Financial, Inc.	22,900	770
Rayonier, Inc. (ö)	21,350	1,018
Realty Income Corp. (ö)	4,500	185
Regions Financial Corp.	410,400	2,856

10	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Reinsurance Group of America, Inc. Class A	66,960	3,728
RLI Corp.	11,000	709
Selective Insurance Group, Inc.	16,000	276
Simon Property Group, Inc. (ö)	20,020	3,213
SLM Corp.	10,800	173
StanCorp Financial Group, Inc.	18,100	539
State Street Corp. (Û)	18,900	763
SunTrust Banks, Inc.	6,100	144
SVB Financial Group (Æ)	5,700	330
Symetra Financial Corp.	53,900	627
T Rowe Price Group, Inc.	4,900	298
Taubman Centers, Inc. (ö)	31,248	2,422
Torchmark Corp.	71,945	3,579
Total System Services, Inc.	254,267	6,013
Travelers Cos., Inc. (The) (Û)	115,400	7,230
US Bancorp	163,600	5,481
Validus Holdings, Ltd.	38,200	1,243
Valley National Bancorp	7,875	73
Visa, Inc. Class A	71,700	9,254
Waddell & Reed Financial, Inc. Class A	113,093	3,290
Washington Federal, Inc.	30,700	489
Weingarten Realty Investors(ö)	10,500	282
Wells Fargo & Co. (Û)	627,788	21,226
Western Union Co. (The)	42,900	748
Weyerhaeuser Co. (ö)	10,200	238
White Mountains Insurance Group, Ltd.	2,100	1,072
WR Berkley Corp.	14,400	527
Zions Bancorporation	45,851	834

		381,287

Health Care - 10.8%
Abbott Laboratories	43,956	2,915
Aetna, Inc. (Û)	597,406	21,542
Alexion Pharmaceuticals, Inc. (Æ)	49,311	5,170
Allergan, Inc.	14,400	1,182
AmerisourceBergen Corp. Class A (Û)	82,600	3,279
Amgen, Inc.	124,000	10,242
Amylin Pharmaceuticals, Inc. (Æ)	9,900	305
Ariad Pharmaceuticals, Inc. (Æ)	8,300	159
Auxilium Pharmaceuticals, Inc. (Æ)	114,506	3,085
Baxter International, Inc.	14,700	860
Biogen Idec, Inc. (Æ)(Û)	143,140	20,874
BioMarin Pharmaceutical, Inc. (Æ)	16,300	640
Bio-Rad Laboratories, Inc. Class A (Æ)	7,800	750
Boston Scientific Corp. (Æ)	918,900	4,751
Bristol-Myers Squibb Co.	61,300	2,182
Cardinal Health, Inc. (Û)	106,500	4,589
CareFusion Corp. (Æ)	138,500	3,381
Catamaran Corp. (Æ)	6,600	558
Celgene Corp. (Æ)(Û)	160,500	10,988
Centene Corp. (Æ)	27,500	1,046
Cerner Corp. (Æ)	1,300	96
Charles River Laboratories International, Inc. (Æ)	33,998	1,157
Cigna Corp.	9,000	363
Coventry Health Care, Inc.	131,500	4,383

	Principal Amount ($) or Shares	Market Value $
Covidien PLC	155,061	8,665
CR Bard, Inc.	52,100	5,067
Cubist Pharmaceuticals, Inc. (Æ)	43,100	1,856
Cyberonics, Inc. (Æ)	22,100	957
DaVita, Inc. (Æ)	1,500	148
Dentsply International, Inc.	1,700	62
Eli Lilly & Co. (Û)	325,395	14,327
Endo Health Solutions, Inc. (Æ)	28,181	838
Express Scripts Holding Co. (Æ)	2,300	133
Forest Laboratories, Inc. (Æ)	137,800	4,623
Genomic Health, Inc. (Æ)	21,900	735
Gilead Sciences, Inc. (Æ)(Û)	71,400	3,879
Haemonetics Corp. (Æ)	12,600	906
HCA Holdings, Inc.	132,100	3,498
Health Net, Inc. (Æ)	45,108	993
Henry Schein, Inc. (Æ)	3,100	232
Hill-Rom Holdings, Inc.	85,749	2,242
Hologic, Inc. (Æ)	16,300	302
Humana, Inc. (Û)	315,299	19,422
Incyte Corp., Ltd. (Æ)	6,000	150
Intuitive Surgical, Inc. (Æ)(Û)	12,850	6,187
Johnson & Johnson (Û)	316,500	21,908
Laboratory Corp. of America Holdings (Æ)	300	25
Magellan Health Services, Inc. (Æ)	23,400	1,128
McKesson Corp. (Û)	139,500	12,657
Medicis Pharmaceutical Corp. Class A	27,000	889
Medivation, Inc. (Æ)	4,000	399
Medtronic, Inc.	5,100	201
Merck & Co., Inc.	280,631	12,396
Molina Healthcare, Inc. (Æ)	9,000	220
Onyx Pharmaceuticals, Inc. (Æ)	2,700	202
PDL BioPharma, Inc.	211,585	1,437
PerkinElmer, Inc.	20,900	534
Pfizer, Inc. (Û)	1,240,909	29,831
Regeneron Pharmaceuticals, Inc. (Æ)	6,800	916
Salix Pharmaceuticals, Ltd. (Æ)	4,000	179
St. Jude Medical, Inc.	126,181	4,714
Teleflex, Inc.	14,300	912
Thoratec Corp. (Æ)	63,200	2,168
UnitedHealth Group, Inc.	221,500	11,316
Varian Medical Systems, Inc. (Æ)	5,800	317
Warner Chilcott PLC Class A (Æ)	245,700	4,177
WellCare Health Plans, Inc. (Æ)	59,700	3,870
WellPoint, Inc. (Û)	149,800	7,983

		298,098

Materials and Processing - 5.0%
Agrium, Inc.	44,100	4,188
Air Products & Chemicals, Inc.	11,100	893
Airgas, Inc.	28,200	2,237
Alcoa, Inc.	272,200	2,306
Allegheny Technologies, Inc.	61,925	1,860
Ashland, Inc.	16,500	1,161
Ball Corp.	22,500	935
Brown-Forman Corp. Class B - ADR	8,800	823
Cabot Corp.	13,400	523
Celanese Corp. Class A	23,350	890

Russell U.S. Quantitative Equity Fund	11

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CF Industries Holdings, Inc.	74,118	14,509
Chemtura Corp. (Æ)	112,500	1,521
Commercial Metals Co.	109,456	1,411
Cytec Industries, Inc.	4,300	265
Domtar Corp.	30,600	2,260
Dow Chemical Co. (The)	23,500	676
Eastman Chemical Co. (Û)	92,109	4,815
Ecolab, Inc.	49,100	3,214
EI du Pont de Nemours & Co.	49,600	2,465
Fastenal Co.	84,300	3,635
FMC Corp.	5,600	306
Freeport-McMoRan Copper & Gold, Inc. (Û)	51,000	1,717
International Paper Co.	40,600	1,332
LyondellBasell Industries NV Class A	196,200	8,737
Martin Marietta Materials, Inc.	4,700	353
Masco Corp.	126,700	1,524
MeadWestvaco Corp.	143,977	4,089
Monsanto Co.	14,800	1,267
Nucor Corp.	36,800	1,443
Owens Corning (Æ)	4,600	124
Owens-Illinois, Inc. (Æ)	60,400	1,114
PPG Industries, Inc. (Û)	265,536	29,066
Praxair, Inc.	19,700	2,044
Precision Castparts Corp.	500	78
Reliance Steel & Aluminum Co.	21,600	1,112
Rock-Tenn Co. Class A	3,900	227
Rockwood Holdings, Inc.	35,810	1,584
RPM International, Inc.	48,700	1,291
Sherwin-Williams Co. (The)	23,900	3,211
Sigma-Aldrich Corp.	24,600	1,702
Silgan Holdings, Inc.	2,800	115
Southern Copper Corp.	27,200	878
Steel Dynamics, Inc.	45,800	590
Timken Co.	211,193	7,645
Valmont Industries, Inc.	5,200	644
Valspar Corp.	97,500	4,895
Vulcan Materials Co.	3,000	116
WR Grace & Co. (Æ)	176,255	9,877

		137,668

Producer Durables - 11.1%
3M Co.	21,500	1,961
ABM Industries, Inc.	44,000	818
Accenture PLC Class A (Û)	371,937	22,428
Advisory Board Co. (The) (Æ)	24,136	1,086
AGCO Corp. (Æ)	140,400	6,155
Alaska Air Group, Inc. (Æ)	12,600	439
Alliant Techsystems, Inc.	51,300	2,376
Ametek, Inc.	13,800	428
AO Smith Corp.	59,587	2,945
Automatic Data Processing, Inc.	60,500	3,421
B/E Aerospace, Inc. (Æ)	26,600	1,044
Babcock & Wilcox Co. (The) (Æ)	82,800	2,078
Boeing Co. (The) (Û)	147,500	10,902
Brink’s Co. (The)	7,700	179
Carlisle Cos., Inc.	10,200	515

	Principal Amount ($) or Shares	Market Value $
Caterpillar, Inc.	208,861	17,588
Chicago Bridge & Iron Co. NV	149,243	5,334
Cintas Corp.	20,600	816
Con-way, Inc.	141,816	5,051
Copa Holdings SA Class A	1,400	109
Copart, Inc. (Æ)	9,100	216
Corporate Executive Board Co. (The)	34,800	1,605
Corrections Corp. of America	34,300	1,066
Crane Co.	6,300	246
CSX Corp.	9,300	213
Cummins, Inc.	28,200	2,704
Danaher Corp.	3,400	180
Deere & Co.	17,000	1,306
Delta Air Lines, Inc. (Æ)	1,171,500	11,305
Donaldson Co., Inc.	60,500	2,065
Dover Corp.	23,000	1,253
Eaton Corp.	11,400	500
EMCOR Group, Inc.	67,700	1,783
FedEx Corp. (Û)	216,260	19,528
Flowserve Corp.	9,100	1,092
Fluor Corp.	57,700	2,861
GATX Corp.	12,700	534
General Dynamics Corp.	35,000	2,220
General Electric Co. (Û)	963,420	19,991
Granite Construction, Inc.	16,799	435
Gulfmark Offshore, Inc. Class A (Æ)	24,393	877
Harsco Corp.	114,659	2,436
HEICO Corp.	17,504	625
Honeywell International, Inc.	32,200	1,869
Hub Group, Inc. Class A (Æ)	11,700	348
Huntington Ingalls Industries, Inc. (Æ)	28,000	1,092
IHS, Inc. Class A (Æ)	12,681	1,398
Illinois Tool Works, Inc.	7,300	397
Ingersoll-Rand PLC	38,000	1,612
Iron Mountain, Inc.	75,623	2,436
Itron, Inc. (Æ)	66,270	2,583
ITT Corp.	22,200	416
JB Hunt Transport Services, Inc.	7,500	413
Joy Global, Inc.	7,300	379
Kansas City Southern	26,000	1,893
Kennametal, Inc.	28,100	1,037
Kirby Corp. (Æ)	10,100	533
Knight Transportation, Inc.	109,100	1,672
Landstar System, Inc.	17,100	845
Lexmark International, Inc. Class A	46,198	808
Lincoln Electric Holdings, Inc.	28,600	1,141
Liquidity Services, Inc. (Æ)	30,100	1,376
Lockheed Martin Corp. (Û)	136,419	12,178
Manitowoc Co., Inc. (The)	40,100	481
Manpower, Inc.	115,500	4,109
MAXIMUS, Inc.	1,300	66
Mettler-Toledo International, Inc. (Æ)	1,000	155
Moog, Inc. Class A (Æ)	17,916	652
MSC Industrial Direct Co., Inc. Class A	12,800	880
Norfolk Southern Corp.	600	44
Northrop Grumman Corp. (Û)	217,800	14,418
Oshkosh Corp. (Æ)	21,600	486

12	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PACCAR, Inc.	4,400	176
Pall Corp.	17,300	924
Parker Hannifin Corp.	1,800	145
Paychex, Inc.	30,800	1,007
Pentair, Inc.	4,700	206
Raytheon Co. (Û)	165,100	9,160
Robert Half International, Inc.	49,800	1,345
Rockwell Automation, Inc.	900	61
Roper Industries, Inc.	10,200	1,014
Ryder System, Inc.	8,700	343
Shaw Group, Inc. (The) (Æ)	34,600	1,348
Southwest Airlines Co.	33,100	304
Spirit Aerosystems Holdings, Inc. Class A (Æ)	43,300	1,018
SPX Corp.	3,700	225
Stanley Black & Decker, Inc.	97,662	6,533
Terex Corp. (Æ)	42,700	833
Tetra Tech, Inc. (Æ)	22,071	567
Textron, Inc.	226,300	5,895
Toro Co. (The)	49,200	1,850
TransDigm Group, Inc. (Æ)	10,200	1,258
Trimble Navigation, Ltd. (Æ)	32,100	1,421
Trinity Industries, Inc.	22,600	633
Triumph Group, Inc.	10,263	642
Tyco International, Ltd.	283,881	15,596
Union Pacific Corp. (Û)	73,900	9,061
United Continental Holdings, Inc. (Æ)	14,000	264
United Parcel Service, Inc. Class B	4,000	302
United Rentals, Inc. (Æ)	5,300	153
United Technologies Corp.	39,000	2,903
URS Corp.	120,734	4,234
UTi Worldwide, Inc.	83,305	1,104
Verisk Analytics, Inc. Class A (Æ)	46,900	2,357
Wabtec Corp.	2,700	214
Werner Enterprises, Inc.	160,904	3,714
WESCO International, Inc. (Æ)	16,500	919
WW Grainger, Inc. (Û)	46,480	9,520
Xylem, Inc.	120,891	2,899

		306,579

Technology - 19.9%
Activision Blizzard, Inc. (Û)	235,800	2,837
Adobe Systems, Inc. (Æ)	10,900	337
Advanced Micro Devices, Inc. (Æ)	621,600	2,524
Akamai Technologies, Inc. (Æ)	17,400	612
Amdocs, Ltd.	121,800	3,624
Amphenol Corp. Class A	5,500	324
Analog Devices, Inc.	5,500	215
Ansys, Inc. (Æ)	11,400	684
AOL, Inc. (Æ)	34,991	1,115
Apple, Inc. (Û)	210,786	128,740
Autodesk, Inc. (Æ)	159,100	5,397
Avnet, Inc. (Æ)	89,381	2,815
Benchmark Electronics, Inc. (Æ)	7,800	123
Broadcom Corp. Class A (Æ)(Û)	164,200	5,563
Brocade Communications Systems, Inc. (Æ)	493,800	2,454
CA, Inc. (Û)	251,100	6,044
Cadence Design Systems, Inc. (Æ)	515,744	6,302

	Principal Amount ($) or Shares	Market Value $
Ciena Corp. (Æ)	186,600	2,991
Cisco Systems, Inc. (Û)	1,587,706	25,324
Cognizant Technology Solutions Corp. Class A (Æ)	11,000	624
Comverse Technology, Inc. (Æ)	129,600	704
Concur Technologies, Inc. (Æ)	4,700	317
Cornerstone OnDemand, Inc. (Æ)	26,400	628
Crown Castle International Corp. (Æ)	24,100	1,491
Dell, Inc. (Æ)	145,900	1,733
Diebold, Inc.	13,000	421
Dolby Laboratories, Inc. Class A (Æ)	178,000	6,274
DST Systems, Inc.	2,300	124
Electronic Arts, Inc. (Æ)	305,688	3,369
EMC Corp. (Æ)	124,303	3,258
Equinix, Inc. (Æ)	14,827	2,642
F5 Networks, Inc. (Æ)	76,900	7,181
Facebook, Inc. Class A (Æ)	19,300	419
Fortinet, Inc. (Æ)	238,200	5,719
Gartner, Inc. (Æ)	80,300	3,564
Google, Inc. Class A (Æ)	42,186	26,702
Harris Corp.	5,300	221
Hewlett-Packard Co. (Û)	39,100	713
IAC/InterActiveCorp	219,608	11,554
Integrated Device Technology, Inc. (Æ)	306,100	1,543
Intel Corp. (Û)	695,000	17,861
International Business Machines Corp. (Û)	155,782	30,530
Intersil Corp. Class A	272,623	2,511
Intuit, Inc.	210,702	12,225
Jabil Circuit, Inc.	72,000	1,562
JDS Uniphase Corp. (Æ)	51,910	511
KLA-Tencor Corp.	62,800	3,197
Lam Research Corp. (Æ)	27,862	959
LSI Corp. (Æ)(Û)	1,671,412	11,533
Marvell Technology Group, Ltd.	606,500	6,829
Maxim Integrated Products, Inc.	150,200	4,090
Mentor Graphics Corp. (Æ)	165,389	2,527
Microchip Technology, Inc.	16,300	544
MICROS Systems, Inc. (Æ)	300	14
Microsoft Corp. (Û)	1,935,619	57,043
MicroStrategy, Inc. Class A (Æ)	12,130	1,413
MKS Instruments, Inc.	28,300	747
Molex, Inc.	27,000	678
Motorola Solutions, Inc. (Û)	181,956	8,796
NCR Corp. (Æ)	143,408	3,344
NetApp, Inc. (Æ)	117,270	3,831
NeuStar, Inc. Class A (Æ)	26,400	935
Nuance Communications, Inc. (Æ)	77,600	1,579
Oracle Corp.	911,347	27,523
Plantronics, Inc.	15,000	492
PMC - Sierra, Inc. (Æ)	126,722	674
Progress Software Corp. (Æ)	7,500	146
QUALCOMM, Inc.	53,000	3,163
Rackspace Hosting, Inc. (Æ)	20,100	882
Red Hat, Inc. (Æ)	142,420	7,642
Riverbed Technology, Inc. (Æ)	9,500	168
SAIC, Inc.	550,262	6,366
SanDisk Corp. (Æ)	11,200	461

Russell U.S. Quantitative Equity Fund	13

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SBA Communications Corp. Class A (Æ)	27,400	1,618
ServiceNow, Inc. (Æ)	4,934	133
Silicon Laboratories, Inc. (Æ)	62,625	2,314
Skyworks Solutions, Inc. (Æ)	8,200	237
SolarWinds, Inc. (Æ)	3,400	181
Symantec Corp. (Æ)(Û)	833,900	13,134
Synopsys, Inc. (Æ)	314,833	9,536
Tech Data Corp. (Æ)	15,900	797
Tellabs, Inc.	536,662	1,766
Teradata Corp. (Æ)	8,000	541
Teradyne, Inc. (Æ)	76,300	1,122
Texas Instruments, Inc.	22,000	599
TIBCO Software, Inc. (Æ)	25,200	708
Ubiquiti Networks, Inc. (Æ)	57,852	818
Unisys Corp. (Æ)	70,200	1,364
VeriFone Systems, Inc. (Æ)	8,900	323
VeriSign, Inc. (Æ)	12,600	560
VMware, Inc. Class A (Æ)	70,578	6,406
Western Digital Corp. (Æ)(Û)	211,657	8,418
Xilinx, Inc.	25,000	810

		549,387

Utilities - 6.9%
AES Corp. (The)	725,934	8,755
AGL Resources, Inc.	2,900	117
Ameren Corp.	451,009	15,429
American Electric Power Co., Inc.	58,100	2,454
American Water Works Co., Inc.	17,212	624
AT&T, Inc. (Û)	1,135,200	43,047
CenturyLink, Inc.	67,870	2,819
CMS Energy Corp.	49,700	1,226
Consolidated Edison, Inc.	9,500	613
Dominion Resources, Inc.	40,800	2,216
DTE Energy Co.	101,700	6,241
Duke Energy Corp.	48,247	3,270
Edison International (Û)	86,500	3,995
El Paso Electric Co.	16,900	572
Entergy Corp. (Û)	65,900	4,789
Exelon Corp.	28,974	1,133
FirstEnergy Corp.	194,693	9,777
New Jersey Resources Corp.	5,100	234
NextEra Energy, Inc.	45,000	3,190
NiSource, Inc.	81,500	2,086
Northeast Utilities	765	31
NV Energy, Inc.	719,057	13,152
OGE Energy Corp.	2,600	138
ONEOK, Inc.	56,100	2,497
Pepco Holdings, Inc.	1,100	22
PG&E Corp.	230,757	10,652
Pinnacle West Capital Corp.	48,355	2,589
PPL Corp. (Û)	186,800	5,399
Public Service Enterprise Group, Inc. (Û)	152,000	5,052
Questar Corp.	99,029	2,015
SCANA Corp.	31,500	1,549
Sempra Energy	22,600	1,591
Southern Co.	30,700	1,478
Telephone & Data Systems, Inc.	107,068	2,594

	Principal Amount ($) or Shares	Market Value $
Time Warner Telecom, Inc. Class A (Æ)	8,000	201
US Cellular Corp. (Æ)	12,466	513
Vectren Corp.	2,800	84
Verizon Communications, Inc. (Û)	585,121	26,412
Wisconsin Energy Corp.	24,300	990
Xcel Energy, Inc.	50,200	1,471

		191,017

Total Common Stocks (cost $2,577,069)		2,899,637

Short-Term Investments - 2.8%
Russell U.S. Cash Management Fund	77,435,581 (¥)	77,436

Total Short-Term Investments (cost $77,436)		77,436

Total Investments - 107.7% (identified cost $2,654,505)		2,977,073

Securities Sold Short - (7.9%)
Consumer Discretionary - (1.6%)
BorgWarner, Inc. (Æ)	(27,600)	(1,852)
CarMax, Inc. (Æ)	(244,400)	(6,802)
eBay, Inc. (Æ)	(23,500)	(1,041)
Fifth & Pacific Cos., Inc. (Æ)	(127,300)	(1,410)
Gaylord Entertainment Co. (Æ)	(58,300)	(2,143)
Gentex Corp.	(144,092)	(2,307)
Hyatt Hotels Corp. Class A (Æ)	(95,400)	(3,391)
Iconix Brand Group, Inc. (Æ)	(23,700)	(420)
JC Penney Co., Inc.	(150,100)	(3,379)
Meritage Homes Corp. (Æ)	(16,400)	(576)
MGM Resorts International (Æ)	(274,000)	(2,608)
Ryland Group, Inc. (The)	(4,100)	(98)
Shutterfly, Inc. (Æ)	(121,893)	(4,002)
Standard Pacific Corp. (Æ)	(220,804)	(1,252)
Tempur-Pedic International, Inc. (Æ)	(127,600)	(3,635)
Tiffany & Co.	(63,300)	(3,477)
Toll Brothers, Inc. (Æ)	(73,800)	(2,153)
WABCO Holdings, Inc. (Æ)	(51,900)	(2,850)

		(43,396)

Energy - (1.2%)
Alpha Natural Resources, Inc. (Æ)	(335,100)	(2,349)
Arch Coal, Inc.	(401,000)	(2,891)
Cheniere Energy, Inc. (Æ)	(73,800)	(1,006)
Chesapeake Energy Corp.	(174,300)	(3,280)
Cobalt International Energy, Inc. (Æ)	(81,833)	(2,054)
Forest Oil Corp. (Æ)	(364,254)	(2,495)
Golar LNG, Ltd. (Æ)	(38,600)	(1,492)
Range Resources Corp.	(62,400)	(3,906)
SandRidge Energy, Inc. (Æ)	(563,400)	(3,842)
Southwestern Energy Co. (Æ)	(48,200)	(1,603)
Spectra Energy Corp.	(116,200)	(3,566)
Ultra Petroleum Corp. (Æ)	(158,900)	(3,776)
World Fuel Services Corp.	(31,700)	(1,284)

		(33,544)

14	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Financial Services - (0.9%)
American Capital Agency Corp. (ö)	(14,400)	(506)
Annaly Capital Management, Inc. (ö)	(198,000)	(3,451)
CIT Group, Inc. (Æ)	(36,200)	(1,322)
CoreLogic, Inc. (Æ)	(135,107)	(3,107)
First Cash Financial Services, Inc. (Æ)	(25,491)	(1,022)
Howard Hughes Corp. (The) (Æ)	(49,141)	(3,029)
Leucadia National Corp.	(13,400)	(291)
New York Community Bancorp, Inc.	(296,800)	(3,852)
Plum Creek Timber Co., Inc. (ö)	(100,500)	(4,079)
Redwood Trust, Inc. (ö)	(72,356)	(933)
SL Green Realty Corp. (ö)	(17,900)	(1,410)
St. Joe Co. (The) (Æ)	(179,890)	(3,046)

		(26,048)

Health Care - (1.3%)
Air Methods Corp. (Æ)	(15,200)	(1,657)
Akorn, Inc. (Æ)	(126,600)	(1,731)
Brookdale Senior Living, Inc. Class A (Æ)	(121,677)	(2,003)
Cerner Corp. (Æ)	(47,000)	(3,474)
Dentsply International, Inc.	(106,800)	(3,881)
DexCom, Inc. (Æ)	(75,000)	(826)
Idenix Pharmaceuticals, Inc. (Æ)	(102,104)	(1,034)
Insulet Corp. (Æ)	(102,400)	(2,003)
Ironwood Pharmaceuticals, Inc. Class A (Æ)	(41,700)	(537)
MEDNAX, Inc. (Æ)	(44,100)	(2,916)
MWI Veterinary Supply, Inc. (Æ)	(26,212)	(2,388)
Nektar Therapeutics (Æ)	(130,392)	(1,111)
Neogen Corp. (Æ)	(64,100)	(2,466)
Perrigo Co.	(17,600)	(2,007)
Pharmacyclics, Inc. (Æ)	(35,480)	(1,888)
Regeneron Pharmaceuticals, Inc. (Æ)	(1,700)	(229)
Select Medical Holdings Corp. (Æ)	(153,546)	(1,635)
STERIS Corp.	(4,000)	(120)
Theravance, Inc. (Æ)	(89,470)	(2,606)

		(34,512)

Materials and Processing - (0.6%)
Ecolab, Inc.	(9,800)	(641)
Globe Specialty Metals, Inc.	(151,300)	(1,896)
Hecla Mining Co.	(412,400)	(1,856)
International Flavors & Fragrances, Inc.	(40,100)	(2,235)
Ivanhoe Mines, Ltd. (Æ)	(347,100)	(2,930)
Louisiana-Pacific Corp. (Æ)	(140,500)	(1,450)
Martin Marietta Materials, Inc.	(19,500)	(1,465)
Sigma-Aldrich Corp.	(37,500)	(2,595)
Stillwater Mining Co. (Æ)	(100,228)	(890)
Texas Industries, Inc.	(27,000)	(1,128)
Titanium Metals Corp.	(52,500)	(612)

		(17,698)

	Principal Amount ($) or Shares	Market Value $
Producer Durables - (0.4%)
ACCO Brands Corp. (Æ)	(48,100)	(408)
IHS, Inc. Class A (Æ)	(12,400)	(1,367)
National Instruments Corp.	(86,500)	(2,235)
PACCAR, Inc.	(24,400)	(976)
Waste Connections, Inc.	(118,300)	(3,640)
Waste Management, Inc.	(36,400)	(1,252)

		(9,878)

Technology - (1.7%)
Cavium, Inc. (Æ)	(128,400)	(3,469)
Cirrus Logic, Inc. (Æ)	(101,000)	(3,714)
Compuware Corp. (Æ)	(14,800)	(136)
Cymer, Inc. (Æ)	(26,800)	(1,533)
DealerTrack Holdings, Inc. (Æ)	(64,626)	(1,885)
EchoStar Corp. Class A (Æ)	(13,600)	(392)
Equinix, Inc. (Æ)	(11,200)	(1,996)
Fortinet, Inc. (Æ)	(76,400)	(1,834)
Hittite Microwave Corp. (Æ)	(42,893)	(2,173)
II-VI, Inc. (Æ)	(138,770)	(2,420)
Informatica Corp. (Æ)	(52,800)	(1,558)
InterDigital, Inc.	(87,634)	(2,392)
International Rectifier Corp. (Æ)	(61,900)	(1,055)
IPG Photonics Corp. (Æ)	(46,708)	(2,421)
Microchip Technology, Inc.	(110,000)	(3,672)
NetSuite, Inc. (Æ)	(74,600)	(4,128)
Rackspace Hosting, Inc. (Æ)	(40,500)	(1,777)
Salesforce.com, Inc. (Æ)	(25,100)	(3,122)
ScanSource, Inc. (Æ)	(76,532)	(2,210)
SS&C Technologies Holdings, Inc. (Æ)	(41,385)	(1,006)
Stratasys, Inc. (Æ)	(48,200)	(2,954)
VeriFone Systems, Inc. (Æ)	(32,100)	(1,165)

		(47,012)

Utilities - (0.2%)
Level 3 Communications, Inc. (Æ)	(87,600)	(1,688)
NII Holdings, Inc. (Æ)	(292,000)	(1,971)
TransCanada Corp.	(62,600)	(2,845)

		(6,504)

Total Securities Sold Short (proceeds $216,328)		(218,592)

Other Assets and Liabilities, Net - 0.2%		6,263

Net Assets - 100.0%		2,764,744

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Quantitative Equity Fund	15

Russell Investment Company

Russell U.S. Quantitative Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Mini Index Futures (CME)	141	USD	10,661	09/12	144
S&P 500 E-Mini Index Futures (CME)	910	USD	62,544	09/12	1,152
S&P 500 Index Futures (CME)	13	USD	4,468	09/12	21
S&P Midcap 400 E-Mini Index Futures (CME)	70	USD	6,570	09/12	(44)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1,273

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$474,682	$—	$—	$474,682
Consumer Staples	233,878	—	—	233,878
Energy	327,041	—	—	327,041
Financial Services	381,287	—	—	381,287
Health Care	298,098	—	—	298,098
Materials and Processing	137,668	—	—	137,668
Producer Durables	306,579	—	—	306,579
Technology	549,387	—	—	549,387
Utilities	191,017	—	—	191,017
Short-Term Investments	—	77,436	—	77,436

Total Investments	2,899,637	77,436	—	2,977,073

Securities Sold Short**	(218,592)	—	—	(218,592)
Other Financial Instruments
Futures Contracts	1,273	—	—	1,273

Total Other Financial Instruments*	$1,273	$—	$—	$1,273

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
**	Refer to Schedule of Investments for detailed sector breakout.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

16	Russell U.S. Quantitative Equity Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.5%
Consumer Discretionary - 21.0%
Amazon.com, Inc. (Æ)	3,197	746
Apollo Group, Inc. Class A (Æ)	12,066	328
Bed Bath & Beyond, Inc. (Æ)	862	53
CBS Corp. Class B	11,107	372
Chipotle Mexican Grill, Inc. Class A (Æ)	200	58
Coach, Inc.	3,079	152
Comcast Corp. Class A	3,300	107
Diageo PLC - ADR	4,610	493
Dick’s Sporting Goods, Inc.	1,807	89
Dollar General Corp. (Æ)	5,701	291
eBay, Inc. (Æ)	22,703	1,006
Estee Lauder Cos., Inc. (The) Class A	1,900	99
Ford Motor Co.	12,400	115
General Motors Co. (Æ)	11,200	221
Hanesbrands, Inc. (Æ)	10,000	300
Hertz Global Holdings, Inc. (Æ)	27,600	311
Home Depot, Inc.	4,500	235
Johnson Controls, Inc.	21,006	518
Las Vegas Sands Corp.	12,500	455
Limited Brands, Inc.	9,600	456
Lowe’s Cos., Inc.	12,400	315
Lululemon Athletica, Inc. (Æ)(Ñ)	1,200	68
McDonald’s Corp.	3,900	348
McGraw-Hill Cos., Inc. (The)	7,800	366
MGM Resorts International (Æ)	8,900	85
Michael Kors Holdings, Ltd. (Æ)	2,322	96
Nike, Inc. Class B	1,800	168
priceline.com, Inc. (Æ)	240	159
Snap-on, Inc.	4,400	298
Starbucks Corp.	21,100	955
Starwood Hotels & Resorts Worldwide, Inc. (ö)	9,470	513
Tiffany & Co.	1,200	66
Tractor Supply Co.	700	64
Ulta Salon Cosmetics & Fragrance, Inc.	800	68
Under Armour, Inc. Class A (Æ)(Ñ)	3,840	209
VF Corp.	3,031	452
Walt Disney Co. (The)	11,580	569
Warnaco Group, Inc. (The) (Æ)	5,400	230
Yum! Brands, Inc.	17,780	1,153

		12,587

Consumer Staples - 4.8%
British American Tobacco PLC - ADR	4,105	435
Cia de Bebidas das Americas - ADR	9,100	351
Coca-Cola Co. (The)	11,750	949
Colgate-Palmolive Co.	5,670	609
PepsiCo, Inc.	5,000	364
Whole Foods Market, Inc.	2,000	183

		2,891

Energy - 6.8%
Anadarko Petroleum Corp.	2,549	177
Cabot Oil & Gas Corp.	2,966	125

	Principal Amount ($) or Shares	Market Value $
Cobalt International Energy, Inc. (Æ)	17,032	428
Forest Oil Corp. (Æ)	20,200	138
Halliburton Co.	12,400	411
Hess Corp.	3,995	189
National Oilwell Varco, Inc.	10,680	772
Noble Energy, Inc.	1,800	157
Schlumberger, Ltd.	16,822	1,199
Weatherford International, Ltd. (Æ)	13,387	161
Whiting Petroleum Corp. (Æ)	8,100	327

		4,084

Financial Services - 8.0%
Amarin Corp. PLC - ADR (Æ)(Ñ)	26,100	306
American Express Co.	10,130	585
BlackRock, Inc. Class A	1,300	221
Capital One Financial Corp.	5,847	330
Discover Financial Services	8,353	300
Goldman Sachs Group, Inc. (The)	2,114	213
Hartford Financial Services Group, Inc.	18,400	303
Lincoln National Corp.	15,200	305
Mastercard, Inc. Class A	800	349
State Street Corp.	10,650	430
Visa, Inc. Class A	8,647	1,116
Western Union Co. (The)	19,330	337

		4,795

Health Care - 9.7%
Alexion Pharmaceuticals, Inc. (Æ)	1,769	185
Allergan, Inc.	2,000	164
Biogen Idec, Inc. (Æ)	800	117
Bristol-Myers Squibb Co.	7,300	260
Celgene Corp. (Æ)	3,991	273
Cerner Corp. (Æ)	8,020	593
Express Scripts Holding Co. (Æ)	7,200	417
Gilead Sciences, Inc. (Æ)	7,856	427
Hologic, Inc. (Æ)	10,876	201
Illumina, Inc. (Æ)(Ñ)	4,804	199
Intuitive Surgical, Inc. (Æ)	990	477
McKesson Corp.	700	64
Merck & Co., Inc.	2,200	97
Mylan, Inc. (Æ)	20,140	464
Novo Nordisk A/S - ADR	3,010	465
NuVasive, Inc. (Æ)	2,157	45
Perrigo Co.	3,860	440
Pfizer, Inc.	13,900	334
Teva Pharmaceutical Industries, Ltd. - ADR	3,695	151
Valeant Pharmaceuticals International, Inc. (Æ)	2,324	111
WellPoint, Inc.	6,565	350

		5,834

Materials and Processing - 5.8%
Ecolab, Inc.	8,790	575
Freeport-McMoRan Copper & Gold, Inc.	15,900	535
Kronos Worldwide, Inc. (Ñ)	9,000	152
LyondellBasell Industries NV Class A	2,600	116

Russell U.S. Growth Fund	17

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Masco Corp.	3,900	47
Monsanto Co.	14,272	1,222
Mosaic Co. (The)	5,462	318
Praxair, Inc.	3,990	414
Sherwin-Williams Co. (The)	500	67

		3,446

Producer Durables - 11.8%
Accenture PLC Class A	9,400	567
Automatic Data Processing, Inc.	10,510	594
Burberry Group PLC (Æ)	4,959	196
Caterpillar, Inc.	1,900	160
CSX Corp.	14,151	325
Cummins, Inc.	4,000	384
Danaher Corp.	6,400	338
Danone - ADR (Æ)	25,010	304
Deere & Co.	2,000	154
Eaton Corp. (Ñ)	7,700	337
FedEx Corp.	6,300	569
Fluor Corp.	8,445	419
Honeywell International, Inc.	6,100	354
Joy Global, Inc.	11,999	623
Pentair, Inc.	8,500	372
Rockwell Automation, Inc.	7,745	522
Stanley Black & Decker, Inc.	4,000	267
Textron, Inc.	4,861	127
Union Pacific Corp.	1,600	196
Xylem, Inc.	10,300	247

		7,055

Technology - 24.0%
Acme Packet, Inc. (Æ)(Ñ)	11,554	183
Altera Corp.	10,400	369
Apple, Inc.	7,424	4,534
Avago Technologies, Ltd.	13,300	492
Baidu, Inc. - ADR (Æ)	3,693	445
Citrix Systems, Inc. (Æ)	8,490	617
EMC Corp. (Æ)	4,533	119
F5 Networks, Inc. (Æ)	3,300	308
Facebook, Inc. Class A (Æ)(Ñ)	16,640	361
Google, Inc. Class A (Æ)	2,258	1,429
International Business Machines Corp.	2,700	529
LinkedIn Corp. Class A (Æ)	700	72
Maxim Integrated Products, Inc.	13,600	370
Microsoft Corp.	22,284	657
NetApp, Inc. (Æ)	2,540	83
OpenTable, Inc. (Æ)(Ñ)	5,597	203
QUALCOMM, Inc.	32,835	1,960
Red Hat, Inc. (Æ)	9,090	488
Salesforce.com, Inc. (Æ)	1,200	149
SAP AG - ADR (Ñ)	7,130	452
Teradata Corp. (Æ)	2,300	156
Texas Instruments, Inc.	6,392	174
VeriFone Systems, Inc. (Æ)	2,800	102

	Principal Amount ($) or Shares		Market Value $
VMware, Inc. Class A (Æ)	1,300		118

			14,370

Utilities - 0.6%
AT&T, Inc.	9,400		357

Total Common Stocks (cost $45,304)			55,419

Short-Term Investments - 4.1%
Russell U.S. Cash Management Fund	2,438,274	(¥)	2,438

Total Short-Term Investments (cost $2,438)			2,438

Other Securities - 3.1%
Russell Investment Company Liquidating Trust (×)	159,160	(¥)	162
Russell U.S. Cash Collateral Fund (×)	1,706,874	(¥)	1,707

Total Other Securities (cost $1,866)			1,869

Total Investments - 99.7% (identified cost $49,608)			59,726

Other Assets and Liabilities, Net - 0.3%			191

Net Assets - 100.0%			59,917

See accompanying notes which are an integral part of this quarterly report.

18	Russell U.S. Growth Fund

Russell Investment Company

Russell U.S. Growth Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Growth Index Futures (CME)	7	USD	448	09/12	(1)
S&P 500 E-Mini Index Futures (CME)	60	USD	4,124	09/12	59

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts					58

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$12,587	$—	$—	$12,587
Consumer Staples	2,891	—	—	2,891
Energy	4,084	—	—	4,084
Financial Services	4,795	—	—	4,795
Health Care	5,834	—	—	5,834
Materials and Processing	3,446	—	—	3,446
Producer Durables	7,055	—	—	7,055
Technology	14,370	—	—	14,370
Utilities	357	—	—	357
Short-Term Investments	—	2,438	—	2,438
Other Securities	—	1,869	—	1,869

Total Investments	55,419	4,307	—	59,726

Other Financial Instruments
Futures Contracts	58	—	—	58

Total Other Financial Instruments*	$58	$—	$—	$58

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Level 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Growth Fund	19

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.3%
Consumer Discretionary - 8.7%
Aaron’s, Inc. Class A	2,100	62
Abercrombie & Fitch Co. Class A	23,400	791
Advance Auto Parts, Inc.	1,900	133
Ascena Retail Group, Inc. (Æ)	1,600	29
Automated Security Holdings PLC -ADR (Æ)	12,800	174
Avon Products, Inc.	14,100	218
Cabela’s, Inc. (Æ)	200	9
Carter’s, Inc. (Æ)	300	15
CBS Corp. Class B	7,800	261
Charter Communications, Inc. Class A (Æ)	1,400	108
Chico’s FAS, Inc.	6,700	103
Coinstar, Inc. (Æ)	1,200	57
Comcast Corp. Class A	2,600	85
Delphi Automotive PLC (Æ)	2,600	74
Dillard’s, Inc. Class A	1,700	111
DISH Network Corp. Class A	7,700	237
Foot Locker, Inc.	8,200	271
Gannett Co., Inc.	1,000	14
General Motors Co. (Æ)	7,300	144
Guess?, Inc.	10,600	319
Hertz Global Holdings, Inc. (Æ)	8,275	93
Home Depot, Inc.	1,900	99
Johnson Controls, Inc.	37,700	929
Kohl’s Corp.	4,800	239
Koninklijke Philips Electronics NV	17,700	390
Lear Corp.	5,000	178
Macy’s, Inc.	25,250	905
News Corp. Class A	6,050	139
PVH Corp.	800	63
Time Warner Cable, Inc.	600	51
TRW Automotive Holdings Corp. (Æ)	11,750	462
Wal-Mart Stores, Inc.	3,200	238
Wyndham Worldwide Corp.	2,650	138

		7,139

Consumer Staples - 5.4%
Anheuser-Busch InBev NV - ADR	3,150	250
Archer-Daniels-Midland Co.	47,950	1,251
Clorox Co. (The)	2,600	189
ConAgra Foods, Inc.	11,600	286
Constellation Brands, Inc. Class A (Æ)	3,100	88
CVS Caremark Corp.	16,500	747
Dean Foods Co. (Æ)	9,000	111
Herbalife, Ltd.	1,400	77
Kraft Foods, Inc. Class A	6,150	244
Molson Coors Brewing Co. Class B	6,400	271
Safeway, Inc. (Ñ)	11,000	171
Tyson Foods, Inc. Class A	23,600	354
Walgreen Co.	11,500	418

		4,457

Energy - 14.3%
Anadarko Petroleum Corp.	2,500	174
Apache Corp.	3,975	342

	Principal Amount ($) or Shares	Market Value $
Arch Coal, Inc. (Ñ)	26,250	189
Baker Hughes, Inc.	6,225	288
BP PLC - ADR	10,000	399
Cameron International Corp. (Æ)	1,100	55
Chesapeake Energy Corp. (Ñ)	16,500	310
Chevron Corp.	14,545	1,594
ConocoPhillips	18,575	1,011
Denbury Resources, Inc. (Æ)	6,200	94
Devon Energy Corp.	1,350	80
Exxon Mobil Corp.	8,000	695
Helix Energy Solutions Group, Inc. (Æ)	3,000	54
Hess Corp.	1,550	73
HollyFrontier Corp.	4,550	170
Marathon Oil Corp.	16,800	445
Marathon Petroleum Corp.	16,850	797
McDermott International, Inc. (Æ)	4,400	51
Murphy Oil Corp.	14,200	762
Nabors Industries, Ltd. (Æ)	6,400	89
National Oilwell Varco, Inc.	3,850	278
Noble Corp. (Æ)	9,750	361
Occidental Petroleum Corp.	3,100	270
Peabody Energy Corp.	7,500	157
Phillips 66 (Æ)	32,200	1,211
Statoil ASA - ADR	14,100	335
Suncor Energy, Inc.	4,300	131
Total SA - ADR	4,100	188
Transocean, Ltd.	1,400	66
Ultra Petroleum Corp. (Æ) (Ñ)	21,500	511
Valero Energy Corp.	19,100	525

		11,705

Financial Services - 22.4%
Aflac, Inc.	2,650	116
Allied World Assurance Co. Holdings AG	2,000	151
Allstate Corp. (The)	18,200	624
American Capital, Ltd. (Æ)	10,900	109
American International Group, Inc. (Æ)	9,200	288
Ameriprise Financial, Inc.	8,700	450
Assured Guaranty, Ltd.	1,500	18
Bank of America Corp.	22,900	168
Bank of New York Mellon Corp. (The)	13,600	289
BB&T Corp.	11,750	369
Capital One Financial Corp.	5,950	336
CBL & Associates Properties, Inc. (ö)	10,600	209
Chubb Corp. (The)	3,300	240
Citigroup, Inc.	16,380	444
Comerica, Inc.	2,450	74
Cullen/Frost Bankers, Inc.	3,300	183
Digital Realty Trust, Inc. (ö)	1,125	88
Discover Financial Services	22,300	802
Equity Lifestyle Properties, Inc. Class A (ö)	2,100	151
Everest Re Group, Ltd.	1,300	132
Fifth Third Bancorp	15,575	215
Genworth Financial, Inc. Class A (Æ)	67,000	338
Goldman Sachs Group, Inc. (The)	11,095	1,119
Hartford Financial Services Group, Inc.	31,000	510
Hospitality Properties Trust (ö)	6,700	163

20	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Host Hotels & Resorts, Inc. (ö)	8,300	122
Jones Lang LaSalle, Inc.	1,000	67
JPMorgan Chase & Co.	62,050	2,234
KeyCorp	50,800	405
LaSalle Hotel Properties (ö)	1,500	39
Lender Processing Services, Inc.	2,100	52
Leucadia National Corp.	2,900	63
Lincoln National Corp.	5,650	113
Mercury General Corp.	4,100	149
MetLife, Inc.	35,425	1,090
Mid-America Apartment Communities, Inc. (ö)	300	21
Morgan Stanley	40,400	552
Northern Trust Corp.	7,000	318
PartnerRe, Ltd. - ADR	2,800	203
People’s United Financial, Inc.	12,300	141
PNC Financial Services Group, Inc.	25,450	1,504
Prudential Financial, Inc.	20,950	1,011
Regions Financial Corp.	11,400	79
Reinsurance Group of America, Inc. Class A	900	50
RenaissanceRe Holdings, Ltd.	500	37
Simon Property Group, Inc. (ö)	200	32
SLM Corp.	7,450	119
SunTrust Banks, Inc.	12,600	298
US Bancorp	1,500	50
Validus Holdings, Ltd.	5,300	172
Valley National Bancorp (Ñ)	14,387	134
Washington Federal, Inc.	500	8
Wells Fargo & Co.	46,950	1,587
Weyerhaeuser Co. (ö)	4,775	112

		18,348

Health Care - 10.7%
Abbott Laboratories	2,900	192
Aetna, Inc.	12,100	436
Amgen, Inc.	10,000	826
Baxter International, Inc.	5,000	293
Bristol-Myers Squibb Co.	4,875	174
Community Health Systems, Inc. (Æ)	22,000	541
Eli Lilly & Co.	8,450	372
Gilead Sciences, Inc. (Æ)	2,150	117
Hospira, Inc. (Æ)	5,500	191
Humana, Inc.	5,900	363
Johnson & Johnson	4,200	291
McKesson Corp.	3,125	284
Medtronic, Inc.	5,900	233
Merck & Co., Inc.	14,800	654
Pfizer, Inc.	96,100	2,310
Teva Pharmaceutical Industries, Ltd. - ADR	17,050	697
UnitedHealth Group, Inc.	12,750	651
Warner Chilcott PLC Class A (Æ)	9,100	155

		8,780

Materials and Processing - 5.8%
Agrium, Inc.	1,050	100
Air Products & Chemicals, Inc.	2,300	185
Ashland, Inc.	2,350	165

	Principal Amount ($) or Shares	Market Value $
Bemis Co., Inc.	6,600	203
CF Industries Holdings, Inc.	1,435	281
Domtar Corp.	1,600	118
Eastman Chemical Co.	1,500	78
Freeport-McMoRan Copper & Gold, Inc.	11,900	401
Huntsman Corp.	24,700	312
International Paper Co.	10,000	328
LyondellBasell Industries NV Class A	11,850	528
Martin Marietta Materials, Inc. (Ñ)	2,300	173
Nucor Corp.	7,600	298
PPG Industries, Inc.	1,125	123
Sealed Air Corp.	45,400	735
Steel Dynamics, Inc.	21,900	282
Timken Co.	6,900	250
Titanium Metals Corp.	16,600	194

		4,754

Producer Durables - 11.0%
AECOM Technology Corp. (Æ)	11,500	186
Agilent Technologies, Inc.	2,400	92
Alaska Air Group, Inc. (Æ)	1,100	38
Avery Dennison Corp.	11,425	352
Boeing Co. (The)	2,300	170
Chicago Bridge & Iron Co. NV	5,700	204
Delta Air Lines, Inc. (Æ)	6,800	66
Dover Corp.	7,100	387
Eaton Corp. (Ñ)	13,600	596
Emerson Electric Co.	8,500	406
General Dynamics Corp.	3,100	197
General Electric Co.	72,450	1,503
Harsco Corp.	11,400	242
Huntington Ingalls Industries, Inc. (Æ)	1,300	51
Ingersoll-Rand PLC	1,600	68
KBR, Inc.	1,650	43
Lockheed Martin Corp.	2,700	241
Norfolk Southern Corp.	3,500	259
Northrop Grumman Corp.	6,900	457
Parker Hannifin Corp.	4,200	337
Pentair, Inc.	5,100	224
Pitney Bowes, Inc. (Ñ)	11,800	158
Raytheon Co.	5,500	305
Republic Services, Inc. Class A	11,000	318
Rockwell Automation, Inc.	3,100	209
RR Donnelley & Sons Co. (Ñ)	13,400	162
Ryder System, Inc.	5,400	213
Southwest Airlines Co.	1,300	12
Spirit Aerosystems Holdings, Inc. Class A (Æ)	22,000	517
Terex Corp. (Æ)	22,750	444
Tidewater, Inc.	6,000	291
Tyco International, Ltd.	1,600	88
United Rentals, Inc. (Æ)	3,750	108
URS Corp.	2,100	74

		9,018

Russell U.S. Value Fund	21

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Technology - 8.0%
Adobe Systems, Inc. (Æ)	2,500	77
AOL, Inc. (Æ)	3,400	108
Apple, Inc.	810	495
Applied Materials, Inc.	81,695	890
Broadcom Corp. Class A (Æ)	6,100	207
CA, Inc.	1,300	31
Cisco Systems, Inc.	52,325	835
Dolby Laboratories, Inc. Class A (Æ)	4,200	148
EMC Corp. (Æ)	5,842	153
Harris Corp. (Ñ)	3,900	163
IAC/InterActiveCorp	3,100	163
Ingram Micro, Inc. Class A (Æ)	3,800	57
Linear Technology Corp.	8,500	274
Marvell Technology Group, Ltd.	4,200	47
Microsoft Corp.	42,900	1,264
NCR Corp. (Æ)	1,200	28
SanDisk Corp. (Æ)	10,600	436
Skyworks Solutions, Inc. (Æ)	4,900	142
Symantec Corp. (Æ)	14,400	227
Synopsys, Inc. (Æ)	300	9
Tech Data Corp. (Æ)	800	40
Texas Instruments, Inc.	29,340	799
Western Digital Corp. (Æ)	400	16

		6,609

Utilities - 6.0%
AES Corp. (The)	19,100	230
Ameren Corp.	9,600	328
American Electric Power Co., Inc.	2,200	93
American Water Works Co., Inc.	2,300	83
AT&T, Inc.	33,900	1,286
Cleco Corp.	1,000	44
DTE Energy Co.	7,200	442
Encana Corp.	10,000	223
Energen Corp.	2,050	105
Exelon Corp.	3,800	149
National Fuel Gas Co.	3,800	186
NextEra Energy, Inc.	2,500	177
NiSource, Inc. (Ñ)	4,700	120
NV Energy, Inc.	13,200	241
PPL Corp.	11,500	332
Public Service Enterprise Group, Inc.	4,200	140
Southern Co.	3,300	159
Verizon Communications, Inc.	12,150	548

		4,886

Total Common Stocks (cost $72,203)		75,696

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 7.5%
Russell U.S. Cash Management Fund	6,149,081	(¥)	6,149

Total Short-Term Investments (cost $6,149)			6,149

Other Securities - 2.5%
Russell Investment Company Liquidating Trust (×)	204,205	(¥)	209
Russell U.S. Cash Collateral Fund (×)	1,863,277	(¥)	1,863

Total Other Securities (cost $2,067)			2,072

Total Investments - 102.3% (identified cost $80,419)			83,917

Other Assets and Liabilities, Net - (2.3%)			(1,881)

Net Assets - 100.0%			82,036

See accompanying notes which are an integral part of this quarterly report.

22	Russell U.S. Value Fund

Russell Investment Company

Russell U.S. Value Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Russell 1000 Value Index Futures (CME)	43	USD	2,897	09/12	(2)
S&P 500 E-Mini Index Futures (CME)	50	USD	3,436	09/12	82

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (ä)					80

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$7,139	$—	$—	$7,139
Consumer Staples	4,457	—	—	4,457
Energy	11,705	—	—	11,705
Financial Services	18,348	—	—	18,348
Health Care	8,780	—	—	8,780
Materials and Processing	4,754	—	—	4,754
Producer Durables	9,018	—	—	9,018
Technology	6,609	—	—	6,609
Utilities	4,886	—	—	4,886
Short-Term Investments	—	6,149	—	6,149
Other Securities	—	2,072	—	2,072

Total Investments	75,696	8,221	—	83,917

Other Financial Instruments
Futures Contracts	80	—	—	80

Total Other Financial Instruments*	$80	$—	$—	$80

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Value Fund	23

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 92.5%
Consumer Discretionary - 12.4%
Amazon.com, Inc. (Æ)	4,550	1,062
AutoZone, Inc. (Æ)	130	49
Bed Bath & Beyond, Inc. (Æ)	2,389	146
Carter’s, Inc. (Æ)	800	41
Chipotle Mexican Grill, Inc. Class A (Æ)	328	96
Coach, Inc.	4,700	232
Comcast Corp. Class A	24,700	804
Costco Wholesale Corp.	480	46
DIRECTV, Inc. Class A (Æ)	8,200	407
Dunkin’ Brands Group, Inc.	2,400	73
eBay, Inc. (Æ)	41,316	1,830
Estee Lauder Cos., Inc. (The) Class A	12,791	670
Ford Motor Co.	32,389	299
Gap, Inc. (The)	4,200	124
General Motors Co. (Æ)	11,770	232
Genuine Parts Co.	3,600	231
Hasbro, Inc.	7,066	253
Home Depot, Inc.	21,435	1,118
Honda Motor Co., Ltd. - ADR (Æ)	3,734	118
International Game Technology	23,970	271
Johnson Controls, Inc.	68,050	1,678
Kohl’s Corp.	7,150	355
Las Vegas Sands Corp.	8,137	296
Limited Brands, Inc.	6,758	321
Lowe’s Cos., Inc.	25,400	644
Lululemon Athletica, Inc. (Æ)	3,074	174
Marriott International, Inc. Class A	8,700	317
MGM Resorts International (Æ)	23,254	221
Michael Kors Holdings, Ltd. (Æ)	6,605	273
News Corp. Class A	14,730	339
Nike, Inc. Class B	8,687	811
O’Reilly Automotive, Inc. (Æ)	1,300	111
Panera Bread Co. Class A (Æ)	1,000	157
priceline.com, Inc. (Æ)	885	586
PVH Corp.	500	40
Ralph Lauren Corp. Class A	1,470	212
Ross Stores, Inc.	5,700	379
Starbucks Corp.	34,940	1,582
Starwood Hotels & Resorts Worldwide, Inc. (ö)	17,360	940
Time Warner, Inc.	68,670	2,686
TJX Cos., Inc.	10,400	461
Tractor Supply Co.	1,667	151
Ulta Salon Cosmetics & Fragrance, Inc.	2,201	187
VF Corp.	1,990	297
Viacom, Inc. Class B	37,530	1,753
Visteon Corp. (Æ)	2,200	71
Walt Disney Co. (The)	4,350	214
Yum! Brands, Inc.	34,078	2,210

		25,568

Consumer Staples - 6.9%
Archer-Daniels-Midland Co.	31,290	816
Campbell Soup Co.	18,480	612
Cia de Bebidas das Americas - ADR	15,970	616

	Principal Amount ($) or Shares	Market Value $
Clorox Co. (The)	3,290	239
Coca-Cola Co. (The)	27,727	2,242
Colgate-Palmolive Co.	15,930	1,710
ConAgra Foods, Inc.	34,760	858
Dean Foods Co. (Æ)	22,670	280
Kellogg Co.	6,350	303
Kroger Co. (The)	14,950	331
Lorillard, Inc.	2,590	333
Molson Coors Brewing Co. Class B	10,700	453
Monster Beverage Corp. (Æ)	2,900	193
PepsiCo, Inc.	6,000	436
Philip Morris International, Inc.	10,270	939
Procter & Gamble Co. (The)	48,350	3,121
Tyson Foods, Inc. Class A	10,660	160
Whole Foods Market, Inc.	5,669	520

		14,162

Energy - 9.0%
Atwood Oceanics, Inc. (Æ)	1,000	45
Baker Hughes, Inc.	16,250	753
Cabot Oil & Gas Corp.	8,383	354
Chevron Corp.	20,020	2,193
Concho Resources, Inc. (Æ)	1,000	85
ConocoPhillips	16,050	874
Diamond Offshore Drilling, Inc.	2,000	131
EOG Resources, Inc.	3,990	391
Exxon Mobil Corp.	49,050	4,261
Helmerich & Payne, Inc.	1,800	84
Marathon Petroleum Corp.	6,600	312
Murphy Oil Corp.	4,580	246
Nabors Industries, Ltd. (Æ)	4,800	66
National Oilwell Varco, Inc.	26,231	1,896
Noble Energy, Inc.	8,588	750
Occidental Petroleum Corp.	28,920	2,517
Oceaneering International, Inc.	900	47
Phillips 66 (Æ)	33,385	1,255
QEP Resources, Inc.	16,750	503
Schlumberger, Ltd.	13,480	961
SM Energy Co.	600	28
Southwestern Energy Co. (Æ)	23,450	780
Whiting Petroleum Corp. (Æ)	700	28

		18,560

Financial Services - 13.6%
American Express Co.	23,791	1,373
Ameriprise Financial, Inc.	6,450	334
Aon PLC	12,900	635
Assurant, Inc.	5,380	195
Bank of New York Mellon Corp. (The)	12,740	271
BB&T Corp.	34,570	1,084
BlackRock, Inc. Class A	3,780	643
Capital One Financial Corp.	41,839	2,364
Citigroup, Inc.	50,370	1,368
Comerica, Inc.	20,200	610
Discover Financial Services	33,516	1,205
First Republic Bank	4,100	133
Franklin Resources, Inc.	4,700	540

24	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Hancock Holding Co.	1,700	52
Hanover Insurance Group, Inc. (The)	2,900	102
Interactive Brokers Group, Inc. Class A	2,580	36
Invesco, Ltd.	5,500	122
JPMorgan Chase & Co.	65,380	2,354
Mastercard, Inc. Class A	3,920	1,711
Mercury General Corp.	1,300	47
MetLife, Inc.	54,240	1,668
Northern Trust Corp.	15,480	702
People’s United Financial, Inc.	10,000	115
Progressive Corp. (The)	11,000	217
Prudential Financial, Inc.	13,080	632
Public Storage (ö)	2,590	386
Realty Income Corp. (ö)	7,750	319
State Street Corp.	32,980	1,332
Total System Services, Inc.	13,450	318
Travelers Cos., Inc. (The)	11,930	747
Unum Group	5,500	104
US Bancorp	22,850	765
Visa, Inc. Class A	18,871	2,436
Waddell & Reed Financial, Inc. Class A	3,100	90
Wells Fargo & Co.	67,960	2,298
Western Union Co. (The)	33,700	587

		27,895

Health Care - 13.8%
Abbott Laboratories	8,670	575
Aetna, Inc.	7,180	259
Alexion Pharmaceuticals, Inc. (Æ)	5,361	562
Allergan, Inc.	10,672	876
Baxter International, Inc.	34,650	2,027
Biogen Idec, Inc. (Æ)	2,418	353
Bio-Rad Laboratories, Inc. Class A (Æ)	1,200	115
Boston Scientific Corp. (Æ)	51,830	268
Bristol-Myers Squibb Co.	6,300	224
Celgene Corp. (Æ)	3,500	240
Cerner Corp. (Æ)	14,750	1,090
Cigna Corp.	27,260	1,098
Coventry Health Care, Inc.	4,700	157
Covidien PLC	20,860	1,166
CR Bard, Inc.	3,390	330
Eli Lilly & Co.	11,170	492
Forest Laboratories, Inc. (Æ)	4,900	164
Gilead Sciences, Inc. (Æ)	8,760	476
Hill-Rom Holdings, Inc.	3,700	97
Humana, Inc.	5,390	332
Intuitive Surgical, Inc. (Æ)	1,600	771
Johnson & Johnson	44,110	3,053
McKesson Corp.	11,350	1,030
Medtronic, Inc.	8,450	333
Merck & Co., Inc.	20,700	914
Mylan, Inc. (Æ)	41,780	962
Novartis AG - ADR	17,550	1,029
Novo Nordisk A/S - ADR	6,390	988
Perrigo Co.	7,520	857
Pfizer, Inc.	208,799	5,018
Sanofi - ADR	8,430	343

	principal Amount ($) or Shares	Market Value $
UnitedHealth Group, Inc.	28,710	1,467
Valeant Pharmaceuticals International, Inc. (Æ)	6,161	293
Zimmer Holdings, Inc.	4,400	259

		28,218

Materials and Processing - 4.7%
Air Products & Chemicals, Inc.	8,228	662
Allegheny Technologies, Inc.	14,650	440
Ashland, Inc.	4,950	348
Barrick Gold Corp.	32,150	1,057
Commercial Metals Co.	9,800	126
Ecolab, Inc.	18,100	1,185
Greif, Inc. Class A	1,300	56
LyondellBasell Industries NV Class A	7,519	335
Masco Corp.	10,922	131
Monsanto Co.	39,108	3,350
Newmont Mining Corp.	7,000	311
PPG Industries, Inc.	3,590	393
Praxair, Inc.	7,030	729
Rockwood Holdings, Inc.	800	35
Sherwin-Williams Co. (The)	2,609	351
Valspar Corp.	2,690	135

		9,644

Producer Durables - 11.5%
ABB, Ltd. - ADR (Æ)	19,400	337
Accenture PLC Class A	16,947	1,022
AGCO Corp. (Æ)	2,890	127
Agilent Technologies, Inc.	9,270	355
Air Lease Corp. Class A (Æ)	5,290	104
Alliant Techsystems, Inc.	4,100	190
Automatic Data Processing, Inc.	21,780	1,232
Babcock & Wilcox Co. (The) (Æ)	5,700	143
Boeing Co. (The)	6,080	449
Caterpillar, Inc.	10,673	899
CH Robinson Worldwide, Inc.	2,100	111
Con-way, Inc.	2,200	78
CSX Corp.	19,350	444
Cummins, Inc.	15,915	1,526
Danone - ADR (Æ)	52,110	633
Deere & Co.	5,617	431
Eaton Corp.	16,950	743
Emerson Electric Co.	5,150	246
Expeditors International of Washington, Inc.	6,000	213
FedEx Corp.	10,641	960
Flowserve Corp.	2,800	336
Fluor Corp.	4,180	207
General Dynamics Corp.	3,920	249
General Electric Co.	125,300	2,601
Harsco Corp.	7,000	149
Honeywell International, Inc.	34,040	1,977
Huntington Ingalls Industries, Inc. (Æ)	1,300	51
Itron, Inc. (Æ)	2,090	81
JB Hunt Transport Services, Inc.	2,000	110
Joy Global, Inc.	24,820	1,289

Russell U.S. Large Cap Equity Fund	25

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kansas City Southern	500	36
L-3 Communications Holdings, Inc.	2,890	205
Landstar System, Inc.	1,800	89
Lockheed Martin Corp.	4,100	366
Norfolk Southern Corp.	4,180	310
Northrop Grumman Corp.	4,680	310
Pentair, Inc.	5,550	243
Raytheon Co.	3,800	211
Republic Services, Inc. Class A	15,700	454
Robert Half International, Inc.	4,980	135
Rockwell Automation, Inc.	6,950	468
Shaw Group, Inc. (The) (Æ)	3,400	132
Stanley Black & Decker, Inc.	11,000	736
Textron, Inc.	5,880	153
Toro Co. (The)	4,200	158
Tyco International, Ltd.	5,714	314
Union Pacific Corp.	11,652	1,429
URS Corp.	6,790	238
WW Grainger, Inc.	1,340	274
Xerox Corp.	22,250	154

		23,708

Technology - 16.8%
Advanced Micro Devices, Inc. (Æ)	7,500	30
Apple, Inc.	10,010	6,113
Applied Materials, Inc.	76,080	829
Avago Technologies, Ltd.	12,277	454
Broadcom Corp. Class A (Æ)	32,970	1,117
Brocade Communications Systems, Inc. (Æ)	7,570	38
CA, Inc.	5,800	140
Cadence Design Systems, Inc. (Æ)	12,650	155
Cisco Systems, Inc.	185,550	2,960
Citrix Systems, Inc. (Æ)	5,019	365
CommVault Systems, Inc. (Æ)	600	29
Corning, Inc.	37,550	428
Dolby Laboratories, Inc. Class A (Æ)	1,200	42
Electronic Arts, Inc. (Æ)	18,150	200
EMC Corp. (Æ)	11,016	289
F5 Networks, Inc. (Æ)	850	79
Facebook, Inc. Class A (Æ)	10,010	217
Google, Inc. Class A (Æ)	4,182	2,648
Hewlett-Packard Co.	62,500	1,140
IAC/InterActiveCorp	3,290	173
Intel Corp.	32,200	828
LinkedIn Corp. Class A (Æ)	1,685	173
LSI Corp. (Æ)	40,420	279
Maxim Integrated Products, Inc.	2,400	65
Microsoft Corp.	119,640	3,525
Molex, Inc.	7,100	178
Motorola Solutions, Inc.	16,680	806
NetSuite, Inc. (Æ)	1,000	55
NVIDIA Corp. (Æ)	8,100	110
PMC - Sierra, Inc. (Æ)	6,100	32
QUALCOMM, Inc.	38,942	2,324

	Principal Amount ($) or Shares		Market Value $
Red Hat, Inc. (Æ)	15,950		856
SAIC, Inc.	33,800		391
Salesforce.com, Inc. (Æ)	3,275		407
SAP AG - ADR	15,590		988
Silicon Laboratories, Inc. (Æ)	700		26
Synopsys, Inc. (Æ)	2,890		88
Teradata Corp. (Æ)	5,600		379
Texas Instruments, Inc.	81,260		2,213
VeriFone Systems, Inc. (Æ)	7,207		262
VeriSign, Inc. (Æ)	4,200		187
VMware, Inc. Class A (Æ)	4,236		384
Vodafone Group PLC - ADR	71,080		2,043
Western Digital Corp. (Æ)	8,080		321

			34,366

Utilities - 3.8%
Alliant Energy Corp.	2,900		135
Ameren Corp.	8,170		279
American Electric Power Co., Inc.	7,200		304
AT&T, Inc.	79,110		3,000
Atmos Energy Corp.	2,200		79
DTE Energy Co.	6,300		387
Encana Corp.	34,450		767
Entergy Corp.	4,880		355
NextEra Energy, Inc.	3,600		255
NiSource, Inc.	9,260		237
ONEOK, Inc.	800		36
Pinnacle West Capital Corp.	6,490		347
PPL Corp.	36,200		1,046
US Cellular Corp. (Æ)	1,200		49
Verizon Communications, Inc.	9,450		427
Windstream Corp.	18,150		181

			7,884

Total Common Stocks (cost $187,383)			190,005

Short-Term Investments - 6.6%
Russell U.S. Cash Management Fund	13,525,104	(¥)	13,525

Total Short-Term Investments (cost $13,525)			13,525

Total Investments - 99.1% (identified cost $200,908)			203,530

Other Assets and Liabilities, Net - 0.9%			1,880

Net Assets - 100.0%			205,410

See accompanying notes which are an integral part of this quarterly report.

26	Russell U.S. Large Cap Equity Fund

Russell Investment Company

Russell U.S. Large Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P 500 E-Mini Index Futures (CME)	214	USD	14,708	09/12	413

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					413

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$25,568	$—	$—	$25,568
Consumer Staples	14,162	—	—	14,162
Energy	18,560	—	—	18,560
Financial Services	27,895	—	—	27,895
Health Care	28,218	—	—	28,218
Materials and Processing	9,644	—	—	9,644
Producer Durables	23,708	—	—	23,708
Technology	34,366	—	—	34,366
Utilities	7,884	—	—	7,884
Short-Term Investments	—	13,525	—	13,525

Total Investments	190,005	13,525	—	203,530

Other Financial Instruments
Futures Contracts	413	—	—	413

Total Other Financial Instruments*	$413	$—	$—	$413

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Large Cap Equity Fund	27

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 93.9%
Consumer Discretionary - 17.6%
Abercrombie & Fitch Co. Class A	18,030	610
Advance Auto Parts, Inc.	5,300	372
AMC Networks, Inc. Class A (Æ)	8,500	369
AutoZone, Inc. (Æ)	1,340	503
Cablevision Systems Corp. Class A	29,540	453
Carter’s, Inc. (Æ)	34,282	1,737
Chico’s FAS, Inc.	3,100	47
Chipotle Mexican Grill, Inc. Class A (Æ)	1,450	424
Choice Hotels International, Inc.	3,100	124
Coach, Inc.	1,400	69
Cracker Barrel Old Country Store, Inc.	1,200	75
Dunkin’ Brands Group, Inc.	13,300	403
Francesca’s Holdings Corp. (Æ)	1,500	47
GameStop Corp. Class A	18,500	296
Gap, Inc. (The)	11,600	342
Gentex Corp.	19,396	311
Genuine Parts Co.	7,800	499
Goodyear Tire & Rubber Co. (The) (Æ)	32,420	371
Grand Canyon Education, Inc. (Æ)	8,000	133
Group 1 Automotive, Inc.	1,410	76
Hasbro, Inc.	8,800	315
HomeAway, Inc. (Æ)	38,974	895
International Game Technology	40,200	455
Johnson Controls, Inc.	26,700	658
LKQ Corp. (Æ)	50,191	1,773
Marriott International, Inc. Class A	12,900	470
McGraw-Hill Cos., Inc. (The)	2,700	127
MercadoLibre, Inc.	8,470	566
O’Reilly Automotive, Inc. (Æ)	12,356	1,059
Panera Bread Co. Class A (Æ)	2,960	466
Papa John’s International, Inc. (Æ)	1,800	92
PetSmart, Inc.	7,200	476
priceline.com, Inc. (Æ)	2,722	1,801
Ralph Lauren Corp. Class A	3,100	447
Regal Entertainment Group Class A	11,100	153
Ross Stores, Inc.	9,300	618
Texas Roadhouse, Inc. Class A	2,200	38
Tupperware Brands Corp.	7,070	371
Ulta Salon Cosmetics & Fragrance, Inc.	5,580	474
VF Corp.	1,320	197
Visteon Corp. (Æ)	9,400	305
Washington Post Co. (The) Class B	300	102
Whirlpool Corp.	7,200	486
Williams-Sonoma, Inc.	12,800	445

		20,050

Consumer Staples - 4.7%
ConAgra Foods, Inc.	18,500	457
Fresh Market, Inc. (The) (Æ)	26,161	1,541
Kellogg Co.	9,400	448
Kroger Co. (The)	13,520	300
Lorillard, Inc.	5,360	690
Molson Coors Brewing Co. Class B	14,400	609
Monster Beverage Corp. (Æ)	8,320	553

	Principal Amount ($) or Shares	Market Value $
Safeway, Inc.	23,800	370
Tyson Foods, Inc. Class A	24,860	373

		5,341

Energy - 7.1%
Baker Hughes, Inc.	14,200	658
Berry Petroleum Co. Class A	6,100	232
CARBO Ceramics, Inc.	6,600	424
Diamond Offshore Drilling, Inc.	6,100	399
Dresser-Rand Group, Inc. (Æ)	8,470	394
EQT Corp.	6,100	344
FMC Technologies, Inc. (Æ)	25,854	1,166
Marathon Petroleum Corp.	2,100	99
Murphy Oil Corp.	9,040	485
Noble Energy, Inc.	13,190	1,153
Oceaneering International, Inc.	9,000	465
Patterson-UTI Energy, Inc.	22,400	347
Plains Exploration & Production Co. (Æ)	11,100	444
QEP Resources, Inc.	23,500	705
SM Energy Co.	6,280	296
Whiting Petroleum Corp. (Æ)	10,100	408

		8,019

Financial Services - 15.3%
Affiliated Managers Group, Inc. (Æ)	4,260	475
AllianceBernstein Holding, LP	32,300	391
Allied World Assurance Co. Holdings AG	5,050	381
Allstate Corp. (The)	8,900	305
American Realty Capital Trust Inc. (Æ)	33,300	367
Ameriprise Financial, Inc.	6,700	347
Aon PLC	9,400	462
Assurant, Inc.	10,840	393
Axis Capital Holdings, Ltd.	13,500	444
BRE Properties, Inc. Class A (ö)	9,300	490
Broadridge Financial Solutions, Inc.	10,800	229
Comerica, Inc.	12,300	372
Discover Financial Services	13,940	501
Endurance Specialty Holdings, Ltd.	6,200	215
Everest Re Group, Ltd.	4,800	488
Extra Space Storage, Inc. (ö)	14,730	482
FactSet Research Systems, Inc.	15,914	1,479
Fifth Third Bancorp	21,200	293
FleetCor Technologies, Inc. (Æ)	3,700	137
Fulton Financial Corp.	23,600	217
Hancock Holding Co.	11,000	335
Hanover Insurance Group, Inc. (The)	20,260	711
Interactive Brokers Group, Inc. Class A	6,090	84
IntercontinentalExchange, Inc. (Æ)	2,900	381
KeyCorp	62,100	496
Lazard, Ltd. Class A	36,400	977
Markel Corp. (Æ)	170	73
MarketAxess Holdings, Inc.	3,400	103
MB Financial, Inc.	14,100	285
Mid-America Apartment Communities, Inc. (ö)	4,300	298
MSCI, Inc. Class A (Æ)	27,219	902
PartnerRe, Ltd. - ADR	5,770	418

28	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

ProAssurance Corp.	2,500	224
Progressive Corp. (The)	15,000	296
Public Storage (ö)	2,810	419
Raymond James Financial, Inc.	14,200	477
Regions Financial Corp.	56,200	391
RenaissanceRe Holdings, Ltd.	1,500	111
Starwood Property Trust, Inc. (ö)	6,400	142
State Street Corp.	3,800	153
SVB Financial Group (Æ)	3,220	186
Total System Services, Inc.	20,250	479
Validus Holdings, Ltd.	13,870	451
Waddell & Reed Financial, Inc. Class A	13,700	399
Weyerhaeuser Co. (ö)	6,200	145

		17,404

Health Care - 6.2%
Alexion Pharmaceuticals, Inc. (Æ)	6,900	723
Boston Scientific Corp. (Æ)	86,880	449
Catamaran Corp. (Æ)	11,783	996
Cerner Corp. (Æ)	4,032	298
Cigna Corp.	26,000	1,048
Coventry Health Care, Inc.	8,700	290
CR Bard, Inc.	4,100	399
Cyberonics, Inc. (Æ)	2,300	100
Health Net, Inc. (Æ)	8,100	178
Hill-Rom Holdings, Inc.	9,700	254
Humana, Inc.	7,400	456
Magellan Health Services, Inc. (Æ)	3,950	190
St. Jude Medical, Inc.	23,900	893
STERIS Corp.	18,400	554
Teleflex, Inc.	3,000	191

		7,019

Materials and Processing - 7.3%
Air Products & Chemicals, Inc.	4,381	352
Allegheny Technologies, Inc.	13,200	396
Ashland, Inc.	9,000	634
Cabot Corp.	19,800	771
Carpenter Technology Corp.	7,500	359
Chemtura Corp. (Æ)	6,700	91
Commercial Metals Co.	26,440	341
Ecolab, Inc.	17,460	1,142
Lennox International, Inc.	8,710	380
PPG Industries, Inc.	6,320	692
Rockwood Holdings, Inc.	9,300	411
Scotts Miracle-Gro Co. (The) Class A	7,900	315
Sealed Air Corp.	37,500	608
Sherwin-Williams Co. (The)	4,430	595
Silgan Holdings, Inc.	3,000	124
Steel Dynamics, Inc.	10,900	141
Valspar Corp.	10,090	507
WR Grace & Co. (Æ)	8,100	454

		8,313

Producer Durables - 15.5%
AGCO Corp. (Æ)	8,760	384
Agilent Technologies, Inc.	12,370	474

	Principal Amount ($) or Shares	Market Value $
Air Lease Corp. Class A (Æ)	3,600	71
Alaska Air Group, Inc. (Æ)	11,200	390
Alliant Techsystems, Inc.	1,700	79
Babcock & Wilcox Co. (The) (Æ)	8,700	218
Brink’s Co. (The)	6,500	151
Con-way, Inc.	11,600	413
Corporate Executive Board Co. (The)	2,900	134
Crane Co.	13,760	537
Cummins, Inc.	6,200	595
Dover Corp.	2,800	153
Eaton Corp.	16,000	701
Expeditors International of Washington, Inc.	6,100	217
Flowserve Corp.	2,300	276
Graco, Inc.	1,000	46
Gulfmark Offshore, Inc. Class A (Æ)	1,090	39
Harsco Corp.	29,400	625
Huntington Ingalls Industries, Inc. (Æ)	3,700	144
IHS, Inc. Class A (Æ)	17,170	1,892
Itron, Inc. (Æ)	10,590	413
JB Hunt Transport Services, Inc.	4,800	264
Joy Global, Inc.	10,700	556
KBR, Inc.	17,400	457
Knight Transportation, Inc.	7,800	120
Landstar System, Inc.	6,600	326
Manitowoc Co., Inc. (The)	22,200	266
MAXIMUS, Inc.	1,600	81
Pentair, Inc.	6,800	298
Republic Services, Inc. Class A	5,400	156
Rockwell Automation, Inc.	9,500	640
Shaw Group, Inc. (The) (Æ)	6,800	265
SPX Corp.	6,500	395
Stanley Black & Decker, Inc.	6,100	408
Stericycle, Inc. (Æ)	21,296	1,976
Textron, Inc.	18,700	487
Tidewater, Inc.	6,500	316
Toro Co. (The)	10,300	387
Trimble Navigation, Ltd. (Æ)	28,629	1,267
URS Corp.	11,660	409
UTi Worldwide, Inc.	7,680	102
Wabtec Corp.	5,580	442
Werner Enterprises, Inc.	4,500	104

		17,674

Technology - 17.7%
Advanced Micro Devices, Inc. (Æ)	64,500	262
BMC Software, Inc. (Æ)	4,020	159
Broadcom Corp. Class A (Æ)	16,500	559
Brocade Communications Systems, Inc. (Æ)	63,820	317
Cadence Design Systems, Inc. (Æ)	39,460	482
Ciena Corp. (Æ)	24,770	397
Citrix Systems, Inc. (Æ)	22,944	1,667
CommVault Systems, Inc. (Æ)	7,790	378
Concur Technologies, Inc. (Æ)	25,245	1,704
Cornerstone OnDemand, Inc. (Æ)	4,700	112
Corning, Inc.	45,900	524
Dolby Laboratories, Inc. Class A (Æ)	10,200	360

Russell U.S. Mid Cap Equity Fund	29

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Electronic Arts, Inc. (Æ)	26,950	297
Fairchild Semiconductor International, Inc. Class A (Æ)	10,400	144
Fortinet, Inc. (Æ)	18,400	442
Gartner, Inc. (Æ)	9,700	431
Harris Corp.	3,500	146
IAC/InterActiveCorp	9,470	498
Integrated Device Technology, Inc. (Æ)	23,380	118
Integrated Financial Systems, Inc. Class A	15,300	203
Intersil Corp. Class A	101,300	933
LinkedIn Corp. Class A (Æ)	1,500	154
LSI Corp. (Æ)	67,220	464
Maxim Integrated Products, Inc.	18,200	496
Mentor Graphics Corp. (Æ)	11,460	175
Molex, Inc.	17,600	442
Motorola Solutions, Inc.	18,060	873
NVIDIA Corp. (Æ)	32,120	435
Plantronics, Inc.	1,800	59
PMC - Sierra, Inc. (Æ)	34,200	182
SAIC, Inc.	61,500	712
Silicon Laboratories, Inc. (Æ)	3,300	122
Synopsys, Inc. (Æ)	11,400	345
Tellabs, Inc.	88,010	290
Teradata Corp. (Æ)	21,584	1,460
Tyler Technologies, Inc. (Æ)	700	27
Ultimate Software Group, Inc. (Æ)	20,177	1,804
Unisys Corp. (Æ)	1,900	37
VeriFone Systems, Inc. (Æ)	35,791	1,299
VeriSign, Inc. (Æ)	2,200	98
Western Digital Corp. (Æ)	14,910	593

		20,200

Utilities - 2.5%
American Water Works Co., Inc.	13,800	500
CenterPoint Energy, Inc.	10,200	215
DTE Energy Co.	6,600	405
NRG Energy, Inc.	24,400	484
PPL Corp.	10,200	295
Talisman Energy, Inc.	36,000	445
Telephone & Data Systems, Inc.	10,600	257
UGI Corp.	4,700	144
US Cellular Corp. (Æ)	1,900	78

		2,823

Total Common Stocks (cost $108,816)		106,843

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 5.0%
Russell U.S. Cash Management Fund	5,686,992	(¥)	5,687

Total Short-Term Investments (cost $5,687)			5,687

Total Investments - 98.9% (identified cost $114,503)			112,530

Other Assets and Liabilities, Net - 1.1%			1,211

Net Assets - 100.0%			113,741

See accompanying notes which are an integral part of this quarterly report.

30	Russell U.S. Mid Cap Equity Fund

Russell Investment Company

Russell U.S. Mid Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P E-Mini Utilities Select Sector Futures (CME)	27	USD	1,026	09/12	22
S&P Midcap 400 E-Mini Index Futures (CME)	29	USD	2,722	09/12	9

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					31

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$20,050	$—	$—	$20,050
Consumer Staples	5,341	—	—	5,341
Energy	8,019	—	—	8,019
Financial Services	17,404	—	—	17,404
Health Care	7,019	—	—	7,019
Materials and Processing	8,313	—	—	8,313
Producer Durables	17,674	—	—	17,674
Technology	20,200	—	—	20,200
Utilities	2,823	—	—	2,823
Short-Term Investments	—	5,687	—	5,687

Total Investments	106,843	5,687	—	112,530

Other Financial Instruments
Futures Contracts	31	—	—	31

Total Other Financial Instruments*	$31	$—	$—	$31

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Mid Cap Equity Fund	31

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.3%
Consumer Discretionary - 14.6%
1-800-Flowers.com, Inc. Class A (Æ)	49,000	172
Aeropostale, Inc. (Æ)	15,900	314
AFC Enterprises, Inc. (Æ)	73,385	1,621
Amerco, Inc.	22,149	2,069
American Woodmark Corp. (Æ)	10,900	182
America’s Car-Mart, Inc. (Æ)	75,515	3,465
Ameristar Casinos, Inc.	78,153	1,318
Arctic Cat, Inc. (Æ)	10,172	448
Asbury Automotive Group, Inc. (Æ)	85,320	2,232
Ballantyne Strong, Inc. (Æ)	38,242	205
Bally Technologies, Inc. (Æ)	81,052	3,543
bebe stores inc	35,990	216
Belo Corp. Class A	228,895	1,568
BJ’s Restaurants, Inc. (Æ)(Ñ)	92,600	3,665
Black Diamond, Inc. (Æ)	59,153	582
Boston Pizza Royalties Income Fund	173,400	3,156
Brown Shoe Co., Inc. (Ñ)	68,992	949
Brunswick Corp.	34,635	762
Buffalo Wild Wings, Inc. (Æ)	71,275	5,174
Build-A-Bear Workshop, Inc. Class A (Æ)(Ñ)	31,900	148
Callaway Golf Co. (Ñ)	612,675	3,364
Career Education Corp. (Æ)	118,575	558
Caribou Coffee Co., Inc. (Æ)(Ñ)	467,099	5,311
Carmike Cinemas, Inc. (Æ)	54,774	761
Carrols Restaurant Group, Inc. (Æ)	91,713	496
Cato Corp. (The) Class A	133,800	3,746
Cherokee, Inc.	6,800	91
Churchill Downs, Inc.	7,300	404
Chuy’s Holdings, Inc. (Æ)	35,000	609
Citi Trends, Inc. (Æ)	1,500	23
Collective Brands, Inc. (Æ)	67,000	1,442
Columbia Sportswear Co. (Ñ)	52,072	2,634
Conn’s, Inc. (Æ)(Ñ)	10,889	194
Cooper Tire & Rubber Co.	292,910	5,117
Courier Corp.	5,900	66
Cracker Barrel Old Country Store, Inc.	41,100	2,575
Crocs, Inc. (Æ)	226,136	3,471
CSS Industries, Inc.	7,911	148
Destination Maternity Corp.	60,673	1,085
Digital Cinema Destinations Corp. Class A (Æ)	100,000	622
Dolan Co. (The) (Æ)	37,100	181
Dollar Thrifty Automotive Group, Inc. (Æ)(Ñ)	10,000	744
Dorman Products, Inc. (Æ)	24,135	693
Einstein Noah Restaurant Group, Inc. (Å)	155,625	2,646
Ethan Allen Interiors, Inc.	84,670	1,747
Federal-Mogul Corp. (Æ)	34,700	345
Fiesta Restaurant Group, Inc. (Æ)	41,302	636
Finish Line, Inc. (The) Class A	127,880	2,670
Francesca’s Holdings Corp. (Æ)	174,657	5,486
Franklin Covey Co. (Æ)(Ñ)	4,300	45
Fred’s, Inc. Class A	98,268	1,395
Fuel Systems Solutions, Inc. (Æ)(Ñ)	93,004	1,648

	Principal Amount ($) or Shares	Market Value $
Gaylord Entertainment Co. (Æ)	36,596	1,345
Genesco, Inc. (Æ)	33,905	2,245
G-III Apparel Group, Ltd. (Æ)	130,350	3,203
Gordmans Stores, Inc. (Æ)	27,146	460
Group 1 Automotive, Inc.	81,134	4,361
Harry Winston Diamond Corp. (Æ)(Ñ)	87,619	1,141
HealthStream, Inc. (Æ)	94,025	2,627
Helen of Troy, Ltd. (Æ)	13,500	411
Hibbett Sports, Inc. (Æ)	30,945	1,880
Hillenbrand, Inc.	101,230	1,750
HomeAway, Inc. (Æ)(Ñ)	35,006	804
Hot Topic, Inc.	225,370	2,290
Iconix Brand Group, Inc. (Æ)	154,700	2,743
Imax Corp. (Æ)(Ñ)	37,458	830
Interval Leisure Group, Inc.	60,400	1,108
Isle of Capri Casinos, Inc. (Æ)	172,537	1,013
Jack in the Box, Inc. (Æ)	151,000	4,075
Jamba, Inc. (Æ)	227,462	623
Johnson Outdoors, Inc. Class A (Æ)	6,000	126
Jones Group, Inc. (The)	342,550	3,621
Kenneth Cole Productions, Inc. Class A (Æ)	68,480	1,030
Kirkland’s, Inc. (Æ)	5,568	60
LeapFrog Enterprises, Inc. Class A (Æ)	74,067	851
Lennar Corp. Class B	55,193	1,253
LIN TV Corp. Class A (Æ)	301,589	1,083
Lincoln Educational Services Corp.	414	2
Lithia Motors, Inc. Class A	63,200	1,761
Luby’s, Inc. (Æ)	9,985	66
M/I Homes, Inc. (Æ)	36,065	598
Marcus Corp.	32,553	427
Martha Stewart Living Omnimedia Class A (Ñ)	41,200	134
Matthews International Corp. Class A	52,138	1,512
McClatchy Co. (The) Class A (Æ)(Ñ)	57,030	92
MDC Partners, Inc. Class A (Å)	339,653	3,196
Men’s Wearhouse, Inc. (The)	149,350	4,070
Meredith Corp. (Ñ)	143,289	4,734
Meritage Homes Corp. (Æ)	93,123	3,269
Monarch Casino & Resort, Inc. (Æ)	2,100	16
Movado Group, Inc.	63,842	1,496
Multimedia Games Holding Co., Inc. (Æ)	57,418	812
New York & Co., Inc. (Æ)	64,388	293
Orient-Express Hotels, Ltd. Class A (Æ)	43,832	400
Oxford Industries, Inc.	13,900	601
Papa John’s International, Inc. (Æ)	46,600	2,377
Pier 1 Imports, Inc.	320,580	5,286
Pinnacle Entertainment, Inc. (Æ)	165,420	1,795
Pizza Pizza Royalty Income Fund	75,400	769
ReachLocal, Inc. (Æ)(Ñ)	37,625	441
Red Robin Gourmet Burgers, Inc. (Æ)	48,960	1,461
Regis Corp. (Ñ)	107,630	1,821
Rent-A-Center, Inc. Class A	41,600	1,479
Revlon, Inc. Class A (Æ)	800	12
RG Barry Corp.	4,200	56
Ruby Tuesday, Inc. (Æ)	235,060	1,507
rue21 Inc. (Æ)(Ñ)	73,297	1,806
Scholastic Corp.	58,600	1,766

32	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Second Cup, Ltd. (The)	49,600	367
Shoe Carnival, Inc.	23,500	522
Shuffle Master, Inc. (Æ)	161,012	2,352
Sinclair Broadcast Group, Inc. Class A	218,810	2,232
Skechers U.S.A., Inc. Class A (Æ)	98,236	1,959
Smith & Wesson Holding Corp. (Æ)	106,396	1,075
Snap-on, Inc. (Ñ)	31,375	2,127
Sonic Corp. (Æ)	77,968	772
Sotheby’s Class A	95,202	2,794
Stage Stores, Inc.	24,500	464
Standard Motor Products, Inc.	95,800	1,347
Steinway Musical Instruments, Inc. (Æ)	2,100	52
Steven Madden, Ltd. (Æ)	57,190	2,312
Stewart Enterprises, Inc. Class A (Ñ)	214,190	1,463
Stoneridge, Inc. (Æ)	53,600	344
Sturm Ruger & Co., Inc. (Ñ)	9,641	477
Superior Industries International, Inc.	58,292	996
Teavana Holdings, Inc. (Æ)(Ñ)	48,539	544
Thor Industries, Inc.	21,000	603
Ulta Salon Cosmetics & Fragrance, Inc.	31,731	2,693
Under Armour, Inc. Class A (Æ)(Ñ)	35,059	1,909
Universal Electronics, Inc. (Æ)	25,100	316
ValueClick, Inc. (Æ)	150,975	2,372
VOXX International Corp. Class A (Æ)	100,300	751
Wet Seal, Inc. (The) Class A (Æ)	73,500	201
WMS Industries, Inc. (Æ)	141,710	2,603
World Wrestling Entertainment, Inc. Class A (Ñ)	22,100	171
Zumiez, Inc. (Æ)	40,500	1,471

		203,019

Consumer Staples - 3.3%
Andersons, Inc. (The)	46,488	1,765
Casey’s General Stores, Inc.	88,100	5,236
Core-Mark Holding Co., Inc.	49,651	2,398
Flowers Foods, Inc.	142,200	3,039
Fresh Del Monte Produce, Inc.	167,588	4,106
Fresh Market, Inc. (The) (Æ)(Ñ)	64,571	3,803
Ingles Markets, Inc. Class A	7,100	116
John B Sanfilippo & Son, Inc. (Æ)	80,871	1,372
Medifast, Inc. (Æ)	22,259	625
Nash Finch Co.	18,198	349
Natural Grocers by Vitamin Cottage, Inc. (Æ)	4,054	82
Orchids Paper Products Co. (Ñ)	3,100	53
Pantry, Inc. (The) (Æ)	34,049	484
Rite Aid Corp. (Æ)	531,843	617
Sanderson Farms, Inc.	102,765	3,785
Schiff Nutrition International, Inc. (Æ)	34,361	601
Seneca Foods Corp. Class A (Æ)	1,903	47
Smart Balance, Inc. (Æ)	347,074	3,304
Spartan Stores, Inc.	6,600	113
Spectrum Brands Holdings, Inc.	7,300	269
Susser Holdings Corp. (Æ)	40,272	1,454
TreeHouse Foods, Inc. (Æ)(Ñ)	159,785	8,946
Universal Corp.	53,435	2,433

		44,997

	Principal Amount ($) or Shares	Market Value $
Energy - 3.9%
Approach Resources, Inc. (Æ)(Ñ)	149,415	3,945
Atwood Oceanics, Inc. (Æ)	9,500	423
Berry Petroleum Co. Class A	75,277	2,862
Bonanza Creek Energy, Inc. (Æ)	25,566	448
C&J Energy Services, Inc. (Æ)(Ñ)	61,300	1,151
Cal Dive International, Inc. (Æ)(Ñ)	1,325,888	2,148
Carrizo Oil & Gas, Inc. (Æ)	122,767	3,095
Comstock Resources, Inc. (Æ)	35,230	570
Crimson Exploration, Inc. (Æ)	95,567	421
Dawson Geophysical Co. (Æ)	6,300	145
Delek US Holdings, Inc.	70,682	1,395
DHT Holdings, Inc. (Æ)(Ñ)	438	48
EXCO Resources, Inc. (Ñ)	390,760	2,751
Goodrich Petroleum Corp. (Æ)(Ñ)	30,019	348
Gulfport Energy Corp. (Æ)	51,600	1,063
Helix Energy Solutions Group, Inc. (Æ)(Ñ)	14,200	254
Hercules Offshore, Inc. (Æ)	452,292	1,624
Hornbeck Offshore Services, Inc. (Æ)(Ñ)	32,100	1,359
Key Energy Services, Inc. (Æ)	66,212	530
Kodiak Oil & Gas Corp. (Æ)	115,293	963
Magnum Hunter Resources Corp. (Æ)(Ñ)	198,447	754
Nabors Industries, Ltd. (Æ)	90,067	1,247
Natural Gas Services Group, Inc. (Æ)	37,300	541
Oasis Petroleum, Inc. (Æ)	29,253	766
OYO Geospace Corp. (Æ)	3,600	341
Pacific Drilling SA (Æ)(Ñ)	230,628	2,228
Parker Drilling Co. (Æ)	44,594	206
Patterson-UTI Energy, Inc.	65,034	1,007
Penn Virginia Corp.	275,292	1,844
Petroquest Energy, Inc. (Æ)(Ñ)	396,425	2,184
Rosetta Resources, Inc. (Æ)	45,243	1,888
Rowan Companies PLC (Æ)	62,875	2,209
Superior Energy Services, Inc. (Æ)	84,192	1,824
TETRA Technologies, Inc. (Æ)	138,269	958
TGC Industries, Inc. (Æ)	43,481	304
Unit Corp. (Æ)(Ñ)	63,113	2,509
Vaalco Energy, Inc. (Æ)	47,142	346
W&T Offshore, Inc.	321,260	5,940
Western Refining, Inc. (Ñ)	35,871	844
Willbros Group, Inc. (Æ)	81,162	556

		54,039

Financial Services - 22.7%
1st Source Corp.	16,600	369
AG Mortgage Investment Trust, Inc. (Ñ)(ö)	99,900	2,255
Agree Realty Corp. (ö)	19,599	461
Alexander & Baldwin, Inc. (Æ)	35,558	1,139
Alterra Capital Holdings, Ltd.	15,263	355
American Campus Communities, Inc. (ö)	17,600	839
American Capital Mortgage Investment Corp. (ö)	59,900	1,471
American Equity Investment Life Holding Co. (Ñ)	300,000	3,501
American Safety Insurance Holdings, Ltd. (Æ)	10,248	183

Russell U.S. Small Cap Equity Fund	33

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ameriprise Financial, Inc.	32,421	1,677
AMERISAFE, Inc. (Æ)	24,989	624
Anworth Mortgage Asset Corp. (ö)	419,240	2,784
Apollo Residential Mortgage, Inc.	140,290	2,810
Ares Capital Corp.	65,002	1,081
Argo Group International Holdings, Ltd.	123,545	3,633
Arlington Asset Investment Corp. Class A (Ñ)	7,993	179
Artio Global Investors, Inc. Class A (Ñ)	254,500	822
Aspen Insurance Holdings, Ltd.	16,900	486
Astoria Financial Corp.	181,060	1,706
Banco Latinoamericano de Comercio Exterior SA Class E	156,491	3,180
Bancorp, Inc. (Æ)	22,354	209
Bank of Marin Bancorp (Ñ)	2,585	97
Bank of the Ozarks, Inc.	191,300	6,158
BankFinancial Corp.	23,400	184
Banner Corp.	25,292	575
Berkshire Hills Bancorp, Inc.	14,600	328
BioMed Realty Trust, Inc. (ö)	245,370	4,613
BofI Holding, Inc. (Æ)	12,900	260
Boston Private Financial Holdings, Inc.	181,179	1,705
Brookline Bancorp, Inc.	303,607	2,553
Calamos Asset Management, Inc. Class A	39,900	422
Capitol Federal Financial, Inc.	299,206	3,507
CapLease, Inc. (ö)	851,563	3,875
Capstead Mortgage Corp. (ö)	185,900	2,617
Cardinal Financial Corp.	35,600	456
Cash America International, Inc.	46,200	1,770
CBOE Holdings, Inc.	7,800	222
Cedar Realty Trust, Inc. (ö)	56,000	288
Center Bancorp, Inc.	1,482	16
Centerstate Banks, Inc.	20,700	160
Central Pacific Financial Corp. (Æ)	22,303	299
Chemical Financial Corp.	12,100	271
Chesapeake Lodging Trust (ö)	12,415	211
Citizens Republic Bancorp, Inc. (Æ)	99,952	1,799
CNB Financial Corp.	2,584	43
CNO Financial Group, Inc.	580,000	4,808
Columbia Banking System, Inc.	87,716	1,583
Comerica, Inc.	65,304	1,973
Community Trust Bancorp, Inc.	8,000	272
CoreLogic, Inc. (Æ)	125,400	2,884
Coresite Realty Corp. Class A (ö)	28,288	754
DCT Industrial Trust, Inc. (ö)	305,400	1,912
Diamond Hill Investment Group, Inc. (Å)	21,656	1,618
DiamondRock Hospitality Co. (ö)	195,100	1,846
Dime Community Bancshares, Inc.	63,510	921
Duff & Phelps Corp. Class A	53,965	795
DuPont Fabros Technology, Inc. (ö)	92,100	2,477
Eagle Bancorp, Inc. (Æ)	44,365	787
Employers Holdings, Inc.	5,100	91
Encore Capital Group, Inc. (Æ)	11,436	320
Entertainment Properties Trust (ö)	33,735	1,523
Evercore Partners, Inc. Class A	251,415	5,825
Excel Trust, Inc. (ö)	9,700	119
Extra Space Storage, Inc. (ö)	47,000	1,539

	Principal Amount ($) or Shares	Market Value $
Ezcorp, Inc. Class A (Æ)	102,905	2,315
Fair Isaac Corp.	22,900	991
FBR & Co. (Æ)	33,000	96
FelCor Lodging Trust, Inc. (Æ)(ö)	158,873	769
Financial Engines, Inc. (Æ)(Ñ)	37,571	705
Financial Institutions, Inc.	10,859	187
First American Financial Corp.	255,267	4,676
First Busey Corp.	64,455	300
First Community Bancshares, Inc.	8,584	124
First Connecticut Bancorp, Inc. (Ñ)	13,600	181
First Defiance Financial Corp.	6,300	102
First Financial Bancorp	145,402	2,321
First Financial Bankshares, Inc. (Ñ)	80,564	2,779
First Financial Corp.	5,700	169
First Horizon National Corp.	109,245	899
First Industrial Realty Trust, Inc. (Æ)(ö)	69,100	880
First Interstate Bancsystem, Inc. Class A	8,300	120
First Merchants Corp.	43,688	622
First Midwest Bancorp, Inc.	105,950	1,197
First of Long Island Corp. (The)	3,950	113
FirstMerit Corp.	158,553	2,569
Flagstone Reinsurance Holdings SA	445,154	3,107
FNB Corp.	261,150	2,841
Forestar Group, Inc. (Æ)	113,004	1,286
Franklin Street Properties Corp. (ö)	343,651	3,564
FXCM, Inc. Class A (Ñ)	24,800	260
GFI Group, Inc.	28,215	90
Gladstone Commercial Corp. (Ñ)(ö)	4,400	76
Global Cash Access Holdings, Inc. (Æ)	921,204	5,951
Granite Real Estate, Inc.	113,500	4,038
Great Southern Bancorp, Inc.	7,400	227
Greenhill & Co., Inc. (Ñ)	82,980	3,296
Hallmark Financial Services (Æ)	1,800	15
Hancock Holding Co.	38,119	1,162
Hanover Insurance Group, Inc. (The)	54,260	1,903
Healthcare Realty Trust, Inc. (ö)	139,675	3,430
Heartland Financial USA, Inc.	2,271	59
Heartland Payment Systems, Inc.	8,700	276
Hercules Technology Growth Capital, Inc.	279,780	3,142
Heritage Commerce Corp. (Æ)	11,936	73
Heritage Financial Corp.	7,600	105
Hersha Hospitality Trust Class A (ö)	209,483	1,018
Home BancShares, Inc.	119,665	3,608
Home Federal Bancorp, Inc.	9,400	93
Home Properties, Inc. (ö)	37,800	2,480
Homeowners Choice, Inc. (Ñ)	32,542	590
Horace Mann Educators Corp.	74,205	1,294
Hospitality Properties Trust (ö)	118,197	2,869
Hudson Valley Holding Corp.	8,400	142
Iberiabank Corp.	72,239	3,383
Infinity Property & Casualty Corp.	49,519	2,863
Interactive Brokers Group, Inc. Class A	33,900	469
Intersections, Inc.	2,000	28
Invesco Mortgage Capital, Inc. (ö)	108,100	2,139
Investment Technology Group, Inc. (Æ)	104,500	865
Investors Real Estate Trust (Ñ)(ö)	20,401	166
Jack Henry & Associates, Inc.	25,600	889

34	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kaiser Federal Financial Group, Inc. (Ñ)	2,100	31
KBW, Inc. (Ñ)	399,951	6,443
KCAP Financial, Inc. (Ñ)	11,474	91
KeyCorp	272,260	2,173
Kite Realty Group Trust (ö)	24,900	125
Knight Capital Group, Inc. Class A (Æ)	170,042	1,757
Lakeland Financial Corp.	31,353	807
LaSalle Hotel Properties (ö)	133,880	3,516
Lexington Realty Trust (Ñ)(ö)	148,700	1,329
Maiden Holdings, Ltd.	97,525	828
Manning & Napier, Inc. Class A	144,258	1,968
MarketAxess Holdings, Inc.	76,920	2,325
MCG Capital Corp.	12,600	55
Medical Properties Trust, Inc. (ö)	338,570	3,335
Medley Capital Corp.	17,800	221
Mid-America Apartment Communities, Inc. (ö)	34,600	2,395
Mission West Properties, Inc. (ö)	2,800	25
MoneyGram International, Inc. (Æ)	160,234	2,493
Monmouth Real Estate Investment Corp. Class A (ö)	13,600	151
Montpelier Re Holdings, Ltd.	193,100	3,912
MVC Capital, Inc.	22,708	289
National Bankshares, Inc. (Ñ)	2,900	88
National Financial Partners Corp. (Æ)	4,300	64
Nelnet, Inc. Class A	79,200	1,862
NGP Capital Resources Co.	16,600	121
NorthStar Realty Finance Corp. (Ñ)(ö)	137,950	760
OceanFirst Financial Corp.	29,542	402
One Liberty Properties, Inc. (ö)	10,600	200
OneBeacon Insurance Group, Ltd. Class A	32,400	411
Pacific Continental Corp.	9,000	83
PacWest Bancorp	68,400	1,567
Park Sterling Corp. (Æ)	422,990	1,942
Parkway Properties, Inc. (ö)	50,900	567
Pebblebrook Hotel Trust (ö)	38,520	875
PennantPark Investment Corp.	94,549	987
PennyMac Mortgage Investment Trust (ö)	131,900	2,779
Peoples Bancorp, Inc.	12,800	280
Piper Jaffray Cos. (Æ)	75,443	1,608
Portfolio Recovery Associates, Inc. (Æ)	15,589	1,320
Post Properties, Inc. (ö)	7,700	398
Potlatch Corp. (ö)	150,499	5,209
PrivateBancorp, Inc. Class A	139,925	2,144
ProAssurance Corp.	25,070	2,246
Prosperity Bancshares, Inc.	82,335	3,340
Protective Life Corp.	68,171	1,903
PS Business Parks, Inc. (ö)	48,900	3,306
Raymond James Financial, Inc.	30,549	1,027
Renasant Corp. (Ñ)	23,300	412
Republic Bancorp, Inc. Class A (Ñ)	23,000	543
RLI Corp.	14,700	947
Rockville Financial, Inc.	33,800	394
Sabra Health Care REIT, Inc. (ö)	67,200	1,245
Safety Insurance Group, Inc.	15,939	675
Selective Insurance Group, Inc.	188,014	3,245
Signature Bank (Æ)	89,280	5,759

	Principal Amount ($) or Shares	Market Value $
Solar Senior Capital, Ltd.	3,300	56
Southside Bancshares, Inc. (Ñ)	29,230	610
Southwest Bancorp, Inc. (Æ)	1,600	15
Sovran Self Storage, Inc. (ö)	15,200	868
State Bank Financial Corp. (Æ)	43,300	689
StellarOne Corp.	188,600	2,525
Sterling Bancorp	168,385	1,615
Stewart Information Services Corp. (Ñ)	28,974	495
Sunstone Hotel Investors, Inc. (Æ)(ö)	110,800	1,109
Susquehanna Bancshares, Inc.	47,800	510
SVB Financial Group (Æ)	140,630	8,130
Symetra Financial Corp.	24,600	286
Synovus Financial Corp.	569,893	1,083
Taylor Capital Group, Inc. (Æ)(Ñ)	33,172	579
Territorial Bancorp, Inc.	1,559	37
Texas Capital Bancshares, Inc. (Æ)	130,019	5,603
THL Credit, Inc.	8,100	112
Total System Services, Inc.	7,000	166
Tower Group, Inc.	105,780	1,972
Trico Bancshares	9,600	146
TrustCo Bank Corp.	123,602	681
UMB Financial Corp. (Ñ)	63,975	3,075
Umpqua Holdings Corp.	222,525	2,777
Union First Market Bankshares Corp.	1,800	27
United Bankshares, Inc. (Ñ)	70,400	1,640
United Financial Bancorp, Inc.	9,100	130
United Fire Group, Inc.	31,060	609
Valley National Bancorp (Ñ)	175,034	1,628
ViewPoint Financial Group, Inc.	93,829	1,652
Virtus Investment Partners, Inc. (Æ)	55,513	4,648
Washington Banking Co.	4,753	66
Washington Federal, Inc.	162,474	2,588
Washington Trust Bancorp, Inc.	12,900	320
Webster Financial Corp.	172,600	3,542
West Coast Bancorp (Æ)	47,812	951
Western Alliance Bancorp (Æ)	115,444	1,064
Westfield Financial, Inc.	4,200	31
Wilshire Bancorp, Inc. (Æ)(Ñ)	251,587	1,595
WSFS Financial Corp.	16,599	688
XL Group PLC Class A	155,000	3,201

		314,649

Health Care - 10.3%
Abaxis, Inc. (Æ)	15,541	555
Abiomed, Inc. (Æ)(Ñ)	17,172	387
Acadia Healthcare Co., Inc. (Æ)	36,058	582
Accelrys, Inc. (Æ)	57,235	465
Affymax, Inc. (Æ)(Ñ)	42,044	682
Affymetrix, Inc. (Æ)(Ñ)	189,165	793
Air Methods Corp. (Æ)	51,395	5,604
Akorn, Inc. (Æ)	388,605	5,312
Almost Family, Inc. (Æ)	12,100	266
Alnylam Pharmaceuticals, Inc. (Æ)(Ñ)	26,132	488
Alphatec Holdings, Inc. (Æ)	28,800	51
Analogic Corp.	19,324	1,237
Anika Therapeutics, Inc. (Æ)	34,181	415
Antares Pharma, Inc. (Æ)(Ñ)	111,858	540

Russell U.S. Small Cap Equity Fund	35

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Array BioPharma, Inc. (Æ)	114,089	586
ArthroCare Corp. (Æ)	74,060	2,191
athenahealth, Inc. (Æ)(Ñ)	58,318	5,336
Auxilium Pharmaceuticals, Inc. (Æ)	27,257	734
BioCryst Pharmaceuticals, Inc. (Æ)(Ñ)	111,800	496
Bio-Reference Labs, Inc. (Æ)(Ñ)	44,770	1,108
Cadence Pharmaceuticals, Inc. Class A (Æ)	317,934	1,348
Cambrex Corp. (Æ)	118,700	1,096
Cantel Medical Corp.	88,655	2,316
Capital Senior Living Corp. (Æ)	49,570	557
Catamaran Corp. (Æ)	36,067	3,048
Centene Corp. (Æ)	142,901	5,436
Cepheid, Inc. (Æ)	57,934	1,856
Clovis Oncology, Inc. (Æ)(Ñ)	20,871	369
Computer Programs & Systems, Inc.	50,642	2,507
Conceptus, Inc. (Æ)(Ñ)	28,927	537
CONMED Corp.	111,790	3,067
Cross Country Healthcare, Inc. (Æ)	31,030	141
CryoLife, Inc. (Æ)	22,600	126
Curis, Inc. (Æ)(Ñ)	98,281	476
Cynosure, Inc. Class A (Æ)	58,749	1,471
Dyax Corp. (Æ)	197,903	524
Dynavax Technologies Corp. (Æ)(Ñ)	100,343	387
Emergent Biosolutions, Inc. (Æ)	55,100	805
Endologix, Inc. (Æ)	38,396	451
EnteroMedics, Inc. (Æ)(Ñ)	105,172	349
Epocrates, Inc. (Æ)(Ñ)	26,645	201
Exact Sciences Corp. (Æ)	58,051	595
Exactech, Inc. (Æ)	6,900	114
Geron Corp. (Æ)(Ñ)	252,132	434
Greatbatch, Inc. (Æ)	90,700	2,071
Haemonetics Corp. (Æ)	58,700	4,221
Hanger, Inc. (Æ)	170,366	4,390
Health Management Associates, Inc. Class A (Æ)	47,900	315
Health Net, Inc. (Æ)	99,150	2,183
Healthways, Inc. (Æ)	50,355	564
Hill-Rom Holdings, Inc.	56,200	1,470
HMS Holdings Corp. (Æ)	134,194	4,618
Icon PLC - ADR (Æ)	211,062	5,093
Impax Laboratories, Inc. (Æ)	199,490	4,433
Insulet Corp. (Æ)	188,519	3,687
Invacare Corp.	167,542	2,361
IPC The Hospitalist Co., Inc. (Æ)	87,745	3,773
Ligand Pharmaceuticals, Inc. Class B (Æ)	25,168	487
Magellan Health Services, Inc. (Æ)	39,500	1,904
Medidata Solutions, Inc. (Æ)	21,429	759
Meridian Bioscience, Inc.	155,880	2,605
Metropolitan Health Networks, Inc. (Æ)	37,764	318
Molina Healthcare, Inc. (Æ)	102,856	2,511
Myriad Genetics, Inc. (Æ)	43,407	1,079
Nanosphere, Inc. (Æ)	170,115	507
NewLink Genetics Corp. (Æ)(Ñ)	29,012	345
NuVasive, Inc. (Æ)	33,642	703
Obagi Medical Products, Inc. (Æ)	31,603	485
Omeros Corp. (Æ)(Ñ)	38,856	367
OraSure Technologies, Inc. (Æ)	46,884	497

	Principal Amount ($) or Shares	Market Value $
Orexigen Therapeutics, Inc. (Æ)(Ñ)	86,339	426
Orthofix International NV(Æ)	81,000	3,322
Osiris Therapeutics, Inc. (Æ)(Ñ)	37,450	327
Pacira Pharmaceuticals, Inc. (Æ)(Ñ)	35,778	548
Par Pharmaceutical Cos., Inc. (Æ)	43,000	2,148
PDL BioPharma, Inc.	54,900	373
PerkinElmer, Inc.	11,000	281
PharMerica Corp. (Æ)(Ñ)	63,707	655
Pozen, Inc. (Æ)(Ñ)	95,800	604
Quality Systems, Inc.	125,678	2,031
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	69,893	2,577
Repros Therapeutics, Inc. (Æ)(Ñ)	57,534	523
Rigel Pharmaceuticals, Inc. (Æ)	46,223	506
RTI Biologics, Inc. (Æ)	251,311	895
Salix Pharmaceuticals, Ltd. (Æ)	50,416	2,260
Santarus, Inc. (Æ)	76,056	553
Sciclone Pharmaceuticals, Inc. (Æ)	59,055	340
Sequenom, Inc. (Æ)(Ñ)	135,600	381
Solta Medical, Inc. (Æ)	22,200	73
Spectranetics Corp. (Æ)	51,504	608
STERIS Corp.	141,230	4,255
SurModics, Inc. (Æ)	9,900	158
Synta Pharmaceuticals Corp. (Æ)(Ñ)	72,142	530
Targacept, Inc. (Æ)	54,532	236
TearLab Corp. (Æ)(Ñ)	121,694	447
Tenet Healthcare Corp. (Æ)	139,100	643
Threshold Pharmaceuticals, Inc. (Æ)(Ñ)	65,975	458
Triple-S Management Corp. Class B (Æ)	34,568	630
Unilife Corp. (Æ)(Ñ)	536,593	1,696
Universal American Corp. (Æ)	87,200	781
US Physical Therapy, Inc.	21,092	541
WellCare Health Plans, Inc. (Æ)	25,800	1,672
Wright Medical Group, Inc. (Æ)	122,675	2,287
XenoPort, Inc. (Æ)(Ñ)	42,666	336
XOMA Corp. (Æ)(Ñ)	130,421	473
Young Innovations, Inc.	6,900	249

		142,608

Materials and Processing - 5.5%
Aceto Corp.	112,400	987
AK Steel Holding Corp. (Ñ)	456,134	2,427
AMCOL International Corp.	102,178	3,137
American Vanguard Corp.	17,620	412
Apogee Enterprises, Inc.	85,541	1,385
Armtec Infrastructure, Inc. (Æ)	403,680	1,292
Buckeye Technologies, Inc.	11,700	352
Builders FirstSource, Inc. (Æ)(Ñ)	119,056	429
Cabot Corp.	55,681	2,172
Carpenter Technology Corp.	24,400	1,168
Chemtura Corp. (Æ)	177,360	2,398
Clarcor, Inc.	62,597	3,027
Clearwater Paper Corp. (Æ)	7,210	254
Comfort Systems USA, Inc.	13,551	133
Culp, Inc.	2,200	22
Cytec Industries, Inc.	16,234	999
Eagle Materials, Inc.	9,820	341
FutureFuel Corp.	1,500	15

36	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Gibraltar Industries, Inc. (Æ)	17,400	166
Globe Specialty Metals, Inc.	266,750	3,342
Headwaters, Inc. (Æ)	100,111	626
Hexcel Corp. (Æ)	83,107	1,936
IAMGOLD Corp.	90,186	1,005
Innospec, Inc. (Æ)	84,200	2,620
Interline Brands, Inc. (Æ)	107,100	2,718
Kaiser Aluminum Corp.	106,488	5,808
KapStone Paper and Packaging Corp. (Æ)	142,800	2,400
Kaydon Corp.	69,255	1,461
Koppers Holdings, Inc.	98,700	3,251
Kraton Performance Polymers, Inc. (Æ)	99,415	2,328
LB Foster Co. Class A	8,170	242
Minerals Technologies, Inc.	52,450	3,354
Mueller Water Products, Inc. Class A (Ñ)	575,542	2,037
Myers Industries, Inc.	28,875	475
NCI Building Systems, Inc. (Æ)	16,600	179
Neenah Paper, Inc.	23,200	623
Noranda Aluminum Holding Corp.	328,605	2,047
Nortek, Inc. (Æ)(Ñ)	10,255	523
Northwest Pipe Co. (Æ)	10,400	253
Olympic Steel, Inc.	10,175	159
OM Group, Inc. (Æ)	76,399	1,199
PH Glatfelter Co.	24,600	391
PolyOne Corp.	212,740	3,134
RBC Bearings, Inc. (Æ)	19,396	908
Rentech, Inc. (Æ)	503,107	1,001
RTI International Metals, Inc. (Æ)	49,752	1,117
Schnitzer Steel Industries, Inc. Class A	6,785	195
Scotts Miracle-Gro Co. (The) Class A	8,500	339
Sensient Technologies Corp.	70,895	2,513
Titanium Metals Corp.	161,850	1,887
TPC Group, Inc. (Æ)	45,890	1,767
Tredegar Corp.	5,451	81
UFP Technologies, Inc. (Æ)	70,256	1,150
Uranium Energy Corp. (Æ)(Ñ)	1,194,578	2,389

		76,574

Producer Durables - 15.7%
ABM Industries, Inc.	15,300	285
ACCO Brands Corp. (Æ)(Ñ)	30,000	254
Actuant Corp. Class A	27,035	769
Advisory Board Co. (The) (Æ)	156,687	7,049
Aegion Corp. Class A (Æ)	61,514	1,070
Aircastle, Ltd.	84,500	1,000
Alamo Group, Inc.	2,500	72
Alaska Air Group, Inc. (Æ)	38,300	1,335
Albany International Corp. Class A	11,900	213
AM Castle & Co. (Æ)(Ñ)	158,348	1,154
American Railcar Industries, Inc. (Æ)	20,819	634
AO Smith Corp.	7,497	371
Argan, Inc.	57,258	905
Arkansas Best Corp.	80,700	1,105
Ascent Capital Group, Inc. Class A (Æ)	3,600	179
Astec Industries, Inc. (Æ)	78,718	2,299
B/E Aerospace, Inc. (Æ)	35,743	1,402
Barnes Group, Inc.	122,700	2,928

	Principal Amount ($) or Shares	Market Value $
Blount International, Inc. (Æ)	51,841	737
Brady Corp. Class A	77,360	2,052
Briggs & Stratton Corp. (Ñ)	103,424	1,804
Brink’s Co. (The)	134,750	3,126
Bristow Group, Inc. (Ñ)	195,485	8,947
CDI Corp.	56,699	916
Celadon Group, Inc.	31,330	468
Chart Industries, Inc. (Æ)	97,996	6,356
Chicago Bridge & Iron Co. NV	98,068	3,505
CIRCOR International, Inc.	76,895	2,368
Columbus McKinnon Corp. (Æ)	42,725	629
Convergys Corp.	69,800	1,029
Con-way, Inc.	80,800	2,878
CRA International, Inc. (Æ)	1,499	23
Crane Co.	28,600	1,115
Dice Holdings, Inc. (Æ)	383,737	2,893
DXP Enterprises, Inc. (Æ)	33,770	1,493
Dycom Industries, Inc. (Æ)	196,148	3,417
Electro Rent Corp.	4,400	74
Electronics for Imaging, Inc. (Æ)	102,425	1,497
EMCOR Group, Inc.	72,300	1,904
EnerSys, Inc. (Æ)	45,900	1,568
EnPro Industries, Inc. (Æ)	50,800	1,751
Esterline Technologies Corp. (Æ)	16,518	970
ExlService Holdings, Inc. (Æ)	71,686	1,767
Exponent, Inc. (Æ)	13,200	682
Flow International Corp. (Æ)	64,200	205
Foster Wheeler AG (Æ)	50,341	908
Franklin Electric Co., Inc.	57,900	3,266
FreightCar America, Inc.	55,900	1,137
G&K Services, Inc. Class A (Ñ)	77,331	2,437
GATX Corp.	117,400	4,939
General Cable Corp. (Æ)	80,419	2,101
GrafTech International, Ltd. (Æ)	132,054	1,380
Granite Construction, Inc.	97,584	2,527
Greenbrier Cos., Inc. (Æ)	57,031	930
Gulfmark Offshore, Inc. Class A (Æ)	29,900	1,075
Hardinge, Inc. (Ñ)	5,200	47
Harsco Corp.	228,493	4,855
Hawaiian Holdings, Inc. (Æ)	166,900	1,063
Healthcare Services Group, Inc.	45,130	978
Heidrick & Struggles International, Inc.	74,575	998
Hub Group, Inc. Class A (Æ)	178,390	5,307
Huron Consulting Group, Inc. (Æ)	107,973	3,637
Kadant, Inc. (Æ)	8,800	182
KBR, Inc.	26,100	685
Kelly Services, Inc. Class A	88,440	1,049
Kennametal, Inc.	37,436	1,381
Kforce, Inc. (Æ)	11,800	184
Kimball International, Inc. Class B	3,900	36
Knight Transportation, Inc.	267,659	4,103
Knoll, Inc.	238,915	3,271
Layne Christensen Co. (Æ)	132,713	2,800
Lexmark International, Inc. Class A	68,100	1,191
Liquidity Services, Inc. (Æ)	27,915	1,276
Littelfuse, Inc.	13,585	729
LMI Aerospace, Inc. (Æ)	60,096	1,084

Russell U.S. Small Cap Equity Fund	37

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Mac-Gray Corp.	2,400	33
Manitex International, Inc. (Æ)	52,059	431
Marten Transport, Ltd. (Ñ)	25,700	461
Matson, Inc.	27,918	686
MAXIMUS, Inc.	74,200	3,747
McGrath RentCorp	45,426	1,209
Metabolix, Inc. (Æ)(Ñ)	23,498	43
Met-Pro Corp.	11,200	101
Miller Industries, Inc.	48,006	788
Modine Manufacturing Co. (Æ)	4,109	28
Monster Worldwide, Inc. (Æ)	91,652	665
Moog, Inc. Class A (Æ)	2,200	80
NACCO Industries, Inc. Class A	2,979	298
Navigant Consulting, Inc. (Æ)	165,062	1,920
Net 1 UEPS Technologies, Inc. (Æ)	31,800	263
Old Dominion Freight Line, Inc. (Æ)	102,779	4,358
On Assignment, Inc. (Æ)	37,056	578
Orbital Sciences Corp. (Æ)	27,254	357
Overhill Farms, Inc. (Æ)	160,904	620
Pacer International, Inc. (Æ)	22,400	94
PHH Corp. (Æ)(Ñ)	102,500	1,662
Powell Industries, Inc. (Æ)	3,000	103
Primoris Services Corp.	259,253	3,202
Quad/Graphics, Inc. (Ñ)	24,461	376
Quality Distribution, Inc. (Æ)(Ñ)	32,989	333
Quanta Services, Inc. (Æ)	70,991	1,632
Resources Connection, Inc.	296,019	3,342
Roadrunner Transportation Systems, Inc. (Æ)	20,673	361
Robbins & Myers, Inc.	9,108	418
RPX Corp. Class A (Æ)	18,400	231
Ryder System, Inc.	107,994	4,259
Saia, Inc. (Æ)	106,911	2,416
ServiceSource International, Inc. (Æ)(Ñ)	192,815	2,175
Shaw Group, Inc. (The) (Æ)	13,700	534
Southwest Airlines Co.	248,682	2,285
Steelcase, Inc. Class A	183,720	1,575
SunOpta, Inc. (Æ)	186,365	995
Sykes Enterprises, Inc. (Æ)	244,185	3,612
Team, Inc. (Æ)	82,834	2,579
Tetra Tech, Inc. (Æ)	29,050	747
Thermon Group Holdings, Inc. (Æ)(Ñ)	23,167	498
Tidewater, Inc.	41,535	2,017
Titan International, Inc. (Ñ)	43,545	900
Titan Machinery, Inc. (Æ)(Ñ)	17,289	492
Toro Co. (The)	124,100	4,666
Trinity Industries, Inc.	19,838	555
Triumph Group, Inc.	62,596	3,914
TrueBlue, Inc. (Æ)	42,073	640
Tsakos Energy Navigation, Ltd.	278,291	1,364
UniFirst Corp.	4,200	263
United Stationers, Inc.	181,720	4,581
URS Corp.	51,900	1,820
US Airways Group, Inc. (Æ)	129,800	1,488
US Ecology, Inc.	23,300	454
UTi Worldwide, Inc.	198,093	2,625
Vicor Corp.	1,300	9

	Principal Amount ($) or Shares	Market Value $
Wabtec Corp.	64,445	5,103
Wesco Aircraft Holdings, Inc. (Æ)(Ñ)	112,320	1,499
XPO Logistics, Inc. (Æ)(Ñ)	25,871	329
Zebra Technologies Corp. Class A (Æ)	84,950	2,934

		218,502

Technology - 15.6%
Acacia Research Corp. (Æ)	111,460	3,155
Acme Packet, Inc. (Æ)(Ñ)	63,915	1,013
Actuate Corp. (Æ)	39,732	257
ADTRAN, Inc. (Ñ)	97,225	2,098
Akamai Technologies, Inc. (Æ)	31,011	1,091
Allot Communications, Ltd. (Æ)(Ñ)	66,440	1,633
ANADIGICS, Inc. (Æ)	54,163	69
Anixter International, Inc.	28,025	1,595
Ansys, Inc. (Æ)	13,717	822
Arris Group, Inc. (Æ)	129,000	1,637
Audience, Inc. (Æ)(Ñ)	21,876	395
AuthenTec, Inc. (Æ)(Ñ)	83,101	698
Aviat Networks, Inc. (Æ)	408,293	923
Axcelis Technologies, Inc. (Æ)	193,100	164
Bankrate, Inc. (Æ)(Ñ)	97,660	1,558
Bel Fuse, Inc. Class B	10,976	198
Blucora, Inc. (Æ)	33,838	516
Brooks Automation, Inc.	267,590	2,478
Cadence Design Systems, Inc. (Æ)	70,377	860
Calix, Inc. (Æ)(Ñ)	138,600	639
Callidus Software, Inc. (Æ)(Ñ)	268,735	1,244
Cavium, Inc. (Æ)	29,050	785
Ciena Corp. (Æ)(Ñ)	135,789	2,177
Cognex Corp.	20,095	679
Cohu, Inc.	205,595	1,768
Comtech Telecommunications Corp.	54,204	1,481
Concur Technologies, Inc. (Æ)	40,202	2,715
Cornerstone OnDemand, Inc. (Æ)(Ñ)	68,380	1,626
Cray, Inc. (Æ)	59,024	734
Cree, Inc. (Æ)(Ñ)	52,818	1,265
CSG Systems International, Inc. (Æ)	43,599	769
Deltek, Inc. (Æ)	47,169	614
Demand Media, Inc. (Æ)(Ñ)	252,950	2,813
Diebold, Inc.	25,300	818
Digital River, Inc. (Æ)	38,738	689
Diodes, Inc. (Æ)	119,050	2,255
DSP Group, Inc. (Æ)	29,426	170
E2open, Inc. (Æ)	6,000	76
EarthLink, Inc.	664,800	4,554
Echelon Corp. (Æ)	39,900	128
Electro Scientific Industries, Inc.	186,165	2,310
Ellie Mae, Inc. (Æ)	81,446	1,670
Emcore Corp. (Æ)(Ñ)	8,743	44
Emulex Corp. (Æ)	246,025	1,592
Equinix, Inc. (Æ)	6,773	1,207
ExactTarget, Inc. (Æ)(Ñ)	214,515	4,891
Exar Corp. (Æ)(Ñ)	91,501	677
Fabrinet (Æ)	209,672	2,784
FormFactor, Inc. (Æ)	199,217	1,219
FSI International, Inc. (Æ)(Ñ)	255,432	925

38	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Glu Mobile, Inc. (Æ)(Ñ)	99,176	476
Guidance Software, Inc. (Æ)	49,237	485
Guidewire Software, Inc. (Æ)(Ñ)	83,469	2,142
Harmonic, Inc. (Æ)	21,200	90
IAC/InterActiveCorp	25,200	1,326
Inphi Corp. (Æ)(Ñ)	289,520	3,185
Integrated Device Technology, Inc. (Æ)	300,559	1,515
Integrated Silicon Solution, Inc. (Æ)	10,800	105
Internap Network Services Corp. (Æ)	81,466	525
International Rectifier Corp. (Æ)	88,038	1,500
Intersil Corp. Class A	593,600	5,467
Intevac, Inc. (Æ)	21,388	126
InvenSense, Inc. Class A (Æ)(Ñ)	180,870	2,333
IPG Photonics Corp. (Æ)(Ñ)	22,501	1,166
Jive Software, Inc. (Æ)(Ñ)	69,369	1,389
Kenexa Corp. (Æ)	166,804	3,972
Kulicke & Soffa Industries, Inc. (Æ)	110,400	1,222
LivePerson, Inc. (Æ)	420,173	7,857
LTX-Credence Corp. (Æ)	75,800	444
Manhattan Associates, Inc. (Æ)	21,900	1,023
Mattson Technology, Inc. (Æ)(Ñ)	144,200	127
Mentor Graphics Corp. (Æ)	305,800	4,673
Mercury Computer Systems, Inc. (Æ)	146,143	1,705
Methode Electronics, Inc. (Ñ)	258,382	2,274
Micrel, Inc.	455,090	4,251
MICROS Systems, Inc. (Æ)	75,530	3,606
Mindspeed Technologies, Inc. (Æ)	109,623	259
MKS Instruments, Inc.	46,141	1,218
Monolithic Power Systems, Inc. (Æ)	18,558	360
Monotype Imaging Holdings, Inc.	262,612	3,855
MoSys, Inc. (Æ)	3,200	10
Neonode, Inc. (Æ)(Ñ)	71,561	361
NetSuite, Inc. (Æ)	62,313	3,448
NeuStar, Inc. Class A (Æ)	8,000	283
Newport Corp. (Æ)	153,641	1,728
Oclaro, Inc. (Æ)(Ñ)	279,455	782
Parkervision, Inc. (Æ)(Ñ)	143,080	359
PDF Solutions, Inc. (Æ)	51,121	476
Perficient, Inc. (Æ)	380,169	5,052
Pericom Semiconductor Corp. (Æ)	24,719	199
Plantronics, Inc.	48,000	1,575
Plexus Corp. (Æ)	138,300	3,972
Polycom, Inc. (Æ)	133,935	1,171
Procera Networks, Inc. (Æ)(Ñ)	40,785	1,039
Progress Software Corp. (Æ)	256,347	4,983
QLIK Technologies, Inc. (Æ)	18,590	372
Radisys Corp. (Æ)	20,326	69
RealNetworks, Inc.	15,552	121
Responsys, Inc. (Æ)	393,742	4,390
RF Micro Devices, Inc. (Æ)	219,821	853
Riverbed Technology, Inc. (Æ)	47,620	840
Rudolph Technologies, Inc. (Æ)	57,000	570
Sanmina-SCI Corp. (Æ)	157,150	1,342
SciQuest, Inc. (Æ)	31,700	540
Seachange International, Inc. (Æ)	75,658	573
Sigma Designs, Inc. (Æ)	56,343	383
Silicon Image, Inc. (Æ)	198,800	779

	Principal Amount ($) or Shares	Market Value $
Smith Micro Software, Inc. (Æ)	5,654	10
SolarWinds, Inc. (Æ)	84,280	4,500
Sonus Networks, Inc. (Æ)	627,740	1,042
Sourcefire, Inc. (Æ)	28,692	1,465
Spansion, Inc. Class A (Æ)	126,190	1,293
Splunk, Inc. (Æ)(Ñ)	62,333	1,833
SPS Commerce, Inc. (Å)(Æ)	139,731	4,520
Supertex, Inc. (Æ)	3,324	56
Synchronoss Technologies, Inc. (Æ)	172,440	3,297
Syntel, Inc.	27,066	1,573
Tangoe, Inc. (Æ)(Ñ)	460,643	8,840
Tech Data Corp. (Æ)	21,500	1,077
Tellabs, Inc.	519,290	1,708
Tessera Technologies, Inc.	315,373	4,557
TNS, Inc. (Æ)	12,700	215
TriQuint Semiconductor, Inc. (Æ)	217,405	1,226
Ultimate Software Group, Inc. (Æ)	37,496	3,355
Ultratech, Inc. (Æ)	25,262	804
Unisys Corp. (Æ)	144,600	2,810
United Online, Inc.	126,779	538
Universal Display Corp. (Æ)(Ñ)	14,386	457
Unwired Planet, Inc. (Æ)	24,100	47
Velti PLC (Æ)(Ñ)	618,163	3,369
Vishay Intertechnology, Inc. (Æ)	137,092	1,353
Vocera Communications, Inc. (Æ)(Ñ)	67,567	1,814
Vocus, Inc. (Æ)	120,550	2,086
Web.com Group, Inc. (Æ)	48,414	750
Xyratex, Ltd.	32,500	384

		216,403

Utilities - 3.7%
8x8, Inc. (Æ)(Ñ)	128,946	705
Alaska Communications Systems Group, Inc. (Ñ)	37,587	79
American States Water Co.	5,700	232
Artesian Resources Corp. Class A	1,600	35
Avista Corp.	87,000	2,408
Black Hills Corp.	124,408	3,962
Boingo Wireless, Inc. (Æ)(Ñ)	44,282	380
Cbeyond, Inc. (Æ)	97,000	692
Chesapeake Utilities Corp.	6,300	288
Cincinnati Bell, Inc. (Æ)(Ñ)	154,669	596
Cleco Corp.	120,200	5,260
Connecticut Water Service, Inc.	6,600	200
El Paso Electric Co.	114,950	3,891
Fairpoint Communications, Inc. (Æ)(Ñ)	20,600	126
Great Plains Energy, Inc.	70,200	1,557
inContact, Inc. (Æ)	94,730	487
j2 Global, Inc. (Ñ)	154,600	4,627
Laclede Group, Inc. (The)	2,760	115
Neutral Tandem, Inc. (Æ)	50,490	690
NorthWestern Corp.	135,494	5,004
NV Energy, Inc.	98,700	1,805
OGE Energy Corp.	31,574	1,677
PNM Resources, Inc.	223,500	4,649
Portland General Electric Co.	147,898	4,027
Premiere Global Services, Inc. (Å)(Æ)	531,245	4,866

Russell U.S. Small Cap Equity Fund	39

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Southwest Gas Corp.	65,900		2,943
Unitil Corp.	6,850		182

			51,483

Total Common Stocks (cost $1,261,214)			1,322,274

Short-Term Investments - 4.4%
Russell U.S. Cash Management Fund	61,380,155	(¥)	61,380

Total Short-Term Investments (cost $61,380)			61,380

Other Securities - 8.4%
Russell Investment Company Liquidating Trust (×)	3,561,899	(¥)	3,637
Russell U.S. Cash Collateral Fund (×)	113,340,302	(¥)	113,340

Total Other Securities (cost $116,902)			116,977

Total Investments - 108.1% (identified cost $1,439,496)			1,500,631

Other Assets and Liabilities, Net - (8.1%)			(112,254)

Net Assets - 100.0%			1,388,377

See accompanying notes which are an integral part of this quarterly report.

40	Russell U.S. Small Cap Equity Fund

Russell Investment Company

Russell U.S. Small Cap Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	693	USD	65,045	09/12	15

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					15

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$203,019	$—	$—	$203,019
Consumer Staples	44,997	—	—	44,997
Energy	53,991	—	48	54,039
Financial Services	314,649	—	—	314,649
Health Care	142,608	—	—	142,608
Materials and Processing	76,574	—	—	76,574
Producer Durables	218,502	—	—	218,502
Technology	216,403	—	—	216,403
Utilities	51,483	—	—	51,483
Short-Term Investments	—	61,380	—	61,380
Other Securities	—	116,977	—	116,977

Total Investments	1,322,226	178,357	48	1,500,631

Other Financial Instruments

Futures Contracts	15	—	—	15

Total Other Financial Instruments*	$15	$—	$—	$15

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were less than 1% of net assets.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell U.S. Small Cap Equity Fund	41

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.6%
Australia - 3.5%
Alumina, Ltd. (Ñ)	102,468	73
Amcor, Ltd. (Æ)	1,963,044	15,555
AMP, Ltd.	2,907,512	12,253
Ansell, Ltd. - GDR	85,474	1,192
ASX, Ltd. - ADR	8,500	279
Australia & New Zealand Banking Group, Ltd. - ADR	103,130	2,551
Bendigo and Adelaide Bank, Ltd.	50,610	436
BGP Holdings PLC (Æ)(Þ)(ö)	559,805	—
BHP Billiton, Ltd. - ADR (Ñ)	348,083	17,581
BlueScope Steel, Ltd. (Æ)	687,911	192
Boart Longyear, Ltd.	803,112	1,933
Caltex Australia, Ltd.	79,447	1,180
Campbell Brothers, Ltd.	41,166	2,029
CFS Retail Property Trust Group (ö)	112,154	233
Coca-Cola Amatil, Ltd.	432,861	6,337
Commonwealth Bank of Australia - ADR	53,899	3,259
Computershare, Ltd.	17,281	139
CSL, Ltd.	65,723	2,949
David Jones, Ltd. (Ñ)	185,519	476
Dexus Property Group (ö)	228,810	238
Downer EDI, Ltd. (Æ)	238,835	760
Echo Entertainment Group, Ltd.	33,191	146
Flight Centre, Ltd. (Ñ)	25,371	566
Fortescue Metals Group, Ltd. (Ñ)	627,110	2,722
Goodman Group (ö)	71,766	284
GPT Group (ö)	75,544	272
Iluka Resources, Ltd. (Ñ)	200,772	2,007
Incitec Pivot, Ltd.	483,884	1,581
Insurance Australia Group, Ltd.	999,148	3,958
Lend Lease Group	22,716	193
Macquarie Group, Ltd.	46,348	1,217
Mirvac Group Class REIT (ö)	152,662	220
Monadelphous Group, Ltd. (Ñ)	167,861	3,839
Mount Gibson Iron, Ltd.	580,571	583
National Australia Bank, Ltd. - ADR	230,196	6,043
Newcrest Mining, Ltd.	36,009	889
OZ Minerals, Ltd.	13,251	105
Pacific Brands, Ltd.	72,762	40
Primary Health Care, Ltd.	188,028	597
QBE Insurance Group, Ltd.	1,446,736	21,346
Rio Tinto, Ltd. - ADR (Ñ)	23,619	1,320
Sims Metal Management, Ltd.	77,823	679
Sonic Healthcare, Ltd.	134,969	1,794
Stockland (ö)	98,046	345
Sydney Airport	35,067	116
TABCORP Holdings, Ltd.	763,131	2,606
Tatts Group, Ltd.	185,660	566
Telstra Corp., Ltd.	856,476	3,600
Wesfarmers, Ltd.	181,720	6,224
Westfield Group (ö)	106,482	1,119
Westfield Retail Trust (ö)	126,283	405
Westpac Banking Corp.	343,800	8,382
Woolworths, Ltd.	45,595	1,369

		144,778

	Principal Amount ($) or Shares	Market Value $
Belgium - 0.9%
Ageas (Æ)	255,564	—
Anheuser-Busch InBev NV	230,331	18,186
Belgacom SA	433,398	12,484
KBC Groep NV	137,690	2,887
Umicore SA	41,243	1,829

		35,386

Bermuda - 1.1%
African Minerals, Ltd. (Æ)(Ñ)	471,950	2,166
Catlin Group, Ltd.	81,790	556
Cheung Kong Infrastructure Holdings, Ltd.	17,000	104
Credicorp, Ltd.	103,650	12,017
First Pacific Co., Ltd.	100,000	112
Hongkong Land Holdings, Ltd.	90,000	540
Jardine Matheson Holdings, Ltd.	164,200	8,596
Jardine Strategic Holdings, Ltd.	7,000	220
Li & Fung, Ltd.	4,164,000	8,226
Nine Dragons Paper Holdings, Ltd. (Ñ)	3,112,192	1,465
NWS Holdings, Ltd.	61,500	94
PartnerRe, Ltd. - ADR	79,500	5,759
RenaissanceRe Holdings, Ltd.	73,000	5,401
Yue Yuen Industrial Holdings, Ltd.	104,000	315

		45,571

Brazil - 1.0%
BM&FBovespa SA	866,600	4,863
BR Malls Participacoes SA	549,410	6,413
CETIP SA - Mercados Organizados	264,060	3,347
Cia Hering	160,690	3,173
Cielo SA	81,500	2,376
Gerdau SA - ADR	247,640	2,254
Itau Unibanco Holding SA - ADR	387,309	6,123
Odontoprev SA	342,780	1,664
OGX Petroleo e Gas Participacoes SA (Æ)	503,230	1,387
Qualicorp SA (Æ)	108,848	969
Redecard SA	80,400	1,297
Tim Participacoes SA - ADR (Ñ)	337,290	7,134
Vale SA Class B - ADR	91,630	1,654

		42,654

Canada - 4.2%
Agrium, Inc. (Ñ)	22,700	2,159
ARC Resources, Ltd. (Ñ)	11,700	292
B2Gold Corp. (Æ)	788,631	2,532
Bank of Nova Scotia	12,600	658
Barrick Gold Corp.	336,600	11,069
Baytex Energy Corp. (Ñ)	5,600	232
BCE, Inc. (Ñ)	35,400	1,507
Brookfield Asset Management, Inc. Class A (Ñ)	321,400	10,870
Brookfield Office Properties, Inc.	10,500	180
Canadian Imperial Bank of Commerce (Ñ)	29,600	2,165
Canadian National Railway Co. (Æ)(Þ)	167,840	14,783
Canadian National Railway Co. (Ñ)	47,100	4,155
Catamaran Corp. (Æ)	70,639	5,970

42	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cenovus Energy, Inc.	66,000	2,017
Crescent Point Energy Corp. (Ñ)	15,300	608
Crew Energy, Inc. (Æ)	284,536	1,963
Dollarama, Inc.	35,220	2,195
Eldorado Gold Corp.	32,600	353
Enbridge, Inc. (Ñ)	64,800	2,651
Finning International, Inc.	193,064	4,436
Franco-Nevada Corp. Class T	6,900	337
Goldcorp, Inc.	39,500	1,426
Great-West Lifeco, Inc.	12,900	279
Imax Corp. (Æ)(Ñ)	103,790	2,300
Imperial Oil, Ltd.	62,300	2,669
Inmet Mining Corp.	29,900	1,189
Intact Financial Corp.	123,375	7,935
Kinross Gold Corp.	506,500	4,209
Magna International, Inc. Class A (Ñ)	222,700	8,917
Manulife Financial Corp.	99,000	1,063
MEG Energy Corp. Class A (Æ)	7,800	317
Methanex Corp.	27,600	758
National Bank of Canada (Ñ)	24,200	1,802
New Gold, Inc. (Æ)	261,380	2,661
Nexen, Inc. (Ñ)	410,300	10,423
Pacific Rubiales Energy Corp. (Ñ)	15,200	344
Penn West Petroleum, Ltd.	18,900	258
Power Corp. of Canada (Ñ)	16,300	374
Research In Motion, Ltd. (Æ)(Ñ)	23,600	169
RioCan Real Estate Investment Trust Class Trust Unit (ö)	6,400	183
Rogers Communications, Inc. Class B	50,900	1,995
Royal Bank of Canada - GDR (Ñ)	109,800	5,625
Sherritt International Corp.	267,500	1,190
Silver Wheaton Corp.	13,800	380
Sino-Forest Corp. (Æ)(Ñ)	383,000	4
Sun Life Financial, Inc.	85,100	1,848
Suncor Energy, Inc.	629,988	19,253
TELUS Corp. Class A	44,360	2,721
TMX Group, Inc.	19,500	962
Toronto-Dominion Bank (The) (Ñ)	189,400	14,905
TransCanada Corp. (Ñ)	34,000	1,548
Trilogy Energy Corp.	126,794	3,071
Valeant Pharmaceuticals International, Inc. (Æ)	14,600	696
Viterra, Inc.	18,000	288
Yamana Gold, Inc.	36,800	546

		173,440

Cayman Islands - 1.2%
ASM Pacific Technology, Ltd. (Ñ)	648,300	8,335
Baidu, Inc. - ADR (Æ)	111,344	13,419
Chaoda Modern Agriculture Holdings, Ltd. (Å)(Æ)(Ñ)	12,120,000	703
Golden Eagle Retail Group, Ltd. (Ñ)	798,130	1,443
Hengan International Group Co., Ltd.	341,026	3,237
Herbalife, Ltd.	25,990	1,427
MGM China Holdings, Ltd. (Ñ)	265,600	369
NetEase, Inc. - ADR (Æ)	107,282	5,666

	Principal Amount ($) or Shares	Market Value $
New Oriental Education & Technology Group - ADR (Æ)(Ñ)	109,180	1,247
SA SA International Holdings, Ltd. (Ñ)	4,984,653	3,040
Sands China, Ltd.	1,086,706	3,216
Sany Heavy Equipment International Holdings Co., Ltd. (Ñ)	1,647,663	829
Want Want China Holdings, Ltd.	6,933,266	8,422
Wynn Macau, Ltd.	255,200	544

		51,897

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA - ADR	50,286	3,014

China - 0.3%
China Life Insurance Co., Ltd. Class H	910,703	2,519
China South Locomotive and Rolling Stock Corp. (Ñ)	3,974,808	2,927
Huaneng Power International, Inc. Class H	11,212,000	8,169
Industrial & Commercial Bank of China Class H	500,000	287

		13,902

Curacao - 0.0%
Hunter Douglas NV (Å)	3,689	134

Czech Republic - 0.1%
Komercni Banka AS	26,171	4,451

Denmark - 1.2%
AP Moeller - Maersk A/S Class B	288	1,998
Christian Hansen Holding A/S	177,166	5,065
Coloplast A/S Class B	26,139	4,957
Danske Bank A/S (Æ)	455,957	6,785
FLSmidth & Co. A/S	28,560	1,723
Novo Nordisk A/S Class B	182,317	28,170

		48,698

Finland - 0.4%
Metso OYJ	96,582	3,528
Nokia OYJ	593,152	1,423
Nokian Renkaat OYJ	120,250	4,807
Stora Enso OYJ Class R	1,280,953	7,329
Wartsila OYJ Abp Class B	6,997	211

		17,298

France - 8.4%
Air Liquide SA Class A	109,558	12,264
Alcatel-Lucent - ADR (Æ)(Ñ)	2,317,922	2,567
Arkema SA	122,128	8,995
AXA SA	103,482	1,267
BNP Paribas SA	367,088	13,627
Capital Gemini SA	435,250	15,937
Carrefour SA	640,258	11,490
Casino Guichard Perrachon SA (Æ)	17,258	1,450
Christian Dior SA	8,176	1,132

Russell International Developed Markets Fund	43

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Cie de St.-Gobain	395,873	11,963
Cie Generale de Geophysique - Veritas (Æ)	52,833	1,522
Cie Generale des Etablissements Michelin Class B	29,370	2,003
Credit Agricole SA (Æ)	652,993	2,805
Danone SA	194,453	11,838
Dassault Systemes SA	122,523	12,120
France Telecom SA - ADR	1,620,411	21,712
GDF Suez (Æ)	55,671	—
Hermes International	3,566	973
Ingenico	49,780	2,667
Lagardere SCA	217,506	5,882
Legrand SA - ADR	218,728	7,030
LVMH Moet Hennessy Louis Vuitton SA - ADR	81,906	12,350
Metropole Television SA	82,332	1,144
Natixis	895,944	2,243
Pernod-Ricard SA	111,523	12,008
PPR	14,637	2,197
Remy Cointreau SA	45,282	5,349
Rexel SA Class H	40,796	683
Safran SA	54,856	1,863
Sanofi - ADR	620,426	50,741
Schneider Electric SA	353,959	20,047
Societe BIC SA	66,114	6,711
Societe Generale SA (Æ)	252,303	5,591
Technip SA	120,389	12,691
Thales SA	17,892	561
Total SA	836,904	38,723
Unibail-Rodamco SE (ö)	4,453	857
Valeo SA	56,083	2,412
Vallourec SA	141,756	5,888
Vinci SA	243,929	10,370
Vivendi SA - ADR	145,170	2,761
Zodiac Aerospace	54,238	5,305

		349,739

Germany - 6.5%
Adidas AG	88,690	6,669
Allianz SE	27,804	2,774
BASF SE	90,549	6,627
Bayer AG	370,377	28,213
Bayerische Motoren Werke AG	205,390	15,357
Beiersdorf AG (Æ)	161,594	10,721
Bilfinger Berger SE	25,690	2,112
Brenntag AG	44,590	4,895
Daimler AG	115,851	5,803
Deutsche Bank AG	203,890	6,240
Deutsche Boerse AG	220,385	10,973
Deutsche Post AG	332,190	5,984
Deutsche Telekom AG	1,453,290	16,410
E.ON AG	538,119	11,487
Fresenius SE & Co. KGaA	102,903	10,990
Hannover Rueckversicherung AG	37,031	2,222
HeidelbergCement AG	5,823	271
Henkel AG & Co. KGaA	103,305	6,115
Hugo Boss AG	44,056	4,447

	Principal Amount ($) or Shares	Market Value $
Infineon Technologies AG - ADR	400,014	2,918
Linde AG	110,628	16,477
MAN SE	4,669	438
Merck KGaA	118,957	11,984
RWE AG	488,079	19,217
SAP AG - ADR	414,967	26,478
Siemens AG	274,300	23,321
Software AG	35,495	1,160
Volkswagen AG	78,310	12,507

		272,810

Hong Kong - 1.2%
AIA Group, Ltd.	5,456,600	19,174
Cathay Pacific Airways, Ltd.	218,000	361
Cheung Kong Holdings, Ltd.	130,000	1,712
China Mobile, Ltd.	894,000	10,485
China Unicom Hong Kong, Ltd.	3,594,000	5,302
CLP Holdings, Ltd.	89,000	769
CNOOC, Ltd.	1,030,000	2,088
Hang Lung Group, Ltd.	37,462	243
Hang Seng Bank, Ltd.	43,100	600
HKT Trust / HKT, Ltd. (Ñ)	694	1
Hong Kong & China Gas Co., Ltd.	396,880	919
Hong Kong Exchanges and Clearing, Ltd. (Ñ)	47,254	635
Hopewell Holdings, Ltd.	132,500	386
Hutchison Whampoa, Ltd.	177,000	1,595
Hysan Development Co., Ltd.	125,000	529
Link REIT (The) (ö)	95,500	419
New World Development Co., Ltd.	175,000	224
PCCW, Ltd.	177,000	70
SJM Holdings, Ltd.	458,000	820
Sun Hung Kai Properties, Ltd.	40,333	504
Swire Pacific, Ltd. Class A	29,821	358
Television Broadcasts, Ltd.	65,334	468
Wheelock & Co., Ltd.	157,068	617
Wing Hang Bank, Ltd.	8,000	73

		48,352

India - 0.3%
ICICI Bank, Ltd.	507,638	8,775
Infosys, Ltd.	37,859	1,516
Tata Motors, Ltd. - ADR (Ñ)	152,520	3,081

		13,372

Indonesia - 0.2%
Bank Rakyat Indonesia	4,074,000	3,013
Gudang Garam Tbk PT	541,838	3,226
Telekomunikasi Indonesia Persero Tbk PT	2,790,500	2,683

		8,922

Ireland - 0.6%
Accenture PLC Class A	46,890	2,828
Covidien PLC	154,780	8,649
DCC PLC	240,000	5,962
Elan Corp. PLC - ADR (Æ)	234,730	2,711

44	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Jazz Pharmaceuticals PLC (Æ)	102,360	4,920

		25,070

Israel - 1.2%
Check Point Software Technologies, Ltd. (Æ)(Ñ)	363,902	17,675
Teva Pharmaceutical Industries, Ltd. - ADR	820,870	33,565

		51,240

Italy - 2.0%
Assicurazioni Generali SpA	65,257	821
Azimut Holding SpA	330,715	3,166
Enel SpA	3,163,459	9,054
ENI SpA - ADR	1,563,184	32,389
Intesa Sanpaolo SpA	8,089,201	10,281
Pirelli & C. SpA - ADR	168,370	1,707
Saipem SpA - ADR	104,587	4,832
Salvatore Ferragamo Italia SpA	158,116	3,076
Telecom Italia SpA	21,263,882	16,415
UniCredit SpA (Æ)	250,234	852

		82,593

Japan - 14.9%
Aeon Co., Ltd. (Ñ)	111,500	1,347
Ajinomoto Co., Inc.	150,000	2,131
Anritsu Corp. (Ñ)	450,399	5,621
Asahi Kasei Corp.	280,000	1,498
Astellas Pharma, Inc.	516,312	24,651
Brother Industries, Ltd.	72,300	676
Canon, Inc.	1,039,913	35,274
Casio Computer Co., Ltd. (Ñ)	75,000	498
Central Japan Railway Co.	323	2,679
Chiyoda Corp.	185,000	2,432
Chubu Electric Power Co., Inc.	76,000	814
Cosmo Oil Co., Ltd.	205,000	451
Dai Nippon Printing Co., Ltd. (Ñ)	959,200	7,354
Daicel Chemical Industries, Ltd.	228,000	1,377
Dai-ichi Life Insurance Co., Ltd. (The)	5,300	5,644
Daito Trust Construction Co., Ltd.	46,400	4,484
Daiwa House Industry Co., Ltd.	20,000	286
Dena Co., Ltd. (Ñ)	29,100	634
Denso Corp.	356,600	11,498
FANUC Corp.	122,684	19,174
Fuji Heavy Industries, Ltd.	223,000	1,676
Fuji Media Holdings, Inc.	294	503
FUJIFILM Holdings Corp.	495,100	8,936
Fukuoka Financial Group, Inc.	152,000	558
Hachijuni Bank, Ltd. (The)	754,000	4,025
Hino Motors, Ltd.	125,000	874
Hitachi High-Technologies Corp.	34,300	864
Honda Motor Co., Ltd.	425,488	13,893
Hoya Corp.	621,200	13,883
IHI Corp.	313,000	673
Inpex Corp.	1,788	10,047
Isuzu Motors, Ltd.	882,000	4,550
ITOCHU Corp.	171,800	1,797

	Principal Amount ($) or Shares	Market Value $
Japan Real Estate Investment Corp. Class A (ö)	18	171
Japan Retail Fund Investment Corp. Class A (ö)	66	111
Japan Tobacco, Inc.	483,300	15,243
JGC Corp.	88,000	2,719
JTEKT Corp.	116,200	1,032
Kajima Corp.	211,000	608
Kao Corp.	766,300	20,804
KDDI Corp.	2,215	15,338
Keisei Electric Railway Co., Ltd.	59,000	535
Kinden Corp.	25,000	169
Kobe Steel, Ltd.	437,000	414
Koito Manufacturing Co., Ltd.	70,000	894
Komatsu, Ltd.	135,159	3,041
Konami Corp. (Ñ)	46,700	1,005
Konica Minolta Holdings, Inc.	206,500	1,475
Kubota Corp.	291,000	2,782
Kuraray Co., Ltd.	141,400	1,669
Lawson, Inc.	144,700	10,409
M3, Inc. (Ñ)	815	4,256
Mabuchi Motor Co., Ltd.	305,600	11,950
Makita Corp.	181,900	6,161
Marubeni Corp.	164,000	1,108
Miraca Holdings, Inc.	25,300	1,082
Mitsubishi Corp.	32,400	649
Mitsubishi Estate Co., Ltd.	45,000	816
Mitsubishi Heavy Industries, Ltd.	226,000	920
Mitsubishi UFJ Financial Group, Inc.	2,475,300	12,072
Mitsubishi UFJ Lease & Finance Co., Ltd.	36,300	1,464
Mitsui & Co., Ltd.	59,400	887
Mitsui Chemicals, Inc.	302,000	684
Mitsui Fudosan Co., Ltd.	40,000	781
Mizuho Financial Group, Inc.	1,228,300	2,028
MS&AD Insurance Group Holdings	771,900	12,617
Nabtesco Corp. (Ñ)	126,694	2,797
Namco Bandai Holdings, Inc.	76,700	1,106
NHK Spring Co., Ltd.	127,000	1,348
Nikon Corp.	343,000	9,589
Nintendo Co., Ltd.	95,200	10,662
Nippon Building Fund, Inc. Class A (ö)	20	195
Nippon Electric Glass Co., Ltd.	96,000	511
Nippon Telegraph & Telephone Corp.	21,200	986
Nissan Motor Co., Ltd.	144,800	1,379
Nitto Denko Corp.	33,000	1,434
Nomura Holdings, Inc.	309,900	1,103
NSK, Ltd.	67,000	410
NTT DOCOMO, Inc.	7,475	12,563
Obayashi Corp.	200,000	914
ORIX Corp.	133,530	12,768
Osaka Gas Co., Ltd.	366,000	1,504
Resona Holdings, Inc.	462,900	1,902
Rohm Co., Ltd.	87,900	3,180
Sankyo Co., Ltd.	156,000	7,768
Secom Co., Ltd.	193,600	9,020
Sega Sammy Holdings, Inc.	304,100	6,520
Seiko Epson Corp. (Ñ)	79,100	637

Russell International Developed Markets Fund	45

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Seino Holdings Co., Ltd.	60,000	408
Sekisui Chemical Co., Ltd.	167,000	1,428
Sekisui House, Ltd. (Ñ)	21,000	202
Seven & I Holdings Co., Ltd.	1,211,800	38,545
Shin-Etsu Chemical Co., Ltd.	653,425	33,288
Shinsei Bank, Ltd.	1,244,000	1,417
Shiseido Co., Ltd.	560,700	8,067
Showa Denko KK	289,000	525
Softbank Corp.	292,700	11,258
Sony Corp.	27,400	338
Sugi Holdings Co., Ltd. - GDR	74,351	2,481
Sumitomo Corp.	184,900	2,618
Sumitomo Heavy Industries, Ltd.	250,000	1,014
Sumitomo Metal Industries, Ltd.	134,000	199
Sumitomo Mitsui Financial Group, Inc.	373,400	11,891
Sumitomo Mitsui Trust Holdings, Inc.	1,660,000	4,802
Sumitomo Realty & Development Co., Ltd.	16,000	404
Suzuki Motor Corp.	84,500	1,559
Tadano, Ltd.	357,221	2,451
Taisei Corp.	401,000	1,109
Takeda Pharmaceutical Co., Ltd.	375,500	17,303
THK Co., Ltd.	531,400	9,502
Tohoku Electric Power Co., Inc.	17,800	115
Tokio Marine Holdings, Inc.	576,400	13,369
Tokyo Electric Power Co., Inc. (Æ)	63,300	106
Tokyo Electron, Ltd.	160,300	7,541
Tokyo Gas Co., Ltd.	220,000	1,138
Tokyu Land Corp.	22,000	112
Toray Industries, Inc.	335,000	2,114
Toyota Motor Corp.	636,900	24,620
Trend Micro, Inc.	77,400	2,314
Ube Industries, Ltd.	486,000	1,070
USS Co., Ltd.	18,840	2,038
West Japan Railway Co.	33,900	1,467
Yamaha Motor Co., Ltd.	60,700	518

		622,323

Jersey - 1.0%
Delphi Automotive PLC (Æ)	556,890	15,810
Glencore International PLC (Ñ)	1,613,938	8,101
Petrofac, Ltd.	104,995	2,455
Wolseley PLC	159,934	5,775
WPP PLC	887,839	11,247

		43,388

Luxembourg - 0.2%
APERAM (Ñ)	54,396	747
Millicom International Cellular SA	28,617	2,592
Subsea 7 SA	136,353	2,866

		6,205

Malaysia - 0.1%
Axiata Group BHD	1,478,800	2,769

Mauritius - 0.0%
Golden Agri-Resources, Ltd.	1,104,000	656

	Principal Amount ($) or Shares	Market Value $
Mexico - 0.1%
Grupo Financiero Banorte SAB de CV Class O (Ñ)	406,000	2,174
Grupo Televisa SAB - ADR	137,150	3,126

		5,300

Netherlands - 5.0%
Aegon NV	1,980,670	9,034
Akzo Nobel NV	544,056	29,390
ASML Holding NV Class G	38,587	2,242
European Aeronautic Defence and Space Co. NV	287,534	10,352
Heineken NV	302,995	16,424
ING Groep NV (Æ)	3,383,962	22,405
Koninklijke Ahold NV	2,305,438	28,068
Koninklijke DSM NV (Æ)	55,025	2,710
Koninklijke Philips Electronics NV	784,736	17,264
Koninklijke Vopak NV	142,011	9,006
Randstad Holding NV (Æ)	287,190	8,717
Reed Elsevier NV(AE)(Ñ)	1,689,889	19,848
Unilever NV (Ñ)	662,589	23,035
Wolters Kluwer NV	506,217	8,418

		206,913

New Zealand - 0.1%
Telecom Corp. of New Zealand, Ltd.	1,828,170	3,938

		3,938

Norway - 0.4%
Det Norske Oljeselskap ASA (Æ)	116,143	1,599
Statoil ASA Class N	367,181	8,766
TE Connectivity, Ltd.	293,262	4,973

		15,338

Panama - 0.1%
Copa Holdings SA Class A	33,800	2,620

Philippines - 0.1%
Metropolitan Bank & Trust - ADR	1,407,200	3,374

Portugal - 0.1%
Jeronimo Martins SGPS SA	294,776	4,624

Russia - 0.6%
Gazprom OAO - ADR (Æ)	1,285,112	11,894
Magnit OJSC - GDR	78,690	2,549
NovaTek OAO - GDR	20,383	2,305
Sberbank of Russia - ADR	805,565	8,968

		25,716

Singapore - 1.0%
Ascendas Real Estate Investment Trust (ö)	77,000	140
Avago Technologies, Ltd.	58,300	2,157
CapitaLand, Ltd.	413,000	996
CapitaMall Trust Class A (ö)	112,000	176
DBS Group Holdings, Ltd.	473,000	5,603

46	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fraser and Neave, Ltd.	141,000	927
Global Logistic Properties, Ltd.	101,000	183
Jardine Cycle & Carriage, Ltd.	9,800	368
Keppel Land, Ltd.	175,000	484
Oversea-Chinese Banking Corp., Ltd.	358,100	2,748
SembCorp Industries, Ltd.	47,000	200
Singapore Exchange, Ltd.	34,000	183
Singapore Press Holdings, Ltd. (Ñ)	129,000	426
Singapore Technologies Engineering, Ltd.	81,000	215
Singapore Telecommunications, Ltd.	5,348,810	15,388
StarHub, Ltd.	39,000	120
United Overseas Bank, Ltd.	780,118	12,538
UOL Group, Ltd.	22,000	91

		42,943

South Africa - 0.6%
Aspen Pharmacare Holdings, Ltd. (Æ)	284,067	4,983
FirstRand, Ltd.	2,129,978	7,114
Gold Fields, Ltd. - ADR	568,415	7,359
Impala Platinum Holdings, Ltd. (Ñ)	151,718	2,383
MTN Group, Ltd.	179,098	3,224

		25,063

South Korea - 1.1%
Hyundai Motor Co.	8,542	1,791
KT Corp. - ADR	994,900	14,177
Samsung Electronics Co., Ltd.	24,516	28,384
Samsung Engineering Co., Ltd.	10,758	1,736

		46,088

Spain - 2.2%
Amadeus IT Holding SA Class A (Ñ)	547,846	11,853
Banco Bilbao Vizcaya Argentaria SA - ADR	237,066	1,553
Banco Popular Espanol SA (Ñ)	974,314	1,833
Banco Santander SA - ADR	2,264,756	13,793
Banco Santander SA (Æ)	34,143	208
Distribuidora Internacional de Alimentacion SA	206,433	1,021
Endesa SA - ADR	102,773	1,654
Iberdrola SA	4,105,510	14,902
Inditex SA	93,817	9,677
Indra Sistemas SA (Ñ)	1,670,068	14,822
Red Electrica Corp. SA	64,850	2,571
Tecnicas Reunidas SA (Æ)(Ñ)	61,066	2,583
Telefonica SA - ADR	1,234,365	14,014

		90,484

Sweden - 1.3%
Atlas Copco AB Class A	355,093	7,999
Elekta AB Class B	101,499	4,721
Hennes & Mauritz AB Class B	181,440	6,715
Lundin Petroleum AB (Æ)	89,203	1,895
Nordea Bank AB	223,930	2,094
Sandvik AB	283,315	3,947
Scania AB Class B	52,254	902
SKF AB Class B	79,861	1,655

	Principal Amount ($) or Shares	Market Value $
Svenska Cellulosa AB Class B	172,508	2,938
Swedbank AB Class A	238,833	4,165
Swedish Match AB	203,085	8,562
Tele2 AB Class B	108,401	1,796
Telefonaktiebolaget LM Ericsson Class B	816,800	7,615
TeliaSonera AB	87,129	577

		55,581

Switzerland - 7.1%
ABB, Ltd. (Æ)	834,790	14,604
ACE, Ltd.	126,755	9,317
Cie Financiere Richemont SA	70,422	4,000
Credit Suisse Group AG (Æ)	356,669	6,086
Dufry AG (Æ)	47,652	5,823
GAM Holding AG (Æ)	475,446	5,259
Geberit AG (Æ)	33,597	6,607
Givaudan SA (Æ)	3,341	3,253
Julius Baer Group, Ltd. (Æ)	296,573	10,632
Kuehne + Nagel International AG	6,340	723
Lindt & Spruengli AG (Æ)	131	4,696
Nestle SA	631,476	38,841
Novartis AG	1,055,749	61,963
Partners Group Holding AG	37,021	6,761
Roche Holding AG	172,755	30,665
Sonova Holding AG (Æ)	44,167	4,182
Swatch Group AG (The) Class B	3,585	1,427
Swiss Re AG (Æ)	75,432	4,740
Syngenta AG	71,562	24,460
TE Connectivity, Ltd.	359,650	11,872
Temenos Group AG (Æ)(Ñ)	96,808	1,284
Transocean, Ltd.	77,604	3,644
UBS AG (Æ)	1,539,012	16,221
Zurich Insurance Group AG (Æ)	77,632	17,311

		294,371

Taiwan - 0.6%
Hon Hai Precision Industry Co., Ltd.	5,096,344	14,375
Hon Hai Precision Industry Co., Ltd. - GDR	657,812	3,644
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	523,429	7,313

		25,332

Thailand - 0.1%
Advanced Info Service PCL	316,500	2,011
Kasikornbank PCL	625,400	3,478

		5,489

United Kingdom - 18.7%
Aggreko PLC	272,734	8,732
Amarin Corp. PLC - ADR (Æ)(Ñ)	138,050	1,617
Antofagasta PLC	213,968	3,596
ARM Holdings PLC	1,830,296	15,826
AstraZeneca PLC - ADR (Æ)	326,450	15,286
Aviva PLC	1,321,219	6,040
Babcock International Group PLC	559,623	7,533
BAE Systems PLC	6,386,482	30,930

Russell International Developed Markets Fund	47

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Barclays PLC	4,636,884	12,213
Berkeley Group Holdings PLC (Æ)	247,952	5,318
BG Group PLC	1,352,208	26,755
BHP Billiton PLC	101,542	2,975
BP PLC	6,469,149	43,111
British American Tobacco PLC	506,640	26,988
British Land Co. PLC (ö)	61,280	514
BT Group PLC	619,648	2,111
Burberry Group PLC	454,312	8,932
Carillion PLC	1,329,665	5,272
Centrica PLC	261,637	1,300
Compass Group PLC	3,680,339	39,555
Cookson Group PLC	72,120	623
Darty PLC (Ñ)	230,717	155
Diageo PLC	1,201,467	32,155
Dialog Semiconductor PLC (Æ)	66,400	1,277
Experian PLC	952,663	14,175
GlaxoSmithKline PLC - ADR	1,562,821	35,982
Hays PLC	1,701,481	2,007
Home Retail Group PLC (Ñ)	8,056,222	9,789
HSBC Holdings PLC	4,293,138	35,937
Imperial Tobacco Group PLC	263,863	10,256
InterContinental Hotels Group PLC	246,576	6,097
Intermediate Capital Group PLC	218,536	890
ITV PLC	2,830,981	3,351
J Sainsbury PLC	376,910	1,910
Johnson Matthey PLC Class H	201,022	6,871
Kazakhmys PLC	65,419	723
Land Securities Group PLC (ö)	40,123	497
Legal & General Group PLC	498,594	997
Lloyds Banking Group PLC (Æ)	5,433,800	2,586
Mondi PLC	275,949	2,356
National Grid PLC	264,660	2,749
Next PLC	49,968	2,522
Pearson PLC	659,310	12,363
Persimmon PLC Class A	493,881	4,766
Prudential PLC	317,868	3,803
Reckitt Benckiser Group PLC	175,772	9,665
Rio Tinto PLC (Æ)	261,903	12,099
Rolls-Royce Holdings PLC (Æ)	1,405,147	18,737
Royal Bank of Scotland Group PLC (Æ)	1,748,644	5,859
Royal Dutch Shell PLC Class A	1,626,711	55,449
Royal Dutch Shell PLC Class B	450,087	15,874
Royal Dutch Shell PLC - ADR (Ñ)	183,500	12,948
SABMiller PLC - ADR	91,759	3,966
Sage Group PLC (The)	64,324	290
Shire PLC - ADR (Æ)	196,199	5,685
Smith & Nephew PLC	976,542	10,006
Smiths Group PLC	377,788	6,320
Standard Chartered PLC	1,118,270	25,677
Tate & Lyle PLC	138,350	1,432
Telecity Group PLC (Æ)	412,818	5,553
Tesco PLC	7,594,498	37,876
Travis Perkins PLC	1,242,130	19,650
Tullow Oil PLC	37,152	751
Unilever PLC	685,631	24,627
Vodafone Group PLC - ADR (Æ)	11,980,146	34,298

	Principal Amount ($) or Shares	Market Value $
Weir Group PLC (The)	434,742	11,281
William Hill PLC	194,504	958
WM Morrison Supermarkets PLC	291,020	1,265
Xstrata PLC	94,849	1,261

		780,968

United States - 0.7%
AdStar, Inc. (Æ)	58,830	1,671
Aegis Group plc (Æ)	505,701	1,874
Lululemon Athletica, Inc.(AE) (Ñ)	16,000	904
Lululemon Athletica, Inc. Class 3 (Ñ)	4,700	265
MercadoLibre, Inc. (Ñ)	105,272	7,033
Newmont Mining Corp.	274,200	12,194
News Corp. Class B	195,300	4,529

		28,470

Virgin Islands, British - 0.1%
Mail.ru Group, Ltd. - GDR (Æ)	50,130	1,520
Michael Kors Holdings, Ltd. (Æ)	40,960	1,691

		3,211

Total Common Stocks (cost $3,798,781)		3,774,485

Preferred Stocks - 0.3%
Brazil - 0.2%
Usinas Siderurgicas de Minas Gerais SA (Æ)	1,858,200	6,692

Germany - 0.1%
Porsche Automobil Holding SE	60,200	3,113
ProSiebenSat.1 Media AG Class A	52,011	1,094
Volkswagen AG	7,204	1,232

		5,439

Total Preferred Stocks (cost $15,983)		12,131

Warrants & Rights - 0.5%
Netherlands - 0.1%
Taiwan Semiconductor Manufacturing Co., Ltd (Æ)(Þ) 2016 Warrants	1,095,000	2,945

Switzerland - 0.4%
ICICI Bank, Ltd. (Æ) 2015 Warrants	79,731	1,379
ITC, Ltd. (Æ) 2013 Warrants	612,100	2,839
UBS AG (Æ) 2013 Warrants	114,703	12,217

		16,435

United States - 0.0%
Hon Hai Precision Industry Co., Ltd. (Æ)(Þ) 2017 Warrants	484,400	1,370

48	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

JPMorgan Structured Notes (Æ) 2016 Warrants	12,981		1,290

			2,660

Total Warrants & Rights (cost $21,693)			22,040

Short-Term Investments - 7.3%
United States - 7.3%
Russell U.S. Cash Management Fund	304,235,089	(¥)	304,235

Total Short-Term Investments (cost $304,235)			304,235

Other Securities - 4.7%
Russell Investment Company Liquidating Trust (×)	3,081,721	(¥)	3,147
Russell U.S. Cash Collateral Fund (×)	193,252,672	(¥)	193,253

Total Other Securities (cost $196,334)			196,400

Total Investments - 103.4% (identified cost $4,337,026)			4,309,291

Other Assets and Liabilities, Net - (3.4%)			(141,378)

Net Assets - 100.0%			4,167,913

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	49

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
AEX Index Futures (Netherlands)	55	EUR	3,575	08/12	76
ASX SPI 200 Index Futures (Australia)	208	AUD	21,981	09/12	948
CAC 40 Index Futures (France)	1,763	EUR	58,038	08/12	2,291
DAX Index Futures (Germany)	228	EUR	38,669	09/12	3,882
EURO STOXX 50 Index Futures (EMU)	2,100	EUR	48,888	09/12	3,873
FTSE 100 Index Futures (UK)	953	GBP	53,425	09/12	2,585
Hang Seng Index Futures (Hong Kong)	82	HKD	80,827	08/12	392
IBEX 35 Index Futures (Spain)	184	EUR	12,338	08/12	279
S&P TSE 60 Index Futures (Canada)	234	CAD	31,080	09/12	813
SGX MSCI Singapore Index Futures	34	SGD	2,361	08/12	6
Swiss Market Index Futures (Switzerland)	558	CHF	35,712	09/12	657
TOPIX Index Futures (Japan)	576	JPY	4,227,840	09/12	317

Short Positions
ASX SPI 200 Index Futures (Australia)	375	AUD	39,628	09/12	(1,293)
FTSE MIB Index Futures(UK)	8	EUR	555	09/12	(67)
Hang Seng Index Futures (Hong Kong)	62	HKD	61,114	08/12	(286)
OMX 30 Index Futures (Sweden)	125	SEK	13,381	08/12	(23)
S&P TSE 60 Index Futures (Canada)	265	CAD	35,197	09/12	(828)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					13,622

See accompanying notes which are an integral part of this quarterly report.

50	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	119	MXN	1,582	08/01/12	1
Barclays Bank PLC	USD	255	EUR	207	08/03/12	—
Barclays Bank PLC	USD	417	EUR	339	08/03/12	—
Barclays Bank PLC	USD	101	GBP	64	08/03/12	—
Barclays Bank PLC	USD	1,482	GBP	945	08/03/12	—
Barclays Bank PLC	AUD	5,881	USD	5,828	09/19/12	325
Barclays Bank PLC	CAD	8,896	USD	8,663	09/19/12	199
Barclays Bank PLC	EUR	103	USD	126	08/02/12	—
Barclays Bank PLC	EUR	23,731	USD	29,865	09/19/12	(650)
Barclays Bank PLC	GBP	42	USD	65	08/03/12	—
Barclays Bank PLC	GBP	87	USD	137	08/03/12	—
Barclays Bank PLC	GBP	174	USD	273	08/03/12	—
Barclays Bank PLC	GBP	8,931	USD	13,911	09/19/12	91
Barclays Bank PLC	JPY	1,155,500	USD	14,568	09/19/12	230
Barclays Bank PLC	NOK	348,631	USD	57,060	09/19/12	675
Barclays Bank PLC	SEK	2,594	USD	382	08/03/12	—
Barclays Bank PLC	SGD	2,765	USD	2,149	09/19/12	73
Brown Brothers Harriman & Co.	USD	41	GBP	26	08/01/12	—
Brown Brothers Harriman & Co.	USD	19	GBP	12	08/02/12	—
Brown Brothers Harriman & Co.	USD	5	GBP	3	08/03/12	—
Brown Brothers Harriman & Co.	USD	3,252	JPY	259,172	09/19/12	(67)
Brown Brothers Harriman & Co.	EUR	76	USD	94	08/03/12	—
Brown Brothers Harriman & Co.	EUR	4,000	USD	4,895	09/19/12	30
Brown Brothers Harriman & Co.	HKD	24,925	USD	3,213	09/19/12	1
Brown Brothers Harriman & Co.	NZD	6,498	USD	5,151	09/19/12	94
Citibank	USD	503	AUD	483	08/01/12	(4)
Citibank	USD	2,674	AUD	2,767	09/19/12	(222)
Citibank	USD	2,678	AUD	2,771	09/19/12	(221)
Citibank	USD	2,679	AUD	2,771	09/19/12	(220)
Citibank	USD	1,215	JPY	95,476	08/01/12	(7)
Citibank	USD	9,110	JPY	724,024	09/19/12	(162)
Citibank	AUD	972	USD	952	09/19/12	65
Citibank	AUD	8,823	USD	9,221	09/19/12	10
Citibank	JPY	361,231	USD	4,615	09/19/12	11
Citibank	NZD	534	USD	423	09/19/12	8
Commonwealth Bank of Australia	USD	6,554	AUD	6,335	10/31/12	(49)
Commonwealth Bank of Australia	AUD	5,881	USD	5,826	09/19/12	328
Commonwealth Bank of Australia	CAD	8,896	USD	8,647	09/19/12	215
Commonwealth Bank of Australia	EUR	23,731	USD	29,871	09/19/12	(656)
Commonwealth Bank of Australia	GBP	8,931	USD	13,898	09/19/12	104
Commonwealth Bank of Australia	HKD	24,925	USD	3,214	09/19/12	1
Commonwealth Bank of Australia	JPY	1,155,500	USD	14,571	09/19/12	227
Credit Suisse First Boston	AUD	6,000	USD	5,994	09/19/12	284
Credit Suisse First Boston	CAD	9,000	USD	8,756	09/19/12	209
Credit Suisse First Boston	EUR	29,000	USD	36,465	09/19/12	(763)
Credit Suisse First Boston	GBP	10,000	USD	15,588	09/19/12	91
Credit Suisse First Boston	HKD	18,000	USD	2,320	09/19/12	2
Credit Suisse First Boston	JPY	1,200,000	USD	14,936	09/19/12	431
Deutsche Bank AG	USD	2,679	AUD	2,771	09/19/12	(221)
Deutsche Bank AG	USD	4,034	AUD	3,958	09/19/12	(107)
Deutsche Bank AG	USD	1,256	JPY	99,503	09/19/12	(18)
Deutsche Bank AG	AUD	5,881	USD	5,827	09/19/12	326

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	51

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	CAD	8,896	USD	8,657	09/19/12	205
Deutsche Bank AG	EUR	23,731	USD	29,868	09/19/12	(653)
Deutsche Bank AG	GBP	8,931	USD	13,904	09/19/12	98
Deutsche Bank AG	JPY	129,738	USD	1,659	09/19/12	2
Deutsche Bank AG	JPY	691,267	USD	8,762	09/19/12	91
Deutsche Bank AG	JPY	1,155,500	USD	14,573	09/19/12	225
HSBC Bank PLC	USD	6,553	AUD	6,335	10/31/12	(51)
HSBC Bank PLC	AUD	5,881	USD	5,827	09/19/12	326
HSBC Bank PLC	CAD	8,896	USD	8,655	09/19/12	207
HSBC Bank PLC	EUR	23,731	USD	29,880	09/19/12	(665)
HSBC Bank PLC	GBP	8,931	USD	13,905	09/19/12	98
HSBC Bank PLC	HKD	24,925	USD	3,214	09/19/12	1
HSBC Bank PLC	JPY	1,155,500	USD	14,570	09/19/12	228
JPMorgan Chase Bank	USD	251	AUD	250	09/19/12	(11)
JPMorgan Chase Bank	USD	7,001	AUD	7,000	09/19/12	(323)
JPMorgan Chase Bank	USD	6,552	AUD	6,335	10/31/12	(51)
JPMorgan Chase Bank	USD	10,742	CAD	11,000	09/19/12	(215)
JPMorgan Chase Bank	USD	3,680	EUR	3,000	09/19/12	(13)
JPMorgan Chase Bank	USD	3,775	EUR	3,000	09/19/12	81
JPMorgan Chase Bank	USD	37,994	EUR	30,000	09/19/12	1,062
JPMorgan Chase Bank	USD	470	GBP	300	09/19/12	—
JPMorgan Chase Bank	USD	1,571	GBP	1,000	09/19/12	3
JPMorgan Chase Bank	USD	18,827	GBP	12,000	09/19/12	13
JPMorgan Chase Bank	USD	322	HKD	2,500	09/19/12	—
JPMorgan Chase Bank	USD	516	HKD	4,000	09/19/12	—
JPMorgan Chase Bank	USD	3,094	HKD	24,000	09/19/12	(1)
JPMorgan Chase Bank	USD	960	JPY	75,000	09/19/12	(1)
JPMorgan Chase Bank	USD	1,265	JPY	100,000	09/19/12	(15)
JPMorgan Chase Bank	USD	17,816	JPY	1,400,000	09/19/12	(113)
JPMorgan Chase Bank	AUD	1,000	USD	993	09/19/12	53
JPMorgan Chase Bank	AUD	5,881	USD	5,823	09/19/12	330
JPMorgan Chase Bank	CAD	8,896	USD	8,654	09/19/12	207
JPMorgan Chase Bank	EUR	2,000	USD	2,503	09/19/12	(41)
JPMorgan Chase Bank	EUR	23,731	USD	29,867	09/19/12	(652)
JPMorgan Chase Bank	GBP	1,000	USD	1,557	09/19/12	11
JPMorgan Chase Bank	GBP	8,931	USD	13,900	09/19/12	103
JPMorgan Chase Bank	HKD	5,000	USD	645	09/19/12	—
JPMorgan Chase Bank	JPY	1,155,500	USD	14,573	09/19/12	225
Morgan Stanley & Co., Inc.	USD	109	AUD	99	08/01/12	5
Morgan Stanley & Co., Inc.	USD	114	HKD	886	08/01/12	—
Morgan Stanley & Co., Inc.	USD	282	JPY	21,896	08/01/12	1
Morgan Stanley & Co., Inc.	CAD	211	USD	210	08/01/12	—
Morgan Stanley & Co., Inc.	EUR	399	USD	357	08/01/12	134
Morgan Stanley & Co., Inc.	GBP	286	USD	459	08/01/12	(10)
Royal Bank of Canada	USD	7,643	AUD	7,500	09/19/12	(204)
Royal Bank of Canada	USD	10,824	CAD	11,000	09/19/12	(133)
Royal Bank of Canada	USD	17,195	GBP	11,000	09/19/12	(51)
Royal Bank of Canada	USD	3,352	HKD	26,000	09/19/12	(1)
Royal Bank of Canada	USD	19,032	JPY	1,500,000	09/19/12	(178)
Royal Bank of Canada	HKD	24,925	USD	3,214	09/19/12	1
Royal Bank of Canada	ILS	13,020	USD	3,338	09/19/12	(77)
Royal Bank of Scotland PLC	USD	1,201	CAD	1,229	09/19/12	(23)
Royal Bank of Scotland PLC	USD	1,903	CAD	1,909	09/19/12	1

See accompanying notes which are an integral part of this quarterly report.

52	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Scotland PLC	USD	1,984	CAD	2,015	09/19/12	(24)
Royal Bank of Scotland PLC	USD	392	CHF	384	08/03/12	(2)
Royal Bank of Scotland PLC	USD	13,145	CHF	12,836	09/19/12	(17)
Royal Bank of Scotland PLC	USD	300	EUR	245	08/01/12	(1)
Royal Bank of Scotland PLC	USD	578	EUR	471	08/02/12	(2)
Royal Bank of Scotland PLC	USD	1,569	EUR	1,295	09/19/12	(25)
Royal Bank of Scotland PLC	USD	7,802	EUR	6,236	09/19/12	125
Royal Bank of Scotland PLC	USD	8,522	EUR	6,941	09/19/12	(23)
Royal Bank of Scotland PLC	USD	11,450	EUR	9,084	09/19/12	266
Royal Bank of Scotland PLC	USD	947	GBP	603	08/02/12	1
Royal Bank of Scotland PLC	USD	1,818	GBP	1,167	09/19/12	(11)
Royal Bank of Scotland PLC	USD	2,861	GBP	1,823	09/19/12	3
Royal Bank of Scotland PLC	USD	3,441	GBP	2,200	09/19/12	(8)
Royal Bank of Scotland PLC	USD	5,293	GBP	3,412	09/19/12	(56)
Royal Bank of Scotland PLC	USD	5,605	GBP	3,567	09/19/12	12
Royal Bank of Scotland PLC	USD	52,368	JPY	4,093,490	09/19/12	(55)
Royal Bank of Scotland PLC	USD	5,689	NOK	34,294	09/19/12	10
Royal Bank of Scotland PLC	USD	12,268	NOK	74,854	09/19/12	(128)
Royal Bank of Scotland PLC	USD	1,613	SEK	10,979	09/19/12	1
Royal Bank of Scotland PLC	USD	2,530	SEK	17,608	09/19/12	(54)
Royal Bank of Scotland PLC	USD	6,697	SEK	48,232	09/19/12	(381)
Royal Bank of Scotland PLC	CAD	1,647	USD	1,615	09/19/12	25
Royal Bank of Scotland PLC	CAD	2,514	USD	2,444	09/19/12	60
Royal Bank of Scotland PLC	CHF	28	USD	29	09/19/12	(1)
Royal Bank of Scotland PLC	CHF	74	USD	77	09/19/12	(1)
Royal Bank of Scotland PLC	CHF	643	USD	658	09/19/12	2
Royal Bank of Scotland PLC	CHF	2,640	USD	2,775	09/19/12	(68)
Royal Bank of Scotland PLC	CHF	3,325	USD	3,468	09/19/12	(58)
Royal Bank of Scotland PLC	EUR	2,135	USD	2,694	09/19/12	(65)
Royal Bank of Scotland PLC	EUR	5,626	USD	6,926	09/19/12	1
Royal Bank of Scotland PLC	EUR	9,967	USD	12,466	09/19/12	(196)
Royal Bank of Scotland PLC	EUR	19,899	USD	24,460	09/19/12	37
Royal Bank of Scotland PLC	GBP	141	USD	222	08/02/12	—
Royal Bank of Scotland PLC	GBP	151	USD	237	08/02/12	—
Royal Bank of Scotland PLC	GBP	361	USD	567	08/02/12	(1)
Royal Bank of Scotland PLC	GBP	385	USD	605	08/02/12	(1)
Royal Bank of Scotland PLC	GBP	519	USD	805	09/19/12	9
Royal Bank of Scotland PLC	GBP	837	USD	1,312	09/19/12	—
Royal Bank of Scotland PLC	GBP	2,617	USD	4,047	09/19/12	56
Royal Bank of Scotland PLC	NOK	9,043	USD	1,482	09/19/12	15
Royal Bank of Scotland PLC	NOK	16,411	USD	2,737	09/19/12	(19)
Royal Bank of Scotland PLC	NOK	66,070	USD	10,910	09/19/12	31
Royal Bank of Scotland PLC	SEK	6,283	USD	893	09/19/12	29
Royal Bank of Scotland PLC	SEK	20,604	USD	2,924	09/19/12	100
Royal Bank of Scotland PLC	SEK	40,203	USD	5,647	09/19/12	253
Royal Bank of Scotland PLC	SEK	51,852	USD	7,314	09/19/12	296
Royal Bank of Scotland PLC	SEK	57,692	USD	8,205	09/19/12	262
Royal Bank of Scotland PLC	SEK	68,663	USD	9,896	09/19/12	181
Standard Chartered Bank	USD	621	AUD	600	09/19/12	(7)
Standard Chartered Bank	USD	495	CAD	500	09/19/12	(3)
Standard Chartered Bank	USD	123	EUR	100	09/19/12	—
Standard Chartered Bank	USD	2,458	EUR	2,000	09/19/12	(4)
Standard Chartered Bank	USD	1,098	GBP	700	09/19/12	1

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	53

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Standard Chartered Bank	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	102	AUD	100	09/19/12	(3)
State Street Bank & Trust Co.	USD	299	AUD	300	09/19/12	(15)
State Street Bank & Trust Co.	USD	521	AUD	500	09/19/12	(2)
State Street Bank & Trust Co.	USD	523	AUD	500	09/19/12	—
State Street Bank & Trust Co.	USD	723	AUD	723	09/19/12	(34)
State Street Bank & Trust Co.	USD	919	AUD	900	09/19/12	(23)
State Street Bank & Trust Co.	USD	16,072	AUD	16,651	09/19/12	(1,350)
State Street Bank & Trust Co.	USD	6,559	AUD	6,335	10/31/12	(45)
State Street Bank & Trust Co.	USD	48	BRL	98	08/01/12	—
State Street Bank & Trust Co.	USD	13	CAD	13	09/19/12	—
State Street Bank & Trust Co.	USD	388	CAD	400	09/19/12	(11)
State Street Bank & Trust Co.	USD	497	CAD	500	09/19/12	(1)
State Street Bank & Trust Co.	USD	697	CAD	700	09/19/12	—
State Street Bank & Trust Co.	USD	981	CAD	1,000	09/19/12	(15)
State Street Bank & Trust Co.	USD	1,183	CAD	1,200	09/19/12	(12)
State Street Bank & Trust Co.	USD	1,241	CAD	1,272	09/19/12	(26)
State Street Bank & Trust Co.	USD	44	DKK	255	09/19/12	1
State Street Bank & Trust Co.	USD	88	DKK	536	09/19/12	(1)
State Street Bank & Trust Co.	USD	114	DKK	693	09/19/12	—
State Street Bank & Trust Co.	USD	115	DKK	697	09/19/12	—
State Street Bank & Trust Co.	USD	187	DKK	1,099	09/19/12	5
State Street Bank & Trust Co.	USD	542	DKK	3,178	09/19/12	16
State Street Bank & Trust Co.	USD	2	EUR	2	08/01/12	—
State Street Bank & Trust Co.	USD	369	EUR	300	09/19/12	—
State Street Bank & Trust Co.	USD	1,005	EUR	800	09/19/12	20
State Street Bank & Trust Co.	USD	1,511	EUR	1,200	09/19/12	34
State Street Bank & Trust Co.	USD	2,831	EUR	2,300	09/19/12	(1)
State Street Bank & Trust Co.	USD	3,136	EUR	2,480	09/19/12	83
State Street Bank & Trust Co.	USD	3,149	EUR	2,500	09/19/12	71
State Street Bank & Trust Co.	USD	5,046	EUR	4,000	09/19/12	122
State Street Bank & Trust Co.	USD	42,995	EUR	35,000	09/19/12	(93)
State Street Bank & Trust Co.	USD	43,482	EUR	34,766	09/19/12	682
State Street Bank & Trust Co.	USD	656	GBP	417	08/01/12	2
State Street Bank & Trust Co.	USD	467	GBP	300	09/19/12	(3)
State Street Bank & Trust Co.	USD	784	GBP	500	09/19/12	1
State Street Bank & Trust Co.	USD	786	GBP	500	09/19/12	2
State Street Bank & Trust Co.	USD	1,569	GBP	1,000	09/19/12	1
State Street Bank & Trust Co.	USD	1,773	GBP	1,131	09/19/12	—
State Street Bank & Trust Co.	USD	3,922	GBP	2,500	09/19/12	3
State Street Bank & Trust Co.	USD	318	HKD	2,470	08/01/12	—
State Street Bank & Trust Co.	USD	422	HKD	3,275	08/02/12	—
State Street Bank & Trust Co.	USD	581	HKD	4,508	08/02/12	—
State Street Bank & Trust Co.	USD	31	HKD	244	09/19/12	—
State Street Bank & Trust Co.	USD	33	HKD	255	09/19/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	09/19/12	—
State Street Bank & Trust Co.	USD	322	HKD	2,500	09/19/12	—
State Street Bank & Trust Co.	USD	510	HKD	3,959	09/19/12	—
State Street Bank & Trust Co.	USD	164	ILS	631	09/19/12	5
State Street Bank & Trust Co.	USD	512	JPY	40,000	09/19/12	—

See accompanying notes which are an integral part of this quarterly report.

54	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	630	JPY	50,000	09/19/12	(11)
State Street Bank & Trust Co.	USD	873	JPY	70,000	09/19/12	(24)
State Street Bank & Trust Co.	USD	1,133	JPY	90,000	09/19/12	(19)
State Street Bank & Trust Co.	USD	2,507	JPY	200,000	09/19/12	(54)
State Street Bank & Trust Co.	USD	12	NOK	70	08/01/12	—
State Street Bank & Trust Co.	USD	25	SGD	32	09/19/12	—
State Street Bank & Trust Co.	USD	43	SGD	54	09/19/12	—
State Street Bank & Trust Co.	USD	51	SGD	65	09/19/12	(1)
State Street Bank & Trust Co.	USD	77	SGD	98	09/19/12	(1)
State Street Bank & Trust Co.	USD	151	SGD	194	09/19/12	(5)
State Street Bank & Trust Co.	USD	1,093	SGD	1,379	09/19/12	(15)
State Street Bank & Trust Co.	AUD	90	USD	94	08/01/12	1
State Street Bank & Trust Co.	AUD	136	USD	141	08/01/12	1
State Street Bank & Trust Co.	AUD	1,000	USD	1,016	09/19/12	30
State Street Bank & Trust Co.	AUD	1,000	USD	1,020	09/19/12	26
State Street Bank & Trust Co.	BRL	753	USD	372	08/01/12	(4)
State Street Bank & Trust Co.	BRL	374	USD	182	08/02/12	—
State Street Bank & Trust Co.	CAD	8	USD	8	09/19/12	—
State Street Bank & Trust Co.	CAD	1,000	USD	979	09/19/12	17
State Street Bank & Trust Co.	CAD	1,500	USD	1,476	09/19/12	19
State Street Bank & Trust Co.	CAD	2,000	USD	1,947	09/19/12	45
State Street Bank & Trust Co.	CHF	1,518	USD	1,601	09/19/12	(45)
State Street Bank & Trust Co.	DKK	66	USD	11	09/19/12	—
State Street Bank & Trust Co.	DKK	80	USD	13	09/19/12	—
State Street Bank & Trust Co.	DKK	245	USD	40	09/19/12	1
State Street Bank & Trust Co.	DKK	1,590	USD	267	09/19/12	(4)
State Street Bank & Trust Co.	EUR	887	USD	1,091	08/01/12	—
State Street Bank & Trust Co.	EUR	56	USD	68	09/19/12	1
State Street Bank & Trust Co.	EUR	4,000	USD	4,831	09/19/12	93
State Street Bank & Trust Co.	EUR	4,000	USD	4,900	09/19/12	24
State Street Bank & Trust Co.	GBP	42	USD	66	08/01/12	—
State Street Bank & Trust Co.	GBP	407	USD	640	08/01/12	(2)
State Street Bank & Trust Co.	GBP	637	USD	1,002	08/01/12	(3)
State Street Bank & Trust Co.	GBP	1,000	USD	1,551	09/19/12	16
State Street Bank & Trust Co.	GBP	1,000	USD	1,556	09/19/12	12
State Street Bank & Trust Co.	GBP	2,000	USD	3,113	09/19/12	23
State Street Bank & Trust Co.	GBP	15,095	USD	23,235	09/19/12	431
State Street Bank & Trust Co.	HKD	250	USD	32	09/19/12	—
State Street Bank & Trust Co.	HKD	319	USD	41	09/19/12	—
State Street Bank & Trust Co.	HKD	417	USD	54	09/19/12	—
State Street Bank & Trust Co.	HKD	538	USD	69	09/19/12	—
State Street Bank & Trust Co.	HKD	653	USD	84	09/19/12	—
State Street Bank & Trust Co.	HKD	2,503	USD	323	09/19/12	—
State Street Bank & Trust Co.	HKD	3,000	USD	387	09/19/12	—
State Street Bank & Trust Co.	HKD	5,000	USD	645	09/19/12	—
State Street Bank & Trust Co.	HKD	6,000	USD	774	09/19/12	—
State Street Bank & Trust Co.	HKD	8,638	USD	1,114	09/19/12	—
State Street Bank & Trust Co.	IDR	1,173,919	USD	124	08/01/12	—
State Street Bank & Trust Co.	IDR	2,240,624	USD	237	08/01/12	—
State Street Bank & Trust Co.	IDR	2,310,923	USD	244	08/01/12	—
State Street Bank & Trust Co.	ILS	109	USD	28	09/19/12	(1)
State Street Bank & Trust Co.	ILS	112	USD	28	09/19/12	—
State Street Bank & Trust Co.	ILS	169	USD	43	09/19/12	—

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	55

Russell Investment Company

Russell International Developed Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	ILS	272	USD	67	09/19/12	1
State Street Bank & Trust Co.	ILS	282	USD	72	09/19/12	(2)
State Street Bank & Trust Co.	ILS	549	USD	140	09/19/12	(2)
State Street Bank & Trust Co.	ILS	570	USD	143	09/19/12	—
State Street Bank & Trust Co.	ILS	648	USD	164	09/19/12	(1)
State Street Bank & Trust Co.	JPY	5,140	USD	66	08/01/12	—
State Street Bank & Trust Co.	JPY	7,767	USD	99	08/01/12	—
State Street Bank & Trust Co.	JPY	9,060	USD	116	08/01/12	—
State Street Bank & Trust Co.	JPY	9,892	USD	126	08/01/12	—
State Street Bank & Trust Co.	JPY	11,589	USD	148	08/01/12	—
State Street Bank & Trust Co.	JPY	11,686	USD	149	08/01/12	1
State Street Bank & Trust Co.	JPY	11,920	USD	152	08/01/12	1
State Street Bank & Trust Co.	JPY	13,087	USD	167	08/01/12	1
State Street Bank & Trust Co.	JPY	15,782	USD	201	08/01/12	1
State Street Bank & Trust Co.	JPY	8,865	USD	113	08/02/12	—
State Street Bank & Trust Co.	JPY	107,295	USD	1,374	08/03/12	—
State Street Bank & Trust Co.	JPY	38,855	USD	494	09/19/12	3
State Street Bank & Trust Co.	JPY	200,000	USD	2,512	09/19/12	50
State Street Bank & Trust Co.	JPY	300,000	USD	3,787	09/19/12	55
State Street Bank & Trust Co.	SEK	25,442	USD	3,633	09/19/12	101
State Street Bank & Trust Co.	SGD	88	USD	70	09/19/12	1
State Street Bank & Trust Co.	SGD	119	USD	93	09/19/12	3
State Street Bank & Trust Co.	SGD	165	USD	128	09/19/12	4
State Street Bank & Trust Co.	SGD	1,037	USD	816	09/19/12	17
State Street Bank & Trust Co.	THB	4,239	USD	134	08/01/12	1
UBS AG	USD	2,679	AUD	2,771	09/19/12	(221)
UBS AG	USD	34,409	CHF	32,986	09/19/12	583
UBS AG	USD	2,915	DKK	17,290	09/19/12	53
UBS AG	AUD	2,172	USD	2,220	09/19/12	53
UBS AG	JPY	129,738	USD	1,659	09/19/12	2
UBS AG	SEK	321,429	USD	44,507	09/19/12	2,665
Westpac Banking Corp.	USD	6,074	AUD	5,964	09/19/12	(166)
Westpac Banking Corp.	AUD	6,499	USD	6,467	09/19/12	333
Westpac Banking Corp.	AUD	10,044	USD	10,084	09/19/12	425
Westpac Banking Corp.	NZD	7,263	USD	5,711	09/19/12	152

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						5,536

See accompanying notes which are an integral part of this quarterly report.

56	Russell International Developed Markets Fund

Russell Investment Company

Russell International Developed Markets Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$144,778	$—	$—	$144,778
Belgium	35,386	—	—	35,386
Bermuda	45,571	—	—	45,571
Brazil	42,654	—	—	42,654
Canada	173,436	—	4	173,440
Cayman Islands	51,194	—	703	51,897
Chile	3,014	—	—	3,014
China	13,902	—	—	13,902
Curacao	134	—	—	134
Czech Republic	4,451	—	—	4,451
Denmark	48,698	—	—	48,698
Finland	17,298	—	—	17,298
France	349,739	—	—	349,739
Germany	272,810	—	—	272,810
Hong Kong	48,352	—	—	48,352
India	13,372	—	—	13,372
Indonesia	8,922	—	—	8,922
Ireland	25,070	—	—	25,070
Israel	51,240	—	—	51,240
Italy	82,593	—	—	82,593
Japan	622,323	—	—	622,323
Jersey	43,388	—	—	43,388
Luxembourg	6,205	—	—	6,205
Malaysia	2,769	—	—	2,769
Mauritius	656	—	—	656
Mexico	5,300	—	—	5,300
Netherlands	206,913	—	—	206,913
New Zealand	3,938	—	—	3,938
Norway	15,338	—	—	15,338
Panama	2,620	—	—	2,620
Philippines	3,374	—	—	3,374
Portugal	4,624	—	—	4,624
Russia	25,716	—	—	25,716
Singapore	42,943	—	—	42,943
South Africa	25,063	—	—	25,063
South Korea	46,088	—	—	46,088
Spain	90,276	—	208	90,484
Sweden	55,581	—	—	55,581
Switzerland	294,371	—	—	294,371
Taiwan	25,332	—	—	25,332
Thailand	5,489	—	—	5,489
United Kingdom	780,968	—	—	780,968
United States	28,470	—	—	28,470
Virgin Islands, British	3,211	—	—	3,211
Preferred Stocks	12,131	—	—	12,131
Warrants & Rights	—	22,040	—	22,040
Short-Term Investments	—	304,235	—	304,235
Other Securities	—	196,400	—	196,400

Total Investments	3,785,701	522,675	915	4,309,291

Other Financial Instruments
Futures Contracts	13,622	—	—	13,622
Foreign Currency Exchange Contracts	113	5,423	—	5,536

Total Other Financial Instruments*	$13,735	$5,423	$—	$19,158

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were less than 1% of net assets.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell International Developed Markets Fund	57

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 90.7%
Australia - 0.3%
Newcrest Mining, Ltd.	229,600	5,670
Westfield Retail Trust (ö)	931,272	2,985

		8,655

Belgium - 0.5%
Anheuser-Busch InBev NV	139,363	11,003
Delhaize Group SA	48,187	1,726
Solvay SA	17,596	1,831

		14,560

Bermuda - 0.4%
China Hongxing Sports, Ltd. (Å)(Æ)	6,320,000	37
Guoco Group, Ltd.	142,000	1,191
Lazard, Ltd. Class A	3,500	94
PartnerRe, Ltd. - ADR	45,600	3,303
Stolt-Nielsen, Ltd. Class A	284,300	5,023

		9,648

Brazil - 0.5%
BM&FBovespa SA	517,062	2,902
BrasilAgro - Companhia Brasileira de Propriedades Agricolas (Å)(Æ)	373,800	1,595
Centrais Eletricas Brasileiras SA -ADR (Æ)	478,140	4,614
Itau Unibanco Holding SA - ADR	257,000	4,063
Profarma Distribuidora de Produtos Farmaceuticos SA	93,100	495

		13,669

Canada - 2.5%
Bankers Petroleum, Ltd. (Æ)	835,000	2,023
Barrick Gold Corp.	271,500	8,927
Cameco Corp. Class A	567,100	11,852
Canadian National Railway Co. (Æ)(Þ)	289,980	25,542
Eastern Platinum, Ltd. (Æ)	5,772,500	1,123
Eldorado Gold Corp.	72,100	780
Gabriel Resources, Ltd. (Æ)	529,000	929
Kinross Gold Corp.	130,000	1,080
Methanex Corp.	63,100	1,732
Niko Resources, Ltd.	43,900	753
NovaCopper, Inc. (Æ)	38,399	67
Novagold Resources, Inc. (Æ)	230,400	915
Potash Corp. of Saskatchewan, Inc.	227,200	10,033
Uranium Participation Corp. (Æ)	242,400	1,390

		67,146

Cayman Islands - 1.2%
Baidu, Inc. - ADR (Æ)	117,582	14,171
Belle International Holdings, Ltd. Class A	2,520,000	4,666
Hengan International Group Co., Ltd.	113,500	1,077
Melco Crown Entertainment, Ltd. -ADR (Æ)(Ñ)	581,134	5,858
SINA Corp. (Æ)(Ñ)	24,500	1,113
Tencent Holdings, Ltd.	36,800	1,100

	Principal Amount ($) or Shares	Market Value $
Tudou Holdings, Ltd. - ADR (Æ)(Ñ)	6,300	166
United Laboratories International Holdings, Ltd. (The)	3,292,000	1,566
Youku, Inc. - ADR (Æ)(Ñ)	88,800	1,511

		31,228

China - 0.3%
China Petroleum & Chemical Corp. Class H	2,678,000	2,431
Industrial & Commercial Bank of China Class H	6,137,867	3,522
Ping An Insurance Group Co. Class H	198,390	1,557

		7,510

Cyprus - 0.0%
Global Ports Investments PLC - GDR	88,837	1,071

Denmark - 0.4%
Carlsberg A/S Class B	67,680	5,487
GN Store Nord A/S	231,404	2,768
Novo Nordisk A/S Class B	19,210	2,968

		11,223

Egypt - 0.2%
Egyptian Financial Group-Hermes Holding (Æ)	714,682	1,264
Oriental Weavers (Å)	526,864	1,603
Telecom Egypt Co. - ADR	874,182	1,810

		4,677

Finland - 0.2%
Kone OYJ Class B	32,723	2,033
Nokia OYJ - ADR	729,000	1,757
YIT OYJ	111,545	2,005

		5,795

France - 6.6%
Areva SA (Æ)	76,683	1,230
BNP Paribas SA	528,259	19,610
Christian Dior SA	13,968	1,934
Danone SA	508,239	30,942
Electricite de France SA	568,739	11,805
Etablissements Maurel et Prom	139,224	2,145
Imerys SA	37,689	1,905
Legrand SA - ADR	663,911	21,337
LVMH Moet Hennessy Louis Vuitton SA -ADR	182,000	27,443
Pernod-Ricard SA	88,830	9,565
PPR SA	86,300	12,954
Publicis Groupe SA - ADR	235,900	11,640
Safran SA	149,479	5,075
Sanofi - ADR	75,125	6,144
Thales SA	215,300	6,751
Total SA	107,575	4,977

		175,457

58	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Germany - 3.8%
Allianz SE	190,650	19,022
BASF SE	26,752	1,958
Brenntag AG	38,485	4,225
Daimler AG	346,800	17,371
Deutsche Telekom AG	191,343	2,161
Fresenius SE & Co. KGaA	42,229	4,510
Hannover Rueckversicherung AG	34,079	2,045
Linde AG	203,469	30,305
Muenchener Rueckversicherungs AG	14,806	2,106
Rhoen Klinikum AG (Ñ)	56,894	1,225
SAP AG - ADR	117,800	7,517
Symrise AG	64,820	2,038
Volkswagen AG	20,258	3,235
Wincor Nixdorf AG	51,563	1,964

		99,682

Greece - 0.0%
OPAP SA	186,000	1,121

Hong Kong - 0.4%
AIA Group, Ltd.	1,661,841	5,840
Cathay Pacific Airways, Ltd.	2,463,700	4,079
Guangdong Investment, Ltd.	1,776,000	1,283

		11,202

Hungary - 0.1%
EGIS Pharmaceuticals PLC	19,150	1,334

India - 0.2%
Container Corp. of India	144,139	2,448
GMR Infrastructure, Ltd. (Æ)	1,209,897	506
Infosys, Ltd. - ADR	42,700	1,690

		4,644

Indonesia - 0.0%
Medco Energi Internasional Tbk PT	6,964,500	1,273

Ireland - 1.5%
Accenture PLC Class A	590,890	35,631
CRH PLC	108,900	2,002
Smurfit Kappa Group PLC	273,849	2,039

		39,672

Israel - 0.1%
Teva Pharmaceutical Industries, Ltd. - ADR	48,100	1,967

Italy - 0.9%
Enel SpA	1,432,423	4,099
ERG SpA	656,575	4,621
Fiat Industrial SpA Class A	722,400	7,111
Finmeccanica SpA (Æ)	757,850	2,779
Lottomatica Group SpA	103,716	2,038

	Principal Amount ($) or Shares	Market Value $
Trevi Finanziaria Industriale SpA	380,346	2,046

		22,694

Japan - 5.6%
Ajinomoto Co., Inc.	195,000	2,771
Asahi Group Holdings, Ltd.	88,200	1,989
Canon, Inc.	363,200	12,320
Chugoku Marine Paints, Ltd.	124,000	610
Daiwa Securities Group, Inc.	6,134,000	23,162
East Japan Railway Co.	112,500	7,229
Futaba Corp.	178,400	2,674
Honda Motor Co., Ltd.	144,700	4,725
Japan Digital Laboratory Co., Ltd.	80,200	888
Japan Steel Works, Ltd. (The)	810,000	4,458
Kamigumi Co., Ltd.	307,000	2,476
KDDI Corp.	302	2,091
Kurita Water Industries, Ltd.	72,800	1,649
Makita Corp.	137,300	4,650
MEIJI Holdings Co., Ltd.	43,500	1,993
Mitsubishi UFJ Financial Group, Inc.	558,110	2,722
Mitsui & Co., Ltd.	228,100	3,407
MS&AD Insurance Group Holdings	174,700	2,856
Nichirei Corp.	410,000	2,089
Nippon Telegraph & Telephone Corp.	161,300	7,505
Organo Corp.	138,000	945
Rohm Co., Ltd.	312,700	11,311
Sanshin Electronics Co., Ltd.	215,900	1,600
Seven & I Holdings Co., Ltd.	152,200	4,841
Showa Denko KK	963,000	1,750
Softbank Corp.	191,200	7,354
Sumitomo Mitsui Trust Holdings, Inc.	1,381,999	3,998
Toppan Printing Co., Ltd.	511,000	3,192
Toyo Suisan Kaisha, Ltd.	100,001	2,410
Toyota Motor Corp.	366,600	14,171
TV Asahi Corp.	1,635	2,591
Yamada Denki Co., Ltd.	40,970	2,137

		148,564

Jersey - 0.6%
Delphi Automotive PLC (Æ)	297,600	8,449
Polyus Gold International, Ltd. (Æ)	2,326,963	7,461

		15,910

Lebanon - 0.0%
Solidere - GDR	89,217	1,205

Luxembourg - 0.1%
Subsea 7 SA	139,591	2,934

Mexico - 0.2%
Grupo Televisa SAB - ADR	223,900	5,103

Netherlands - 2.4%
Akzo Nobel NV	534,142	28,855
European Aeronautic Defence and Space Co. NV	123,404	4,443

Russell Global Equity Fund	59

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Heineken NV	537,203	29,119
X5 Retail Group NV - GDR (Æ)	6,076	119

		62,536

Norway - 0.5%
DNB ASA	197,798	2,084
Statoil ASA Class N	403,808	9,640
Statoil ASA - ADR	73,550	1,750

		13,474

Panama - 0.8%
Carnival Corp. (Ñ)	649,500	21,615

Russia - 0.7%
Federal Hydrogenerating Co. JSC - ADR	2,265,000	5,549
Gazprom OAO - ADR (Æ)	895,626	8,289
Gazprom OAO - ADR	99,648	918
OGK-3 Class 3 (Æ)	43,500,000	1,316
Rosneft OAO - GDR	430,978	2,594

		18,666

Singapore - 0.2%
Global Logistic Properties, Ltd.	1,559,755	2,820
SembCorp Industries, Ltd.	73,089	1,900

		4,720

Slovenia - 0.0%
Krka dd Novo mesto	24,100	1,241

South Africa - 0.4%
AngloGold Ashanti, Ltd. - ADR	119,100	4,051
Impala Platinum Holdings, Ltd.	273,700	4,299
Sasol, Ltd. - ADR	42,293	1,761
Village Main Reef, Ltd.	3,604,436	632

		10,743

South Korea - 1.5%
BS Financial Group, Inc.	138,200	1,461
Hyundai Heavy Industries Co., Ltd.	19,827	4,244
Hyundai Motor Co.	43,476	9,113
Korea Electric Power Corp. - ADR	312,887	3,458
KT Corp. - ADR	380,150	5,417
LG Electronics, Inc. Class H	5,495	303
Samsung Electronics Co., Ltd.	13,139	15,212
Samsung Electronics Co., Ltd. - GDR	3,409	1,965

		41,173

Spain - 0.5%
Banco Santander SA - ADR	1,523,035	9,276
Banco Santander SA (Æ)	47,594	290
Red Electrica Corp. SA	75,503	2,994
Repsol SA - ADR	100,677	1,611

		14,171

	Principal Amount ($) or Shares	Market Value $
Sweden - 0.3%
Investor AB Class B	104,642	2,185
Nordea Bank AB	307,803	2,878
Svenska Handelsbanken AB Class A	64,329	2,238
Swedish Match AB	19,990	843

		8,144

Switzerland - 6.5%
Adecco SA (Æ)	303,900	13,385
Cie Financiere Richemont SA	556,357	31,599
Credit Suisse Group AG (Æ)	890,743	15,200
Givaudan SA (Æ)	9,400	9,152
Holcim, Ltd. (Æ)	211,600	12,506
Julius Baer Group, Ltd. (Æ)	387,300	13,885
Kuehne + Nagel International AG	115,500	13,167
Nestle SA	567,464	34,903
Noble Corp. (Æ)	153,300	5,672
Novartis AG	248,838	14,604
Swisscom AG	2,373	951
Tyco International, Ltd.	121,564	6,679

		171,703

Thailand - 0.1%
Thai Oil PCL	1,034,300	1,939

United Kingdom - 8.3%
Antofagasta PLC	118,987	2,000
ARM Holdings PLC	1,556,018	13,454
AstraZeneca PLC - ADR (Æ)	18,159	850
Aviva PLC	611,333	2,795
Barclays PLC	3,303,723	8,702
Barratt Developments PLC (Æ)	941,861	1,952
BBA Aviation PLC	199,519	573
Bellway PLC	161,787	2,036
BG Group PLC	219,961	4,352
BHP Billiton PLC - ADR	33,300	1,940
BP PLC	1,808,179	12,050
Diageo PLC	1,065,206	28,508
Ensco PLC Class A	47,200	2,564
Experian PLC	317,251	4,720
Faroe Petroleum PLC (Æ)	257,659	594
GlaxoSmithKline PLC - ADR	307,312	7,075
Imperial Tobacco Group PLC	316,891	12,317
Marks & Spencer Group PLC	736,469	3,853
Persimmon PLC Class A	205,234	1,981
Reckitt Benckiser Group PLC	580,552	31,921
Rio Tinto PLC (Æ)	158,397	7,317
Rockhopper Exploration PLC (Æ)(Ñ)	303,877	828
Rolls-Royce Holdings PLC (Æ)	804,281	10,725
Royal Bank of Scotland Group PLC (Æ)	7	—
Royal Dutch Shell PLC Class A	146,900	5,008
Royal Dutch Shell PLC Class B	109,980	3,879
RusPetro PLC (Æ)	589,665	1,341
Shire PLC - ADR (Æ)	128,194	3,714
Standard Chartered PLC	306,422	7,036
Taylor Wimpey PLC	2,702,510	1,871

60	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tesco PLC	1,036,354	5,169
Tullow Oil PLC	179,839	3,637
Vodafone Group PLC - ADR (Æ)	3,296,216	9,437
WPP PLC	1,235,337	15,650

		219,849

United States - 41.8%
3M Co.	212,060	19,346
Alexion Pharmaceuticals, Inc. (Æ)	4,200	440
ALLETE, Inc.	46,400	1,924
Alliant Techsystems, Inc.	66,650	3,087
Amazon.com, Inc. (Æ)	29,900	6,976
American Water Works Co., Inc.	201,100	7,290
Apache Corp.	59,400	5,116
Apple, Inc.	72,735	44,424
Applied Materials, Inc.	1,333,700	14,524
Arch Coal, Inc.	486,500	3,508
Astoria Financial Corp.	212,100	1,998
Autoliv, Inc.	103,500	5,855
Bank of America Corp.	438,500	3,219
Bank of New York Mellon Corp. (The)	880,650	18,740
Baxter International, Inc.	74,900	4,382
Best Buy Co., Inc.	390,250	7,060
Boeing Co. (The)	250,700	18,529
Broadcom Corp. Class A (Æ)	129,100	4,374
Brookline Bancorp, Inc.	218,500	1,838
Brooks Automation, Inc.	205,000	1,898
Cameron International Corp. (Æ)	64,600	3,247
CarMax, Inc. (Æ)	166,500	4,634
Carter’s, Inc. (Æ)	36,000	1,824
Chesapeake Energy Corp.	364,850	6,867
Chubb Corp. (The)	26,400	1,919
Cimarex Energy Co.	151,000	8,560
Citigroup, Inc.	261,999	7,108
CME Group, Inc. Class A	89,100	4,643
Comcast Corp. Class A (Æ)	292,300	9,333
Computer Sciences Corp.	180,500	4,444
CONSOL Energy, Inc.	116,100	3,365
Corning, Inc.	612,600	6,990
Crown Castle International Corp. (Æ)	89,500	5,538
Danaher Corp.	129,500	6,839
Dentsply International, Inc.	56,800	2,064
DP World, Ltd. (Æ)	278,237	2,824
EMC Corp. (Æ)	132,134	3,463
Exelon Corp.	97,250	3,804
Express Scripts Holding Co. (Æ)	316,025	18,311
Forest Laboratories, Inc. (Æ)	53,500	1,795
Franklin Resources, Inc. (Ñ)	131,000	15,058
Frontier Communications Corp.	563,100	2,207
General Dynamics Corp.	177,300	11,248
General Electric Co.	248,400	5,154
Goldman Sachs Group, Inc. (The)	107,200	10,817
Google, Inc. Class A (Æ)	21,200	13,419
Groupon, Inc. Class A (Æ)(Ñ)	410,600	2,735
Hewlett-Packard Co.	85,000	1,550
HJ Heinz Co.	35,100	1,938
Honeywell International, Inc.	459,750	26,689

	Principal Amount ($) or Shares	Market Value $
Hubbell, Inc. Class B (Æ)	19,600	1,613
Illinois Tool Works, Inc.	187,300	10,178
Independent Bank Corp.	41,300	1,227
Ingram Micro, Inc. Class A (Æ)	147,200	2,207
Intel Corp.	1,773,500	45,579
IntercontinentalExchange, Inc. (Æ)	49,300	6,469
International Bancshares Corp.	102,600	1,881
International Business Machines Corp.	53,200	10,426
JM Smucker Co. (The)	24,600	1,889
Johnson & Johnson	69,900	4,839
JPMorgan Chase & Co.	747,200	26,899
Juniper Networks, Inc. (Æ)(Ñ)	594,500	10,422
KLA-Tencor Corp.	25,400	1,293
Kroger Co. (The)	170,600	3,782
Laboratory Corp. of America Holdings (Æ)	49,500	4,162
LinkedIn Corp. Class A (Æ)	46,900	4,814
Marathon Oil Corp.	75,000	1,985
Marathon Petroleum Corp.	50,300	2,379
Mastercard, Inc. Class A	39,000	17,026
McKesson Corp.	46,800	4,246
Mead Johnson Nutrition Co. Class A	50,700	3,699
Medtronic, Inc.	677,950	26,725
MercadoLibre, Inc.	16,900	1,129
Merck & Co., Inc.	231,700	10,234
MetLife, Inc.	174,200	5,360
Microsoft Corp.	495,800	14,611
MSCI, Inc. Class A (Æ)	123,000	4,077
National Oilwell Varco, Inc.	146,300	10,578
Newmont Mining Corp.	309,000	13,741
News Corp. Class A	620,800	14,291
NextEra Energy, Inc.	28,300	2,007
Nike, Inc. Class B	46,700	4,359
Occidental Petroleum Corp.	50,900	4,430
Omnicom Group, Inc.	471,330	23,651
Oracle Corp.	800,280	24,168
Pfizer, Inc.	241,000	5,794
Pharmacyclics, Inc. (Æ)	4,200	223
Praxair, Inc.	244,500	25,369
Precision Castparts Corp.	12,700	1,976
Prudential Financial, Inc.	48,100	2,322
QUALCOMM, Inc.	93,600	5,586
Quest Diagnostics, Inc.	34,300	2,004
Questcor Pharmaceuticals, Inc. (Æ)	43,000	1,585
Range Resources Corp.	38,100	2,385
Red Hat, Inc. (Æ)	46,900	2,517
SanDisk Corp. (Æ)(Ñ)	137,500	5,655
Sotheby’s Class A	47,178	1,385
Southwest Airlines Co.	828,750	7,616
SPDR S&P 500 ETF Trust	34,430	4,741
St. Jude Medical, Inc.	159,300	5,951
Starbucks Corp.	72,000	3,260
Starwood Hotels & Resorts Worldwide, Inc. (ö)	277,100	15,005
SunTrust Banks, Inc.	206,400	4,881
Texas Instruments, Inc.	198,500	5,407
Thermo Fisher Scientific, Inc.	600,440	33,427
Tiffany & Co.	163,600	8,987

Russell Global Equity Fund	61

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

TJX Cos., Inc.	144,248	6,387
Union Pacific Corp.	67,741	8,306
United Parcel Service, Inc. Class B	423,660	32,033
UnitedHealth Group, Inc.	251,800	12,864
Valero Energy Corp.	174,100	4,788
Verizon Communications, Inc.	45,000	2,031
Viacom, Inc. Class B	64,562	3,016
Visa, Inc. Class A	423,249	54,629
Walgreen Co.	639,060	23,236
Walt Disney Co. (The)	792,508	38,944
Waters Corp. (Æ)	257,380	19,942
Watson Pharmaceuticals, Inc. Class B (Æ)	117,000	9,106
Webster Financial Corp.	95,300	1,956
WellPoint, Inc.	156,000	8,313
Wells Fargo & Co.	819,100	27,694
Western Union Co. (The)	113,200	1,973
X5 Retail Group NV - GDR (Æ)	247,725	4,860
Xerox Corp.	250,000	1,733
Xilinx, Inc.	110,300	3,574

		1,110,752

Virgin Islands, British - 0.1%
Mail.ru Group, Ltd. - GDR (Æ)(Þ)	81,066	2,458
Mail.ru Group, Ltd. - GDR (Æ)	20,979	636

		3,094

Total Common Stocks (cost $2,340,728)		2,411,764

Preferred Stocks - 0.3%
Brazil - 0.2%
Investimentos Itau SA	824,222	3,865

Germany - 0.1%
Porsche Automobil Holding SE	59,101	3,056

South Korea - 0.0%
LG Electronics, Inc.	58,230	924

Total Preferred Stocks (cost $11,023)		7,845

Short-Term Investments - 7.5%
Guernsey - 0.1%
Credit Suisse Group Capital V 4.000% due 03/29/13	1,313	1,381
Credit Suisse Group Guernsey V, Ltd. Series CS. 4.000% due 03/29/13 (Þ)	1,774	1,865

		3,246

	Principal Amount ($) or Shares		Market Value $
United States - 7.4%
Russell U.S. Cash Management Fund	196,202,496	(¥)	196,202

Total Short-Term Investments (cost $199,361)			199,448

Other Securities - 0.6%
Russell Investment Company Liquidating Trust (×)	1,674,857	(¥)	1,711
Russell U.S. Cash Collateral Fund (×)	14,108,370	(¥)	14,108

Total Other Securities (cost $15,783)			15,819

Total Investments - 99.1% (identified cost $2,566,895)			2,634,876

Other Assets and Liabilities, Net - 0.9%			24,162

Net Assets - 100.0%			2,659,038

See accompanying notes which are an integral part of the quarterly report.

62	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	75	AUD	7,926	09/12	265
CAC 40 Index Futures (France)	353	EUR	11,621	08/12	428
DAX Index Futures (Germany)	63	EUR	10,685	09/12	1,160
FTSE 100 Index Futures (UK)	206	GBP	11,548	09/12	542
Hang Seng Index Futures (Hong Kong)	28	HKD	27,600	08/12	130
OMX 30 Index Futures (Sweden)	189	SEK	20,232	08/12	108
S&P 500 E-Mini Index Futures (CME)	3,361	USD	231,002	09/12	9,301
S&P Midcap 400 E-Mini Index Futures (CME)	112	USD	10,512	09/12	182
S&P TSE 60 Index Futures (Canada)	83	CAD	11,024	09/12	230
TOPIX Index Futures (Japan)	196	JPY	1,438,640	09/12	319

Short Positions
EURO STOXX 50 Index Futures (EMU)	3,556	EUR	82,784	09/12	(9,235)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					3,430

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	63

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	EUR	304	USD	376	08/01/12	(1)
Bank of America	SEK	2,300	USD	329	09/19/12	8
Barclays Bank PLC	AUD	1,583	USD	1,569	09/19/12	88
Barclays Bank PLC	CAD	2,289	USD	2,229	09/19/12	51
Barclays Bank PLC	GBP	2,355	USD	3,668	09/19/12	24
Barclays Bank PLC	JPY	343,600	USD	4,332	09/19/12	68
Brown Brothers Harriman & Co.	USD	1,105	EUR	900	09/19/12	(3)
Brown Brothers Harriman & Co.	EUR	1,100	USD	1,346	09/19/12	8
Brown Brothers Harriman & Co.	HKD	6,445	USD	831	09/19/12	1
Commonwealth Bank of Australia	USD	53,266	EUR	42,250	09/19/12	1,252
Commonwealth Bank of Australia	AUD	1,583	USD	1,568	09/19/12	88
Commonwealth Bank of Australia	CAD	2,289	USD	2,225	09/19/12	55
Commonwealth Bank of Australia	GBP	2,355	USD	3,665	09/19/12	28
Commonwealth Bank of Australia	HKD	6,445	USD	831	09/19/12	—
Commonwealth Bank of Australia	JPY	343,600	USD	4,333	09/19/12	68
Credit Suisse First Boston	EUR	430	USD	529	08/03/12	—
Credit Suisse First Boston	EUR	7,725	USD	9,374	09/19/12	136
Deutsche Bank AG	AUD	1,583	USD	1,568	09/19/12	88
Deutsche Bank AG	CAD	2,289	USD	2,228	09/19/12	52
Deutsche Bank AG	EUR	7,725	USD	9,375	09/19/12	136
Deutsche Bank AG	EUR	7,725	USD	9,375	09/19/12	135
Deutsche Bank AG	EUR	7,725	USD	9,378	09/19/12	132
Deutsche Bank AG	GBP	2,355	USD	3,666	09/19/12	26
Deutsche Bank AG	JPY	343,600	USD	4,333	09/19/12	67
HSBC Bank PLC	AUD	1,583	USD	1,569	09/19/12	88
HSBC Bank PLC	CAD	2,289	USD	2,227	09/19/12	53
HSBC Bank PLC	GBP	2,355	USD	3,666	09/19/12	26
HSBC Bank PLC	HKD	6,445	USD	831	09/19/12	—
HSBC Bank PLC	JPY	343,600	USD	4,333	09/19/12	68
JPMorgan Chase Bank	USD	99	AUD	100	09/19/12	(5)
JPMorgan Chase Bank	USD	2,852	AUD	2,800	09/19/12	(78)
JPMorgan Chase Bank	USD	3,935	CAD	4,000	09/19/12	(49)
JPMorgan Chase Bank	USD	517	EUR	425	09/19/12	(7)
JPMorgan Chase Bank	USD	626	EUR	500	09/19/12	10
JPMorgan Chase Bank	USD	1,240	EUR	1,000	09/19/12	9
JPMorgan Chase Bank	USD	2,456	EUR	2,000	09/19/12	(6)
JPMorgan Chase Bank	USD	311	GBP	200	09/19/12	(2)
JPMorgan Chase Bank	USD	9,378	GBP	6,000	09/19/12	(29)
JPMorgan Chase Bank	USD	1,289	HKD	10,000	09/19/12	(1)
JPMorgan Chase Bank	USD	314	JPY	25,000	09/19/12	(6)
JPMorgan Chase Bank	USD	6,726	JPY	530,000	09/19/12	(61)
JPMorgan Chase Bank	USD	42	SEK	300	09/19/12	(2)
JPMorgan Chase Bank	USD	992	SEK	7,000	09/19/12	(35)
JPMorgan Chase Bank	AUD	1,583	USD	1,567	09/19/12	89
JPMorgan Chase Bank	CAD	2,289	USD	2,227	09/19/12	53
JPMorgan Chase Bank	EUR	975	USD	1,196	09/19/12	4
JPMorgan Chase Bank	GBP	2,355	USD	3,665	09/19/12	27
JPMorgan Chase Bank	HKD	1,200	USD	155	09/19/12	—
JPMorgan Chase Bank	JPY	343,600	USD	4,333	09/19/12	67
Morgan Stanley & Co., Inc.	USD	41	AUD	39	08/01/12	—
Morgan Stanley & Co., Inc.	USD	284	EUR	264	08/01/12	(42)
Morgan Stanley & Co., Inc.	USD	41	HKD	317	08/01/12	—
Morgan Stanley & Co., Inc.	USD	107	JPY	8,528	08/01/12	(2)

See accompanying notes which are an integral part of this quarterly report.

64	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Morgan Stanley & Co., Inc.	USD	4	SEK	28	08/01/12	—
Morgan Stanley & Co., Inc.	CAD	75	USD	75	08/01/12	—
Morgan Stanley & Co., Inc.	GBP	98	USD	155	08/01/12	(1)
Royal Bank of Canada	USD	53,266	EUR	42,250	09/19/12	1,252
Royal Bank of Canada	HKD	6,445	USD	831	09/19/12	—
Royal Bank of Scotland PLC	DKK	693	USD	114	08/02/12	—
Royal Bank of Scotland PLC	DKK	1,088	USD	179	08/02/12	1
State Street Bank & Trust Co.	USD	184	AUD	176	08/01/12	(1)
State Street Bank & Trust Co.	USD	100	AUD	100	09/19/12	(5)
State Street Bank & Trust Co.	USD	693	AUD	700	09/19/12	(39)
State Street Bank & Trust Co.	USD	125	CAD	125	08/01/12	—
State Street Bank & Trust Co.	USD	242	CAD	243	08/01/12	—
State Street Bank & Trust Co.	USD	3	CAD	3	08/02/12	—
State Street Bank & Trust Co.	USD	44	CAD	44	08/02/12	—
State Street Bank & Trust Co.	USD	47	CAD	47	08/02/12	—
State Street Bank & Trust Co.	USD	195	CAD	200	09/19/12	(4)
State Street Bank & Trust Co.	USD	876	CAD	900	09/19/12	(20)
State Street Bank & Trust Co.	USD	3,877	DKK	23,502	08/14/12	(10)
State Street Bank & Trust Co.	USD	64	EUR	52	08/02/12	—
State Street Bank & Trust Co.	USD	105	EUR	86	08/14/12	—
State Street Bank & Trust Co.	USD	624	EUR	500	09/19/12	8
State Street Bank & Trust Co.	USD	1,886	EUR	1,500	09/19/12	39
State Street Bank & Trust Co.	USD	2,053	EUR	1,700	09/19/12	(40)
State Street Bank & Trust Co.	USD	2,458	EUR	2,000	09/19/12	(4)
State Street Bank & Trust Co.	USD	2,501	EUR	2,000	09/19/12	39
State Street Bank & Trust Co.	USD	3,697	EUR	3,000	09/19/12	3
State Street Bank & Trust Co.	USD	162	GBP	103	08/01/12	1
State Street Bank & Trust Co.	USD	26,285	GBP	16,725	08/14/12	63
State Street Bank & Trust Co.	USD	467	GBP	300	09/19/12	(3)
State Street Bank & Trust Co.	USD	1,321	GBP	850	09/19/12	(12)
State Street Bank & Trust Co.	USD	—	HKD	1	08/01/12	—
State Street Bank & Trust Co.	USD	179	HKD	1,391	08/01/12	—
State Street Bank & Trust Co.	USD	7,563	HKD	58,664	08/14/12	(2)
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	232	HKD	1,800	09/19/12	—
State Street Bank & Trust Co.	USD	1,263	JPY	100,000	09/19/12	(18)
State Street Bank & Trust Co.	USD	7	NOK	44	08/01/12	—
State Street Bank & Trust Co.	USD	8,164	NOK	49,406	08/14/12	(29)
State Street Bank & Trust Co.	USD	210	SEK	1,445	08/14/12	(3)
State Street Bank & Trust Co.	USD	490	SGD	613	08/14/12	(3)
State Street Bank & Trust Co.	AUD	8,690	USD	9,053	08/14/12	69
State Street Bank & Trust Co.	AUD	400	USD	394	09/19/12	24
State Street Bank & Trust Co.	AUD	500	USD	511	09/19/12	12
State Street Bank & Trust Co.	AUD	500	USD	509	09/19/12	14
State Street Bank & Trust Co.	AUD	700	USD	702	09/19/12	30
State Street Bank & Trust Co.	AUD	800	USD	809	09/19/12	28
State Street Bank & Trust Co.	AUD	800	USD	800	09/19/12	37
State Street Bank & Trust Co.	CAD	12,799	USD	12,692	08/14/12	67
State Street Bank & Trust Co.	CAD	400	USD	388	09/19/12	11
State Street Bank & Trust Co.	CAD	500	USD	491	09/19/12	7
State Street Bank & Trust Co.	CAD	700	USD	687	09/19/12	10
State Street Bank & Trust Co.	CAD	1,100	USD	1,073	09/19/12	22
State Street Bank & Trust Co.	CAD	1,100	USD	1,072	09/19/12	23

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	65

Russell Investment Company

Russell Global Equity Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	CAD	1,200	USD	1,176	09/19/12	19
State Street Bank & Trust Co.	CHF	8,586	USD	8,772	08/14/12	25
State Street Bank & Trust Co.	DKK	593	USD	98	08/01/12	—
State Street Bank & Trust Co.	DKK	783	USD	130	08/03/12	—
State Street Bank & Trust Co.	DKK	785	USD	130	08/03/12	—
State Street Bank & Trust Co.	EUR	81	USD	99	08/02/12	—
State Street Bank & Trust Co.	EUR	250	USD	315	09/19/12	(7)
State Street Bank & Trust Co.	EUR	275	USD	338	09/19/12	1
State Street Bank & Trust Co.	EUR	500	USD	616	09/19/12	—
State Street Bank & Trust Co.	EUR	700	USD	879	09/19/12	(17)
State Street Bank & Trust Co.	EUR	1,000	USD	1,252	09/19/12	(21)
State Street Bank & Trust Co.	EUR	1,500	USD	1,822	09/19/12	25
State Street Bank & Trust Co.	EUR	1,800	USD	2,285	09/19/12	(69)
State Street Bank & Trust Co.	EUR	2,000	USD	2,539	09/19/12	(77)
State Street Bank & Trust Co.	EUR	2,700	USD	3,323	09/19/12	1
State Street Bank & Trust Co.	EUR	4,000	USD	5,035	09/19/12	(111)
State Street Bank & Trust Co.	EUR	6,000	USD	7,588	09/19/12	(202)
State Street Bank & Trust Co.	GBP	—	USD	—	08/01/12	—
State Street Bank & Trust Co.	GBP	500	USD	776	09/19/12	8
State Street Bank & Trust Co.	GBP	1,100	USD	1,723	09/19/12	2
State Street Bank & Trust Co.	GBP	1,200	USD	1,881	09/19/12	—
State Street Bank & Trust Co.	GBP	1,300	USD	2,044	09/19/12	(6)
State Street Bank & Trust Co.	GBP	1,500	USD	2,353	09/19/12	(1)
State Street Bank & Trust Co.	GBP	1,700	USD	2,639	09/19/12	26
State Street Bank & Trust Co.	HKD	500	USD	64	09/19/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	09/19/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	09/19/12	—
State Street Bank & Trust Co.	HKD	2,300	USD	297	09/19/12	—
State Street Bank & Trust Co.	HKD	2,500	USD	322	09/19/12	—
State Street Bank & Trust Co.	HKD	3,000	USD	387	09/19/12	—
State Street Bank & Trust Co.	ILS	3,255	USD	799	08/14/12	17
State Street Bank & Trust Co.	JPY	611,601	USD	7,828	08/14/12	1
State Street Bank & Trust Co.	JPY	60,000	USD	757	09/19/12	12
State Street Bank & Trust Co.	JPY	80,000	USD	1,007	09/19/12	17
State Street Bank & Trust Co.	JPY	80,000	USD	1,021	09/19/12	3
State Street Bank & Trust Co.	JPY	120,000	USD	1,527	09/19/12	10
State Street Bank & Trust Co.	JPY	120,000	USD	1,522	09/19/12	15
State Street Bank & Trust Co.	JPY	160,000	USD	2,026	09/19/12	23
State Street Bank & Trust Co.	SEK	700	USD	101	09/19/12	2
State Street Bank & Trust Co.	SEK	1,000	USD	144	09/19/12	2
State Street Bank & Trust Co.	SEK	2,000	USD	284	09/19/12	10
State Street Bank & Trust Co.	SEK	5,000	USD	714	09/19/12	20
State Street Bank & Trust Co.	SEK	16,000	USD	2,272	09/19/12	76

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						4,046

See accompanying notes which are an integral part of this quarterly report.

66	Russell Global Equity Fund

Russell Investment Company

Russell Global Equity Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$8,655	$—	$—	$8,655
Belgium	14,560	—	—	14,560
Bermuda	9,611	—	37	9,648
Brazil	13,669	—	—	13,669
Canada	67,146	—	—	67,146
Cayman Islands	31,228	—	—	31,228
China	7,510	—	—	7,510
Cyprus	1,071	—	—	1,071
Denmark	11,223	—	—	11,223
Egypt	4,677	—	—	4,677
Finland	5,795	—	—	5,795
France	175,457	—	—	175,457
Germany	99,682	—	—	99,682
Greece	1,121	—	—	1,121
Hong Kong	11,202	—	—	11,202
Hungary	1,334	—	—	1,334
India	4,644	—	—	4,644
Indonesia	1,273	—	—	1,273
Ireland	39,672	—	—	39,672
Israel	1,967	—	—	1,967
Italy	22,694	—	—	22,694
Japan	148,564	—	—	148,564
Jersey	15,910	—	—	15,910
Lebanon	1,205	—	—	1,205
Luxembourg	2,934	—	—	2,934
Mexico	5,103	—	—	5,103
Netherlands	62,536	—	—	62,536
Norway	13,474	—	—	13,474
Panama	21,615	—	—	21,615
Russia	18,666	—	—	18,666
Singapore	4,720	—	—	4,720
Slovenia	1,241	—	—	1,241
South Africa	10,743	—	—	10,743
South Korea	41,173	—	—	41,173
Spain	13,881	—	290	14,171
Sweden	8,144	—	—	8,144
Switzerland	171,703	—	—	171,703
Thailand	1,939	—	—	1,939
United Kingdom	219,849	—	—	219,849
United States	1,110,752	—	—	1,110,752
Virgin Islands, British	636	—	2,458	3,094
Preferred Stocks	7,845	—	—	7,845
Short-Term Investments	—	196,202	3,246	199,448
Other Securities	—	15,819	—	15,819

Total Investments	2,416,824	212,021	6,031	2,634,876

Other Financial Instruments
Futures Contracts	3,430	—	—	3,430
Foreign Currency Exchange Contracts	(47)	4,093	—	4,046

Total Other Financial Instruments*	$3,383	$4,093	$—	$7,476

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were less than 1% of net assets.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Equity Fund	67

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 87.5%
Argentina - 0.0%
YPF SA - ADR	54,900	626

Austria - 0.1%
Vienna Insurance Group AG Wiener Versicherung Gruppe	24,764	964

Bermuda - 1.2%
Brilliance China Automotive Holdings, Ltd. (Æ)(Ñ)	1,640,000	1,330
China Foods, Ltd. (Ñ)	569,732	536
China Resources Gas Group, Ltd. (Ñ)	505,749	978
Cosan, Ltd. Class A	292,876	3,719
Credicorp, Ltd.	84,171	9,759
Haier Electronics Group Co., Ltd. (Æ)	1,872,000	2,170
Kosmos Energy, Ltd. (Æ)	43,662	417
Yue Yuen Industrial Holdings, Ltd.	728,000	2,206

		21,115

Brazil - 11.3%
All America Latina Logistica SA	462,534	2,135
American Banknote SA (Æ)	48,400	756
Amil Participacoes SA	162,854	1,553
B2W Cia Global Do Varejo (Æ)	66,353	216
Banco Bradesco SA - ADR(Ñ)	607,918	9,325
Banco Bradesco SA	126,100	1,613
Banco do Brasil SA	1,207,000	12,840
Banco Santander Brasil SA - ADR (Æ)	980,268	7,479
Banco Santander Brasil SA	258,492	1,956
BM&FBovespa SA	770,600	4,325
Braskem SA - ADR (Ñ)	100,000	1,215
BRF - Brasil Foods SA - ADR (Æ)(Ñ)	278,508	4,005
Brookfield Incorporacoes SA	864,600	1,295
CCR SA	492,500	4,110
Centrais Eletricas Brasileiras SA (Æ)	156,600	1,081
CETIP SA - Mercados Organizados	250,800	3,178
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR (Ñ)	132,487	5,417
Cia de Bebidas das Americas - ADR	154,200	5,944
Cia de Bebidas das Americas	32,200	1,010
Cia de Saneamento Basico do Estado de Sao Paulo (Æ)	164,440	7,020
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	10,388	877
Cia de Saneamento de Minas Gerais-COPASA (Æ)	26,900	665
Cia Energetica de Minas Gerais	57,775	935
Cia Hering	25,300	500
Cielo SA	339,640	9,901
Cosan SA Industria e Comercio	43,700	665
Embraer SA - ADR (Æ)	104,965	2,664
Embraer SA (Æ)	58,300	374
Even Construtora e Incorporadora SA	211,600	676
Fertilizantes Heringer SA (Æ)	66,700	501
Fibria Celulose SA - ADR (Æ)(Ñ)	219,900	1,691
Gerdau SA - ADR	300,300	2,733

	Principal Amount ($) or Shares	Market Value $
Gol Linhas Aereas Inteligentes SA - ADR (Æ)(Ñ)	297,100	1,385
Hypermarcas SA (Æ)	271,600	1,710
Itau Unibanco Holding SA - ADR	1,013,005	16,016
Itau Unibanco Holding SA	97,700	1,356
Light SA	319,600	3,912
Lojas Renner SA	42,049	1,257
Marfrig Alimentos SA (Æ)	68,162	314
Multiplus SA	43,000	1,038
Natura Cosmeticos SA	123,400	3,237
Obrascon Huarte Lain Brasil SA	147,700	1,276
Odontoprev SA	452,300	2,196
OGX Petroleo e Gas Participacoes SA (Æ)	776,984	2,142
Oi SA	96,866	557
Oi SA - ADR (Ñ)	64,637	771
OSX Brasil SA (Æ)	104,000	609
PDG Realty SA Empreendimentos e Participacoes	342,500	570
Petroleo Brasileiro SA - ADR	1,280,403	24,747
Petroleo Brasileiro SA	103,000	1,008
Positivo Informatica SA (Æ)	107,900	277
Raia Drogasil SA (Æ)	119,700	1,367
Redecard SA	195,600	3,155
Rossi Residencial SA	598,900	1,359
Santos Brasil Participacoes SA	81,000	1,250
Souza Cruz SA	50,100	707
Sul America SA	110,860	676
Telefonica Brasil SA - ADR	113,825	2,658
Tim Participacoes SA - ADR (Ñ)	104,190	2,204
Tim Participacoes SA	41,800	174
Tractebel Energia SA	41,801	746
Ultrapar Participacoes SA	80,992	1,909
Vale SA Class B - ADR (Ñ)	1,184,155	21,198

		200,436

Canada - 0.4%
First Quantum Minerals, Ltd. (Æ)	356,880	6,480

Cayman Islands - 3.9%
51job, Inc. - ADR (Æ)(Ñ)	29,300	1,016
AAC Technologies Holdings, Inc.	600,000	1,752
Agile Property Holdings, Ltd. (Ñ)	1,606,000	1,912
ASM Pacific Technology, Ltd. (Ñ)	362,298	4,658
Baidu, Inc. - ADR (Æ)	74,300	8,955
China Forestry Holdings Co., Ltd. (Ñ)	1,692,100	65
China Liansu Group Holdings, Ltd. (Ñ)	2,824,200	1,271
China Mengniu Dairy Co., Ltd.	745,000	2,219
China Resources Cement Holdings, Ltd. (Ñ)	1,316,847	695
China Shanshui Cement Group, Ltd.	1,764,000	1,003
Ctrip.com International, Ltd. - ADR (Æ)(Ñ)	59,157	738
Daphne International Holdings, Ltd. (Ñ)	1,176,000	1,177
Eurasia Drilling Co., Ltd. - GDR	22,926	630
Evergrande Real Estate Group, Ltd. (Ñ)	6,571,000	3,067
Foxconn International Holdings, Ltd. (Æ)(Ñ)	3,052,000	913
GCL-Poly Energy Holdings, Ltd. (Ñ)	11,493,800	1,705
Hengan International Group Co., Ltd.	328,000	3,113

68	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ju Teng International Holdings, Ltd. (Ñ)	1,895,000	543
KWG Property Holding, Ltd.	1,130,400	627
Li Ning Co., Ltd. (Ñ)	972,270	502
Longfor Properties Co., Ltd. (Ñ)	831,552	1,227
Melco Crown Entertainment, Ltd. - ADR (Æ)(Ñ)	657,440	6,627
MGM China Holdings, Ltd. (Ñ)	778,000	1,082
MIE Holdings Corp.	210,000	54
Mongolian Mining Corp. (Æ)(Ñ)	1,166,552	642
NagaCorp, Ltd. (Æ)	138,000	74
Pacific Textile Holdings, Ltd.	1,258,000	879
Parkson Retail Group, Ltd.	1,567,308	1,413
Real Gold Mining, Ltd. (Ñ)	633,000	114
Shenzhou International Group Holdings, Ltd.	502,000	887
Shimao Property Holdings, Ltd. (Ñ)	1,782,500	2,561
SINA Corp. (Æ)(Ñ)	82,500	3,746
Sino Biopharmaceutical	644,000	244
Soho China, Ltd. (Ñ)	1,632,000	1,214
Tencent Holdings, Ltd.	209,200	6,253
Tingyi Cayman Islands Holding Corp.	664,000	1,647
Want Want China Holdings, Ltd.	1,386,238	1,684
Wynn Macau, Ltd.	376,400	803
Xingda International Holdings, Ltd. (Ñ)	3,455,000	1,163

		68,873

Chile - 0.8%
Banco Santander Chile - ADR (Ñ)	32,758	2,462
Cia Sud Americana de Vapores SA (Æ)	7,052,100	860
Embotelladora Andina SA - ADR (Ñ)	35,449	1,206
Sociedad Quimica y Minera de Chile SA - ADR	155,500	9,319

		13,847

China - 4.8%
Air China, Ltd. Class H	1,436,000	1,017
Anhui Conch Cement Co., Ltd. Class H (Ñ)	1,513,887	3,992
Bank of China, Ltd. Class H	3,092,400	1,184
China BlueChemical, Ltd.	1,450,000	954
China Communications Construction Co., Ltd. Class H	1,364,000	1,201
China Construction Bank Corp. Class H	5,595,120	3,781
China COSCO Holdings Co., Ltd. Class H (Æ)(Ñ)	1,186,500	493
China Life Insurance Co., Ltd. Class H	1,187,000	3,283
China Merchants Bank Co., Ltd. Class H (Ñ)	1,643,274	3,035
China Minsheng Banking Corp., Ltd. Class H (Ñ)	6,404,000	5,954
China National Materials Co., Ltd.	435,000	105
China Oilfield Services, Ltd. Class H	396,000	612
China Petroleum & Chemical Corp. Class H	10,220,000	9,278
China Shenhua Energy Co., Ltd. Class H	1,213,697	4,555
China Telecom Corp., Ltd. Class H	7,056,000	3,676
China Telecom Corp., Ltd. - ADR (Ñ)	33,175	1,726
CITIC Securities Co., Ltd. Class H (Ñ)	770,000	1,348
Datang International Power Generation Co., Ltd. Class H	1,308,000	462

	Principal Amount ($) or Shares	Market Value $
Dongfeng Motor Group Co., Ltd. Class H (Ñ)	4,204,000	5,866
Great Wall Motor Co., Ltd. Class H (Ñ)	920,500	2,075
Huaneng Power International, Inc. Class H	1,656,000	1,207
Industrial & Commercial Bank of China Class H	14,793,550	8,489
Jiangsu Expressway Co., Ltd. Class H	3,049,000	2,831
Jiangxi Copper Co., Ltd. Class H	421,000	929
Maanshan Iron & Steel Class H (Æ)	3,640,000	817
PetroChina Co., Ltd. Class H	2,628,000	3,294
PetroChina Co., Ltd. - ADR (Ñ)	13,200	1,649
PICC Property & Casualty Co., Ltd. Class H	2,630,000	2,947
Ping An Insurance Group Co. Class H	200,000	1,569
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,800,000	2,008
Tsingtao Brewery Co., Ltd. Class H (Ñ)	444,000	2,605
Weiqiao Textile Co. Class H (Ñ)	344,000	114
Wumart Stores, Inc. Class H (Ñ)	925,000	1,806
Yantai Changyu Pioneer Wine Co., Ltd. Class B	134,929	910

		85,772

Colombia - 0.6%
Almacenes Exito SA	57,083	978
Bancolombia SA	116,598	1,768
Bancolombia SA - ADR (Ñ)	68,335	4,226
Ecopetrol SA - ADR (Ñ)	59,000	3,377

		10,349

Cyprus - 0.2%
Global Ports Investments PLC - GDR	22,011	265
Global Ports Investments PLC - GDR (Þ)	32,776	395
Globaltrans Investment PLC - GDR	125,229	2,367

		3,027

Czech Republic - 0.1%
Komercni Banka AS	6,652	1,131

Egypt - 0.3%
Orascom Construction Industries	80,100	3,450
Orascom Construction Industries - GDR (Ñ)	56,371	2,398

		5,848

Greece - 0.1%
Coca Cola Hellenic Bottling Co. SA (Æ)	77,141	1,353

Hong Kong - 4.8%
AIA Group, Ltd.	1,348,000	4,737
China Everbright, Ltd.	190,000	255
China Merchants Holdings International Co., Ltd.	1,442,000	4,491
China Mobile, Ltd.	2,220,732	26,046
China Mobile, Ltd. - ADR	278,346	16,177
China Overseas Land & Investment, Ltd. (Ñ)	3,424,667	8,099
China Resources Enterprise, Ltd.	1,286,480	3,567
China Unicom Hong Kong, Ltd. - ADR (Ñ)	172,600	2,522
CNOOC, Ltd.	3,040,000	6,163

Russell Emerging Markets Fund	69

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CNOOC, Ltd. - ADR (Ñ)	32,808	6,571
Dah Chong Hong Holdings, Ltd. (Ñ)	3,037,000	2,612
Lenovo Group, Ltd. (Ñ)	5,850,000	4,059

		85,299

Hungary - 0.4%
Magyar Telekom Telecommunications PLC	525,115	973
MOL Hungarian Oil and Gas PLC (Ñ)	36,160	2,612
MOL Hungarian Oil and Gas PLC - ADR (Å)	4,213	153
OTP Bank PLC	164,337	2,530
Richter Gedeon Nyrt	6,573	1,114

		7,382

India - 3.9%
Aban Offshore, Ltd.	63,929	438
Allahabad Bank	270,575	651
Ambuja Cements, Ltd.	1,013,366	3,288
Apollo Tyres, Ltd.	339,057	474
Axis Bank, Ltd.	161,375	3,030
Bajaj Auto, Ltd.	117,630	3,393
Balrampur Chini Mills, Ltd. Class A (Æ)	738,598	720
Bank of Baroda	89,818	1,060
Bank of India	192,680	1,032
Cairn India, Ltd. (Æ)	241,476	1,449
Canara Bank	270,834	1,783
Colgate-Palmolive India, Ltd.	12,744	265
Dabur India, Ltd. Class A	1,157,355	2,483
Divi’s Laboratories, Ltd.	14,762	291
Financial Technologies India, Ltd.	11,586	150
Gitanjali Gems, Ltd.	123,591	728
HCL Technologies, Ltd.	152,320	1,420
HDFC Bank, Ltd. - ADR	111,900	3,795
Hero Motocorp, Ltd.	46,792	1,687
Hindustan Petroleum Corp., Ltd.	63,041	390
Hindustan Unilever, Ltd.	443,297	3,725
ICICI Bank, Ltd. - ADR (Ñ)	47,600	1,648
Indian Oil Corp., Ltd.	223,165	1,083
Infosys, Ltd. - ADR (Ñ)	57,150	2,262
Infosys, Ltd.	40,803	1,634
ITC, Ltd.	321,995	1,495
Jindal Poly Films, Ltd.	67,394	218
Jubilant Foodworks, Ltd. (Æ)	26,713	540
Kotak Mahindra Bank, Ltd.	246,438	2,374
Lupin, Ltd.	30,501	330
Mahindra & Mahindra, Ltd.	85,480	1,077
Maruti Suzuki India, Ltd.	28,737	586
MRF, Ltd.	6,392	1,103
Petronet LNG, Ltd.	546,411	1,438
Punjab National Bank	108,973	1,425
Reliance Industries, Ltd. - GDR (Þ)	214,627	5,670
State Bank of India	83,050	2,994
Tata Consultancy Services, Ltd.	69,809	1,561
Tata Motors, Ltd. Class A	397,758	925
Tata Motors, Ltd.	330,551	1,345
Tata Motors, Ltd. - ADR (Ñ)	104,100	2,103
Titan Industries, Ltd.	199,347	796
TVS Motor Co., Ltd.	1,049,791	715

	Principal Amount ($) or Shares	Market Value $
Ultratech Cement, Ltd.	42,897	1,265
Union Bank of India	518,650	1,565
United Phosphorus, Ltd.	266,389	574
United Spirits, Ltd.	66,482	967

		69,945

Indonesia - 3.8%
AKR Corporindo Tbk PT	1,747,000	674
Alam Sutera Realty Tbk PT	35,878,000	1,744
Astra International Tbk PT	10,631,000	7,862
Bakrie Sumatera Plantations Tbk PT	14,276,000	256
Bank Danamon Indonesia Tbk PT	389,781	249
Bank Negara Indonesia Persero Tbk PT	9,644,070	4,050
Bank Niaga Tbk PT	45,000	6
Bank Rakyat Indonesia Persero Tbk PT	14,571,558	10,777
Bumi Serpong Damai PT	10,100,500	1,227
Charoen Pokphand Indonesia Tbk PT	3,653,000	1,235
Gajah Tunggal Tbk PT	1,891,000	464
Gudang Garam Tbk PT	188,500	1,122
Harum Energy Tbk PT	5,193,000	3,100
Indocement Tunggal Prakarsa Tbk PT	1,971,571	4,478
Indofood Sukses Makmur Tbk PT	3,806,000	2,171
Jasa Marga Persero Tbk PT	6,726,500	4,051
Kalbe Farma Tbk PT	6,497,000	2,626
Media Nusantara Citra Tbk PT	2,446,500	614
Mitra Adiperkasa Tbk PT	576,500	439
Perusahaan Gas Negara Persero Tbk PT	5,912,000	2,374
Ramayana Lestari Sentosa Tbk PT	4,254,992	566
Sampoerna Agro PT	210,500	67
Semen Gresik Persero Tbk PT	3,461,525	4,736
Tambang Batubara Bukit Asam Persero Tbk PT	1,040,500	1,748
Telekomunikasi Indonesia Persero Tbk PT	4,390,598	4,221
Telekomunikasi Indonesia Persero Tbk PT - ADR (Ñ)	69,728	2,708
United Tractors Tbk PT	1,927,757	4,277

		67,842

Ireland - 0.1%
Dragon Oil PLC	226,829	2,034

Israel - 0.1%
Israel Chemicals, Ltd.	148,593	1,759

Jersey - 0.0%
West China Cement, Ltd. (Ñ)	4,431,485	669

Kazakhstan - 0.1%
KazMunaiGas Exploration Production JSC - GDR	87,140	1,585

Luxembourg - 1.8%
Kernel Holding SA (Æ)	72,740	1,522
MHP SA - GDR (Æ)	45,900	588
Millicom International Cellular SA	30,899	2,799
O’Key Group SA - GDR	15,666	143
SHS Genesis Smaller Co.	206,144	22,655

70	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Tenaris SA - ADR (Ñ)	77,200	2,955
Ternium SA - ADR	50,088	979

		31,641

Malaysia - 1.7%
Axiata Group BHD	3,896,400	7,296
Berjaya Sports Toto BHD	85,500	117
Carlsberg Brewery-Malay BHD	13,400	51
China Railway Group, Ltd. (Æ)	2,306,000	1,011
CIMB Group Holdings BHD	588,402	1,476
DiGi.Com BHD - GDR	2,741,000	3,889
DRB-Hicom BHD	847,700	699
Gamuda BHD	1,131,900	1,270
Guinness Anchor BHD	3,700	17
Kuala Lumpur Kepong BHD	289,700	2,199
Kulim Malaysia BHD	496,300	820
Lafarge Malayan Cement BHD (Æ)	228,941	585
Lion Industries Corp. BHD	1,080,600	387
Malayan Banking BHD	1,096,500	3,069
PPB Group BHD	253,100	1,229
RHB Capital BHD	312,057	735
Sapurakencana Petroleum BHD (Æ)	1,307,900	1,024
Telekom Malaysia BHD	1,292,800	2,334
Tenaga Nasional BHD	295,000	636
UEM Land Holdings BHD (Æ)	2,442,200	1,553

		30,397

Mexico - 5.1%
Alfa SAB de CV Class A	197,087	3,169
America Movil SAB de CV	1,905,700	2,548
America Movil SAB de CV - ADR	1,021,321	27,259
Bolsa Mexicana de Valores SAB de CV (Æ)	475,800	905
Cemex SAB de CV - ADR (Æ)(Ñ)	707,593	4,925
Coca-Cola Femsa SAB de CV - ADR	41,816	4,650
Corp. Moctezuma SAB de CV (Å)(Ñ)	255,663	613
Empresas ICA SAB de CV - ADR (Æ)(Ñ)	153,000	1,024
Fomento Economico Mexicano SAB de CV - ADR	148,563	12,690
Fomento Economico Mexicano SAB de CV	57,400	491
Gruma SAB de CV Class B (Æ)(Ñ)	470,959	1,232
Grupo Aeroportuario del Sureste SAB de CV Class B	161,100	1,436
Grupo Aeroportuario del Sureste SAB de CV - ADR (Ñ)	31,268	2,786
Grupo Famsa SAB de CV Class A (Æ)	311,178	367
Grupo Financiero Banorte SAB de CV Class O (Ñ)	1,931,487	10,343
Grupo Financiero Inbursa SAB de CV Class O	1,036,754	2,701
Grupo Mexico SAB de CV	11,400	32
Grupo Simec SAB de CV (Æ)	207,400	691
Grupo Televisa SAB - ADR	298,100	6,794
Megacable Holdings SAB de CV (Æ)	272,903	587
Promotora y Operadora de Infraestructura SAB de CV (Æ)	77,300	401
Wal-Mart de Mexico SAB de CV (Ñ)	1,564,390	4,431

		90,075

	Principal Amount ($) or Shares	Market Value $
Netherlands - 0.2%
X5 Retail Group NV - GDR (Æ)	12,794	251
Yandex NV Class A (Æ)(Ñ)	158,000	3,038

		3,289

Nigeria - 0.4%
First Bank of Nigeria PLC	391,000	28
First City Monument Bank PLC (Æ)	18,076,245	352
Guaranty Trust Bank PLC	11,056,152	1,191
Guaranty Trust Bank PLC - GDR (Å)	172,487	1,000
Nigerian Breweries PLC	1,842,822	1,366
United Bank for Africa PLC Class A (Æ)	19,523,214	534
Zenith Bank PLC	29,165,626	2,614

		7,085

Panama - 0.1%
Copa Holdings SA Class A	33,054	2,563

Peru - 0.1%
Cia de Minas Buenaventura SA - ADR	55,300	2,014

Philippines - 1.1%
Aboitiz Power Corp.	1,283,900	1,063
Alliance Global Group, Inc.	8,045,900	2,251
DMCI Holdings, Inc.	3,785,160	5,314
First Gen Corp. (Æ)	871,900	401
Megaworld Corp.	42,576,000	2,305
Metropolitan Bank & Trust - ADR	2,201,562	5,279
Philex Mining Corp.	1,047,100	562
Philippine Long Distance Telephone Co.	36,360	2,381
Semirara Mining Corp. Class A	43,470	234

		19,790

Poland - 0.8%
Asseco Poland SA	51,429	700
Bank Pekao SA	42,759	1,789
KGHM Polska Miedz SA	236,444	8,967
PGE SA	197,257	1,098
Polski Koncern Naftowy Orlen S.A. (Æ)	165,421	1,773

		14,327

Russia - 6.3%
Gazprom OAO - ADR	2,608,443	24,024
Gazprom OAO - ADR (Æ)	1,338,344	12,386
LSR Group - GDR	150,598	673
LSR Group	6,272	110
Lukoil OAO - ADR (Æ)	356,020	20,008
Lukoil OAO - ADR	280,100	15,826
Magnit OJSC	24,809	3,218
Mobile Telesystems OJSC - ADR	244,689	4,637
Nomos-Bank - GDR (Æ)(Þ)	29,185	341
Nomos-Bank - GDR (Æ)	23,995	281
NovaTek OAO - GDR	29,192	3,302
Novorossiysk Commercial Sea Port PJSC - GDR	121,195	889

Russell Emerging Markets Fund	71

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Novorossiysk Commercial Sea Port PJSC - GDR (Þ)	23,647	173
Raspadskaya OAO (Æ)	297,534	742
Rosneft OAO - GDR	279,964	1,685
Sberbank of Russia	5,455,767	15,184
Sberbank of Russia - ADR	187,500	2,087
Surgutneftegas OAO - ADR	486,968	4,085
Uralkali - GDR	75,780	3,159

		112,810

South Africa - 5.8%
ABSA Group, Ltd.	172,633	2,814
African Bank Investments, Ltd.	107,497	474
Anglo American Platinum, Ltd. (Ñ)	23,003	1,181
AngloGold Ashanti, Ltd. - ADR	50,750	1,726
ArcelorMittal South Africa, Ltd. Class H	126,840	685
Aspen Pharmacare Holdings, Ltd. (Æ)	171,753	3,012
Astral Foods, Ltd.	112,396	1,393
AVI, Ltd.	260,073	1,858
Barloworld, Ltd. - ADR	133,141	1,343
Bidvest Group, Ltd. (Æ)	258,372	6,196
Exxaro Resources, Ltd.	155,947	3,178
FirstRand, Ltd.	2,569,218	8,581
Foschini Group, Ltd. (The)	23,589	406
Gold Fields, Ltd. - ADR	89,307	1,152
Impala Platinum Holdings, Ltd. (Ñ)	131,479	2,065
Imperial Holdings, Ltd.	274,867	6,284
Lewis Group, Ltd.	108,800	933
Liberty Holdings, Ltd.	53,770	609
Life Healthcare Group Holdings, Ltd.	1,121,095	4,545
Massmart Holdings, Ltd.	46,875	984
Mondi, Ltd.	131,590	1,121
Mr Price Group, Ltd. (Ñ)	440,862	6,565
MTN Group, Ltd.	111,971	2,016
Murray & Roberts Holdings, Ltd. (Æ)(Ñ)	182,924	521
Nedbank Group, Ltd.	73,889	1,613
Pick n Pay Stores, Ltd.	176,680	904
Remgro, Ltd.	222,193	3,783
Reunert, Ltd.	119,557	1,156
RMB Holdings, Ltd.	445,123	1,972
Sanlam, Ltd.	393,946	1,693
Santam, Ltd.	18,314	363
Sasol, Ltd. - ADR	62,840	2,608
Shoprite Holdings, Ltd. - ADR	539,492	10,590
Spar Group, Ltd. (The) - ADR	83,377	1,207
Standard Bank Group, Ltd.	708,311	9,758
Super Group, Ltd.	247,850	487
Truworths International, Ltd.	145,776	1,820
Vodacom Group, Ltd. - ADR	376,541	4,368
Woolworths Holdings, Ltd.	287,015	1,866

		103,830

South Korea - 12.0%
Amorepacific Corp.	2,276	2,061
Amorepacific Group	4,199	1,365
BS Financial Group, Inc.	65,850	696
Cheil Industries, Inc.	40,587	3,489

	Principal Amount ($) or Shares	Market Value $
Daelim Industrial Co., Ltd. (Ñ)	31,166	2,415
Daesang Corp.	55,560	695
DGB Financial Group, Inc.	135,060	1,547
Dongbu Insurance Co., Ltd.	27,320	1,015
Dongwon F&B Co., Ltd.	10,173	546
Eugene Technology Co., Ltd.	22,011	335
GS Retail Co., Ltd. (Ñ)	7,690	172
Hana Financial Group, Inc.	66,260	2,119
Hankook Tire Co., Ltd.	50,380	1,858
Hyosung Corp.	28,150	1,337
Hyundai Hysco Co., Ltd.	30,560	1,188
Hyundai Marine & Fire Insurance Co., Ltd.	75,570	1,875
Hyundai Mobis	8,090	2,143
Hyundai Motor Co.	47,357	9,927
Interflex Co., Ltd	8,850	458
KB Financial Group, Inc. - ADR	119,493	3,744
KB Financial Group, Inc.	82,739	2,645
KCC Corp.	9,302	2,345
Kia Motors Corp.	115,613	7,986
Korea Aerospace Industries, Ltd.	62,600	1,495
Korea Electric Power Corp. (Æ)	249,663	5,587
Korea Electric Power Corp. - ADR	57,049	630
KT Corp. - ADR	300,834	4,287
KT Corp.	112,860	3,219
KT&G Corp.	33,180	2,445
LG Chem, Ltd.	12,765	3,545
LG Display Co., Ltd. (Æ)(Ñ)	181,000	3,914
LG Display Co., Ltd. - ADR (Ñ)	121,600	1,300
LG International Corp.	42,690	1,416
LIG Insurance Co., Ltd.	53,800	1,044
Lotte Chilsung Beverage Co., Ltd. (Ñ)	2,345	2,711
Lotte Confectionery Co., Ltd.	1,466	2,043
Lumens Co., Ltd. (Æ)(Ñ)	156,076	808
MegaStudy Co., Ltd.	4,756	289
Meritz Fire & Marine Insurance Co., Ltd.	82,146	741
Muhak Co., Ltd.	4,160	42
NHN Corp.	37,051	9,012
NongShim Co., Ltd. (Ñ)	2,444	478
OCI Co., Ltd. (Ñ)	11,810	2,100
Samsung Electro-Mechanics Co., Ltd. (Ñ)	54,506	5,110
Samsung Electronics Co., Ltd.	47,998	55,570
Samsung Electronics Co., Ltd. - GDR	31,446	12,841
Samsung Fine Chemicals Co., Ltd.	18,162	998
Samsung Fire & Marine Insurance Co., Ltd.	53,603	10,051
Samsung Life Insurance Co., Ltd.	53,633	4,402
Samyang Corp. (Æ)	3,786	151
Samyang Holdings Corp. (Ñ)	4,030	192
Shinhan Financial Group Co., Ltd.	97,759	3,130
Silicon Works Co., Ltd.	19,210	496
SK Chemicals Co., Ltd.	9,531	494
SK Holdings Co., Ltd.	10,114	1,387
SK Hynix, Inc. (Æ)(Ñ)	422,180	8,103
SK Innovation Co., Ltd.	10,549	1,451
SK Telecom Co., Ltd. - ADR	587,682	8,151
SKC Co., Ltd. (Ñ)	46,920	1,855

		213,449

72	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Taiwan - 5.0%
Advanced Semiconductor Engineering, Inc.	3,439,355	2,678
Advanced Semiconductor Engineering, Inc. - ADR	311,018	1,185
Advantech Co., Ltd.	421,000	1,495
Altek Corp.	1,871,657	1,048
AU Optronics Corp. (Æ)	6,769,202	2,097
Catcher Technology Co., Ltd.	91,000	440
Chipbond Technology Corp.	360,000	453
Chunghwa Picture Tubes	11,059,000	328
Delta Electronics, Inc.	711,970	2,409
E.Sun Financial Holding Co., Ltd.	1,068,000	586
Elan Microelectronics Corp.	823,000	1,342
Far EasTone Telecommunications Co., Ltd.	827,000	2,085
Flexium Interconnect, Inc.	305,000	1,236
Giant Manufacturing Co., Ltd.	153,000	842
Gigabyte Technology Co., Ltd.	1,152,000	1,006
Great Wall Enterprise Co., Ltd.	127,000	124
Hiwin Technologies Corp.	271,000	2,507
Hon Hai Precision Industry Co., Ltd.	4,046,524	11,414
Largan Precision Co., Ltd.	159,000	3,260
LITE-ON IT Corp.	931,279	871
Lite-On Technology Corp.	1,301,669	1,638
Makalot Industrial Co., Ltd.	28,000	77
MediaTek, Inc.	187,022	1,590
Merida Industry Co., Ltd.	214,000	928
Merry Electronics Co., Ltd.	23,400	30
President Chain Store Corp.	212,000	1,110
Richtek Technology Corp.	93,706	522
SinoPac Financial Holdings Co., Ltd.	2,867,000	1,238
Standard Foods Corp.	192,160	514
Star Comgistic Capital Co., Ltd.	734,200	310
Taiwan Semiconductor Manufacturing Co., Ltd.	8,438,133	22,789
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	536,900	7,500
Teco Electric and Machinery Co., Ltd.	354,000	225
UMW Holdings BHD	139,400	422
Unimicron Technology Corp.	380,000	427
Uni-President Enterprises Corp.	1,482,874	2,492
United Microelectronics Corp.	10,776,795	4,527
Vanguard International Semiconductor Corp.	1,732,000	728
Winbond Electronics Corp. (Æ)	4,811,000	683
Wistron Corp.	2,931,765	3,162
Yageo Corp.	3,955,000	1,068

		89,386

Thailand - 3.7%
Advanced Info Service PCL	529,600	3,366
Airports of Thailand PCL	615,000	1,339
Bangkok Bank PCL	624,700	4,084
Bangkok Dusit Medical Services PCL Class F (Ñ)	2,511,800	7,922
Bangkok Life Assurance PCL	1,382,300	2,031
Bank of Ayudhya PCL	4,727,390	4,995
Banpu PCL	95,350	1,212
Berli Jucker PCL	660,900	835

	Principal Amount ($) or Shares	Market Value $
Big C Supercenter PCL	153,800	887
Central Pattana PCL	248,500	387
Charoen Pokphand Foods PCL	1,435,600	1,517
CP ALL PCL (Ñ)	2,012,800	2,174
Delta Electronics Thailand PCL	1,980,600	1,498
Electricity Generating PCL	13,200	45
Hana Microelectronics PCL	456,900	290
Krung Thai Bank PCL	1,992,900	1,039
Land and Houses PCL	3,379,300	837
LPN Development PCL	3,501,100	1,936
PTT Exploration & Production PCL	412,300	1,991
PTT Global Chemical PCL	376,100	708
PTT PCL	615,800	6,379
Robinson Department Store PCL	4,200	8
SC Asset Corp. PCL	2,698,000	1,294
Shin Corp. PCL (Æ)	676,900	1,350
Siam Cement PCL	79,600	830
Siam Commercial Bank PCL (Ñ)	1,277,701	6,537
Sri Trang Agro-Industry PCL	3,177,000	1,464
Supalai PCL	831,100	473
Thai Beverage PCL	7,150,890	1,839
Thai Oil PCL	893,700	1,675
Tisco Financial Group PCL	1,511,900	1,946
TMB Bank PCL	11,461,200	561
Total Access Communication PCL	928,200	2,404

		65,853

Turkey - 3.0%
Akbank TAS	501,645	1,889
Akfen Holding AS (Æ)	69,374	360
Anadolu Efes Biracilik Ve Malt Sanayii AS	213,104	2,897
Arcelik AS	826,800	4,100
Aselsan Elektronik Sanayi Ve Ticaret AS	87,000	603
Cimsa Cimento Sanayi VE Tica	59,417	265
Coca-Cola Icecek AS	13,100	204
Dogus Otomotiv Servis ve Ticaret AS	57,192	192
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,323,478	1,372
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (Æ)	1,006,595	2,327
Koza Altin Isletmeleri AS	254,491	5,034
Migros Ticaret AS (Æ)	413,959	4,417
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	535,035	569
Tofas Turk Otomobil Fabrikasi AS	76,000	351
Turk Hava Yollari (Æ)	1,563,001	2,987
Turkcell Iletisim Hizmetleri AS - ADR (Æ)	94,300	1,302
Turkiye Garanti Bankasi AS	1,434,574	5,595
Turkiye Halk Bankasi AS	783,935	6,726
Turkiye Sinai Kalkinma Bankasi AS	290,000	323
Turkiye Sise ve Cam Fabrikalari AS	1,847,888	2,574
Turkiye Vakiflar Bankasi Tao Class D	1,416,770	2,968
Ulker Biskuvi Sanayi AS	176,569	738
Vestel Elektronik Sanayi ve Ticaret AS (Æ)	770,946	838
Yapi ve Kredi Bankasi AS (Æ)	2,479,041	5,124

		53,755

Russell Emerging Markets Fund	73

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

United Kingdom - 2.8%
Anglo American PLC	387,178	11,521
Anglo American PLC - ADR (Ñ)	75,700	1,115
Genesis Indian Investment Co., Ltd.	248,232	16,594
Hikma Pharmaceuticals PLC	178,794	1,951
SABMiller PLC - ADR	278,254	11,958
Tullow Oil PLC	328,040	6,635

		49,774

United States - 0.6%
Avon Products, Inc.	410,000	6,351
Sohu.com, Inc. (Æ)(Ñ)	41,500	1,454
X5 Retail Group NV - GDR (Æ)	104,065	2,042

		9,847

Zimbabwe - 0.0%
Delta Corp., Ltd.	1,117,659	754

Total Common Stocks (cost $1,405,551)		1,556,975

Preferred Stocks - 2.3%
Brazil - 1.7%
AES Tiete SA	151,700	2,173
Alpargatas SA (Æ)	118,360	703
Banco Bradesco SA	86,400	1,332
Banco do Estado do Rio Grande do Sul	177,800	1,410
Braskem SA	110,400	668
Centrais Eletricas Brasileiras SA (Æ)	165,600	1,620
Cia de Bebidas das Americas	138,500	5,313
Investimentos Itau SA	774,840	3,634
Itau Unibanco Holding SA	267,000	4,231
Marcopolo SA (Æ)	115,100	567
Oi SA	515,798	2,562
Petroleo Brasileiro SA Class Preference (Æ)	173,500	1,651
Telefonica Brasil SA	48,810	1,144
Vale SA Class Preference	136,800	2,430

		29,438

Chile - 0.1%
Embotelladora Andina SA	140,785	813
Embotelladora Andina SA Class A	13,200	62

		875

Colombia - 0.0%
Banco Davivienda SA	15,600	189
Bancolombia SA	7,200	112

		301

Russia - 0.1%
AK Transneft OAO	1,436	2,295

South Korea - 0.4%
Samsung Electronics Co., Ltd.	10,691	7,650

Total Preferred Stocks (cost $32,963)		40,559

	Principal Amount ($) or Shares		Market Value $
Warrants & Rights - 0.2%
Germany - 0.2%
Commercial Bank of Qatar QSC (The) (Æ)
2017 Warrants	128,068		2,451

United Kingdom - 0.0%
Deutsche Bank AG (Æ)
2012 Warrants	31,053		544

Total Warrants & Rights (cost $2,959)			2,995

Certificates of Participation - 0.5%
United Kingdom - 0.5%
Credit Suisse International Participation Notes
Note due 03/27/13	773		1,057
HSBC Bank PLC
Series 0002
Note due 11/24/14	4,560		799
Series 0005
Note due 09/23/13	6,544		2,389
Series 0006
Note due 02/23/15	7,840		2,842
Jarir Marketing, Co.
Note due 06/04/12	47		1,851

			8,938

United States - 0.0%
Citigroup Global Markets Holdings, Inc.
Series 2
Note due 10/28/13	317		421

Total Certificates of Participation (cost $13,203)			9,359

Short-Term Investments - 3.8%
United States - 3.8%
Russell U.S. Cash Management Fund	67,652,766	(¥)	67,653

Total Short-Term Investments (cost $67,653)			67,653

Other Securities - 7.3%
Russell Investment Company Liquidating Trust (×)	1,357,896	(¥)	1,387
Russell U.S. Cash Collateral Fund (×)	128,196,663	(¥)	128,197

Total Other Securities (cost $129,555)			129,584

Total Investments - 101.6%
(identified cost $1,651,884)			1,807,125

Other Assets and Liabilities, Net - (1.6%)			(28,868)

Net Assets - 100.0%			1,778,257

See accompanying notes which are an integral part of this quarterly report.

74	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
FTSE JSE Top 40 Index Futures (South Africa)	333	ZAR	100,666	09/12	(62)
Hang Seng China ENT Index Futures (Hong Kong)	275	HKD	132,605	08/12	359
Hang Seng Index Futures (Hong Kong)	134	HKD	132,084	08/12	371
Kospi 200 Index Futures (South Korea)	241	KRW	30,179,225	09/12	213
Mexico Bolsa Index Futures (Mexico)	165	MXN	67,434	09/12	399
MSCI Taiwan Index Futures	835	USD	21,175	08/12	479
SGX CNX Nifty Index Futures (India)	1,225	USD	12,857	08/12	182
TurkDEX ISE-30 Index Futures (Turkey)	730	TRY	5,760	08/12	112

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (ä)					2,053

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	75

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	58	ZAR	479	08/02/12	—
Barclays Bank PLC	USD	608	ZAR	5,096	09/14/12	(4)
Barclays Bank PLC	INR	214,000	USD	3,767	09/18/12	45
Barclays Bank PLC	KRW	6,782,500	USD	5,764	09/19/12	216
Barclays Bank PLC	TRY	1,400	USD	750	09/19/12	24
Brown Brothers Harriman & Co.	USD	3,470	BRL	7,113	08/02/12	(1)
Brown Brothers Harriman & Co.	USD	3,505	BRL	7,113	08/02/12	35
Brown Brothers Harriman & Co.	USD	1,290	HKD	10,000	09/19/12	—
Brown Brothers Harriman & Co.	USD	1,202	ZAR	10,206	09/14/12	(24)
Brown Brothers Harriman & Co.	BRL	7,113	USD	3,470	08/02/12	1
Brown Brothers Harriman & Co.	BRL	7,113	USD	3,402	08/02/12	68
Brown Brothers Harriman & Co.	BRL	7,113	USD	3,484	09/05/12	(34)
Brown Brothers Harriman & Co.	HKD	42,925	USD	5,534	09/19/12	2
Citibank	INR	214,000	USD	3,761	09/18/12	51
Citibank	KRW	6,782,500	USD	5,764	09/19/12	216
Citibank	MXN	33,542	USD	2,464	09/14/12	48
Citibank	ZAR	34,475	USD	4,028	09/19/12	110
Commonwealth Bank of Australia	HKD	42,925	USD	5,534	09/19/12	2
Credit Suisse First Boston	INR	50,000	USD	861	09/18/12	29
Credit Suisse First Boston	INR	100,000	USD	1,786	09/18/12	(4)
Credit Suisse First Boston	KRW	2,000,000	USD	1,720	09/19/12	43
Credit Suisse First Boston	MXN	30,050	USD	2,127	09/19/12	122
Deutsche Bank AG	MXN	279	USD	21	08/03/12	—
Deutsche Bank AG	TRY	1,500	USD	803	09/19/12	26
HSBC Bank PLC	USD	3,470	BRL	7,113	08/02/12	(1)
HSBC Bank PLC	USD	3,505	BRL	7,113	08/02/12	34
HSBC Bank PLC	BRL	7,113	USD	3,403	08/02/12	68
HSBC Bank PLC	BRL	7,113	USD	3,470	08/02/12	1
HSBC Bank PLC	BRL	7,113	USD	3,484	09/05/12	(34)
HSBC Bank PLC	HKD	42,925	USD	5,534	09/19/12	2
JPMorgan Chase Bank	USD	3,470	BRL	7,113	08/02/12	(1)
JPMorgan Chase Bank	USD	3,903	BRL	8,000	08/02/12	(1)
JPMorgan Chase Bank	BRL	7,113	USD	3,404	08/02/12	67
JPMorgan Chase Bank	BRL	8,000	USD	3,930	08/02/12	(27)
JPMorgan Chase Bank	KRW	1,000,000	USD	878	09/19/12	4
JPMorgan Chase Bank	MXN	13,000	USD	966	09/19/12	7
JPMorgan Chase Bank	MXN	30,050	USD	2,126	09/19/12	123
JPMorgan Chase Bank	TRY	700	USD	381	09/19/12	6
JPMorgan Chase Bank	ZAR	14,000	USD	1,706	09/19/12	(25)
JPMorgan Chase Bank	ZAR	34,475	USD	4,024	09/19/12	114
Mellon Bank	MXN	1,672	USD	126	08/02/12	—
Royal Bank of Canada	USD	3,504	BRL	7,113	08/02/12	33
Royal Bank of Canada	USD	6,446	HKD	50,000	09/19/12	(3)
Royal Bank of Canada	BRL	7,113	USD	3,470	08/02/12	1
Royal Bank of Canada	BRL	7,113	USD	3,483	09/05/12	(32)
Royal Bank of Canada	HKD	42,925	USD	5,534	09/19/12	2
Royal Bank of Scotland PLC	USD	3,505	BRL	7,113	08/02/12	35
Royal Bank of Scotland PLC	USD	41	ZAR	332	08/06/12	—
Royal Bank of Scotland PLC	BRL	7,113	USD	3,470	08/02/12	1
Royal Bank of Scotland PLC	BRL	7,113	USD	3,484	09/05/12	(34)
Royal Bank of Scotland PLC	MXN	1,977	USD	149	08/01/12	—
Royal Bank of Scotland PLC	ZAR	719	USD	88	08/06/12	(1)
State Street Bank & Trust Co.	USD	7	BRL	15	08/01/12	—

See accompanying notes which are an integral part of this quarterly report.

76	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	31	BRL	63	08/01/12	—
State Street Bank & Trust Co.	USD	41	BRL	85	08/01/12	—
State Street Bank & Trust Co.	USD	78	BRL	160	08/01/12	—
State Street Bank & Trust Co.	USD	156	BRL	317	08/01/12	1
State Street Bank & Trust Co.	USD	162	BRL	331	08/01/12	1
State Street Bank & Trust Co.	USD	163	BRL	333	08/01/12	1
State Street Bank & Trust Co.	USD	271	BRL	553	08/01/12	1
State Street Bank & Trust Co.	USD	6	BRL	12	08/02/12	—
State Street Bank & Trust Co.	USD	7	BRL	14	08/02/12	—
State Street Bank & Trust Co.	USD	25	BRL	51	08/02/12	—
State Street Bank & Trust Co.	USD	56	BRL	114	08/02/12	—
State Street Bank & Trust Co.	USD	475	BRL	974	08/02/12	—
State Street Bank & Trust Co.	USD	538	BRL	1,104	08/02/12	—
State Street Bank & Trust Co.	USD	584	BRL	1,198	08/02/12	—
State Street Bank & Trust Co.	USD	975	BRL	2,000	08/02/12	(1)
State Street Bank & Trust Co.	USD	1,040	BRL	2,172	08/02/12	(20)
State Street Bank & Trust Co.	USD	2,939	BRL	6,000	08/02/12	11
State Street Bank & Trust Co.	USD	475	BRL	974	10/02/12	5
State Street Bank & Trust Co.	USD	1,166	BRL	2,411	10/02/12	3
State Street Bank & Trust Co.	USD	7,322	BRL	15,447	10/02/12	(133)
State Street Bank & Trust Co.	USD	483	EUR	393	08/03/12	—
State Street Bank & Trust Co.	USD	630	GBP	402	08/03/12	—
State Street Bank & Trust Co.	USD	1,739	GBP	1,109	08/03/12	—
State Street Bank & Trust Co.	USD	24	HKD	186	08/01/12	—
State Street Bank & Trust Co.	USD	41	HKD	321	08/01/12	—
State Street Bank & Trust Co.	USD	402	HKD	3,118	08/01/12	—
State Street Bank & Trust Co.	USD	11	HKD	88	08/02/12	—
State Street Bank & Trust Co.	USD	24	HKD	187	08/02/12	—
State Street Bank & Trust Co.	USD	597	HKD	4,629	08/02/12	—
State Street Bank & Trust Co.	USD	1,651	HKD	12,803	08/02/12	—
State Street Bank & Trust Co.	USD	1,961	HKD	15,204	08/02/12	—
State Street Bank & Trust Co.	USD	6,152	HKD	47,704	08/02/12	—
State Street Bank & Trust Co.	USD	2,063	HKD	16,000	09/19/12	—
State Street Bank & Trust Co.	USD	288	HUF	65,809	08/03/12	—
State Street Bank & Trust Co.	USD	491	HUF	112,250	08/03/12	—
State Street Bank & Trust Co.	USD	5	IDR	45,794	08/01/12	—
State Street Bank & Trust Co.	USD	27	IDR	258,043	08/01/12	—
State Street Bank & Trust Co.	USD	41	IDR	388,948	08/01/12	—
State Street Bank & Trust Co.	USD	107	IDR	1,011,028	08/01/12	—
State Street Bank & Trust Co.	USD	123	IDR	1,171,776	08/01/12	—
State Street Bank & Trust Co.	USD	3	IDR	33,110	08/02/12	—
State Street Bank & Trust Co.	USD	14	IDR	129,031	08/02/12	—
State Street Bank & Trust Co.	USD	55	IDR	517,829	08/02/12	—
State Street Bank & Trust Co.	USD	1,504	INR	84,000	09/18/12	8
State Street Bank & Trust Co.	USD	2,074	INR	115,000	09/18/12	25
State Street Bank & Trust Co.	USD	6,005	KRW	7,146,173	09/14/12	(297)
State Street Bank & Trust Co.	USD	875	KRW	1,000,000	09/19/12	(6)
State Street Bank & Trust Co.	USD	2,348	KRW	2,700,000	09/19/12	(33)
State Street Bank & Trust Co.	USD	1,269	MXN	17,706	09/14/12	(57)
State Street Bank & Trust Co.	USD	362	MXN	5,000	09/19/12	(12)
State Street Bank & Trust Co.	USD	1,204	MXN	16,000	09/19/12	7
State Street Bank & Trust Co.	USD	22	MYR	68	08/01/12	—
State Street Bank & Trust Co.	USD	537	MYR	1,693	08/01/12	(4)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	77

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	12	MYR	37	08/02/12	—
State Street Bank & Trust Co.	USD	1,412	MYR	4,508	09/14/12	(24)
State Street Bank & Trust Co.	USD	9	PHP	371	08/01/12	—
State Street Bank & Trust Co.	USD	162	PHP	6,763	08/03/12	—
State Street Bank & Trust Co.	USD	475	PLN	1,586	08/03/12	—
State Street Bank & Trust Co.	USD	644	PLN	2,151	08/03/12	—
State Street Bank & Trust Co.	USD	1,620	PLN	5,806	09/14/12	(109)
State Street Bank & Trust Co.	USD	742	RUB	24,645	09/14/12	(17)
State Street Bank & Trust Co.	USD	2,323	RUB	77,655	09/14/12	(70)
State Street Bank & Trust Co.	USD	2,846	RUB	97,449	09/14/12	(156)
State Street Bank & Trust Co.	USD	506	SEK	3,438	08/03/12	—
State Street Bank & Trust Co.	USD	188	SGD	234	08/03/12	—
State Street Bank & Trust Co.	USD	271	THB	8,530	08/06/12	—
State Street Bank & Trust Co.	USD	946	THB	29,815	08/06/12	(1)
State Street Bank & Trust Co.	USD	1,143	THB	36,015	08/06/12	(1)
State Street Bank & Trust Co.	USD	2,291	THB	72,189	08/06/12	(3)
State Street Bank & Trust Co.	USD	813	THB	25,931	09/14/12	(8)
State Street Bank & Trust Co.	USD	610	TRY	1,095	08/02/12	—
State Street Bank & Trust Co.	USD	846	TRY	1,519	08/02/12	(1)
State Street Bank & Trust Co.	USD	950	TRY	1,706	08/02/12	(1)
State Street Bank & Trust Co.	USD	1,940	TRY	3,485	08/02/12	(1)
State Street Bank & Trust Co.	USD	217	TRY	400	09/19/12	(5)
State Street Bank & Trust Co.	USD	328	TRY	600	09/19/12	(4)
State Street Bank & Trust Co.	USD	6	ZAR	53	08/01/12	—
State Street Bank & Trust Co.	USD	47	ZAR	381	08/03/12	1
State Street Bank & Trust Co.	USD	11	ZAR	88	08/07/12	—
State Street Bank & Trust Co.	USD	667	ZAR	5,525	08/07/12	—
State Street Bank & Trust Co.	USD	2,116	ZAR	17,521	08/07/12	(1)
State Street Bank & Trust Co.	USD	2,363	ZAR	19,563	08/07/12	(1)
State Street Bank & Trust Co.	USD	3,748	ZAR	31,033	08/07/12	(2)
State Street Bank & Trust Co.	USD	1,048	ZAR	8,787	09/14/12	(7)
State Street Bank & Trust Co.	USD	290	ZAR	2,500	09/19/12	(10)
State Street Bank & Trust Co.	USD	365	ZAR	3,000	09/19/12	4
State Street Bank & Trust Co.	USD	1,814	ZAR	15,000	09/19/12	13
State Street Bank & Trust Co.	BRL	974	USD	480	08/02/12	(4)
State Street Bank & Trust Co.	BRL	1,198	USD	585	08/02/12	(1)
State Street Bank & Trust Co.	BRL	2,000	USD	976	08/02/12	—
State Street Bank & Trust Co.	BRL	2,172	USD	1,060	08/02/12	—
State Street Bank & Trust Co.	BRL	6,000	USD	2,927	08/02/12	1
State Street Bank & Trust Co.	BRL	10,000	USD	4,855	09/05/12	(4)
State Street Bank & Trust Co.	CLP	2,122,629	USD	4,039	09/14/12	330
State Street Bank & Trust Co.	COP	4,704,814	USD	2,534	09/14/12	73
State Street Bank & Trust Co.	HKD	95,947	USD	12,373	08/02/12	—
State Street Bank & Trust Co.	HKD	5,000	USD	645	09/19/12	—
State Street Bank & Trust Co.	HKD	8,000	USD	1,031	09/19/12	—
State Street Bank & Trust Co.	HKD	30,000	USD	3,867	09/19/12	2
State Street Bank & Trust Co.	HKD	100,000	USD	12,897	09/19/12	—
State Street Bank & Trust Co.	INR	72,332	USD	1,275	09/14/12	14
State Street Bank & Trust Co.	INR	200,000	USD	3,554	09/18/12	8
State Street Bank & Trust Co.	KRW	8,000,000	USD	7,061	09/19/12	(7)
State Street Bank & Trust Co.	MXN	46,707	USD	3,216	09/14/12	282
State Street Bank & Trust Co.	MXN	30,000	USD	2,245	09/19/12	—
State Street Bank & Trust Co.	MYR	11,921	USD	3,724	09/14/12	73

See accompanying notes which are an integral part of this quarterly report.

78	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	PEN	3,154	USD	1,158	09/14/12	39
State Street Bank & Trust Co.	PHP	26,057	USD	625	08/03/12	(1)
State Street Bank & Trust Co.	PHP	101,312	USD	2,323	09/14/12	102
State Street Bank & Trust Co.	PLN	2,344	USD	701	08/03/12	—
State Street Bank & Trust Co.	PLN	5,806	USD	1,691	09/14/12	38
State Street Bank & Trust Co.	THB	472	USD	15	08/03/12	—
State Street Bank & Trust Co.	THB	66,904	USD	2,124	08/06/12	2
State Street Bank & Trust Co.	TRY	3,184	USD	1,773	08/02/12	1
State Street Bank & Trust Co.	TRY	1,270	USD	680	09/19/12	22
State Street Bank & Trust Co.	TRY	2,000	USD	1,105	09/19/12	1
State Street Bank & Trust Co.	ZAR	1,015	USD	124	08/03/12	(2)
State Street Bank & Trust Co.	ZAR	567	USD	69	08/07/12	—
State Street Bank & Trust Co.	ZAR	36,270	USD	4,380	08/07/12	2
State Street Bank & Trust Co.	ZAR	49,843	USD	5,692	09/14/12	296
State Street Bank & Trust Co.	ZAR	30,000	USD	3,602	09/19/12	—
UBS AG	USD	3,470	BRL	7,113	08/02/12	(1)
UBS AG	USD	111	ZAR	917	08/02/12	—
UBS AG	BRL	7,113	USD	3,401	08/02/12	69

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						1,741

Index Swaps Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Market Value $

Bovespa Index Futures	Goldman Sachs	BRL	11,953	Total Return of Underlying Security at Termination	08/15/12	335
Bovespa Index Futures	Goldman Sachs	BRL	13,623	Total Return of Underlying Security at Termination	08/15/12	68

Total Market Value of Open Index Swap Contracts Premiums Paid (Received) - $—						403

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	79

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Argentina	$626	$—	$—	$626
Austria	964	—	—	964
Bermuda	21,115	—	—	21,115
Brazil	200,436	—	—	200,436
Canada	6,480	—	—	6,480
Cayman Islands	68,694	—	179	68,873
Chile	13,847	—	—	13,847
China	85,772	—	—	85,772
Colombia	10,349	—	—	10,349
Cyprus	2,632	—	395	3,027
Czech Republic	1,131	—	—	1,131
Egypt	5,848	—	—	5,848
Greece	1,353	—	—	1,353
Hong Kong	85,299	—	—	85,299
Hungary	7,382	—	—	7,382
India	69,945	—	—	69,945
Indonesia	67,842	—	—	67,842
Ireland	2,034	—	—	2,034
Israel	1,759	—	—	1,759
Jersey	669	—	—	669
Kazakhstan	1,585	—	—	1,585
Luxembourg	31,641	—	—	31,641
Malaysia	30,397	—	—	30,397
Mexico	90,075	—	—	90,075
Netherlands	3,289	—	—	3,289
Nigeria	7,085	—	—	7,085
Panama	2,563	—	—	2,563
Peru	2,014	—	—	2,014
Philippines	19,790	—	—	19,790
Poland	14,327	—	—	14,327
Russia	112,469	—	341	112,810
South Africa	103,830	—	—	103,830
South Korea	213,449	—	—	213,449
Taiwan	89,386	—	—	89,386
Thailand	65,853	—	—	65,853
Turkey	53,755	—	—	53,755
United Kingdom	33,180	—	16,594	49,774
United States	9,847	—	—	9,847
Zimbabwe	754	—	—	754
Preferred Stocks	40,559	—	—	40,559
Warrants & Rights	—	2,995	—	2,995
Certificates of Participation	—	8,302	1,057	9,359
Short-Term Investments	—	67,653	—	67,653
Other Securities	—	129,584	—	129,584

Total Investments	1,580,025	208,534	18,566	1,807,125

Other Financial Instruments
Futures Contracts	2,053	—	—	2,053
Foreign Currency Exchange Contracts	(13)	1,754	—	1,741
Index Swaps Contracts	—	403	—	403

Total Other Financial Instruments*	$2,040	$2,157	$—	$4,197

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

80	Russell Emerging Markets Fund

Russell Investment Company

Russell Emerging Markets Fund

Presentation of Portfolio Holdings, continued — July 31, 2012 (Unaudited)

Amounts in thousands

The significant inputs used in determining the fair values of Level 3 securities were as follows:

Category	Inputs	Market Value $	% of Level 3 Instruments’ Total Market Value

Cayman Island	Investment Manager Fair Value Recommendation	179	1.0
Cyprus	Other	395	2.1
Russia	Other	341	1.8
United Kingdom	Investment Manager Fair Value Recommendation	16,594	89.4
Certificates of Participation	Investment Manager Fair Value Recommendation	1,057	5.7

		18,566	100.0

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were as follows:

Category and Subcategory	Beginning Balance 11/1/2011	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/2012	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 07/31/2012

Common Stock
Cayman Islands	$785	$—	$—	$—	$—	$—	$—	$(606)	$179	$(606)
Cyprus	525	—	—	—	—	—	—	(130)	395	(130)
Russia	498	—	125	—	(62)	—	—	30	341	30
South Korea	263	141	160	—	—	—	192	(52)	—	—
United Kingdom	25,832	—	8,221	—	3,519	—	—	(4,536)	16,594	(4,536)
Certificates of Participation	—	1,165	—	—	—	—	—	(108)	1,057	(108)
Short-Term Investments	11	1,480	2,645	—	(315)	—	—	1,469	—	—

Total Investments	27,914	2,786	11,151	—	3,142	—	192	(3,933)	18,566	(5,350)

See accompanying notes which are an integral part of this quarterly report.

Russell Emerging Markets Fund	81

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 91.9%
Consumer Discretionary - 14.7%
Amazon.com, Inc. (Æ)	43,210	10,081
AutoZone, Inc. (Æ)	2,400	901
Best Buy Co., Inc.	41,100	743
Carnival Corp.	14,700	489
CBS Corp. Class B	50,200	1,680
Coach, Inc.	46,100	2,274
Comcast Corp. Class A (Æ)	180,487	5,807
DIRECTV, Inc. Class A (Æ)	9,400	467
DISH Network Corp. Class A	6,400	197
DR Horton, Inc. (Ñ)	11,200	197
eBay, Inc. (Æ)	77,150	3,418
Expedia, Inc.	12,200	695
Family Dollar Stores, Inc.	1,800	119
Ford Motor Co. (Ñ)	137,377	1,269
General Motors Co. (Æ)	89,100	1,756
Home Depot, Inc.	35,200	1,837
International Game Technology	8,900	101
Johnson Controls, Inc.	22,400	552
Kohl’s Corp.	44,909	2,233
Las Vegas Sands Corp.	56,500	2,058
Lennar Corp. Class A (Ñ)	2,800	82
Lowe’s Cos., Inc.	130,490	3,311
Lululemon Athletica, Inc. (Æ)(Ñ)	3,000	169
Macy’s, Inc.	12,500	448
Marriott International, Inc. Class A	3,500	127
Marriott Vacations Worldwide Corp. (Æ)	349	11
Mattel, Inc.	2,600	91
McDonald’s Corp.	4,400	393
Netflix, Inc. (Æ)(Ñ)	15,000	853
Nike, Inc. Class B	29,400	2,744
NVR, Inc. (Æ)	200	155
priceline.com, Inc. (Æ)	4,200	2,779
PulteGroup, Inc. (Æ)	51,000	576
Ryland Group, Inc. (The)	4,000	96
Starbucks Corp.	84,160	3,811
Starwood Hotels & Resorts Worldwide, Inc. (ö)	39,510	2,139
Target Corp.	15,500	940
Time Warner Cable, Inc.	1,900	161
Time Warner, Inc.	83,100	3,251
TJX Cos., Inc.	23,100	1,023
TripAdvisor, Inc. (Æ)	1,100	41
VF Corp.	5,000	746
Viacom, Inc. Class B	44,500	2,079
WABCO Holdings, Inc. (Æ)	18,240	1,002
Wal-Mart Stores, Inc.	16,000	1,191
Walt Disney Co. (The)	7,200	354
Wyndham Worldwide Corp.	61,454	3,199
Yum! Brands, Inc.	59,040	3,828

		72,474

Consumer Staples - 6.3%
Archer-Daniels-Midland Co.	36,600	955
Campbell Soup Co. (Ñ)	14,000	464
Cia de Bebidas das Americas - ADR	40,060	1,544

	Principal Amount ($) or Shares	Market Value $
Clorox Co. (The)	7,500	545
Coca-Cola Co. (The)	83,300	6,731
Coca-Cola Enterprises, Inc.	8,900	261
Colgate-Palmolive Co.	31,590	3,391
ConAgra Foods, Inc.	11,800	291
Constellation Brands, Inc. Class A (Æ)	3,600	102
CVS Caremark Corp.	120,472	5,451
Dr Pepper Snapple Group, Inc.	9,700	442
Energizer Holdings, Inc.	500	39
General Mills, Inc.	24,400	944
Kimberly-Clark Corp.	1,700	148
Kraft Foods, Inc. Class A	60,900	2,418
Kroger Co. (The)	19,900	441
PepsiCo, Inc.	3,900	284
Philip Morris International, Inc.	34,500	3,155
Procter & Gamble Co. (The)	45,300	2,924
Tyson Foods, Inc. Class A	7,700	116
Walgreen Co.	7,400	269

		30,915

Energy - 10.8%
Anadarko Petroleum Corp.	2,100	146
Apache Corp.	52,983	4,563
Baker Hughes, Inc.	11,600	537
Cameron International Corp. (Æ)	48,057	2,416
Chevron Corp.	50,184	5,499
ConocoPhillips (Ñ)	15,600	849
Denbury Resources, Inc. (Æ)	10,300	156
Devon Energy Corp.	27,077	1,601
Dresser-Rand Group, Inc. (Æ)	44,359	2,063
Ensco PLC Class A	9,400	511
EOG Resources, Inc.	6,400	627
EQT Corp.	5,500	310
Exxon Mobil Corp.	41,946	3,643
FMC Technologies, Inc. (Æ)	42,300	1,909
Halliburton Co.	123,593	4,095
Kinder Morgan, Inc.	97,682	3,498
Marathon Oil Corp.	20,200	535
Marathon Petroleum Corp.	1,700	80
National Oilwell Varco, Inc.	73,450	5,310
Noble Energy, Inc.	14,300	1,250
Occidental Petroleum Corp.	29,900	2,602
Peabody Energy Corp.	14,600	305
Phillips 66 (Æ)	2,700	102
Pioneer Natural Resources Co.	3,700	328
Range Resources Corp.	400	25
Royal Dutch Shell PLC - ADR (Æ)	19,658	1,341
Schlumberger, Ltd.	85,550	6,096
Southwestern Energy Co. (Æ)	40,500	1,347
Valero Energy Corp.	31,100	855
Weatherford International, Ltd. (Æ)	4,800	58
Williams Cos., Inc. (The)	9,600	305

		52,962

Financial Services - 13.4%
ACE, Ltd.	37,522	2,758
Alexandria Real Estate Equities, Inc. (ö)	4,600	338

82	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Allstate Corp. (The)	11,100	381
American Express Co.	56,600	3,266
American International Group, Inc. (Æ)	26,600	832
American Tower Corp. Class A (ö)	1,100	80
Ameriprise Financial, Inc.	3,700	191
Aon PLC	31,000	1,525
Bank of America Corp.	130,000	954
Bank of New York Mellon Corp. (The)	28,400	604
Berkshire Hathaway, Inc. Class B (Æ)	9,400	798
Brandywine Realty Trust (ö)	13,800	164
Capital One Financial Corp.	26,000	1,469
Citigroup, Inc.	116,700	3,166
CME Group, Inc. Class A	2,500	130
Comerica, Inc.	9,800	296
Discover Financial Services	8,700	313
Duke Realty Corp. (ö)	11,500	166
DuPont Fabros Technology, Inc. (ö)	3,000	81
Essex Property Trust, Inc. (ö)	600	94
Everest Re Group, Ltd.	2,300	234
Fidelity National Information Services, Inc.	5,200	164
Goldman Sachs Group, Inc. (The)	36,206	3,653
Hartford Financial Services Group, Inc.	124,600	2,050
HCP, Inc. (ö)	2,000	94
Host Hotels & Resorts, Inc. (ö)	8,900	131
IntercontinentalExchange, Inc. (Æ)	18,100	2,375
Invesco, Ltd.	37,900	839
JPMorgan Chase & Co.	80,076	2,883
KeyCorp	22,900	183
Liberty Property Trust (ö)	14,500	526
Loews Corp.	27,550	1,091
Mastercard, Inc. Class A	7,883	3,441
MetLife, Inc.	186,498	5,739
Prologis, Inc. (ö)	9,600	310
Prudential Financial, Inc.	13,800	666
Regency Centers Corp. (ö)	2,800	134
Regions Financial Corp.	17,300	120
Senior Housing Properties Trust (ö)	21,000	478
Simon Property Group, Inc. (ö)	4,200	674
State Street Corp.	80,100	3,234
SunTrust Banks, Inc.	20,400	482
TD Ameritrade Holding Corp.	14,900	237
Unum Group	82,700	1,562
US Bancorp	15,200	509
Ventas, Inc. (ö)	4,400	296
Visa, Inc. Class A	65,605	8,468
Wells Fargo & Co.	230,132	7,781

		65,960

Health Care - 13.4%
Abbott Laboratories	75,785	5,025
Aetna, Inc.	4,000	144
Alexion Pharmaceuticals, Inc. (Æ)	31,800	3,334
Allergan, Inc.	35,300	2,897
Amgen, Inc.	24,704	2,041
athenahealth, Inc. (Æ)(Ñ)	11,900	1,089
Baxter International, Inc.	13,400	784
Biogen Idec, Inc. (Æ)	11,100	1,619

	Principal Amount ($) or Shares	Market Value $
CareFusion Corp. (Æ)	7,700	188
Celgene Corp. (Æ)	18,800	1,287
Cerner Corp. (Æ)	57,310	4,236
Covidien PLC	90,948	5,082
Express Scripts Holding Co. (Æ)	38,099	2,208
Humana, Inc.	10,500	647
Intuitive Surgical, Inc. (Æ)	7,090	3,414
Johnson & Johnson	14,000	969
McKesson Corp.	4,700	427
Merck & Co., Inc.	110,800	4,894
Mylan, Inc. (Æ)	124,590	2,869
Novo Nordisk A/S - ADR	16,120	2,491
PerkinElmer, Inc.	2,100	54
Perrigo Co.	21,780	2,483
Pfizer, Inc.	198,600	4,774
Regeneron Pharmaceuticals, Inc. (Æ)	17,200	2,316
Sanofi - ADR	59,300	2,410
Teva Pharmaceutical Industries, Ltd. - ADR	34,600	1,415
Thermo Fisher Scientific, Inc.	50,744	2,825
UnitedHealth Group, Inc.	72,210	3,689
Vertex Pharmaceuticals, Inc. (Æ)	6,600	320

		65,931

Materials and Processing - 4.8%
Air Products & Chemicals, Inc.	15,300	1,231
Alcoa, Inc.	63,900	541
AngloGold Ashanti, Ltd. - ADR	54,850	1,865
Ball Corp.	3,100	129
Barrick Gold Corp.	42,300	1,391
CF Industries Holdings, Inc.	1,700	333
Crown Holdings, Inc. (Æ)	4,200	151
Dow Chemical Co. (The)	9,600	276
Ecolab, Inc.	49,450	3,236
EI du Pont de Nemours & Co.	26,300	1,307
Freeport-McMoRan Copper & Gold, Inc.	6,700	226
Georgia Gulf Corp.	4,500	147
Masco Corp.	17,600	212
Monsanto Co.	35,820	3,067
Mosaic Co. (The)	61,363	3,566
PPG Industries, Inc.	2,500	274
Praxair, Inc.	55,628	5,772

		23,724

Producer Durables - 8.6%
3M Co.	8,300	757
Accenture PLC Class A	900	54
Automatic Data Processing, Inc.	55,500	3,139
CSX Corp.	128,244	2,942
Cummins, Inc.	3,900	374
Danone - ADR (Æ)	136,480	1,658
Deere & Co.	1,500	115
Emerson Electric Co.	28,300	1,352
FedEx Corp.	4,100	370
Fluor Corp.	19,800	982
General Electric Co.	80,700	1,674
Genpact, Ltd. (Æ)	4,800	84

Russell Tax-Managed U.S. Large Cap Fund	83

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Honeywell International, Inc.	61,757	3,585
Ingersoll-Rand PLC	22,300	946
Joy Global, Inc.	29,220	1,518
Norfolk Southern Corp.	8,300	615
PACCAR, Inc.	47,100	1,884
Parker Hannifin Corp.	800	64
Pitney Bowes, Inc. (Ñ)	36,100	482
Raytheon Co.	16,900	938
Southwest Airlines Co.	6,600	61
SPX Corp.	7,300	443
Textron, Inc.	4,000	104
Tyco International, Ltd.	85,848	4,716
Union Pacific Corp.	28,270	3,466
United Parcel Service, Inc. Class B	31,488	2,381
United Technologies Corp.	64,846	4,827
WW Grainger, Inc.	13,600	2,786

		42,317

Technology - 16.5%
Adobe Systems, Inc. (Æ)	11,900	367
Altera Corp.	23,800	844
Apple, Inc.	33,400	20,399
Applied Materials, Inc.	5,500	60
ASML Holding NV	44,900	2,582
Broadcom Corp. Class A (Æ)	11,700	396
CA, Inc.	119,800	2,884
Cisco Systems, Inc.	192,000	3,062
Cognizant Technology Solutions Corp. Class A (Æ)	10,600	602
Crown Castle International Corp. (Æ)	5,400	334
EMC Corp. (Æ)	19,200	503
F5 Networks, Inc. (Æ)	17,700	1,653
Facebook, Inc. Class A (Æ)(Ñ)	80,450	1,747
Freescale Semiconductor, Ltd. (Æ)(Ñ)	10,000	107
Google, Inc. Class A (Æ)	16,957	10,733
Hewlett-Packard Co.	85,400	1,558
International Business Machines Corp.	24,613	4,824
Lam Research Corp. (Æ)	22,025	758
LSI Corp. (Æ)	30,900	213
Marvell Technology Group, Ltd.	18,800	212
Microsoft Corp.	187,100	5,514
NetApp, Inc. (Æ)	6,000	196
ON Semiconductor Corp. (Æ)	24,000	167
Oracle Corp.	161,040	4,863
QUALCOMM, Inc.	116,000	6,923
Red Hat, Inc. (Æ)	39,990	2,146
Salesforce.com, Inc. (Æ)	34,900	4,340
SanDisk Corp. (Æ)	2,700	111
SAP AG - ADR (Ñ)	38,840	2,461
Texas Instruments, Inc.	21,200	577
Xilinx, Inc.	9,300	301

		81,437

	Principal Amount ($) or Shares		Market Value $
Utilities - 3.4%
AGL Resources, Inc.	1,500		61
Ameren Corp.	2,400		82
AT&T, Inc.	28,300		1,073
Atmos Energy Corp.	2,800		100
Calpine Corp. (Æ)	153,079		2,616
Canadian Natural Resources, Ltd.	59,350		1,617
CenterPoint Energy, Inc.	6,600		139
CMS Energy Corp.	6,800		168
FirstEnergy Corp.	22,100		1,110
NextEra Energy, Inc.	16,800		1,191
Northeast Utilities	2,300		92
NRG Energy, Inc.	36,100		715
NV Energy, Inc.	29,200		534
OGE Energy Corp.	5,100		271
ONEOK, Inc.	800		36
PG&E Corp.	30,700		1,417
Sempra Energy	10,900		767
Sprint Nextel Corp. (Æ)	19,400		85
Talisman Energy, Inc.	192,500		2,381
Verizon Communications, Inc.	54,000		2,438

			16,893

Total Common Stocks (cost $351,594)			452,613

Short-Term Investments - 7.4%
Russell U.S. Cash Management Fund	36,565,867	(¥)	36,566

Total Short-Term Investments (cost $36,566)			36,566

Other Securities - 1.3%
Russell Investment Company Liquidating Trust (×)	494,723	(¥)	505
Russell U.S. Cash Collateral Fund (×)	5,663,024	(¥)	5,663

Total Other Securities (cost $6,158)			6,168

Total Investments - 100.6%
(identified cost $394,318)			495,347

Other Assets and Liabilities, Net - (0.6%)			(2,821)

Net Assets - 100.0%			492,526

See accompanying notes which are an integral part of this quarterly report.

84	Russell Tax-Managed U.S. Large Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Large Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Dow Jones E-Mini Index Futures (CME)	45	USD	2,914	09/12	18
S&P E-Mini Consumer Staples Select Sector Index Futures (CME)	708	USD	25,099	09/12	388
S&P E-Mini Utilities Select Sector Futures (CME)	816	USD	31,008	09/12	665

Short Positions
S&P 500 E-Mini Index Futures (CME)	216	USD	14,846	09/12	(194)
S&P 500 Energy Sector Index Futures (CME)	109	USD	7,578	09/12	(242)
S&P 500 Materials Sector Index Futures (CME)	202	USD	7,395	09/12	55

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					690

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$72,474	$—	$—	$72,474
Consumer Staples	30,915	—	—	30,915
Energy	52,962	—	—	52,962
Financial Services	65,960	—	—	65,960
Health Care	65,931	—	—	65,931
Materials and Processing	23,724	—	—	23,724
Producer Durables	42,317	—	—	42,317
Technology	81,437	—	—	81,437
Utilities	16,893	—	—	16,893
Short-Term Investments	—	36,566	—	36,566
Other Securities	—	6,168	—	6,168

Total Investments	452,613	42,734	—	495,347

Other Financial Instruments
Futures Contracts	690	—	—	690

Total Other Financial Instruments*	$690	$—	$—	$690

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Large Cap Fund	85

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.5%
Consumer Discretionary - 18.0%
1-800-Flowers.com, Inc. Class A (Æ)	9,731	34
Aaron’s, Inc. Class A	23,004	675
Abercrombie & Fitch Co. Class A	4,900	166
Aeropostale, Inc. (Æ)	6,007	119
American Eagle Outfitters, Inc.	13,210	275
Amerigon, Inc. (Æ)	73,440	826
ANN, Inc. (Æ)	20,873	565
Arbitron, Inc.	13,531	475
Barnes & Noble, Inc. (Æ)(Ñ)	7,464	99
Beazer Homes USA, Inc. (Æ)(Ñ)	22,791	53
Biglari Holdings, Inc. (Æ)	264	99
BJ’s Restaurants, Inc. (Æ)	18,020	713
Body Central Corp. (Æ)	20,900	216
Bravo Brio Restaurant Group, Inc. (Æ)	17,236	311
Brinker International, Inc.	6,390	207
Buffalo Wild Wings, Inc. (Æ)	11,100	806
Cabela’s, Inc. (Æ)	18,739	861
Callaway Golf Co. (Ñ)	14,281	78
Capella Education Co. (Æ)	12,089	321
Caribou Coffee Co., Inc. (Æ)(Ñ)	38,350	436
CarMax, Inc. (Æ)	6,024	168
Carter’s, Inc. (Æ)	10,417	528
Cato Corp. (The) Class A	21,880	613
Cedar Fair, LP	17,832	562
Cheesecake Factory, Inc. (The)	14,850	498
Chico’s FAS, Inc.	11,111	170
Chuy’s Holdings, Inc. (Æ)	2,520	44
Coinstar, Inc. (Æ)(Ñ)	9,384	446
Cooper Tire & Rubber Co.	21,429	374
Crocs, Inc. (Æ)	14,490	222
Dana Holding Corp.	9,122	120
Deckers Outdoor Corp. (Æ)(Ñ)	7,055	294
Domino’s Pizza, Inc.	18,347	626
Dorman Products, Inc. (Æ)	15,406	443
DR Horton, Inc. (Ñ)	8,130	143
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	5,210	100
Ethan Allen Interiors, Inc. (Ñ)	23,009	475
Fred’s, Inc. Class A	5,632	80
Gannett Co., Inc.	6,655	94
Gaylord Entertainment Co. (Æ)	4,050	149
Gentex Corp.	6,490	104
G-III Apparel Group, Ltd. (Æ)	20,550	505
Goodyear Tire & Rubber Co. (The) (Æ)	5,998	69
Grand Canyon Education, Inc. (Æ)	6,325	105
Guess?, Inc.	14,000	421
Hanesbrands, Inc. (Æ)	2,562	77
Hertz Global Holdings, Inc. (Æ)	12,338	139
Hibbett Sports, Inc. (Æ)	19,540	1,187
Iconix Brand Group, Inc. (Æ)	6,370	113
Interpublic Group of Cos., Inc. (The)	14,186	140
Jack in the Box, Inc. (Æ)	17,620	476
John Wiley & Sons, Inc. Class A	3,050	145
Lamar Advertising Co. Class A (Æ)(Ñ)	2,710	82
Lennar Corp. Class A (Ñ)	9,790	286

	Principal Amount ($) or Shares	Market Value $
Liberty Media Corp. - Liberty Capital Class A (Æ)	1,049	99
Life Time Fitness, Inc. (Æ)	2,427	110
LKQ Corp. (Æ)	43,800	1,547
Matthews International Corp. Class A	12,782	371
Meredith Corp. (Ñ)	10,875	359
Monro Muffler Brake, Inc.	22,480	743
Office Depot, Inc. (Æ)	52,606	94
Penn National Gaming, Inc. (Æ)	6,280	244
Polaris Industries, Inc.	2,860	215
Pool Corp.	4,989	184
Proto Labs, Inc. (Æ)(Ñ)	3,732	141
PulteGroup, Inc. (Æ)	13,601	154
PVH Corp.	1,437	114
RealD, Inc. (Æ)(Ñ)	7,848	76
Red Robin Gourmet Burgers, Inc. (Æ)	2,331	70
Ross Stores, Inc.	2,500	166
Service Corp. International	12,050	155
Shoe Carnival, Inc.	6,564	146
Shutterfly, Inc. (Æ)(Ñ)	18,800	617
Signet Jewelers, Ltd.	3,997	176
Skullcandy, Inc. (Æ)(Ñ)	27,200	392
Snap-on, Inc.	4,945	335
Steven Madden, Ltd. (Æ)	6,965	282
Teavana Holdings, Inc. (Æ)(Ñ)	60,490	678
Tenneco, Inc. (Æ)	17,583	515
Tiffany & Co.	1,713	94
TiVo, Inc. (Æ)	8,638	75
Tractor Supply Co.	8,215	747
Tupperware Brands Corp.	3,498	183
Under Armour, Inc. Class A (Æ)(Ñ)	5,480	298
ValueClick, Inc. (Æ)	29,496	463
Vera Bradley, Inc. (Æ)(Ñ)	3,463	79
WMS Industries, Inc. (Æ)	17,034	313
Wolverine World Wide, Inc.	2,368	105
Wyndham Worldwide Corp.	3,214	167

		27,840

Consumer Staples - 3.8%
Casey’s General Stores, Inc.	15,551	924
Constellation Brands, Inc. Class A (Æ)	1,833	52
Flowers Foods, Inc.	21,769	465
Fresh Market, Inc. (The) (Æ)	4,710	277
Hain Celestial Group, Inc. (The) (Æ)	7,425	413
Harris Teeter Supermarkets, Inc.	4,139	171
Herbalife, Ltd.	3,140	172
JM Smucker Co. (The)	1,628	125
Monster Beverage Corp. (Æ)	2,242	149
Peet’s Coffee & Tea, Inc. (Æ)(Ñ)	12,400	935
PetMed Express, Inc.(Ñ)	5,775	56
Ralcorp Holdings, Inc. (Æ)	2,473	148
Sanderson Farms, Inc.	6,125	226
TreeHouse Foods, Inc. (Æ)	20,245	1,134
United Natural Foods, Inc. (Æ)	12,331	670

		5,917

86	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Energy - 3.4%
Basic Energy Services, Inc. (Æ)(Ñ)	12,175	132
Bill Barrett Corp. (Æ)	13,341	281
Cabot Oil & Gas Corp.	13,980	590
Comstock Resources, Inc. (Æ)	7,762	126
Core Laboratories NV	2,390	267
Dril-Quip, Inc. (Æ)	12,000	880
Exterran Holdings, Inc. (Æ)	6,626	98
First Solar, Inc. (Æ)(Ñ)	5,823	90
GT Advanced Technologies, Inc. (Æ)(Ñ)	23,342	120
Lufkin Industries, Inc.	2,406	111
Oceaneering International, Inc.	3,328	172
Oil States International, Inc. (Æ)	2,698	196
Plains Exploration & Production Co. (Æ)	3,280	131
Quicksilver Resources, Inc. (Æ)(Ñ)	30,772	139
Rosetta Resources, Inc. (Æ)	3,716	155
SandRidge Energy, Inc. (Æ)(Ñ)	13,772	94
Superior Energy Services, Inc. (Æ)	17,417	377
Tesoro Corp.	6,407	177
Walter Energy, Inc. Class A	1,508	52
Whiting Petroleum Corp. (Æ)	13,057	527
Willbros Group, Inc. (Æ)	52,894	362
World Fuel Services Corp.	4,108	166

		5,243

Financial Services - 18.7%
Advent Software, Inc. (Æ)	34,940	795
Affiliated Managers Group, Inc. (Æ)	3,150	351
Alleghany Corp. (Æ)	98	34
American Equity Investment Life Holding Co.	57,473	671
Apollo Investment Corp.	8,068	62
Ares Capital Corp.	10,550	175
Argo Group International Holdings, Ltd.	14,954	440
Assured Guaranty, Ltd.	7,127	85
Axis Capital Holdings, Ltd.	5,601	184
Banco Latinoamericano de Comercio Exterior SA Class E	6,718	137
Bank of Hawaii Corp.	8,637	403
Bank of the Ozarks, Inc.	23,160	746
BGC Partners, Inc. Class A	16,581	82
BioMed Realty Trust, Inc. (ö)	17,010	320
Broadridge Financial Solutions, Inc.	5,818	123
Brookline Bancorp, Inc.	4,655	39
Camden Property Trust (ö)	3,363	240
Cardtronics, Inc. (Æ)	9,320	289
Cash America International, Inc.	2,112	81
CBL & Associates Properties, Inc. (ö)	5,858	116
CBOE Holdings, Inc.	3,885	111
CBRE Group, Inc. Class A (Æ)	26,328	410
Cedar Realty Trust, Inc. (ö)	19,364	100
Columbia Banking System, Inc.	6,522	118
Community Bank System, Inc.	18,561	511
CreXus Investment Corp. (ö)	11,757	123
CVB Financial Corp. (Ñ)	10,947	129
DFC Global Corp. (Æ)	6,898	132
DuPont Fabros Technology, Inc. (ö)	14,775	397

	Principal Amount ($) or Shares	Market Value $
East West Bancorp, Inc.	14,440	315
Endurance Specialty Holdings, Ltd.	13,356	463
Equifax, Inc.	9,811	460
Evercore Partners, Inc. Class A	17,550	407
Extra Space Storage, Inc. (ö)	6,553	215
Ezcorp, Inc. Class A (Æ)	30,770	692
Fair Isaac Corp.	18,161	786
Federal Agricultural Mortgage Corp. Class C	6,190	156
Federal Realty Investment Trust (ö)	2,477	269
FelCor Lodging Trust, Inc. (Æ)(ö)	100,874	488
Fidelity National Financial, Inc. Class A	8,883	165
Fifth Street Finance Corp. (Ñ)	6,248	63
First Financial Bankshares, Inc. (Ñ)	12,710	438
First Industrial Realty Trust, Inc. (Æ)(ö)	45,427	579
FNB Corp.	41,150	448
Glacier Bancorp, Inc.	37,110	563
Green Dot Corp. Class A (Æ)(Ñ)	5,329	56
Greenlight Capital Re, Ltd. Class A (Æ)	1,937	46
Hanover Insurance Group, Inc. (The)	12,728	446
Health Care REIT, Inc. (ö)	2,607	162
Healthcare Realty Trust, Inc. (ö)	22,050	542
Home Properties, Inc. (ö)	7,677	504
Hudson City Bancorp, Inc.	16,855	107
Huntington Bancshares, Inc.	18,060	112
Iberiabank Corp.	2,759	129
Imperial Holdings, Inc. (Æ)(Ñ)	12,830	49
Inland Real Estate Corp. (Ñ)(ö)	14,388	115
iStar Financial, Inc. (Æ)(Ñ)(ö)	15,472	104
Kayne Anderson Energy Development Co.	5,082	126
KeyCorp	15,208	121
Macerich Co. (The) (ö)	2,415	141
Manning & Napier, Inc. Class A	5,718	78
Markel Corp. (Æ)	428	185
MarketAxess Holdings, Inc.	9,860	298
MBIA, Inc. (Æ)(Ñ)	8,108	77
MGIC Investment Corp. (Æ)(Ñ)	126,267	304
Mid-America Apartment Communities, Inc. (ö)	15,754	1,091
MSCI, Inc. Class A (Æ)	2,764	92
National Health Investors, Inc. (ö)	8,624	463
Navigators Group, Inc. (The) (Æ)	2,541	123
Old National Bancorp	38,040	466
Oritani Financial Corp.	9,092	128
PacWest Bancorp	5,060	116
PennyMac Mortgage Investment Trust (ö)	6,200	131
Post Properties, Inc. (ö)	3,920	202
ProAssurance Corp.	1,920	172
Prosperity Bancshares, Inc.	10,755	436
PS Business Parks, Inc. (ö)	7,825	529
Raymond James Financial, Inc.	4,948	166
Reinsurance Group of America, Inc. Class A	2,243	125
Resource Capital Corp. (ö)	13,779	75
Selective Insurance Group, Inc.	65,176	1,125
Signature Bank (Æ)	8,061	520
SL Green Realty Corp. (ö)	1,767	139

Russell Tax-Managed U.S. Mid & Small Cap Fund	87

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sun Communities, Inc. (Ñ)(ö)	23,646	1,102
Tanger Factory Outlet Centers (ö)	6,269	202
Texas Capital Bancshares, Inc. (Æ)	6,450	278
Tower Group, Inc.	16,660	311
Two Harbors Investment Corp. (ö)	6,804	78
UMB Financial Corp.	10,425	501
Umpqua Holdings Corp.	44,409	554
United Bankshares, Inc. (Ñ)	11,070	258
Valley National Bancorp (Ñ)	37,719	351
Ventas, Inc. (ö)	2,728	183
Waddell & Reed Financial, Inc. Class A	5,063	147
Walter Investment Management Corp.	15,805	357
Webster Financial Corp.	17,888	367
Westamerica Bancorporation (Ñ)	7,283	335
Westwood Holdings Group, Inc.	1,242	46
WSFS Financial Corp.	2,677	111
Zions Bancorporation	6,307	115

		29,008

Health Care - 11.3%
Akorn, Inc. (Æ)	24,520	335
Alexion Pharmaceuticals, Inc. (Æ)	1,299	136
Align Technology, Inc. (Æ)	12,535	426
Amylin Pharmaceuticals, Inc. (Æ)	6,453	199
Ariad Pharmaceuticals, Inc. (Æ)	23,719	454
Auxilium Pharmaceuticals, Inc. (Æ)	4,587	124
BioMarin Pharmaceutical, Inc. (Æ)	2,637	104
Bio-Reference Labs, Inc. (Æ)(Ñ)	28,608	708
Catamaran Corp. (Æ)	19,010	1,606
Celldex Therapeutics, Inc. (Æ)(Ñ)	19,172	99
Chemed Corp.	2,573	161
Conceptus, Inc. (Æ)(Ñ)	6,513	121
Cooper Cos., Inc. (The)	2,326	175
Covance, Inc. (Æ)	2,834	133
Cubist Pharmaceuticals, Inc. (Æ)	6,630	285
Endo Health Solutions, Inc. (Æ)	2,970	88
Exelixis, Inc. (Æ)(Ñ)	22,988	144
Greatbatch, Inc. (Æ)	17,627	402
Greenway Medical Technologies (Æ)(Ñ)	31,659	433
Haemonetics Corp. (Æ)	15,632	1,124
HealthSouth Corp. (Æ)	14,987	336
Henry Schein, Inc. (Æ)	1,797	134
HMS Holdings Corp. (Æ)	26,090	898
Hologic, Inc. (Æ)	9,896	183
IDEXX Laboratories, Inc. (Æ)	3,290	290
IPC The Hospitalist Co., Inc. (Æ)	21,362	919
Isis Pharmaceuticals, Inc. (Æ)(Ñ)	9,116	110
Kindred Healthcare, Inc. (Æ)(Ñ)	4,071	39
LifePoint Hospitals, Inc. (Æ)	9,464	361
Magellan Health Services, Inc. (Æ)	7,596	366
MedAssets, Inc. (Æ)	9,380	124
Medivation, Inc. (Æ)	4,210	420
MEDNAX, Inc. (Æ)(Ñ)	2,682	177
Meridian Bioscience, Inc.	5,962	100
Merit Medical Systems, Inc. (Æ)	35,553	480
MWI Veterinary Supply, Inc. (Æ)	14,817	1,350
Neogen Corp. (Æ)	15,582	599

	Principal Amount ($) or Shares	Market Value $
Omnicell, Inc. (Æ)	8,346	109
Onyx Pharmaceuticals, Inc. (Æ)	4,330	325
Orexigen Therapeutics, Inc. (Æ)(Ñ)	26,292	130
Orthofix International NV (Æ)	3,868	159
Pharmacyclics, Inc. (Æ)(Ñ)	3,080	164
PSS World Medical, Inc. (Æ)	14,728	308
Quality Systems, Inc.	2,976	48
Questcor Pharmaceuticals, Inc. (Æ)(Ñ)	3,420	126
Regeneron Pharmaceuticals, Inc. (Æ)	396	53
Seattle Genetics, Inc. (Æ)(Ñ)	4,553	119
Sunrise Senior Living, Inc. (Æ)(Ñ)	75,880	507
Tenet Healthcare Corp. (Æ)	19,776	91
US Physical Therapy, Inc.	24,333	625
ViroPharma, Inc. (Æ)	6,312	137
Watson Pharmaceuticals, Inc. Class B (Æ)	2,279	177
Wright Medical Group, Inc. (Æ)	19,375	361

		17,582

Materials and Processing - 4.8%
AAON, Inc.	7,211	132
Acuity Brands, Inc.	7,419	430
Airgas, Inc.	1,983	157
AK Steel Holding Corp. (Ñ)	20,577	109
Albemarle Corp.	5,790	337
Allied Nevada Gold Corp. (Æ)	3,643	94
Ashland, Inc.	1,528	108
Ball Corp.	4,470	186
Belden, Inc.	3,830	123
Carpenter Technology Corp.	9,881	473
Clarcor, Inc.	9,925	480
Coeur d’Alene Mines Corp. (Æ)	2,755	45
Compass Minerals International, Inc.	7,268	526
Crown Holdings, Inc. (Æ)	11,623	417
Eagle Materials, Inc.	4,568	159
Eastman Chemical Co.	3,528	184
Horsehead Holding Corp. (Æ)	11,069	100
Interline Brands, Inc. (Æ)	18,364	466
Intrepid Potash, Inc. (Æ)	17,325	404
Koppers Holdings, Inc.	15,650	515
Lennox International, Inc.	3,585	157
Minerals Technologies, Inc.	8,461	541
Owens Corning (Æ)	9,961	267
Packaging Corp. of America	5,026	155
Post Holdings, Inc. (Æ)	1,236	37
RPM International, Inc.	8,007	212
Schnitzer Steel Industries, Inc. Class A	4,758	137
Sonoco Products Co.	3,503	106
Steel Dynamics, Inc.	7,194	93
Universal Forest Products, Inc.	2,625	84
WR Grace & Co. (Æ)	3,939	221

		7,455

Producer Durables - 16.6%
Accuride Corp. (Æ)	65,487	340
Actuant Corp. Class A	17,597	501
ADA-ES, Inc. Class A (Æ)(Ñ)	6,960	158
Advisory Board Co. (The) (Æ)	27,529	1,238

88	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Aircastle, Ltd.	8,190	97
Alaska Air Group, Inc. (Æ)	6,130	214
Allegiant Travel Co. Class A (Æ)	2,304	164
Ametek, Inc.	4,870	151
Applied Industrial Technologies, Inc.	4,854	180
Arkansas Best Corp.	12,800	175
Atlas Air Worldwide Holdings, Inc. (Æ)	5,460	248
Babcock & Wilcox Co. (The) (Æ)	4,380	110
Barnes Group, Inc.	26,009	621
Brink’s Co. (The)	21,225	492
Bristow Group, Inc.	18,384	841
Carlisle Cos., Inc.	3,361	170
CDI Corp.	6,882	111
Celadon Group, Inc.	5,958	89
Chart Industries, Inc. (Æ)	4,370	283
Chicago Bridge & Iron Co. NV	2,196	78
Colfax Corp. (Æ)	6,080	176
Commercial Vehicle Group, Inc. (Æ)	39,531	305
Con-way, Inc.	3,100	110
Corrections Corp. of America	6,957	216
CoStar Group, Inc. (Æ)	10,500	866
Echo Global Logistics, Inc. (Æ)(Ñ)	56,000	1,010
Electronics for Imaging, Inc. (Æ)	3,439	50
EnPro Industries, Inc. (Æ)	10,295	355
ExlService Holdings, Inc. (Æ)	49,428	1,218
Forward Air Corp.	3,832	128
Franklin Electric Co., Inc.	9,355	528
G&K Services, Inc. Class A	7,000	221
Gardner Denver, Inc.	6,426	366
GATX Corp.	15,475	651
General Cable Corp. (Æ)	7,679	201
Genesee & Wyoming, Inc. Class A (Æ)	7,094	440
GrafTech International, Ltd. (Æ)	8,620	90
Granite Construction, Inc.	5,054	131
HEICO Corp.	3,886	139
Heidrick & Struggles International, Inc.	6,700	90
Herman Miller, Inc.	16,034	293
HNI Corp.	4,654	124
InnerWorkings, Inc. (Æ)(Ñ)	65,150	781
Itron, Inc. (Æ)	2,554	99
Kansas City Southern	2,395	174
KBR, Inc.	6,364	167
Liquidity Services, Inc. (Æ)	14,760	675
Littelfuse, Inc.	2,943	158
Manitowoc Co., Inc. (The) (Ñ)	5,493	66
MAXIMUS, Inc.	4,115	208
Mettler-Toledo International, Inc. (Æ)	678	105
Mistras Group, Inc. (Æ)	37,535	844
Navigant Consulting, Inc. (Æ)	9,014	105
Navistar International Corp. (Æ)	4,416	109
Old Dominion Freight Line, Inc. (Æ)	6,880	292
Orbital Sciences Corp. (Æ)	9,617	126
Pall Corp.	2,164	116
Pentair, Inc.	5,262	231
PHH Corp. (Æ)(Ñ)	25,737	417
Quanta Services, Inc. (Æ)	4,645	107
Robbins & Myers, Inc.	11,106	509

	Principal Amount ($) or Shares	Market Value $
Robert Half International, Inc.	4,436	120
Spirit Aerosystems Holdings, Inc. Class A (Æ)	8,040	189
SunOpta, Inc. (Æ)	45,375	242
Swift Transportation Co. Class A (Æ)	6,608	55
Sykes Enterprises, Inc. (Æ)	27,200	402
Taser International, Inc. (Æ)	14,055	76
Terex Corp. (Æ)	4,352	85
Tetra Tech, Inc. (Æ)	4,369	112
Titan International, Inc. (Ñ)	34,097	705
Toro Co. (The)	22,292	838
TransDigm Group, Inc. (Æ)	1,720	212
Trimas Corp. (Æ)	19,224	418
Trimble Navigation, Ltd. (Æ)	8,134	360
United Rentals, Inc. (Æ)	20,670	597
United Stationers, Inc.	22,000	555
Wabtec Corp.	8,382	664
WESCO International, Inc. (Æ)(Ñ)	3,158	176
Westport Innovations, Inc. (Æ)(Ñ)	6,400	241
Zebra Technologies Corp. Class A (Æ)	13,375	462

		25,767

Technology - 16.0%
Active Network, Inc. (The) (Æ)(Ñ)	27,502	390
Anixter International, Inc.	4,420	252
Ansys, Inc. (Æ)	20,858	1,251
AOL, Inc. (Æ)(Ñ)	5,211	166
Applied Micro Circuits Corp. (Æ)	13,404	77
Ariba, Inc. (Æ)	5,145	229
Atmel Corp. (Æ)	16,416	96
Avago Technologies, Ltd.	10,980	406
Avnet, Inc. (Æ)	5,477	173
Bottomline Technologies, Inc. (Æ)	24,528	466
Cavium, Inc. (Æ)(Ñ)	33,740	912
CIBER, Inc. (Æ)	85,004	319
comScore, Inc. (Æ)	45,182	696
Concur Technologies, Inc. (Æ)	2,510	170
DealerTrack Holdings, Inc. (Æ)	48,700	1,421
Demand Media, Inc. (Æ)	8,759	97
Digimarc Corp.	15,490	376
DigitalGlobe, Inc. (Æ)	5,661	110
Diodes, Inc. (Æ)	19,337	366
EarthLink, Inc.	121,330	831
Ebix, Inc. (Ñ)	20,200	438
Electronic Arts, Inc. (Æ)	22,160	244
Ellie Mae, Inc. (Æ)	41,800	857
Emulex Corp. (Æ)	30,058	194
Entegris, Inc. (Æ)	48,725	392
Equinix, Inc. (Æ)	983	175
Fabrinet (Æ)	33,017	438
Fairchild Semiconductor International, Inc. Class A (Æ)	29,685	411
FEI Co.	5,700	272
Integrated Device Technology, Inc. (Æ)	51,047	257
IPG Photonics Corp. (Æ)(Ñ)	6,761	350
Jabil Circuit, Inc.	7,013	152
JDS Uniphase Corp. (Æ)	22,213	219

Russell Tax-Managed U.S. Mid & Small Cap Fund	89

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Keynote Systems, Inc.	28,707	395
LivePerson, Inc. (Æ)	31,305	585
LogMeIn, Inc. (Æ)	24,000	455
LSI Corp. (Æ)	15,169	105
M/A-COM Technology Solutions Holdings, Inc. (Æ)	29,400	520
Mentor Graphics Corp. (Æ)	9,771	149
MICROS Systems, Inc. (Æ)	4,213	201
Monolithic Power Systems, Inc. (Æ)	6,476	126
NETGEAR, Inc. (Æ)	1,481	51
Newport Corp. (Æ)	8,837	99
Nuance Communications, Inc. (Æ)	4,520	92
NVE Corp. (Æ)	566	31
NXP Semiconductor NV (Æ)	13,500	305
ON Semiconductor Corp. (Æ)	15,008	104
Plexus Corp. (Æ)	24,605	707
Progress Software Corp. (Æ)	48,496	943
RADWARE, Ltd. (Æ)	7,360	223
RealPage, Inc. (Æ)(Ñ)	25,400	564
RF Micro Devices, Inc. (Æ)	19,603	76
Riverbed Technology, Inc. (Æ)	17,800	314
Rogers Corp. (Æ)	2,812	101
SBA Communications Corp. Class A (Æ)	3,103	183
ScanSource, Inc. (Æ)	1,900	55
SciQuest, Inc. (Æ)	31,500	536
SolarWinds, Inc. (Æ)	5,080	271
Spansion, Inc. Class A (Æ)	9,719	100
Splunk, Inc. (Æ)	5,340	157
Super Micro Computer, Inc. (Æ)	2,977	37
Synchronoss Technologies, Inc. (Æ)	6,060	116
Syntel, Inc.	21,537	1,252
Tangoe, Inc. (Æ)(Ñ)	31,478	604
TIBCO Software, Inc. (Æ)	19,879	558
Ubiquiti Networks, Inc. (Æ)(Ñ)	16,750	237
Ultimate Software Group, Inc. (Æ)	9,278	830
Vocus, Inc. (Æ)	19,025	329
Volterra Semiconductor Corp. (Æ)	5,800	133
Xyratex, Ltd.	5,282	63

		24,810

Utilities - 3.9%
8x8, Inc. (Æ)(Ñ)	117,500	643
ALLETE, Inc.	3,252	135
Avista Corp.	13,605	377
Black Hills Corp.	9,865	314
CenterPoint Energy, Inc.	7,554	159
Cleco Corp.	18,918	828
Connecticut Water Service, Inc.	4,800	145
El Paso Electric Co.	4,961	168
Empire District Electric Co. (The)	25,903	557
Gran Tierra Energy, Inc. (Æ)(Ñ)	17,173	78
Idacorp, Inc.	2,015	85
j2 Global, Inc. (Ñ)	24,310	728
National Fuel Gas Co.	3,059	150

	Principal Amount ($) or Shares		Market Value $
New Jersey Resources Corp.	3,300		151
Northeast Utilities	4,440		177
Northwest Natural Gas Co.	2,538		124
NorthWestern Corp.	18,940		699
PNM Resources, Inc.	4,466		93
Southwest Gas Corp.	4,202		188
Time Warner Telecom, Inc. Class A (Æ)	8,856		222
			6,021

Total Common Stocks (cost $114,919)			149,643

Short-Term Investments - 3.2%
Russell U.S. Cash Management Fund	4,995,516	(¥)	4,996

Total Short-Term Investments (cost $4,996)			4,996

Other Securities - 8.6%
Russell Investment Company Liquidating Trust (×)	748,843	(¥)	765
Russell U.S. Cash Collateral Fund (×)	12,598,374	(¥)	12,598

Total Short-Term Investments (cost $13,347)			13,363

Total Investments - 108.3% (identified cost $133,262)			168,002

Other Assets and Liabilities, Net - (8.3%)			(12,919)

Net Assets - 100.0%			155,083

See accompanying notes which are an integral part of this quarterly report.

90	Russell Tax-Managed U.S. Mid & Small Cap Fund

Russell Investment Company

Russell Tax-Managed U.S. Mid & Small Cap Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
S&P Midcap 400 E-Mini Index Futures (CME)	57	USD	5,350	09/12	(104)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(104)

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Consumer Discretionary	$27,840	$—	$—	$27,840
Consumer Staples	5,917	—	—	5,917
Energy	5,243	—	—	5,243
Financial Services	29,008	—	—	29,008
Health Care	17,582	—	—	17,582
Materials and Processing	7,455	—	—	7,455
Producer Durables	25,767	—	—	25,767
Technology	24,810	—	—	24,810
Utilities	6,021	—	—	6,021
Short-Term Investments	—	4,996	—	4,996
Other Securities	—	13,363	—	13,363

Total Investments	149,643	18,359	—	168,002

Other Financial Instruments
Futures Contracts	(104)	—	—	(104)

Total Other Financial Instruments*	$(104)	$—	$—	$(104)

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax-Managed U.S. Mid & Small Cap Fund	91

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Fixed Income Investments - 83.6%
Argentina - 1.3%
Argentine Republic Government International Bond
Series $DSC
8.280% due 12/31/33		2,512	1,614
Series 1
8.750% due 06/02/17		1,210	1,089
Series dis
5.830% due 12/31/33	ARS	3,170	802
Series disEUR
7.820% due 12/31/33	EUR	5,702	3,719
Series dscEUR
7.820% due 12/31/33	EUR	2,008	1,309
Series EURGDP
6.500% due 12/15/35 (Ê)	EUR	6,150	714
Capex SA
10.000% due 03/10/18 (Þ)		646	388
City of Buenos Aires Argentina
9.950% due 03/01/17 (Þ)		515	417
Empresa Distribuidora Y Comercializadora Norte
9.750% due 10/25/22 (Þ)		329	123
Series REGS
9.750% due 10/25/22		250	94
IRSA Inversiones y Representaciones SA
11.500% due 07/20/20 (Þ)		500	440

			10,709

Australia - 0.2%
FMG Resources August 2006 Pty, Ltd.
6.875% due 04/01/22 (Þ)		1,380	1,377

Austria - 0.1%
OGX Austria GmbH
8.500% due 06/01/18 (Þ)		610	538

Bermuda - 0.4%
Digicel Group, Ltd.
9.125% due 01/15/15 (Þ)		240	244
Series REGS
10.500% due 04/15/18		500	534
Paradigm Ltd.
1.000% due 07/24/20		1,340	1,336
Qtel International Finance, Ltd.
5.000% due 10/19/25 (Þ)		295	325
Series REGS
4.750% due 02/16/21		700	770
5.000% due 10/19/25		200	221

			3,430

Brazil - 0.8%
Banco Cruzeiro do Sul SA
Series REGS
8.875% due 09/22/20		341	113

	Principal Amount ($) or Shares		Market Value $

BM&FBovespa SA
5.500% due 07/16/20 (Þ)		299	325
Series REGS
5.500% due 07/16/20		200	217
BR Malls International Finance, Ltd.
8.500% due 01/29/49 (ƒ)(Þ)		165	174
Brazilian Government International Bond
8.750% due 02/04/25		558	896
10.125% due 05/15/27		512	909
8.250% due 01/20/34		1,207	2,024
7.125% due 01/20/37		480	739
Globo Comunicacao e Participacoes SA
Series REGS
9.375% due 07/20/15 (ƒ)		233	250
Hypermarcas SA
6.500% due 04/20/21 (Þ)		150	148
Itau Unibanco Holding SA/Cayman Island
5.650% due 03/19/22 (Þ)		358	365
NET Servicos de Comunicacao SA
7.500% due 01/27/20		432	500
Telemar Norte Leste SA
5.500% due 10/23/20 (Þ)		306	314

			6,974

Canada - 0.7%
Artic Glacier
1.000% due 07/19/18		1,440	1,411
Cascades, Inc.
7.750% due 12/15/17		1,935	2,003
Novelis, Inc.
8.375% due 12/15/17		296	324
8.750% due 12/15/20		1,895	2,104

			5,842

Cayman Islands - 1.3%
Braskem Finance, Ltd.
7.375% due 12/31/49 (ƒ)(Þ)		350	362
China Liansu Group Holdings, Ltd.
7.875% due 05/13/16 (Þ)		200	193
Countrywide Holdings, Ltd.
Series REGS
10.000% due 05/08/18	GBP	1,515	2,387
Doha Finance, Ltd.
3.500% due 03/14/17		200	204
DP World Sukuk Ltd.
6.250% due 07/02/17		450	490
Dubai Holding Commercial Operations MTN, Ltd.
4.750% due 01/30/14	EUR	50	59
Series EMtN
6.000% due 02/01/17	GBP	350	484
General Shopping Finance, Ltd.
10.000% due 11/09/15 (ƒ)(Þ)		263	263
Series REGS
10.000% due 12/29/49 (ƒ)		100	100

92	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Grupo Aval, Ltd.
5.250% due 02/01/17 (Þ)		200	212
Gruposura Finance
5.700% due 05/18/21 (Þ)		761	807
Hutchison Whampoa International 10, Ltd.
Series REGS
6.000% due 12/29/49 (ƒ)		211	218
Hutchison Whampoa International 11, Ltd.
4.625% due 01/13/22 (Þ)		400	427
IPIC GMTN, Ltd.
3.750% due 03/01/17 (Þ)		450	470
Kaisa Group Holdings, Ltd.
Series REGS
13.500% due 04/28/15		106	103
MAF Sukuk, Ltd.
5.850% due 02/07/17		500	534
MIE Holdings Corp.
9.750% due 05/12/16 (Þ)		200	198
Minerva Overseas II, Ltd.
10.875% due 11/15/19 (Þ)		100	103
Mongolian Mining Corp.
Series 144a
8.875% due 03/29/17 (Þ)		333	335
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350% due 06/30/21 (Þ)		470	510
Odebrecht Finance, Ltd.
5.125% due 06/26/22 (Þ)		211	216
Series REGS
7.000% due 04/21/20		150	166
Petrobras International Finance Co. - Pifco
2.875% due 02/06/15		177	181
5.375% due 01/27/21		130	145
Saudi Electricity Global Sukuk Co.
Series REGS
2.665% due 04/03/17		400	409
4.211% due 04/03/22		200	217
Schahin II Finance Co. SPV, Ltd.
5.875% due 09/25/22 (Þ)		390	404
Swire Pacific MTN Financing, Ltd.
4.500% due 02/28/22		400	423
Tencent Holdings, Ltd.
4.625% due 12/12/16 (Þ)		200	210

			10,830

Chile - 0.6%
Banco del Estado de Chile
3.875% due 02/08/22 (Þ)		1,171	1,231
Cencosud SA
5.500% due 01/20/21 (Þ)		500	528
Chile Government International Bond
5.500% due 08/05/20	CLP	350,000	792

	Principal Amount ($) or Shares		Market Value $

Corp. Nacional del Cobre de Chile
3.000% due 07/17/22 (Å)		526	524
4.250% due 07/17/42 (Å)		1,260	1,279
Series REGS
6.150% due 10/24/36		522	679

			5,033

Colombia - 1.8%
Bogota Distrito Capital
Series REGS
9.750% due 07/26/28	COP	3,000,000	2,453
Colombia Government International Bond
7.750% due 04/14/21	COP	1,391,000	977
8.125% due 05/21/24		715	1,067
7.375% due 09/18/37		3,542	5,535
6.125% due 01/18/41		2,275	3,145
Emgesa SA ESP
Series REGS
8.750% due 01/25/21	COP	1,000,000	632
Empresa de Energia de Bogota SA
6.125% due 11/10/21 (Þ)		500	532
Empresas Publicas de Medellin ESP
Series REGS
8.375% due 02/01/21	COP	1,000,000	626
Transportadora de Gas Internacional SA ESP
5.700% due 03/20/22 (Þ)		300	314

			15,281

Croatia - 0.4%
Croatia Government International Bond
6.250% due 04/27/17 (Þ)		521	539
6.375% due 03/24/21 (Þ)		1,086	1,109
Series REGS
6.625% due 07/14/20		1,778	1,831

			3,479

Cyprus - 0.0%
Mriya Agro Holding PLC
10.950% due 03/30/16 (Þ)		210	185

Denmark - 0.2%
ISS A/S
Series REGS
8.875% due 05/15/16	EUR	1,600	2,028

Dominican Republic - 0.0%
Capital Cana SA
10.000% due 04/30/16 (Ø)(Þ)		250	50

El Salvador - 0.2%
El Salvador Government International Bond
Series REGS
7.375% due 12/01/19		1,328	1,493

Russell Global Opportunistic Credit Fund	93

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Republic of El Salvador
7.750% due 01/24/23		311	352

			1,845

France - 0.9%
Cie Generale de Geophysique - Veritas
6.500% due 06/01/21		2,000	2,060
Faurecia
9.375% due 12/15/16	EUR	750	1,000
Lafarge SA
6.750% due 12/16/19	EUR	1,615	2,042
Rexel SA
7.000% due 12/17/18	EUR	1,540	2,065

			7,167

Germany - 1.2%
ALBA Group PLC & Co. KG
8.000% due 05/15/18 (Þ)	EUR	1,790	2,257
Deutsche Bank AG/London
9.375% due 02/13/18 (Þ)		1,604	1,203
Kabel Deutschland Holding AG
6.500% due 07/31/17 (Þ)	EUR	590	771
KUKA AG
Series REGS
8.750% due 11/15/17	EUR	1,680	2,243
Styrolution Group GmbH
7.625% due 05/15/16 (Þ)	EUR	930	973
Unitymedia GmbH
Series REGS
9.625% due 12/01/19	EUR	1,575	2,146

			9,593

Ghana - 0.1%
Republic of Ghana
Series REGS
8.500% due 10/04/17		607	680

Hong Kong - 0.0%
Yancoal International Resources Development Co., Ltd.
5.730% due 05/16/22 (Þ)		336	343

Hungary - 1.4%
Hungary Government Bond
Series 15/C
7.750% due 08/24/15	HUF	770,000	3,401
Series 17/A
6.750% due 11/24/17	HUF	665,000	2,815
Series 17/B
6.750% due 02/24/17	HUF	165,000	702
Series 22/A
7.000% due 06/24/22	HUF	360,000	1,526
Hungary Government International Bond
4.500% due 01/29/14	EUR	724	884

	Principal Amount ($) or Shares		Market Value $

5.500% due 05/06/14	GBP	61	94
5.000% due 03/30/16	GBP	209	295
3.500% due 07/18/16	EUR	999	1,106
4.375% due 07/04/17	EUR	262	289
5.750% due 06/11/18	EUR	293	338

			11,450

Indonesia - 2.2%
Adaro Indonesia PT
Series REGS
7.625% due 10/22/19		296	316
Indonesia Government International Bond
Series REGS
4.875% due 05/05/21		210	238
Indonesia Treasury Bond
Series FR59
7.000% due 05/15/27	IDR	22,540,000	2,573
Series FR61
7.000% due 05/15/22	IDR	69,559,000	8,048
Series FR62
6.375% due 04/15/42	IDR	2,000,000	207
Republic of Indonesia
11.625% due 03/04/19		3,242	4,920
5.875% due 03/13/20		1,643	1,959
8.500% due 10/12/35		111	173

			18,434

Iraq - 0.7%
Republic of Iraq
Series REGS
5.800% due 01/15/28		6,779	5,915

Ireland - 0.5%
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.875% due 09/25/17 (Þ)		200	213
Ardagh Packaging Finance PLC
Series REGS
9.250% due 10/15/20	EUR	1,650	2,045
Metalloinvest Finance, Ltd.
6.500% due 07/21/16 (Þ)		300	298
Novatek OAO via Novatek Finance, Ltd.
6.604% due 02/03/21 (Þ)		353	407
Series REGS
5.326% due 02/03/16		235	249
SCF Capital, Ltd.
5.375% due 10/27/17 (Þ)		361	357
Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC
7.748% due 02/02/21 (Þ)		228	227

			3,796

Jersey - 0.0%
West China Cement, Ltd.
Series REGS
7.500% due 01/25/16		268	234

94	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Kazakhstan - 0.8%
BTA Bank JSC
Zero coupon due 06/30/20 (Ø)(Þ)		1,427	110
Series REGS
10.750% due 07/01/18 (Ø)		1,348	243
KazMunayGas National Co.
6.375% due 04/09/21 (Þ)		1,355	1,571
Series REGS
11.750% due 01/23/15		1,550	1,877
7.000% due 05/05/20		2,364	2,778
Zhaikmunai LLP
Series REGS
10.500% due 10/19/15		430	439

			7,018

Lithuania - 0.7%
Lithuania Government International Bond
6.625% due 02/01/22 (Þ)		1,423	1,688
Series REGS
6.125% due 03/09/21		3,250	3,717
6.625% due 02/01/22		490	582

			5,987

Luxembourg - 4.0%
Aguila 3 SA
7.875% due 01/31/18 (Þ)		695	737
Series REGS
7.875% due 01/31/18	CHF	850	923
ALROSA Finance SA
Series REGS
7.750% due 11/03/20		200	216
APERAM
7.750% due 04/01/18 (Þ)		2,515	2,075
Capsugel FinanceCo SCA
9.875% due 08/01/19 (Þ)	EUR	1,800	2,458
ConvaTec Healthcare E SA
7.375% due 12/15/17 (Þ)	EUR	635	819
Series REGS
7.375% due 12/15/17	EUR	1,140	1,469
Expro Finance Luxembourg SCA
8.500% due 12/15/16 (Þ)		1,325	1,315
Gategroup Finance Luxembourg SA
6.750% due 03/01/19 (Þ)	EUR	1,610	2,028
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Å)		431	448
Greif Luxembourg Finance SCA
7.375% due 07/15/21 (Þ)	EUR	700	913
Series REGS
7.375% due 07/15/21	EUR	810	1,056
INEOS Group Holdings SA
Series REGS
7.875% due 02/15/16	EUR	950	999
Intelsat Jackson Holdings SA
7.250% due 10/15/20		2,500	2,669
7.250% due 10/15/20 (Þ)		75	79

	Principal Amount ($) or Shares		Market Value $

KION Finance SA
Series REGS
7.875% due 04/15/18	EUR	2,000	2,356
Ontex IV SA
9.000% due 04/15/19 (Þ)	EUR	1,050	1,124
Series REGS
7.500% due 04/15/18	EUR	600	738
9.000% due 04/15/19	EUR	450	482
Picard Bondco SA
Series REGS
9.000% due 10/01/18	EUR	1,520	2,020
Sberbank of Russia Via SB Capital SA
6.125% due 02/07/22 (Þ)		400	435
Sunrise Communications Holdings SA
8.500% due 12/31/18 (Þ)	EUR	1,730	2,299
Telenet Finance III Luxembourg SCA
Series REGS
6.625% due 02/15/21	EUR	500	638
Telenet Finance Luxembourg SCA
Series REGS
6.375% due 11/15/20	EUR	485	616
VTB Bank OJSC Via VTB Capital SA
Series REGS
6.315% due 02/22/18		696	720
6.250% due 06/30/35		326	344
Wind Acquisition Finance SA
Series REGS
11.750% due 07/15/17	EUR	1,700	1,741
Zinc Capital SA
Series REGS
8.875% due 05/15/18	EUR	1,045	1,202

			32,919

Malaysia - 2.5%
Malaysia Government Bond
Series 0111
4.160% due 07/15/21	MYR	5,740	1,944
Series 0112
3.418% due 08/15/22	MYR	1,320	423
Series 0311
4.392% due 04/15/26	MYR	3,650	1,271
Series 0312
3.197% due 10/15/15	MYR	5,000	1,604
Series 0409
3.741% due 02/27/15	MYR	3,100	1,007
Series 0511
3.580% due 09/28/18	MYR	23,000	7,473
Series 0902
4.378% due 11/29/19	MYR	3,490	1,191
Penerbahgan Malaysia Berhad
5.625% due 03/15/16		3,500	3,921

Russell Global Opportunistic Credit Fund	95

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Petronas Capital, Ltd.
Series REGS
7.875% due 05/22/22		580	816
Petronas Global Sukuk, Ltd.
4.250% due 08/12/14 (Þ)		616	648

			20,298

Mexico - 3.6%
America Movil SAB de CV
2.375% due 09/08/16		512	528
Axtel SAB de CV
7.625% due 02/01/17 (Þ)		240	137
Series REGS
9.000% due 09/22/19		165	94
Bank of New York Mellon SA Institucion de Banca Multiple
9.625% due 05/02/21 (Þ)		716	644
Grupo Bimbo SAB de CV
4.875% due 06/30/20 (Þ)		131	148
4.500% due 01/25/22 (Þ)		200	218
Grupo Televisa SAB
6.000% due 05/15/18		100	118
Mexican Bonos
Series M 10
7.250% due 12/15/16	MXN	15,200	1,250
Series M 20
7.500% due 06/03/27	MXN	19,500	1,723
Series M 30
8.500% due 11/18/38	MXN	22,800	2,164
Series M20
7.750% due 05/29/31	MXN	20,000	1,785
Series M
6.500% due 06/10/21	MXN	29,770	2,459
6.500% due 06/09/22	MXN	45,500	3,761
Mexico Government International Bond
8.300% due 08/15/31		2,353	3,871
5.750% due 10/12/10		5,678	7,097
Series MTNA
7.500% due 04/08/33		169	260
6.750% due 09/27/34		2,265	3,284
Petroleos Mexicanos
6.500% due 06/02/41		286	362

			29,903

Netherlands - 1.6%
Carlson Wagonlit BV
7.500% due 06/15/19 (Þ)	EUR	355	440
HeidelbergCement Finance BV
7.500% due 04/03/20	EUR	1,690	2,313
Indosat Palapa Co. BV
7.375% due 07/29/20 (Þ)		150	168
Listrindo Capital BV
6.950% due 02/21/19 (Þ)		200	207
Metinvest BV
8.750% due 02/14/18 (Þ)		200	185

	Principal Amount ($) or Shares		Market Value $

Myriad International Holding BV
Series REGS
6.375% due 07/28/17		570	634
OI European Group BV
Series REGS
6.750% due 09/15/20	EUR	1,535	2,040
Refresco Group BV
7.375% due 05/15/18 (Þ)	EUR	1,760	1,981
Schaeffler Finance BV
Series REGS
8.750% due 02/15/19	EUR	700	922
Sensata Technologies BV
6.500% due 05/15/19 (Þ)		1,575	1,642
UPC Holding BV
Series REGS
8.375% due 08/15/20	EUR	1,675	2,200
VimpelCom Holdings BV
Series REGS
6.255% due 03/01/17		200	199

			12,931

Panama - 1.1%
Panama Government International Bond
7.125% due 01/29/26		116	163
8.875% due 09/30/27		236	380
9.375% due 04/01/29		4,239	7,164
Series 2006-
6.700% due 01/26/36		850	1,204

			8,911

Peru - 0.9%
Banco de Credito del Peru
5.375% due 09/16/20 (Þ)		200	212
Banco de Credito del Peru/Panama
Series REGS
5.375% due 09/16/20		290	307
Corp. Azucarera del Peru SA
6.375% due 08/02/22 (Å)		131	134
Peruvian Government International Bond
8.750% due 11/21/33		1,505	2,615
5.625% due 11/18/50		688	906
Series REGS
7.840% due 08/12/20	PEN	5,780	2,660
6.950% due 08/12/31	PEN	1,800	811
Volcan Cia Minera SAA
5.375% due 02/02/22 (Þ)		100	108

			7,753

Philippines - 0.8%
Philippine Government International Bond
4.000% due 01/15/21		3,903	4,318
6.375% due 10/23/34		1,064	1,447
6.250% due 01/14/36	PHP	40,000	1,085

			6,850

96	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Poland - 1.7%
Poland Government Bond
Series 0922
5.750% due 09/23/22	PLN	7,850	2,505
Series CPI
2.750% due 08/25/23	PLN	6,881	2,072
Poland Government International Bond
6.375% due 07/15/19		3,174	3,880
4.000% due 03/23/21	EUR	652	871
5.125% due 04/21/21		851	977
5.000% due 03/23/22		3,071	3,516

			13,821

Qatar - 0.6%
Qatar Government International Bond
5.250% due 01/20/20 (Þ)		1,486	1,748
Series REGS
6.550% due 04/09/19		1,397	1,759
6.400% due 01/20/40		836	1,149
Ras Laffan Liquefied Natural Gas Co., Ltd. II
Series REGS
5.298% due 09/30/20		210	235

			4,891

Romania - 0.2%
Romanian Government International Bond
6.750% due 02/07/22 (Þ)		342	361
Series REGS
6.750% due 02/07/22		1,142	1,208

			1,569

Russia - 2.7%
Russian Foreign Bond
Series REGS
7.500% due 03/31/30		3,435	4,264
Russian Foreign Bond - Eurobond
Series REGS
7.850% due 03/10/18	RUB	150,000	4,974
Series REGS
11.000% due 07/24/18		128	184
5.000% due 04/29/20		200	227
7.500% due 03/31/30		10,328	12,820

			22,469

Singapore - 0.1%
Bakrie Telecom Pte, Ltd.
Series REGS
11.500% due 05/07/15		519	317
PSA International Pte, Ltd.
Series GMTN
3.875% due 02/11/21		100	108

			425

	Principal Amount ($) or Shares		Market Value $

Slovakia - 0.2%
Slovakia Government International Bond
4.375% due 05/21/22 (Þ)		1,465	1,509

South Africa - 2.8%
South Africa Government Bond
Series R157
13.500% due 09/15/15	ZAR	20,000	2,960
Series R186
10.500% due 12/21/26	ZAR	32,000	4,934
Series R203
8.250% due 09/15/17	ZAR	30,000	3,986
Series R207
7.250% due 01/15/20	ZAR	30,000	3,776
South Africa Government International Bond
6.875% due 05/27/19		770	978
5.500% due 03/09/20		3,947	4,697
4.665% due 01/17/24		1,058	1,193
6.250% due 03/08/41		683	922

			23,446

South Korea - 0.3%
Export-Import Bank of Korea
4.375% due 09/15/21		675	732
Korea East-West Power Co., Ltd.
2.500% due 07/16/17 (Å)		202	202
Korea Hydro & Nuclear Power Co., Ltd.
Series REGS
4.750% due 07/13/21		500	558
Korea Western Power Co., Ltd.
3.125% due 05/10/17 (Þ)		758	781

			2,273

Spain - 0.5%
Abengoa Finance SAU
8.875% due 11/01/17 (Þ)		1,950	1,648
Cemex Espana Luxembourg
Series REGS
9.250% due 05/12/20		160	141
Obrascon Huarte Lain SA
Series RegS
7.625% due 03/15/20	EUR	1,800	2,082

			3,871

Sweden - 0.2%
Stena AB
Series REGS
7.875% due 03/15/20	EUR	1,610	1,902

Switzerland - 0.1%
Credit Suisse/Nassau
7.600% due 04/14/21	RUB	30,100	921

Russell Global Opportunistic Credit Fund	97

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Thailand - 1.3%
Thailand Government Bond
3.625% due 05/22/15	THB	63,500	2,043
3.125% due 12/11/15	THB	127,000	4,027
3.250% due 06/16/17	THB	34,300	1,088
3.650% due 12/17/21	THB	27,000	880
3.580% due 12/17/27	THB	6,000	192
Series ILB
1.200% due 07/14/21	THB	66,560	2,124

			10,354

Turkey - 2.8%
Turkey Government Bond
9.000% due 01/27/16	TRY	4,679	2,694
Series 2YR
9.000% due 03/05/14	TRY	13,000	7,398
Series 5YR
9.000% due 03/08/17	TRY	1,500	872
Series CPI
3.000% due 07/21/21	TRY	4,336	2,440
Turkey Government International Bond
7.500% due 11/07/19		1,122	1,394
7.000% due 06/05/20		3,297	4,055
5.625% due 03/30/21		319	361
5.125% due 03/25/22		1,305	1,428
6.250% due 09/26/22		2,081	2,484
Yuksel Insaat AS
Series REGS
9.500% due 11/10/15		317	254

			23,380

Ukraine - 0.4%
Ukraine Government International Bond
6.250% due 06/17/16 (Þ)		642	581
Series REGS
6.250% due 06/17/16		2,383	2,157
6.750% due 11/14/17		200	179

			2,917

United Arab Emirates - 0.1%
Dolphin Energy, Ltd.
5.500% due 12/15/21 (Þ)		200	224
Series REGS
5.888% due 06/15/19		240	269
DP World, Ltd.
Series REGS
6.850% due 07/02/37		360	382

			875

United Kingdom - 2.4%
Afren PLC
10.250% due 04/08/19 (Þ)		200	212
Anglian Water Osprey Financing PLC
7.000% due 01/31/18	GBP	1,515	2,468

	Principal Amount ($) or Shares		Market Value $

British Airways PLC
8.750% due 08/23/16	GBP	1,335	2,198
EC Finance PLC
9.750% due 08/01/17 (Þ)	EUR	910	1,128
Series REGS
9.750% due 08/01/17	EUR	120	149
Eco-Bat Finance PLC
7.750% due 02/15/17 (Þ)	EUR	1,695	2,083
Elli Finance UK PLC
8.750% due 06/15/19 (Þ)	GBP	1,100	1,794
Ferrexpo Finance PLC
7.875% due 04/07/16 (Þ)		200	186
Ineos Finance PLC
8.375% due 02/15/19 (Þ)		375	388
Kerling PLC
Series REGS
10.625% due 02/01/17	EUR	1,210	1,273
Ladbrokes Group Finance PLC
7.625% due 03/05/17	GBP	1,475	2,498
Phones4u Finance PLC
9.500% due 04/01/18 (Þ)	GBP	1,100	1,595
Series REGS
9.500% due 04/01/18	GBP	520	754
Priory Group No. 3 PLC
Series REGS
7.000% due 02/15/18	GBP	1,300	2,023
Ukreximbank Via Biz Finance PLC
Series REGS
8.375% due 04/27/15		1,056	978
Vedanta Resources PLC
8.250% due 06/07/21 (Þ)		388	367

			20,094

United States—33.4%
Altegrity, Inc.
10.500% due 11/01/15 (Þ)		4,770	4,221
AMC Entertainment, Inc.
9.750% due 12/01/20		3,670	3,982
American Residential Services LLC
12.000% due 04/15/15 (Þ)		1,110	1,116
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.000% due 05/20/22		2,090	2,221
Ameristar Casinos, Inc.
7.500% due 04/15/21		1,210	1,304
7.500% due 04/15/21 (Þ)		790	851
ARS Intermediate Holdings LLC
Series AI
13.625% due 11/15/15 (Å)		2,289	2,240
Atkore International, Inc.
9.875% due 01/01/18		2,010	1,930
Berry Petroleum Co.
6.750% due 11/01/20		1,305	1,392
6.375% due 09/15/22		270	286
Beverages & More, Inc.
9.625% due 10/01/14 (Þ)		4,295	4,467

98	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Biomet, Inc.
6.500% due 08/01/20 (Å)	1,025	1,056
Brickman Group Holdings, Inc.
9.125% due 11/01/18 (Þ)	4,220	4,183
BWAY Parent Co., Inc.
10.125% due 11/01/15	179	183
C&S Group Enterprises LLC
8.375% due 05/01/17 (Þ)	293	302
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/15	2,240	1,904
11.250% due 06/01/17	2,050	2,219
Century Aluminum Co.
8.000% due 05/15/14	150	150
Chemtura Corp.
7.875% due 09/01/18	1,950	2,111
Chesapeake Energy Corp.
6.625% due 08/15/20	1,680	1,672
Chesapeake Oilfield Operating LLC / Chesapeake Oilfield Finance, Inc.
6.625% due 11/15/19 (Þ)	445	405
CHS/Community Health Systems, Inc.
8.000% due 11/15/19	1,010	1,093
7.125% due 07/15/20	1,285	1,346
CIT Group, Inc.
5.500% due 02/15/19 (Þ)	950	1,002
5.375% due 05/15/20	1,310	1,379
Citigroup Funding, Inc.
Series EMt1
10.000% due 07/25/24 (Å)	200,000	142
Series eMt3
11.000% due 07/27/20	595,000	424
Claire’s Stores, Inc.
9.000% due 03/15/19 (Þ)	1,560	1,619
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp.
8.500% due 12/15/19	1,915	2,025
CommScope, Inc.
8.250% due 01/15/19 (Þ)	2,815	2,945
Comstock Resources, Inc.
8.375% due 10/15/17	540	540
7.750% due 04/01/19	690	666
9.500% due 06/15/20	440	461
Connolly Holdings, Inc.
1.000% due 08/11/19	3,360	3,339
CSC Holdings LLC
6.750% due 11/15/21 (Þ)	895	976
Cumulus Media Holdings, Inc.
7.750% due 05/01/19	2,260	2,192
DISH DBS Corp.
5.875% due 07/15/22 (Þ)	2,075	2,137
Dynacast International LLC / Dynacast Finance, Inc.
9.250% due 07/15/19	200	207

	Principal Amount ($) or Shares	Market Value $

Education Management LLC / Education Management Finance Corp.
8.750% due 06/01/14	1,575	1,437
Education Management, LLC
1.000% due 03/30/18	2,553	2,437
Elo Touch Solutions Inc
1.000% due 06/01/18	1,000	960
1.000% due 12/01/18	2,000	1,920
Emdeon, Inc.
11.000% due 12/31/19 (Þ)	1,415	1,610
Emergency Medical Services Corp.
8.125% due 06/01/19	3,255	3,463
Entercom Radio LLC
10.500% due 12/01/19	2,450	2,664
Equinox Holdings, Inc.
9.500% due 02/01/16 (Þ)	3,040	3,226
Expert Global Solutions, Inc.
1.000% due 04/03/18	7,771	7,776
First Data Corp.
7.375% due 06/15/19 (Þ)	585	611
8.250% due 01/15/21 (Þ)	2,305	2,299
Foresight Energy LLC / Foresight Energy Corp.
9.625% due 08/15/17 (Þ)	6,695	6,628
Global Brass and Copper, Inc.
9.500% due 06/01/19 (Þ)	2,040	2,091
Goodyear Tire & Rubber Co. (The)
7.000% due 05/15/22	625	638
Grifols, Inc.
8.250% due 02/01/18	1,435	1,571
GXS Worldwide, Inc.
9.750% due 06/15/15	7,530	7,699
Harbinger Group, Inc.
10.625% due 11/15/15	3,070	3,262
HCA Holdings, Inc.
7.750% due 05/15/21	1,240	1,350
HD Supply, Inc.
8.125% due 04/15/19 (Þ)	1,885	2,055
Health Management Associates, Inc.
7.375% due 01/15/20 (Þ)	1,705	1,839
HealthSouth Corp.
10.750% due 06/15/16	1,400,000	1,213
Hillman Group, Inc.
10.875% due 06/01/18	760	808
HUB International Holdings, Inc.
9.000% due 12/15/14 (Þ)	2,600	2,645
Icon Health & Fitness, Inc.
11.875% due 10/15/16 (Þ)	1,350	1,205
IDQ Holdings, Inc.
11.500% due 04/01/17 (Þ)	2,170	2,276
Immucor, Inc.
11.125% due 08/15/19	2,925	3,239
INC Research LLC
11.500% due 07/15/19 (Þ)	4,840	4,792
Intelligrated, Inc.
1.000% due 06/30/19	2,030	2,000

Russell Global Opportunistic Credit Fund	99

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

JBS USA LLC / JBS USA Finance, Inc.
7.250% due 06/01/21 (Þ)	1,110	1,054
Kinetic Concepts, Inc. / KCI USA Inc
10.500% due 11/01/18 (Þ)	1,985	2,099
Kraton Polymers LLC / Kraton Polymers Capital Corp.
6.750% due 03/01/19	2,195	2,288
Level 3 Financing, Inc.
8.125% due 07/01/19	565	595
9.375% due 04/01/19	1,670	1,829
8.625% due 07/15/20	450	482
Levi Strauss & Co.
7.750% due 05/15/18	775	1,004
7.625% due 05/15/20	1,500	1,599
6.875% due 05/01/22	850	875
Linn Energy LLC / Linn Energy Finance Corp.
6.500% due 05/15/19 (Þ)	1,960	1,955
6.250% due 11/01/19 (Þ)	175	173
Mead Products LLC / ACCO Brands Corp.
6.750% due 04/30/20 (Þ)	1,025	1,102
Michaels Stores, Inc.
7.750% due 11/01/18	1,590	1,703
Milk Specialties, Co.
1.000% due 12/23/18 (Þ)	1,500	1,515
Mueller Water Products, Inc.
7.375% due 06/01/17	2,205	2,238
Murray Energy Corp.
10.250% due 10/15/15 (Þ)	1,750	1,557
National Mentor Holdings, Inc.
1.000% due 02/09/17	2,427	2,392
New Star Metals, Inc.
1.000% due 06/18/15 (Å)	6,750	6,750
NGPL PipeCo LLC
9.625% due 06/01/19 (Þ)	1,720	1,871
North Atlantic Trading Co.
11.500% due 07/15/16 (Þ)	3,100	3,085
19.000% due 01/15/17 (Å)	1,248	1,170
NRG Energy, Inc.
7.625% due 01/15/18	1,350	1,438
Oasis Petroleum, Inc.
6.500% due 11/01/21	1,190	1,199
6.875% due 01/15/23	705	714
Optima Specialty Steel, Inc.
12.500% due 12/15/16 (Þ)	2,030	2,116
Paperworks Industries, Inc. Term Loan
1.000% due 07/12/16	1,412	1,384
1.000% due 07/20/16 (Å)	4,451	4,362
PC Merger Sub, Inc.
8.875% due 08/01/20 (Å)	3,395	3,514
Pemex Project Funding Master Trust
Series REGS
5.500% due 02/24/25	600	811
Physio-Control International, Inc.
9.875% due 01/15/19 (Þ)	560	603

	Principal Amount ($) or Shares	Market Value $

Pilgrim’s Pride Corp.
7.875% due 12/15/18	2,640	2,455
Pinnacle Entertainment, Inc.
7.750% due 04/01/22	1,935	2,070
Plains Exploration & Production Co.
6.750% due 02/01/22	1,980	2,119
Polymer Group, Inc.
7.750% due 02/01/19	1,960	2,107
Prestige Brands, Inc.
8.125% due 02/01/20 (Þ)	1,323	1,464
Production Resource Group, Inc.
8.875% due 05/01/19	375	283
Radiation Therapy Services, Inc.
8.875% due 01/15/17	2,240	2,105
9.875% due 04/15/17	3,500	2,284
Radnet Management, Inc.
10.375% due 04/01/18	4,070	4,090
Realogy Corp.
1.000% due 10/15/17	2,770	2,798
Reliance Holdings USA, Inc.
5.400% due 02/14/22 (Þ)	250	261
ResCare, Inc.
10.750% due 01/15/19	20	22
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
6.875% due 02/15/21	105	112
9.875% due 08/15/19 (Þ)	630	667
7.125% due 04/15/19	1,645	1,748
Scientific Games Corp.
8.125% due 09/15/18	1,465	1,590
Sealy Mattress Co.
8.250% due 06/15/14	3,870	3,836
ServiceMaster Co.
8.000% due 02/15/20	950	1,053
Severstal Columbus LLC
10.250% due 02/15/18	3,990	4,030
Sheridian Holdings, Inc.
1.000% due 06/20/20	930	932
Sitel LLC / Sitel Finance Corp.
11.000% due 08/01/17 (Þ)	3,170	3,107
Southern Copper Corp.
6.750% due 04/16/40	200	231
Sprint Capital Corp.
6.900% due 05/01/19	2,200	2,255
SSI Investments II, Ltd. / SSI Co.-Issuer LLC
11.125% due 06/01/18	1,816	2,050
Star Gas Partners, LP / Star Gas Finance Co.
8.875% due 12/01/17	440	444
Stone Energy Corp.
8.625% due 02/01/17	1,220	1,269
Summit Materials LLC / Summit Materials Finance Corp.
10.500% due 01/31/20 (Þ)	1,285	1,407
SunGard Data Systems, Inc.
7.625% due 11/15/20	1,450	1,557

100	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Sunstate Equipment Co. LLC / Sunstate Equipment Co, Inc.
12.000% due 06/15/16 (Þ)	1,460	1,497
Symbion, Inc.
8.000% due 06/15/16	750	750
Texas Competitive Electric Holdings Co. LLC / TCEH Finance, Inc.
11.500% due 10/01/20 (Þ)	2,475	1,832
Thermadyne Holdings Corp.
9.000% due 12/15/17	6,330	6,552
Townsquare Radio LLC / Townsquare Radio, Inc.
9.000% due 04/01/19 (Þ)	3,660	3,870
TransUnion Holding Co., Inc.
9.625% due 06/15/18 (Þ)	2,015	2,176
UCI International, Inc.
8.625% due 02/15/19	1,605	1,635
United Surgical Partners International, Inc.
9.000% due 04/01/20 (Þ)	2,070	2,230
Univision Communications, Inc.
6.875% due 05/15/19 (Þ)	1,500	1,560
UR Merger Sub Corp.
7.375% due 05/15/20 (Þ)	490	518
7.625% due 04/15/22 (Þ)	795	846
USG Corp.
6.300% due 11/15/16	395	384
8.375% due 10/15/18 (Þ)	795	851
7.875% due 03/30/20 (Þ)	850	904
Valeant Pharmaceuticals International
6.750% due 08/15/21 (Þ)	980	992
7.250% due 07/15/22 (Þ)	1,225	1,265
Vanguard Health Holding Co. II LLC / Vanguard Holding Co II, Inc.
8.000% due 02/01/18	1,315	1,374
7.750% due 02/01/19 (Þ)	1,225	1,274
Vision Holdings Corp.
1.000% due 11/23/16	388	390
Vulcan Materials Co.
7.500% due 06/15/21	1,385	1,532
West Corp.
7.875% due 01/15/19	1,400	1,493
Windstream Corp.
7.500% due 04/01/23	1,315	1,368
WireCo WorldGroup, Inc.
9.500% due 05/15/17	2,250	2,261
WMG Acquisition Corp.
11.500% due 10/01/18	1,120	1,240
Yonkers Racing Corp.
11.375% due 07/15/16 (Þ)	680	719

		275,738

Uruguay - 0.5%
Uruguay Government International Bond
8.000% due 11/18/22	1,067	1,558

	Principal Amount ($) or Shares		Market Value $

6.875% due 09/28/25		828	1,142
7.625% due 03/21/36		716	1,102

			3,802

Venezuela, Bolivarian Republic of - 1.7%
Bogota Distrito Capital
9.750% due 07/26/28		800,000	654
Petroleos de Venezuela SA
Series 2014
4.900% due 10/28/14		12,287	10,736
Series 2015
5.000% due 10/28/15		183	146
Series REGS
8.500% due 11/02/17		854	715
Republic of Venezuela
7.000% due 12/01/18		302	239
Venezuela Government International Bond
Series REGS
13.625% due 08/15/18		1,418	1,464

			13,954

Virgin Islands, British - 0.6%
Arcos Dorados Holdings, Inc.
Series REGS
10.250% due 07/13/16	BRL	1,400	718
Gold Fields Orogen Holding BVI, Ltd.
Series REGS
4.875% due 10/07/20		469	458
Mega Advance Investments, Ltd.
5.000% due 05/12/21 (Þ)		405	443
PCCW-HKT Capital No. 4, Ltd.
4.250% due 02/24/16		435	455
QGOG Atlantic / Alaskan Rigs, Ltd.
5.250% due 07/30/18 (Þ)		345	358
Sinochem Overseas Capital Co., Ltd.
4.500% due 11/12/20 (Þ)		1,974	2,037
Sinopec Group Overseas Development 2012, Ltd.
4.875% due 05/17/42 (Å)		300	341

			4,810

Total Long-Term Investments (cost $676,971)			690,804

Preferred Stocks - 0.4%
United States - 0.4%
Harbinger Group, Inc.(Å)(Æ)		2,000	2,729

Total Preferred Stocks (cost $2,000)			2,729

Short-Term Investments - 14.3%
Germany - 0.1%
Deutsche Bank AG/London
10.468% due 12/22/12 (Ê)(Þ)		500	505

Russell Global Opportunistic Credit Fund	101

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Kazakhstan - 0.1%
KazMunayGas National Co.
Series REGS
8.375% due 07/02/13	642		677

Malaysia - 0.1%
Malaysia Government Bond
Series 0109
2.509% due 08/27/12	1,750		559

Mexico - 1.1%
Mexico Cetes
Series BI
Zero coupon due 09/20/12	378,200		2,826
Zero coupon due 10/04/12	830,000		6,192

			9,018

Turkey - 0.4%
Turkey Government Bond
Zero coupon due 07/17/13	6,625		3,439

Ukraine - 0.2%
Ukraine Government International Bond
Series REGS
7.650% due 06/11/13	1,796		1,787

United States - 12.2%
Citigroup Funding, Inc.
Zero coupon due 01/18/13	200		1,002
JPMorgan Chase Bank NA
Series EMtN
6.000% due 08/16/12	110		1,258
Merrill Communications, LLC Term Loan B
1.000% due 11/22/12	6,743		6,414
PT Bakrie & Brothers TBK
Zero coupon due 01/18/13	444		346
Russell U.S. Cash Management Fund	84,410,231	(¥)	84,410
United States Treasury Bills
Zero coupon due 08/16/12 (ç)(ž)	2,000		2,000
Zero coupon due 08/23/12 (ç)(ž)	6,000		6,000

			101,430

	Principal Amount ($) or Shares	Market Value $

Uruguay - 0.1%
Uruguay Monetary Regulation Bills
Zero coupon due 12/13/12 (ž)	10,000	449
Uruguay Treasury Bills
Zero coupon due 12/07/12 (ž)	4,060	185
Zero coupon due 01/23/13 (ž)	2,230	100

		734

Total Short-Term Investments (cost $118,114)		118,149

Total Investments - 98.3%
(identified cost $797,085)		811,682

Other Assets and Liabilities, Net - 1.7%		14,443

Net Assets - 100.0%		826,125

See accompanying notes which are an integral part of this quarterly report.

102	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	USD	284	BRL	581	08/02/12	—
Barclays Bank PLC	USD	500	BRL	1,022	08/02/12	1
Barclays Bank PLC	USD	5,223	BRL	10,577	08/02/12	62
Barclays Bank PLC	USD	470	HUF	109,400	08/21/12	(7)
Barclays Bank PLC	USD	833	HUF	200,109	08/21/12	(39)
Barclays Bank PLC	USD	900	MXN	11,871	08/09/12	8
Barclays Bank PLC	USD	1,040	MXN	13,810	08/09/12	2
Barclays Bank PLC	USD	1,266	MXN	16,660	08/09/12	14
Barclays Bank PLC	USD	280	PHP	11,777	08/16/12	(2)
Barclays Bank PLC	USD	148	ZAR	1,216	08/15/12	2
Barclays Bank PLC	USD	206	ZAR	1,678	08/15/12	4
Barclays Bank PLC	USD	330	ZAR	2,706	08/15/12	4
Barclays Bank PLC	USD	380	ZAR	3,159	08/15/12	(1)
Barclays Bank PLC	BRL	678	USD	330	08/02/12	1
Barclays Bank PLC	BRL	1,217	USD	600	08/02/12	(6)
Barclays Bank PLC	BRL	5,143	USD	2,462	08/02/12	48
Barclays Bank PLC	BRL	5,143	USD	2,457	08/02/12	52
Barclays Bank PLC	BRL	1,038	USD	510	09/05/12	(7)
Barclays Bank PLC	BRL	10,577	USD	5,192	09/05/12	(61)
Barclays Bank PLC	IDR	20,400,000	USD	2,000	06/19/13	67
Barclays Bank PLC	MXN	14,085	USD	1,060	08/09/12	(2)
Barclays Bank PLC	NGN	169,500	USD	1,000	09/19/12	39
Barclays Bank PLC	NGN	84,850	USD	500	10/03/12	18
Barclays Bank PLC	PLN	2,104	USD	630	08/21/12	(2)
Barclays Bank PLC	RUB	65,720	USD	2,000	08/16/12	35
Barclays Bank PLC	RUB	28,347	USD	870	08/20/12	7
Barclays Bank PLC	RUB	16,193	USD	500	08/30/12	—
Barclays Bank PLC	ZAR	1,088	USD	128	08/15/12	3
Brown Brothers Harriman & Co.	USD	279	AUD	273	08/08/12	(8)
Brown Brothers Harriman & Co.	USD	2,383	AUD	2,273	09/10/12	3
Brown Brothers Harriman & Co.	USD	1,953	CAD	1,993	08/08/12	(33)
Brown Brothers Harriman & Co.	USD	2,319	CAD	2,326	09/10/12	1
Brown Brothers Harriman & Co.	USD	1,009	EUR	795	08/08/12	31
Brown Brothers Harriman & Co.	USD	506	NZD	632	08/08/12	(5)
Brown Brothers Harriman & Co.	USD	700	NZD	873	08/08/12	(7)
Brown Brothers Harriman & Co.	USD	450	NZD	556	09/10/12	1
Brown Brothers Harriman & Co.	EUR	344	USD	424	09/10/12	—
Credit Suisse First Boston	USD	242	AUD	231	09/10/12	—
Credit Suisse First Boston	USD	1,572	CAD	1,577	09/10/12	1
Credit Suisse First Boston	USD	688	EUR	558	09/10/12	1
Credit Suisse First Boston	USD	809	NZD	1,000	09/10/12	2
Credit Suisse First Boston	AUD	231	USD	243	08/08/12	—
Credit Suisse First Boston	CAD	1,577	USD	1,573	08/08/12	(1)
Credit Suisse First Boston	EUR	558	USD	687	08/08/12	(1)
Credit Suisse First Boston	NZD	1,000	USD	811	08/08/12	(2)
Deutsche Bank AG	USD	242	AUD	231	09/10/12	—
Deutsche Bank AG	USD	1,058	BRL	2,164	08/02/12	2
Deutsche Bank AG	USD	1,572	CAD	1,577	09/10/12	1
Deutsche Bank AG	USD	3,384	COP	6,069,200	08/24/12	10
Deutsche Bank AG	USD	59	EUR	48	08/31/12	—
Deutsche Bank AG	USD	10,572	EUR	8,632	08/31/12	(52)
Deutsche Bank AG	USD	688	EUR	558	09/10/12	1
Deutsche Bank AG	USD	381	GBP	245	08/31/12	(3)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	103

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Deutsche Bank AG	USD	481	GBP	309	08/31/12	(4)
Deutsche Bank AG	USD	810	NZD	1,000	09/10/12	2
Deutsche Bank AG	AUD	231	USD	243	08/08/12	(1)
Deutsche Bank AG	BRL	2,164	USD	1,037	08/02/12	19
Deutsche Bank AG	BRL	2,164	USD	1,052	09/05/12	(2)
Deutsche Bank AG	CAD	1,577	USD	1,573	08/08/12	(1)
Deutsche Bank AG	EUR	558	USD	687	08/08/12	(1)
Deutsche Bank AG	EUR	273	USD	335	08/31/12	1
Deutsche Bank AG	NZD	1,000	USD	812	08/08/12	(2)
HSBC Bank PLC	USD	279	AUD	273	08/08/12	(8)
HSBC Bank PLC	USD	242	AUD	231	09/10/12	—
HSBC Bank PLC	USD	5,223	BRL	10,577	08/02/12	62
HSBC Bank PLC	USD	1,953	CAD	1,993	08/08/12	(33)
HSBC Bank PLC	USD	1,572	CAD	1,577	09/10/12	1
HSBC Bank PLC	USD	700	COP	1,253,700	08/06/12	1
HSBC Bank PLC	USD	1,009	EUR	795	08/08/12	31
HSBC Bank PLC	USD	688	EUR	558	09/10/12	1
HSBC Bank PLC	USD	700	NZD	873	08/08/12	(7)
HSBC Bank PLC	USD	809	NZD	1,000	09/10/12	2
HSBC Bank PLC	AUD	231	USD	243	08/08/12	—
HSBC Bank PLC	BRL	291	USD	142	08/02/12	—
HSBC Bank PLC	BRL	5,143	USD	2,461	08/02/12	49
HSBC Bank PLC	BRL	5,143	USD	2,457	08/02/12	53
HSBC Bank PLC	BRL	10,577	USD	5,192	09/05/12	(61)
HSBC Bank PLC	CAD	1,577	USD	1,573	08/08/12	(1)
HSBC Bank PLC	EUR	558	USD	687	08/08/12	(1)
HSBC Bank PLC	NZD	1,000	USD	811	08/08/12	(2)
HSBC Bank PLC	PLN	30,253	USD	8,867	08/21/12	168
HSBC Bank PLC	ZAR	1,240	USD	148	08/15/12	2
JPMorgan Chase Bank	USD	279	AUD	273	08/08/12	(8)
JPMorgan Chase Bank	USD	242	AUD	231	09/10/12	—
JPMorgan Chase Bank	USD	5,222	BRL	10,577	08/02/12	60
JPMorgan Chase Bank	USD	1,953	CAD	1,993	08/08/12	(34)
JPMorgan Chase Bank	USD	1,572	CAD	1,577	09/10/12	1
JPMorgan Chase Bank	USD	1,009	EUR	795	08/08/12	31
JPMorgan Chase Bank	USD	688	EUR	558	09/10/12	1
JPMorgan Chase Bank	USD	2,004	IDR	19,000,000	08/07/12	(2)
JPMorgan Chase Bank	USD	700	NZD	873	08/08/12	(7)
JPMorgan Chase Bank	USD	809	NZD	1,000	09/10/12	2
JPMorgan Chase Bank	USD	900	PEN	2,374	08/17/12	(3)
JPMorgan Chase Bank	USD	1,130	PEN	2,997	10/15/12	(5)
JPMorgan Chase Bank	USD	525	RUB	16,900	08/16/12	2
JPMorgan Chase Bank	USD	501	ZAR	4,140	08/15/12	2
JPMorgan Chase Bank	AUD	231	USD	243	08/08/12	—
JPMorgan Chase Bank	BRL	291	USD	142	08/02/12	—
JPMorgan Chase Bank	BRL	5,143	USD	2,461	08/02/12	49
JPMorgan Chase Bank	BRL	5,143	USD	2,456	08/02/12	54
JPMorgan Chase Bank	BRL	10,577	USD	5,191	09/05/12	(60)
JPMorgan Chase Bank	CAD	1,577	USD	1,573	08/08/12	(1)
JPMorgan Chase Bank	EUR	558	USD	687	08/08/12	(1)
JPMorgan Chase Bank	IDR	29,992,500	USD	3,000	06/17/13	40
JPMorgan Chase Bank	MXN	13,779	USD	1,040	08/09/12	(4)
JPMorgan Chase Bank	NGN	78,416	USD	464	10/05/12	15

See accompanying notes which are an integral part of this quarterly report.

104	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	NZD	1,000	USD	811	08/08/12	(2)
JPMorgan Chase Bank	RUB	38,247	USD	1,170	08/16/12	14
JPMorgan Chase Bank	RUB	131,000	USD	4,000	08/16/12	56
Royal Bank of Canada	USD	279	AUD	273	08/08/12	(8)
Royal Bank of Canada	USD	1,953	CAD	1,993	08/08/12	(33)
Royal Bank of Canada	USD	1,009	EUR	795	08/08/12	31
Royal Bank of Canada	USD	700	NZD	873	08/08/12	(7)
State Street Bank & Trust Co.	USD	279	AUD	273	08/08/12	(8)
State Street Bank & Trust Co.	USD	242	AUD	231	09/10/12	—
State Street Bank & Trust Co.	USD	1,953	CAD	1,993	08/08/12	(34)
State Street Bank & Trust Co.	USD	1,572	CAD	1,577	09/10/12	1
State Street Bank & Trust Co.	USD	961	CHF	931	08/06/12	8
State Street Bank & Trust Co.	USD	66,643	EUR	53,748	08/06/12	508
State Street Bank & Trust Co.	USD	1,009	EUR	795	08/08/12	31
State Street Bank & Trust Co.	USD	688	EUR	558	09/10/12	1
State Street Bank & Trust Co.	USD	16,260	GBP	10,463	08/06/12	(144)
State Street Bank & Trust Co.	USD	700	NZD	873	08/08/12	(7)
State Street Bank & Trust Co.	USD	809	NZD	1,000	09/10/12	2
State Street Bank & Trust Co.	AUD	214	USD	218	08/08/12	6
State Street Bank & Trust Co.	AUD	231	USD	243	08/08/12	—
State Street Bank & Trust Co.	CAD	1,577	USD	1,573	08/08/12	(1)
State Street Bank & Trust Co.	CAD	2,077	USD	2,035	08/08/12	35
State Street Bank & Trust Co.	EUR	796	USD	977	08/06/12	3
State Street Bank & Trust Co.	EUR	1,408	USD	1,728	08/06/12	5
State Street Bank & Trust Co.	EUR	558	USD	687	08/08/12	(1)
State Street Bank & Trust Co.	EUR	1,183	USD	1,502	08/08/12	(46)
State Street Bank & Trust Co.	GBP	256	USD	399	08/06/12	2
State Street Bank & Trust Co.	NZD	1,000	USD	811	08/08/12	(2)

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						992

Index Swaps
Fund Receives Underlying Security	Counterparty	Notional Amount	Fund Pays Fixed Rate	Termination Date	Market Value $

JP Morgan Emerging Market Bond Index	JPMorgan Securities, Inc.	USD 13,000	1 Month LIBOR plus 0.300%	09/05/12	—

Total Market Value of Index Swap Contracts Premiums Paid (Received) - ($—) (å)					—

Credit Default Swap Contracts
Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Dow Jones CDX Index	Morgan Stanley	USD	3,960	5.000%	06/20/17	(120)
Dow Jones CDX Index	Morgan Stanley	USD	2,970	5.000%	06/20/17	(90)
Dow Jones CDX Index	Morgan Stanley	USD	15,800	5.000%	06/20/17	(479)

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($1,080) (å)						(689)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	105

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Fixed Income Investments
Argentina	$—	$10,709	$—	$10,709
Australia	—	1,377	—	1,377
Austria	—	538	—	538
Bermuda	—	3,430	—	3,430
Brazil	—	6,974	—	6,974
Canada	—	5,842	—	5,842
Cayman Islands	—	10,830	—	10,830
Chile	—	5,033	—	5,033
Columbia	—	15,281	—	15,281
Croatia	—	3,479	—	3,479
Cyprus	—	185	—	185
Denmark	—	2,028	—	2,028
Dominican Republic	—	50	—	50
El Salvador	—	1,845	—	1,845
France	—	7,167	—	7,167
Germany	—	8,390	1,203	9,593
Ghana	—	680	—	680
Hong Kong	—	343	—	343
Hungary	—	11,450	—	11,450
Indonesia	—	18,434	—	18,434
Iraq	—	5,915	—	5,915
Ireland	—	3,796	—	3,796
Jersey	—	234	—	234
Kazakhstan	—	7,018	—	7,018
Lithuania	—	5,987	—	5,987
Luxembourg	—	32,919	—	32,919
Malaysia	—	20,298	—	20,298
Mexico	—	29,903	—	29,903
Netherlands	—	12,931	—	12,931
Panama	—	8,911	—	8,911
Peru	—	7,753	—	7,753
Philippines	—	6,850	—	6,850
Poland	—	13,821	—	13,821
Qatar	—	4,891	—	4,891
Romania	—	1,569	—	1,569
Russia	—	22,469	—	22,469
Singapore	—	425	—	425
Slovakia	—	1,509	—	1,509
South Africa	—	23,446	—	23,446
South Korea	—	2,273	—	2,273
Spain	—	3,871	—	3,871
Sweden	—	1,902	—	1,902
Switzerland	—	—	921	921
Thailand	—	10,354	—	10,354
Turkey	—	23,380	—	23,380
Ukraine	—	2,917	—	2,917
United Arab Emirates	—	875	—	875
United Kingdom	—	20,094	—	20,094
United States	—	257,555	18,183	275,738
Uruguay	—	3,802	—	3,802
Venezuela, Bolivarian Republic of	—	13,954	—	13,954
Virgin Islands, British	—	4,810	—	4,810
Preferred Stocks	—	—	2,729	2,729
Short-Term Investments	—	116,643	1,506	118,149

Total Investments	—	787,140	24,542	811,682

See accompanying notes which are an integral part of this quarterly report.

106	Russell Global Opportunistic Credit Fund

Russell Investment Company

Russell Global Opportunistic Credit Fund

Presentation of Portfolio Holdings, continued — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Other Financial Instruments
Foreign Currency Exchange Contracts	$—	$992	$—	$992
Index Swap Contracts	—	—	—	—	**
Credit Default Swap Contracts	—	391	—	391

Total Other Financial Instruments*	$—	$1,383	$—	$1,383

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.
**	Less than $500.

For a description of the levels see note 2 in the Notes to Quarterly Report.

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ending July 31, 2012 were as follows:

Category and Subcategory	Beginning Balance as of 11/1/2011	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 07/31/12	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 07/31/12

Long-Term Fixed Income Investments
Brazil	$3,227	$—	$3,077	$29	$(278)	$—	$—	$99	$—	$99
Germany	—	—	—	—	—	1,203	—	—	1,203	—
Switzerland	—	1,605	589	1	(52)	—	—	(44)	921	(44)
United Kingdom	1,492	—	1,485	—	(3)	—	—	(4)	—	(4)
United States	27,978	5,797	15,308	(3)	49	—	—	(330)	18,183	(330)
Preferred Stock	1,910	—	—	—	90	—	—	729	2,729	819
Short -Term Investments	1,366	1,515	1,376	—	10	—	—	(9)	1,506	(9)

Total Investments	35,973	8,917	21,835	27	(184)	1,203	—	441	24,542	531

See accompanying notes which are an integral part of this quarterly report.

Russell Global Opportunistic Credit Fund	107

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 83.7%
Asset-Backed Securities - 5.5%
Accredited Mortgage Loan Trust
Series 2005-4 Class A2D 0.566% due 12/25/35 (Ê)	1,388	1,082
ACE Securities Corp.
Series 2005-HE5 Class M1 0.716% due 08/25/35 (Ê)	617	603
Series 2006-HE4 Class A2A 0.306% due 10/25/36 (Ê)	151	43
Series 2006-OP2 Class A2C 0.396% due 08/25/36 (Ê)	11,298	5,021
Ally Master Owner Trust
Series 2011-3 Class A2 1.810% due 05/15/16	7,625	7,750
Series 2012-1 Class A2 1.440% due 02/15/17	5,690	5,744
American Express Credit Account Master Trust
Series 2008-4 Class A 1.649% due 11/15/16 (Ê)	2,300	2,353
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class B 3.720% due 11/17/14	1,105	1,119
Series 2010-4 Class A2 0.960% due 05/08/14	828	828
Series 2010-4 Class B 1.990% due 10/08/15	2,810	2,834
Series 2011-2 Class A3 1.610% due 10/08/15	3,035	3,060
Series 2011-3 Class B 2.280% due 06/08/16	5,735	5,859
Argent Securities, Inc.
Series 2005-W2 Class A2B1 0.446% due 10/25/35 (Ê)	3,173	3,089
Asset Backed European Securitization
Series 6 1.685% due 03/15/18	3,853	6,045
Asset Backed Funding Certificates
Series 2006-HE1 Class A2C 0.406% due 01/25/37 (Ê)	21,085	8,115
Asset Backed Securities Corp. Home Equity
Series 2004-HE6 Class A1 0.521% due 09/25/34 (Ê)	80	70
Series 2006-HE3 Class A4 0.416% due 03/25/36 (Ê)	3,173	2,376
Series 2006-HE5 Class A5 0.486% due 07/25/36 (Ê)	8,729	3,106
Bear Stearns Asset Backed Securities Trust
Series 2007-HE5 Class 1A2 0.426% due 06/25/47 (Ê)	3,500	2,586

	Principal Amount ($) or Shares	Market Value $

BNC Mortgage Loan Trust
Series 2007-2 Class A2 0.346% due 05/25/37 (Ê)	292	264
Brazos Higher Education Authority
Series 2010-1 Class A2 1.667% due 02/25/35 (Ê)	5,000	4,818
CarMax Auto Owner Trust
Series 2010-1 Class A3 1.560% due 07/15/14	1,354	1,358
Carrington Mortgage Loan Trust
Series 2006-NC1 Class A4 0.556% due 01/25/36 (Ê)	18,100	7,076
Centex Home Equity
Series 2002-D Class AF4 5.210% due 11/25/28	111	111
Series 2006-A Class AV4 0.496% due 06/25/36 (Ê)	1,800	1,061
Chase Issuance Trust
Series 2007-A17 Class A 5.120% due 10/15/14	3,105	3,136
Series 2008-A8 Class A8 1.449% due 05/15/17 (Ê)	2,500	2,574
Series 2012-A3 Class A3 0.790% due 06/15/17	8,545	8,592
Chesapeake Funding LLC
Series 2012-1A Class A 0.996% due 11/07/23 (Ê)(Þ)	4,700	4,706
CIT Education Loan Trust
Series 2007-1 Class A 0.558% due 03/25/42 (Ê)(Þ)	5,112	4,652
Citicorp Residential Mortgage Securities, Inc.
Series 2007-1 Class A5 6.046% due 03/25/37	954	713
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3 Class A3 0.396% due 10/25/36 (Ê)	2,037	1,997
Series 2007-AHL3 Class A3A 0.306% due 07/25/45 (Ê)	784	513
Series 2007-AMC4 Class A2A 0.306% due 05/25/37 (Ê)	255	248
Series 2007-WFH1 Class A4 0.446% due 01/25/37 (Ê)	11,880	5,749
Conseco Finance Home Loan Trust
Series 2000-E Class M1 8.130% due 08/15/31	310	301
Conseco Finance Securitizations Corp.
Series 2001-4 Class A4 7.360% due 08/01/32	3,174	3,365
Conseco Financial Corp.
Series 1997-5 Class A6 6.820% due 05/15/29	175	183

108	Russell Strategic Bond Fund

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Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 1997-7 Class A6 6.760% due 07/15/29	440	474
Countrywide Asset-Backed Certificates
Series 2004-6 Class 2A5 0.636% due 11/25/34 (Ê)	318	295
Series 2005-4 Class AF3 4.456% due 10/25/35	202	194
Series 2005-17 Class 4A2A 0.506% due 05/25/36 (Ê)	1,654	1,591
Series 2006-3 Class 2A2 0.426% due 06/25/36 (Ê)	2,127	1,956
Series 2006-11 Class 1AF3 5.640% due 09/25/46	1,458	977
Series 2006-13 Class 1AF3 5.944% due 01/25/37	2,934	1,914
Series 2006-BC1 Class 2A2 0.426% due 04/25/36 (Ê)	102	99
Series 2006-S1 Class A2 5.549% due 08/25/21	46	63
Series 2007-4 Class A2 5.530% due 04/25/47	2,802	2,516
Series 2007-7 Class 2A1 0.326% due 10/25/47 (Ê)	11	11
Credit-Based Asset Servicing and Securitization LLC
Series 2003-CB6 Class M1 0.946% due 12/25/33 (Ê)	4,584	3,740
Series 2007-CB3 Class A1 5.007% due 03/25/37	14,700	6,184
DT Auto Owner Trust
Series 2009-1 Class A1 2.980% due 10/15/15 (Þ)	303	303
Series 2011-3A Class A 1.400% due 08/15/14 (Þ)	2,941	2,946
Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	7,088	7,091
Equifirst Mortgage Loan Trust
Series 2003-2 Class M2 1.946% due 09/25/33 (Ê)	2,382	2,051
Fannie Mae Grantor Trust
Series 2003-T4 Class 2A5 5.407% due 09/26/33	557	562
Fannie Mae REMICS
Series 1996-46 Class ZA 7.500% due 11/25/26	152	178
Series 1999-56 Class Z 7.000% due 12/18/29	589	687
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5 6.642% due 12/25/30	382	421
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF3 Class M1 0.646% due 04/25/35 (Ê)	1,741	1,695

	Principal Amount ($) or Shares	Market Value $

Series 2005-FF5 Class M1 0.696% due 03/25/35 (Ê)	2,312	2,172
Series 2007-FF1 Class A2C 0.386% due 01/25/38 (Ê)	15,010	6,807
First NLC Trust
Series 2005-2 Class AV2 0.546% due 09/25/35 (Ê)	25	25
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1 1.500% due 09/15/15	3,510	3,545
Freddie Mac Reference REMIC
Series 2006-R006 Class ZA 6.000% due 04/15/36	4,023	4,681
Freddie Mac REMICS
Series 1991-1037 Class Z 9.000% due 02/15/21	27	27
Series 1994-1730 Class Z 7.000% due 05/15/24	186	215
Fremont Home Loan Trust
Series 2006-E Class 2A1 0.306% due 01/25/37 (Ê)	22	20
Government National Mortgage Association
Series 1998-23 Class ZA 6.500% due 09/20/28	931	1,090
Series 2010-H12 Class PT 5.470% due 11/20/59	2,948	3,265
Green Tree Financial Corp.
Series 1994-1 Class A5 7.650% due 04/15/19	1,041	1,102
GSAA Trust
Series 2006-2 Class 2A3 0.516% due 12/25/35 (Ê)	3,270	3,118
GSAMP Trust
Series 2007-FM1 Class A2A 0.316% due 12/25/36 (Ê)	679	240
Harley-Davidson Motorcycle Trust
Series 2012-1 Class A1 0.235% due 08/15/13	5,830	5,832
Home Equity Asset Trust
Series 2005-6 Class M1 0.716% due 12/25/35 (Ê)	525	451
Honda Auto Receivables Owner Trust
Series 2011-3 Class A2 0.670% due 04/21/14	1,379	1,381
HSBC Home Equity Loan Trust
Series 2005-1 Class A 0.537% due 01/20/34 (Ê)	1,822	1,674
Series 2006-2 Class A1 0.397% due 03/20/36 (Ê)	3,299	3,113
Series 2007-1 Class AS 0.447% due 03/20/36 (Ê)	2,912	2,669
Series 2007-2 Class A3V 0.467% due 07/20/36 (Ê)	5,360	4,897

Russell Strategic Bond Fund	109

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSI Asset Securitization Corp. Trust
Series 2007-WF1 Class 2A4 0.496% due 05/25/37 (Ê)	9,069	4,043
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH1 Class MV1 0.476% due 11/25/36 (Ê)	2,374	1,565
Series 2007-CH2 Class AV4 0.396% due 01/25/37 (Ê)	22,370	10,811
Series 2007-HE1 Class AV1 0.306% due 03/25/47 (Ê)	115	98
Lehman XS Trust
Series 2006-9 Class A1B 0.160% due 05/25/46 (Ê)	1,638	1,146
Series 2006-13 Class 1A2 0.170% due 09/25/36 (Ê)	1,585	1,065
Series 2006-19 Class A2 0.416% due 12/25/36 (Ê)	2,314	1,565
Series 2006-4N Class A2A 0.466% due 04/25/46 (Ê)	2,816	1,572
Long Beach Mortgage Loan Trust
Series 2004-4 Class 1A1 0.806% due 10/25/34 (Ê)	39	32
Series 2004-4 Class M1 1.146% due 10/25/34 (Ê)	10,600	8,621
Series 2004-6 Class A3 1.546% due 11/25/34 (Ê)	4,284	3,528
Massachusetts Educational Financing Authority
Series 2008-1 Class A1 1.401% due 04/25/38 (Ê)	3,140	3,140
Mastr Asset Backed Securities Trust
Series 2005-WMC1 Class M2 0.696% due 03/25/35 (Ê)	3,366	3,248
Series 2006-AB1 Class A2 0.476% due 02/25/36 (Ê)	5,533	5,057
Series 2007-HE1 Class A1 0.326% due 05/25/37 (Ê)	165	157
Morgan Stanley ABS Capital I
Series 2006-WMC2 Class A2FP 0.296% due 07/25/36 (Ê)	54	15
Series 2007-HE5 Class A2C 0.496% due 03/25/37 (Ê)	3,000	1,184
Series 2007-HE5 Class A2D 0.586% due 03/25/37 (Ê)	6,943	2,773
Morgan Stanley IXIS Real Estate Capital Trust
Series 2006-2 Class A1 0.296% due 11/25/36 (Ê)	4	1
Nationstar Home Equity Loan Trust
Series 2007-A Class AV4 0.476% due 03/25/37 (Ê)	6,789	3,366

	Principal Amount ($) or Shares	Market Value $

New Century Home Equity Loan Trust
Series 2005-A Class A5 4.997% due 08/25/35	2,621	1,459
Nissan Auto Receivables Owner Trust
2.631% due 08/15/13	15,875	15,875
Series 2009-1 Class A3 5.000% due 09/15/14	128	129
Northstar Education Finance, Inc.
Series 2007-1 Class A3 0.507% due 01/29/46 (Ê)	4,850	4,394
Option One Mortgage Loan Trust
Series 2007-4 Class 2A2 0.426% due 04/25/37 (Ê)	9,554	4,470
Panhandle-Plains Higher Education Authority, Inc.
Series 2011-1 Class A3 1.411% due 10/01/37 (Ê)	2,500	2,354
Park Place Securities, Inc.
Series 2004-MHQ1 Class M1 0.946% due 12/25/34 (Ê)	405	402
Series 2004-WWF1 Class M2 0.926% due 12/25/34 (Ê)	7,886	7,741
Series 2005-WHQ2 Class A2D 0.576% due 05/25/35 (Ê)	3,820	3,703
Series 2005-WLL1 Class M1 0.666% due 03/25/35 (Ê)	1,679	1,574
People’s Choice Home Loan Securities Trust
Series 2005-3 Class M1 0.746% due 08/25/35 (Ê)	1,223	1,149
Popular ABS Mortgage Pass-Through Trust
Series 2006-C Class A4 0.496% due 07/25/36 (Ê)	14,824	8,819
Series 2006-D Class A3
0.506% due 11/25/46 (Ê)	3,814	2,016
RAMP Trust
Series 2006-RS1 Class AI2 0.476% due 01/25/36 (Ê)	1,585	1,270
RASC Trust
Series 2005-AHL1 Class A2 0.516% due 07/25/35 (Ê)	45	45
Series 2005-KS10 Class 1A2 0.496% due 11/25/35 (Ê)	116	115
Series 2005-KS12 Class A2 0.496% due 01/25/36 (Ê)	3,017	2,885
Series 2005-KS12 Class A3 0.566% due 01/25/36 (Ê)	894	717
Series 2006-KS3 Class AI3 0.416% due 04/25/36 (Ê)	228	211

110	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Renaissance Home Equity Loan Trust
Series 2005-4 Class A3 5.565% due 02/25/36	185	153
Series 2006-1 Class AF3 5.608% due 05/25/36	77	44
Series 2006-1 Class AF6 5.746% due 05/25/36	1,665	1,052
Series 2006-2 Class AF2 5.762% due 08/25/36	265	170
Series 2007-1 Class AF2 5.512% due 04/25/37	4,804	1,872
Series 2007-2 Class AF2 5.675% due 06/25/37	1,455	582
Series 2007-2 Class AF6 5.879% due 06/25/37	2,254	946
Santander Drive Auto Receivables Trust
Series 2010-2 Class A2 0.950% due 08/15/13	353	353
Series 2010-A Class A2 1.370% due 08/15/13 (Þ)	550	550
Series 2011-2 Class B 2.660% due 01/15/16	2,325	2,365
Series 2011-3 Class B 2.500% due 12/15/15	6,740	6,833
Series 2012-1 Class B 2.720% due 05/16/16	4,305	4,388
Series 2012-2 Class B 2.090% due 08/15/16	5,480	5,532
Securitized Asset Backed Receivables LLC
Series 2007-BR2 Class A2 0.476% due 02/25/37 (Ê)	3,540	1,356
Series 2007-HE1 Class A2A 0.306% due 12/25/36 (Ê)	777	164
Series 2007-NC1 Class A2B 0.396% due 12/25/36 (Ê)	8,906	3,402
SG Mortgage Securities Trust
Series 2006-FRE1 Class A2B 0.426% due 02/25/36 (Ê)	6,796	3,153
SLM Student Loan Trust
Series 2003-12 Class A4 0.658% due 12/17/18 (Ê)	531	531
Series 2006-5 Class A6B 0.571% due 10/25/40 (Ê)	5,100	4,592
Series 2008-7 Class A2 0.951% due 10/25/17 (Ê)	25,792	25,865
Series 2011-A Class A2 4.370% due 04/17/28 (Þ)	2,905	3,086
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	7,520	7,818
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	5,070	5,281
Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	3,710	3,826

	Principal Amount ($) or Shares	Market Value $

Small Business Administration Participation Certificates
Series 1997-20D Class 1 7.500% due 04/01/17	444	483
Series 2004-20F Class 1 5.520% due 06/01/24	156	176
Series 2005-20G Class 1 4.750% due 07/01/25	2,161	2,417
Soundview Home Equity Loan Trust
Series 2005-DO1 Class M2 0.696% due 05/25/35 (Ê)	765	757
Series 2005-OPT4 Class 2A3 0.506% due 12/25/35 (Ê)	12,384	11,293
Series 2006-EQ2 Class A3 0.406% due 01/25/37 (Ê)	17,529	7,233
Series 2006-OPT5 Class 2A4 0.486% due 07/25/36 (Ê)	10,125	3,962
Series 2006-OPT5 Class M3 0.566% due 07/25/36 (Ê)	187	—
Series 2007-OPT1 Class 2A1 0.326% due 06/25/37 (Ê)	560	520
Specialty Underwriting & Residential Finance
Series 2005-AB2 Class A1C 0.636% due 06/25/36 (Ê)	2,270	2,164
Series 2005-BC4 Class A2B 0.476% due 09/25/36 (Ê)	212	210
Structured Asset Investment Loan Trust
Series 2005-5 Class M1 0.666% due 06/25/35 (Ê)	1,852	1,657
Structured Asset Securities Corp.
Series 2005-2XS Class 1A2A 4.510% due 02/25/35	53	53
Series 2005-4XS Class 2A1A 1.995% due 03/25/35 (Ê)	1,882	1,474
Series 2006-WF2 Class A3 0.396% due 07/25/36 (Ê)	5,227	5,071
Series 2007-BC2 Class A3 0.376% due 03/25/37 (Ê)	5,596	4,350
Series 2007-BC3 Class 2A1 0.306% due 05/25/47 (Ê)	3,624	3,542
SunTrust Student Loan Trust
Series 2006-1A Class A4 0.637% due 10/28/37 (Ê)(Þ)	5,000	4,248
Volkswagen Auto Lease Trust
Series 2011-A Class A2 1.000% due 02/20/14	1,447	1,451
Washington Mutual Asset-Backed Certificates
Series 2006-HE2 Class A3 0.396% due 05/25/36 (Ê)	4,804	2,362

		445,024

Russell Strategic Bond Fund	111

Russell Investment Company

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Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Corporate Bonds and Notes - 15.9%
ADT Corp. (The) 2.250% due 07/15/17 (Å)	4,660	4,731
3.500% due 07/15/22 (Å)	3,900	4,026
Ally Financial, Inc. 4.500% due 02/11/14	3,600	3,713
3.868% due 06/20/14 (Ê)	900	904
4.625% due 06/26/15	100	103
Alta Wind Holdings LLC 7.000% due 06/30/35 (Þ)	1,441	1,634
Alterra USA Holdings, Ltd. 7.200% due 04/14/17 (Þ)	2,005	2,119
Altria Group, Inc. 9.700% due 11/10/18	3,370	4,807
4.750% due 05/05/21	4,425	5,188
10.200% due 02/06/39	2,040	3,534
American Express Bank FSB
Series BKNT 6.000% due 09/13/17	600	727
American Express Centurion Bank
Series BKN1 6.000% due 09/13/17	600	727
American Express Co. 7.000% due 03/19/18	400	508
American Express Credit Corp. 2.375% due 03/24/17	6,300	6,619
American International Group, Inc. 5.050% due 10/01/15	400	430
4.875% due 09/15/16	1,055	1,139
5.450% due 05/18/17	1,075	1,183
5.850% due 01/16/18	8,500	9,561
8.250% due 08/15/18	9,100	11,211
6.400% due 12/15/20	2,575	3,013
4.875% due 06/01/22	6,830	7,271
8.175% due 05/15/58	1,350	1,539
Ameriprise Financial, Inc. 7.518% due 06/01/66	2,705	2,925
Amgen, Inc. 2.125% due 05/15/17	4,165	4,287
6.150% due 06/01/18	5,600	6,815
3.625% due 05/15/22	1,100	1,173
Anadarko Petroleum Corp. 6.375% due 09/15/17	9,465	11,353
6.950% due 06/15/19	1,675	2,096
6.450% due 09/15/36	3,665	4,634
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	2,795	3,362
Anheuser-Busch InBev Worldwide, Inc. 7.750% due 01/15/19	2,925	3,930
5.375% due 01/15/20	1,725	2,114
Apache Corp. 3.250% due 04/15/22	3,270	3,541

	Principal Amount ($) or Shares	Market Value $

Arch Coal, Inc. 8.750% due 08/01/16 (Ñ)	610	596
7.000% due 06/15/19 (Ñ)	3,370	2,941
AT&T Corp. 8.000% due 11/15/31	939	1,480
AT&T, Inc. 2.950% due 05/15/16	5,295	5,674
3.000% due 02/15/22	2,750	2,904
6.300% due 01/15/38	1,200	1,594
6.400% due 05/15/38	3,375	4,544
Bank of America Corp. 7.375% due 05/15/14	935	1,014
4.750% due 08/01/15	4,915	5,186
3.625% due 03/17/16	875	899
6.500% due 08/01/16	3,500	3,951
5.625% due 10/14/16	4,680	5,113
6.000% due 09/01/17	8,105	9,041
5.750% due 12/01/17	4,095	4,521
5.875% due 01/05/21	1,075	1,219
5.700% due 01/24/22	5,500	6,283
Bank of America NA
Series BKNT 0.748% due 06/15/16 (Ê)	3,100	2,804
5.300% due 03/15/17	4,000	4,296
0.768% due 06/15/17 (Ê)	4,175	3,654
6.100% due 06/15/17	2,000	2,212
6.000% due 10/15/36	500	561
BB&T Corp. 2.150% due 03/22/17	3,880	4,001
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	2,341	2,590
7.250% due 02/01/18	1,150	1,423
Berkshire Hathaway Finance Corp. 1.600% due 05/15/17	2,865	2,925
BlackRock, Inc. 1.375% due 06/01/15	2,135	2,170
Boston Scientific Corp. 4.500% due 01/15/15	3,808	4,076
Braskem America Finance Co. 7.125% due 07/22/41 (Ñ)(Þ)	5,900	6,033
Bristol-Myers Squibb Co. 2.000% due 08/01/22	5,230	5,151
Burlington Northern Santa Fe LLC 3.050% due 03/15/22	2,100	2,157
Cameron International Corp. 1.397% due 06/02/14 (Ê)	1,500	1,501
Campbell Soup Co. 2.500% due 08/02/22	3,475	3,478
3.800% due 08/02/42	1,625	1,651
Caterpillar Financial Services Corp. 7.150% due 02/15/19	1,575	2,076
CBA Capital Trust II 6.024% due 03/29/49 (ƒ)(Þ)	3,700	3,626
CBS Corp. 1.950% due 07/01/17 (Ñ)	4,285	4,366
4.300% due 02/15/21	4,575	5,067

112	Russell Strategic Bond Fund

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CCO Holdings LLC / CCO Holdings Capital Corp. 7.000% due 01/15/19	4,000	4,390
CEDC Finance Corp. International, Inc. 9.125% due 12/01/16 (Þ)	1,320	898
Cellco Partnership / Verizon Wireless Capital LLC 7.375% due 11/15/13	3,595	3,899
8.500% due 11/15/18	1,000	1,393
CF Industries, Inc. 6.875% due 05/01/18	2,340	2,831
Chase Capital III
Series C 1.017% due 03/01/27 (Ê)	2,740	1,934
CHS/Community Health Systems, Inc. 8.000% due 11/15/19	2,375	2,571
Cigna Corp. 5.375% due 02/15/42	2,585	2,936
CIT Group, Inc. 5.250% due 04/01/14 (Þ)	1,000	1,042
6.625% due 04/01/18 (Ñ)(Þ)	3,155	3,455
Citigroup, Inc. 1.906% due 01/13/14 (Ê)(Ñ)	2,700	2,701
4.750% due 05/19/15	1,400	1,483
4.700% due 05/29/15	350	368
2.250% due 08/04/15	5,040	5,028
5.300% due 01/07/16	1,325	1,416
5.850% due 08/02/16	1,630	1,794
4.450% due 01/10/17	3,035	3,243
6.000% due 08/15/17	6,000	6,794
6.125% due 11/21/17	6,395	7,304
8.500% due 05/22/19	500	635
4.500% due 01/14/22	15,740	16,557
1.017% due 08/25/36 (Ê)	2,250	1,450
6.125% due 08/25/36	4,390	4,522
5.875% due 01/30/42	2,500	2,878
Clearwire Communications LLC / Clearwire Finance, Inc. 12.000% due 12/01/15 (Þ)	2,675	2,528
CNA Financial Corp. 7.250% due 11/15/23	1,850	2,188
Comcast Corp. 5.700% due 05/15/18	3,907	4,698
5.700% due 07/01/19	2,325	2,824
6.450% due 03/15/37	300	391
Commonwealth Edison Co. 5.800% due 03/15/18	4,445	5,418
Continental Airlines 2009-1 Pass Through Trust
Series 09-1 9.000% due 07/08/16	3,001	3,459
COX Communications, Inc. 6.250% due 06/01/18 (Þ)	3,450	4,117
Credit Suisse USA, Inc. 5.500% due 08/15/13	380	396

	Principal Amount ($) or Shares	Market Value $

Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	1,695	1,731
CSC Holdings LLC 8.500% due 04/15/14	4,223	4,656
CSX Corp. 4.250% due 06/01/21	1,650	1,861
CVS Caremark Corp. 3.250% due 05/18/15	4,505	4,788
4.125% due 05/15/21	5,175	5,839
DCP Midstream Operating, LP 3.250% due 10/01/15	3,574	3,656
Delta Air Lines 2002-1 Class G-1 Pass Through Trust
Series 02G1 6.718% due 01/02/23	3,271	3,532
Devon Energy Corp. 1.875% due 05/15/17	3,155	3,210
3.250% due 05/15/22	2,100	2,206
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.500% due 03/01/16	12,925	13,782
4.600% due 02/15/21	1,950	2,177
Discover Financial Services 5.200% due 04/27/22 (Å)	3,333	3,556
Dominion Resources, Inc. 4.450% due 03/15/21	3,075	3,581
Dow Chemical Co. (The) 4.250% due 11/15/20	2,025	2,258
Duquesne Light Holdings, Inc. 6.400% due 09/15/20 (Þ)	2,700	3,127
Dynegy Roseton LLC / Dynegy Danskammer LLC Pass Through Trust Series B
Series B 7.670% due 11/08/16 (Ø)	7,845	5,060
E*Trade Financial Corp. 12.500% due 11/30/17	3,001	3,437
eBay, Inc. 2.600% due 07/15/22	3,915	3,993
Ecolab, Inc. 4.350% due 12/08/21	3,295	3,736
Edison Mission Energy 7.000% due 05/15/17	8,070	4,398
EI du Pont de Nemours & Co. 4.625% due 01/15/20	1,175	1,391
El Paso LLC
Series GMTN 8.050% due 10/15/30	300	348
El Paso Natural Gas Co. 7.500% due 11/15/26	1,425	1,770
El Paso Pipeline Partners Operating Co. LLC 6.500% due 04/01/20	1,605	1,886
Energy Transfer Partners, LP 5.200% due 02/01/22	1,325	1,464

Russell Strategic Bond Fund	113

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Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Enterprise Products Operating LLC 5.250% due 01/31/20	6,440	7,504
5.950% due 02/01/41	2,325	2,771
Series B 7.034% due 01/15/68	1,980	2,158
Express Scripts Holding Co. 6.250% due 06/15/14	3,645	3,989
7.250% due 06/15/19	4,052	5,145
4.750% due 11/15/21 (Þ)	3,145	3,590
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	5,280	6,317
First Chicago NBD Institutional Capital I 0.995% due 02/01/27 (Ê)	1,250	884
First Union Capital II
Series A 7.950% due 11/15/29	1,000	1,133
Ford Motor Co. 7.125% due 11/15/25	100	113
6.375% due 02/01/29	100	106
Ford Motor Credit Co. LLC 7.000% due 04/15/15	300	334
3.984% due 06/15/16 (Þ)	5,165	5,330
8.000% due 12/15/16	3,000	3,546
3.000% due 06/12/17	2,800	2,788
5.875% due 08/02/21	400	442
FPL Energy Wind Funding LLC 6.876% due 06/27/17 (Þ)	893	737
General Electric Capital Corp. 5.900% due 05/13/14	2,040	2,221
5.375% due 10/20/16	1,000	1,146
0.736% due 08/07/18 (Ê)	4,010	3,720
4.375% due 09/16/20	3,100	3,426
4.625% due 01/07/21	14,100	15,941
5.875% due 01/14/38	7,780	9,458
Series A 7.125% due 06/15/49 (ƒ)	7,800	8,439
Series EMTN 0.597% due 03/20/14 (Ê)	2,000	1,963
6.375% due 11/15/67	25,400	26,774
Series GMTN 6.150% due 08/07/37	3,035	3,782
6.875% due 01/10/39	750	1,028
Series MTNA 0.728% due 09/15/14 (Ê)	10,425	10,330
6.750% due 03/15/32	623	808
General Electric Co. 5.250% due 12/06/17	4,865	5,747
Genworth Financial, Inc. 6.150% due 11/15/66	4,715	2,746
Georgia-Pacific LLC 8.875% due 05/15/31	4,395	6,440
Gilead Sciences, Inc. 4.400% due 12/01/21	2,750	3,124
Goldman Sachs Group, Inc. (The) 6.000% due 05/01/14	2,000	2,135
0.918% due 03/22/16 (Ê)	1,300	1,200

	Principal Amount ($) or Shares	Market Value $

5.750% due 10/01/16	1,338	1,469
6.250% due 09/01/17	15,755	17,780
7.500% due 02/15/19	5,651	6,661
6.000% due 06/15/20	1,875	2,071
5.750% due 01/24/22	6,735	7,357
6.750% due 10/01/37	7,900	8,122
Great Plains Energy, Inc. Zero coupon due 06/15/22	3,785	4,184
Halliburton Co. 3.250% due 11/15/21	1,350	1,462
HCA, Inc. 8.500% due 04/15/19	500	563
7.875% due 02/15/20	458	515
7.250% due 09/15/20	3,462	3,869
HCP, Inc. 6.300% due 09/15/16	2,700	3,088
6.700% due 01/30/18	4,000	4,745
Health Care REIT, Inc. 4.700% due 09/15/17	5,480	5,906
5.250% due 01/15/22	2,500	2,809
6.500% due 03/15/41	2,000	2,344
HealthSouth Corp. 10.750% due 06/15/16	17,044,000	14,771
Hewlett-Packard Co. 2.600% due 09/15/17	3,575	3,567
4.650% due 12/09/21	5,510	5,791
Historic TW, Inc. 8.050% due 01/15/16	2,900	3,502
Honeywell International, Inc. 5.700% due 03/15/36	1,100	1,502
HRPT Properties Trust 5.750% due 02/15/14	2,145	2,204
HSBC Finance Corp. 6.676% due 01/15/21	6,185	6,897
HSBC USA, Inc. 2.375% due 02/13/15	3,015	3,082
Humana, Inc. 6.450% due 06/01/16	1,485	1,701
8.150% due 06/15/38	2,181	3,004
Indiantown Cogeneration, LP
Series A-10 9.770% due 12/15/20	2,431	2,538
International Business Machines Corp. 1.250% due 02/06/17	2,100	2,132
5.875% due 11/29/32	1,550	2,174
International Lease Finance Corp. 6.500% due 09/01/14 (Þ)	14,010	14,956
4.875% due 04/01/15	4,505	4,573
5.750% due 05/15/16	400	417
6.750% due 09/01/16 (Þ)	1,000	1,097
International Paper Co. 4.750% due 02/15/22	1,830	2,058
JetBlue Airways 2004-2 G-2 Pass Through Trust
Series 04-2 0.917% due 11/15/16 (Ê)	4,039	3,575

114	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

John Deere Capital Corp. 0.950% due 06/29/15	2,110	2,124
2.750% due 03/15/22	2,075	2,157
JPMorgan Chase & Co. 5.375% due 01/15/14	2,565	2,725
5.150% due 10/01/15	3,950	4,318
6.000% due 01/15/18	8,300	9,824
6.300% due 04/23/19	3,050	3,671
4.350% due 08/15/21	2,900	3,176
5.400% due 01/06/42	1,555	1,819
Series 1 7.900% due 04/29/49 (Æ)(ƒ)	2,835	3,129
JPMorgan Chase Bank NA
Series BKNT 5.875% due 06/13/16	240	269
6.000% due 10/01/17	7,900	9,195
JPMorgan Chase Capital XIII
Series M 1.411% due 09/30/34 (Ê)	7,300	5,123
JPMorgan Chase Capital XXI
Series U 1.395% due 02/02/37 (Ê)	455	314
JPMorgan Chase Capital XXIII 1.467% due 05/15/47 (Ê)	8,880	6,157
Kinder Morgan Energy Partners, LP 6.550% due 09/15/40	2,425	2,951
Kraft Foods Group, Inc. 6.125% due 08/23/18 (Þ)	4,375	5,420
6.125% due 08/23/18 (Å)	739	916
3.500% due 06/06/22 (Þ)	5,975	6,332
5.000% due 06/04/42 (Þ)	3,680	4,151
Kraft Foods, Inc. 4.125% due 02/09/16	3,160	3,473
6.125% due 02/01/18	261	320
7.000% due 08/11/37	2,100	2,927
Kroger Co. (The) 3.400% due 04/15/22	2,100	2,127
Liberty Mutual Group, Inc. 4.950% due 05/01/22 (Å)(Ñ)	2,205	2,258
Lockheed Martin Corp. 3.350% due 09/15/21	1,350	1,425
Lorillard Tobacco Co. 6.875% due 05/01/20 (Ñ)	5,680	6,931
Lowe’s Cos., Inc. 3.120% due 04/15/22	2,795	2,945
MassMutual Global Funding II 2.000% due 04/05/17 (Þ)	3,845	3,897
McDonald’s Corp. 2.625% due 01/15/22	2,075	2,179
Medtronic, Inc. 4.500% due 03/15/42	1,925	2,267
Merrill Lynch & Co., Inc. 6.400% due 08/28/17	6,615	7,467
6.500% due 07/15/18	100	113
MetLife Global Funding I 3.125% due 01/11/16 (Þ)	4,480	4,732

	Principal Amount ($) or Shares	Market Value $

MetLife, Inc. 6.400% due 12/15/36	500	522
10.750% due 08/01/39	3,515	5,079
MidAmerican Energy Holdings Co. 5.950% due 05/15/37	1,000	1,310
Mirant Mid Atlantic Pass Through Trust B
Series B 9.125% due 06/30/17	2,740	2,905
Morgan Stanley 0.935% due 10/15/15 (Ê)	8,430	7,700
5.375% due 10/15/15	7,000	7,288
0.905% due 10/18/16 (Ê)	5,505	4,857
5.750% due 10/18/16	1,500	1,576
5.550% due 04/27/17	2,450	2,527
6.250% due 08/28/17	1,300	1,372
6.625% due 04/01/18	9,626	10,302
6.375% due 07/24/42	4,090	4,109
Series GMTN 5.450% due 01/09/17	2,425	2,502
Motiva Enterprises LLC 5.750% due 01/15/20 (Þ)	1,775	2,120
National City Bank
Series BKNT 0.838% due 06/07/17 (Ê)	7,200	6,744
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	1,875	1,929
NBCUniversal Media LLC 4.375% due 04/01/21	4,850	5,482
New Cingular Wireless Services, Inc. 8.750% due 03/01/31	1,355	2,183
Newmont Mining Corp. 4.875% due 03/15/42	3,190	3,319
News America, Inc. 4.500% due 02/15/21	4,525	5,186
6.150% due 02/15/41	4,845	6,178
Nextel Communications, Inc.
Series C 5.950% due 03/15/14	5,235	5,248
NII Capital Corp. 7.625% due 04/01/21	2,910	2,226
Nisource Finance Corp. 6.400% due 03/15/18	2,180	2,567
Norfolk Southern Corp. 3.000% due 04/01/22	1,675	1,746
NRG Energy, Inc. 7.625% due 01/15/18	2,695	2,870
8.500% due 06/15/19 (Ñ)	1,660	1,776
Occidental Petroleum Corp. 1.500% due 02/15/18	1,980	2,012
2.700% due 02/15/23	3,155	3,273
OMX Timber Finance Investments I LLC 5.420% due 01/29/20 (Þ)	7,200	7,822

Russell Strategic Bond Fund	115

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	4,750	5,821
O’Reilly Automotive, Inc. 4.625% due 09/15/21	3,275	3,477
Pacific Bell Telephone Co. 7.375% due 07/15/43	2,826	3,028
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	3,542	4,410
PC Financial Partnership 5.000% due 11/15/14	2,824	3,058
Peabody Energy Corp. 7.875% due 11/01/26	500	518
PepsiCo, Inc. 2.750% due 03/05/22	1,115	1,164
Petrohawk Energy Corp. 7.250% due 08/15/18	2,975	3,367
Pfizer, Inc. 7.200% due 03/15/39	1,000	1,618
Philip Morris International, Inc. 5.650% due 05/16/18	2,860	3,511
2.900% due 11/15/21	4,100	4,315
Pioneer Natural Resources Co. 3.950% due 07/15/22	1,645	1,707
PNC Funding Corp. 3.300% due 03/08/22	5,725	6,036
PPL Capital Funding, Inc. 4.200% due 06/15/22	1,535	1,599
Procter & Gamble Co. (The) 2.300% due 02/06/22	2,100	2,156
Progress Energy, Inc. 7.050% due 03/15/19	1,000	1,277
3.150% due 04/01/22	1,400	1,436
Prudential Financial, Inc. 3.875% due 01/14/15	5,675	5,943
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	5,600	6,935
Series FSA 1.343% due 12/18/17 (Ê)(Þ)	2,750	2,628
Public Service Co. of New Mexico 7.950% due 05/15/18	3,320	4,020
Quebecor World Capital Corp. 6.125% due 11/15/13 (Ø)(Æ)	1,955	—
4.875% due 01/02/49 (Ø)(Æ)	625	—
QVC, Inc. 7.500% due 10/01/19 (Þ)	3,327	3,702
Qwest Communications International, Inc. 8.000% due 10/01/15	1,175	1,235
Raytheon Co. 4.400% due 02/15/20	1,225	1,409
Republic Services, Inc. 3.550% due 06/01/22	2,100	2,209
Reynolds American, Inc. 6.750% due 06/15/17	3,400	4,107

	Principal Amount ($) or Shares	Market Value $

Rock-Tenn Co. 4.450% due 03/01/19 (Þ)	2,360	2,493
Rohm & Haas Co. 6.000% due 09/15/17	100	118
Sabine Pass LNG, LP 7.250% due 11/30/13	8,590	8,933
7.500% due 11/30/16	500	527
7.500% due 11/30/16 (Þ)	2,900	2,940
SABMiller Holdings, Inc. 3.750% due 01/15/22 (Þ)	4,150	4,551
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Å)	4,100	4,136
Sempra Energy 2.000% due 03/15/14	3,310	3,365
Simon Property Group, LP 10.350% due 04/01/19	2,050	2,937
SLM Corp. 6.250% due 01/25/16	3,000	3,180
South Carolina Electric & Gas Co. 6.500% due 11/01/18	980	1,235
Southern Copper Corp. 6.375% due 07/27/15	1,410	1,582
Southern Natural Gas Co. LLC / Southern Natural Issuing Corp. 4.400% due 06/15/21	4,980	5,372
Southern Union Co. 3.462% due 11/01/66 (Ê)	13,467	10,976
Springleaf Finance Corp. 6.900% due 12/15/17	600	489
Symantec Corp. 2.750% due 06/15/17	2,055	2,083
3.950% due 06/15/22 (Ñ)	4,660	4,746
Symetra Financial Corp. 8.300% due 10/15/37 (Þ)	3,195	3,115
Target Corp. 2.900% due 01/15/22	1,375	1,452
TD Ameritrade Holding Corp. 4.150% due 12/01/14	2,900	3,077
TEMP SA RM26 1.000% due 06/01/62	2,290	2,563
Tenet Healthcare Corp. 10.000% due 05/01/18	632	733
8.875% due 07/01/19	1,500	1,701
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	3,045	3,591
8.375% due 06/15/32	2,475	3,414
Textron, Inc. 6.200% due 03/15/15	3,405	3,748
Time Warner Cable, Inc. 4.000% due 09/01/21	4,050	4,461
Time Warner, Inc. 4.000% due 01/15/22	5,300	5,829
Timken Co. 6.000% due 09/15/14	1,930	2,095

116	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Transcontinental Gas Pipe Line Co. LLC 4.450% due 08/01/42 (Å)	2,965	3,106
Tyson Foods, Inc. 4.500% due 06/15/22	2,035	2,055
UAL 2009-1 Pass Through Trust
Series 09-1 10.400% due 11/01/16	437	499
UBS Preferred Funding Trust V
Series 1 6.243% due 05/29/49 (ƒ)	3,600	3,528
Unilever Capital Corp. 2.750% due 02/10/16	1,300	1,382
United Technologies Corp. 1.800% due 06/01/17	3,505	3,641
3.100% due 06/01/22	4,830	5,194
4.500% due 06/01/42	2,945	3,415
UnitedHealth Group, Inc. 2.875% due 03/15/22	1,375	1,427
US Bancorp 2.950% due 07/15/22	3,610	3,650
USB Capital IX 3.500% due 10/29/49 (Ê)(ƒ)	300	248
USB Realty Corp. 1.602% due 12/29/49 (Ê)(ƒ)(Þ)	1,760	1,474
Verizon Communications, Inc. 3.000% due 04/01/16	3,925	4,215
3.500% due 11/01/21	6,625	7,342
Vesey Street Investment Trust I Zero coupon due 09/01/16	3,700	3,784
Viacom, Inc. 4.500% due 03/01/21	2,500	2,824
Wachovia Capital Trust III 5.570% due 03/29/49 (Ê)(ƒ)	3,657	3,620
Wachovia Corp. 5.625% due 10/15/16	100	114
5.750% due 02/01/18	500	595
Wal-Mart Stores, Inc. 6.500% due 08/15/37	1,525	2,287
Walt Disney Co. (The) 2.750% due 08/16/21	1,325	1,399
Watson Pharmaceuticals, Inc. 5.000% due 08/15/14	3,516	3,753
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	2,270	2,477
6.750% due 09/02/19 (Þ)	1,300	1,550
WellPoint, Inc. 5.250% due 01/15/16	2,410	2,703
3.125% due 05/15/22	5,605	5,621
Wells Fargo & Co. 3.500% due 03/08/22	7,540	8,040
Series K 7.980% due 03/29/49 (ƒ)	20,000	22,400
Weyerhaeuser Co. 7.375% due 10/01/19 (Ñ)	1,170	1,428

	Principal Amount ($) or Shares	Market Value $

Williams Cos., Inc. (The) 7.875% due 09/01/21	458	592
Williams Partners, LP / Williams Partners Finance Corp. 7.250% due 02/01/17	3,985	4,795
Willis North America, Inc. 7.000% due 09/29/19	2,885	3,401
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	10,175	10,480

		1,279,209

International Debt - 5.6%
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	1,000	1,268
America Movil SAB de CV 3.125% due 07/16/22	3,650	3,756
American International Group, Inc. 6.765% due 11/15/17 (Þ)	2,094	3,679
ArcelorMittal 4.500% due 02/25/17	5,260	5,207
6.250% due 02/25/22 (Ñ)	5,180	5,191
Australia & New Zealand Banking Group, Ltd. 2.125% due 01/10/14 (Þ)	2,700	2,735
AWAS Aviation Capital, Ltd. 7.000% due 10/17/16 (Þ)	3,253	3,415
Banco Santander Brasil SA 4.500% due 04/06/15 (Þ)	300	306
4.250% due 01/14/16 (Þ)	600	598
Banco Santander Brazil SA 2.568% due 03/18/14 (Ê)(Þ)	1,400	1,351
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	600	652
Bank of Montreal 2.850% due 06/09/15 (Þ)	1,100	1,169
2.500% due 01/11/17	2,165	2,275
BBVA Bancomer SA 4.500% due 03/10/16 (Ñ)(Þ)	600	621
6.500% due 03/10/21 (Þ)	1,200	1,236
6.750% due 09/30/22 (Å)	4,590	4,751
BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	600	516
BP Capital Markets PLC 3.245% due 05/06/22	4,600	4,953
Braskem Finance, Ltd. 5.750% due 04/15/21 (Þ)	500	521
Brazilian Government International Bond 4.875% due 01/22/21	3,150	3,780
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	5,305	5,497

Russell Strategic Bond Fund	117

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chatham Light CLO, Ltd.
Series 2005-2A Class A1 0.716% due 08/03/19 (Ê)(Þ)	2,876	2,790
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.875% due 02/08/22	6,280	6,588
Corp. Andina de Fomento 4.375% due 06/15/22	2,387	2,583
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	1,900	2,431
6.150% due 10/24/36 (Þ)	100	130
Covidien International Finance SA 1.350% due 05/29/15	4,155	4,199
Credit Suisse NY 2.200% due 01/14/14	900	911
5.500% due 05/01/14	3,000	3,200
6.000% due 02/15/18	1,380	1,528
5.300% due 08/13/19	2,475	2,890
4.375% due 08/05/20	1,550	1,713
CSN Islands XI Corp. 6.875% due 09/21/19 (Þ)	300	331
CSN Resources SA 6.500% due 07/21/20 (Þ)	400	433
Deutsche Telekom International Finance BV 3.125% due 04/11/16 (Þ)	4,050	4,241
Dexia Credit Local SA 0.927% due 04/29/14 (Ê)(Þ)	5,300	5,073
Digicel Group, Ltd. 8.875% due 01/15/15 (Þ)	690	702
9.125% due 01/15/15 (Þ)	5,507	5,603
Series REGS 8.875% due 01/15/15	215	219
DNB Bank ASA 3.200% due 04/03/17 (Þ)	1,900	1,963
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Þ)	1,201	1,345
DP World, Ltd. 6.850% due 07/02/37 (Þ)	2,040	2,162
Eastern and Southern African Trade and Development Bank 6.875% due 01/09/16	940	949
Eksportfinans ASA 2.375% due 05/25/16	990	884
Electricite de France SA 5.500% due 01/26/14 (Ñ)(Þ)	1,700	1,803
6.500% due 01/26/19 (Þ)	1,700	2,018
6.950% due 01/26/39 (Þ)	1,400	1,806
Enel Finance International NV 6.250% due 09/15/17 (Ñ)(Þ)	1,500	1,553
6.000% due 10/07/39 (Þ)	2,255	1,866
ENN Energy Holdings, Ltd. 6.000% due 05/13/21 (Ñ)(Þ)	300	320
European Investment Bank 3.125% due 06/04/14	7,925	8,296

	Principal Amount ($) or Shares	Market Value $

Fosse Master Issuer PLC Series 2011-1A Class A2
1.855% due 10/18/54 (Å)(Ê)	285	287
France Telecom SA 2.750% due 09/14/16	1,375	1,421
Gazprom OAO Via Gaz Capital SA 5.092% due 11/29/15 (Ñ)(Þ)	200	213
8.146% due 04/11/18 (Þ)	2,600	3,156
Series REGS 8.625% due 04/28/34	13,100	17,799
Gazprom OAO Via Gazprom International SA
Series REGS 7.201% due 02/01/20	1,551	1,722
Gazprom OAO Via White Nights Finance BV
Series REGS 10.500% due 03/08/14	300	336
Gerdau Trade, Inc. 5.750% due 01/30/21 (Ñ)(Þ)	2,700	2,871
GlaxoSmithKline Capital PLC 1.500% due 05/08/17	5,705	5,819
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	2,950	3,289
Greywolf CLO, Ltd.
Series 2007-1A Class A 0.712% due 02/18/21 (Ê)(Þ)	4,418	4,115
HBOS PLC
Series GMTN 6.750% due 05/21/18 (Þ)	9,920	9,598
HSBC Holdings PLC 4.000% due 03/30/22	2,075	2,221
6.500% due 05/02/36	700	819
6.500% due 09/15/37	1,200	1,400
Hutchison Whampoa International 09, Ltd.
Series REGS 7.625% due 04/09/19	2,800	3,504
Hutchison Whampoa International 11, Ltd. 4.625% due 01/13/22 (Þ)	4,820	5,149
ING Bank NV 3.750% due 03/07/17 (Þ)	2,125	2,194
Intelsat Jackson Holdings SA 8.500% due 11/01/19	3,450	3,838
IPIC GMTN, Ltd. 5.500% due 03/01/22 (Þ)	1,600	1,789
6.875% due 11/01/41 (Þ)	1,045	1,364
Itau Unibanco Holding SA 5.500% due 08/06/22 (Å)	9,895	9,894
Jasper CLO, Ltd.
Series 2005-1A Class A 0.715% due 08/01/17 (Ê)(Þ)	10,757	10,121
JPMorgan Chase & Co. 0.904% due 09/26/13 (Ê)	300	368

118	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

KFW 4.000% due 01/27/20	8,525	9,880
Kinross Gold Corp. 6.875% due 09/01/41	1,120	1,142
Korea East-West Power Co., Ltd. 2.500% due 07/16/17 (Å)	1,300	1,300
Korea Gas Corp. 6.250% due 01/20/42 (Þ)	750	998
LBG Capital No. 1 PLC 8.500% due 12/29/49 (Å)(ƒ)	300	276
Lloyds Banking Group PLC 5.920% due 12/31/49 (ƒ)(Þ)	3,855	2,332
6.657% due 12/31/49 (ƒ)(Ñ)(Þ)	3,440	2,443
Lloyds TSB Bank PLC 4.200% due 03/28/17	7,010	7,312
12.000% due 12/29/49 (ƒ)(Þ)	8,700	9,211
Majapahit Holding BV
Series REGS 7.750% due 10/17/16	900	1,046
Methanex Corp. 5.250% due 03/01/22	3,385	3,570
Mexico Government International Bond 4.750% due 03/08/44	2,976	3,437
Montpelier Re Holdings, Ltd. 6.125% due 08/15/13	3,945	4,101
Monument Park CDO, Ltd.
Series 2004-1A Class A1 1.005% due 01/20/16 (Ê)(Þ)	563	559
Morgan Stanley
Series GMTN 0.917% due 01/16/17 (Ê)	300	318
Nationwide Building Society 6.250% due 02/25/20 (Þ)	2,600	2,868
Nexen, Inc. 6.200% due 07/30/19	1,775	2,139
7.500% due 07/30/39	3,230	4,517
Noble Group, Ltd. 6.750% due 01/29/20 (Þ)	700	701
Nokia OYJ 5.375% due 05/15/19	2,020	1,568
Nordea Bank AB 2.125% due 01/14/14 (Þ)	400	402
Norske Skogindustrier ASA 6.125% due 10/15/15 (Þ)	2,000	1,400
Novatek OAO via Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	400	423
Odebrecht Drilling Norbe VIII/IX, Ltd. 6.350% due 06/30/21 (Þ)	1,649	1,789
Panama Government International Bond 7.250% due 03/15/15	300	343

	Principal Amount ($) or Shares	Market Value $

Pernod-Ricard SA 2.950% due 01/15/17 (Þ)	4,560	4,705
5.500% due 01/15/42 (Þ)	1,555	1,760
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	4,000	4,158
5.875% due 03/01/18	700	790
8.375% due 12/10/18	400	506
5.750% due 01/20/20	3,060	3,457
Petroleos Mexicanos 4.875% due 01/24/22 (Þ)	2,125	2,396
Province of Ontario Canada 0.950% due 05/26/15	7,000	7,064
3.000% due 07/16/18	1,000	1,087
2.450% due 06/29/22	4,400	4,460
Province of Quebec Canada 3.500% due 07/29/20	1,600	1,785
2.750% due 08/25/21	2,600	2,732
Qatar Government International Bond 5.750% due 01/20/42 (Þ)	1,225	1,577
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	3,672	4,691
Ralph Lauren Corp. 4.500% due 10/04/13	1,620	2,057
Ras Laffan Liquefied Natural Gas Co., Ltd. II 5.298% due 09/30/20 (Þ)	630	704
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	300	339
RESI Finance, LP
Series 2003-D Class B3 1.546% due 12/10/35 (Å)(Ê)	1,046	756
Series 2003-D Class B4 1.746% due 12/10/35 (Å)(Ê)	1,216	868
Resix Finance, Ltd. Credit-Linked Notes Series 2003-D Class B7
5.996% due 12/10/35 (Å)(Ê)	1,216	673
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Þ)	600	648
Rio Tinto Finance USA PLC 3.500% due 03/22/22	2,495	2,737
Royal Bank of Scotland Group PLC
Series 1 9.118% due 03/31/49 (ƒ)	2,300	2,070
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	5,500	5,580
1.201% due 09/29/15 (Ê)	100	82
1.235% due 10/14/16 (Ê)	100	77
RZD Capital, Ltd.
Series REGS 5.700% due 04/05/22	1,800	2,004
Sirius International Group, Ltd. 7.506% due 05/29/49 (ƒ)(Þ)	4,615	4,638

Russell Strategic Bond Fund	119

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

SMART Trust
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	5,945	6,054
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	3,925	3,958
Smurfit Kappa Treasury Funding, Ltd. 7.500% due 11/20/25	1,425	1,439
Societe Generale SA 1.508% due 04/11/14 (Ê)(Þ)	300	293
Standard Chartered PLC 5.500% due 11/18/14 (Þ)	500	543
Statoil ASA 3.150% due 01/23/22	1,600	1,726
Sumitomo Mitsui Banking Corp. 1.950% due 01/14/14 (Þ)	1,200	1,213
Suncor Energy, Inc. 5.950% due 12/01/34	2,160	2,602
Teck Resources, Ltd. 3.750% due 02/01/23	3,015	2,989
Telecom Italia Capital SA 5.250% due 10/01/15	145	145
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	4,655	5,114
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	3,400	3,902
2.375% due 01/23/23 (Å)(Ñ)	4,050	4,044
TNK-BP Finance SA
Series REGS 7.500% due 07/18/16	700	789
Total Capital SA 4.450% due 06/24/20	3,355	3,891
TransCanada PipeLines, Ltd. 2.500% due 08/01/22	4,225	4,255
Transnet SOC, Ltd. 4.000% due 07/26/22 (Å)(Ñ)	1,790	1,786
Transocean, Inc. 5.050% due 12/15/16	4,280	4,739
6.375% due 12/15/21	2,915	3,507
7.350% due 12/15/41	4,475	5,982
Tyco Electronics Group SA 6.550% due 10/01/17	3,125	3,802
UBS AG
Series BKNT 5.875% due 12/20/17	2,000	2,316
5.750% due 04/25/18	2,225	2,552
Series FRN 1.447% due 01/28/14 (Ê)	1,000	999
Ukraine Government International Bond 9.250% due 07/24/17 (Þ)	2,380	2,368
Vale Overseas, Ltd. 6.250% due 01/23/17	200	229
4.375% due 01/11/22	1,350	1,411
6.875% due 11/21/36	200	241
6.875% due 11/10/39 (Ñ)	4,580	5,560

	Principal Amount ($) or Shares	Market Value $

Vnesheconombank Via VEB Finance PLC 5.375% due 02/13/17 (Þ)	5,000	5,291
Vodafone Group PLC 1.625% due 03/20/17	3,525	3,577
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	4,984	5,472
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	9,600	10,133
Wind Acquisition Finance SA 7.250% due 02/15/18 (Þ)	2,585	2,301

		450,993

Loan Agreements - 0.2%
Caesars Entertainment Operating Co., Inc. Term Loan B6 5.496% due 01/28/18 (Ê)	3,400	2,985
Chrysler Group LLC Term Loan B 6.000% due 05/24/17 (Ê)	7,701	7,817
HCA, Inc. Extended Term Loan B3 3.496% due 05/01/18	5,448	5,354
Newsday LLC Term Loan Fixed Rate Term Loan 10.500% due 08/01/13	2,775	2,812

		18,968

Mortgage-Backed Securities - 33.4%
Adjustable Rate Mortgage Trust
Series 2006-1 Class 2A1 3.298% due 03/25/36 (Ê)	1,027	624
Series 2007-1 Class 1A1 3.079% due 03/25/37 (Ê)	4,860	2,972
American Home Mortgage Assets LLC
Series 2007-4 Class A2 0.436% due 08/25/37 (Ê)	6,218	4,927
American Home Mortgage Investment Trust
Series 2004-4 Class 4A 2.736% due 02/25/45 (Ê)	584	519
Series 2005-2 Class 5A3 5.077% due 09/25/35	503	508
Series 2007-1 Class GA1C 0.436% due 05/25/47 (Ê)	7,789	4,015
Banc of America Alternative Loan Trust
Series 2005-5 Class 2CB1 6.000% due 06/25/35	617	490
Series 2006-6 Class CB6 6.000% due 06/25/46	184	9
Banc of America Funding Corp.
Series 2006-3 Class 5A8 5.500% due 03/25/36	4,234	4,056

120	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-A Class 4A1 5.363% due 02/20/36 (Ê)	2,824	2,053
Series 2006-F Class 1A2 2.610% due 07/20/36 (Ê)	192	48
Series 2006-G Class 2A3 0.417% due 07/20/36 (Ê)	6,003	5,992
Series 2006-H Class 4A4 5.942% due 09/20/46 (Ê)	231	6
Series 2006-I Class 5A1 5.906% due 10/20/46 (Ê)	9,026	7,466
Series 2006-J Class 4A1 5.696% due 01/20/47 (Ê)	688	432
Series 2007-2 Class TA1B 5.806% due 03/25/37	275	195
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2002-PB2 Class C 6.349% due 06/11/35	100	98
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	440	443
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	1,210	1,239
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	994	1,017
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	426	439
Series 2005-1 Class A3 4.877% due 11/10/42	778	778
Series 2005-1 Class A4 5.080% due 11/10/42	1,955	2,006
Series 2005-2 Class A5 4.857% due 07/10/43	7,570	8,260
Series 2006-3 Class A4 5.889% due 07/10/44	7,720	8,780
Series 2006-4 Class A4 5.634% due 07/10/46	2,855	3,237
Series 2006-6 Class A4 5.356% due 10/10/45	840	943
Series 2007-2 Class A4 5.634% due 04/10/49	4,700	5,427
Series 2008-1 Class A4 6.206% due 02/10/51	5,325	6,370
Series 2008-1 Class B 6.249% due 02/10/51 (Å)	1,562	859
Series 2008-1 Class C 6.249% due 02/10/51 (Å)	1,507	754
Banc of America Mortgage Securities, Inc.
Series 2004-1 Class 5A1 6.500% due 09/25/33	25	26
Series 2004-11 Class 2A1 5.750% due 01/25/35	1,326	1,365
Series 2004-F Class 1A1 2.998% due 07/25/34 (Ê)	572	529
Series 2004-I Class 2A2 2.743% due 10/25/34 (Ê)	137	133

	Principal Amount ($) or Shares	Market Value $

Series 2005-H Class 2A5 2.765% due 09/25/35 (Ê)	3,300	2,651
Series 2005-I Class 2A2 2.747% due 10/25/35 (Ê)	1,799	155
Series 2006-2 Class A12 6.000% due 07/25/46	42	3
Series 2007-1 Class 1A16 5.625% due 03/25/37	1,309	1,229
Series 2007-1 Class 1A26 6.000% due 03/25/37	1,077	986
Bcap LLC Trust II
Series 2011-RR4 Class 7A2 11.262% due 04/26/37 (Þ)	5,045	1,186
Bear Stearns Adjustable Rate Mortgage Trust
Series 2002-11 Class 1A2 2.900% due 02/25/33 (Ê)	7	6
Series 2003-1 Class 6A1 2.634% due 04/25/33 (Ê)	35	34
Series 2003-8 Class 4A1 2.909% due 01/25/34 (Ê)	231	234
Series 2004-3 Class 1A1 3.099% due 07/25/34 (Ê)	644	525
Series 2004-8 Class 2A1 2.864% due 11/25/34 (Ê)	2,241	1,956
Series 2004-10 Class 22A1 2.818% due 01/25/35 (Ê)	400	363
Series 2005-2 Class A1 2.570% due 03/25/35 (Ê)	7,633	7,597
Series 2005-10 Class A3 2.653% due 10/25/35 (Ê)	8,583	7,143
Series 2005-12 Class 13A1 5.370% due 02/25/36 (Ê)	409	365
Series 2007-3 Class 1A1 3.117% due 05/25/47 (Ê)	2,907	1,977
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1 2.886% due 05/25/35 (Ê)	1,369	1,120
Series 2005-7 Class 22A1 2.930% due 09/25/35 (Ê)	915	642
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	1,325	1,311
Series 2005-PWR9 Class A4B 4.943% due 09/11/42	375	399
Series 2005-T18 Class A4 4.933% due 02/13/42	1,000	1,090
Series 2005-T20 Class A4A 5.144% due 10/12/42	9,036	10,071
Series 2006-PW11 Class A4 5.451% due 03/11/39	5,570	6,287
Series 2006-PW13 Class A4 5.540% due 09/11/41	10,863	12,462
Series 2006-PW14 Class A4 5.201% due 12/11/38	2,800	3,198

Russell Strategic Bond Fund	121

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-PW15 Class A4 5.331% due 02/11/44	100	109
Series 2007-PW16 Class A4 5.715% due 06/11/40	5,198	6,057
Series 2007-PW17 Class A4 5.694% due 06/11/50	4,500	5,218
Series 2007-T26 Class A4 5.471% due 01/12/45	400	462
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1 2.814% due 01/26/36 (Ê)	1,952	1,152
Series 2007-R6 Class 2A1 2.795% due 12/26/46 (Ê)	1,713	948
Chase Mortgage Finance Corp.
Series 2007-A1 Class 11M1 2.925% due 03/25/37 (Ê)	993	777
Series 2007-A1 Class 2A1 3.000% due 02/25/37 (Ê)	684	691
Series 2007-A1 Class 5A1 3.016% due 02/25/37 (Ê)	811	775
Series 2007-A1 Class 7A1 2.954% due 02/25/37 (Ê)	234	230
Citicorp Mortgage Securities, Inc.
Series 2006-3 Class 1A9 5.750% due 06/25/36	1,985	1,984
Series 2007-4 Class 1A15 6.000% due 05/25/37	2,622	2,573
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4 5.431% due 10/15/49	1,571	1,794
Series 2007-C6 Class A4 5.700% due 12/10/49	3,155	3,670
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2 Class 1CB2 6.750% due 08/25/34	199	212
Series 2005-11 Class A2A 2.580% due 10/25/35 (Ê)	197	175
Series 2006-AR6 Class 1A1 5.821% due 08/25/36 (Ê)	1,392	1,233
Series 2006-AR7 Class 1A4A 5.200% due 11/25/36 (Ê)	5,638	4,015
Series 2007-6 Class 1A4A 5.565% due 03/25/37 (Ê)	2,019	1,127
Series 2007-10 Class 2A3A 5.975% due 09/25/37 (Ê)	1,190	814
Series 2007-10 Class 2A4A 6.132% due 09/25/37 (Ê)	221	163
Series 2007-AR4 Class 1A1A 5.768% due 03/25/37 (Ê)	1,432	1,233
Series 2007-AR8 Class 2A1A 2.834% due 07/25/37 (Ê)	2,461	1,655
Series 2008-RR1 Class A1A1 0.316% due 01/25/37 (Ê)(Þ)	175	90

	Principal Amount ($) or Shares	Market Value $

Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1 Class A4 5.219% due 07/15/44	6,650	7,436
Series 2007-CD4 Class A4 5.322% due 12/11/49	4,030	4,520
Commercial Mortgage Acceptance Corp.
Series 1998-C2 Class F 5.440% due 09/15/30 (Þ)	292	300
Commercial Mortgage Asset Trust
Series 1999-C1 Class C 7.350% due 01/17/32	385	407
Series 1999-C1 Class D 7.350% due 01/17/32	1,315	1,385
Commercial Mortgage Loan Trust
Series 2008-LS1 Class A4B 6.001% due 12/10/49	1,100	1,274
Commercial Mortgage Pass Through Certificates Zero coupon due	6,659	6,255
Series 2003-LB1A Class A2 4.084% due 06/10/38	2,368	2,403
Series 2006-C8 Class A4 5.306% due 12/10/46	1,400	1,587
Series 2007-C9 Class A4 5.811% due 12/10/49	5,206	6,124
Series 2010-RR1 Class GEA 5.543% due 12/11/49 (Þ)	7,300	8,140
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	3,567	3,654
Countrywide Alternative Loan Trust
Series 2003-20CB Class 1A2 5.500% due 10/25/33	291	302
Series 2005-85CB Class 2A2 5.500% due 02/25/36	24	18
Series 2006-6CB Class 1A10 5.500% due 05/25/36	226	160
Series 2006-23CB Class 1A6 6.000% due 08/25/36	17	13
Series 2006-24CB Class A1 6.000% due 06/25/36	639	552
Series 2006-36T2 Class 1A9 1.146% due 12/25/36 (Ê)	2,139	1,188
Series 2006-45T1 Class 2A2 6.000% due 02/25/37	2,202	1,607
Series 2006-OA2 Class A5 0.477% due 05/20/46 (Ê)	98	44
Series 2006-OA10 Class 3A1 0.436% due 08/25/46 (Ê)	6,945	3,606
Series 2007-11T1 Class A21 6.000% due 05/25/37	828	589
Series 2007-15CB Class A5 5.750% due 07/25/37	575	421

122	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-15CB Class A7 6.000% due 07/25/37	2,184	1,626
Series 2007-J2 Class 2A1 6.000% due 07/25/37	16,769	13,129
Series 2007-OA6 Class A1B 0.446% due 06/25/37 (Ê)	1,359	931
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22 Class A3 2.620% due 11/25/34 (Ê)	1,497	1,255
Series 2004-HYB9 Class 1A1 2.714% due 02/20/35 (Ê)	2,557	2,140
Series 2005-17 Class 1A6 5.500% due 09/25/35	2,220	2,145
Series 2005-HYB9 Class 3A2A 2.595% due 02/20/36 (Ê)	282	214
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	194	201
Series 2006-1 Class A2 6.000% due 03/25/36	780	660
Series 2006-1 Class A3 6.000% due 03/25/36	177	16
Series 2006-13 Class 1A23 6.250% due 09/25/36	47	3
Series 2006-21 Class A8 5.750% due 02/25/37	4,635	3,837
Series 2007-4 Class 1A10 6.000% due 05/25/37	9,565	7,793
Series 2007-9 Class A11 5.750% due 07/25/37	1,818	1,607
Series 2007-15 Class 2A2 6.500% due 09/25/37	568	458
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2 Class C1 6.376% due 04/15/37	715	718
Series 2002-CKS4 Class B 5.333% due 11/15/36	1,980	1,977
Series 2003-C5 Class D 5.116% due 12/15/36	2,845	2,903
Series 2003-CPN1 Class A2 4.597% due 03/15/35	313	316
Series 2004-1 Class 3A1 7.000% due 02/25/34	34	35
Series 2005-9 Class 2A1 5.500% due 10/25/35	4,389	3,983
Series 2005-C2 Class A3 4.691% due 04/15/37	2,326	2,408
Credit Suisse Mortgage Capital Certificates
Series 2006-C3 Class B 5.813% due 06/15/38	2,153	1,427
Series 2006-C5 Class A3
5.311% due 12/15/39	6,965	7,812
Series 2006-TF2A Class D 0.549% due 10/15/21 (Ê)(Þ)	724	641

	Principal Amount ($) or Shares	Market Value $

Series 2007-2 Class 3A4 5.500% due 03/25/37	4,845	4,401
Series 2007-C1 Class A3 5.383% due 02/15/40	5,350	5,702
Series 2009-8R Class 5A1 5.713% due 05/26/37 (Ê)(Þ)	222	227
CW Capital Cobalt, Ltd.
Series 2006-C1 Class A4 5.223% due 08/15/48	795	888
DBRR Trust
Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	3,265	3,709
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2003-4XS Class A6A 4.820% due 10/25/33	261	257
Series 2007-AR3 Class 2A4 0.596% due 06/25/37 (Ê)	4,774	1,291
Series 2007-OA1 Class A1 0.396% due 02/25/47 (Ê)	5,770	2,910
Fannie Mae 6.000% due 2016	66	70
8.000% due 2016	3	3
6.000% due 2017	102	109
10.000% due 2018	8	9
4.000% due 2019	351	375
5.000% due 2019	530	579
3.763% due 2020	7,564	8,443
4.000% due 2020	24	25
4.251% due 2020	7,492	8,494
4.338% due 2020	7,672	8,804
3.890% due 2021	1,900	2,129
4.317% due 2021	5,927	6,817
5.500% due 2021	332	364
3.156% due 2022	500	538
5.500% due 2022	2,151	2,354
5.500% due 2023	2,911	3,187
4.000% due 2024	2,699	2,888
5.500% due 2024	2,011	2,201
7.500% due 2024	2	2
10.000% due 2024	6	7
2.340% due 2025 (Ê)	12	12
4.000% due 2025	9,330	9,983
4.500% due 2025	192	210
5.500% due 2025	332	364
2.302% due 2026 (Ê)	198	211
3.500% due 2026	38,281	41,574
4.000% due 2026	2,753	2,947
6.000% due 2026	552	610
9.000% due 2026	11	14
4.500% due 2027	10,598	11,413
6.000% due 2027	1,779	1,965
7.000% due 2028	88	105
4.500% due 2029	5,316	5,759
6.500% due 2029	105	123
7.000% due 2029	748	896
7.500% due 2029	12	15

Russell Strategic Bond Fund	123

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

8.500% due 2029	2	2
6.500% due 2030	138	163
7.000% due 2030	296	349
8.000% due 2030	107	133
8.500% due 2030	111	130
9.500% due 2030	50	61
4.000% due 2031	3,938	4,255
6.500% due 2031	205	238
7.000% due 2031	547	647
7.500% due 2031	31	38
8.500% due 2031	221	267
6.500% due 2032	362	423
7.000% due 2032	1,438	1,693
7.500% due 2032	45	56
8.500% due 2032	23	28
2.286% due 2033 (Ê)	175	184
2.340% due 2033 (Ê)	368	391
2.648% due 2033 (Ê)	727	773
4.500% due 2033	182	198
5.500% due 2033	9	10
6.500% due 2033	323	372
7.000% due 2033	737	861
2.322% due 2034 (Ê)	980	1,020
2.453% due 2034 (Ê)	431	455
2.550% due 2034 (Ê)	895	950
2.825% due 2034 (Ê)	149	159
5.000% due 2034	767	838
5.500% due 2034	5,350	5,918
6.500% due 2034	595	681
7.000% due 2034	85	99
2.181% due 2035 (Ê)	558	588
2.355% due 2035 (Ê)	891	950
2.375% due 2035 (Ê)	913	962
2.398% due 2035 (Ê)	311	329
2.447% due 2035 (Ê)	862	902
2.486% due 2035 (Ê)	618	659
2.579% due 2035 (Ê)	1,429	1,520
2.840% due 2035 (Ê)	1,700	1,818
5.019% due 2035 (Ê)	159	171
5.500% due 2035	2,235	2,470
6.000% due 2035	2,013	2,266
7.000% due 2035	105	122
7.500% due 2035	634	780
4.000% due 2036	94	101
5.500% due 2036	4,228	4,632
6.000% due 2036	2,852	3,153
6.310% due 2036 (Ê)	22	23
6.500% due 2036	118	135
7.000% due 2036	364	421
4.000% due 2037	198	212
5.500% due 2037	5,429	5,925
6.000% due 2037	1,248	1,383
5.500% due 2038	1,131	1,244
6.000% due 2038	908	1,005
4.500% due 2039	1,944	2,105
6.000% due 2039	1,654	1,856
1.547% due 2040 (Ê)	192	196

	Principal Amount ($) or Shares	Market Value $

4.000% due 2040	21,158	23,001
4.500% due 2040	46,511	50,313
4.000% due 2041	44,536	48,146
4.500% due 2041	43,561	47,350
5.000% due 2041	44,569	48,797
2.813% due 2042 (Ê)	99	104
4.000% due 2042	978	1,050
4.500% due 2042	1,992	2,165
1.347% due 2043 (Ê)	118	120
15 Year TBA (Ï) 2.500%	20,515	21,338
3.000%	71,630	75,433
3.500%	33,585	35,681
4.000%	13,400	14,332
5.000%	3,000	3,246
5.500%	5,500	5,976
30 Year TBA (Ï) 3.000%	8,040	8,357
3.500%	253,275	268,122
4.000%	59,595	63,869
4.500%	8,920	9,646
5.000%	18,705	20,383
5.500%	26,765	29,362
6.000%	15,370	16,953
Series 1997-281 Class 2 Interest Only STRIP 9.000% due 11/01/26	33	8
Series 2000-306 Interest Only STRIP 8.000% due 05/01/30	34	7
Series 2001-317 Class 2 Interest Only STRIP 8.000% due 12/01/31	52	11
Series 2002-320 Class 2 Interest Only STRIP 7.000% due 04/01/32	17	4
Series 2003-339 Class 23
Interest Only STRIP 5.000% due 07/01/18	1,025	84
Series 2003-343 Class 6
Interest Only STRIP 5.000% due 10/01/33	1,285	175
Series 2003-345 Class 18
Interest Only STRIP 4.500% due 12/01/18	2,793	205
Series 2003-345 Class 19
Interest Only STRIP 4.500% due 01/01/19	3,060	222
Series 2005-365 Class 12
Interest Only STRIP 5.500% due 12/01/35	5,725	751
Series 2006-369 Class 8
Interest Only STRIP 5.500% due 04/01/36	908	116
Fannie Mae DUS 2.310% due 08/01/22	100	100
2.870% due 09/01/27	1,300	1,303

124	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Fannie Mae Grantor Trust
Series 1999-T2 Class A1 7.500% due 01/19/39	50	57
Series 2001-T4 Class A1 7.500% due 07/25/41	2,013	2,430
Series 2001-T8 Class A2 9.500% due 07/25/41	143	172
Series 2001-T10 Class A2 7.500% due 12/25/41	3,477	4,118
Series 2002-T19 Class A1 6.500% due 07/25/42	414	483
Series 2004-T1 Class 1A2 6.500% due 01/25/44	23	26
Fannie Mae REMICS
Series 1997-68 Class SC Interest Only STRIP 8.250% due 05/18/27 (Ê)	44	11
Series 2001-4 Class SA Interest Only STRIP 7.302% due 02/17/31 (Ê)	55	7
Series 2002-57 Class PG 5.500% due 09/25/17	2,356	2,530
Series 2003-25 Class IK Interest Only STRIP 7.000% due 04/25/33	161	36
Series 2003-32 Class FH 0.646% due 11/25/22 (Ê)	521	522
Series 2003-32 Class UI Interest Only STRIP 6.000% due 05/25/33	184	30
Series 2003-33 Class IA Interest Only STRIP 6.500% due 05/25/33	876	158
Series 2003-35 Class FY 0.646% due 05/25/18 (Ê)	1,714	1,722
Series 2003-35 Class IU Interest Only STRIP 6.000% due 05/25/33	207	32
Series 2003-35 Class UI Interest Only STRIP 6.500% due 05/25/33	192	35
Series 2003-64 Class JI Interest Only STRIP 6.000% due 07/25/33	165	27
Series 2004-70 Class EB 5.000% due 10/25/24	2,507	2,749
Series 2005-110 Class MB 5.500% due 09/25/35	816	897
Series 2005-117 Class LC 5.500% due 11/25/35	7,412	8,089
Series 2006-5 Class 3A2 2.564% due 05/25/35 (Ê)	204	212
Series 2006-22 Class CE 4.500% due 08/25/23	1,505	1,674
Series 2006-118 Class A1 0.306% due 12/25/36 (Ê)	137	136

	Principal Amount ($) or Shares	Market Value $

Series 2007-73 Class A1 0.306% due 07/25/37 (Ê)	1,235	1,185
Series 2009-39 Class LB 4.500% due 06/25/29	1,559	1,732
Series 2009-70 Class PS Interest Only STRIP 6.504% due 01/25/37 (Ê)	34,069	6,008
Series 2009-71 Class MB 4.500% due 09/25/24	2,355	2,593
Series 2009-89 Class A1 5.410% due 05/25/35	3,325	3,652
Series 2009-96 Class DB 4.000% due 11/25/29	6,623	7,283
Series 2010-85 Class NJ 4.500% due 08/25/40	5,862	6,344
Series 2010-95 Class S Interest Only STRIP 6.354% due 09/25/40 (Ê)	25,333	4,479
Series 2010-112 Class PI Interest Only STRIP 6.000% due 10/25/40	23,825	3,003
Series 2012-43 Class PH 4.500% due 04/25/42	5,100	6,061
Fannie Mae Whole Loan Series 2003-W1 Class 2A 7.019% due 12/25/42	87	103
Series 2003-W4 Class 4A 7.252% due 10/25/42	40	48
Series 2003-W17 Class 1A6 5.310% due 08/25/33	1,975	2,029
Series 2004-W2 Class 2A2 7.000% due 02/25/44	3,541	4,098
Series 2004-W9 Class 2A1 6.500% due 02/25/44	200	229
Series 2004-W11 Class 1A2 6.500% due 05/25/44	430	489
Fannie Mae-Aces Series 2006-M2 Class A2F 5.259% due 05/25/20	324	370
Series 2012-M5 Class A2 2.715% due 02/25/22	6,010	6,271
FDIC Structured Sale Guaranteed Notes Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	4,338	4,436
Series 2010-S1 Class 1A 0.795% due 02/25/48 (Ê)(Þ)	2,317	2,318
FDIC Trust Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	2,067	2,112
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	8,538	8,759

Russell Strategic Bond Fund	125

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series 2011-K014 Class X1 Interest Only STRIP 1.275% due 04/25/21	17,620	1,498
Series 2011-K702 Class X1 Interest Only STRIP 1.561% due 02/25/18	62,440	4,523
Series 2012-K019 Interest Only STRIP 2.272% due 03/25/22	1,387	171
Series 2012-K019 Class A2 2.272% due 03/25/22	2,970	3,014
Series 2012-K501 Class X1A Interest Only STRIP 1.757% due 08/25/16	43,061	2,276
Federal Home Loan Mortgage Corp. Structured Pass Through Securities Series 2002-42 Class A6 9.500% due 02/25/42	67	77
Series 2003-58 Class 2A 6.500% due 09/25/43	233	272
Series 2005-63 Class 1A1 1.347% due 02/25/45 (Ê)	96	93
First Horizon Alternative Mortgage Securities Series 2004-AA6 Class A1 2.616% due 01/25/35 (Ê)	597	539
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 2A1 2.614% due 08/25/35 (Ê)	532	447
Series 2005-AR4 Class 2A1 2.605% due 10/25/35 (Ê)	2,202	1,753
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class IO1 Interest Only STRIP 1.251% due 03/15/33 (Þ)	16,038	—
First Union-Lehman Brothers- Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	160	163
Freddie Mac 11.000% due 2015	3	3
6.000% due 2016	25	27
10.000% due 2016	28	29
8.500% due 2017	14	16
10.500% due 2017	2	2
8.000% due 2020	51	59
10.000% due 2020	12	14
11.000% due 2020	8	9
10.500% due 2021	9	11
3.500% due 2025	12,728	13,681

	Principal Amount ($) or Shares	Market Value $

8.500% due 2025	17	21
2.482% due 2027 (Ê)	12	13
7.000% due 2027	85	101
8.500% due 2027	103	128
2.332% due 2028 (Ê)	13	13
2.482% due 2028 (Ê)	10	11
2.533% due 2030 (Ê)	19	20
7.500% due 2030	90	110
8.500% due 2030	32	40
6.500% due 2031	328	387
8.000% due 2031	9	11
7.000% due 2032	92	109
2.365% due 2033 (Ê)	281	298
6.000% due 2033	33	37
2.724% due 2034 (Ê)	428	457
2.771% due 2034 (Ê)	1,080	1,161
5.500% due 2034	470	517
6.000% due 2034	51	57
2.382% due 2035 (Ê)	1,054	1,121
2.512% due 2035 (Ê)	1,427	1,517
5.000% due 2035	166	185
5.092% due 2035 (Ê)	145	157
5.500% due 2035	797	877
6.000% due 2035	259	291
4.000% due 2036	234	251
5.500% due 2036	6	7
6.000% due 2036	84	93
5.000% due 2038	17,258	18,757
5.500% due 2038	34,085	38,167
6.000% due 2038	7,813	8,690
6.500% due 2038	364	411
4.500% due 2039	13,576	15,295
5.500% due 2039	3,981	4,356
4.000% due 2040	15,063	16,625
4.500% due 2040	38,522	43,407
4.000% due 2041	57,388	62,911
15 Year TBA (Ï)
2.500%	17,295	17,968
3.000%	6,000	6,303
3.500%	6,000	6,343
30 Year TBA (Ï)
4.000%	34,900	37,316
4.500%	8,000	8,603
5.000%	11,995	12,964
5.500%	51,400	56,106
6.000%	9,000	9,887
Freddie Mac Strips Series 1998-191 Class IO Interest Only STRIP 8.000% due 01/01/28	29	6
Series 1998-194 Class IO Interest Only STRIP 6.500% due 04/01/28	100	19
Series 2001-212 Class IO Interest Only STRIP 6.000% due 05/01/31	109	24

126	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2001-215 Class IO Interest Only STRIP 8.000% due 06/15/31	85	18
Freddie Mac Mortgage Trust Series 2010-K7 Class B 5.435% due 04/25/20 (Þ)	6,700	7,238
Freddie Mac REMICS Series 1999-2129 Class SG Interest Only STRIP 6.750% due 06/17/27 (Ê)	810	159
Series 2000-2247 Class SC Interest Only STRIP 7.251% due 08/15/30 (Ê)	24	6
Series 2000-2266 Class F 0.699% due 11/15/30 (Ê)	41	41
Series 2002-2463 Class SJ Interest Only STRIP 7.751% due 03/15/32 (Ê)	92	20
Series 2003-2610 Class UI Interest Only STRIP 6.500% due 05/15/33	29	6
Series 2003-2621 Class QH 5.000% due 05/15/33	1,300	1,469
Series 2003-2624 Class QH 5.000% due 06/15/33	1,335	1,499
Series 2003-2649 Class IM Interest Only STRIP 7.000% due 07/15/33	210	47
Series 2003-2697 Class LG 4.500% due 10/15/23	1,126	1,216
Series 2003-2725 Class TA 4.500% due 12/15/33	1,300	1,541
Series 2004-2752 Class FM 0.599% due 12/15/30 (Ê)	20	20
Series 2004-2778 Class UF 0.549% due 06/15/33 (Ê)	26	26
Series 2006-3123 Class HT 5.000% due 03/15/26	3,106	3,504
Series 2006-3149 Class LF 0.549% due 05/15/36 (Ê)	321	322
Series 2006-3150 Class EQ 5.000% due 05/15/26	1,525	1,745
Series 2007-3335 Class BF 0.399% due 07/15/19 (Ê)	913	913
Series 2007-3335 Class FT 0.399% due 08/15/19 (Ê)	2,322	2,322
Series 2007-3345 Class FP 0.449% due 11/15/36 (Ê)	3,930	3,924
Series 2007-3345 Class PF 0.429% due 05/15/36 (Ê)	4,014	4,007
Series 2009-3558 Class G 4.000% due 08/15/24	150	168
Series 2010-3640 Class JA 1.500% due 03/15/15	4,832	4,854
Series 2010-3653 Class B 4.500% due 04/15/30	4,570	5,138

	Principal Amount ($) or Shares	Market Value $

Series 2010-3704 Class DC 4.000% due 11/15/36	1,903	2,111
Series 2011-3927 Class PC 4.500% due 09/15/41	6,800	7,950
Series 2011-3963 Class JB 4.500% due 11/15/41	3,500	4,011
FREMF Mortgage Trust Series 2012-K710 Class B 3.949% due 06/25/47 (Å)	1,950	1,917
GE Capital Commercial Mortgage Corp. Series 2003-C2 Class F 5.494% due 07/10/37 (Þ)	455	465
Series 2005-C3 Class A4 5.046% due 07/10/45	276	275
Series 2005-C4 Class A4 5.308% due 11/10/45	1,900	2,126
Ginnie Mae I 10.500% due 2015	21	21
11.000% due 2015	—	—
7.000% due 2016	2	2
10.500% due 2016	24	24
11.000% due 2020	11	12
10.500% due 2021	18	20
10.000% due 2022	37	41
7.500% due 2024	12	14
10.000% due 2025	34	37
3.000% due 2027	8,249	8,792
8.000% due 2030	172	213
7.500% due 2031	19	20
7.500% due 2032	9	11
4.500% due 2039	38,724	42,591
4.500% due 2040	30,290	33,480
4.500% due 2041	10,636	11,751
4.500% due 2042	764	841
30 Year TBA (Ï)
5.000%	20,000	22,132
5.500%	10,000	11,181
6.000%	28,000	31,526
Ginnie Mae II 1.625% due 2023 (Ê)	321	334
1.625% due 2024 (Ê)	210	218
2.000% due 2024 (Ê)	75	78
1.625% due 2026 (Ê)	67	69
8.500% due 2026	21	26
1.625% due 2027 (Ê)	189	196
1.625% due 2029 (Ê)	150	156
2.375% due 2030 (Ê)	56	59
3.500% due 2040 (Ê)	17,771	18,883
4.000% due 2040 (Ê)	3,551	3,789
5.390% due 2059	13,070	14,600
4.502% due 2061	2,941	3,298
4.700% due 2061	6,267	7,162
4.845% due 2062	1,664	1,876
5.065% due 2062	2,817	3,184

Russell Strategic Bond Fund	127

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

30 Year TBA (Ï)
3.500%	16,750	18,182
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class A4 4.547% due 12/10/41	1,358	1,376
GMAC Mortgage Corp. Loan Trust Series 2005-AR2 Class 4A 4.945% due 05/25/35 (Ê)	3,717	3,491
Goldman Sachs Mortgage Securities Corp. II Series 2007-GG10 Class A4 5.790% due 08/10/45	5,600	6,306
Government National Mortgage Association Series 1999-27 Class SE Interest Only STRIP 8.351% due 08/16/29 (Ê)	107	28
Series 1999-44 Class SA Interest Only STRIP 8.301% due 12/16/29 (Ê)	144	32
Series 2000-29 Class S Interest Only STRIP 8.253% due 09/20/30 (Ê)	16	4
Series 2001-46 Class SA Interest Only STRIP 7.331% due 09/16/31 (Ê)	15	4
Series 2002-27 Class SA Interest Only STRIP 7.751% due 05/16/32 (Ê)	25	7
Series 2010-14 Class A 4.500% due 06/16/39	1,797	1,987
Series 2010-116 Class MP 3.500% due 09/16/40	19,323	20,777
Series 2011-67 Class B 3.863% due 10/16/47	2,665	2,946
Series 2011-127 Class IO Interest Only STRIP 1.557% due 03/16/47	31,471	2,408
Series 2012-70 Class IO Interest Only STRIP 0.961% due 08/16/52	52,875	3,710
Series 2012-H11 Class CI Interest Only STRIP 2.881% due 04/20/62	21,568	2,723
Greenpoint Mortgage Funding Trust Series 2005-AR5 Class 1A1 0.516% due 11/25/45 (Ê)	190	121
Series 2006-AR6 Class A1A 0.326% due 10/25/46 (Ê)	7	7
Series 2006-AR8 Class 1A1A 0.326% due 01/25/47 (Ê)	—	—

	Principal Amount ($) or Shares	Market Value $

Greenpoint Mortgage Pass- Through Certificates Series 2003-1 Class A1 3.132% due 10/25/33 (Ê)	732	661
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class B 5.104% due 01/11/35	1,610	1,621
Series 2004-GG1 Class A7 5.317% due 06/10/36	600	635
Series 2005-GG3 Class A4 4.799% due 08/10/42	100	108
Series 2007-GG9 Class A4 5.444% due 03/10/39	8,125	9,185
Series 2007-GG11 Class A4 5.736% due 12/10/49	5,020	5,660
Series 2007-GG11 Class AJ 5.996% due 12/10/49	2,492	1,717
GS Mortgage Securities Corp. II Series 2007-EOP Class A1 1.103% due 03/06/20 (Ê)(Þ)	2,019	2,012
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	2,754	2,802
Series 2011-GC5 Class A4 3.707% due 08/10/44	11,240	12,215
Series 2012-ALOH Class A 3.551% due 04/10/34 (Þ)	1,225	1,304
3.551% due 04/10/34 (Å)	5,435	5,787
GSMPS Mortgage Loan Trust Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	95	98
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	86	91
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	230	234
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	709	770
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	1,408	1,414
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	1,524	1,566
GSR Mortgage Loan Trust Series 2004-7 Class 1A1 2.751% due 06/25/34 (Ê)	304	279
Series 2005-6F Class 1A6 5.250% due 07/25/35	3,462	3,444
Series 2005-AR4 Class 6A1 5.250% due 07/25/35 (Ê)	3,811	3,790
Series 2005-AR7 Class 5A1 5.159% due 11/25/35 (Ê)	3,987	3,361
Series 2005-AR7 Class 6A1 5.130% due 11/25/35 (Ê)	1,369	1,339
Series 2006-2F Class 2A17 5.750% due 02/25/36	3,700	3,320
Series 2006-3F Class 2A3 5.750% due 03/25/36	2,620	2,306

128	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-8F Class 4A17 6.000% due 09/25/36	3,818	3,260
Series 2007-AR2 Class 2A1 2.721% due 05/25/47 (Ê)	7,307	5,330
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A 0.467% due 05/19/35 (Ê)	147	98
Series 2005-4 Class 3A1 3.090% due 07/19/35 (Ê)	3,117	2,294
Series 2007-7 Class 2A1A 1.246% due 11/25/47 (Ê)	4,402	3,234
Indymac Index Mortgage Loan Trust Series 2004-AR11 Class 2A 2.669% due 12/25/34 (Ê)	86	69
Series 2005-AR25 Class 1A21 5.217% due 12/25/35 (Ê)	725	546
Series 2005-AR31 Class 1A1 2.515% due 01/25/36 (Ê)	825	523
Series 2006-AR8 Class A3A 0.476% due 07/25/46 (Ê)	10,495	6,298
Series 2006-AR41 Class A3 0.426% due 02/25/37 (Ê)	11,305	5,746
Series 2007-AR5 Class 1A1 3.159% due 05/25/37 (Ê)	5,785	2,609
JPMorgan Alternative Loan Trust Series 2006-A2 Class 3A1 2.852% due 05/25/36 (Ê)	5,249	3,205
Series 2006-A4 Class A7 6.300% due 09/25/36	15,975	6,233
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2 Class A2 5.050% due 12/12/34	341	343
Series 2002-C2 Class B 5.211% due 12/12/34	120	121
Series 2003-C1 Class A2 4.985% due 01/12/37	2,725	2,755
Series 2005-CB13 Class A4 5.284% due 01/12/43	686	754
Series 2006-CB14 Class A4 5.481% due 12/12/44	1,850	2,067
Series 2006-CB15 Class A4 5.814% due 06/12/43	4,240	4,788
Series 2006-CB16 Class A4 5.552% due 05/12/45	3,960	4,503
Series 2006-LDP8 Class A3B 5.447% due 05/15/45	3,675	3,851
Series 2006-LDP8 Class A4 5.399% due 05/15/45	3,705	4,224
Series 2006-LDP9 Class A3 5.336% due 05/15/47	4,374	4,901
Series 2007-CB18 Class A4 5.440% due 06/12/47	7,000	7,975

	Principal Amount ($) or Shares	Market Value $

Series 2007-CB20 Class A4 5.794% due 02/12/51	6,400	7,486
Series 2007-CB20 Class AJ 6.081% due 02/12/51	1,310	1,107
Series 2007-LD12 Class A4 5.882% due 02/15/51	400	463
Series 2007-LDPX Class A3 5.420% due 01/15/49	200	226
Series 2008-C2 Class A4 6.068% due 02/12/51	1,575	1,699
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	4,634	5,072
Series 2012-C6 Class A3 3.507% due 05/15/45	2,960	3,132
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.017% due 02/25/35 (Ê)	237	239
Series 2005-A4 Class 1A1 5.315% due 07/25/35 (Ê)	1,359	1,352
Series 2005-A8 Class 1A1 5.287% due 11/25/35 (Ê)	2,447	2,319
Series 2005-S3 Class 1A2 5.750% due 01/25/36	184	173
Series 2006-A2 Class 2A1 5.401% due 04/25/36 (Ê)	179	144
Series 2006-A6 Class 1A2 2.772% due 10/25/36 (Ê)	1,038	753
Series 2006-A7 Class 3A2 5.669% due 01/25/37 (Ê)	5,353	4,348
Series 2006-S4 Class A5 6.000% due 01/25/37	2,368	1,963
Series 2007-A1 Class 5A2 2.868% due 07/25/35 (Ê)	265	261
Series 2007-A1 Class B1 2.932% due 07/25/35 (Ê)	119	5
Series 2007-A4 Class 3A3 5.472% due 06/25/37 (Ê)	2,429	2,118
Series 2007-S3 Class 1A74 6.000% due 08/25/37	2,182	1,881
Series 2007-S3 Class 1A8 6.000% due 08/25/37	8,776	7,158
Series 2007-S3 Class 1A96 6.000% due 08/25/37	165	143
Series 2007-S3 Class 1A97 6.000% due 08/25/37	343	296
LB-UBS Commercial Mortgage Trust Series 2002-C4 Class A5 4.853% due 09/15/31	47	47
Series 2003-C1 Class B 4.479% due 12/15/36	550	559
Series 2003-C3 Class A4 4.166% due 05/15/32	585	596
Series 2003-C3 Class D 4.274% due 02/15/37	395	400
Series 2003-C5 Class C 4.762% due 04/15/37	1,480	1,521

Russell Strategic Bond Fund	129

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2004-C7 Class A5 4.628% due 10/15/29	324	331
Series 2005-C1 Class A3 4.545% due 02/15/30	180	180
Series 2005-C2 Class AAB 5.007% due 04/15/30	285	291
Series 2006-C7 Class A3 5.347% due 11/15/38	1,850	2,096
Series 2007-C2 Class A3 5.430% due 02/15/40	2,625	2,965
Series 2007-C7 Class A3 5.866% due 09/15/45	7,820	9,095
Mastr Adjustable Rate Mortgages Trust Series 2004-10 Class 2A2 3.320% due 10/25/34 (Ê)	7	4
Series 2005-1 Class B1 3.400% due 03/25/35 (Ê)	1,099	72
Series 2005-6 Class 7A1 5.318% due 06/25/35 (Ê)	350	352
Series 2006-2 Class 4A1 4.151% due 02/25/36 (Ê)	1,585	1,413
Series 2006-OA2 Class 4A1B 1.348% due 12/25/46 (Ê)	249	112
Series 2007-HF2 Class A1 0.556% due 09/25/37 (Ê)	6,713	4,682
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.812% due 06/25/33	1,078	948
Mastr Asset Securitization Trust Series 2006-2 Class 1A10 6.000% due 06/25/36 (Ê)	4,640	4,185
Mastr Reperforming Loan Trust Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	538	546
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	1,085	1,066
Mellon Residential Funding Corp. Series 2000-TBC2 Class A1 0.729% due 06/15/30 (Ê)	448	438
Merrill Lynch Floating Trust Series 2008-LAQA Class A1 0.784% due 07/09/21 (Ê)(Þ)	3,920	3,844
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.456% due 02/25/36 (Ê)	536	404
Series 2006-A1 Class 1A1 2.886% due 03/25/36 (Ê)	6,898	3,864
Merrill Lynch Mortgage Trust Series 2002-MW1 Class J 5.695% due 07/12/34 (Þ)	570	509
Series 2004-KEY2 Class A4 4.864% due 08/12/39	1,865	1,994
Series 2005-CIP1 Class A2 4.960% due 07/12/38	21	22

	Principal Amount ($) or Shares	Market Value $

Series 2005-CIP1 Class AM 5.107% due 07/12/38	3,410	3,716
Series 2008-C1 Class A4 5.690% due 02/12/51	6,110	7,050
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-6 Class A4 5.485% due 03/12/51	900	992
Series 2007-7 Class A4 5.739% due 06/12/50	920	1,002
Series 2007-8 Class A3 5.963% due 08/12/49	1,100	1,233
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.245% due 10/25/35 (Ê)	200	178
Series 2005-3 Class 5A 0.496% due 11/25/35 (Ê)	1,042	864
Morgan Stanley Capital I, Inc. Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	1,040	1,041
Series 2005-T19 Class A4A 4.890% due 06/12/47	7,915	8,708
Series 2006-HQ9 Class A4 5.731% due 07/12/44	4,089	4,677
Series 2006-T23 Class A4 5.812% due 08/12/41	6,678	7,766
Series 2007-HQ13 Class A3 5.569% due 12/15/44	1,925	2,140
Series 2007-IQ13 Class A4 5.364% due 03/15/44	4,921	5,548
Series 2007-IQ14 Class A4 5.692% due 04/15/49	1,527	1,697
Series 2007-IQ16 Class A4 5.809% due 12/12/49	3,100	3,622
Series 2011-C3 Class A2 3.224% due 07/15/49	1,885	2,026
Series 2011-C3 Class A4 4.118% due 07/15/49	1,105	1,236
Series 2012-C4 Class A4 3.244% due 03/15/45	5,840	6,086
Morgan Stanley Dean Witter Capital I Series 2001-TOP1 Class E 7.390% due 02/15/33 (Þ)	380	373
Series 2001-TOP3 Class C 6.790% due 07/15/33	675	700
Morgan Stanley Reremic Trust Series 2009-GG10 Class A4A 5.790% due 08/12/45 (Þ)	400	459
NCUA Guaranteed Notes Series 2010-R1 Class 2A 1.840% due 10/07/20	9,064	9,183
Series 2010-R3 Class 3A 2.400% due 12/08/20	3,153	3,229

130	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Nomura Asset Acceptance Corp. Series 2005-WF1 Class 2A2 4.786% due 03/25/35	516	498
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	4,050	4,741
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.646% due 02/25/34 (Ê)	59	53
Series 2004-CL1 Class 2A2 0.646% due 02/25/19 (Ê)	5	5
Prudential Commercial Mortgage Trust Series 2003-PWR1 Class A2 4.493% due 02/11/36	117	119
Series 2003-PWR1 Class C 4.706% due 02/11/36	695	689
Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	1,190	1,165
RALI Trust Series 2005-QS14 Class 2A1 6.000% due 09/25/35	2,567	1,795
Series 2007-QH5 Class AI1 0.456% due 06/25/37 (Ê)	5,179	3,392
RAMP Trust Series 2004-SL1 Class A3 7.000% due 11/25/31	5	5
Residential Asset Securitization Trust Series 2005-A14 Class A5 5.500% due 12/25/35	3,121	2,507
Series 2006-A11 Class 1A4 6.250% due 10/25/36	346	232
Series 2006-A9CB Class A6 6.000% due 09/25/36	2,569	1,442
RFMSI Trust Series 2005-S5 Class A6 5.250% due 07/25/35	3,737	3,658
Series 2005-SA4 Class 1A21 3.166% due 09/25/35 (Ê)	4,052	2,881
Series 2006-S10 Class 1A7 6.000% due 10/25/36	2,509	2,151
Series 2006-SA4 Class 2A1 3.751% due 11/25/36 (Ê)	570	417
RIAL LLC Series 2012-LT1A Class A 4.750% due 02/15/25 (Þ)	892	895
S2 Hospitality LLC Series 2012-LV1 Class A 4.500% due 04/15/25 (Þ)	1,877	1,887
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 Class 5A 5.500% due 12/25/34	219	215
Series 2004-20 Class 3A1 2.815% due 01/25/35 (Ê)	1,723	1,455

	Principal Amount ($) or Shares	Market Value $

Series 2005-17 Class 3A1 2.812% due 08/25/35 (Ê)	37	30
Series 2005-22 Class 4A2 5.144% due 12/25/35 (Ê)	23	1
Series 2006-5 Class 5A4 5.141% due 06/25/36 (Ê)	74	4
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A3 0.497% due 07/19/35 (Ê)	278	248
Series 2005-AR8 Class A1A 0.526% due 02/25/36 (Ê)	875	523
Series 2007-AR6 Class A1 1.647% due 08/25/47 (Ê)	11,231	6,559
Structured Asset Securities Corp. Series 2003-34A Class 5A4 2.776% due 11/25/33 (Ê)	6,919	6,842
Series 2005-6 Class B2 5.240% due 05/25/35	163	4
Suntrust Alternative Loan Trust Series 2006-1F Class 3A 0.596% due 04/25/36 (Ê)	861	266
TEMP SA RM26 HMBS 4.620% due 06/01/62	7,075	7,895
Thornburg Mortgage Securities Trust Series 2004-3 Class A 0.986% due 09/25/44 (Ê)	6,874	6,409
Series 2007-1 Class A2B 5.800% due 03/25/37 (Ê)	2,833	2,554
UBS-Barclays Commercial Mortgage Trust Series 2012-C2 Class A4 3.525% due 05/10/63	940	995
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class D 5.040% due 04/15/35	639	642
Series 2006-C29 Class E 5.516% due 11/15/48	2,682	443
Series 2006-WL7A Class A1 0.339% due 09/15/21 (Ê)(Þ)	6,234	6,042
Series 2007-C30 Class A5 5.342% due 12/15/43	16,650	18,337
Series 2007-C31 Class A4 5.509% due 04/15/47	3,830	4,249
Series 2007-C32 Class A3 5.742% due 06/15/49	1,890	2,108
Series 2007-WHL8 Class A1 0.329% due 06/15/20 (Ê)(Þ)	2,183	2,036
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2006-1 Class 4CB 6.500% due 02/25/36	11,341	5,829

Russell Strategic Bond Fund	131

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2006-5 Class 3A2 6.000% due 07/25/36	415	199
Series 2006-AR7 Class A1A 1.067% due 09/25/46 (Ê)	14,058	5,701
Series 2006-AR9 Class 2A 0.987% due 11/25/46 (Ê)	13,340	5,656
Series 2007-HY2 Class 2A3 4.384% due 04/25/37 (Ê)	5,717	3,438
Washington Mutual Mortgage Pass Through Certificates Series 2002-AR9 Class 1A 1.547% due 08/25/42 (Ê)	132	113
Series 2004-AR1 Class A 2.578% due 03/25/34 (Ê)	118	118
Series 2005-AR1 Class A2A1 0.586% due 01/25/45 (Ê)	2,303	1,931
Series 2005-AR6 Class B3 0.906% due 04/25/45 (Ê)	1,603	33
Series 2005-AR11 Class A1A 0.559% due 08/25/45 (Ê)	4,861	4,235
Series 2005-AR13 Class A1A1 0.536% due 10/25/45 (Ê)	212	180
Series 2005-AR15 Class A1A1 0.506% due 11/25/45 (Ê)	4,633	3,803
Series 2006-AR7 Class 2A 1.127% due 07/25/46 (Ê)	2,377	1,635
Series 2006-AR8 Class 2A3 5.460% due 08/25/36 (Ê)	99	7
Series 2006-AR9 Class 2A 2.618% due 08/25/46 (Ê)	4,953	3,962
Series 2006-AR12 Class 1A2 2.555% due 10/25/36 (Ê)	3,505	2,536
Series 2006-AR12 Class 3A3 6.100% due 10/25/36 (Ê)	4,167	3,377
Series 2006-AR13 Class 1A 1.126% due 10/25/46 (Ê)	8,873	5,856
Series 2006-AR19 Class 2A 2.368% due 01/25/47 (Ê)	3,940	3,190
Series 2007-HY3 Class 4A1 2.757% due 03/25/37 (Ê)	4,213	3,443
Series 2007-HY5 Class 3A1 5.273% due 05/25/37 (Ê)	4,054	3,662
Series 2007-OA5 Class 1A 0.897% due 06/25/47 (Ê)	12,144	8,664
Wells Fargo Mortgage Backed Securities Trust Series 2003-N Class 1A1 4.565% due 12/25/33 (Ê)	689	698
Series 2004-AA Class A1 2.579% due 12/25/34 (Ê)	770	762
Series 2004-CC Class A1 2.609% due 01/25/35 (Ê)	1,256	1,221
Series 2005-18 Class 2A10 21.831% due 01/25/36 (Ê)	1,134	1,500

	Principal Amount ($) or Shares	Market Value $

Series 2005-AR7 Class 2A1 5.084% due 05/25/35 (Ê)	4,734	4,776
Series 2005-AR8 Class 2A1 2.699% due 06/25/35 (Ê)	518	511
Series 2005-AR11 Class 1A1 2.628% due 06/25/35 (Ê)	577	581
Series 2006-2 Class 2A3 5.500% due 03/25/36	1,466	1,404
Series 2006-3 Class A11 5.500% due 03/25/36	5,596	5,581
Series 2006-6 Class 1A8 5.750% due 05/25/36	2,325	2,287
Series 2006-8 Class A15 6.000% due 07/25/36	5,262	5,042
Series 2006-11 Class A9 6.500% due 09/25/36	2,396	2,270
Series 2006-13 Class A5 6.000% due 10/25/36	1,429	1,427
Series 2006-AR1 Class 2A5 5.372% due 03/25/36 (Ê)	1,787	1,669
Series 2006-AR2 Class 2A1 2.616% due 03/25/36	3,918	3,553
Series 2006-AR2 Class 2A3 2.616% due 03/25/36 (Ê)	1,334	1,177
Series 2006-AR4 Class 1A1 5.778% due 04/25/36 (Ê)	4,861	4,148
Series 2006-AR10 Class 4A1 2.618% due 07/25/36 (Ê)	3,165	2,437
Series 2006-AR12 Class 2A1 5.824% due 09/25/36 (Ê)	3,482	3,159
Series 2006-AR17 Class A1 2.615% due 10/25/36 (Ê)	9,166	7,109
Series 2007-1 Class A6 5.500% due 02/25/37	772	668
Series 2007-2 Class 1A13 6.000% due 03/25/37	5,615	5,157
Series 2007-4 Class A15 6.000% due 04/25/37	947	876
Series 2007-4 Class A21 5.500% due 04/25/37	1,337	1,195
Series 2007-6 Class A6 6.000% due 05/25/37	698	607
Series 2007-7 Class A38 6.000% due 06/25/37	901	849
Series 2007-7 Class A6 6.000% due 06/25/37	842	818
Series 2007-8 Class 1A16 6.000% due 07/25/37	2,322	2,184
Series 2007-8 Class 2A2 6.000% due 07/25/37	4,624	4,615
Series 2007-10 Class 1A18 6.000% due 07/25/37	4,090	4,020
Series 2007-10 Class 1A5 6.000% due 07/25/37	5,358	5,265
Series 2007-11 Class A14 6.000% due 08/25/37	677	658

132	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-11 Class A36 6.000% due 08/25/37	2,943	2,842
Series 2007-11 Class A81 6.000% due 08/25/37	4,623	4,448
Series 2007-11 Class A96 6.000% due 08/25/37	2,479	2,372
Series 2007-13 Class A7 6.000% due 09/25/37	986	919
Series 2007-14 Class 1A1 6.000% due 10/25/37	835	815
Series 2007-AR5 Class A1 6.008% due 10/25/37 (Ê)	2,122	1,910
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	5,140	5,571
Series 2012-C8 Class A3 3.001% due 08/15/45	3,910	3,994

		2,689,698

Municipal Bonds - 1.7%
Brazos Higher Education Authority Revenue Bonds
0.584% due 12/26/24 (Ê)	3,795	3,466
Chicago Transit Authority Revenue Bonds
6.300% due 12/01/21	500	561
6.899% due 12/01/40	5,200	6,471
City of Chicago Illinois General Obligation Unlimited
5.000% due 12/01/24 (µ)	17,715	19,635
County of Clark Nevada Airport System Revenue Bonds
6.820% due 07/01/45	1,200	1,727
County of Cook Illinois General Obligation Unlimited
5.000% due 11/15/26 (µ)	15,000	16,238
East Baton Rouge Sewerage Commission Revenue Bonds
6.087% due 02/01/45	1,800	2,041
Iowa Tobacco Settlement Authority Revenue Bonds
6.500% due 06/01/23	335	326
Los Angeles Unified School District General Obligation Unlimited
6.758% due 07/01/34	800	1,082
Metropolitan Government of Nashville & Davidson County Convention Center Auth Revenue Bonds
6.731% due 07/01/43	100	122
Municipal Electric Authority of Georgia Revenue Bonds
6.637% due 04/01/57	4,755	5,728
7.055% due 04/01/57	4,445	4,866

	Principal Amount ($) or Shares	Market Value $

New Jersey State Turnpike Authority Revenue Bonds
7.102% due 01/01/41	3,105	4,533
New York City Municipal Water Finance Authority Revenue Bonds
5.375% due 06/15/43	5,075	5,961
New York Liberty Development Corp. Revenue Bonds
5.000% due 12/15/41	200	227
New York State Dormitory Authority Revenue Bonds
5.000% due 12/15/25	2,100	2,620
5.000% due 03/15/29	1,700	2,047
Public Power Generation Agency Revenue Bonds
7.242% due 01/01/41	100	122
San Diego County Regional Airport Authority Revenue Bonds
6.628% due 07/01/40	15,190	16,920
San Diego Redevelopment Agency Tax Allocation
7.625% due 09/01/30	500	539
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds
7.125% due 06/01/32	1,010	815
South Carolina Student Loan Corp. Revenue Bonds
0.587% due 12/01/20 (Ê)	4,500	4,397
State of California General Obligation Unlimited
5.700% due 11/01/21	920	1,075
6.650% due 03/01/22	1,675	2,070
7.500% due 04/01/34	800	1,042
7.950% due 03/01/36	3,200	3,835
5.650% due 04/01/39 (Ê)	700	724
7.550% due 04/01/39	4,688	6,263
7.600% due 11/01/40	1,100	1,487
State of Illinois General Obligation Unlimited
5.665% due 03/01/18	4,000	4,479
7.350% due 07/01/35	4,100	4,928
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
3.000% due 05/01/43 (Ê)	4,200	4,208
Tobacco Settlement Finance Authority Revenue Bonds
7.467% due 06/01/47	2,330	1,762
Tobacco Settlement Financing Corp. Revenue Bonds
5.500% due 06/01/26	1,340	1,471

		133,788

Russell Strategic Bond Fund	133

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Non-US Bonds - 4.4%
Australia Government Bond
Series 120
6.000% due 02/15/17	AUD	75,870	91,263
Austria Government Bond
4.000% due 09/15/16 (Þ)	EUR	8,430	11,812
3.650% due 04/20/22 (Þ)	EUR	6,840	9,702
Brazil Notas do Tesouro Nacional Serie B
Series NTNB
6.000% due 08/15/22	BRL	2,860	3,535
Brazil Notas do Tesouro Nacional Serie F
Series NTNF
10.000% due 01/01/14	BRL	6,874	3,469
10.000% due 01/01/21	BRL	7,076	3,574
Canada Housing Trust No. 1
3.350% due 12/15/20 (Þ)	CAD	300	328
3.800% due 06/15/21 (Þ)	CAD	1,600	1,811
Canadian Government Bond
1.500% due 03/01/17	CAD	3,915	3,939
Colombia Government International Bond
7.750% due 04/14/21	COP	21,360,000	14,995
Eksportfinans ASA
Series 2
0.720% due 07/28/16	JPY	300,000	3,089
European Loan Conduit
Series 2007-25X Class A
0.840% due 05/15/19 (Ê)	EUR	153	164
Federative Republic of Brazil
10.250% due 01/10/28	BRL	2,600	1,646
Granite Master Issuer PLC
Series 2005-2 Class A5
0.459% due 12/20/54 (Ê)	EUR	707	847
Series 2005-4 Class A5
0.379% due 12/20/54 (Ê)	EUR	905	1,085
Series 2006-4 Class A7
0.399% due 12/20/54 (Ê)	EUR	869	1,041
Series 2007-1 Class 3A2
0.379% due 12/20/54 (Ê)	EUR	579	694
Holmes Master Issuer PLC
Series 2010-1X Class A4
1.997% due 10/15/54 (Ê)	EUR	3,900	4,869
Series 2011-1A Class A3
1.847% due 10/15/54 (Ê)(Þ)	EUR	1,200	1,491
Housing Financing Fund
Series 2
3.750% due 04/15/34	ISK	378,117	3,586
Series 3
3.750% due 06/15/44	ISK	764,498	7,294
Ireland Government Bond
5.000% due 10/18/20	EUR	18,700	21,475
5.400% due 03/13/25	EUR	18,700	21,467
Italy Buoni Poliennali Del Tesoro
4.000% due 09/01/20	EUR	14,090	15,365

	Principal Amount ($) or Shares		Market Value $

Mexican Bonos
Series M 20
7.500% due 06/03/27	MXN	178,800	15,800
Series M 30
10.000% due 11/20/36	MXN	146,900	15,949
Series M
6.250% due 06/16/16	MXN	26,040	2,060
6.500% due 06/10/21	MXN	70,900	5,857
6.500% due 06/09/22	MXN	15,000	1,240
New Zealand Government Bond
Series 1217
6.000% due 12/15/17	NZD	47,430	44,182
Peruvian Government International Bond
Series REGS
8.600% due 08/12/17	PEN	6,130	2,799
Province of British Columbia
4.300% due 06/18/42	CAD	200	241
Province of Ontario Canada
4.300% due 03/08/17	CAD	200	221
4.200% due 06/02/20	CAD	400	450
4.000% due 06/02/21	CAD	11,875	13,178
3.150% due 06/02/22	CAD	4,200	4,355
4.600% due 06/02/39	CAD	900	1,091
Province of Quebec Canada
4.500% due 12/01/17	CAD	600	672
4.500% due 12/01/18	CAD	200	226
4.500% due 12/01/20	CAD	700	796
4.250% due 12/01/21	CAD	2,200	2,461
3.500% due 12/01/22	CAD	3,200	3,365
Russian Agricultural Bank OJSC Via RSHB Capital SA
8.625% due 02/17/17 (Å)	RUB	51,000	1,568
United Kingdom Gilt
4.500% due 12/07/42	GBP	3,060	6,357

			351,409

United States Government Agencies - 1.1%
Fannie Mae
5.000% due 02/13/17		1,400	1,662
5.375% due 06/12/17		2,900	3,534
Federal Home Loan Banks
0.450% due 07/30/14		7,960	7,964
0.600% due 08/06/15		9,720	9,709
Federal Home Loan Mortgage Corp.
1.375% due 02/25/14		3,445	3,504
2.000% due 08/25/16		8,685	9,144
1.000% due 03/08/17		5,400	5,452
1.000% due 06/29/17		4,000	4,041
3.750% due 03/27/19		4,200	4,885
1.750% due 05/30/19		2,100	2,175
1.250% due 08/01/19		800	798
2.375% due 01/13/22		5,000	5,236
Series 1
1.000% due 07/28/17		8,700	8,768

134	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal National Mortgage Association
1.250% due 01/30/17	4,300	4,392
0.875% due 08/28/17	4,400	4,401
Zero coupon due 10/09/19	8,710	7,228
Freddie Mac
5.000% due 02/16/17	1,900	2,263

		85,156

United States Government Treasuries - 15.9%
United States Treasury Inflation Indexed Bonds
0.125% due 04/15/17	1,012	1,079
1.625% due 01/15/18	219	253
1.375% due 07/15/18	320	370
2.125% due 01/15/19	321	389
1.250% due 07/15/20	527	621
0.125% due 01/15/22	1,625	1,754
0.125% due 07/15/22	800	867
2.375% due 01/15/25	3,658	4,930
2.375% due 01/15/27	45,015	62,083
1.750% due 01/15/28	439	567
3.875% due 04/15/29	1,817	3,027
2.125% due 02/15/41	9,970	15,013
0.750% due 02/15/42	2,848	3,180
United States Treasury Notes
0.250% due 01/31/14	46,300	46,325
0.250% due 04/30/14	2,255	2,256
2.625% due 07/31/14	7,600	7,962
0.375% due 11/15/14	18,930	18,991
2.125% due 11/30/14	100,000	104,367
0.250% due 05/15/15	251,095	250,919
0.375% due 06/15/15	2,800	2,807
0.250% due 07/15/15	3,400	3,396
3.250% due 05/31/16	12,060	13,355
0.875% due 01/31/17	114,315	116,066
0.875% due 04/30/17	375	380
0.625% due 05/31/17	49,500	49,620
0.750% due 06/30/17	21,725	21,893
0.500% due 07/31/17	3,565	3,548
3.500% due 02/15/18	900	1,036
1.500% due 08/31/18	5,585	5,810
1.250% due 04/30/19	5,100	5,205
3.125% due 05/15/19	1,200	1,374
1.000% due 06/30/19	152,800	153,099
0.875% due 07/31/19	1,300	1,290
3.625% due 08/15/19	1,900	2,245
3.375% due 11/15/19	2,600	3,033
1.750% due 05/15/22	102,920	105,348
6.250% due 08/15/23	4,915	7,236
3.125% due 11/15/41	14,945	16,664

	Principal Amount ($) or Shares	Market Value $

3.125% due 02/15/42	139,535	155,494
3.000% due 05/15/42	76,995	83,732

		1,277,584

Total Long-Term Investments (cost $6,518,940)		6,731,829

Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Þ)	420,000	—

Total Common Stocks (cost $—)		—

Preferred Stocks - 0.0%
Financial Services - 0.0%
DG Funding Trust (Å)	479	3,568

Total Preferred Stocks (cost $5,071)		3,568

Short-Term Investments - 25.2%
Adam Aircraft Industries, Inc. Term Loan
15.130% due 05/23/13 (Ø)(Æ)	760	8
Allstate Life Global Funding Trusts
5.375% due 04/30/13	2,200	2,281
Ally Auto Receivables Trust
Series 2012-3 Class A1
0.339% due 06/17/13	8,180	8,184
American Express Bank FSB
Series BKNT
5.500% due 04/16/13	700	724
American Express Credit Corp.
5.875% due 05/02/13	2,000	2,078
American International Group, Inc.
4.250% due 05/15/13	10,300	10,507
AmeriCredit Automobile Receivables Trust
Series 2012-1 Class A1
0.447% due 02/08/13	2,491	2,491
Series 2012-2 Class A1
0.300% due 05/08/13	8,757	8,757
Series 2012-3 Class A1
0.361% due 07/08/13	14,671	14,673
Amsouth Bank
Series AI
4.850% due 04/01/13 (Þ)	1,075	1,096
ANZ National International, Ltd.
6.200% due 07/19/13 (Þ)	5,000	5,224
Banco do Brasil SA
2.152% due 03/26/13 (ž)	4,900	4,874
Barclays Bank PLC
5.450% due 09/12/12	19,100	19,196

Russell Strategic Bond Fund	135

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

CarMax Auto Owner Trust
Series 2012-1 Class A1
0.381% due 02/15/13	1,289	1,289
Series 2012-2 Class A1
0.292% due 06/17/13	1,499	1,500
Caterpillar, Inc.
0.637% due 05/21/13 (Ê)	5,500	5,516
Citigroup, Inc.
5.500% due 08/27/12	2,500	2,508
5.625% due 08/27/12	1,800	1,806
5.500% due 04/11/13	7,900	8,124
5.850% due 07/02/13	700	727
Continental Airlines 2006-1 Class G Pass Through Trust
Series 061G
0.817% due 06/02/13 (Ê)	2,319	2,261
Enterprise Products Operating LLC
5.900% due 04/15/13	1,130	1,170
Federal Home Loan Banks
0.160% due 02/13/13	3,500	3,499
0.200% due 03/01/13	7,900	7,899
Federal National Mortgage Association
0.278% due 10/18/12 (Ê)	15,490	15,494
Ford Credit Auto Lease Trust
Series 2012-A Class A1
0.358% due 03/15/13 (Þ)	4,842	4,843
Ford Motor Credit Co. LLC
7.500% due 08/01/12 (ç)(Ñ)	3,995	3,995
Gazprom OAO Via Gaz Capital SA
7.343% due 04/11/13 (Þ)	600	623
Gazprom OAO Via RBS AG
Series REGS
9.625% due 03/01/13	1,200	1,258
Ginnie Mae I
11.000% due 07/15/13	1	1
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/13	6,900	7,139
Hewlett-Packard Co.
0.747% due 05/24/13 (Ê)	6,400	6,388
Honda Auto Receivables Owner Trust
Series 2012-1 Class A1
0.413% due 03/15/13	4,359	4,360
Huntington Auto Trust
Series 2012-1 Class A1
0.342% due 03/15/13	5,078	5,080
Hyundai Auto Lease Securitization Trust 2011-A
Series 2012-A Class A1
0.384% due 06/17/13 (Þ)	9,983	9,992
Hyundai Auto Receivables Trust
Series 2012-A Class A1
0.300% due 03/15/13	3,333	3,334
Series 2012-B Class A1
0.293% due 07/15/13	11,685	11,692

	Principal Amount ($) or Shares	Market Value $

Iceland Rikisbref
4.250% due 08/24/12	198,000	1,641
ING Bank NV
1.518% due 03/15/13 (Ê)(Þ)	8,100	8,121
Itau Unibanco SA
0.010% due 11/05/12 (ž)	1,400	1,395
Japan Treasury Discount Bill
Series 281
Zero coupon due 08/20/12	640,000	8,191
Series 283
Zero coupon due 08/27/12	1,260,000	16,127
Series 286
Zero coupon due 09/10/12	2,320,000	29,693
Series 288
Zero coupon due 09/18/12	20,000	256
Series 290
Zero coupon due 09/24/12	70,000	896
Series 291
Zero coupon due 10/01/12 (ž)	5,640,000	72,180
Series 294
Zero coupon due 10/15/12 (ž)	8,270,000	105,835
John Deere Owner Trust
Series 2012-A Class A1
0.379% due 03/15/13	3,333	3,335
MBNA Corp.
6.125% due 03/01/13	2,000	2,053
Mexico Cetes
0.010% due 11/15/12	15,500	115
Series BI
Zero coupon due 09/06/12	3,499,170	26,200
Zero coupon due 09/20/12	1,233,000	9,215
Zero coupon due 10/04/12	435,000	3,245
Zero coupon due 10/11/12	99,000	738
Zero coupon due 10/18/12	30,000	223
MMCA Automobile Trust
Series 2012-A Class A1
0.601% due 02/04/13 (Þ)	2,549	2,549
Morgan Stanley
Series GMTN
2.967% due 05/14/13 (Ê)	1,100	1,106
National Australia Bank, Ltd.
5.350% due 06/12/13 (Þ)	6,725	6,999
New Jersey Economic Development Authority Revenue Bonds
1.468% due 06/15/13 (Ê)	3,900	3,903
Nissan Auto Receivables Owner Trust
Series 2012-A Class A1
0.359% due 03/15/13	5,729	5,731
Series 2012-B Class A2
0.390% due 04/15/13	2,120	2,120
Principal Life Income Funding Trusts
5.300% due 04/24/13	400	414
RBS Holdings USA, Inc.
0.370% due 09/17/12 (ç)(ž)	9,630	9,625

136	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Russell U.S. Cash Management Fund	1,101,435,694	(¥)	1,101,436
Santander Drive Auto Receivables Trust
Series 2012-4 Class A1
0.432% due 07/15/13	12,435		12,442
SMART Trust
Series 2012-1USA Class A1
0.477% due 03/14/13 (Þ)	3,415		3,415
Swedbank AB
2.900% due 01/14/13 (Þ)	5,000		5,058
Telefonica Emisiones SAU
2.582% due 04/26/13	4,445		4,423
Time Warner Cable, Inc.
6.200% due 07/01/13	5,900		6,187
United States Treasury Bills
Zero coupon due 08/02/12 (ž)	280,000		279,999
0.135% due 08/30/12 (ç)(ž)	260		260
0.095% due 09/13/12 (ç)(ž)	180		180
0.146% due 09/13/12 (ç)(ž)	20		20
Zero coupon due 10/04/12 (ž)	70,000		69,991
0.085% due 10/11/12 (ž)	1,750		1,750
0.165% due 02/07/13 (ž)	290		290
0.160% due 05/02/13 (ž)	760		759
0.170% due 07/25/13 (ž)	880		878
United States Treasury Inflation Indexed Bonds
0.625% due 04/15/13	6,758		6,791
UnitedHealth Group, Inc.
4.875% due 02/15/13	400		409
Verizon Communications, Inc.
5.250% due 04/15/13	300		310
Volkswagen Auto Lease Trust
Series 2012-A Class A1
0.332% due 06/20/13	6,208		6,211
Volkswagen Auto Loan Enhanced Trust
Series 2012-1 Class A1
0.439% due 01/22/13	1,057		1,057
Wachovia Corp.
5.500% due 05/01/13	7,485		7,764
World Omni Automobile Lease Securitization Trust
Series 2012-A Class A1
0.328% due 06/17/13	2,203		2,204

Total Short-Term Investments (cost $2,017,382)			2,024,331

	Principal Amount ($) or Shares	Market Value $

Repurchase Agreements - 1.1%
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $25,000 dated July 31, 2012 at 0.170% to be repurchased at $25,000 on August 1, 2012 collateralized by: $25,542 par various United States Treasury Obligations, valued at $25,501.	25,000	25,000
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $16,500 dated July 31, 2012 at 0.170% to be repurchased at $16,500 on August 1, 2012 collateralized by: $11,076 par various United States Treasury Obligations, valued at $16,673.	16,500	16,500
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $2,200 dated July 31, 2012 at 0.210% to be repurchased at $2,200 on August 1, 2012 collateralized by: $2,158 par various United States Government Agency Obligations, valued at $2,267.	2,200	2,200
Agreement with Citigroup and State Street Bank (Tri-Party) of $16,600 dated July 31, 2012 at 0.170% to be repurchased at $16,600 on August 1, 2012 collateralized by: $16,590 par various United States Treasury Obligations, valued at $16,868.	16,600	16,600
Agreement with Deutsche Bank Securities Inc. and State Street Bank (Tri-Party) of $16,600 dated July 31, 2012 at 0.170% to be repurchased at $16,451 on August 1, 2012 collateralized by: $16,920 par various United States Treasury Obligations, valued at $16,867.	16,600	16,600

Russell Strategic Bond Fund	137

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Agreement with Morgan Stanley Co. Incorporated and State Street Bank (Tri-Party) of $11,100 dated July 31, 2012 at 0.210% to be repurchased at $11,100 on August 1, 2012 collateralized by: $8,133 par various United States Treasury Obligations, valued at $11,259.	11,100		11,100

Total Repurchase Agreements (cost $88,000)			88,000

Other Securities - 0.5%
Russell Investment Company Liquidating Trust (×)	3,244,225	(¥)	3,313
Russell U.S. Cash Collateral Fund (×)	40,090,850	(¥)	40,091

Total Other Securities (cost $43,335)			43,404

Total Investments - 110.5% (identified cost $8,672,728)			8,891,132

Other Assets and Liabilities, Net - (10.5%)			(843,442)

Net Assets - 100.0%			8,047,690

See accompanying notes which are an integral part of this quarterly report.

138	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Canada Government 10 Year Bond Futures (Canada)	1	CAD	139	09/12	(1)
Eurodollar Futures (CME)	408	USD	101,607	09/12	92
Eurodollar Futures (CME)	383	USD	95,109	03/15	291
Eurodollar Futures (CME)	221	USD	54,830	06/15	122
Eurodollar Futures (CME)	39	USD	9,665	09/15	49
German Euro Bobl Futures (Germany)	95	EUR	12,136	09/12	7
German Euro Bund Futures (Germany)	121	EUR	17,493	09/12	88
German Euro-Buxl Futures (Germany)	80	EUR	10,966	09/12	443
Ultra Long Term United States Treasury Bond Futures	80	USD	13,800	09/12	364
United States Treasury Bonds	1,607	USD	242,707	09/12	2,885
United States Treasury 2 Year Note Futures	2,048	USD	451,808	09/12	553
United States Treasury 5 Year Note Futures	1,903	USD	237,459	09/12	1,407
United States Treasury 10 Year Note Futures	3,225	USD	434,266	09/12	3,729

Short Positions
Canada Government 10 Year Bond Futures (Canada)	219	CAD	30,428	09/12	(183)
Euro-OAT Futures	146	EUR	19,602	09/12	(977)
German Euro Bobl Futures (Germany)	248	EUR	31,682	09/12	(423)
Japan Government 10 Year Bond Futures (Japan)	41	JPY	5,904,410	09/12	(52)
United Kingdom Long Gilt Bond Futures (UK)	711	GBP	86,657	09/12	(1,793)
United States Treasury Bonds	133	USD	20,087	09/12	(173)
United States Treasury 2 Year Note Futures	191	USD	42,136	09/12	(63)
United States Treasury 5 Year Note Futures	893	USD	111,395	09/12	(536)
United States Treasury 10 Year Note Futures	1,407	USD	189,444	09/12	(910)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					4,919

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	139

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Inflationary Floor Options	Call	1	0.00	USD	8,490	11/23/20	(19)
Inflationary Floor Options	Put	1	0.00	USD	1,300	03/10/20	(3)
Inflationary Floor Options	Put	1	0.00	USD	3,600	03/12/20	(5)
Inflationary Floor Options	Put	1	0.00	USD	8,800	04/07/20	(12)
Inflationary Floor Options	Put	1	0.00	USD	3,300	09/29/20	(6)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		8,000	03/18/13	(190)
USD 0.920%/USD Three Month LIBOR	Put	2	0.00		69,000	11/14/12	(12)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		6,400	08/13/12	—
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		23,800	11/19/12	(2)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		17,100	07/11/13	(15)
USD 1.350%/USD Three Month LIBOR	Put	2	0.00		21,800	08/13/12	—
USD 1.400%/USD Three Month LIBOR	Put	2	0.00		8,000	03/18/13	(30)
USD 1.550%/USD Three Month LIBOR	Put	5	0.00		138,900	08/13/12	—
USD 1.700%/USD Three Month LIBOR	Put	6	0.00		168,700	08/13/12	—
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		26,800	11/19/12	(1)
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		21,600	05/30/13	(72)
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		8,700	03/18/13	(10)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		119,500	09/24/12	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		24,700	05/28/13	(3)
United States Treasury Bond Futures	Call	450	151.00	USD	450	08/24/12	(745)
United States Treasury Bond Futures	Put	450	147.00	USD	450	08/24/12	(176)
United States Treasury 10 Year Note Futures	Call	835	136.00	USD	835	08/24/12	(156)
United States Treasury 10 Year Note Futures	Put	756	131.00	USD	756	08/24/12	(24)
United States Treasury 10 Year Note Futures	Put	450	132.00	USD	450	08/24/12	(35)
United States Treasury 10 Year Note Futures	Put	79	133.00	USD	79	08/24/12	(15)
United States Treasury 10 Year Note Futures	Put	450	135.00	USD	450	08/24/12	(380)

Total Liability for Options Written (premiums received $7,463)							(1,911)

See accompanying notes which are an integral part of this quarterly report.

140	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	19,823	AUD	19,311	08/14/12	(449)
Bank of America	USD	350	AUD	342	08/31/12	(8)
Bank of America	USD	815	GBP	520	08/31/12	—
Bank of America	USD	1,392	JPY	109,400	08/31/12	(8)
Bank of America	USD	2,286	MXN	30,904	08/27/12	(32)
Bank of America	AUD	10,172	USD	10,505	08/14/12	173
Bank of America	CLP	174,300	USD	357	08/31/12	2
Bank of America	EUR	5,950	USD	7,354	08/14/12	(32)
Bank of America	EUR	667	USD	819	08/31/12	2
Bank of America	RUB	18,040	USD	530	05/08/13	4
Bank of Montreal	USD	677	CAD	680	08/31/12	—
Barclays Bank PLC	USD	59,580	AUD	58,412	08/14/12	(1,737)
Barclays Bank PLC	USD	3,303	BRL	6,458	08/02/12	151
Barclays Bank PLC	USD	8,076	JPY	640,000	08/20/12	(117)
Barclays Bank PLC	USD	694	JPY	54,500	08/31/12	(3)
Barclays Bank PLC	USD	253	JPY	20,000	09/18/12	(4)
Barclays Bank PLC	USD	24,069	MXN	345,999	09/06/12	(1,864)
Barclays Bank PLC	USD	1,452	RUB	49,700	05/08/13	(21)
Barclays Bank PLC	USD	758	TWD	22,890	08/31/12	(5)
Barclays Bank PLC	AUD	20,044	USD	20,700	08/14/12	341
Barclays Bank PLC	AUD	6,810	USD	7,092	08/27/12	49
Barclays Bank PLC	BRL	438	USD	214	08/02/12	(1)
Barclays Bank PLC	BRL	560	USD	275	08/02/12	(2)
Barclays Bank PLC	BRL	817	USD	400	08/02/12	(1)
Barclays Bank PLC	BRL	1,425	USD	700	08/02/12	(5)
Barclays Bank PLC	BRL	3,218	USD	1,570	08/02/12	1
Barclays Bank PLC	DKK	341,597	EUR	45,951	08/14/12	(49)
Barclays Bank PLC	HUF	127,100	USD	551	08/31/12	2
BNP Paribas	USD	14,966	EUR	11,989	08/02/12	215
BNP Paribas	USD	51	JPY	3,964	09/10/12	—
BNP Paribas	CAD	714	USD	707	08/31/12	5
BNP Paribas	EUR	87	USD	105	09/14/12	2
Citibank	USD	426	CAD	429	08/31/12	(2)
Citibank	USD	672	COP	1,216,400	08/31/12	(3)
Citibank	USD	600	EUR	485	08/31/12	3
Citibank	USD	14,554	EUR	11,989	09/04/12	(202)
Citibank	USD	35,743	JPY	2,803,377	08/14/12	(144)
Citibank	USD	15,943	JPY	1,260,000	08/27/12	(189)
Citibank	USD	221	MXN	2,967	10/18/12	(1)
Citibank	USD	344	NOK	2,100	08/31/12	(4)
Citibank	USD	1,290	PLN	4,325	08/31/12	—
Citibank	AUD	10,217	USD	10,552	08/14/12	173
Citibank	CAD	428	USD	424	08/31/12	3
Citibank	EUR	11,989	USD	14,549	08/02/12	203
Citibank	EUR	11,875	USD	14,699	08/14/12	(86)
Citibank	EUR	520	USD	639	08/31/12	1
Citibank	EUR	20,416	USD	25,472	09/14/12	(339)
Citibank	NOK	8,000	USD	1,322	08/31/12	3
Credit Suisse First Boston	USD	11,787	AUD	11,553	08/14/12	(341)
Credit Suisse First Boston	USD	1,484	JPY	116,000	08/31/12	(1)
Credit Suisse First Boston	AUD	685	USD	712	08/31/12	6
Credit Suisse First Boston	CZK	16,630	USD	805	08/31/12	3
Credit Suisse First Boston	EUR	16,935	USD	20,952	08/14/12	(112)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	141

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Credit Suisse First Boston	EUR	350	USD	430	08/31/12	—
Credit Suisse First Boston	EUR	480	USD	588	08/31/12	3
Credit Suisse First Boston	JPY	48,400	USD	619	08/31/12	—
Credit Suisse First Boston	PLN	1,190	USD	351	08/31/12	4
Credit Suisse First Boston	RUB	13,710	USD	408	05/08/13	(2)
Credit Suisse First Boston	RUB	17,950	USD	531	05/08/13	—
Credit Suisse First Boston	TRY	890	USD	491	08/31/12	2
Deutsche Bank AG	USD	7,913	CAD	7,946	08/01/12	(11)
Deutsche Bank AG	USD	1,410	EUR	1,160	08/31/12	(18)
Deutsche Bank AG	USD	28,151	JPY	2,240,000	09/10/12	(532)
Deutsche Bank AG	USD	717	SEK	4,900	08/31/12	(3)
Deutsche Bank AG	AUD	45,840	USD	47,817	08/14/12	303
Deutsche Bank AG	CAD	7,946	USD	7,907	08/31/12	11
Deutsche Bank AG	EUR	580	USD	712	08/31/12	2
Deutsche Bank AG	GBP	907	USD	1,407	08/31/12	15
Deutsche Bank AG	KRW	3,508,100	USD	3,047	08/31/12	50
Deutsche Bank AG	NZD	448	USD	358	08/31/12	4
Goldman Sachs	USD	405	BRL	845	08/02/12	(7)
Goldman Sachs	USD	414	BRL	845	09/05/12	4
Goldman Sachs	USD	997	GBP	635	08/31/12	1
Goldman Sachs	USD	846	KRW	956,480	08/31/12	2
Goldman Sachs	AUD	685	USD	710	08/31/12	8
Goldman Sachs	BRL	845	USD	417	08/02/12	(4)
Goldman Sachs	CLP	480,200	USD	993	08/31/12	(3)
HSBC Bank PLC	USD	100	BRL	207	08/02/12	(1)
HSBC Bank PLC	USD	11,053	EUR	9,108	08/27/12	(156)
HSBC Bank PLC	USD	4,848	EUR	3,953	09/14/12	(18)
HSBC Bank PLC	USD	103,996	JPY	8,270,000	10/15/12	(1,947)
HSBC Bank PLC	USD	100	MXN	1,377	08/15/12	(4)
HSBC Bank PLC	USD	200	MXN	2,757	08/15/12	(7)
HSBC Bank PLC	USD	1,143	MXN	16,106	08/15/12	(67)
HSBC Bank PLC	USD	243	MXN	3,279	09/20/12	(2)
HSBC Bank PLC	USD	3,208	MXN	43,025	10/04/12	(8)
HSBC Bank PLC	USD	728	MXN	9,791	10/11/12	(3)
HSBC Bank PLC	USD	113	MXN	1,530	11/15/12	(1)
HSBC Bank PLC	BRL	207	USD	101	08/02/12	—
JPMorgan Chase Bank	USD	67,980	AUD	67,018	08/01/12	(2,449)
JPMorgan Chase Bank	USD	90,863	AUD	89,440	08/01/12	(3,130)
JPMorgan Chase Bank	USD	2,753	AUD	2,700	08/27/12	(78)
JPMorgan Chase Bank	USD	4,263	AUD	4,110	08/27/12	(46)
JPMorgan Chase Bank	USD	702	AUD	685	08/31/12	(16)
JPMorgan Chase Bank	USD	8,386	AUD	8,071	08/31/12	(73)
JPMorgan Chase Bank	USD	161,922	AUD	156,458	11/01/12	(1,156)
JPMorgan Chase Bank	USD	16,572	BRL	34,056	08/01/12	(47)
JPMorgan Chase Bank	USD	128	BRL	262	08/02/12	—
JPMorgan Chase Bank	USD	16,419	BRL	34,056	11/01/12	54
JPMorgan Chase Bank	USD	17,417	CLP	8,684,945	08/01/12	(574)
JPMorgan Chase Bank	USD	17,396	CLP	8,684,945	10/31/12	(372)
JPMorgan Chase Bank	USD	11,699	COP	20,890,000	08/01/12	42
JPMorgan Chase Bank	USD	17,690	COP	31,683,000	08/01/12	11
JPMorgan Chase Bank	USD	28,766	COP	52,573,000	11/01/12	(154)
JPMorgan Chase Bank	USD	22,738	CZK	456,039	08/01/12	578
JPMorgan Chase Bank	USD	22,193	CZK	456,039	11/01/12	41

See accompanying notes which are an integral part of this quarterly report.

142	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	27,228	EUR	21,473	08/01/12	807
JPMorgan Chase Bank	USD	80,655	EUR	63,443	08/01/12	2,595
JPMorgan Chase Bank	USD	14,356	EUR	11,666	09/14/12	(5)
JPMorgan Chase Bank	USD	104,713	EUR	84,916	11/01/12	111
JPMorgan Chase Bank	USD	55,573	GBP	35,370	08/01/12	118
JPMorgan Chase Bank	USD	330	GBP	210	08/31/12	1
JPMorgan Chase Bank	USD	40,587	IDR	387,080,000	08/01/12	(309)
JPMorgan Chase Bank	USD	40,002	IDR	387,080,000	11/01/12	(400)
JPMorgan Chase Bank	USD	685	INR	38,790	08/31/12	(9)
JPMorgan Chase Bank	USD	6,139	JPY	484,920	08/01/12	(68)
JPMorgan Chase Bank	USD	18,410	JPY	1,454,000	08/01/12	(201)
JPMorgan Chase Bank	USD	996	JPY	79,441	09/10/12	(21)
JPMorgan Chase Bank	USD	1,797	JPY	144,369	09/10/12	(52)
JPMorgan Chase Bank	USD	24,828	JPY	1,938,920	11/01/12	(16)
JPMorgan Chase Bank	USD	29,073	KRW	33,463,000	08/01/12	(524)
JPMorgan Chase Bank	USD	29,090	MXN	400,024	08/01/12	(990)
JPMorgan Chase Bank	USD	28,352	MYR	90,300	08/01/12	(503)
JPMorgan Chase Bank	USD	558	MYR	1,770	08/30/12	(7)
JPMorgan Chase Bank	USD	28,354	NOK	172,390	08/01/12	(247)
JPMorgan Chase Bank	USD	291	NOK	1,750	08/31/12	1
JPMorgan Chase Bank	USD	40,179	NZD	50,580	08/01/12	(783)
JPMorgan Chase Bank	USD	43,830	NZD	55,113	08/01/12	(804)
JPMorgan Chase Bank	USD	674	NZD	835	08/31/12	(1)
JPMorgan Chase Bank	USD	84,708	NZD	105,693	11/01/12	(361)
JPMorgan Chase Bank	USD	27,982	PLN	93,909	08/01/12	(127)
JPMorgan Chase Bank	USD	16,090	RUB	525,820	08/01/12	(228)
JPMorgan Chase Bank	USD	15,814	RUB	525,820	11/01/12	(258)
JPMorgan Chase Bank	USD	29,236	SEK	202,375	08/01/12	(522)
JPMorgan Chase Bank	USD	709	SEK	4,867	08/31/12	(6)
JPMorgan Chase Bank	USD	1,131	SEK	7,780	08/31/12	(12)
JPMorgan Chase Bank	USD	2,155	SGD	2,700	08/31/12	(15)
JPMorgan Chase Bank	USD	17,229	TRY	31,318	08/01/12	(219)
JPMorgan Chase Bank	USD	903	TRY	1,650	08/31/12	(12)
JPMorgan Chase Bank	USD	16,961	TRY	31,318	11/01/12	(238)
JPMorgan Chase Bank	USD	28,082	ZAR	231,675	08/01/12	87
JPMorgan Chase Bank	USD	70	ZAR	580	08/31/12	—
JPMorgan Chase Bank	AUD	156,458	USD	163,280	08/01/12	1,142
JPMorgan Chase Bank	AUD	685	USD	711	08/31/12	7
JPMorgan Chase Bank	BRL	34,056	USD	16,670	08/01/12	(50)
JPMorgan Chase Bank	BRL	262	USD	128	08/02/12	(1)
JPMorgan Chase Bank	CAD	1,428	USD	1,417	08/31/12	6
JPMorgan Chase Bank	CLP	8,684,945	USD	17,638	08/01/12	353
JPMorgan Chase Bank	COP	52,573,000	USD	29,207	08/01/12	129
JPMorgan Chase Bank	CZK	456,039	USD	22,202	08/01/12	(42)
JPMorgan Chase Bank	EUR	84,916	USD	104,600	08/01/12	(119)
JPMorgan Chase Bank	EUR	1,140	USD	1,400	08/31/12	3
JPMorgan Chase Bank	EUR	540	USD	681	09/14/12	(16)
JPMorgan Chase Bank	GBP	35,370	USD	55,572	08/01/12	(117)
JPMorgan Chase Bank	GBP	35,370	USD	55,569	11/01/12	(115)
JPMorgan Chase Bank	IDR	387,080,000	USD	40,660	08/01/12	236
JPMorgan Chase Bank	JPY	1,938,920	USD	24,801	08/01/12	17
JPMorgan Chase Bank	KRW	33,463,000	USD	28,897	08/01/12	700
JPMorgan Chase Bank	KRW	33,463,000	USD	28,935	11/01/12	498

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	143

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	MXN	400,789	USD	29,128	08/01/12	1,010
JPMorgan Chase Bank	MXN	248	USD	18	08/15/12	1
JPMorgan Chase Bank	MXN	9,293	USD	711	08/15/12	(13)
JPMorgan Chase Bank	MYR	90,300	USD	28,562	08/01/12	292
JPMorgan Chase Bank	MYR	90,300	USD	28,214	11/01/12	464
JPMorgan Chase Bank	NOK	172,390	USD	29,028	08/01/12	(428)
JPMorgan Chase Bank	NOK	4,280	USD	705	08/31/12	4
JPMorgan Chase Bank	NOK	172,390	USD	28,259	11/01/12	243
JPMorgan Chase Bank	NZD	105,693	USD	85,241	08/01/12	354
JPMorgan Chase Bank	NZD	447	USD	357	08/31/12	4
JPMorgan Chase Bank	NZD	815	USD	657	08/31/12	2
JPMorgan Chase Bank	NZD	895	USD	715	08/31/12	8
JPMorgan Chase Bank	PLN	93,909	USD	27,921	08/01/12	188
JPMorgan Chase Bank	PLN	93,909	USD	27,688	11/02/12	124
JPMorgan Chase Bank	RUB	525,820	USD	16,070	08/01/12	248
JPMorgan Chase Bank	SEK	202,375	USD	29,032	08/01/12	727
JPMorgan Chase Bank	SEK	13,150	USD	1,913	08/31/12	18
JPMorgan Chase Bank	SEK	202,375	USD	29,134	11/01/12	515
JPMorgan Chase Bank	TRY	31,318	USD	17,222	08/01/12	227
JPMorgan Chase Bank	ZAR	231,675	USD	28,008	08/01/12	(13)
JPMorgan Chase Bank	ZAR	231,675	USD	27,747	11/01/12	(91)
Morgan Stanley & Co., Inc.	USD	200	MXN	2,756	08/15/12	(7)
Morgan Stanley & Co., Inc.	USD	200	MXN	2,754	08/15/12	(7)
Morgan Stanley & Co., Inc.	USD	200	MXN	2,757	08/15/12	(7)
Morgan Stanley & Co., Inc.	USD	200	MXN	2,756	08/15/12	(7)
Morgan Stanley & Co., Inc.	USD	819	NOK	4,940	08/31/12	—
Morgan Stanley & Co., Inc.	JPY	22,200	USD	284	08/31/12	1
Morgan Stanley & Co., Inc.	NOK	26,940	USD	4,436	08/31/12	29
National Australia Bank Ltd.	AUD	685	USD	710	08/31/12	8
Royal Bank of Canada	USD	351	AUD	343	08/31/12	(8)
Royal Bank of Canada	USD	12,319	CAD	12,415	08/31/12	(53)
Royal Bank of Canada	USD	2,842	EUR	2,318	09/14/12	(12)
Royal Bank of Canada	USD	3,487	GBP	2,251	09/04/12	(42)
Royal Bank of Canada	AUD	945	USD	990	08/31/12	—
Royal Bank of Canada	CAD	925	USD	916	08/31/12	6
Royal Bank of Canada	GBP	2,251	USD	3,487	08/02/12	42
Royal Bank of Canada	MXN	46,655	USD	3,406	08/31/12	93
Royal Bank of Scotland PLC	USD	15,028	AUD	14,622	08/14/12	(322)
Royal Bank of Scotland PLC	USD	54,139	EUR	44,142	08/14/12	(180)
Royal Bank of Scotland PLC	USD	35,405	SEK	247,068	08/14/12	(908)
UBS AG	USD	1,543	BRL	3,163	08/02/12	—
UBS AG	USD	1,559	BRL	3,163	10/02/12	32
UBS AG	USD	20,576	CAD	21,150	09/20/12	(492)
UBS AG	USD	945	CLP	468,400	08/31/12	(21)
UBS AG	USD	3,512	GBP	2,251	08/02/12	(17)
UBS AG	USD	1,406	GBP	905	08/31/12	(13)
UBS AG	USD	415	HUF	94,800	08/31/12	3
UBS AG	USD	1,009	JPY	80,000	09/10/12	(16)
UBS AG	USD	1,774	JPY	142,154	09/10/12	(46)
UBS AG	USD	881	JPY	70,000	09/24/12	(15)
UBS AG	USD	1,756	JPY	140,000	10/01/12	(37)
UBS AG	USD	69,054	JPY	5,500,000	10/01/12	(1,392)
UBS AG	USD	8,460	MXN	118,639	09/20/12	(420)

See accompanying notes which are an integral part of this quarterly report.

144	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	399	NOK	2,420	08/31/12	(2)
UBS AG	USD	1,312	SEK	8,930	08/31/12	—
UBS AG	USD	3,777	SEK	26,015	08/31/12	(43)
UBS AG	AUD	17,591	USD	18,240	08/14/12	226
UBS AG	BRL	3,163	USD	1,574	08/02/12	(30)
UBS AG	CAD	713	USD	706	08/31/12	5
UBS AG	EUR	1,160	USD	1,404	08/31/12	23
UBS AG	ILS	3,945	USD	962	08/31/12	27
UBS AG	INR	23,140	USD	415	08/31/12	(1)
UBS AG	JPY	2,807,769	USD	35,385	08/14/12	559
UBS AG	JPY	33,400	USD	427	08/31/12	—
UBS AG	MXN	248	USD	18	08/15/12	1
UBS AG	PLN	1,400	USD	415	08/31/12	2
UBS AG	PLN	1,410	USD	418	08/31/12	2
UBS AG	PLN	1,490	USD	427	08/31/12	17
UBS AG	RUB	4,560	USD	139	08/31/12	2
Westpac Banking Corp.	USD	13,612	GBP	8,662	08/31/12	31
Westpac Banking Corp.	USD	364	NZD	455	08/31/12	(4)
Westpac Banking Corp.	AUD	380	USD	394	08/31/12	4
Westpac Banking Corp.	NZD	4,655	USD	3,659	08/31/12	103

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(13,763)

Index Swaps
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Market Value $

Barclays Capital U.S. Aggregate Bond Index	Bank of America Merrill Lynch	USD	50,020	1 Month LIBOR minus 0.160%	09/01/12	688
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital, Inc.	USD	50,020	1 Month LIBOR minus 0.100%	09/01/12	688
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital, Inc.	USD	150,241	1 Month LIBOR plus 0.100%	09/13/12	1,526
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital, Inc.	USD	42,000	1 Month LIBOR plus 0.170%	10/31/12	—

Total Market Value of Open Index Swap Contracts Premiums Paid (Received) - $— (å)						2,902

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	MXN	54,800	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	104
Barclays Bank PLC	MXN	25,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	38
Credit Suisse First Boston	USD	12,500	Three Month LIBOR	2.750%	06/20/42	(1,125)
Goldman Sachs	USD	27,300	1.500%	Three Month LIBOR	03/18/16	179
HSBC	MXN	4,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	6
Morgan Stanley	MXN	5,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	11
Morgan Stanley	MXN	163,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	247
Morgan Stanley	MXN	5,100	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	24

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $249 (å)						(516)

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	145

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Bank of America Corp.	Deutsche Bank	1.648%	USD	5,300	1.000%	09/20/14	(77)
Berkshire Hathaway, Inc.	Deutsche Bank	0.400%	USD	17,100	1.000%	03/20/13	52
Citigroup	Deutsche Bank	1.608%	USD	700	1.000%	09/20/14	(9)
GE Capital Corp.	Citibank	0.656%	USD	600	4.800%	12/20/13	34
GE Capital Corp.	Morgan Stanley	1.284%	USD	900	1.000%	06/20/16	(10)
MetLife, Inc.	Deutsche Bank	0.608%	USD	8,500	2.050%	03/20/13	58
MetLife, Inc.	UBS	0.608%	USD	8,500	2.050%	03/20/13	58
Morgan Stanley	Credit Suisse First Boston	2.266%	USD	2,100	1.000%	06/20/13	(25)
Morgan Stanley	Deutsche Bank	2.266%	USD	1,100	1.000%	06/20/13	(13)
Prudential Financial, Inc.	Deutsche Bank	0.769%	USD	8,500	2.300%	03/20/13	88
Prudential Financial, Inc.	UBS	0.769%	USD	8,500	2.300%	03/20/13	88
Prudential Financial, Inc.	Deutsche Bank	1.247%	USD	300	1.000%	03/20/16	(3)

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($213)							241

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

CMBX AJ Index	Barclays Bank PLC	USD	2,645	(0.840%	)	10/12/52	347
CMBX AJ Index	Barclays Bank PLC	USD	6,500	(0.840%	)	10/12/52	854
CMBX AJ Index	Credit Suisse First Boston	USD	1,990	(0.840%	)	10/12/52	261
CMBX AJ Index	Credit Suisse First Boston	USD	1,410	(0.840%	)	10/12/52	185
Dow Jones CDX Index	Barclays Bank PLC	USD	15,100	5.000%		06/20/15	1,256
Dow Jones CDX Index	Credit Suisse First Boston	USD	500	5.000%		06/20/15	42
Dow Jones CDX Index	Credit Suisse First Boston	USD	7,722	(5.000%	)	06/20/17	246
Dow Jones CDX Index	Credit Suisse First Boston	USD	438,000	(1.000%	)	06/20/17	1,560
Dow Jones CDX Index	Deutsche Bank	USD	9,163	0.708%		12/20/12	26
Dow Jones CDX Index	Deutsche Bank	USD	1,300	5.000%		06/20/15	108
Dow Jones CDX Index	Deutsche Bank	USD	1,350	0.530%		06/20/13	6
Dow Jones CDX Index	Goldman Sachs	USD	200	5.000%		06/20/15	17
Dow Jones CDX Index	Goldman Sachs	USD	7,600	1.120%		12/20/12	33
Dow Jones CDX Index	HSBC	USD	3,600	5.000%		06/20/15	299
Dow Jones CDX Index	JPMorgan	USD	2,000	1.120%		12/20/12	9
Dow Jones CDX Index	JPMorgan	USD	1,447	0.553%		12/20/17	15
Dow Jones CDX Index	Merrill Lynch	USD	18,800	1.640%		12/20/12	112
Dow Jones CDX Index	Merrill Lynch	USD	18,800	1.580%		12/20/12	107
Dow Jones CDX Index	Morgan Stanley	USD	6,200	5.000%		06/20/15	516
Dow Jones CDX Index	Morgan Stanley	USD	4,800	(5.000%	)	12/20/16	95
Dow Jones CDX Index	Pershing	USD	1,736	0.463%		06/20/13	7
Dow Jones CDX Index	Pershing	USD	579	0.548%		12/20/17	6

Total Market Value on Open Credit Indices Premiums Paid (Received) - $3,830							6,107

See accompanying notes which are an integral part of this quarterly report.

146	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	UBS	0.463%	USD	4,000	1.190%	08/20/13	31
Brazil Government International Bond	Barclays Bank PLC	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Deutsche Bank	0.889%	USD	1,300	1.000%	06/20/15	6
Brazil Government International Bond	Deutsche Bank	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Goldman Sachs	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Morgan Stanley	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Bank of America	0.927%	USD	1,800	1.000%	09/20/15	7
Brazil Government International Bond	Citibank	0.927%	USD	1,000	1.000%	09/20/15	4
Brazil Government International Bond	HSBC	0.927%	USD	500	1.000%	09/20/15	2
Brazil Government International Bond	JPMorgan	0.927%	USD	1,000	1.000%	09/20/15	4
Brazil Government International Bond	UBS	0.927%	USD	500	1.000%	09/20/15	2
Brazil Government International Bond	Barclays Bank PLC	1.037%	USD	1,700	1.000%	03/20/16	1
Brazil Government International Bond	Citibank	1.081%	USD	9,400	1.000%	06/20/16	(14)
Brazil Government International Bond	Credit Suisse First Boston	1.081%	USD	6,500	1.000%	06/20/16	(9)
Brazil Government International Bond	Deutsche Bank	1.081%	USD	1,800	1.000%	06/20/16	(3)
Brazil Government International Bond	JPMorgan	1.120%	USD	700	1.000%	09/20/16	(2)
China Government International Bond	Bank of America	0.528%	USD	1,100	1.000%	06/20/15	13
China Government International Bond	Bank of America	0.528%	USD	400	1.000%	06/20/15	5
China Government International Bond	Citibank	0.528%	USD	300	1.000%	06/20/15	4
China Government International Bond	Royal Bank of Scotland	0.528%	USD	800	1.000%	06/20/15	10
China Government International Bond	Barclays Bank PLC	0.713%	USD	700	1.000%	03/20/16	6
China Government International Bond	BNP Paribas	0.713%	USD	300	1.000%	03/20/16	3
China Government International Bond	Barclays Bank PLC	0.774%	USD	12,400	1.000%	06/20/16	88
China Government International Bond	Deutsche Bank	0.828%	USD	400	1.000%	09/20/16	2
China Government International Bond	JPMorgan	0.828%	USD	300	1.000%	09/20/16	2
China Government International Bond	Morgan Stanley	0.828%	USD	300	1.000%	09/20/16	2
China Government International Bond	Deutsche Bank	1.620%	USD	300	1.000%	06/20/17	(9)
France Government International Bond	Bank of America	1.126%	USD	800	0.250%	03/20/16	(24)
France Government International Bond	Barclays Bank PLC	1.126%	USD	700	0.250%	03/20/16	(21)
France Government International Bond	Deutsche Bank	1.126%	USD	300	0.250%	03/20/16	(9)
France Government International Bond	Morgan Stanley	1.126%	USD	500	0.250%	03/20/16	(15)
France Government International Bond	Royal Bank of Scotland	1.126%	USD	500	0.250%	03/20/16	(15)
France Government International Bond	UBS	1.126%	USD	9,800	0.250%	03/20/16	(291)
France Government International Bond	UBS	1.205%	USD	10,000	0.250%	06/20/16	(346)
France Government International Bond	Barclays Bank PLC	1.275%	USD	200	0.250%	09/20/16	(8)
France Government International Bond	HSBC	1.275%	USD	300	0.250%	09/20/16	(12)
France Government International Bond	UBS	1.275%	USD	200	0.250%	09/20/16	(8)
France Government International Bond	Goldman Sachs	1.377%	USD	7,400	0.250%	12/20/16	(337)
Indonesia Government International Bond	Barclays Bank PLC	1.207%	USD	800	1.000%	06/20/16	(8)
Indonesia Government International Bond	Barclays Bank PLC	1.207%	USD	800	1.000%	06/20/16	(8)
Indonesia Government International Bond	Bank of America	1.284%	USD	1,200	1.000%	09/20/16	(17)
Indonesia Government International Bond	Morgan Stanley	1.284%	USD	3,100	1.000%	09/20/16	(44)
Indonesia Government International Bond	UBS	1.284%	USD	400	1.000%	09/20/16	(6)
Japan Government International Bond	Bank of America	0.620%	USD	200	1.000%	03/20/16	3
Japan Government International Bond	Bank of America	0.620%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	JPMorgan	0.620%	USD	700	1.000%	03/20/16	10
Japan Government International Bond	Goldman Sachs	0.665%	USD	1,700	1.000%	06/20/16	22
Kazakhstan Government International Bond	Citibank	1.737%	USD	300	1.000%	03/20/16	(7)
Korea Government International Bond	Deutsche Bank	0.861%	USD	400	1.000%	06/20/16	2
Korea Government International Bond	Deutsche Bank	0.861%	USD	500	1.000%	06/20/16	2
Korea Government International Bond	Bank of America	0.910%	USD	600	1.000%	09/20/16	2
Korea Government International Bond	HSBC	0.910%	USD	400	1.000%	09/20/16	1
Korea Government International Bond	UBS	0.910%	USD	700	1.000%	09/20/16	2

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	147

Russell Investment Company

Russell Strategic Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Mexico Government International Bond	Bank of America	0.730%	USD	300	1.000%	09/20/15	3
Mexico Government International Bond	Citibank	0.730%	USD	700	1.000%	09/20/15	7
Mexico Government International Bond	Barclays Bank PLC	0.840%	USD	5,000	1.000%	03/20/16	32
Mexico Government International Bond	Deutsche Bank	0.840%	USD	3,100	1.000%	03/20/16	20
Mexico Government International Bond	HSBC	0.840%	USD	4,700	1.000%	03/20/16	30
Mexico Government International Bond	JPMorgan	0.841%	USD	2,600	0.920%	03/20/16	9
Mexico Government International Bond	Citibank	0.884%	USD	12,800	1.000%	06/20/16	61
Mexico Government International Bond	Deutsche Bank	0.884%	USD	3,300	1.000%	06/20/16	16
Mexico Government International Bond	Goldman Sachs	0.884%	USD	2,100	1.000%	06/20/16	10
Mexico Government International Bond	Credit Suisse First Boston	1.085%	USD	400	1.000%	06/20/17	(2)
Mexico Government International Bond	Goldman Sachs	1.085%	USD	700	1.000%	06/20/17	(3)
United Kingdom Gilt	JPMorgan	0.147%	USD	700	1.000%	03/20/15	15
United Kingdom Gilt	JPMorgan	0.147%	USD	400	1.000%	03/20/15	9
United Kingdom Gilt	Societe Generale	0.147%	USD	4,000	1.000%	03/20/15	87
United Kingdom Gilt	Societe Generale	0.147%	USD	2,700	1.000%	03/20/15	59
United Kingdom Gilt	Deutsche Bank	0.289%	USD	600	1.000%	03/20/16	15
United Kingdom Gilt	Citibank	0.331%	USD	5,700	1.000%	06/20/16	145
United Kingdom Gilt	Morgan Stanley	0.331%	USD	2,100	1.000%	06/20/16	53
United Kingdom Gilt	UBS	0.331%	USD	1,200	1.000%	06/20/16	31

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($2,058)							(371)

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - $1,559 (å)							5,977

See accompanying notes which are an integral part of this quarterly report.

148	Russell Strategic Bond Fund

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$445,024	$—	$445,024
Corporate Bonds and Notes	—	1,252,357	26,852	1,279,209
International Debt	—	447,035	3,958	450,993
Loan Agreements	—	18,968	—	18,968
Mortgage-Backed Securities	—	2,657,380	32,318	2,689,698
Municipal Bonds	—	133,788	—	133,788
Non-US Bonds	—	351,409	—	351,409
United States Government Agencies	—	85,156	—	85,156
United States Government Treasuries	—	1,277,584	—	1,277,584
Common Stocks	—	—	—	—
Preferred Stocks	—	—	3,568	3,568
Short-Term Investments	—	2,022,062	2,269	2,024,331
Repurchase Agreements	—	88,000	—	88,000
Other Securities	—	43,404	—	43,404

Total Investments	—	8,822,167	68,965	8,891,132

Other Financial Instruments
Futures Contracts	4,919	—	—	4,919
Options Written	(1,531)	(335)	(45)	(1,911)
Foreign Currency Exchange Contracts	(11)	(13,752)	—	(13,763)
Interest Rate Swap Contracts	—	(765)	—	(765)
Credit Default Swap Contracts	—	4,418	—	4,418
Index Swaps	—	—	2,902	2,902

Total Other Financial Instruments*	$3,377	$(10,434)	$2,857	$(4,200)

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

The significant inputs used in determining the fair values of Level 3 securities were as follows:

Category	Inputs	Market Value $	% of Level 3 Instruments’ Total Market Value

Corporate Bonds and Notes	Broker Quote, Investment Manager Fair Value Recommendation	26,852	37.4
International Debt	Broker Quote	3,958	5.5
Mortgage-Backed Securities	Broker Quote	32,318	45.0
Preferred Stocks	Investment Manager Fair Value Recommendation	3,568	5.0
Short-Term Investments	Broker Quote, Investment Manager Fair Value Recommendation	2,269	3.2
Options Written	Broker Quote, Other	(45)	(0.1)
Index Swaps	Other	2,902	4.0

		71,822	100.0

See accompanying notes which are an integral part of this quarterly report.

Russell Strategic Bond Fund	149

Russell Investment Company

Russell Strategic Bond Fund

Presentation of Portfolio Holdings, continued — July 31, 2012 (Unaudited)

Amounts in thousands

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were as follows:

Category and Subcategory	Beginning Balance 11/1/2011	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 07/31/2012	Net change in Unrealized Appreciation/ (Depreciation) of Investments held as of 07/31/2012

Long-Term Investments
Asset-Backed Securities	$4,524	$—	$4,435	$11	$(254)	$—	$—	$154	$—	$154
Corporate Bonds and Notes	37,770	11,198	21,411	327	408	—	2,261	821	26,852	821
International Debt	11,670	5,874	14,028	(42)	1,264	—	160	(620)	3,958	—
Loan Agreements	8	736	736	—	—	—	8	—	—	—
Mortgage-Backed Securities	106,261	53,050	133,143	(3)	214	13,195	7,533	277	32,318	277
Municipal Bonds	5,813	—	5,644	17	(412)	—	—	226	—	226
Common Stocks	—	—	—	—	—	160	—	(160)	—	(160)
Preferred Stocks	3,604	—	—	—	—	—	—	(36)	3,568	(37)
Short-Term Investments	3,559	592	4,135	(30)	(49)	2,269	—	63	2,269	63

Total Investments	173,209	71,450	183,532	280	1,171	15,624	9,962	725	68,965	1,326

Other Financial Instruments
Options Written	(372)	—	—	—	281	—	—	46	(45)	46
Index Swaps	—	750,280	750,561	—	281	—	—	2,902	2,902	2,902

Total Other Financial Instruments	(372)	750,280	750,561	—	562	—	—	2,948	2,857	2,948

150	Russell Strategic Bond Fund

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 86.1%
Asset-Backed Securities - 4.7%
Accredited Mortgage Loan Trust Series 2007-1 Class A4 0.466% due 02/25/37 (Ê)	2,583	1,154
ACE Securities Corp. Series 2005-SD3 Class A 0.646% due 08/25/45 (Ê)	76	73
Series 2006-HE4 Class A2A 0.306% due 10/25/36 (Ê)	48	14
Ally Master Owner Trust Series 2011-3 Class A2 1.810% due 05/15/16	1,550	1,575
Series 2012-1 Class A2 1.440% due 02/15/17	1,350	1,363
AmeriCredit Automobile Receivables Trust Series 2010-1 Class B 3.720% due 11/17/14	2,630	2,663
Series 2010-4 Class A2 0.960% due 05/08/14	109	109
Series 2011-4 Class A3 1.170% due 05/09/16	1,560	1,570
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class A5 0.636% due 11/25/34 (Ê)	1	1
Series 2005-R10 Class A2B 0.466% due 12/25/35 (Ê)	473	445
Argent Securities, Inc. Series 2005-W2 Class A2B1 0.446% due 10/25/35 (Ê)	1,518	1,477
Asset Backed European Securitization Series 6 Zero coupon due 03/15/18	933	1,464
Asset Backed Funding Certificates Series 2005-WMC1 Class M1 0.686% due 06/25/35 (Ê)	1,685	1,606
Asset Backed Securities Corp. Home Equity Series 2006-HE2 Class A1A 0.496% due 03/25/36 (Ê)	1,346	28
Bayview Financial Acquisition Trust Series 2006-A Class 1A3 5.865% due 02/28/41	410	405
Bear Stearns Asset Backed Securities Trust Series 2005-TC2 Class A3 0.616% due 08/25/35 (Ê)	1,827	1,683
Series 2007-HE5 Class 1A1 0.336% due 06/25/47 (Ê)	11	11
BNC Mortgage Loan Trust Series 2007-2 Class A2 0.346% due 05/25/37 (Ê)	88	79
Series 2008-4 Class A3A 0.496% due 11/25/37 (Ê)	685	673
Brazos Higher Education Authority Series 2010-1 Class A2 1.667% due 02/25/35 (Ê)	1,100	1,060

	Principal Amount ($) or Shares	Market Value $
Series 2011-2 Class A3 1.451% due 10/27/36 (Ê)	525	506
Carrington Mortgage Loan Trust Series 2005-NC3 Class M1 0.686% due 06/25/35 (Ê)	2,200	1,863
Series 2005-NC5 Class A2 0.566% due 10/25/35 (Ê)	57	55
Series 2006-NC3 Class A3 0.396% due 08/25/36 (Ê)	2,105	717
Centex Home Equity Series 2003-B Class AF4 3.735% due 02/25/32	2,253	1,990
Chase Issuance Trust Series 2012-A3 Class A3 0.790% due 06/15/17	2,045	2,056
Chesapeake Funding LLC Series 2012-1A Class A 0.996% due 11/07/23 (Ê)(Þ)	1,445	1,447
CIT Education Loan Trust Series 2007-1 Class A 0.558% due 03/25/42 (Ê)(Þ)	1,110	1,010
Citigroup Mortgage Loan Trust, Inc. Series 2007-AHL3 Class A3A 0.306% due 07/25/45 (Ê)	121	79
Countrywide Asset-Backed Certificates Series 2001-BC3 Class A 0.726% due 12/25/31 (Ê)	61	35
Series 2005-4 Class MV1 0.706% due 10/25/35 (Ê)	445	433
Series 2006-6 Class 2A2 0.426% due 09/25/36 (Ê)	263	240
Series 2006-BC1 Class 1A 0.446% due 04/25/36 (Ê)	608	457
Series 2006-BC4 Class 2A2 0.406% due 11/25/36 (Ê)	1,619	1,276
Series 2007-7 Class 2A1 0.326% due 10/25/47 (Ê)	3	3
Countrywide Home Equity Loan Trust Series 2005-A Class 2A 0.489% due 04/15/35 (Ê)	120	77
Credit-Based Asset Servicing and Securitization LLC Series 2004-CB7 Class AF5 4.585% due 10/25/34	550	543
Series 2005-CB5 Class AV2 0.506% due 08/25/35 (Ê)	47	43
DT Auto Owner Trust Series 2011-2A Class A 0.960% due 01/15/14 (Þ)	412	413
Series 2012-1A Class A 1.050% due 01/15/15 (Þ)	1,359	1,359
Educational Funding of the South, Inc. Series 2011-1 Class A2 1.101% due 04/25/35 (Ê)	500	484
Fannie Mae Grantor Trust Series 2003-T4 Class 1A 0.464% due 09/26/33 (Ê)	128	126

Russell Investment Grade Bond Fund	151

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2003-T4 Class 2A5 5.407% due 09/26/33	736	742
Fannie Mae REMICS Series 1999-56 Class Z 7.000% due 12/18/29	169	197
Fannie Mae Whole Loan Series 2003-W5 Class A 0.466% due 04/25/33 (Ê)	87	83
Series 2003-W9 Class A 0.486% due 06/25/33 (Ê)	137	130
Ford Credit Floorplan Master Owner Trust Series 2010-5 Class A1 1.500% due 09/15/15	1,000	1,010
Freddie Mac Reference REMIC Series 2006-R006 Class ZA 6.000% due 04/15/36	2,617	3,044
GE-WMC Mortgage Securities LLC Series 2006-1 Class A2A 0.286% due 08/25/36 (Ê)	11	3
Government National Mortgage Association Series 1999-44 Class ZG 8.000% due 12/20/29	117	145
Series 2010-H12 Class PT 5.470% due 11/20/59	946	1,048
Harley-Davidson Motorcycle Trust Series 2012-1 Class A1 0.235% due 08/15/13	1,385	1,385
Honda Auto Receivables Owner Trust Series 2011-2 Class A3 0.940% due 03/18/15	530	532
Series 2011-3 Class A2 0.670% due 04/21/14	36	36
HSBC Home Equity Loan Trust Series 2005-1 Class A 0.537% due 01/20/34 (Ê)	315	289
Series 2006-1 Class A1 0.407% due 01/20/36 (Ê)	1,284	1,206
Series 2006-2 Class A1 0.397% due 03/20/36 (Ê)	746	704
Series 2007-2 Class A2V 0.407% due 07/20/36 (Ê)	558	556
JPMorgan Mortgage Acquisition Corp. Series 2007-CH1 Class AV4 0.376% due 11/25/36 (Ê)	2,575	2,434
Series 2007-CH3 Class A2 0.326% due 03/25/37 (Ê)	57	56
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B Class A4 5.270% due 04/15/40	775	795
Long Beach Mortgage Loan Trust Series 2004-4 Class 1A1 0.806% due 10/25/34 (Ê)	34	28
Morgan Stanley ABS Capital I Series 2003-NC6 Class M1 1.446% due 06/25/33 (Ê)	367	308

	Principal Amount ($) or Shares	Market Value $
Series 2003-NC7 Class M1 1.296% due 06/25/33 (Ê)	309	251
Series 2007-HE2 Class A2B 0.336% due 01/25/37 (Ê)	2,770	1,204
Series 2007-HE6 Class A1 0.306% due 05/25/37 (Ê)	33	24
New Century Home Equity Loan Trust Series 2005-2 Class M1 0.676% due 06/25/35 (Ê)	2,100	1,795
Series 2005-4 Class A2C 0.616% due 09/25/35 (Ê)	2,077	1,979
Nissan Auto Receivables Owner Trust 2.631% due 08/15/13	3,230	3,230
Novastar Home Equity Loan Series 2005-1 Class M3 0.756% due 06/25/35 (Ê)	4,000	3,590
Option One Mortgage Loan Trust Series 2007-6 Class 2A1 0.306% due 07/25/37 (Ê)	61	60
Park Place Securities, Inc. Series 2004-MHQ1 Class M1 0.946% due 12/25/34 (Ê)	893	886
Series 2004-WCW2 Class M1 0.866% due 10/25/34 (Ê)	1,945	1,935
Series 2005-WCH1 Class M2 0.766% due 01/25/36 (Ê)	1,882	1,744
Series 2005-WCW1 Class A3D 0.586% due 09/25/35 (Ê)	694	673
PG&E Energy Recovery Funding LLC Series 2005-1 Class A5 4.470% due 12/25/14	1,205	1,219
Popular ABS Mortgage Pass-Through Trust Series 2005-6 Class A3 5.227% due 01/25/36	175	134
Prestige Auto Receivables Trust Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	2,065	2,074
RAMP Trust Series 2003-RS2 Class AII 0.926% due 03/25/33 (Ê)	66	48
Series 2003-RS11 Class AI6A 5.980% due 12/25/33	196	193
Series 2004-RZ1 Class AI7 4.030% due 01/25/33	700	703
RASC Trust Series 2001-KS1 Class AII 0.716% due 03/25/32 (Ê)	13	13
Series 2001-KS3 Class AII 0.706% due 09/25/31 (Ê)	36	28
Series 2003-KS4 Class AIIB 0.826% due 06/25/33 (Ê)	113	88
Series 2005-EMX3 Class M1 0.676% due 09/25/35 (Ê)	861	811
Series 2005-KS12 Class A2 0.496% due 01/25/36 (Ê)	847	810

152	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Renaissance Home Equity Loan Trust Series 2005-2 Class AF4 4.934% due 08/25/35	585	479
Series 2006-1 Class AF6 5.746% due 05/25/36	288	182
Santander Drive Auto Receivables Trust Series 2011-1 Class A3 1.280% due 01/15/15	1,560	1,569
Series 2011-2 Class B 2.660% due 01/15/16	970	987
Series 2011-3 Class B 2.500% due 12/15/15	1,310	1,328
Series 2012-2 Class B 2.090% due 08/15/16	1,345	1,358
Saxon Asset Securities Trust Series 2004-1 Class A 0.786% due 03/25/35 (Ê)	57	41
SLM Student Loan Trust Series 2006-5 Class A6B 0.571% due 10/25/40 (Ê)	1,000	901
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	2,500	2,604
Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	2,110	2,176
Small Business Administration Participation Certificates Series 2003-20I Class 1 5.130% due 09/01/23	38	42
Soundview Home Equity Loan Trust Series 2006-WF2 Class A2C 0.386% due 12/25/36 (Ê)	2,223	1,972
Specialty Underwriting & Residential Finance Series 2003-BC1 Class A 0.926% due 01/25/34 (Ê)	25	20
Structured Asset Securities Corp. Series 2002-HF1 Class A 0.826% due 01/25/33 (Ê)	9	7
Series 2005-WF4 Class A4 0.606% due 11/25/35 (Ê)	1,408	1,401
Volkswagen Auto Lease Trust Series 2011-A Class A2 1.000% due 02/20/14	346	346

		86,301

Corporate Bonds and Notes - 16.7%
ADT Corp. (The) 2.250% due 07/15/17 (Þ)	755	766
Altria Group, Inc. 8.500% due 11/10/13	220	241
9.700% due 11/10/18	1,285	1,833
10.200% due 02/06/39	325	563
American Express Co. 7.000% due 03/19/18	200	254
American Express Credit Corp. 2.375% due 03/24/17 (Ñ)	2,410	2,532

	Principal Amount ($) or Shares	Market Value $
American International Group, Inc. 3.750% due 11/30/13 (Þ)	200	203
5.050% due 10/01/15	200	215
8.250% due 08/15/18	1,500	1,848
4.875% due 06/01/22	1,555	1,655
6.250% due 03/15/37	2,100	2,048
Amgen, Inc. 2.125% due 05/15/17	770	793
3.875% due 11/15/21 (Ñ)	665	726
5.650% due 06/15/42	300	352
Anadarko Petroleum Corp. 6.375% due 09/15/17	1,300	1,559
6.450% due 09/15/36	865	1,094
Analog Devices, Inc. 5.000% due 07/01/14	755	816
Anheuser-Busch Cos., Inc. 5.500% due 01/15/18	540	650
Anheuser-Busch InBev Worldwide, Inc. 1.375% due 07/15/17	1,935	1,955
5.375% due 01/15/20	910	1,115
Apache Corp. 6.000% due 09/15/13	460	489
3.250% due 04/15/22	2,055	2,225
AT&T Corp. 8.000% due 11/15/31	275	433
AT&T, Inc. 5.100% due 09/15/14	240	263
2.950% due 05/15/16 (Ñ)	2,835	3,038
6.500% due 09/01/37	1,095	1,485
Bank of America Corp. 7.375% due 05/15/14	655	711
4.750% due 08/01/15	920	970
3.625% due 03/17/16	325	334
5.625% due 10/14/16	570	623
6.000% due 09/01/17	655	731
5.750% due 12/01/17	950	1,049
5.700% due 01/24/22	565	645
Series MTNL 5.650% due 05/01/18	2,310	2,550
Bank of America NA Series BKNT 0.748% due 06/15/16 (Ê)	1,200	1,086
0.768% due 06/15/17 (Ê)	1,340	1,173
6.100% due 06/15/17	1,900	2,101
6.000% due 10/15/36	300	336
Bank of New York Mellon Corp. (The) 1.969% due 06/20/17 (Ñ)	1,125	1,159
BB&T Corp. 2.150% due 03/22/17	940	969
Bear Stearns Cos. LLC (The) 5.550% due 01/22/17	535	592
7.250% due 02/01/18	425	526
Becton Dickinson and Co. 3.250% due 11/12/20	590	642
Berkshire Hathaway Finance Corp. 1.600% due 05/15/17	700	715
BlackRock, Inc. 1.375% due 06/01/15 (Ñ)	420	427

Russell Investment Grade Bond Fund	153

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Boeing Capital Corp. 2.125% due 08/15/16	425	446
Boston Scientific Corp. 4.500% due 01/15/15 (Ñ)	1,085	1,161
Braskem America Finance Co. 7.125% due 07/22/41 (Ñ)(Þ)	975	997
Broadcom Corp. 2.700% due 11/01/18	990	1,046
Burlington Northern and Santa Fe Railway Co. 2005-4 Pass Through Trust 4.967% due 04/01/23	142	162
Burlington Northern Santa Fe LLC 3.450% due 09/15/21	565	601
6.875% due 12/01/27	90	117
Cameron International Corp. 1.397% due 06/02/14 (Ê)	400	400
Campbell Soup Co. 2.500% due 08/02/22	830	831
Caterpillar Financial Services Corp. 6.200% due 09/30/13	650	693
1.100% due 05/29/15	570	578
CBS Corp. 1.950% due 07/01/17	1,030	1,049
4.300% due 02/15/21	955	1,058
Celgene Corp. 3.950% due 10/15/20	745	800
CenterPoint Energy Resources Corp. 6.125% due 11/01/17	125	150
Cigna Corp. 5.375% due 02/15/42	1,760	1,999
Cisco Systems, Inc. 4.950% due 02/15/19	750	900
Citigroup, Inc. 6.500% due 08/19/13	320	336
6.375% due 08/12/14	350	378
5.000% due 09/15/14	1,500	1,563
2.650% due 03/02/15 (Ñ)	1,145	1,154
2.250% due 08/04/15	1,200	1,197
6.000% due 08/15/17	300	340
6.125% due 11/21/17 (Ñ)	1,980	2,261
6.125% due 05/15/18	670	765
8.500% due 05/22/19	100	127
4.500% due 01/14/22	835	878
6.125% due 08/25/36	1,285	1,324
6.875% due 03/05/38	950	1,194
8.125% due 07/15/39	975	1,395
5.875% due 01/30/42 (Ñ)	600	691
Cleco Power LLC 6.000% due 12/01/40	600	725
Cliffs Natural Resources, Inc. 4.875% due 04/01/21 (Ñ)	435	435
Comcast Corp. 6.300% due 11/15/17	1,125	1,383
5.700% due 05/15/18	910	1,094
6.500% due 11/15/35	350	455
6.550% due 07/01/39	1,375	1,844

	Principal Amount ($) or Shares	Market Value $
Commonwealth Edison Co. 5.800% due 03/15/18	865	1,054
ConocoPhillips 6.500% due 02/01/39	275	402
Continental Airlines 2007-1 Class A Pass Through Trust Series 071A 5.983% due 04/19/22	2,417	2,622
Continental Airlines 2009-1 Pass Through Trust Series 09-1 9.000% due 07/08/16	429	494
COX Communications, Inc. 5.450% due 12/15/14	210	232
Credit Suisse USA, Inc. 5.500% due 08/15/13	115	120
Crown Castle Towers LLC 3.214% due 08/15/15 (Þ)	540	552
CVS Caremark Corp. 3.250% due 05/18/15	760	808
6.250% due 06/01/27	815	1,057
Daimler Finance NA LLC 1.950% due 03/28/14 (Þ)	515	522
DCP Midstream Operating, LP 3.250% due 10/01/15	975	997
Delta Air Lines 2010-1 Class A Pass Through Trust Series 1A 6.200% due 07/02/18	588	635
Detroit Edison Co. (The) 2.650% due 06/15/22	630	653
Devon Energy Corp. 1.875% due 05/15/17	985	1,002
4.000% due 07/15/21	485	540
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 3.125% due 02/15/16	1,210	1,273
3.500% due 03/01/16	1,675	1,786
5.000% due 03/01/21	2,345	2,686
5.150% due 03/15/42	950	1,023
Discover Financial Services 5.200% due 04/27/22 (Þ)	815	869
Dominion Resources, Inc. 4.450% due 03/15/21 (Ñ)	1,355	1,578
Duke Energy Carolinas LLC 6.000% due 01/15/38	325	446
Duke Energy Corp. 6.300% due 02/01/14	225	243
3.950% due 09/15/14	410	436
Ecolab, Inc. 4.350% due 12/08/21	865	981
Enterprise Products Operating LLC 5.250% due 01/31/20	1,190	1,386
Series O 9.750% due 01/31/14	830	936
ERAC USA Finance LLC 2.250% due 01/10/14 (Þ)	1,385	1,399
7.000% due 10/15/37 (Þ)	570	721

154	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Exelon Corp. 4.900% due 06/15/15	1,965	2,149
Express Scripts Holding Co. 3.125% due 05/15/16	830	878
4.750% due 11/15/21 (Þ)	1,085	1,239
Farmers Exchange Capital 7.050% due 07/15/28 (Þ)	810	969
7.200% due 07/15/48 (Þ)	700	809
Farmers Insurance Exchange 8.625% due 05/01/24 (Þ)	610	808
Ford Motor Credit Co. LLC 3.984% due 06/15/16 (Þ)	1,300	1,342
Freeport-McMoRan Copper & Gold, Inc. 2.150% due 03/01/17	1,095	1,102
General Electric Capital Corp. 5.900% due 05/13/14	370	403
2.150% due 01/09/15 (Ñ)	1,550	1,589
5.625% due 05/01/18	1,270	1,500
4.375% due 09/16/20 (Ñ)	700	773
4.650% due 10/17/21	760	869
5.875% due 01/14/38	3,240	3,939
Series A 7.125% due 06/15/49 (ƒ)(Ñ)	1,400	1,515
Series EMTN 0.597% due 03/20/14 (Ê)	800	785
Series GMTN 6.150% due 08/07/37	670	835
6.875% due 01/10/39	1,100	1,508
Series MTNA 0.728% due 09/15/14 (Ê)	1,300	1,288
General Electric Co. 5.250% due 12/06/17	1,155	1,364
Georgia-Pacific LLC 8.875% due 05/15/31	760	1,114
Gerdau Holdings, Inc. 7.000% due 01/20/20 (Þ)	600	689
Series REGS 7.000% due 01/20/20	1,200	1,377
Gilead Sciences, Inc. 4.400% due 12/01/21	690	784
Goldman Sachs Group, Inc. (The) 5.250% due 10/15/13	150	156
3.300% due 05/03/15 (Ñ)	755	768
3.625% due 02/07/16	750	768
6.250% due 09/01/17 (Ñ)	1,025	1,157
7.500% due 02/15/19	1,134	1,337
5.375% due 03/15/20	1,200	1,280
5.250% due 07/27/21	1,500	1,579
5.750% due 01/24/22	640	699
5.950% due 01/15/27	250	250
6.450% due 05/01/36	125	125
6.750% due 10/01/37	1,065	1,095
GSPA Monetization Trust 6.422% due 10/09/29 (Þ)	679	668
Hartford Financial Services Group, Inc. 5.375% due 03/15/17	460	497

	Principal Amount ($) or Shares	Market Value $
HCP, Inc. 3.750% due 02/01/16	555	586
6.300% due 09/15/16	500	572
6.700% due 01/30/18	1,025	1,216
Health Care REIT, Inc. 6.125% due 04/15/20	1,700	1,981
5.250% due 01/15/22	1,065	1,197
6.500% due 03/15/41	750	879
Hewlett-Packard Co. 4.750% due 06/02/14	865	916
3.300% due 12/09/16	1,575	1,641
3.750% due 12/01/20	825	825
4.650% due 12/09/21	1,025	1,077
Historic TW, Inc. 8.050% due 01/15/16	565	682
Home Depot, Inc. 5.875% due 12/16/36	450	607
HSBC Finance Corp. 6.676% due 01/15/21	1,090	1,215
HSBC USA, Inc. 2.375% due 02/13/15	950	971
Humana, Inc. 6.450% due 06/01/16	540	619
8.150% due 06/15/38 (Ñ)	250	344
Hyundai Capital America 3.750% due 04/06/16 (Þ)	965	1,011
Ingredion, Inc. 3.200% due 11/01/15	860	901
Intel Corp. 3.300% due 10/01/21 (Ñ)	760	831
International Business Machines Corp. 5.700% due 09/14/17	700	857
International Lease Finance Corp. 5.625% due 09/20/13	400	412
6.500% due 09/01/14 (Þ)	2,675	2,856
5.750% due 05/15/16	100	104
6.750% due 09/01/16 (Þ)	300	329
International Paper Co. 4.750% due 02/15/22 (Ñ)	435	489
JPMorgan Chase & Co. 5.375% due 01/15/14	475	505
4.650% due 06/01/14	705	749
6.000% due 01/15/18	425	503
5.400% due 01/06/42	615	719
JPMorgan Chase Bank NA Series BKNT 5.875% due 06/13/16	85	95
6.000% due 10/01/17	1,800	2,095
JPMorgan Chase Capital XIII Series M 1.411% due 09/30/34 (Ê)	625	439
JPMorgan Chase Capital XXIII 1.467% due 05/15/47 (Ê)	3,495	2,423
KCP&L Greater Missouri Operations Co. 8.270% due 11/15/21	425	537
Kellogg Co. 4.450% due 05/30/16	800	893

Russell Investment Grade Bond Fund	155

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Kentucky Utilities Co. 5.125% due 11/01/40 (Ñ)	555	708
Kinder Morgan Energy Partners, LP 5.000% due 12/15/13	115	121
3.500% due 03/01/16	735	785
6.950% due 01/15/38	625	785
Kraft Foods Group, Inc. 6.125% due 08/23/18 (Å)	665	824
3.500% due 06/06/22 (Þ)	2,325	2,464
Kraft Foods, Inc. 4.125% due 02/09/16	760	835
6.125% due 02/01/18	235	288
5.375% due 02/10/20	525	633
6.500% due 02/09/40	600	825
Kroger Co. (The) 2.200% due 01/15/17	1,040	1,057
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/49 (ƒ)(Ø)(Æ)	1,450	—
Lehman Brothers Holdings, Inc. 6.500% due 07/19/17 (Ø)(Æ)	390	—
6.750% due 12/28/17 (Ø)(Æ)	990	—
Liberty Mutual Group, Inc. 4.950% due 05/01/22 (Þ)	480	492
Lockheed Martin Corp. 3.350% due 09/15/21	810	855
Lorillard Tobacco Co. 8.125% due 06/23/19	1,245	1,569
6.875% due 05/01/20 (Ñ)	1,075	1,312
Lowe’s Cos., Inc. 3.800% due 11/15/21	540	598
3.120% due 04/15/22 (Ñ)	685	722
Macy’s Retail Holdings, Inc. 5.125% due 01/15/42	675	743
Manufacturers & Traders Trust Co. 5.585% due 12/28/20	180	179
Marathon Petroleum Corp. 3.500% due 03/01/16	695	736
Marriott International, Inc. 3.000% due 03/01/19	785	804
MassMutual Global Funding II 2.000% due 04/05/17 (Ñ)(Þ)	920	932
Mead Johnson Nutrition Co. 4.900% due 11/01/19	50	58
Medtronic, Inc. 4.500% due 03/15/42	1,050	1,236
Merrill Lynch & Co., Inc. 6.400% due 08/28/17	2,440	2,754
MetLife, Inc. 4.750% due 02/08/21	770	874
10.750% due 08/01/39	750	1,084
Metropolitan Life Global Funding I 5.125% due 06/10/14 (Þ)	300	322
3.125% due 01/11/16 (Þ)	950	1,004
3.875% due 04/11/22 (Þ)	1,900	2,049
MidAmerican Energy Co. 5.800% due 10/15/36	300	387

	Principal Amount ($) or Shares	Market Value $
Molson Coors Brewing Co. 3.500% due 05/01/22 (Ñ)	1,035	1,110
Morgan Stanley 6.000% due 05/13/14	680	715
0.935% due 10/15/15 (Ê)	1,615	1,475
3.800% due 04/29/16 (Ñ)	655	649
0.905% due 10/18/16 (Ê)	2,195	1,937
5.550% due 04/27/17	410	423
6.250% due 08/28/17	300	317
6.625% due 04/01/18	3,705	3,965
5.500% due 07/24/20	1,025	1,029
6.375% due 07/24/42	975	979
Series GMTN 5.450% due 01/09/17	600	619
Mosaic Co. (The) 3.750% due 11/15/21	975	1,054
National City Bank Series BKNT 0.838% due 06/07/17 (Ê)	1,400	1,311
National Rural Utilities Cooperative Finance Corp. 1.900% due 11/01/15	435	448
NBCUniversal Media LLC 3.650% due 04/30/15	2,695	2,881
New Cingular Wireless Services, Inc. 8.750% due 03/01/31	745	1,200
News America, Inc. 6.150% due 02/15/41	1,025	1,307
8.250% due 10/17/96	65	85
Nisource Finance Corp. 6.400% due 03/15/18	250	294
Occidental Petroleum Corp. 2.700% due 02/15/23	785	814
Ohio National Financial Services, Inc. 6.375% due 04/30/20 (Þ)	5,000	5,698
Oncor Electric Delivery Co. LLC 6.800% due 09/01/18	1,350	1,654
Pacific Bell Telephone Co. 7.375% due 07/15/43	680	729
Panhandle Eastern Pipe Line Co., LP 8.125% due 06/01/19	1,725	2,148
PepsiCo, Inc. 2.750% due 03/05/22	1,135	1,185
4.000% due 03/05/42	570	634
Petrohawk Energy Corp. 7.250% due 08/15/18	865	979
Philip Morris International, Inc. 5.650% due 05/16/18	725	890
PNC Funding Corp. 3.300% due 03/08/22	890	938
Prudential Financial, Inc. 3.875% due 01/14/15	535	560
6.200% due 11/15/40	670	767
Prudential Holdings LLC 8.695% due 12/18/23 (Þ)	1,675	2,074
Public Service Co. of New Mexico 7.950% due 05/15/18	675	817

156	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Quest Diagnostics, Inc. 3.200% due 04/01/16	70	74
Qwest Corp. 6.750% due 12/01/21	770	898
Raytheon Co. 3.125% due 10/15/20 (Ñ)	385	415
Republic Services, Inc. 5.250% due 11/15/21	820	977
6.200% due 03/01/40	340	432
SABMiller Holdings, Inc. 2.450% due 01/15/17 (Þ)	1,950	2,031
4.950% due 01/15/42 (Þ)	1,090	1,309
Samsung Electronics America, Inc. 1.750% due 04/10/17 (Þ)	965	974
Simon Property Group, LP 10.350% due 04/01/19	650	931
SLM Corp. 8.450% due 06/15/18	1,000	1,140
Southern Copper Corp. 6.375% due 07/27/15	435	488
5.375% due 04/16/20 (Ñ)	375	424
State Street Capital Trust IV 1.468% due 06/15/37 (Ê)	100	75
Stone Street Trust 5.902% due 12/15/15 (Þ)	900	932
Symantec Corp. 2.750% due 06/15/17	1,480	1,500
Target Corp. 4.000% due 07/01/42	1,555	1,665
TD Ameritrade Holding Corp. 4.150% due 12/01/14	950	1,008
Tennessee Gas Pipeline Co. LLC 8.000% due 02/01/16	1,605	1,893
Textron, Inc. 6.200% due 03/15/15	680	748
Time Warner Cable, Inc. 3.500% due 02/01/15 (Ñ)	975	1,034
5.850% due 05/01/17	1,225	1,453
6.750% due 07/01/18	2,750	3,458
5.500% due 09/01/41	540	630
Time Warner, Inc. 3.150% due 07/15/15	1,820	1,934
4.875% due 03/15/20	1,570	1,821
Timken Co. 6.000% due 09/15/14	760	825
Toyota Motor Credit Corp. 3.400% due 09/15/21 (Ñ)	1,440	1,559
UnionBanCal Corp. 3.500% due 06/18/22	670	700
United Technologies Corp. 1.800% due 06/01/17	1,990	2,067
3.100% due 06/01/22	640	688
4.500% due 06/01/42	700	812
UnitedHealth Group, Inc. 6.000% due 06/15/17 (Ñ)	4	5
US Bancorp 2.200% due 11/15/16	985	1,031

	Principal Amount ($) or Shares	Market Value $
2.950% due 07/15/22	860	870
USB Capital IX 3.500% due 10/29/49 (Ê)(ƒ)	200	165
Valero Energy Corp. 9.375% due 03/15/19	385	521
Ventas Realty, LP / Ventas Capital Corp. 4.000% due 04/30/19 (Ñ)	1,250	1,332
Verizon Communications, Inc. 3.000% due 04/01/16	760	816
3.500% due 11/01/21 (Ñ)	705	781
6.400% due 02/15/38	800	1,104
4.750% due 11/01/41	1,365	1,606
Viacom, Inc. 2.500% due 12/15/16 (Ñ)	740	771
Wachovia Corp. 5.625% due 10/15/16	400	456
Wal-Mart Stores, Inc. 6.500% due 08/15/37 (Ñ)	1,400	2,100
5.000% due 10/25/40	1,038	1,322
Waste Management, Inc. 4.750% due 06/30/20	1,045	1,206
WEA Finance LLC / WT Finance Aust Pty, Ltd. 7.500% due 06/02/14 (Þ)	1,070	1,167
6.750% due 09/02/19 (Þ)	120	143
WellPoint, Inc. 5.250% due 01/15/16	575	645
3.125% due 05/15/22	945	948
Wells Fargo & Co. 3.625% due 04/15/15	2,740	2,924
Williams Cos., Inc. (The) 7.750% due 06/15/31	526	670
Willis NA, Inc. 7.000% due 09/29/19	610	719
Xerox Corp. 4.500% due 05/15/21 (Ñ)	1,955	2,039
Yum! Brands, Inc. 4.250% due 09/15/15	435	472
ZFS Finance USA Trust II 6.450% due 12/15/65 (Þ)	3,710	3,821

		310,802

International Debt - 6.7%
Abbey National Treasury Services PLC 2.875% due 04/25/14 (Ñ)	775	768
3.875% due 11/10/14 (Ñ)(Þ)	1,010	1,010
AK Transneft OJSC Via TransCapitalInvest, Ltd. 8.700% due 08/07/18 (Þ)	200	254
Series REGS 8.700% due 08/07/18	200	253
America Movil SAB de CV 4.375% due 07/16/42 (Ñ)	905	951
ArcelorMittal 6.125% due 06/01/18 (Ñ)	910	941
5.250% due 08/05/20 (Ñ)	1,930	1,866
6.250% due 02/25/22 (Ñ)	605	606

Russell Investment Grade Bond Fund	157

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Banco Santander Brasil SA 2.568% due 03/18/14 (Ê)(Þ)	900	868
4.500% due 04/06/15 (Þ)	100	102
4.250% due 01/14/16 (Þ)	500	499
Banco Santander Chile 2.055% due 01/19/16 (Ê)(Þ)	1,000	941
Bank of China Hong Kong, Ltd. 5.550% due 02/11/20 (Þ)	100	109
Bank of Montreal 2.850% due 06/09/15 (Þ)	300	319
2.500% due 01/11/17	420	441
Banque Centrale de Tunisie SA 8.250% due 09/19/27	550	652
Banque PSA Finance SA 2.361% due 04/04/14 (Ê)(Þ)	700	681
Barclays Bank PLC 2.750% due 02/23/15	1,335	1,353
BBVA Bancomer SA 4.500% due 03/10/16 (Þ)	200	207
6.500% due 03/10/21 (Þ)	400	412
BHP Billiton Finance USA, Ltd. 3.250% due 11/21/21 (Ñ)	1,285	1,391
4.125% due 02/24/42 (Ñ)	1,065	1,183
BNP Paribas SA 5.186% due 06/29/49 (ƒ)(Þ)	1,900	1,634
Series BKNT 1.358% due 01/10/14 (Ê)(Ñ)	1,200	1,186
BP Capital Markets PLC 5.250% due 11/07/13	650	689
2.248% due 11/01/16	895	933
Braskem Finance, Ltd. 5.750% due 04/15/21 (Ñ)(Þ)	300	313
Caisse Centrale Desjardins du Quebec 2.650% due 09/16/15 (Þ)	1,500	1,554
Cenovus Energy, Inc. 4.500% due 09/15/14	435	466
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 3.875% due 02/08/22 (Ñ)	2,060	2,161
Corp. Andina de Fomento 4.375% due 06/15/22	799	865
Corp. Nacional del Cobre de Chile 7.500% due 01/15/19 (Þ)	400	512
6.150% due 10/24/36 (Þ)	100	130
Covidien International Finance SA 1.350% due 05/29/15 (Ñ)	1,360	1,374
3.200% due 06/15/22 (Ñ)	1,095	1,168
Credit Suisse NY 5.500% due 05/01/14	500	533
6.000% due 02/15/18 (Ñ)	500	554
Deutsche Telekom International Finance BV 2.250% due 03/06/17 (Þ)	1,265	1,279
Dexia Credit Local SA 0.927% due 04/29/14 (Ê)(Þ)	1,700	1,627
Dolphin Energy, Ltd. 5.888% due 06/15/19 (Þ)	480	538

	Principal Amount ($) or Shares	Market Value $
Electricite de France SA 5.500% due 01/26/14 (Ñ)(Þ)	400	424
6.950% due 01/26/39 (Þ)	300	387
Encana Corp. 3.900% due 11/15/21 (Ñ)	695	719
European Investment Bank 2.375% due 03/14/14	825	849
Export-Import Bank of Korea 4.000% due 01/29/21 (Ñ)	500	528
France Telecom SA 5.375% due 01/13/42	590	693
Gazprom OAO Via Gaz Capital SA 6.212% due 11/22/16 (Þ)	100	110
8.146% due 04/11/18 (Þ)	500	607
Gazprom OAO Via Gazprom International SA Series REGS 7.201% due 02/01/20	39	43
Gazprom OAO Via White Nights Finance BV Series REGS 10.500% due 03/08/14	200	224
10.500% due 03/25/14	200	224
General Electric Capital Corp. 5.500% due 09/15/67 (Þ)	300	347
Gerdau Trade, Inc. 5.750% due 01/30/21 (Ñ)(Þ)	100	106
GlaxoSmithKline Capital PLC 1.500% due 05/08/17	2,785	2,841
Glitnir Banki HF 6.693% due 06/15/16 (Ø)(Þ)(Æ)	700	2
Government of the Cayman Islands 5.950% due 11/24/19 (Þ)	700	780
Granite Master Issuer PLC Series 2006-3 Class A7 0.347% due 12/20/54 (Ê)	217	211
HBOS PLC Series GMTN 6.750% due 05/21/18 (Þ)	2,425	2,346
Heineken NV 3.400% due 04/01/22 (Þ)	985	1,023
Hillmark Funding Series 2006-1A Class A1 0.717% due 05/21/21 (Ê)(Þ)	1,400	1,328
HSBC Bank PLC 3.100% due 05/24/16 (Þ)	1,500	1,566
HSBC Holdings PLC 6.500% due 05/02/36	500	585
6.500% due 09/15/37	500	583
Husky Energy, Inc. 5.900% due 06/15/14	305	332
Hutchison Whampoa International 11, Ltd. 3.500% due 01/13/17 (Þ)	1,190	1,255
Indian Oil Corp., Ltd. 4.750% due 01/22/15	200	206
ING Bank NV 1.868% due 06/09/14 (Ê)(Þ)	400	398

158	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Ingersoll-Rand Global Holding Co., Ltd. 9.500% due 04/15/14	565	640
Intesa Sanpaolo SpA 2.867% due 02/24/14 (Ê)(Þ)	700	659
IPIC GMTN, Ltd. 5.000% due 11/15/20 (Þ)	300	324
5.500% due 03/01/22 (Þ)	290	324
Itau Unibanco Holding SA 6.200% due 04/15/20 (Ñ)(Þ)	1,800	1,950
Kaupthing Bank Hf 7.625% due 02/28/15 (Ø)(Þ)	1,210	311
7.125% due 05/19/16 (Ø)(Þ)	1,480	4
Koninklijke Philips Electronics NV 3.750% due 03/15/22 (Ñ)	255	275
Korea Development Bank (The) 3.500% due 08/22/17	1,000	1,050
Korea Electric Power Corp. 3.000% due 10/05/15 (Þ)	1,200	1,242
5.125% due 04/23/34 (Þ)	155	163
Korea Hydro & Nuclear Power Co., Ltd. 3.125% due 09/16/15 (Þ)	600	622
LBG Capital No. 1 PLC 8.500% due 12/29/49 (ƒ)(Þ)	200	184
Lloyds TSB Bank PLC 4.200% due 03/28/17	660	688
Morgan Stanley Series GMTN 0.917% due 01/16/17 (Ê)	1,900	2,012
National Australia Bank, Ltd. 1.178% due 04/11/14 (Ê)(Þ)	2,500	2,503
2.750% due 03/09/17	1,275	1,316
Nexen, Inc. 7.500% due 07/30/39	435	608
Noble Group, Ltd. Series REGS 6.750% due 01/29/20	1,000	1,001
Nokia OYJ 5.375% due 05/15/19	435	338
Novatek OAO via Novatek Finance, Ltd. 5.326% due 02/03/16 (Þ)	200	212
Pernod-Ricard SA 2.950% due 01/15/17 (Þ)	1,005	1,037
4.450% due 01/15/22 (Þ)	675	732
Petrobras International Finance Co. - Pifco 3.875% due 01/27/16	1,900	1,975
5.875% due 03/01/18 (Ñ)	2,700	3,048
5.750% due 01/20/20	1,200	1,356
Petroleos Mexicanos 6.000% due 03/05/20	400	480
4.875% due 01/24/22 (Ñ)(Þ)	540	609
Province of Ontario Canada 0.950% due 05/26/15	3,800	3,835
3.000% due 07/16/18	100	109
Province of Quebec Canada 3.500% due 07/29/20	500	558
2.750% due 08/25/21	1,000	1,051

	Principal Amount ($) or Shares	Market Value $
Qtel International Finance, Ltd. 5.000% due 10/19/25 (Þ)	795	876
Rabobank Nederland NV 11.000% due 06/29/49 (ƒ)(Þ)	1,200	1,533
Ras Laffan Liquefied Natural Gas Co., Ltd. II Series REGS 5.298% due 09/30/20	252	282
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838% due 09/30/27 (Þ)	250	283
Series REGS 5.832% due 09/30/16 (Å)	924	1,003
Resona Bank, Ltd. 5.850% due 09/29/49 (ƒ)(Ñ)(Þ)	100	108
Rio Tinto Finance USA PLC 3.500% due 03/22/22 (Ñ)	1,095	1,201
Rio Tinto Finance USA, Ltd. 3.500% due 11/02/20 (Ñ)	1,615	1,759
Royal Bank of Scotland Group PLC Series 1 9.118% due 03/31/49 (ƒ)	200	180
Royal Bank of Scotland PLC (The) 3.250% due 01/11/14	1,255	1,273
Sigma Alimentos SA de CV 5.625% due 04/14/18 (Ñ)(Þ)	435	472
SMART Trust Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,545	1,573
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	2,900	2,925
Societe Generale SA 1.508% due 04/11/14 (Ê)(Þ)	2,700	2,635
Suncor Energy, Inc. 5.950% due 12/01/34	435	524
Sydney Airport Finance Co. Pty, Ltd. 5.125% due 02/22/21 (Þ)	100	110
Telecom Italia Capital SA 5.250% due 10/01/15	400	399
Telefonaktiebolaget LM Ericsson 4.125% due 05/15/22	1,270	1,294
Telefonica Emisiones SAU 3.992% due 02/16/16 (Ñ)	905	847
Telefonos de Mexico SAB de CV 5.500% due 01/27/15	865	950
Temasek Financial I, Ltd. 4.300% due 10/25/19 (Þ)	300	344
TNK-BP Finance SA Series REGS 6.625% due 03/20/17	400	443
7.875% due 03/13/18	1,600	1,896
Total Capital SA 4.450% due 06/24/20 (Ñ)	1,225	1,421
TransCanada PipeLines, Ltd. 2.500% due 08/01/22	955	962
Transocean, Inc. 5.050% due 12/15/16	975	1,079

Russell Investment Grade Bond Fund	159

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

6.375% due 12/15/21	540	650
7.350% due 12/15/41	865	1,156
Tyco Electronics Group SA 6.550% due 10/01/17 (Ñ)	865	1,052
Vale Overseas, Ltd. 6.250% due 01/23/17	100	115
4.625% due 09/15/20	785	839
6.875% due 11/21/36	100	120
6.875% due 11/10/39 (Ñ)	200	243
Virgin Media Secured Finance PLC 6.500% due 01/15/18	865	952
Vnesheconombank Via VEB Finance PLC 5.375% due 02/13/17 (Þ)	1,300	1,376
Vodafone Group PLC 4.150% due 06/10/14	295	314
Volkswagen International Finance NV 1.625% due 03/22/15 (Þ)	1,625	1,642
Volvo Treasury AB 5.950% due 04/01/15 (Þ)	1,085	1,191
Westpac Banking Corp. 3.585% due 08/14/14 (Þ)	2,000	2,111
Willis Group Holdings PLC 4.125% due 03/15/16	905	952
Woolworths, Ltd. 2.550% due 09/22/15 (Þ)	1,655	1,719

		124,060

Mortgage-Backed Securities - 35.4%
American Home Mortgage Investment Trust Series 2004-4 Class 4A 2.736% due 02/25/45 (Ê)	121	107
Banc of America Funding Corp. Series 2005-5 Class 1A11 5.500% due 09/25/35	345	356
Series 2005-D Class A1 2.614% due 05/25/35 (Ê)	192	197
Series 2006-G Class 2A3 0.417% due 07/20/36 (Ê)	1,289	1,286
Series 2007-E Class 4A1 4.953% due 07/20/47 (Ê)	500	325
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	174	179
Series 2005-2 Class A5 4.857% due 07/10/43	1,690	1,844
Series 2006-2 Class A4 5.727% due 05/10/45	230	264
Series 2006-3 Class A4 5.889% due 07/10/44	1,330	1,513
Series 2006-4 Class A4 5.634% due 07/10/46	160	181
Series 2006-6 Class A4 5.356% due 10/10/45	2,575	2,892
Series 2007-1 Class A4 5.451% due 01/15/49	1,000	1,140

	Principal Amount ($) or Shares	Market Value $
Series 2007-2 Class AAB 5.584% due 04/10/49	971	1,026
Series 2008-1 Class A4 6.206% due 02/10/51	1,250	1,495
Banc of America Mortgage Securities, Inc. Series 2004-1 Class 5A1
6.500% due 09/25/33	17	18
Series 2004-2 Class 5A1 6.500% due 10/25/31	16	17
Series 2004-11 Class 2A1 5.750% due 01/25/35	301	309
Series 2005-H Class 2A5 2.765% due 09/25/35 (Ê)	575	462
Series 2006-2 Class A15 6.000% due 07/25/46	11	9
Series 2006-B Class 1A1 2.635% due 10/20/46 (Ê)	108	49
Bear Stearns Adjustable Rate Mortgage Trust Series 2002-11 Class 1A1 5.657% due 02/25/33 (Ê)	5	5
Series 2004-8 Class 2A1 2.864% due 11/25/34 (Ê)	387	338
Series 2004-9 Class 22A1 3.201% due 11/25/34 (Ê)	93	93
Series 2004-10 Class 22A1 2.818% due 01/25/35 (Ê)	89	81
Series 2005-2 Class A1 2.570% due 03/25/35 (Ê)	1,380	1,373
Series 2005-12 Class 13A1 5.370% due 02/25/36 (Ê)	82	73
Bear Stearns Alt-A Trust Series 2004-13 Class A1 0.986% due 11/25/34 (Ê)	1,694	1,494
Series 2005-4 Class 23A1 2.886% due 05/25/35 (Ê)	327	268
Series 2005-7 Class 22A1 2.930% due 09/25/35 (Ê)	211	148
Bear Stearns Commercial Mortgage Securities Series 2005-PWR7 Class A3 5.116% due 02/11/41	1,730	1,888
Series 2005-T20 Class A4A 5.144% due 10/12/42	1,125	1,254
Series 2006-PW14 Class A4 5.201% due 12/11/38	4,500	5,140
Series 2006-T22 Class A4 5.539% due 04/12/38	1,115	1,268
Series 2007-PW15 Class A4 5.331% due 02/11/44	1,250	1,356
Bear Stearns Structured Products, Inc. Series 2007-R6 Class 1A1 2.814% due 01/26/36 (Ê)	345	203
Series 2007-R6 Class 2A1 2.795% due 12/26/46 (Ê)	171	95

160	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Chase Mortgage Finance Corp. Series 2005-A1 Class 2A2 2.734% due 12/25/35 (Ê)	94	81
Citigroup Commercial Mortgage Trust Series 2006-C5 Class A4 5.431% due 10/15/49	1,225	1,399
Series 2007-C6 Class A4 5.700% due 12/10/49	665	774
Citigroup Mortgage Loan Trust, Inc. Series 2005-3 Class 2A2B 2.613% due 08/25/35 (Ê)	351	174
Series 2005-11 Class A2A 2.580% due 10/25/35 (Ê)	197	175
Series 2007-AR8 Class 2A1A 2.834% due 07/25/37 (Ê)	309	208
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1 Class A4 5.219% due 07/15/44	765	855
Commercial Mortgage Asset Trust Series 1999-C1 Class A4 6.975% due 01/17/32	550	561
Commercial Mortgage Pass Through Certificates Zero coupon due	3,563	3,347
Series 2003-LB1A Class A2 4.084% due 06/10/38	1,578	1,602
Countrywide Alternative Loan Trust Series 2007-OA6 Class A1B 0.446% due 06/25/37 (Ê)	453	310
Series 2007-OA7 Class A1A 0.426% due 05/25/47 (Ê)	471	291
Countrywide Home Loan Mortgage Pass Through Trust Series 2004-22 Class A3 2.620% due 11/25/34 (Ê)	250	210
Series 2004-HYB9 Class 1A1 2.714% due 02/20/35 (Ê)	542	454
Series 2005-3 Class 1A2 0.536% due 04/25/35 (Ê)	801	554
Series 2005-HYB9 Class 3A2A 2.595% due 02/20/36 (Ê)	81	61
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CP4 Class D 6.610% due 12/15/35	645	649
Series 2003-C3 Class B 4.052% due 05/15/38	320	325
Series 2003-C3 Class C 4.082% due 05/15/38	950	955
Series 2003-C5 Class D 5.116% due 12/15/36	680	694
Series 2005-9 Class 2A1 5.500% due 10/25/35	765	694
Credit Suisse Mortgage Capital Certificates Series 2006-C4 Class A3 5.467% due 09/15/39	1,350	1,510

	Principal Amount ($) or Shares	Market Value $
Series 2006-C5 Class A3 5.311% due 12/15/39	750	841
Series 2007-C1 Class A3 5.383% due 02/15/40	2,500	2,664
Series 2007-C3 Class A4 5.679% due 06/15/39	2,400	2,638
Series 2007-C5 Class A3 5.694% due 09/15/40	545	574
Series 2007-C5 Class A4 5.695% due 09/15/40	1,200	1,326
Series 2008-C1 Class A3 6.201% due 02/15/41	1,570	1,782
CW Capital Cobalt, Ltd. Series 2007-C3 Class A4 5.811% due 05/15/46	1,700	1,931
DBRR Trust Series 2011-LC2 Class A4A 4.537% due 07/12/44 (Þ)	690	784
Deutsche ALT-A Securities, Inc. Alternate Loan Trust Series 2005-AR1 Class 2A3 2.095% due 08/25/35 (Ê)	1,060	637
Downey Savings & Loan Association Mortgage Loan Trust Series 2004-AR3 Class 1A1B 2.473% due 07/19/44 (Ê)	84	70
Fannie Mae 5.500% due 2013	3	4
6.500% due 2013	3	4
5.500% due 2015	315	342
6.500% due 2015	2	2
7.000% due 2015	2	2
5.500% due 2016	150	163
6.000% due 2016	12	13
6.500% due 2016	34	36
5.000% due 2017	138	149
5.500% due 2017	270	293
6.000% due 2017	405	434
6.500% due 2017	78	84
7.500% due 2017	—	—
8.500% due 2017	1	1
5.000% due 2018	311	338
5.500% due 2018	661	720
6.500% due 2018	98	111
5.000% due 2019	599	651
6.500% due 2019	48	55
3.500% due 2020	792	842
3.975% due 2020	1,660	1,867
4.000% due 2020	267	287
4.400% due 2020	1,160	1,325
4.672% due 2020	1,587	1,836
4.762% due 2020	1,567	1,816
5.000% due 2020	295	321
5.500% due 2020	2,068	2,267
6.500% due 2020	20	22
4.000% due 2021	122	131
4.304% due 2021	1,146	1,319

Russell Investment Grade Bond Fund	161

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2021	1,053	1,150
4.500% due 2022	183	198
5.000% due 2022	250	271
5.500% due 2022	86	94
4.500% due 2023	1,247	1,343
5.000% due 2023	572	618
4.000% due 2024	872	933
4.500% due 2024	1,371	1,477
5.000% due 2024	86	94
5.500% due 2024	447	488
8.000% due 2024	43	52
8.500% due 2024	7	7
9.000% due 2024	2	3
3.500% due 2025	1,126	1,197
4.000% due 2025	2,263	2,421
4.500% due 2025	1,738	1,872
7.000% due 2025	7	9
8.000% due 2025	1	1
8.500% due 2025	17	18
3.500% due 2026	6,313	6,815
4.000% due 2026	2,544	2,724
4.500% due 2026	113	122
6.000% due 2026	100	111
7.000% due 2026	16	19
9.000% due 2026	4	5
3.500% due 2027	219	233
7.000% due 2027	2	2
9.000% due 2027	1	1
8.000% due 2030	59	73
8.000% due 2031	53	64
6.000% due 2032	71	80
8.000% due 2032	3	4
4.500% due 2033	2,656	2,941
5.000% due 2033	771	844
5.500% due 2033	1,064	1,179
6.000% due 2033	105	118
6.500% due 2033	201	231
4.500% due 2034	36	39
5.000% due 2034	864	946
5.500% due 2034	2,289	2,532
6.000% due 2034	703	791
6.500% due 2034	355	406
2.181% due 2035 (Ê)	112	118
2.592% due 2035 (Ê)	248	266
4.500% due 2035	223	242
5.000% due 2035	5,583	6,099
5.500% due 2035	381	421
6.000% due 2035	1,232	1,383
5.000% due 2036	1,334	1,457
5.500% due 2036	4,161	4,586
6.000% due 2036	1,435	1,594
6.500% due 2036	657	746
5.000% due 2037	10	10
5.500% due 2037	1,429	1,568
6.000% due 2037	4,152	4,593
6.500% due 2037	624	712
5.000% due 2038	3,001	3,277

	Principal Amount ($) or Shares	Market Value $
5.500% due 2038	2,732	3,003
6.000% due 2038	1,812	2,003
6.500% due 2038	653	744
4.500% due 2039	1,362	1,474
5.000% due 2039	1,857	2,023
5.500% due 2039	1,201	1,318
6.500% due 2039	177	201
4.000% due 2040	406	441
4.500% due 2040	3,778	4,098
5.000% due 2040	2,680	2,931
3.500% due 2041	1,875	2,018
4.000% due 2041	8,479	9,105
4.500% due 2041	2,982	3,241
1.347% due 2044 (Ê)	67	68
15 Year TBA (Ï)
2.500%	10,090	10,497
3.000%	53,095	55,915
3.500%	24,260	25,765
5.500%	1,130	1,228
30 Year TBA (Ï)
3.000%	2,170	2,257
3.500%	88,885	94,108
4.000%	16,295	17,464
4.500%	21,775	23,547
5.000%	7,445	8,113
5.500%	8,630	9,467
6.000%	3,310	3,651
4.500% due 06/01/41	322	349
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/01/33	366	50
Series 2003-345 Class 18
Interest Only STRIP
4.500% due 12/01/18	626	46
Series 2003-345 Class 19
Interest Only STRIP
4.500% due 01/01/19	685	50
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/01/35	999	131
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/01/36	225	29
Fannie Mae Grantor Trust
Series 2002-T5 Class A1
0.486% due 05/25/32 (Ê)	357	342
Fannie Mae REMICS
Series 1992-158 Class ZZ
7.750% due 08/25/22	89	102
Series 2003-32 Class FH
0.646% due 11/25/22 (Ê)	39	40
Series 2003-35 Class FY
0.646% due 05/25/18 (Ê)	330	331
Series 2005-117 Class LC
5.500% due 11/25/35	1,683	1,837
Series 2006-5 Class 3A2
2.564% due 05/25/35 (Ê)	34	35

162	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-30 Class AF
0.556% due 04/25/37 (Ê)	306	307
Series 2007-73 Class A1
0.306% due 07/25/37 (Ê)	218	209
Series 2009-70 Class PS
Interest Only STRIP
6.504% due 01/25/37 (Ê)	7,483	1,319
Series 2009-96 Class DB
4.000% due 11/25/29	1,285	1,413
Series 2010-112 Class PI
Interest Only STRIP
6.000% due 10/25/40	5,185	654
Series 2011-127 Class FA
0.696% due 12/25/41 (Ê)	598	601
Fannie Mae Whole Loan
Series 2003-W1 Class 1A1
6.233% due 12/25/42	37	43
Series 2004-W2 Class 5AF
0.596% due 03/25/44 (Ê)	212	206
Fannie Mae-Aces
Series 2012-M5 Class A2
2.715% due 02/25/22	1,150	1,200
FDIC Structured Sale Guaranteed Notes
Series 2010-S1 Class 1A
0.795% due 02/25/48 (Ê)(Þ)	479	480
Federal Home Loan Bank
4.500% due 07/01/41	233	251
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series 2010-K009 Class A2
3.808% due 08/25/20	1,615	1,820
Series 2011-K014 Class X1
Interest Only STRIP
1.275% due 04/25/21	4,687	399
Series 2011-K702 Class X1
Interest Only STRIP
1.561% due 02/25/18	634	46
Series 2011-K703 Class A1
1.873% due 01/25/18	696	717
Series 2012-K019
Interest Only STRIP
1.891% due 03/25/22	13,825	1,704
Series 2012-K019 Class A2
2.272% due 03/25/22	400	406
Series 2012-K501 Class X1A
Interest Only STRIP
1.757% due 08/25/16	20,309	1,073
Series 2012-K706 Class X1
Interest Only STRIP
1.595% due 10/25/18	9,037	757
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2005-63 Class 1A1
1.347% due 02/25/45 (Ê)	38	37
FHA Project Citi 68 NP
7.430% due 06/27/21	32	32

	Principal Amount ($) or Shares	Market Value $
First Horizon Alternative Mortgage Securities
Series 2006-AA7 Class A1
2.543% due 01/25/37 (Ê)	1,206	661
Freddie Mac
6.000% due 2016	66	70
9.000% due 2016	27	30
6.000% due 2017	140	151
8.000% due 2017	4	4
4.500% due 2018	319	343
5.000% due 2018	75	82
4.500% due 2019	99	106
5.000% due 2019	223	241
5.500% due 2019	233	255
6.000% due 2022	10	11
5.500% due 2024	499	542
9.000% due 2024	4	4
3.500% due 2025	2,900	3,117
6.500% due 2025	5	6
8.000% due 2025	7	8
9.000% due 2025	6	6
9.000% due 2026	1	1
2.482% due 2027 (Ê)	12	13
5.000% due 2027	6	7
6.500% due 2027	—	—
8.500% due 2027	25	31
5.000% due 2028	532	576
6.000% due 2028	436	480
6.500% due 2028	81	94
6.500% due 2029	113	132
2.533% due 2030 (Ê)	5	5
6.500% due 2031	160	188
5.500% due 2032	420	464
6.000% due 2032	32	36
6.500% due 2032	248	286
7.000% due 2032	156	183
7.500% due 2032	24	30
5.500% due 2033	212	233
6.000% due 2033	4	4
6.500% due 2033	30	35
4.500% due 2034	153	164
5.000% due 2034	1,137	1,241
5.500% due 2034	655	720
6.000% due 2034	82	92
6.500% due 2034	76	87
5.000% due 2035	1,154	1,254
5.500% due 2035	683	751
6.000% due 2035	182	204
5.000% due 2036	244	269
5.500% due 2036	858	939
6.000% due 2036	288	319
3.826% due 2037 (Ê)	365	392
5.000% due 2037	160	174
5.500% due 2037	378	413
5.605% due 2037 (Ê)	1,229	1,332
6.000% due 2037	784	862
5.000% due 2038	1,331	1,443

Russell Investment Grade Bond Fund	163

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

5.500% due 2038	4,060	4,446
6.000% due 2038	4,000	4,418
4.000% due 2039	330	353
4.500% due 2039	1,383	1,488
5.500% due 2039	81	89
6.000% due 2039	292	322
4.000% due 2040	2,441	2,674
4.500% due 2040	10,749	12,010
5.000% due 2040	512	559
5.500% due 2040	292	320
6.000% due 2040	196	216
4.000% due 2041	16,360	17,930
4.500% due 2041	6,511	7,021
5.000% due 2041	1,895	2,073
4.000% due 2042	1,231	1,319
15 Year TBA (Ï)
2.500%	3,780	3,927
30 Year TBA (Ï)
3.500%	5,915	6,263
4.000%	3,695	3,951
5.000%	1,765	1,915
5.500%	110	120
Freddie Mac REMICS
Series 1991-1053 Class G
7.000% due 03/15/21	17	20
Series 1998-2104 Class ZM
6.000% due 12/15/28	192	216
Series 2000-2266 Class F
0.699% due 11/15/30 (Ê)	5	5
Series 2002-2533 Class Z
5.500% due 12/15/32	4,332	4,799
Series 2004-2778 Class UF
0.549% due 06/15/33 (Ê)	5	4
Series 2006-3123 Class HT
5.000% due 03/15/26	1,023	1,154
Series 2007-3335 Class BF
0.399% due 07/15/19 (Ê)	298	297
Series 2007-3335 Class FT
0.399% due 08/15/19 (Ê)	402	402
Series 2009-3569 Class NY
5.000% due 08/15/39	3,600	4,276
Series 2010-3653 Class B
4.500% due 04/15/30	2,000	2,249
Series 2012-3989 Class BW
3.500% due 01/15/27	3,180	3,477
GE Business Loan Trust
Series 2003-2A Class A
0.619% due 11/15/31 (Ê)(Þ)	929	864
GE Capital Commercial Mortgage Corp.
Series 2005-C4 Class A4
5.308% due 11/10/45	1,595	1,784
Ginnie Mae I
8.000% due 2017	3	3
10.500% due 2020	4	4
8.000% due 2022	8	9
8.500% due 2022	8	8
8.500% due 2024	5	5

	Principal Amount ($) or Shares	Market Value $
8.000% due 2025	13	13
9.000% due 2025	8	8
8.000% due 2026	33	40
3.000% due 2027	1,966	2,096
7.000% due 2029	2	2
8.000% due 2029	6	7
8.500% due 2029	18	19
8.000% due 2030	17	18
7.000% due 2031	159	190
7.000% due 2032	46	54
7.000% due 2033	13	16
Ginnie Mae II
1.625% due 2027 (Ê)	21	22
2.000% due 2030 (Ê)	56	59
2.375% due 2030 (Ê)	9	9
7.500% due 2032	4	4
5.500% due 2039	495	553
3.500% due 2040 (Ê)	4,238	4,503
4.000% due 2040 (Ê)	846	903
4.500% due 2041	3,669	4,085
5.500% due 2041	48	53
4.500% due 2042	1,082	1,206
5.390% due 2059	4,190	4,681
5.245% due 2061	838	957
4.845% due 2062	401	452
30 Year TBA (Ï)
3.500%	5,255	5,704
4.000%	4,520	4,972
4.500%	4,805	5,322
Government National Mortgage Association
Series 2004-93 Class PC
5.000% due 04/16/34	2,650	2,965
Series 2007-26 Class SD
Interest Only STRIP
6.551% due 05/16/37 (Ê)	5,133	911
Series 2010-116 Class MP
3.500% due 09/16/40	4,201	4,518
Series 2011-127 Class IO
Interest Only STRIP
1.557% due 03/16/47	4,575	350
Series 2012-H11 Class CI
Interest Only STRIP
2.881% due 04/20/62	5,071	640
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1 Class A1
3.132% due 10/25/33 (Ê)	152	137
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class B
5.104% due 01/11/35	395	398
Series 2003-C2 Class A3
4.533% due 01/05/36	249	248
Series 2006-GG7 Class A4
5.874% due 07/10/38	640	734
Series 2007-GG9 Class A4
5.444% due 03/10/39	1,195	1,351

164	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GS Mortgage Securities Corp. II
Series 2011-GC5 Class A4
3.707% due 08/10/44	1,210	1,315
GSMPS Mortgage Loan Trust
Series 2004-4 Class 1AF 0.646% due 06/25/34 (Ê)(Þ)	563	480
GSR Mortgage Loan Trust Series 2005-AR7 Class 6A1 5.130% due 11/25/35 (Ê)	1,517	1,484
Harborview Mortgage Loan Trust Series 2004-4 Class 3A 1.370% due 06/19/34 (Ê)	83	70
Series 2005-4 Class 3A1 3.090% due 07/19/35 (Ê)	242	178
Series 2006-3 Class 1A1A 3.093% due 06/19/36 (Ê)	3,129	1,600
Homestar Mortgage Acceptance Corp. Series 2004-5 Class A1 0.696% due 10/25/34 (Ê)	1,463	1,431
Impac CMB Trust Series 2004-5 Class 1A1 0.966% due 10/25/34 (Ê)	365	313
Indymac Index Mortgage Loan Trust Series 2004-AR6 Class 5A1 2.704% due 10/25/34 (Ê)	1,590	1,418
Series 2005-AR15 Class A2 4.810% due 09/25/35 (Ê)	183	140
Series 2007-FLX1 Class A1 0.346% due 02/25/37 (Ê)	427	422
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-C2 Class A2 5.050% due 12/12/34	632	634
Series 2003-C1 Class A2 4.985% due 01/12/37	1,574	1,592
Series 2005-LDP2 Class A3 4.697% due 07/15/42	16	16
Series 2006-CB16 Class A4 5.552% due 05/12/45	785	893
Series 2006-LDP8 Class A3B
5.447% due 05/15/45	820	859
Series 2006-LDP8 Class A4 5.399% due 05/15/45	1,055	1,203
Series 2006-LDP9 Class A3 5.336% due 05/15/47	690	773
Series 2007-CB18 Class A4 5.440% due 06/12/47	1,300	1,481
Series 2007-CB20 Class ASB 5.688% due 02/12/51	1,108	1,202
Series 2008-C2 Class ASB 6.125% due 02/12/51	1,055	1,128
Series 2012-C6 Class A3 3.507% due 05/15/45	725	767
JPMorgan Mortgage Trust Series 2005-A1 Class 6T1 5.017% due 02/25/35 (Ê)	104	105
Series 2006-A2 Class 1A1 2.854% due 04/25/36 (Ê)	338	257

	Principal Amount ($) or Shares	Market Value $
LB-UBS Commercial Mortgage Trust Series 2003-C3 Class F 4.333% due 02/15/37	664	670
Series 2003-C5 Class C 4.762% due 04/15/37	360	370
Series 2004-C7 Class A1A 4.475% due 10/15/29	371	391
Series 2005-C3 Class A5 4.739% due 07/15/30	450	490
Series 2007-C1 Class A4 5.424% due 02/15/40	123	141
Series 2007-C6 Class A4 5.858% due 07/15/40	1,170	1,350
Mastr Alternative Loans Trust Series 2003-4 Class B1 5.812% due 06/25/33	248	218
Series 2004-10 Class 5A6 5.750% due 09/25/34	448	457
Merrill Lynch Mortgage Investors, Inc. Series 2005-A10 Class A 0.456% due 02/25/36 (Ê)	195	147
Merrill Lynch Mortgage Trust Series 2003-KEY1 Class A4 5.236% due 11/12/35	1,300	1,357
Series 2005-CIP1 Class AM 5.107% due 07/12/38	965	1,052
Series 2008-C1 Class A4 5.690% due 02/12/51	1,385	1,598
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class A3 5.172% due 12/12/49	1,000	1,117
Series 2007-5 Class A4 5.378% due 08/12/48	2,000	2,189
Series 2007-7 Class A4 5.739% due 06/12/50	2,760	3,005
Series 2007-8 Class A3 5.963% due 08/12/49	900	1,009
Series 2007-8 Class ASB 5.896% due 08/12/49	800	848
MLCC Mortgage Investors, Inc. Series 2005-2 Class 3A 1.245% due 10/25/35 (Ê)	100	89
Series 2005-3 Class 4A 0.496% due 11/25/35 (Ê)	45	39
Morgan Stanley Capital I, Inc. Series 2005-HQ5 Class A4 5.168% due 01/14/42	1,125	1,215
Series 2005-T19 Class A4A 4.890% due 06/12/47	1,205	1,326
Series 2006-HQ9 Class A4 5.731% due 07/12/44	1,135	1,298
Series 2006-IQ11 Class A4 5.724% due 10/15/42	360	407
Series 2006-T21 Class A4 5.162% due 10/12/52	1,135	1,270
Series 2006-T23 Class A4 5.812% due 08/12/41	1,310	1,524

Russell Investment Grade Bond Fund	165

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-IQ16 Class A4 5.809% due 12/12/49	1,500	1,753
Series 2011-C3 Class A2 3.224% due 07/15/49	400	430
Series 2011-C3 Class A4 4.118% due 07/15/49	235	263
Series 2012-C4 Class A4 3.244% due 03/15/45	1,600	1,667
Morgan Stanley Mortgage Loan Trust Series 2004-6AR Class 1A 0.696% due 07/25/34 (Ê)	1,991	1,833
OBP Depositor LLC Trust Series 2010-OBP Class A 4.646% due 07/15/45 (Þ)	1,000	1,171
Prime Mortgage Trust Series 2004-CL1 Class 1A2 0.646% due 02/25/34 (Ê)	52	47
Series 2004-CL1 Class 2A2 0.646% due 02/25/19 (Ê)	4	4
RALI Trust Series 2005-QA10 Class A41 4.893% due 09/25/35 (Ê)	567	377
Series 2005-QO3 Class A1 0.646% due 10/25/45 (Ê)	604	360
Series 2006-QO7 Class 3A2 0.451% due 09/25/46 (Ê)	933	468
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP2 Class A1 4.000% due 12/25/18	64	67
Structured Adjustable Rate Mortgage Loan Trust Series 2005-19XS Class 1A1 0.566% due 10/25/35 (Ê)	305	197
Structured Asset Mortgage Investments, Inc. Series 2005-AR5 Class A2 0.497% due 07/19/35 (Ê)	219	195
Structured Asset Securities Corp. Series 2003-26A Class 3A5 2.795% due 09/25/33 (Ê)	539	503
Series 2003-34A Class 5A4 2.776% due 11/25/33 (Ê)	1,576	1,558
Series 2006-11 Class A1 2.823% due 10/28/35 (Ê)(Þ)	99	89
TEMP SA RM26 4.620% due 06/01/62	3,345	3,733
UBS Commercial Mortgage Trust Series 2012-C1 Class A1 1.032% due 05/10/45	806	811
Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Class A4 5.308% due 11/15/48	119	135
Series 2006-WL7A Class A1 0.339% due 09/15/21 (Ê)(Þ)	90	88

	Principal Amount ($) or Shares	Market Value $
Series 2007-C33 Class A2 5.855% due 02/15/51	413	412
Series 2007-WHL8 Class A1 0.329% due 06/15/20 (Ê)(Þ)	102	95
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2007-OA2 Class 2A 0.837% due 01/25/47 (Ê)	337	150
Washington Mutual Mortgage Pass Through Certificates Series 2003-AR9 Class 1A7 2.451% due 09/25/33 (Ê)	77	78
Series 2003-AR10 Class A7 2.439% due 10/25/33 (Ê)	682	693
Series 2005-AR6 Class B3 0.906% due 04/25/45 (Ê)	417	8
Series 2005-AR13 Class A1A1 0.536% due 10/25/45 (Ê)	71	60
Series 2005-AR17 Class A1A2 0.536% due 12/25/45 (Ê)	243	197
Wells Fargo Mortgage Backed Securities Trust Series 2003-17 Class 2A10 5.500% due 01/25/34	1,015	1,068
Series 2004-CC Class A1 2.609% due 01/25/35 (Ê)	220	214
Series 2006-2 Class 2A3 5.500% due 03/25/36	340	325
Series 2006-AR2 Class 2A1 2.616% due 03/25/36	334	303
Series 2006-AR8 Class 1A3 2.636% due 04/25/36 (Ê)	1,599	1,546
WF-RBS Commercial Mortgage Trust Series 2011-C5 Class A4 3.667% due 11/15/44	1,105	1,198

		658,320

Municipal Bonds - 1.5%
Brazos Higher Education Authority Revenue Bonds 0.584% due 12/26/24 (Ê)	851	778
City of New York New York General Obligation Unlimited 6.246% due 06/01/35	600	699
County of Clark Nevada Airport System Revenue Bonds 6.820% due 07/01/45	200	288
Iowa Tobacco Settlement Authority Revenue Bonds 6.500% due 06/01/23	65	63
Los Angeles Community College District General Obligation Unlimited 6.750% due 08/01/49	5,000	7,117
Los Angeles Unified School District General Obligation Unlimited 6.758% due 07/01/34	100	135

166	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Massachusetts School Building Authority Revenue Bonds 5.468% due 06/15/27		5,000	6,128
Municipal Electric Authority of Georgia Revenue Bonds 6.637% due 04/01/57		180	217
7.055% due 04/01/57		1,410	1,543
New York City Municipal Water Finance Authority Revenue Bonds 6.491% due 06/15/42		1,700	2,027
Northstar Education Finance, Inc. Series 2007-1 Class A3 0.507% due 01/29/46 (Ê)		1,000	906
Public Power Generation Agency Revenue Bonds 7.242% due 01/01/41		300	365
San Diego County Regional Airport Authority Revenue Bonds 6.628% due 07/01/40		500	557
San Diego Tobacco Settlement Revenue Funding Corp. Revenue Bonds 7.125% due 06/01/32		255	206
South Carolina Student Loan Corp. Revenue Bonds 0.587% due 12/01/20 (Ê)		900	879
State of California General Obligation Unlimited 5.650% due 04/01/39 (Ê)		100	103
6.650% due 03/01/22		825	1,020
7.500% due 04/01/34		100	130
7.550% due 04/01/39		875	1,169
7.600% due 11/01/40		475	642
State of Illinois General Obligation Unlimited 5.665% due 03/01/18		900	1,008
4.350% due 06/01/18		1,070	1,102
5.877% due 03/01/19		335	374
5.100% due 06/01/33		875	843
Tobacco Settlement Finance Authority Revenue Bonds 7.467% due 06/01/47		470	356

			28,655

Non-US Bonds - 2.3%
Bumper 2 SA Series 2011-2 Class A 1.427% due 02/23/23 (Ê)	EUR	2,400	2,971
Canada Housing Trust No. 1 3.350% due 12/15/20 (Þ)	CAD	100	109
3.800% due 06/15/21 (Þ)	CAD	400	453
Chester Asset Receivables Dealings PLC/United Kingdom Series 2004-1 Class A 1.198% due 04/15/16 (Ê)	GBP	800	1,233
European Loan Conduit Series 2007-25X Class A 0.840% due 05/15/19 (Ê)	EUR	51	54

	Principal Amount ($) or Shares		Market Value $
Fosse Master Issuer PLC Series 2011-1X Class A7 1.877% due 10/18/54 (Ê)	EUR	3,000	3,741
Granite Master Issuer PLC Series 2005-2 Class A7 0.893% due 12/20/54 (Ê)	GBP	253	385
Series 2005-4 Class A5 0.379% due 12/20/54 (Ê)	EUR	1,217	1,458
Series 2006-4 Class A7 0.399% due 12/20/54 (Ê)	EUR	479	574
Granite Mortgages PLC Series 2004-2 Class 3A 1.238% due 06/20/44 (Ê)	GBP	3,043	4,619
Highway BV Series 2012-1 Class A 1.269% due 03/26/24 (Ê)	EUR	4,000	4,933
Holmes Master Issuer PLC Series 2010-1X Class A4 1.997% due 10/15/54 (Ê)	EUR	8,000	9,988
Mexican Bonos Series M 20 12.500% due 11/30/17	MXN	20,000	2,133
MUFG Capital Finance 5, Ltd. 6.299% due 12/31/49 (ƒ)	GBP	1,000	1,662
Province of British Columbia 4.300% due 06/18/42	CAD	100	121
Province of Ontario Canada 4.300% due 03/08/17	CAD	100	111
4.200% due 06/02/20	CAD	700	786
4.000% due 06/02/21	CAD	1,700	1,886
3.150% due 06/02/22	CAD	700	726
4.700% due 06/02/37	CAD	400	486
4.600% due 06/02/39	CAD	300	364
Province of Quebec Canada 4.500% due 12/01/17	CAD	200	224
4.500% due 12/01/18	CAD	400	451
4.500% due 12/01/20	CAD	100	114
4.250% due 12/01/21	CAD	900	1,007
3.500% due 12/01/22	CAD	600	631
Titrisocram Series 2012-1 Class A 1.143% due 03/25/22 (Ê)	EUR	1,200	1,481

			42,701

United States Government Agencies - 2.2%
Fannie Mae 5.250% due 09/15/16		145	172
5.375% due 06/12/17		100	122
7.125% due 01/15/30		240	385
7.250% due 05/15/30		230	374
6.625% due 11/15/30		230	356
Federal Farm Credit Banks 5.125% due 08/25/16		310	365
Federal Home Loan Banks 0.875% due 12/27/13		680	686
1.790% due 05/16/19		450	453

Russell Investment Grade Bond Fund	167

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Federal Home Loan Mortgage Corp. 0.625% due 12/29/14	3,510	3,534
1.600% due 08/10/15	1,400	1,401
2.500% due 05/27/16	390	417
2.000% due 08/25/16	2,815	2,964
1.000% due 03/08/17	300	303
1.000% due 06/29/17	1,300	1,313
3.750% due 03/27/19	3,195	3,716
1.750% due 05/30/19	1,890	1,957
2.375% due 01/13/22	5,165	5,408
Series 0001 0.550% due 02/27/15	775	777
Series 1 1.000% due 07/28/17	100	101
Federal National Mortgage Association 0.500% due 05/27/15	1,435	1,440
0.500% due 07/02/15 (Ñ)	6,000	6,017
2.375% due 04/11/16	215	229
1.125% due 04/27/17	800	813
0.875% due 08/28/17	3,235	3,235
Zero coupon due 10/09/19	2,490	2,067
6.000% due 04/18/36	95	111
Freddie Mac 5.050% due 01/26/15	690	770
6.250% due 07/15/32	115	175
Tennessee Valley Authority 6.150% due 01/15/38	345	508

		40,169

United States Government Treasuries - 16.6%
United States Treasury Inflation Indexed Bonds 1.250% due 07/15/20	211	248
0.125% due 01/15/22	406	438
2.000% due 01/15/26	579	758
2.375% due 01/15/27	5,470	7,544
1.750% due 01/15/28	878	1,135
2.500% due 01/15/29	214	307
2.125% due 02/15/41	2,125	3,200
0.750% due 02/15/42	814	909
United States Treasury Notes 3.125% due 08/31/13	2,610	2,693
0.500% due 10/15/13	7,675	7,702
0.750% due 12/15/13	5,475	5,516
4.000% due 02/15/14	3,240	3,428
0.250% due 04/30/14	22,225	22,235
1.875% due 04/30/14	5,045	5,190
1.000% due 05/15/14	13,280	13,463
0.250% due 06/30/14	14,400	14,408
0.500% due 08/15/14	3,075	3,092
0.250% due 09/15/14	15,985	15,991
0.250% due 01/15/15	8,820	8,823
4.000% due 02/15/15	585	640
0.250% due 07/15/15	830	829
1.375% due 11/30/15	500	517
2.375% due 03/31/16	5,330	5,714
1.500% due 06/30/16	6,915	7,201

	Principal Amount ($) or Shares	Market Value $
1.000% due 08/31/16	1,080	1,103
0.875% due 01/31/17	15,220	15,453
0.750% due 06/30/17	1,915	1,930
2.375% due 07/31/17	2,775	3,015
1.875% due 08/31/17	960	1,020
1.875% due 09/30/17	10,810	11,481
2.625% due 04/30/18	4,700	5,193
1.500% due 08/31/18	3,750	3,901
1.375% due 09/30/18	3,710	3,831
1.250% due 04/30/19	800	817
3.125% due 05/15/19	1,200	1,374
1.125% due 05/31/19	27,300	27,607
1.000% due 06/30/19	100	100
3.625% due 08/15/19	1,500	1,772
3.375% due 11/15/19	800	933
3.500% due 05/15/20	1,600	1,887
2.625% due 08/15/20	7,010	7,795
3.125% due 05/15/21	630	726
2.000% due 02/15/22	2,589	2,716
1.750% due 05/15/22	14,740	15,088
6.000% due 02/15/26	125	186
6.500% due 11/15/26	835	1,309
6.125% due 11/15/27	1,365	2,099
5.375% due 02/15/31	5,350	7,957
4.375% due 02/15/38	3,230	4,421
3.500% due 02/15/39	7,795	9,333
4.375% due 05/15/40	2,160	2,977
3.875% due 08/15/40	2,905	3,703
3.750% due 08/15/41	4,800	5,995
3.125% due 11/15/41	1,365	1,522
3.125% due 02/15/42	23,605	26,305
3.000% due 05/15/42	2,940	3,197

		308,727

Total Long-Term Investments (cost $1,544,784)		1,599,735

Preferred Stocks - 0.4%
Financial Services - 0.4%
CoBank ACB (Å)	70,000	3,753
DG Funding Trust (Å)	392	2,920

		6,673

Total Preferred Stocks (cost $8,014)		6,673

Short-Term Investments - 28.1%
Abbey National Treasury Services PLC 1.602% due 06/10/13 (ž)	3,500	3,442
Allstate Life Global Funding Trusts 5.375% due 04/30/13	965	1,001
Ally Auto Receivables Trust Series 2012-3 Class A1 0.339% due 06/17/13	215	215
American Express Credit Corp. 5.875% due 05/02/13	790	821

168	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

AmeriCredit Automobile Receivables Trust Series 2012-2 Class A1 0.300% due 05/08/13	1,399	1,399
Series 2012-3 Class A1 0.361% due 07/08/13	1,975	1,975
ANZ National International, Ltd. 6.200% due 07/19/13 (Þ)	600	627
Appalachian Power Co. Series O 5.650% due 08/15/12	175	175
ASIF Global Financing XIX 4.900% due 01/17/13 (Þ)	50	50
Australia & New Zealand Banking Group, Ltd. 1.316% due 05/08/13 (Å)(Ê)	700	700
Bank of America Corp. 4.875% due 09/15/12	170	171
Bank of Nova Scotia 0.589% due 10/18/12 (ž)	1,600	1,602
Bear Stearns Cos. LLC (The) 3.905% due 12/07/12 (Ê)	3,100	3,252
CarMax Auto Owner Trust Series 2012-2 Class A1 0.292% due 06/17/13	2,366	2,367
Caterpillar, Inc. 0.637% due 05/21/13 (Ê)	1,600	1,605
Citigroup, Inc. 5.500% due 08/27/12	500	502
5.625% due 08/27/12	300	301
5.500% due 04/11/13	675	694
5.850% due 07/02/13	100	104
Deutsche Bank AG 5.375% due 10/12/12	350	353
Dominion Resources, Inc. 5.700% due 09/17/12	455	458
Duke Energy Carolinas LLC 5.625% due 11/30/12	265	269
Duke Energy Corp. 0.500% due 08/15/12 (Å)(ç)(ž)	4,000	3,999
Fannie Mae 6.500% due 05/01/13	—	—
6.500% due 07/01/13	—	—
Federal Farm Credit Banks 0.140% due 01/28/13	3,700	3,699
Federal Home Loan Banks 0.170% due 02/08/13	11,000	10,998
0.150% due 02/06/13	16,500	16,496
Federal Home Loan Mortgage Corp. 0.280% due 10/12/12 (Ê)	7,060	7,062
Federal National Mortgage Association 0.370% due 09/13/12 (Ê)	3,475	3,476
0.278% due 10/18/12 (Ê)	3,530	3,531
FIH Erhvervsbank A/S 0.838% due 06/13/13 (Ê)(Þ)	5,900	5,904
Ford Credit Auto Lease Trust Series 2012-A Class A1 0.358% due 03/15/13 (Þ)	1,612	1,612

	Principal Amount ($) or Shares	Market Value $
Freddie Mac 6.000% due 02/01/13	1	1
Gazprom OAO Via Gaz Capital SA 7.343% due 04/11/13 (Þ)	100	104
Gazprom OAO Via RBS AG Series REGS 9.625% due 03/01/13	100	105
General Electric Capital Corp. 2.125% due 12/21/12	1,070	1,078
Glitnir Banki HF 6.375% due 09/25/12 (Ø)(Þ)(Æ)	390	109
Goldman Sachs Group, Inc. (The) 3.625% due 08/01/12 (ç)(Ñ)	100	100
5.450% due 11/01/12	220	222
4.750% due 07/15/13	320	331
Hewlett-Packard Co. 0.747% due 05/24/13 (Ê)	1,900	1,896
Honda Auto Receivables Owner Trust Series 2012-1 Class A1 0.413% due 03/15/13	1,556	1,557
HSBC Finance Corp. 0.900% due 04/05/13 (Ê)	500	614
Huntington Auto Trust Series 2012-1 Class A1 0.342% due 03/15/13	1,508	1,508
Hyundai Auto Lease Securitization Trust 2011-A Series 2012-A Class A1 0.384% due 06/17/13 (Þ)	2,382	2,384
Hyundai Auto Receivables Trust Series 2012-A Class A1 0.300% due 03/15/13	1,304	1,304
Series 2012-B Class A1 0.293% due 07/15/13	2,785	2,787
ING Bank NV 1.518% due 03/15/13 (Ê)(Þ)	1,900	1,905
Itau Unibanco SA 0.010% due 11/05/12 (ž)	1,300	1,295
Zero coupon due 11/13/12 (ž)	1,400	1,401
John Deere Owner Trust Series 2012-A Class A1 0.379% due 03/15/13	1,609	1,610
Kellogg Co. 5.125% due 12/03/12	300	305
Kraft Foods, Inc. 2.625% due 05/08/13	4,900	4,974
MBNA Corp. 6.125% due 03/01/13	445	457
Merrill Lynch & Co., Inc. 5.450% due 02/05/13	3,600	3,681
Mexico Cetes Series BI Zero coupon due 08/23/12	70,000	525
Zero coupon due 09/20/12	801,000	5,986
Zero coupon due 09/27/12	17,000	127
Zero coupon due 10/04/12	166,000	1,238
Zero coupon due 10/11/12	17,000	127

Russell Investment Grade Bond Fund	169

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

National Australia Bank, Ltd. 5.350% due 06/12/13 (Þ)	600		625
New Jersey Economic Development Authority Revenue Bonds 1.468% due 06/15/13 (Ê)	1,100		1,101
Nissan Auto Receivables Owner Trust Series 2012-A Class A1 0.359% due 03/15/13	1,734		1,735
Nissan Motor Acceptance Corp. 0.430% due 08/07/12 (Å)(ç)(ž)	3,600		3,600
Northern States Power Co. Series B 8.000% due 08/28/12	400		402
Ohio Power Co. Series C 5.500% due 03/01/13	85		87
Principal Life Income Funding Trusts 5.300% due 04/24/13	300		310
Russell U.S. Cash Management Fund	325,180,825	(¥)	325,181
Santander Drive Auto Receivables Trust Series 2012-2 Class A1 0.330% due 03/15/13	802		802
Series 2012-4 Class A1 0.432% due 07/15/13	2,120		2,121
SLM Corp. 3.125% due 09/17/12	400		490
0.992% due 06/17/13 (Ê)	650		777
SMART Trust Series 2012-1USA Class A1 0.477% due 03/14/13 (Þ)	655		655
Telefonica Emisiones SAU 2.582% due 04/26/13	1,405		1,398
Transocean, Inc. 5.250% due 03/15/13	280		287
United Parcel Service, Inc. 4.500% due 01/15/13	100		102
United States Treasury Bills 0.094% due 09/13/12 (ç)(ž)	70		70
0.142% due 10/04/12 (ž)	80		80
United States Treasury Inflation Indexed Bonds 0.625% due 04/15/13	772		776
United States Treasury Notes 0.375% due 06/30/13	7,275		7,288
0.375% due 07/31/13	45,000		45,084
Volkswagen Auto Lease Trust Series 2012-A Class A1 0.332% due 06/20/13	1,482		1,483
Volkswagen International Finance NV 0.911% due 10/01/12 (Ê)(Þ)	1,500		1,500
Wachovia Corp. 5.500% due 05/01/13	1,800		1,867
WM Wrigley Jr Co. 3.050% due 06/28/13 (Þ)	5,000		5,060

	Principal Amount ($) or Shares		Market Value $
World Omni Automobile Lease Securitization Trust Series 2012-A Class A1 0.328% due 06/17/13	2,343		2,344

Total Short-Term Investments (cost $521,594)			521,816

Repurchase Agreements - 1.0%
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $2,200 dated July 31, 2012 at 0.210% to be repurchased at $2,200 on August 1, 2012 collateralized by: $2,158 par various United States Government Agency Obligations, valued at $2,291.	2,200		2,200
Agreement with Barclays Capital Inc. and State Street Bank (Tri-Party) of $5,600 dated July 31, 2012 at 0.170% to be repurchased at $5,600 on August 1, 2012 collateralized by: $3,926 par various United States Treasury Obligations, valued at $5,642.	5,600		5,600
Agreement with Credit Suisse Securities LLC and State Street Bank (Tri-Party) of $6,300 dated July 31, 2012 at 0.130% to be repurchased at $6,300 on August 1, 2012 collateralized by: $6,458 par various United States Treasury Obligations, valued at $6,452.	6,300		6,300
Agreement with J.P. Morgan and State Street Bank (Tri-Party) of $4,500 dated July 31, 2012 at 0.200% to be repurchased at $4,500 on August 1, 2012 collateralized by: $3,074 par various United States Treasury Obligations, valued at $4,523.	4,500		4,500

Total Repurchase Agreements (cost $18,600)			18,600

Other Securities - 1.0%
Russell Investment Company Liquidating Trust (×)	547,119	(¥)	559
Russell U.S. Cash Collateral Fund (×)	18,503,309	(¥)	18,503

Total Other Securities (cost $19,050)			19,062

Total Investments - 116.6% (identified cost $2,112,042)			2,165,886

Other Assets and Liabilities, Net - (16.6%)			(308,255)

Net Assets - 100.0%			1,857,631

See accompanying notes which are an integral part of this quarterly report.

170	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	87	USD	21,604	03/15	64
Eurodollar Futures (CME)	58	USD	14,390	06/15	36
Eurodollar Futures (CME)	12	USD	2,974	09/15	15
United States Treasury Bonds	152	USD	22,957	09/12	125
United States Treasury 2 Year Note Futures	219	USD	48,313	09/12	35
United States Treasury 5 Year Note Futures	261	USD	32,568	09/12	128
United States Treasury 10 Year Note Futures	169	USD	22,757	09/12	85

Short Positions
United States Treasury Bonds	15	USD	2,266	09/12	(54)
United States Treasury 5 Year Note Futures	21	USD	2,620	09/12	(19)
United States Treasury 10 Year Note Futures	17	USD	2,289	09/12	2

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					417

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	171

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Inflationary Floor Options	Call	1	0.00	USD	1,930	11/23/20	(5)
Inflationary Floor Options	Put	1	0.00	USD	1,600	03/12/20	(2)
Inflationary Floor Options	Put	1	0.00	USD	1,000	04/07/20	(1)
Inflationary Floor Options	Put	1	0.00	USD	1,000	09/29/20	(2)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.400%	Call	2	0.00		2,500	03/18/13	(60)
USD 0.9200%/USD Three Month LIBOR	Put	2	0.00		12,600	11/14/12	(2)
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		1,800	08/13/12	—
USD 1.000%/USD Three Month LIBOR	Put	1	0.00		7,700	11/19/12	(1)
USD 1.200%/USD Three Month LIBOR	Put	1	0.00		4,900	07/11/13	(4)
USD 1.350%/USD Three Month LIBOR	Put	1	0.00		4,100	08/13/12	—
USD 1.400%/USD Three Month LIBOR	Put	2	0.00		2,500	03/18/13	(9)
USD 1.550%/USD Three Month LIBOR	Put	5	0.00		45,800	08/13/12	—
USD 1.700%/USD Three Month LIBOR	Put	6	0.00		48,800	08/13/12	—
USD 1.750%/USD Three Month LIBOR	Put	1	0.00		8,100	11/19/12	—
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		2,500	03/18/13	(3)
USD 2.250%/USD Three Month LIBOR	Put	5	0.00		36,800	09/24/12	—
USD 2.250%/USD Three Month LIBOR	Put	1	0.00		7,200	05/28/13	(1)

United States Treasury 10 Year Note Futures	Call	55	136.00	USD	55	08/24/12	(10)
United States Treasury 10 Year Note Futures	Put	36	131.00	USD	36	08/24/12	(1)
United States Treasury 10 Year Note Futures	Put	19	133.00	USD	19	08/24/12	(4)

Total Liability for Options Written (premiums received $1,391)							(105)

See accompanying notes which are an integral part of this quarterly report.

172	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	5,888	AUD	5,736	08/14/12	(133)
Bank of America	AUD	2,985	USD	3,083	08/14/12	51
Bank of America	EUR	1,764	USD	2,180	08/14/12	(10)
Barclays Bank PLC	USD	10,619	SEK	74,105	08/14/12	(272)
Barclays Bank PLC	AUD	5,882	USD	6,075	08/14/12	100
Barclays Bank PLC	AUD	980	USD	1,021	08/27/12	7
Barclays Bank PLC	DKK	102,528	EUR	13,792	08/14/12	(15)
BNP Paribas	USD	8,274	EUR	6,628	08/02/12	119
BNP Paribas	USD	1,287	EUR	1,067	09/14/12	(27)
BNP Paribas	USD	1,173	GBP	757	08/02/12	(13)
Citibank	USD	10	EUR	8	09/14/12	—
Citibank	USD	1,464	EUR	1,200	09/14/12	(13)
Citibank	USD	10,726	JPY	841,256	08/14/12	(43)
Citibank	AUD	2,998	USD	3,096	08/14/12	51
Citibank	EUR	3,521	USD	4,358	08/14/12	(26)
Citibank	EUR	6,992	USD	8,723	09/14/12	(116)
Credit Suisse First Boston	USD	3,495	AUD	3,426	08/14/12	(101)
Credit Suisse First Boston	EUR	5,021	USD	6,212	08/14/12	(34)
Credit Suisse International	USD	4,930	EUR	4,026	09/14/12	(25)
Credit Suisse International	USD	4,520	GBP	2,905	08/02/12	(35)
Deutsche Bank AG	AUD	13,600	USD	14,187	08/14/12	90
Deutsche Bank AG	GBP	112	USD	176	09/04/12	—
HSBC Bank PLC	USD	8,695	EUR	7,089	09/14/12	(32)
HSBC Bank PLC	USD	100	MXN	1,379	08/15/12	(3)
HSBC Bank PLC	USD	301	MXN	3,947	08/23/12	5
HSBC Bank PLC	USD	1,224	MXN	16,419	10/04/12	(3)
HSBC Bank PLC	USD	125	MXN	1,681	10/11/12	(1)
JPMorgan Chase Bank	USD	1,017	AUD	980	08/27/12	(11)
JPMorgan Chase Bank	USD	3,026	AUD	2,963	08/30/12	(80)
JPMorgan Chase Bank	USD	5,050	EUR	4,104	09/14/12	(2)
JPMorgan Chase Bank	USD	199	JPY	15,892	09/10/12	(4)
JPMorgan Chase Bank	USD	399	JPY	32,083	09/10/12	(11)
JPMorgan Chase Bank	EUR	202	USD	255	09/14/12	(6)
JPMorgan Chase Bank	MXN	4,085	USD	312	08/15/12	(6)
Morgan Stanley & Co., Inc.	USD	100	MXN	1,378	08/15/12	(3)
Morgan Stanley & Co., Inc.	USD	100	MXN	1,377	08/15/12	(3)
Morgan Stanley & Co., Inc.	USD	100	MXN	1,378	08/15/12	(4)
Morgan Stanley & Co., Inc.	USD	100	MXN	1,378	08/15/12	(4)
Morgan Stanley & Co., Inc.	USD	7	MXN	100	08/23/12	—
Morgan Stanley & Co., Inc.	USD	5,767	MXN	83,212	09/20/12	(461)
Morgan Stanley & Co., Inc.	USD	121	MXN	1,681	09/27/12	(5)
Royal Bank of Canada	USD	6,932	EUR	5,654	09/14/12	(28)
Royal Bank of Canada	USD	7,878	GBP	5,085	09/04/12	(95)
Royal Bank of Canada	GBP	5,085	USD	7,878	08/02/12	94
Royal Bank of Scotland PLC	USD	4,463	AUD	4,343	08/14/12	(96)
Royal Bank of Scotland PLC	USD	16,423	EUR	13,391	08/14/12	(55)
Royal Bank of Scotland PLC	USD	8,124	EUR	6,628	09/14/12	(35)
Royal Bank of Scotland PLC	EUR	6,628	USD	8,119	08/02/12	36
UBS AG	USD	17,473	AUD	17,142	08/14/12	(522)
UBS AG	USD	5,881	CAD	6,045	09/20/12	(141)
UBS AG	USD	1,584	EUR	1,290	09/14/12	(5)
UBS AG	USD	2,220	GBP	1,423	08/02/12	(11)
UBS AG	USD	495	JPY	39,637	09/10/12	(13)

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	173

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts
Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

UBS AG	USD	1,893	MXN	27,444	08/15/12	(168)
UBS AG	USD	34	MXN	467	08/23/12	(1)
UBS AG	USD	173	MXN	2,400	08/23/12	(7)
UBS AG	USD	7	MXN	99	09/20/12	—
UBS AG	USD	1,812	MXN	25,409	09/20/12	(90)
UBS AG	AUD	5,180	USD	5,371	08/14/12	67
UBS AG	JPY	842,544	USD	10,618	08/14/12	168
UBS AG	MXN	29,682	USD	2,124	09/20/12	98

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(1,883)

Index Swaps Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Terms	Termination Date	Market Value $

Barclays Capital U.S. Aggregate Bond Index	Barclays Capital, Inc.	USD	20,000	1 Month LIBOR plus 0.170%	08/31/12	—
Barclays Capital U.S. Aggregate Bond Index	Bank of America Merrill Lynch	USD	50,020	1 Month LIBOR minus 0.140%	09/01/12	688
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital, Inc.	USD	40,064	1 Month LIBOR plus 0.100%	09/13/12	407
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital, Inc.	USD	20,000	1 Month LIBOR plus 0.170%	10/31/12	—

Total Market Value of Open Index Swap Contracts Premiums Paid (Received) - $ — (å)						1,095

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Barclays Bank PLC	MXN	28,300	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	54
Barclays Bank PLC	MXN	9,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	14
Credit Suisse First Boston	USD	10,400	Three Month LIBOR	2.750%	06/20/42	(936)
Goldman Sachs	USD	6,600	1.500%	Three Month LIBOR	03/18/16	43
HSBC	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	3
HSBC	MXN	1,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	2
Morgan Stanley	MXN	1,700	5.600%	Mexico Interbank 28 Day Deposit Rate	09/06/16	3
Morgan Stanley	MXN	46,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	70
Morgan Stanley	MXN	1,500	6.350%	Mexico Interbank 28 Day Deposit Rate	06/02/21	7

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $203 (å)						(740)

See accompanying notes which are an integral part of this quarterly report.

174	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

American International Group, Inc.	Bank of America	1.813%	USD	900	1.000%	03/20/16	(27)
American International Group, Inc.	Citibank	1.813%	USD	1,000	1.000%	03/20/16	(29)
Bank of America Corp.	Deutsche Bank	1.648%	USD	100	1.000%	09/20/14	(1)
Berkshire Hathaway, Inc.	Deutsche Bank	0.400%	USD	2,900	1.000%	03/20/13	9
Citigroup	Deutsche Bank	1.608%	USD	100	1.000%	09/20/14	(1)
GE Capital Corp.	Deutsche Bank	0.321%	USD	1,425	1.070%	12/20/12	3
GE Capital Corp.	Bank of America	1.247%	USD	2,300	1.000%	03/20/16	(20)
MetLife, Inc.	Deutsche Bank	0.608%	USD	1,500	2.050%	03/20/13	10
MetLife, Inc.	UBS	0.608%	USD	1,500	2.050%	03/20/13	10

MetLife, Inc.	Bank of America	1.630%	USD	1,800	1.000%	12/20/14	(30)
MetLife, Inc.	Credit Suisse First Boston	1.630%	USD	100	1.000%	12/20/14	(2)
Morgan Stanley	Credit Suisse First Boston	2.899%	USD	300	1.000%	09/20/14	(11)
Prudential Financial, Inc.	Deutsche Bank	0.769%	USD	1,500	2.300%	03/20/13	15
Prudential Financial, Inc.	UBS	0.769%	USD	1,500	2.300%	03/20/13	16
Wells Fargo & Co.	Goldman Sachs	0.220%	USD	700	1.000%	06/20/13	4
Wells Fargo & Co.	Credit Suisse First Boston	0.246%	USD	1,000	1.000%	09/20/13	7

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($151)							(47)

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

ABX - HE Index for Sub-Prime Home Equity Sector	Barclays Bank PLC	USD	2,347	0.760%		01/25/38	(1,323)
CMBX AJ Index	Barclays Bank PLC	USD	445	(0.840%	)	10/12/52	58
CMBX AJ Index	Credit Suisse First Boston	USD	1,885	(0.840%	)	10/12/52	248
Dow Jones CDX Index	Citigroup Global Markets	USD	13,500	(1.000%	)	06/20/17	48
Dow Jones CDX Index	Deutsche Bank	USD	1,543	0.708%		12/20/12	4
Dow Jones CDX Index	Goldman Sachs	USD	1,300	1.120%		12/20/12	6
Dow Jones CDX Index	JPMorgan	USD	675	0.553%		12/20/17	7
Dow Jones CDX Index	JPMorgan	USD	400	1.120%		12/20/12	2
Dow Jones CDX Index	Morgan Stanley	USD	600	0.963%		12/20/12	2
Dow Jones CDX Index	Morgan Stanley	USD	5,498	0.771%		12/20/12	17
Dow Jones CDX Index	Pershing	USD	290	0.548%		12/20/17	3
Markit iTraxx Europe Series 16 Index	Bank of America	EUR	1,100	(1.000%	)	12/20/16	34
Markit iTraxx Europe Series 16 Index	Barclays Bank PLC	EUR	700	(1.000%	)	12/20/16	21
Markit iTraxx Europe Series 16 Index	Deutsche Bank	EUR	400	(1.000%	)	12/20/16	12
Markit iTraxx Europe Series 16 Index	Goldman Sachs	EUR	1,100	(1.000%	)	12/20/16	34

Total Market Value on Open Credit Indices Premiums Paid (Received) - ($237)							(827)

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	Barclays Bank PLC	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Deutsche Bank	0.889%	USD	1,000	1.000%	06/20/15	5
Brazil Government International Bond	Deutsche Bank	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Goldman Sachs	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Morgan Stanley	0.889%	USD	500	1.000%	06/20/15	2
Brazil Government International Bond	Bank of America	0.927%	USD	1,000	1.000%	09/20/15	4
Brazil Government International Bond	Citibank	0.927%	USD	1,000	1.000%	09/20/15	4

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	175

Russell Investment Company

Russell Investment Grade Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Brazil Government International Bond	HSBC	0.927%	USD	700	1.000%	09/20/15	3
Brazil Government International Bond	JPMorgan	0.927%	USD	200	1.000%	09/20/15	1
Brazil Government International Bond	UBS	0.927%	USD	500	1.000%	09/20/15	2
Brazil Government International Bond	Bank of America	1.037%	USD	2,600	1.000%	03/20/16	1
Brazil Government International Bond	Credit Suisse First Boston	1.081%	USD	1,900	1.000%	06/20/16	(3)
Brazil Government International Bond	Deutsche Bank	1.081%	USD	1,000	1.000%	06/20/16	(1)
Brazil Government International Bond	HSBC	1.081%	USD	7,400	1.000%	06/20/16	(11)
Brazil Government International Bond	JPMorgan	1.120%	USD	200	1.000%	09/20/16	(1)
China Government International Bond	Morgan Stanley	0.487%	USD	2,000	1.000%	03/20/15	24
China Government International Bond	Barclays Bank PLC	0.713%	USD	2,400	1.000%	03/20/16	21
China Government International Bond	Morgan Stanley	0.774%	USD	1,200	1.000%	06/20/16	9
China Government International Bond	Deutsche Bank	0.828%	USD	400	1.000%	09/20/16	2
China Government International Bond	Goldman Sachs	0.828%	USD	100	1.000%	09/20/16	1
China Government International Bond	JPMorgan	0.828%	USD	400	1.000%	09/20/16	2
China Government International Bond	Morgan Stanley	0.828%	USD	300	1.000%	09/20/16	2
China Government International Bond	Deutsche Bank	1.620%	USD	200	1.000%	06/20/17	(6)
France Government International Bond	Goldman Sachs	1.126%	USD	3,300	0.250%	03/20/16	(98)
France Government International Bond	Morgan Stanley	1.126%	USD	500	0.250%	03/20/16	(15)
France Government International Bond	Royal Bank of Scotland	1.126%	USD	500	0.250%	03/20/16	(15)
France Government International Bond	HSBC	1.275%	USD	100	0.250%	09/20/16	(4)
Germany Government International Bond	UBS	0.450%	USD	1,200	0.250%	06/20/16	(11)
Japan Government International Bond	Bank of America	0.620%	USD	100	1.000%	03/20/16	1
Japan Government International Bond	Bank of America	0.620%	USD	200	1.000%	03/20/16	3
Japan Government International Bond	JPMorgan	0.620%	USD	700	1.000%	03/20/16	10
Japan Government International Bond	Goldman Sachs	0.665%	USD	500	1.000%	06/20/16	7
Kazakhstan Government International Bond	Citibank	1.737%	USD	300	1.000%	03/20/16	(7)
Korea Government International Bond	Deutsche Bank	0.861%	USD	600	1.000%	06/20/16	3
Korea Government International Bond	Deutsche Bank	0.861%	USD	400	1.000%	06/20/16	2
Mexico Government International Bond	Citibank	0.642%	USD	400	1.000%	03/20/15	4
Mexico Government International Bond	Credit Suisse First Boston	0.642%	USD	400	1.000%	03/20/15	4
Mexico Government International Bond	Deutsche Bank	0.642%	USD	200	1.000%	03/20/15	2
Mexico Government International Bond	Bank of America	0.730%	USD	300	1.000%	09/20/15	3
Mexico Government International Bond	Citibank	0.730%	USD	700	1.000%	09/20/15	7
Mexico Government International Bond	Deutsche Bank	0.840%	USD	900	1.000%	03/20/16	6
Mexico Government International Bond	Goldman Sachs	0.840%	USD	3,100	1.000%	03/20/16	20
Mexico Government International Bond	Citibank	0.884%	USD	1,000	1.000%	06/20/16	5
Mexico Government International Bond	Deutsche Bank	0.884%	USD	2,100	1.000%	06/20/16	10
Mexico Government International Bond	Morgan Stanley	0.923%	USD	300	1.000%	09/20/16	1
Mexico Government International Bond	Goldman Sachs	1.085%	USD	200	1.000%	06/20/17	(1)
Russian Government International Bond	Goldman Sachs	1.685%	USD	100	1.000%	06/20/17	(3)
United Kingdom Gilt	JPMorgan	0.147%	USD	300	1.000%	03/20/15	7
United Kingdom Gilt	JPMorgan	0.147%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	Goldman Sachs	0.241%	USD	400	1.000%	12/20/15	10
United Kingdom Gilt	Credit Suisse First Boston	0.289%	USD	200	1.000%	03/20/16	5
United Kingdom Gilt	UBS	0.331%	USD	400	1.000%	06/20/16	10
United Kingdom Gilt	UBS	0.331%	USD	1,000	1.000%	06/20/16	25
United States Government Bond	BNP Paribas	0.329%	EUR	1,000	0.250%	03/20/16	(7)

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($786)							53

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($1,174) (å)							(821)

See accompanying notes which are an integral part of this quarterly report.

176	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$86,301	$—	$86,301
Corporate Bonds and Notes	—	306,383	4,419	310,802
International Debt	—	121,135	2,925	124,060
Mortgage-Backed Securities	—	657,648	672	658,320
Municipal Bonds	—	28,655	—	28,655
Non-US Bonds	—	42,701	—	42,701
United States Government Agencies	—	40,169	—	40,169
United States Government Treasuries	—	308,727	—	308,727
Preferred Stocks	3,753	—	2,920	6,673
Short-Term Investments	—	521,816	—	521,816
Repurchase Agreements	—	18,600	—	18,600
Other Securities	—	19,062	—	19,062

Total Investments	3,753	2,151,197	10,936	2,165,886

Other Financial Instruments
Futures Contracts	417	—	—	417
Options Written	(15)	(80)	(10)	(105)
Foreign Currency Exchange Contracts	—	(1,883)	—	(1,883)
Interest Rate Swap Contracts	—	(943)	—	(943)
Credit Default Swap Contracts	—	353	—	353
Index Swaps Contracts	—	—	1,095	1,095

Total Other Financial Instruments*	$402	$(2,553)	$1,085	$(1,066)

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

The significant inputs used in determining the fair values of Level 3 securities were as follows:

Category	Inputs	Market Value $	% of Level 3 Instruments’ Total Market Value

Corporate Bonds and Notes	Broker Quote	4,420	40.5
International Debt	Broker Quote	2,925	26.8
Mortgage- Backed Securities	Broker Quote, Investment Manager Fair Value Recommendation	672	6.1
Preferred Stocks	Investment Manager Fair Value Recommendation	2,920	26.7
Options Written	Other, Broker Quote	(10)	(0.1)

		10,927	100.0

See accompanying notes which are an integral part of this quarterly report.

Russell Investment Grade Bond Fund	177

Russell Investment Company

Russell Investment Grade Bond Fund

Presentation of Portfolio Holdings, continued — July 31, 2012 (Unaudited)

Amounts in thousands

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were as follows:

Category and Subcategory	Beginning Balance 11/1/2011	Gross Purchases	Gross Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 7/31/2012	Net Change in Unrealized Appreciation (Depreciation) on Investments held as of 7/31/2012
Long-Term Investments
Corporate Bonds and Notes	$7,305	$1,424	$4,705	$(3)	$213	$—	$—	$185	$4,419	$207
International Debt	—	2,900	—	—	—	—	—	25	2,925	25
Mortgage-Backed Securities	22,134	2,270	22,886	(3)	(166)	—	784	107	672	—
Municipal Bonds	2,989	—	2,856	3	(25)	—	—	(111)	—	—
Preferred Stocks	2,950	—	—	—	—	—	—	(30)	2,920	(30)

Total Investments	35,378	6,594	30,447	(3)	22	—	784	176	10,936	202

Other Financial Instruments
Options Written	(70)	—	—	—	51	—	—	9	(10)	5
CreditDefault Swap Contracts	(48)	—	—	—	—	—	—	48	—	—
Index Swaps	(12)	—	—	—	—	—	—	1,107	1,095	1,095

Total Other Financial Instruments	(130)	—	—	—	51	—	—	1,164	1,085	1,100

See accompanying notes which are an integral part of this quarterly report.

178	Russell Investment Grade Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Long-Term Investments - 96.2%
Asset-Backed Securities - 8.5%
Ally Master Owner Trust
Series 2010-2 Class A 4.250% due 04/15/17 (Þ)	3,000	3,236
Series 2011-1 Class A2 2.150% due 01/15/16	5,250	5,350
Series 2011-3 Class A2 1.810% due 05/15/16	985	1,001
Series 2012-1 Class A2 1.440% due 02/15/17	1,720	1,736
AmeriCredit Automobile Receivables Trust
Series 2010-1 Class B 3.720% due 11/17/14	1,440	1,458
Series 2010-4 Class A2 0.960% due 05/08/14	182	182
Series 2010-4 Class B 1.990% due 10/08/15	1,435	1,447
Series 2011-2 Class A3 1.610% due 10/08/15	2,525	2,546
Series 2011-3 Class B 2.280% due 06/08/16	1,670	1,706
Series 2011-4 Class A3 1.170% due 05/09/16	4,800	4,832
Asset Backed European Securitization
Series 6 Zero coupon due 03/15/18	1,174	1,842
Asset Backed Securities Corp. Home Equity
Series 2002-HE1 Class M1 1.899% due 03/15/32 (Ê)	406	327
Series 2004-HE6 Class A1 0.521% due 09/25/34 (Ê)	160	140
Atlantic City Electric Transition Funding LLC
Series 2003-1 Class A2 4.460% due 10/20/16	646	673
Bear Stearns Asset Backed Securities Trust
Series 2006-HE9 Class 1A2 0.403% due 11/25/36 (Ê)	2,500	1,376
Series 2007-HE7 Class 1A1 1.246% due 10/25/37 (Ê)	410	262
Capital One Multi-Asset Execution Trust
Series 2005-A10 Class A 0.329% due 09/15/15 (Ê)	1,365	1,365
Series 2005-B1 Class B1 4.900% due 12/15/17	2,075	2,248
CarMax Auto Owner Trust
Series 2010-1 Class A3 1.560% due 07/15/14	316	317
Centex Home Equity
Series 2003-C Class AF4 5.460% due 04/25/32	104	103
Chase Issuance Trust
Series 2012-A3 Class A3 0.790% due 06/15/17	2,515	2,529

	Principal Amount ($) or Shares	Market Value $
Chesapeake Funding LLC
Series 2012-1A Class A 0.996% due 11/07/23 (Ê)(Þ)	1,790	1,793
CIT Marine Trust
Series 1999-A Class A4 6.250% due 11/15/19	53	54
Countrywide Asset-Backed Certificates
Series 2001-BC3 Class A 0.726% due 12/25/31 (Ê)	61	35
Series 2005-1 Class AF4 5.147% due 07/25/35	262	244
Series 2005-4 Class AF3 4.456% due 10/25/35	26	25
Series 2005-17 Class 4A2A 0.506% due 05/25/36 (Ê)	335	323
Series 2006-3 Class 2A2 0.426% due 06/25/36 (Ê)	207	190
Series 2007-4 Class A2 5.530% due 04/25/47	360	323
DT Auto Owner Trust
Series 2009-1 Class A1 2.980% due 10/15/15 (Þ)	67	67
Series 2011-2A Class A 0.960% due 01/15/14 (Þ)	226	226
Series 2011-2A Class B 2.120% due 02/16/16 (Þ)	2,045	2,047
Series 2011-3A Class A 1.400% due 08/15/14 (Þ)	1,228	1,229
Educational Services of America, Inc.
Series 2012-1 Class A1 1.396% due 09/25/40 (Ê)(Þ)	1,420	1,434
Equity One ABS, Inc.
Series 2003-4 Class M1 5.369% due 10/25/34	415	317
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2000-30 Class A5 6.642% due 12/25/30	2,220	2,448
Ford Credit Floorplan Master Owner Trust
Series 2010-5 Class A1 1.500% due 09/15/15	1,880	1,899
Fremont Home Loan Trust
Series 2006-E Class 2A1 0.306% due 01/25/37 (Ê)	14	13
GE-WMC Mortgage Securities LLC
Series 2006-1 Class A2A 0.286% due 08/25/36 (Ê)	11	3
Government National Mortgage Association
Series 2010-H12 Class PT 5.470% due 11/20/59	857	949
GSAMP Trust
Series 2007-FM1 Class A2A 0.316% due 12/25/36 (Ê)	94	33
Honda Auto Receivables Owner Trust
Series 2011-2 Class A3 0.940% due 03/18/15	680	683

Russell Short Duration Bond Fund	179

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

HSBC Home Equity Loan Trust
Series 2005-1 Class A 0.537% due 01/20/34 (Ê)	180	165
JPMorgan Auto Receivables Trust
Series 2008-A Class A4 5.220% due 07/15/15 (Þ)	341	342
Long Beach Mortgage Loan Trust
Series 2004-4 Class 1A1 0.806% due 10/25/34 (Ê)	20	17
Marriott Vacation Club Owner Trust
Series 2006-1A Class D 6.502% due 04/20/28 (Þ)	110	111
Massachusetts Educational Financing Authority
Series 2008-1 Class A1 1.401% due 04/25/38 (Ê)	1,085	1,085
Mercedes-Benz Auto Lease Trust
Series 2011-B Class A4 1.240% due 07/17/17 (Þ)	3,055	3,079
Nissan Auto Receivables Owner Trust
2.631% due 08/15/13	4,815	4,815
Nissan Master Owner Trust Receivables
Series 2012-A Class A 0.719% due 05/15/17 (Ê)	1,235	1,241
Porsche Innovative Lease Owner Trust
Series 2011-1 Class A4 1.260% due 11/20/17 (Þ)	2,000	2,018
Prestige Auto Receivables Trust
Series 2011-1A Class A3 1.900% due 08/17/15 (Þ)	1,385	1,391
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3 5.565% due 02/25/36	109	90
Series 2007-2 Class AF2 5.675% due 06/25/37	355	142
Santander Drive Auto Receivables Trust
Series 2010-1 Class A3 1.840% due 11/17/14	2,715	2,743
Series 2010-2 Class A2 0.950% due 08/15/13	74	74
Series 2010-2 Class B 2.240% due 12/15/14	450	452
Series 2010-A Class A2 1.370% due 08/15/13 (Þ)	261	261
Series 2011-1 Class A2 0.940% due 02/18/14	557	557
Series 2011-1 Class A3 1.280% due 01/15/15	1,240	1,248
Series 2011-1 Class B 2.350% due 11/16/15	2,040	2,065
Series 2011-2 Class B 2.660% due 01/15/16	755	768
Series 2011-3 Class B 2.500% due 12/15/15	2,180	2,210
Series 2012-1 Class B 2.720% due 05/16/16	1,680	1,713

	Principal Amount ($) or Shares	Market Value $
SLM Student Loan Trust
Series 2003-12 Class A4 0.658% due 12/17/18 (Ê)	113	113
Series 2003-7A Class A5A 1.668% due 12/15/33 (Ê)(Þ)	586	575
Series 2008-7 Class A2 0.951% due 10/25/17 (Ê)	2,032	2,038
Series 2011-A Class A1 1.249% due 10/15/24 (Ê)(Þ)	2,698	2,703
Series 2011-A Class A2 4.370% due 04/17/28 (Þ)	715	759
Series 2011-B Class A2 3.740% due 02/15/29 (Þ)	1,765	1,835
Series 2012-A Class A2 3.830% due 01/17/45 (Þ)	2,185	2,276
Series 2012-B Class A1 1.349% due 12/15/21 (Ê)(Þ)	533	535
Series 2012-B Class A2 3.480% due 10/15/30 (Þ)	950	980
Series 2012-C Class A1 1.349% due 08/15/23 (Å)(Ê)	5,378	5,387
Small Business Administration Participation Certificates
Series 2009-20D Class 1 4.310% due 04/01/29	447	497
South Carolina Student Loan Corp.
Series 2008-1 Class A2 1.017% due 03/01/18 (Ê)	352	352
Series 2008-1 Class A3 1.217% due 03/02/20 (Ê)	700	698
Series 2008-1 Class A4 1.467% due 09/03/24 (Ê)	400	401

		94,747

Corporate Bonds and Notes - 10.3%
Ally Financial, Inc.
3.868% due 06/20/14 (Ê)	300	301
2.667% due 12/01/14 (Ê)	1,000	970
American Express Credit Corp.
2.375% due 03/24/17	1,080	1,135
American International Group, Inc.
4.875% due 09/15/16	1,570	1,694
8.250% due 08/15/18	100	123
Amgen, Inc.
2.125% due 05/15/17	960	988
Anheuser-Busch InBev Worldwide, Inc.
Series FRN 0.998% due 01/27/14 (Ê)	2,100	2,116
AT&T, Inc.
0.875% due 02/13/15	275	277
2.950% due 05/15/16	2,270	2,433
Bank of America Corp.
1.867% due 01/30/14 (Ê)	1,800	1,799
7.375% due 05/15/14	500	543
4.750% due 08/01/15	1,760	1,857
Bear Stearns Cos. LLC (The)
5.550% due 01/22/17	3,030	3,353

180	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Black & Decker Corp.
8.950% due 04/15/14	1,020	1,149
Boston Scientific Corp.
4.500% due 01/15/15	860	921
Bristol-Myers Squibb Co.
0.875% due 08/01/17	525	521
Cameron International Corp.
1.397% due 06/02/14 (Ê)	500	500
Case New Holland, Inc.
7.750% due 09/01/13	450	478
Caterpillar Financial Services Corp.
1.100% due 05/29/15	705	715
CenterPoint Energy Houston Electric LLC
Series U 7.000% due 03/01/14	547	602
Cintas Corp. No. 2
2.850% due 06/01/16	1,465	1,541
Citigroup, Inc.
2.250% due 08/04/15	1,460	1,457
4.450% due 01/10/17	2,390	2,553
Clearwire Communications LLC / Clearwire Finance, Inc.
12.000% due 12/01/15 (Þ)	795	751
Coca-Cola Enterprises, Inc.
1.125% due 11/12/13	260	262
Commonwealth Edison Co.
1.625% due 01/15/14	855	868
CVS Caremark Corp.
3.250% due 05/18/15	890	946
Daimler Finance NA LLC
1.668% due 09/13/13 (Ê)(Þ)	700	704
Dell, Inc.
1.400% due 09/10/13	1,941	1,960
Devon Energy Corp.
5.625% due 01/15/14	615	658
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
3.500% due 03/01/16	2,125	2,266
E*Trade Financial Corp.
12.500% due 11/30/17	868	994
eBay, Inc.
0.700% due 07/15/15	1,825	1,832
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/20	300	353
Express Scripts Holding Co.
6.250% due 06/15/14	2,452	2,683
First Horizon National Corp.
5.375% due 12/15/15	300	320
FirstEnergy Solutions Corp.
4.800% due 02/15/15	655	700
Florida Gas Transmission Co. LLC
4.000% due 07/15/15 (Þ)	500	521
Ford Motor Credit Co. LLC
8.700% due 10/01/14	500	566
7.000% due 04/15/15	200	222

	Principal Amount ($) or Shares	Market Value $
General Electric Capital Corp.
2.950% due 05/09/16	250	263
Series MTNA 0.728% due 09/15/14 (Ê)	2,525	2,502
Goldman Sachs Group, Inc. (The)
3.300% due 05/03/15	300	305
Series GMTN 3.700% due 08/01/15	2,035	2,087
Goodrich Corp.
6.290% due 07/01/16	1,215	1,437
Hartford Financial Services Group, Inc.
4.000% due 10/15/17	1,705	1,751
Hewlett-Packard Co.
4.750% due 06/02/14	2,400	2,542
2.600% due 09/15/17	1,745	1,741
HSBC USA, Inc.
2.375% due 02/13/15	970	992
Humana, Inc.
6.450% due 06/01/16	383	439
International Business Machines Corp.
0.550% due 02/06/15	250	250
International Lease Finance Corp.
6.500% due 09/01/14 (Þ)	4,715	5,033
4.875% due 04/01/15	1,430	1,452
John Deere Capital Corp.
4.900% due 09/09/13	980	1,028
JPMorgan Chase & Co.
Series 1 7.900% due 04/29/49 (ƒ)	275	303
JPMorgan Chase Bank NA
0.798% due 06/13/16 (Ê)	1,400	1,306
Kraft Foods, Inc.
4.125% due 02/09/16	880	967
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/49 (ƒ)(Ø)(Æ)	270	—
MassMutual Global Funding II
2.000% due 04/05/17 (Þ)	1,090	1,105
Merrill Lynch & Co., Inc.
6.400% due 08/28/17	1,635	1,846
Metropolitan Life Global Funding I
3.125% due 01/11/16 (Þ)	2,345	2,477
MGM Resorts International
13.000% due 11/15/13	4,400	5,005
Microsoft Corp.
2.950% due 06/01/14	1,500	1,571
Morgan Stanley
0.935% due 10/15/15 (Ê)	2,390	2,183
6.625% due 04/01/18	1,525	1,632
National Rural Utilities Cooperative Finance Corp.
1.900% due 11/01/15	1,505	1,549
New York Life Global Funding
0.750% due 07/24/15 (Þ)	300	300
NII Capital Corp.
7.625% due 04/01/21	895	685

Russell Short Duration Bond Fund	181

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

PACCAR, Inc.
6.875% due 02/15/14	700	766
PC Financial Partnership
5.000% due 11/15/14	900	975
PepsiCo, Inc.
2.500% due 05/10/16	250	264
Philip Morris International, Inc.
2.500% due 05/16/16	250	264
Pricoa Global Funding I
0.661% due 09/27/13 (Ê)(Þ)	200	199
Quebecor World Capital Corp.
6.125% due 11/15/13 (Ø)(Æ)	70	—
4.875% due 01/02/49 (Ø)(Æ)	205	—
Regions Financial Corp.
7.750% due 11/10/14	100	110
Roche Holdings, Inc.
5.000% due 03/01/14 (Þ)	475	506
Samsung Electronics America, Inc.
1.750% due 04/10/17 (Å)	1,175	1,185
SLM Corp.
6.250% due 01/25/16	2,700	2,862
Southern Copper Corp.
6.375% due 07/27/15	300	337
SSIF Nevada, LP
1.155% due 04/14/14 (Ê)(Þ)	3,700	3,705
Staples, Inc.
9.750% due 01/15/14	1,530	1,705
Symantec Corp.
2.750% due 06/15/17	1,825	1,850
TD Ameritrade Holding Corp.
4.150% due 12/01/14	1,690	1,793
Textron, Inc.
6.200% due 03/15/15	730	803
Toyota Motor Credit Corp.
0.875% due 07/17/15	525	527
Union Pacific Corp.
5.375% due 05/01/14	1,000	1,078
United Technologies Corp.
1.800% due 06/01/17	1,015	1,054
Verizon Communications, Inc.
3.000% due 04/01/16	1,355	1,455
Series FRN
1.071% due 03/28/14 (Ê)	1,300	1,311
Watson Pharmaceuticals, Inc.
5.000% due 08/15/14	525	560
WellPoint, Inc.
5.250% due 01/15/16	700	785
Yum! Brands, Inc.
4.250% due 09/15/15	1,570	1,705
ZFS Finance USA Trust II
6.450% due 12/15/65 (Þ)	1,630	1,679

		114,861

International Debt - 10.4%
Abu Dhabi National Energy Co.
4.125% due 03/13/17 (Þ)	920	980

	Principal Amount ($) or Shares	Market Value $
AK Transneft OJSC Via TransCapitalInvest, Ltd.
7.700% due 08/07/13 (Þ)	1,100	1,167
American International Group, Inc.
Series MPLE 4.900% due 06/02/14	3,000	3,081
ArcelorMittal
4.500% due 02/25/17	1,155	1,143
6.250% due 02/25/22	420	421
Babson CLO, Ltd.
Series 2004-2A Class A2A 0.787% due 11/15/16 (Ê)(Þ)	357	355
Banco Bradesco SA
2.566% due 05/16/14 (Ê)	2,100	2,100
Banco do Brasil SA
4.500% due 01/22/15 (Þ)	200	212
Banco do Nordeste do Brasil SA
3.625% due 11/09/15 (Þ)	600	606
Banco GNB Sudameris SA
7.500% due 07/30/22 (Å)	900	921
Banco Mercantil del Norte SA
4.375% due 07/19/15 (Þ)	500	520
Banco Santander Chile
3.750% due 09/22/15 (Þ)	1,000	1,016
Banque PSA Finance SA
Series 144a 2.361% due 04/04/14 (Ê)(Þ)	800	779
BNP Paribas SA
Series BKNT 1.358% due 01/10/14 (Ê)	1,300	1,285
BPCE SA
2.375% due 10/04/13 (Þ)	100	98
Braskem Finance, Ltd.
5.750% due 04/15/21 (Þ)	300	313
Central American Bank for Economic Integration
5.375% due 09/24/14 (Þ)	700	747
Columbus International, Inc.
11.500% due 11/20/14 (Þ)	500	541
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375% due 01/19/17	815	859
Corp. Andina de Fomento
4.375% due 06/15/22	626	677
Covidien International Finance SA
1.350% due 05/29/15	1,170	1,182
Credit Agricole Home Loan SFH
1.203% due 07/21/14 (Ê)(Þ)	1,800	1,768
Credit Agricole SA
1.903% due 01/21/14 (Ê)(Þ)	1,600	1,589
Dexia Credit Local SA
0.927% due 04/29/14 (Ê)(Þ)	1,400	1,340
Digicel Group, Ltd.
8.875% due 01/15/15 (Þ)	190	193
9.125% due 01/15/15 (Þ)	1,280	1,303
Series REGS
8.875% due 01/15/15	335	341

182	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Dolphin Energy, Ltd.
5.888% due 06/15/19 (Þ)	1,761	1,972
Dryden Leveraged Loan CDO 2002-II
Series 2005-8A Class A 0.717% due 05/22/17 (Ê)(Þ)	813	792
Eksportfinans ASA
2.375% due 05/25/16	1,740	1,553
Export-Import Bank of Korea
2.268% due 03/21/15 (Å)(Ê)	1,600	1,596
Gazprom OAO Via Gaz Capital SA
7.510% due 07/31/13 (Þ)	600	633
GlaxoSmithKline Capital PLC
1.500% due 05/08/17	1,305	1,331
Gulf Stream Compass CLO, Ltd.
Series 2006-2A Class A2 0.712% due 01/24/20 (Ê)(Þ)	3,458	3,376
Hutchison Whampoa International 11, Ltd.
3.500% due 01/13/17 (Þ)	1,500	1,582
Hydro-Quebec
2.000% due 06/30/16	3,900	4,070
1.375% due 06/19/17	1,500	1,515
Industrial Bank of Korea
3.750% due 09/29/16 (Þ)	1,900	2,002
2.375% due 07/17/17 (Å)	900	895
ING Bank NV
3.900% due 03/19/14 (Þ)	300	316
1.868% due 06/09/14 (Ê)(Þ)	400	398
Intesa Sanpaolo SpA
2.867% due 02/24/14 (Ê)(Þ)	700	659
Kommunalbanken AS
1.375% due 06/08/17 (Þ)	100	101
Korea Development Bank (The)
8.000% due 01/23/14	600	654
3.250% due 03/09/16	1,800	1,868
3.500% due 08/22/17	1,100	1,155
Korea East-West Power Co., Ltd.
2.500% due 07/16/17 (Å)	1,000	1,000
Korea Housing Finance Corp.
4.125% due 12/15/15 (Þ)	700	745
Lloyds Banking Group PLC
5.920% due 12/31/49 (ƒ)(Þ)	1,150	696
6.657% due 12/31/49 (ƒ)(Þ)	1,065	756
Montpelier Re Holdings, Ltd.
6.125% due 08/15/13	585	608
National Australia Bank, Ltd.
1.178% due 04/11/14 (Ê)(Þ)	2,800	2,804
Nordea Eiendomskreditt AS
0.880% due 04/07/14 (Ê)(Þ)	1,300	1,298
Norske Skogindustrier ASA
6.125% due 10/15/15 (Þ)	535	375
Pernod-Ricard SA
2.950% due 01/15/17 (Þ)	1,450	1,496
Petrobras International Finance Co. - Pifco
3.500% due 02/06/17	2,300	2,376
Petroleum Co. of Trinidad & Tobago, Ltd.
6.000% due 05/08/22 (Þ)	2,500	2,613

	Principal Amount ($) or Shares	Market Value $
Province of Ontario Canada
1.600% due 09/21/16	14,500	14,900
Qatari Diar Finance QSC
3.500% due 07/21/15 (Þ)	1,400	1,468
Qtel International Finance, Ltd.
3.375% due 10/14/16 (Þ)	2,800	2,923
RCI Banque SA
Series 144a 2.328% due 04/11/14 (Ê)(Þ)	1,800	1,746
SABMiller PLC
5.500% due 08/15/13 (Þ)	1,145	1,196
SLM Student Loan Trust
Series 2004-5X Class A5 0.692% due 10/25/23 (Ê)	1,800	2,015
SMART Trust
Series 2011-2USA Class A4A 2.310% due 04/14/17 (Þ)	1,825	1,858
Series 2011-4USA Class A3A 1.810% due 11/14/15 (Þ)	3,000	3,060
Series 2012-1USA Class A4A 2.010% due 12/14/17 (Þ)	3,650	3,681
SMART Trust/Australia
Series 2011-2USA Class A2A 1.220% due 11/14/13 (Þ)	623	624
Societe Financement de l’Economie Francaise
3.375% due 05/05/14 (Þ)	1,300	1,359
Sumitomo Mitsui Banking Corp.
1.350% due 07/18/15	1,700	1,715
Tayarra, Ltd.
3.628% due 02/15/22	843	920
Telefonos de Mexico SAB de CV
5.500% due 01/27/15	845	928
Temasek Financial I, Ltd.
4.300% due 10/25/19 (Þ)	800	918
TransCanada PipeLines, Ltd.
0.875% due 03/02/15	260	262
Transocean, Inc.
5.050% due 12/15/16	825	913
Turkiye Halk Bankasi AS
4.875% due 07/19/17 (Þ)	1,900	1,902
Vedanta Resources PLC
6.750% due 06/07/16 (Þ)	535	508
Volkswagen International Finance NV
1.625% due 08/12/13 (Þ)	525	530
Volvo Treasury AB
5.950% due 04/01/15 (Þ)	1,135	1,246
Waha Aerospace BV
3.925% due 07/28/20 (Þ)	1,440	1,516
Westpac Banking Corp.
1.191% due 03/31/14 (Ê)(Þ)	1,400	1,403
Willis Group Holdings PLC
4.125% due 03/15/16	535	563
XL Group PLC
5.250% due 09/15/14	1,101	1,172

		116,098

Russell Short Duration Bond Fund	183

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Loan Agreements - 0.0%
Newsday LLC Term Loan B
10.500% due 08/01/13	275	279

Mortgage-Backed Securities - 42.5%
American Home Mortgage Investment Trust
Series 2004-3 Class 5A 2.569% due 10/25/34 (Ê)	612	572
Series 2004-4 Class 4A 2.736% due 02/25/45 (Ê)	221	197
Banc of America Funding Corp.
Series 2006-A Class 1A1 2.634% due 02/20/36 (Ê)	832	783
Series 2006-F Class 1A2 2.610% due 07/20/36 (Ê)	69	17
Series 2006-I Class 5A1 5.906% due 10/20/46 (Ê)	432	357
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2002-2 Class F 5.487% due 07/11/43	1,505	1,517
Series 2002-PB2 Class C 6.349% due 06/11/35	155	151
Series 2003-1 Class D 4.903% due 09/11/36 (Þ)	460	463
Series 2003-1 Class SBB 5.860% due 03/11/32 (Þ)	870	891
Series 2003-1 Class SBC 5.790% due 03/11/32 (Þ)	963	986
Series 2003-1 Class SBE 6.770% due 03/11/32 (Þ)	1,092	1,126
Series 2004-1 Class A4 4.760% due 11/10/39	1,100	1,148
Series 2005-1 Class A3 4.877% due 11/10/42	266	266
Series 2005-1 Class A4 5.080% due 11/10/42	2,030	2,083
Series 2005-3 Class A2 4.501% due 07/10/43	171	172
Series 2005-6 Class A3 5.193% due 09/10/47	786	785
Series 2006-1 Class A2 5.334% due 09/10/45	462	464
Series 2007-2 Class AAB 5.584% due 04/10/49	451	477
Series 2007-3 Class A3 5.661% due 06/10/49	3,952	4,040
Banc of America Mortgage Securities, Inc.
Series 2004-2 Class 5A1 6.500% due 10/25/31	35	37
Series 2004-G Class 2A7 3.002% due 08/25/34 (Ê)	1,508	1,385
Series 2004-I Class 2A2 2.743% due 10/25/34 (Ê)	1,573	1,523

	Principal Amount ($) or Shares	Market Value $
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-1 Class 5A1 5.579% due 04/25/33 (Ê)	119	119
Series 2003-8 Class 2A1 2.923% due 01/25/34 (Ê)	112	111
Series 2005-6 Class 1A1 2.943% due 08/25/35 (Ê)	153	106
Bear Stearns Alt-A Trust
Series 2005-4 Class 23A1 2.886% due 05/25/35 (Ê)	566	462
Series 2005-7 Class 22A1 2.930% due 09/25/35 (Ê)	35	25
Bear Stearns Commercial Mortgage Securities
Series 1998-C1 Class D 6.750% due 06/16/30	1,910	1,978
Series 2001-TOP2 Class D 6.940% due 02/15/35 (Þ)	435	430
Series 2003-T12 Class A3 4.240% due 08/13/39	3	3
Series 2003-T12 Class B 4.696% due 08/13/39	465	474
Series 2003-T12 Class C 4.816% due 08/13/39	945	938
Series 2005-PWR7 Class A3 5.116% due 02/11/41	330	360
Series 2005-T20 Class A2 5.127% due 10/12/42	384	384
Series 2007-T26 Class A4 5.471% due 01/12/45	100	116
Bear Stearns Structured Products, Inc.
Series 2007-R6 Class 1A1 2.814% due 01/26/36 (Ê)	172	102
Series 2007-R6 Class 2A1 2.795% due 12/26/46 (Ê)	1,428	790
Chase Commercial Mortgage Securities Corp.
Series 1998-1 Class F 6.560% due 05/18/30 (Þ)	2,186	2,228
Citigroup Mortgage Loan Trust, Inc.
Series 2007-10 Class 2A3A 5.975% due 09/25/37 (Ê)	125	86
Commercial Mortgage Acceptance Corp.
Series 1998-C2 Class F 5.440% due 09/15/30 (Þ)	478	490
Commercial Mortgage Asset Trust
Series 1999-C1 Class D 7.350% due 01/17/32	650	684
Series 1999-C2 Class E 7.640% due 11/17/32	50	54
Commercial Mortgage Pass Through Certificates
Series 2003-LB1A Class A2 4.084% due 06/10/38	1,200	1,218
Series 2006-C8 Class A4 5.306% due 12/10/46	400	453

184	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Series 2007-C9 Class A2 5.811% due 12/10/49	301	301
Series 2007-FL14 AJ 0.420% due 06/15/22	4,498	4,225
Series 2010-C1 Class A1 3.156% due 07/10/46 (Þ)	193	204
Series 2011-STRT Class C 4.755% due 12/10/24 (Þ)	500	501
Series 2011-THL Class A 3.376% due 06/09/28 (Þ)	904	926
Countrywide Alternative Loan Trust
Series 2003-J2 Class A1 6.000% due 10/25/33	84	86
Series 2005-48T1 Class A6 5.500% due 11/25/35	2,692	2,036
Series 2006-36T2 Class 1A9 1.146% due 12/25/36 (Ê)	611	339
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-22 Class A3 2.620% due 11/25/34 (Ê)	146	122
Series 2004-HYB9 Class 1A1 2.714% due 02/20/35 (Ê)	258	216
Series 2005-HYB9 Class 5A1 2.610% due 02/20/36 (Ê)	609	402
Series 2005-R2 Class 2A4 8.500% due 06/25/35 (Þ)	146	151
Series 2006-1 Class A2 6.000% due 03/25/36	695	588
Series 2007-1 Class A1 6.000% due 03/25/37	2,569	2,174
Series 2007-9 Class A11 5.750% due 07/25/37	1,244	1,100
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-CKN2 Class C1 6.376% due 04/15/37	1,155	1,159
Series 2002-CKS4 Class B 5.333% due 11/15/36	1,400	1,398
Series 2003-C3 Class C 4.082% due 05/15/38	1,200	1,207
Series 2003-C3 Class D 4.131% due 05/15/38	330	331
Series 2003-C5 Class D 5.116% due 12/15/36	845	862
Series 2005-C1 Class AAB 4.815% due 02/15/38	310	315
Series 2005-C2 Class A3 4.691% due 04/15/37	1,472	1,525
Credit Suisse Mortgage Capital Certificates
Series 2006-C2 Class A3 5.663% due 03/15/39	100	111
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2003-4XS Class A6A 4.820% due 10/25/33	257	254

	Principal Amount ($) or Shares	Market Value $
Deutsche Mortgage Securities, Inc.
Series 2005-WF1 Class 1A3 5.245% due 06/26/35 (Ê)(Þ)	500	482
DLJ Commercial Mortgage Corp.
Series 2000-CKP1 Class B1 7.759% due 11/10/33	58	58
Fannie Mae
4.000% due 2014	204	216
6.000% due 2014	62	64
5.500% due 2017	178	193
6.000% due 2017	37	40
7.000% due 2017	43	46
4.500% due 2019	327	352
4.500% due 2020	100	108
7.000% due 2022	594	622
4.500% due 2023	1,975	2,127
4.000% due 2024	1,233	1,320
4.500% due 2024	7,305	7,867
4.000% due 2025	5,247	5,614
4.500% due 2025	1,337	1,465
4.000% due 2026	1,683	1,802
5.000% due 2027	476	522
5.000% due 2028	228	250
2.691% due 2033 (Ê)	46	49
5.000% due 2033	2,780	3,045
5.000% due 2034	657	719
2.238% due 2035 (Ê)	1,265	1,347
2.509% due 2035 (Ê)	119	127
2.607% due 2035 (Ê)	8,216	8,816
5.000% due 2035	3,188	3,493
5.500% due 2035	259	286
5.000% due 2036	10,358	11,313
5.500% due 2036	365	402
6.000% due 2036	1,601	1,770
5.000% due 2037	3,593	3,930
5.500% due 2037	717	787
5.000% due 2038	810	882
5.500% due 2038	2,220	2,439
6.000% due 2038	1,015	1,123
4.500% due 2039	193	209
5.000% due 2039	14,923	16,266
6.000% due 2039	130	146
4.500% due 2040	3,250	3,518
5.000% due 2040	3,453	3,781
5.500% due 2040	674	740
1.397% due 2041 (Ê)	394	404
4.500% due 2041	4,434	4,812
5.000% due 2041	368	403
5.500% due 2041	7,456	8,185
1.347% due 2042 (Ê)	127	129
15 Year TBA (Ï)
2.500%	4,270	4,442
3.000%	57,700	60,756
3.500%	10,450	11,107
4.500%	1,000	1,076
30 Year TBA (Ï)
3.500%	45,215	47,859

Russell Short Duration Bond Fund	185

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

4.000%	16,000	17,128
4.500%	5,000	5,407
5.500%	2,000	2,256
6.000%	6,000	6,618
Fannie Mae Grantor Trust
Series 2001-T3 Class A1 7.500% due 11/25/40	301	343
Series 2001-T4 Class A1 7.500% due 07/25/41	822	992
Series 2001-T8 Class A2 9.500% due 07/25/41	23	28
Series 2001-T10 Class A1 7.000% due 12/25/41	63	74
Series 2001-T10 Class A2 7.500% due 12/25/41	1,211	1,435
Series 2002-T4 Class A3 7.500% due 12/25/41	10	12
Series 2002-T19 Class A1 6.500% due 07/25/42	529	617
Series 2004-T1 Class 1A2 6.500% due 01/25/44	1,018	1,143
Series 2004-T2 Class 1A3 7.000% due 11/25/43	861	1,000
Fannie Mae REMICS
Series 2002-57 Class PG 5.500% due 09/25/17	620	666
Series 2003-63 Class GU 4.000% due 07/25/33	7	7
Series 2004-70 Class EB 5.000% due 10/25/24	306	336
Series 2007-30 Class AF 0.556% due 04/25/37 (Ê)	268	268
Series 2007-63 Class FC 0.596% due 07/25/37 (Ê)	1,028	1,030
Series 2007-73 Class A1 0.306% due 07/25/37 (Ê)	121	116
Series 2009-96 Class DB 4.000% due 11/25/29	265	292
Series 2010-15 Class FD 0.986% due 03/25/40 (Ê)	1,843	1,860
Series 2010-85 Class NJ 4.500% due 08/25/40	974	1,054
Series 2010-141 Class MD 2.000% due 10/25/40	936	946
Series 2010-150 Class PC 3.000% due 10/25/40	1,034	1,071
Series 2011-53 Class FY 0.796% due 06/25/41 (Ê)	3,789	3,804
Fannie Mae Whole Loan
Series 2002-W3 Class A4 6.500% due 11/25/41	370	426
Series 2003-W2 Class 1A1 6.500% due 07/25/42	191	223
Series 2004-W2 Class 2A2 7.000% due 02/25/44	855	990
Series 2004-W9 Class 2A1 6.500% due 02/25/44	38	43

	Principal Amount ($) or Shares	Market Value $
Series 2004-W11 Class 1A2 6.500% due 05/25/44	300	341
Series 2005-W1 Class 1A2 6.500% due 10/25/44	106	126
FDIC Structured Sale Guaranteed Notes
Series 2010-C1 Class A 2.980% due 12/06/20 (Þ)	1,328	1,387
Series 2010-L2A Class A 3.000% due 09/30/19 (Þ)	999	1,022
Series 2010-S1 Class 1A 0.795% due 02/25/48 (Ê)(Þ)	479	479
FDIC Trust
Series 2010-R1 Class A 2.184% due 05/25/50 (Þ)	1,253	1,281
Series 2011-R1 Class A 2.672% due 07/25/26 (Þ)	1,815	1,862
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series 2009-K003 Class A3 4.324% due 12/25/15	875	962
Series 2011-K014 Class X1
Interest Only STRIP
1.275% due 04/25/21	5,306	451
Series 2011-K015 Class X1
Interest Only STRIP
1.678% due 07/25/21	2,974	342
Series 2011-K702 Class X1
Interest Only STRIP
1.561% due 02/25/18	19,420	1,406
Series 2011-K703 Class A1
1.873% due 01/25/18	7,436	7,666
Series 2012-K019
Interest Only STRIP
Zero coupon due 03/25/22	6,285	775
Series 2012-K501 Class X1A
Interest Only STRIP
1.757% due 08/25/16	11,704	619
Series 2012-K706 Class X1
Interest Only STRIP
1.595% due 10/25/18	11,533	967
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-51 Class 1A 6.500% due 09/25/43	183	209
Series 2003-54 Class 2A 6.500% due 02/25/43	151	169
Series 2003-58 Class 2A 6.500% due 09/25/43	47	55
Series 2005-63 Class 1A1 1.347% due 02/25/45 (Ê)	382	372
First Horizon Asset Securities, Inc.
Series 2005-AR4 Class 2A1 2.605% due 10/25/35 (Ê)	1,321	1,052
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class D 6.778% due 11/18/35	1,257	1,281

186	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Freddie Mac
6.000% due 2013	6	7
5.500% due 2014	3	4
6.000% due 2014	11	12
6.000% due 2016	75	80
6.000% due 2018	79	85
5.500% due 2019	1,463	1,604
5.500% due 2022	913	998
5.500% due 2029	283	311
6.000% due 2029	27	30
6.000% due 2031	69	77
6.000% due 2033	152	170
2.521% due 2035 (Ê)	166	175
2.615% due 2035 (Ê)	232	247
5.500% due 2038	615	672
5.500% due 2039	482	527
30 Year TBA (Ï)
4.500%	2,000	2,149
Freddie Mac REMICS
Series 2003-2559 Class PB 5.500% due 08/15/30	2	2
Series 2003-2632 Class AB 4.500% due 06/15/18	1,205	1,339
Series 2003-2657 Class WT 4.500% due 08/15/18	727	775
Series 2006-3149 Class LF 0.549% due 05/15/36 (Ê)	321	322
Series 2006-3173 Class PE 6.000% due 04/15/35	265	281
Series 2006-R006 Class ZA 6.000% due 04/15/36	2,122	2,469
Series 2006-R007 Class ZA 6.000% due 05/15/36	1,721	2,018
Series 2007-3335 Class BF 0.399% due 07/15/19 (Ê)	99	99
Series 2007-3335 Class FT 0.399% due 08/15/19 (Ê)	268	268
Series 2008-3414 Class JB 4.500% due 02/15/23	360	403
Series 2010-3640 Class JA 1.500% due 03/15/15	1,054	1,058
Series 2010-3704 Class DC 4.000% due 11/15/36	462	513
Series 2011-3857 Class EC 3.500% due 08/15/39	1,122	1,177
Series 2011-3898 Class AF 0.819% due 06/15/41 (Ê)	4,591	4,609
GE Capital Commercial Mortgage Corp.
Series 2003-C2 Class F 5.494% due 07/10/37 (Þ)	135	138
Series 2005-C3 Class A4 5.046% due 07/10/45	1,357	1,357
Ginnie Mae I
9.500% due 2017	—	—
3.000% due 2027	2,438	2,599

	Principal Amount ($) or Shares	Market Value $
Ginnie Mae II
1.625% due 2027 (Ê)	35	36
1.625% due 2032 (Ê)	49	51
3.500% due 2040 (Ê)	5,512	5,857
4.000% due 2040 (Ê)	1,199	1,279
5.390% due 2059	3,833	4,281
5.508% due 2059	3,451	3,821
4.502% due 2061	771	864
4.700% due 2061	1,825	2,086
4.856% due 2062	1,911	2,155
GMAC Commercial Mortgage Securities, Inc.
Series 2001-C1 Class D 7.034% due 04/15/34	70	70
Series 2001-C2 Class C 6.870% due 04/15/34	285	285
Series 2002-C3 Class B 5.101% due 07/10/39	1,485	1,499
Series 2004-C3 Class A4 4.547% due 12/10/41	625	633
Government National Mortgage Association
Series 2006-67 Class A 3.947% due 11/16/30	135	136
Series 2007-4 Class A 4.206% due 06/16/29	87	87
Series 2010-14 Class A 4.500% due 06/16/39	398	440
Series 2011-127 Class IO
Interest Only STRIP
1.557% due 03/16/47	8,884	680
Series 2011-H21 Class HI
Interest Only STRIP
1.796% due 11/20/61	10,133	833
Series 2012-H11 Class CI
Interest Only STRIP
2.881% due 04/20/62	6,246	789
Greenpoint Mortgage Funding Trust
Series 2006-AR8 Class 1A1A 0.326% due 01/25/47 (Ê)	—	—
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1 Class A1 3.132% due 10/25/33 (Ê)	166	150
Greenwich Capital Commercial Funding Corp.
Series 2002-C1 Class B 5.104% due 01/11/35	480	484
Series 2007-GG9 Class A2 5.381% due 03/10/39	496	508
Series 2007-GG9 Class A4 5.444% due 03/10/39	100	113
GS Mortgage Securities Corp. II
Series 2006-GG8 Class A2 5.479% due 11/10/39	153	154
Series 2011-ALF Class A 2.716% due 02/10/21 (Þ)	1,075	1,093

Russell Short Duration Bond Fund	187

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

GSMPS Mortgage Loan Trust
Series 1998-1 Class A 8.000% due 09/19/27 (Þ)	59	61
Series 1998-2 Class A 7.750% due 05/19/27 (Þ)	272	283
Series 1998-3 Class A 7.750% due 09/19/27 (Þ)	13	14
Series 1999-3 Class A 8.000% due 08/19/29 (Þ)	23	23
Series 2005-RP1 Class 1A4 8.500% due 01/25/35 (Þ)	232	251
Series 2006-RP1 Class 1A2 7.500% due 01/25/36 (Þ)	454	456
Series 2006-RP1 Class 1A3 8.000% due 01/25/36 (Þ)	119	122
GSR Mortgage Loan Trust
Series 2004-7 Class 1A1 2.751% due 06/25/34 (Ê)	233	214
Series 2005-AR6 Class 2A1 2.644% due 09/25/35 (Ê)	342	339
Series 2006-2F Class 3A3 6.000% due 02/25/36	2,664	2,241
Series 2006-3F Class 2A3 5.750% due 03/25/36	541	476
Series 2006-8F Class 4A17 6.000% due 09/25/36	1,107	945
Series 2007-AR1 Class 1A1 2.858% due 03/25/37 (Ê)	3,553	2,301
Harborview Mortgage Loan Trust
Series 2005-4 Class 3A1 3.090% due 07/19/35 (Ê)	831	612
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class B 5.012% due 10/15/37	730	756
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2001-CIB2 Class C 6.739% due 04/15/35	1,440	1,444
Series 2001-CIB2 Class D 6.847% due 04/15/35	103	103
Series 2002-C2 Class B 5.211% due 12/12/34	761	764
Series 2002-C3 Class B 5.146% due 07/12/35	465	464
Series 2003-C1 Class A2 4.985% due 01/12/37	457	462
Series 2003-C1 Class B 5.095% due 01/12/37	175	177
Series 2005-CB13 Class A4 5.284% due 01/12/43	2,070	2,276
Series 2007-LD12 Class A4 5.882% due 02/15/51	100	116
Series 2010-CNTR Class A2 4.311% due 08/05/32 (Þ)	595	651

	Principal Amount ($) or Shares	Market Value $
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1 3.059% due 05/25/34 (Ê)	296	293
Series 2005-A1 Class 6T1 5.017% due 02/25/35 (Ê)	15	15
Series 2005-A4 Class 1A1 5.315% due 07/25/35 (Ê)	136	135
Series 2006-A6 Class 1A2 2.772% due 10/25/36 (Ê)	34	25
LB Commercial Conduit Mortgage Trust
Series 1998-C1 Class E 7.000% due 02/18/30	289	292
LB-UBS Commercial Mortgage Trust
Series 2003-C5 Class C 4.762% due 04/15/37	455	468
Series 2003-C8 Class D 5.237% due 09/15/37	470	479
Series 2004-C7 Class A1A 4.475% due 10/15/29	1,560	1,646
Series 2004-C7 Class A5 4.628% due 10/15/29	197	201
Series 2005-C1 Class A3 4.545% due 02/15/30	40	40
Series 2007-C7 Class AAB 5.713% due 09/15/45	400	422
Mastr Adjustable Rate Mortgages Trust
Series 2005-1 Class B1 3.400% due 03/25/35 (Ê)	318	21
Series 2005-6 Class 7A1 5.318% due 06/25/35 (Ê)	44	45
Mastr Reperforming Loan Trust
Series 2005-1 Class 1A3 7.000% due 08/25/34 (Þ)	578	586
Series 2005-2 Class 1A4 8.000% due 05/25/35 (Þ)	395	388
Mellon Residential Funding Corp.
Series 2000-TBC2 Class A1 0.729% due 06/15/30 (Ê)	358	351
Merrill Lynch Mortgage Investors, Inc.
Series 1998-C1 Class A3 6.720% due 11/15/26	2,068	2,282
Series 1998-C3 Class E 6.795% due 12/15/30	3,650	3,797
Series 2005-A10 Class A 0.456% due 02/25/36 (Ê)	49	37
Merrill Lynch Mortgage Trust
Series 2003-KEY1 Class A4 5.236% due 11/12/35	3,000	3,132
Series 2004-KEY2 Class A4 4.864% due 08/12/39	550	588
Series 2005-CIP1 Class A2 4.960% due 07/12/38	105	106
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-6 Class A4 5.485% due 03/12/51	200	220

188	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

MLCC Mortgage Investors, Inc.
Series 2005-3 Class 5A 0.496% due 11/25/35 (Ê)	95	78
Morgan Stanley Capital I, Inc.
Series 1998-HF2 Class G 6.010% due 11/15/30 (Þ)	56	56
Series 2004-IQ7 Class A4 5.398% due 06/15/38	40	43
Morgan Stanley Dean Witter Capital I
Series 2001-TOP1 Class E 7.390% due 02/15/33 (Þ)	55	54
Series 2001-TOP3 Class C 6.790% due 07/15/33	745	772
NCUA Guaranteed Notes
Series 2010-R1 Class 2A 1.840% due 10/07/20	2,446	2,478
Series 2010-R3 Class 3A 2.400% due 12/08/20	824	844
Nomura Asset Acceptance Corp.
Series 2004-AR4 Class 1A1 2.613% due 12/25/34 (Ê)	694	685
Series 2005-WF1 Class 2A2 4.786% due 03/25/35	214	207
Nomura Asset Securities Corp.
Series 1998-D6 Class A2 7.053% due 03/15/30	633	643
Prime Mortgage Trust
Series 2004-CL1 Class 1A2 0.646% due 02/25/34 (Ê)	52	47
Series 2004-CL1 Class 2A2 0.646% due 02/25/19 (Ê)	4	4
Prudential Commercial Mortgage Trust
Series 2003-PWR1 Class A2 4.493% due 02/11/36	350	355
Series 2003-PWR1 Class C 4.706% due 02/11/36	500	496
Series 2003-PWR1 Class E 5.259% due 02/11/36 (Þ)	280	274
RALI Trust
Series 2005-QS14 Class 2A1 6.000% due 09/25/35	271	189
Residential Asset Securitization Trust
Series 2005-A10 Class A3 5.500% due 09/25/35	571	476
Series 2006-A9CB Class A6 6.000% due 09/25/36	650	365
RFMSI Trust
Series 2006-S10 Class 1A7 6.000% due 10/25/36	585	502
RREF 2012 LT1 LLC
Series 2012-LT1A Class A 4.750% due 02/15/25 (Þ)	579	581
Salomon Brothers Mortgage Securities VII, Inc.
Series 2003-UP2 Class A1 4.000% due 12/25/18	136	143

	Principal Amount ($) or Shares	Market Value $
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-22 Class 4A2 5.144% due 12/25/35 (Ê)	3	—
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3 Class A1 0.907% due 09/19/32 (Ê)	20	18
Structured Asset Securities Corp.
Series 2001-21A Class 1A1 2.603% due 01/25/32 (Ê)	11	8
Series 2003-34A Class 6A 2.798% due 11/25/33 (Ê)	383	369
Series 2005-6 Class B2 5.240% due 05/25/35	79	2
Series 2005-16 Class 1A2 5.500% due 09/25/35	881	843
Suntrust Adjustable Rate Mortgage Loan Trust
Series 2007-2 Class 3A3 5.490% due 04/25/37 (Ê)	5,165	4,015
UBS Commercial Mortgage Trust
Series 2012-C1 Class A1 1.032% due 05/10/45	1,796	1,808
Wachovia Bank Commercial Mortgage Trust
Series 2003-C4 Class D 5.040% due 04/15/35	555	557
Series 2003-C5 Class B 4.107% due 06/15/35	470	478
Series 2003-C9 Class B 5.109% due 12/15/35	240	243
Series 2005-C22 Class A3 5.286% due 12/15/44	53	54
Series 2006-WL7A Class A1 0.339% due 09/15/21 (Ê)(Þ)	783	759
Series 2007-C31 Class A2 5.421% due 04/15/47	383	397
Series 2007-C31 Class A4 5.509% due 04/15/47	100	111
Series 2007-C33 Class A2 5.855% due 02/15/51	856	856
Washington Mutual Mortgage Pass Through Certificates
Series 2002-AR6 Class A 1.547% due 06/25/42 (Ê)	55	48
Series 2002-AR9 Class 1A 1.547% due 08/25/42 (Ê)	152	130
Series 2003-AR7 Class A7 2.318% due 08/25/33 (Ê)	155	153
Series 2004-AR13 Class A2A 0.620% due 11/25/34 (Ê)	453	402
Series 2005-AR13 Class A1A1 0.536% due 10/25/45 (Ê)	729	620
Series 2006-AR8 Class 2A3 5.460% due 08/25/36 (Ê)	17	1
Series 2006-AR11 Class 2A 2.618% due 09/25/46 (Ê)	404	329

Russell Short Duration Bond Fund	189

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Series 2007-HY3 Class 4A1 2.757% due 03/25/37 (Ê)		2,761	2,257
Wells Fargo Mortgage Backed Securities Trust
Series 2004-CC Class A1 2.609% due 01/25/35 (Ê)		132	128
Series 2005-AR2 Class 2A1 2.614% due 03/25/35 (Ê)		307	281
Series 2005-AR16 Class 6A3 2.648% due 10/25/35 (Ê)		3,911	3,765
Series 2006-3 Class A1 5.500% due 03/25/36		437	442
Series 2006-6 Class 1A22 6.000% due 05/25/36 (Ê)		2,992	2,832
Series 2006-AR2 Class 2A1 2.616% due 03/25/36		542	492
Series 2006-AR2 Class 2A3 2.616% due 03/25/36 (Ê)		1,543	1,361
Series 2006-AR4 Class 1A1 5.778% due 04/25/36 (Ê)		1,223	1,043
Series 2006-AR10 Class 4A1 2.618% due 07/25/36 (Ê)		698	537
Series 2006-AR10 Class 5A6 2.613% due 07/25/36 (Ê)		137	109
Series 2006-AR17 Class A1 2.615% due 10/25/36 (Ê)		1,936	1,502
Series 2007-AR8 Class A1 6.011% due 11/25/37 (Ê)		1,001	820

			475,243

Municipal Bonds - 0.2%
County of Santa Clara California General Obligation Unlimited
5.000% due 08/01/30		1,000	1,176
New York City Municipal Water Finance Authority Revenue Bonds
5.000% due 06/15/38		1,000	1,123

			2,299

Non-US Bonds - 2.0%
Arran Residential Mortgages Funding PLC
Series 2011-1A Class A1B 1.886% due 11/19/47 (Ê)(Þ)	EUR	2,954	3,646
Brazil Notas do Tesouro Nacional Serie B
Series NTNB 6.000% due 08/15/22	BRL	390	482
Brazil Notas do Tesouro Nacional Serie F
Series NTNF 10.000% due 01/01/14	BRL	969	489
10.000% due 01/01/21	BRL	967	488
Canadian Government Bond
1.500% due 03/01/17	CAD	315	317

	Principal Amount ($) or Shares		Market Value $
Granite Master Issuer PLC
Series 2005-4 Class A5 0.379% due 12/20/54 (Ê)	EUR	326	390
Series 2006-2 Class A6 0.683% due 12/20/54 (Ê)	GBP	978	1,486
Series 2006-4 Class A7 0.399% due 12/20/54 (Ê)	EUR	290	347
Leopard CLO BV
Series 2005-X Class A1 1.283% due 04/21/20 (Ê)	EUR	313	370
Mexican Bonos
Series M 6.250% due 06/16/16	MXN	11,625	920
6.500% due 06/10/21	MXN	10,000	826
Opera Finance PLC
Series 2005-CSC3 Class A 0.989% due 04/25/17 (Ê)	GBP	163	241
Peruvian Government International Bond
Series REGS 8.600% due 08/12/17	PEN	2,440	1,114
Province of Ontario Canada
3.200% due 09/08/16	CAD	200	211
4.300% due 03/08/17	CAD	3,700	4,090
4.000% due 06/02/21	CAD	2,605	2,891
3.150% due 06/02/22	CAD	2,700	2,800
Titrisocram
Series 2012-1 Class A
1.143% due 03/25/22 (Ê)	EUR	300	370
United Kingdom Gilt
4.500% due 12/07/42	GBP	215	447

			21,925

United States Government Agencies - 0.6%
Fannie Mae
5.000% due 05/11/17		500	597
Federal Home Loan Mortgage Corp.
1.375% due 02/25/14		925	941
2.000% due 08/25/16		2,175	2,290
3.750% due 03/27/19		600	698
Federal National Mortgage Association
Zero coupon due 10/09/19		1,670	1,386
United States Treasury Notes
0.500% due 07/31/17		1,450	1,443

			7,355

United States Government Treasuries - 21.7%
United States Treasury Inflation Indexed Bonds
1.625% due 01/15/15 (Æ)		4,502	4,815
2.000% due 01/15/16 (Æ)		863	961
0.125% due 04/15/16 (Æ)		32,069	33,690
0.125% due 07/15/22 (Æ)		9,594	10,403
United States Treasury Notes
0.125% due 08/31/13		3,900	3,897
0.125% due 12/31/13		12,975	12,960
0.250% due 02/28/14		11,025	11,031

190	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

0.250% due 04/30/14	34,525	34,540
0.250% due 05/31/14	16,720	16,728
0.625% due 07/15/14	24,405	24,592
4.250% due 11/15/14	11,950	13,040
2.375% due 02/28/15	7,850	8,275
0.375% due 04/15/15	8,375	8,401
0.375% due 06/15/15	25,050	25,115
0.250% due 07/15/15	1,050	1,049
0.750% due 06/30/17	15,730	15,852
0.875% due 07/31/19	13,200	13,101
1.750% due 05/15/22	3,480	3,562

		242,012

Total Long-Term Investments (cost $1,065,173)		1,074,819

Preferred Stocks - 0.2%
Financial Services - 0.2%
DG Funding Trust(Å)	219	1,631
Wells Fargo & Co.	300	347

		1,978

Total Preferred Stocks (cost $2,482)		1,978

Short-Term Investments - 13.8%
Allstate Life Global Funding Trusts
5.375% due 04/30/13	200	207
Ally Financial, Inc.
Series* 6.875% due 08/28/12	300	301
American Express Bank FSB
Series BKNT 5.500% due 04/16/13	300	310
American International Group, Inc.
4.250% due 05/15/13	500	510
0.645% due 07/19/13 (Ê)	2,900	3,515
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 03/26/13	3,000	3,040
ANZ National International, Ltd.
6.200% due 07/19/13 (Þ)	200	209
Banco Bradesco SA
1.955% due 01/24/13 (Å)(ž)	400	402
Zero coupon due 04/02/13	2,300	2,269
Banco Santander Chile
2.875% due 11/13/12 (Þ)	1,200	1,200
Bank of Nova Scotia
0.589% due 10/18/12 (ž)	1,500	1,502
BNP Paribas SA
Series MTN 0.860% due 04/08/13 (Ê)	1,600	1,593
BP Capital Markets PLC
3.750% due 06/17/13	500	513
Caterpillar, Inc.
0.637% due 05/21/13 (Ê)	1,800	1,805
Citigroup, Inc.
5.625% due 08/27/12	200	200
5.500% due 04/11/13	700	720

	Principal Amount ($) or Shares	Market Value $
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/13	474	497
Commonwealth Bank of Australia
0.878% due 07/12/13 (Ê)(Þ)	4,600	4,618
Continental Airlines 2006-1 Class G Pass Through Trust
Series 061G 0.817% due 06/02/13 (Ê)	579	564
COX Communications, Inc.
7.125% due 10/01/12	2,250	2,273
4.625% due 06/01/13	500	517
DanFin Funding, Ltd.
1.155% due 07/16/13 (Ê)(Þ)	3,000	3,009
Deutsche Telekom International Finance BV
5.250% due 07/22/13	2,000	2,084
Dexia Credit Local NY
0.867% due 03/05/13 (Ê)(Þ)	2,800	2,762
Dr Pepper Snapple Group, Inc.
6.120% due 05/01/13	500	520
Enterprise Products Operating LLC
4.600% due 08/01/12 (ç)	1,000	1,000
5.900% due 04/15/13	175	181
Fannie Mae
5.250% due 08/01/12 (ç)	2,230	2,230
5.000% due 05/01/13	24	25
6.000% due 05/01/13	11	11
Federal Farm Credit Banks
0.140% due 01/28/13	6,100	6,099
Federal Home Loan Banks
0.170% due 02/08/13	800	800
Series 0002 0.200% due 03/01/13	900	900
Federal Home Loan Mortgage Corp. Structured Pass Through Securities
Series 2002-50 Class A6 3.614% due 09/27/12	48	48
FIH Erhvervsbank A/S
0.838% due 06/13/13 (Ê)(Þ)	4,900	4,903
Ford Motor Credit Co. LLC
7.500% due 08/01/12 (ç)	525	525
Freddie Mac
4.500% due 01/15/13	700	714
Hewlett-Packard Co.
0.747% due 05/24/13 (Ê)	2,100	2,096
HSBC Finance Corp.
0.900% due 04/05/13 (Ê)	2,000	2,456
Hyundai Auto Lease Securitization Trust 2011-A
Series 2012-A Class A1
0.384% due 06/17/13 (Þ)	2,918	2,921
IBM International Group Capital LLC
5.050% due 10/22/12	335	339
Intesa Sanpaolo SpA
Series YCD
2.375% due 12/21/12	2,100	2,057

Russell Short Duration Bond Fund	191

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Itau Unibanco SA
0.010% due 11/05/12 (ž)	3,500		3,486
Zero coupon due 11/13/12 (ž)	1,600		1,601
Kraft Foods, Inc.
6.000% due 02/11/13	2,535		2,606
2.625% due 05/08/13	4,450		4,517
Merrill Lynch & Co., Inc.
5.571% due 10/04/12	2,200		2,208
Metropolitan Life Global Funding I
5.125% due 04/10/13 (Þ)	100		103
Mexico Cetes
0.010% due 11/15/12	8,200		61
Series BI
Zero coupon due 08/23/12	1,570,000		11,775
Zero coupon due 09/20/12	17,400		130
Zero coupon due 10/04/12	13,000		97
Zero coupon due 10/11/12	8,000		60
Zero coupon due 10/18/12	10,000		74
Nationwide Building Society
2.500% due 08/17/12 (Þ)	400		400
New Jersey Economic Development
Authority Revenue Bonds
1.468% due 06/15/13 (Ê)	1,000		1,001
Nissan Auto Receivables Owner Trust
Series 2012-A Class A1
0.359% due 03/15/13	2,239		2,240
Pacific Life Global Funding
5.150% due 04/15/13 (Þ)	900		929
Principal Life Income Funding Trusts
5.300% due 04/24/13	200		207
Qwest Corp.
3.718% due 06/15/13 (Ê)	200		201
Railcar Leasing LLC
Series 1997-1 Class A2
7.125% due 01/15/13 (Þ)	239		243
Russell U.S. Cash Management Fund	40,209,511	(¥)	40,210
Santander Drive Auto Receivables Trust
Series 2012-4 Class A1
0.432% due 07/15/13	2,415		2,416
SLM Corp.
0.992% due 06/17/13 (Ê)	100		119
Series BEd
4.553% due 06/15/13 (Ê)	250		249
Series emtn
4.875% due 12/17/12	500		778
Telefonica Emisiones SAU
2.582% due 04/26/13	755		751
TIAA Global Markets, Inc.
5.125% due 10/10/12 (Þ)	1,000		1,009
Time Warner Cable, Inc.
6.200% due 07/01/13	400		419
United States Treasury Notes
0.375% due 06/30/13	2,650		2,655

	Principal Amount ($) or Shares	Market Value $
Verizon Communications, Inc.
4.350% due 02/15/13	1,955	1,996
5.250% due 04/15/13	450	465
Volkswagen International Finance NV
0.911% due 10/01/12 (Ê)(Þ)	1,700	1,700
Wachovia Corp.
5.500% due 05/01/13	1,935	2,007
Wal-Mart Stores, Inc.
4.250% due 04/15/13	2,175	2,236
Westpac Banking Corp.
2.250% due 11/19/12	2,000	2,011
WM Wrigley Jr Co.
3.050% due 06/28/13 (Þ)	400	405

Total Short-Term Investments (cost $154,822)		153,810

Repurchase Agreements - 4.3%
Agreement with Bank of America Securities LLC and State Street Bank (Tri-Party) of $48,100 dated July 31, 2012 at 0.170% to be repurchased at $48,100 on August 1, 2012 collateralized by: $49,157 par various United States Treasury Obligations, valued at $49,071.	48,100	48,100

Total Repurchase Agreements (cost $48,100)		48,100

Total Investments - 114.5% (identified cost $1,270,577)		1,278,707

Other Assets and Liabilities, Net - (14.5%)		(161,642)

Net Assets - 100.0%		1,117,065

See accompanying notes which are an integral part of this quarterly report.

192	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Eurodollar Futures (CME)	243	USD	60,379	12/14	77
Eurodollar Futures (CME)	101	USD	25,081	03/15	24
Eurodollar Futures (CME)	171	USD	42,425	06/15	18
German Euro Bobl Futures (Germany)	9	EUR	1,150	09/12	22
German Euro Bund Futures (Germany)	13	EUR	1,879	09/12	13
German Euro-Buxl Futures (Germany)	7	EUR	960	09/12	46
United States Treasury 2 Year Note Futures	679	USD	149,794	09/12	177

Short Positions
Euro-OAT Futures	3	EUR	403	09/12	(16)
Japan Government 10 Year Bond Futures (Japan)	1	JPY	144,010	09/12	(5)
Japan Government 10 Year Bond Mini Futures (Japan)	10	JPY	144,130	09/12	(3)
United Kingdom Long Gilt Bond Futures (UK)	27	GBP	3,291	09/12	(97)
United States Treasury Bonds Futures	12	USD	1,812	09/12	15
United States Treasury 5 Year Note Futures	451	USD	56,276	09/12	(364)
United States Treasury 10 Year Note Futures	221	USD	29,759	09/12	(310)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(403)

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	193

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Options Written	Call/Put	Number of Contracts	Strike Price	Notional Amount		Expiration Date	Market Value $

Eurodollar Futures	Call	164	99.63	USD	410	09/17/12	(14)

Swaptions
(Fund Receives/Fund Pays)
USD Three Month LIBOR/USD 1.050%	Call	1	0.00		41,900	08/13/12	(501)
USD 0.9200%/USD Three Month LIBOR	Put	2	0.00		7,800	11/14/12	(2)
USD 1.550%/USD Three Month LIBOR	Put	1	0.00		1,400	08/13/12	—
USD 1.700%/USD Three Month LIBOR	Put	1	0.00		1,400	08/13/12	—
USD 2.000%/USD Three Month LIBOR	Put	1	0.00		1,800	03/18/13	(2)
USD 2.250%/USD Three Month LIBOR	Put	3	0.00		26,600	09/24/12	—

Total Liability for Options Written (premiums received $395)							(519)

See accompanying notes which are an integral part of this quarterly report.

194	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Bank of America	USD	26	AUD	25	08/31/12	—
Bank of America	USD	61	GBP	39	08/31/12	—
Bank of America	USD	104	JPY	8,200	08/31/12	(1)
Bank of America	USD	12	MXN	162	08/27/12	—
Bank of America	CLP	13,300	USD	27	08/31/12	—
Bank of America	EUR	50	USD	61	08/31/12	—
Bank of America	RUB	1,360	USD	40	05/08/13	—
Bank of Montreal	USD	50	CAD	50	08/31/12	—
Barclays Bank PLC	USD	15	EUR	12	09/14/12	—
Barclays Bank PLC	USD	52	JPY	4,100	08/31/12	—
Barclays Bank PLC	USD	110	RUB	3,760	05/08/13	(2)
Barclays Bank PLC	USD	57	TWD	1,730	08/31/12	—
Barclays Bank PLC	AUD	1,190	USD	1,239	08/27/12	9
Barclays Bank PLC	HUF	9,600	USD	42	08/31/12	—
BNP Paribas	USD	17,840	EUR	14,291	08/02/12	256
BNP Paribas	CAD	54	USD	53	08/31/12	1
Citibank	USD	32	CAD	32	08/31/12	—
Citibank	USD	51	COP	92,000	08/31/12	—
Citibank	USD	43	EUR	35	08/31/12	—
Citibank	USD	17,349	EUR	14,291	09/04/12	(241)
Citibank	USD	41	EUR	32	09/14/12	1
Citibank	USD	304	EUR	249	09/14/12	(3)
Citibank	USD	74	MXN	989	10/18/12	—
Citibank	USD	26	NOK	160	08/31/12	—
Citibank	USD	97	PLN	325	08/31/12	—
Citibank	CAD	32	USD	32	08/31/12	—
Citibank	EUR	14,291	USD	17,342	08/02/12	242
Citibank	EUR	40	USD	49	08/31/12	—
Citibank	EUR	7,557	USD	9,428	09/14/12	(126)
Citibank	NOK	590	USD	98	08/31/12	—
Credit Suisse First Boston	USD	111	JPY	8,700	08/31/12	—
Credit Suisse First Boston	AUD	51	USD	53	08/31/12	1
Credit Suisse First Boston	CZK	1,250	USD	61	08/31/12	—
Credit Suisse First Boston	EUR	25	USD	31	08/31/12	—
Credit Suisse First Boston	EUR	35	USD	43	08/31/12	—
Credit Suisse First Boston	JPY	3,600	USD	46	08/31/12	—
Credit Suisse First Boston	PLN	90	USD	27	08/31/12	—
Credit Suisse First Boston	RUB	1,030	USD	31	05/08/13	—
Credit Suisse First Boston	RUB	1,370	USD	41	05/08/13	—
Credit Suisse First Boston	TRY	70	USD	39	08/31/12	—
Deutsche Bank AG	USD	581	CAD	584	08/01/12	(1)
Deutsche Bank AG	USD	106	EUR	87	08/31/12	(1)
Deutsche Bank AG	USD	9	EUR	7	09/14/12	—
Deutsche Bank AG	USD	53	SEK	360	08/31/12	—
Deutsche Bank AG	CAD	584	USD	581	08/31/12	1
Deutsche Bank AG	EUR	43	USD	53	08/31/12	—
Deutsche Bank AG	EUR	247	USD	304	09/04/12	—
Deutsche Bank AG	GBP	68	USD	105	08/31/12	1
Deutsche Bank AG	GBP	153	USD	240	09/04/12	—
Deutsche Bank AG	KRW	263,550	USD	229	08/31/12	4
Deutsche Bank AG	NZD	34	USD	27	08/31/12	—
Goldman Sachs	USD	31	BRL	65	08/02/12	(1)
Goldman Sachs	USD	32	BRL	65	09/05/12	—

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	195

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Goldman Sachs	USD	78	GBP	50	08/31/12	—
Goldman Sachs	USD	64	KRW	72,300	08/31/12	—
Goldman Sachs	AUD	52	USD	54	08/31/12	1
Goldman Sachs	BRL	65	USD	32	08/02/12	—
Goldman Sachs	CLP	35,900	USD	74	08/31/12	—
HSBC Bank PLC	USD	2,309	EUR	1,902	08/27/12	(33)
HSBC Bank PLC	USD	1	MXN	12	08/15/12	—
HSBC Bank PLC	USD	100	MXN	1,377	08/15/12	(3)
HSBC Bank PLC	USD	16,341	MXN	214,138	08/23/12	270
HSBC Bank PLC	USD	128	MXN	1,729	09/20/12	(1)
HSBC Bank PLC	USD	96	MXN	1,286	10/04/12	—
HSBC Bank PLC	USD	59	MXN	791	10/11/12	—
HSBC Bank PLC	USD	60	MXN	809	11/15/12	(1)
HSBC Bank PLC	EUR	1,485	USD	1,822	09/14/12	6
JPMorgan Chase Bank	USD	1,234	AUD	1,190	08/27/12	(13)
JPMorgan Chase Bank	USD	51	AUD	50	08/31/12	(1)
JPMorgan Chase Bank	USD	630	AUD	606	08/31/12	(6)
JPMorgan Chase Bank	USD	6,881	EUR	5,592	09/14/12	(3)
JPMorgan Chase Bank	USD	24	GBP	15	08/31/12	—
JPMorgan Chase Bank	USD	51	INR	2,900	08/31/12	(1)
JPMorgan Chase Bank	USD	299	JPY	23,838	09/10/12	(6)
JPMorgan Chase Bank	USD	499	JPY	40,105	09/10/12	(14)
JPMorgan Chase Bank	USD	41	MYR	130	08/30/12	—
JPMorgan Chase Bank	USD	22	NOK	130	08/31/12	—
JPMorgan Chase Bank	USD	48	NZD	60	08/31/12	—
JPMorgan Chase Bank	USD	53	SEK	364	08/31/12	—
JPMorgan Chase Bank	USD	83	SEK	570	08/31/12	(1)
JPMorgan Chase Bank	USD	164	SGD	205	08/31/12	(1)
JPMorgan Chase Bank	USD	68	TRY	125	08/31/12	(1)
JPMorgan Chase Bank	USD	5	ZAR	40	08/31/12	—
JPMorgan Chase Bank	AUD	51	USD	53	08/31/12	1
JPMorgan Chase Bank	CAD	108	USD	107	08/31/12	—
JPMorgan Chase Bank	EUR	85	USD	104	08/31/12	—
JPMorgan Chase Bank	EUR	160	USD	202	09/14/12	(5)
JPMorgan Chase Bank	MXN	2,472	USD	189	08/15/12	(3)
JPMorgan Chase Bank	NOK	320	USD	53	08/31/12	—
JPMorgan Chase Bank	NZD	33	USD	26	08/31/12	—
JPMorgan Chase Bank	NZD	60	USD	48	08/31/12	—
JPMorgan Chase Bank	NZD	68	USD	54	08/31/12	1
JPMorgan Chase Bank	SEK	990	USD	144	08/31/12	1
Morgan Stanley & Co., Inc.	USD	100	MXN	1,378	08/15/12	(4)
Morgan Stanley & Co., Inc.	USD	100	MXN	1,377	08/15/12	(3)
Morgan Stanley & Co., Inc.	USD	83	NOK	500	08/31/12	—
Morgan Stanley & Co., Inc.	JPY	1,700	USD	22	08/31/12	—
Morgan Stanley & Co., Inc.	NOK	2,020	USD	333	08/31/12	2
National Australia Bank Ltd.	AUD	51	USD	53	08/31/12	1
Royal Bank of Canada	USD	26	AUD	25	08/31/12	(1)
Royal Bank of Canada	USD	935	CAD	942	08/31/12	(4)
Royal Bank of Canada	USD	705	EUR	575	09/14/12	(3)
Royal Bank of Canada	USD	2,699	GBP	1,742	09/04/12	(32)
Royal Bank of Canada	AUD	70	USD	73	08/31/12	—
Royal Bank of Canada	CAD	70	USD	69	08/31/12	1
Royal Bank of Canada	GBP	1,742	USD	2,699	08/02/12	32

See accompanying notes which are an integral part of this quarterly report.

196	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Royal Bank of Canada	MXN	3,490	USD	255	08/31/12	7
Royal Bank of Scotland PLC	USD	1	SGD	1	08/03/12	—
Royal Bank of Scotland PLC	SGD	1	USD	1	10/22/12	—
UBS AG	USD	10,711	CAD	11,010	09/20/12	(256)
UBS AG	USD	71	CLP	35,300	08/31/12	(2)
UBS AG	USD	2,718	GBP	1,742	08/02/12	(13)
UBS AG	USD	106	GBP	68	08/31/12	(1)
UBS AG	USD	32	HUF	7,200	08/31/12	—
UBS AG	USD	594	JPY	47,581	09/10/12	(15)
UBS AG	USD	28	NOK	170	08/31/12	—
UBS AG	USD	101	SEK	690	08/31/12	—
UBS AG	USD	285	SEK	1,960	08/31/12	(3)
UBS AG	CAD	53	USD	52	08/31/12	—
UBS AG	EUR	88	USD	107	08/31/12	2
UBS AG	EUR	230	USD	291	09/14/12	(8)
UBS AG	ILS	295	USD	72	08/31/12	2
UBS AG	INR	1,730	USD	31	08/31/12	—
UBS AG	JPY	2,500	USD	32	08/31/12	—
UBS AG	MXN	59,578	USD	4,275	08/23/12	197
UBS AG	NOK	130	USD	21	08/31/12	—
UBS AG	PLN	100	USD	30	08/31/12	—
UBS AG	PLN	110	USD	33	08/31/12	—
UBS AG	PLN	110	USD	32	08/31/12	1
UBS AG	RUB	340	USD	10	08/31/12	—
UBS AG	SGD	1	USD	1	08/03/12	—
Westpac Banking Corp.	USD	985	GBP	627	08/31/12	2
Westpac Banking Corp.	USD	28	NZD	35	08/31/12	—
Westpac Banking Corp.	AUD	30	USD	31	08/31/12	—
Westpac Banking Corp.	NZD	350	USD	275	08/31/12	8

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						237

Interest Rate Swap Contracts
Counterparty	Notional Amount		Fund Receives	Fund Pays	Termination Date	Market Value $

Goldman Sachs	USD	3,000	1.500%	Three Month LIBOR	03/18/16	20
HSBC	MXN	19,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	29
Morgan Stanley	MXN	10,000	5.500%	Mexico Interbank 28 Day Deposit Rate	09/13/17	15

Total Market Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $2 (å)						64

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	197

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Credit Default Swap Contracts
Corporate Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

Abu Dhabi	Morgan Stanley	0.811%	USD	900	1.000%	12/20/15	5
Ally Financial, Inc.	JPMorgan	2.075%	USD	500	5.000%	06/20/15	42
Ally Financial, Inc.	Goldman Sachs	2.354%	USD	600	5.000%	06/20/14	27
Bank of America Corp.	Deutsche Bank	1.648%	USD	1,400	1.000%	09/20/14	(20)
Berkshire Hathaway, Inc.	Bank of America	1.028%	USD	400	1.000%	03/20/16	(1)
Berkshire Hathaway, Inc.	Deutsche Bank	1.232%	USD	300	1.000%	06/20/17	(4)
Berkshire Hathaway, Inc.	Goldman Sachs	1.232%	USD	3,400	1.000%	06/20/17	(44)
Citigroup	Deutsche Bank	1.608%	USD	3,700	1.000%	09/20/14	(48)
Gazprom	Deutsche Bank	0.298%	USD	1,200	1.000%	12/20/12	4
Gazprom	UBS	0.298%	USD	1,200	1.000%	12/20/12	4
GE Capital Corp.	Barclays Bank PLC	0.321%	USD	700	1.670%	03/20/13	5
GE Capital Corp.	BNP Paribas	0.321%	USD	1,200	1.300%	03/20/13	7
GE Capital Corp.	BNP Paribas	0.321%	USD	100	1.250%	03/20/13	1
GE Capital Corp.	Citibank	0.656%	USD	200	4.200%	12/20/13	10
GE Capital Corp.	Citibank	0.656%	USD	200	4.325%	12/20/13	10
GE Capital Corp.	Deutsche Bank	0.656%	USD	100	4.900%	12/20/13	6
GE Capital Corp.	Deutsche Bank	0.656%	USD	200	4.230%	12/20/13	10
MetLife, Inc.	JPMorgan	0.768%	USD	1,400	1.000%	09/20/13	(2)
MetLife, Inc.	Citibank	1.630%	USD	1,700	1.000%	12/20/14	(28)
Morgan Stanley	Deutsche Bank	2.266%	USD	1,800	1.000%	06/20/13	(22)
Morgan Stanley	Credit Suisse First Boston	2.899%	USD	2,000	1.000%	09/20/14	(76)
Petbra	Deutsche Bank	0.647%	USD	600	1.000%	09/20/12	—
Wells Fargo & Co.	Goldman Sachs	0.220%	USD	1,100	1.000%	06/20/13	6

Total Market Value on Open Corporate Issues Premiums Paid (Received) - ($423)							(108)

Credit Indices
Reference Entity	Counterparty	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Dow Jones CDX Index	Barclays Bank PLC	USD	1,000	5.000%		06/20/15	83
Dow Jones CDX Index	Citigroup Global Markets	USD	26,400	(1.000%	)	06/20/17	94
Dow Jones CDX Index	Deutsche Bank	USD	772	0.708%		12/20/12	2
Dow Jones CDX Index	Deutsche Bank	USD	200	5.000%		12/20/15	18
Dow Jones CDX Index	JPMorgan	USD	96	0.553%		12/20/17	1
Dow Jones CDX Index	Morgan Stanley	USD	300	5.000%		06/20/15	25
Dow Jones CDX Index	Morgan Stanley	USD	200	5.000%		12/20/15	19
Dow Jones CDX Index	Pershing	USD	96	0.548%		12/20/17	1
Markit iTraxx Europe Series 16 Index	Bank of America	EUR	2,000	(1.000%	)	12/20/16	62
Markit iTraxx Europe Series 16 Index	Citibank	EUR	1,900	(1.000%	)	12/20/16	59
Markit iTraxx Europe Series 16 Index	Deutsche Bank	EUR	4,850	(1.000%	)	12/20/16	150
Markit iTraxx Europe Series 16 Index	Goldman Sachs	EUR	3,800	(1.000%	)	12/20/16	117
Markit iTraxx Europe Series 16 Index	JPMorgan	EUR	2,150	(1.000%	)	12/20/16	66

Total Market Value on Open Credit Indices Premiums Paid (Received) - $368							697

See accompanying notes which are an integral part of this quarterly report.

198	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate		Termination Date	Market Value $

Australia Commonwealth Government Bond	Bank of America	0.625%	USD	300	1.000%		06/20/17	6
Australia Commonwealth Government Bond	Citibank	0.625%	USD	200	1.000%		06/20/17	4
Brazil Government International Bond	BNP Paribas	0.352%	USD	1,700	1.000%		12/20/12	4
Brazil Government International Bond	Citibank	0.352%	USD	1,100	1.000%		12/20/12	3
Brazil Government International Bond	Goldman Sachs	0.352%	USD	1,600	1.000%		12/20/12	4
Brazil Government International Bond	Barclays Bank PLC	0.927%	USD	1,700	1.000%		09/20/15	7
Brazil Government International Bond	Citibank	0.927%	USD	1,000	1.000%		09/20/15	4
Brazil Government International Bond	HSBC	0.927%	USD	700	1.000%		09/20/15	3
Brazil Government International Bond	UBS	0.927%	USD	500	1.000%		09/20/15	2
Brazil Government International Bond	Citibank	1.037%	USD	3,300	1.000%		03/20/16	1
Brazil Government International Bond	HSBC	1.037%	USD	300	1.000%		03/20/16	—
Brazil Government International Bond	Credit Suisse First Boston	1.081%	USD	2,200	1.000%		06/20/16	(3)
Brazil Government International Bond	HSBC	1.291%	USD	900	1.000%		06/20/17	(11)
China Government International Bond	Barclays Bank PLC	0.130%	USD	700	1.000%		12/20/12	2
Credit Agricole (London)	Citibank	2.019%	USD	300	(1.000%	)	03/20/14	7
Credit Agricole (London)	Credit Suisse First Boston	5.424%	EUR	300	3.000%		06/20/16	(28)
Credit Agricole (London)	Deutsche Bank	5.424%	EUR	300	3.000%		06/20/16	(28)
Export-Import Bank of China	Deutsche Bank	1.461%	USD	700	1.000%		12/20/16	(14)
Export-Import Bank of Korea	Deutsche Bank	1.083%	USD	300	1.000%		12/20/16	(1)
France Government International Bond	Citibank	1.034%	USD	200	0.250%		12/20/15	(5)
France Government International Bond	Citibank	1.275%	USD	700	0.250%		09/20/16	(27)
France Government International Bond	Deutsche Bank	1.275%	USD	2,000	0.250%		09/20/16	(79)
France Government International Bond	HSBC	1.275%	USD	1,700	0.250%		09/20/16	(67)
France Government International Bond	Morgan Stanley	1.275%	USD	2,600	0.250%		09/20/16	(102)
Germany Government International Bond	Morgan Stanley	0.497%	USD	2,900	0.250%		09/20/16	(32)
Germany Government International Bond	Barclays Bank PLC	0.667%	USD	2,100	0.250%		06/20/17	(42)
Germany Government International Bond	Citibank	0.667%	USD	900	0.250%		06/20/17	(18)
Japan Government International Bond	Barclays Bank PLC	0.481%	USD	800	1.000%		06/20/15	12
Japan Government International Bond	Bank of America	0.569%	USD	500	1.000%		12/20/15	7
Japan Government International Bond	Barclays Bank PLC	0.569%	USD	500	1.000%		12/20/15	7
Japan Government International Bond	Morgan Stanley	0.569%	USD	500	1.000%		12/20/15	7
Japan Government International Bond	UBS	0.569%	USD	500	1.000%		12/20/15	7
Japan Government International Bond	Bank of America	0.620%	USD	1,100	1.000%		03/20/16	15
Japan Government International Bond	Bank of America	0.620%	USD	800	1.000%		03/20/16	11
Japan Government International Bond	Barclays Bank PLC	0.620%	USD	1,400	1.000%		03/20/16	20
Japan Government International Bond	JPMorgan	0.620%	USD	700	1.000%		03/20/16	10
Japan Government International Bond	JPMorgan	0.620%	USD	1,200	1.000%		03/20/16	17
Japan Government International Bond	Deutsche Bank	0.866%	USD	1,800	1.000%		06/20/17	12
Japan Government International Bond	Goldman Sachs	0.866%	USD	3,000	1.000%		06/20/17	19
Korea Government International Bond	Deutsche Bank	0.204%	USD	900	1.000%		12/20/12	3
Korea Government International Bond	Deutsche Bank	0.204%	USD	800	1.000%		12/20/12	2
Korea Government International Bond	Barclays Bank PLC	1.115%	USD	500	1.000%		06/20/17	(3)
Korea Government International Bond	UBS	1.115%	USD	1,100	1.000%		06/20/17	(6)
Mexico Government International Bond	Citibank	0.201%	USD	400	1.000%		12/20/12	1
Mexico Government International Bond	Goldman Sachs	0.201%	USD	1,900	1.000%		12/20/12	6
Mexico Government International Bond	JPMorgan	0.201%	USD	2,500	1.000%		12/20/12	7
Mexico Government International Bond	Barclays Bank PLC	0.730%	USD	1,700	1.000%		09/20/15	16
Mexico Government International Bond	Deutsche Bank	0.840%	USD	1,100	1.000%		03/20/16	7
Mexico Government International Bond	Deutsche Bank	0.884%	USD	2,500	1.000%		06/20/16	12
Mexico Government International Bond	HSBC	1.461%	USD	1,300	1.000%		03/20/21	(42)
Russia Government International Bond	HSBC	0.200%	USD	2,200	1.000%		12/20/12	7
United Kingdom Gilt	BNP Paribas	0.147%	USD	400	1.000%		03/20/15	9
United Kingdom Gilt	Goldman Sachs	0.147%	USD	100	1.000%		03/20/15	2
United Kingdom Gilt	JPMorgan	0.147%	USD	300	1.000%		03/20/15	7

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	199

Russell Investment Company

Russell Short Duration Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Sovereign Issues
Reference Entity	Counterparty	Implied Credit Spread	Notional Amount		Fund (Pays)/ Receives Fixed Rate	Termination Date	Market Value $

United Kingdom Gilt	JPMorgan	0.147%	USD	200	1.000%	03/20/15	4
United Kingdom Gilt	JPMorgan	0.147%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	JPMorgan	0.147%	USD	100	1.000%	03/20/15	2
United Kingdom Gilt	Citibank	0.289%	USD	500	1.000%	03/20/16	13
United Kingdom Gilt	Deutsche Bank	0.289%	USD	400	1.000%	03/20/16	10
United Kingdom Gilt	Goldman Sachs	0.289%	USD	300	1.000%	03/20/16	8
United Kingdom Gilt	Goldman Sachs	0.289%	USD	500	1.000%	03/20/16	13
United Kingdom Gilt	UBS	0.331%	USD	800	1.000%	06/20/16	20
United Kingdom Gilt	Goldman Sachs	0.368%	USD	1,300	1.000%	09/20/16	34
United Kingdom Gilt	Morgan Stanley	0.368%	USD	5,500	1.000%	09/20/16	142
United Kingdom Gilt	Morgan Stanley	0.368%	USD	1,100	1.000%	09/20/16	28
United Kingdom Gilt	Goldman Sachs	0.514%	USD	1,000	1.000%	06/20/17	23
United States Government Bond	BNP Paribas	0.366%	EUR	2,000	0.250%	09/20/16	(18)

Total Market Value on Open Sovereign Issues Premiums Paid (Received) - ($513)							43

Total Market Value on Open Credit Default Swap Contracts Premiums Paid (Received) - ($568) (å)							632

See accompanying notes which are an integral part of this quarterly report.

200	Russell Short Duration Bond Fund

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
Asset-Backed Securities	$—	$93,313	$1,434	$94,747
Corporate Bonds and Notes	—	114,861	—	114,861
International Debt	—	112,417	3,681	116,098
Loan Agreements	—	279	—	279
Mortgage-Backed Securities	—	466,322	8,921	475,243
Municipal Bonds	—	2,299	—	2,299
Non-US Bonds	—	21,925	—	21,925
United States Government Agencies	—	7,355	—	7,355
United States Government Treasuries	—	242,012	—	242,012
Preferred Stocks	347	—	1,631	1,978
Short-Term Investments	—	150,734	3,076	153,810
Repurchase Agreements	—	48,100	—	48,100

Total Investments	347	1,259,617	18,743	1,278,707

Other Financial Instruments
Futures Contracts	(403)	—	—	(403)
Options Written	(14)	(505)	—	(519)
Foreign Currency Exchange Contracts	—	237	—	237
Interest Rate Swap Contracts	—	62	—	62
Credit Default Swap Contracts	—	1,200	—	1,200

Total Other Financial Instruments*	$(417)	$994	$—	$577

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

The significant inputs used in determining the fair values of Level 3 securities were as follows:

Category	Inputs	Market Value $	% of Level 3 Instruments’ Total Market Value

Asset-Backed Securities	Broker Quote	1,434	7.7
International Debt	Broker Quote, Other	3,681	19.6
Mortgage-Backed Securities	Broker Quote	8,921	47.6
Preferred Stocks	Investment Manager Fair Value Recommendation	1,631	8.7
Short-Term Investments	Broker Quote, Investment Manager Fair Value Recommendation	3,076	16.4

		18,743	100.0

See accompanying notes which are an integral part of this quarterly report.

Russell Short Duration Bond Fund	201

Russell Investment Company

Russell Short Duration Bond Fund

Presentation of Portfolio Holdings, continued — July 31, 2012 (Unaudited)

Amounts in thousands

A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were as follows:

Category and Subcategory	Beginning Balance as of 11/01/11	Gross Purchases	Gross Sales	Accrued Discounts/ (Premium)	Realized Gain/(Loss)	Net Transfers into Level 3	Net Transfers out of Level 3	Net change in Unrealized Appreciation/ (Depreciation)	Ending Balance at 07/31/12	Net change in Unrealized Appreciation/ (Depreciation) on Investments held as of 07/31/12

Long-Term Investments
Asset-Backed Securities	$599	$1,500	$80	$—	$—	$—	$599	$14	$1,434	$14
Corporate Bonds and Notes	1,682	—	—	—	—	—	1,682	—	—	—
International Debt	854	3,649	77	4	2	—	791	40	3,681	40
Mortgage-Backed Securities	5,016	2,044	1,069	(1)	(4)	4,020	1,176	91	8,921	91
Preferred Stocks	1,648	—	—	—	—	—	—	(17)	1,631	(17)
Short-Term Investments	—	2,271	343	(1)	(6)	1,143	—	12	3,076	12

Total Investments	9,799	9,464	1,569	2	(8)	5,163	4,248	140	18,743	140

Other Financial Instruments
Options Written	(34)	—	—	—	31	—	—	3	—	3

Total Other Financial Instruments	(34)	—	—	—	31	—	—	3	—	3

See accompanying notes which are an integral part of this quarterly report.

202	Russell Short Duration Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Municipal Bonds - 93.5%
Alabama - 1.4%
Alabama 21st Century Authority Revenue Bonds	1,120	5.000	06/01/18	1,326
Alabama 21st Century Authority Revenue Bonds	545	5.000	06/01/20	652
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/14	1,065
Alabama Public School & College Authority Revenue Bonds	1,000	5.000	05/01/15	1,121
Auburn University Revenue Bonds	2,000	5.000	06/01/23	2,525
Birmingham Water Works Board Revenue Bonds (µ)	1,275	5.000	01/01/17	1,471
Courtland Industrial Development Board Revenue Bonds	250	5.000	11/01/13	262
Mobile Industrial Development Board Revenue Bonds (Ê)	1,400	4.875	06/01/34	1,437

				9,859

Alaska - 0.3%
City of Valdez Alaska Revenue Bonds	1,770	5.000	01/01/21	2,116

				2,116

Arizona - 3.2%
Apache County Industrial Development Authority Revenue Bonds	955	4.500	03/01/30	987
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/18	2,376
Arizona Health Facilities Authority Revenue Bonds	2,000	5.250	01/01/22	2,320
Arizona School Facilities Board Revenue Bonds	1,500	5.000	07/01/16	1,691
Arizona Transportation Board Revenue Bonds	1,500	5.000	07/01/14	1,632
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,455	5.000	10/01/18	1,796
Arizona Water Infrastructure Finance Authority Revenue Bonds	1,500	5.000	10/01/20	1,886
City of Mesa Arizona Revenue Bonds (µ)	1,000	5.250	07/01/14	1,089
City of Phoenix Arizona General Obligation Unlimited	2,000	5.000	07/01/15	2,254
Maricopa County Pollution Control Corp. Revenue Bonds (Ê)	2,310	5.200	06/01/43	2,654
Salt River Project Agricultural Improvement & Power District Revenue Bonds	1,635	5.000	01/01/25	1,925
Salt Verde Financial Corp. Revenue Bonds	1,045	5.250	12/01/24	1,146

				21,756

Arkansas - 0.3%
State of Arkansas General Obligation Unlimited	1,750	5.000	08/01/13	1,833

California - 8.8%
Abag Finance Authority for Nonprofit Corps. Certificate Of Participation	380	5.700	08/15/14	382
California Health Facilities Financing Authority Revenue Bonds	1,550	5.000	07/01/16	1,769
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/16	1,165
California State Department of Water Resources Revenue Bonds	1,000	5.000	05/01/17	1,198
California State Department of Water Resources Revenue Bonds	2,500	5.000	05/01/19	3,092
California State Department of Water Resources Revenue Bonds	2,500	5.000	12/01/20	3,225
California State Department of Water Resources Revenue Bonds	1,000	5.000	12/01/21	1,211
California State Public Works Board Revenue Bonds	1,000	5.000	12/01/16	1,144
California Statewide Communities Development Authority Revenue Bonds	2,250	5.000	06/15/13	2,341
California Statewide Communities Development Authority Revenue Bonds	2,260	5.000	04/01/19	2,690
California Statewide Communities Development Authority Revenue Bonds	1,405	6.000	05/15/23	1,600
California Statewide Communities Development Authority Revenue Bonds	1,220	5.250	12/01/27	1,269
California Statewide Communities Development Authority Revenue Bonds (µ)(Ê)	610	4.100	04/01/28	625
County of Los Angeles California Certificate Of Participation	200	5.000	09/01/20	238
County of Los Angeles California Certificate Of Participation	500	5.000	03/01/21	595
County of Los Angeles California Certificate Of Participation	125	5.000	09/01/21	149
County of Los Angeles California Certificate Of Participation	430	5.000	09/01/22	515
County of Sacramento California Airport System Revenue Bonds	2,000	5.000	07/01/22	2,265
County of Sacramento California Airport System Revenue Bonds	895	5.500	07/01/28	1,027
County of Sacramento California Airport System Revenue Bonds	750	5.625	07/01/29	861
Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	500	5.000	06/01/20	501

Russell Tax Exempt Bond Fund	203

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Golden State Tobacco Securitization Corp. Revenue Bonds (µ)	750	4.600	06/01/23	798
Kings River Conservation District Certificate Of Participation	850	5.000	05/01/15	940
Los Angeles Harbor Department Revenue Bonds	2,000	5.250	08/01/22	2,436
Los Angeles Unified School District General Obligation Unlimited (µ)(æ)	1,150	5.000	07/01/13	1,200
Modesto Irrigation District Revenue Bonds	1,425	5.000	07/01/17	1,678
Northern California Power Agency Revenue Bonds	1,000	5.000	06/01/15	1,116
San Diego Public Facilities Financing Authority Sewer Revenue Bonds	240	5.000	05/15/21	291
San Francisco City & County Public Utilities Commission Water Revenue Bonds	2,685	5.000	11/01/27	3,211
Southern California Public Power Authority Revenue Bonds	1,500	5.000	07/01/18	1,821
Southern California Public Power Authority Revenue Bonds	1,000	5.000	07/01/23	1,212
State of California General Obligation Unlimited (µ)	1,000	6.000	02/01/17	1,210
State of California General Obligation Unlimited	1,000	5.000	10/01/17	1,186
State of California General Obligation Unlimited	2,000	5.000	02/01/20	2,427
State of California General Obligation Unlimited	1,250	5.000	07/01/20	1,532
State of California General Obligation Unlimited	2,500	5.500	04/01/21	3,055
State of California General Obligation Unlimited	1,000	5.250	07/01/21	1,233
State of California General Obligation Unlimited	1,000	5.250	03/01/22	1,216
State of California General Obligation Unlimited (µ)(Ê)	500	0.110	07/01/23	500
State of California General Obligation Unlimited	2,500	5.250	09/01/28	2,953
State of California General Obligation Unlimited	450	5.000	02/01/31	510
Tuolumne Wind Project Authority Revenue Bonds	1,500	5.000	01/01/18	1,757
University of California Revenue Bonds	500	4.000	05/15/14	533

				60,677

Colorado - 2.8%
City of Colorado Springs Colorado Utilities System Revenue Bonds	4,000	5.000	11/15/18	4,925
Colorado Health Facilities Authority Revenue Bonds	1,000	5.250	06/01/23	1,090
Colorado Housing & Finance Authority Revenue Bonds	5	6.300	08/01/12	5
Colorado Housing & Finance Authority Revenue Bonds	20	6.300	08/01/16	20
Colorado Housing & Finance Authority Special Assessment	11,350	5.000	05/15/14	12,273
E-470 Public Highway Authority Revenue Bonds (µ)	850	5.000	09/01/17	932

				19,245

Connecticut - 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds	2,500	5.000	07/01/25	2,984
State of Connecticut General Obligation Unlimited	2,490	5.000	01/01/16	2,858

				5,842

Delaware - 0.6%
Delaware Transportation Authority Revenue Bonds (µ)(æ)	1,305	5.000	07/01/15	1,479
Delaware Transportation Authority Revenue Bonds	1,330	5.000	07/01/16	1,553
Delaware Transportation Authority Revenue Bonds	1,000	5.000	07/01/17	1,200

				4,232

Florida - 6.4%
Citizens Property Insurance Corp. Revenue Bonds (µ)	1,000	5.000	03/01/15	1,087
Citizens Property Insurance Corp. Revenue Bonds	2,600	5.000	06/01/15	2,846
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/18	2,853
Citizens Property Insurance Corp. Revenue Bonds	2,500	5.000	06/01/20	2,877
City of Gulf Breeze Florida Revenue Bonds (µ)	1,825	5.000	12/01/15	1,849
City of Lakeland Florida Energy System Revenue Bonds (µ)	2,000	5.000	10/01/17	2,333
City of Pembroke Pines Florida Revenue Bonds (µ)	1,000	5.000	10/01/16	1,117
City of Tampa Florida Revenue Bonds	500	5.000	11/15/15	566
County of Miami-Dade Florida Water & Sewer System Revenue Bonds (µ)	1,500	5.250	10/01/19	1,860
County of Sarasota Florida Utility System Revenue Revenue Bonds (µ)	2,290	5.000	10/01/18	2,580
Escambia County Health Facilities Authority Revenue Bonds	1,000	5.250	11/15/13	1,062

204	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Florida Department of Children & Family Services Certificate Of Participation (µ)	1,175	5.000	10/01/15	1,325
Florida State Department of Transportation Revenue Bonds (µ)	2,000	5.000	07/01/13	2,086
Hillsborough County Aviation Authority Revenue Bonds	1,000	5.000	10/01/14	1,081
JEA Electric System Revenue Bonds	1,000	5.000	10/01/17	1,195
Kissimmee Utility Authority Revenue Bonds (µ)	1,000	5.000	10/01/17	1,171
Miami-Dade County Educational Facilities Authority Revenue Bonds (µ)(æ)	1,750	5.000	04/01/14	1,884
Orlando Utilities Commission Revenue Bonds	3,000	5.000	10/01/19	3,708
Palm Beach County School District Certificate Of Participation (µ)	1,000	5.000	08/01/14	1,078
South Miami Health Facilities Authority Revenue Bonds	750	5.000	08/15/18	873
State of Florida General Obligation Unlimited	1,000	5.000	06/01/16	1,166
State of Florida General Obligation Unlimited	3,515	5.000	06/01/17	3,979
State of Florida Revenue Bonds (µ)	1,000	5.250	01/01/13	1,021
State of Florida Revenue Bonds	1,300	5.000	07/01/16	1,512
Tampa-Hillsborough County Expressway Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,083

				44,192

Georgia - 3.7%
Atlanta Independent School System Certificate Of Participation	2,000	5.000	03/01/17	2,334
City of Atlanta Georgia Airport Revenue Bonds	2,000	5.000	01/01/16	2,279
City of Atlanta Georgia Airport Revenue Bonds	2,500	5.000	01/01/20	3,043
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,000	6.000	11/01/20	1,276
City of Atlanta Georgia Water & Wastewater Revenue Bonds (µ)	2,000	5.500	11/01/23	2,363
City of Atlanta Georgia Water & Wastewater Revenue Bonds	1,300	6.000	11/01/25	1,628
Georgia State Road & Tollway Authority Revenue Bonds	1,150	5.000	03/01/19	1,431
Hall County School District General Obligation Unlimited	1,000	5.000	11/01/12	1,012
Municipal Electric Authority of Georgia Revenue Bonds (µ)	850	6.250	01/01/17	1,017
Private Colleges & Universities Authority Revenue Bonds	1,500	5.000	09/01/16	1,755
Private Colleges & Universities Authority Revenue Bonds	645	5.250	10/01/27	719
State of Georgia General Obligation Unlimited	2,100	5.500	07/01/13	2,202
State of Georgia General Obligation Unlimited	1,000	5.000	11/01/16	1,187
State of Georgia General Obligation Unlimited	1,240	5.000	07/01/17	1,500
State of Georgia General Obligation Unlimited	1,500	5.000	07/01/22	1,807

				25,553

Guam - 0.2%
Territory of Guam Revenue Bonds	500	5.375	12/01/24	555
Territory of Guam Revenue Bonds	785	5.000	01/01/32	885

				1,440

Hawaii - 0.4%
City & County Honolulu Hawaii Wastewater System Revenue Bonds (µ)	1,500	5.000	07/01/19	1,784
Hawaii Housing & Community Development Corp. Revenue Bonds	130	3.700	01/01/22	133
State of Hawaii General Obligation Unlimited	1,000	5.000	02/01/15	1,112

				3,029

Idaho - 0.6%
Boise State University Revenue Bonds	1,100	5.000	04/01/17	1,302
Idaho Housing & Finance Association Revenue Bonds (µ)	1,330	5.250	07/15/21	1,585
Idaho State Building Authority Revenue Bonds	940	5.000	09/01/23	1,166

				4,053

Illinois - 4.2%
City of Chicago Illinois General Obligation Unlimited (µ)(æ)	1,000	5.000	01/01/14	1,066
City of Chicago Illinois General Obligation Unlimited (µ)	2,500	5.000	01/01/17	2,744
City of Chicago Illinois General Obligation Unlimited (µ)	2,135	5.000	12/01/23	2,376
City of Chicago Illinois General Obligation Unlimited (µ)(Ê)	500	0.150	01/01/42	500

Russell Tax Exempt Bond Fund	205

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,000	5.000	01/01/19	1,128
City of Chicago Illinois O’Hare International Airport Revenue Bonds (µ)	1,320	5.000	01/01/20	1,527
Cook County Community Consolidated School District No. 15 Palatine General Obligation Limited (µ)	2,235	Zero coupon	12/01/13	2,180
Illinois Finance Authority Revenue Bonds	670	5.500	10/01/12	675
Illinois Finance Authority Revenue Bonds	1,000	5.000	03/01/15	1,105
Lake County Community Unit School District No. 116 Round Lake General Obligation Unlimited (µ)	400	7.600	02/01/14	443
Metropolitan Pier & Exposition Authority Revenue Bonds	1,500	5.000	12/15/22	1,717
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/18	1,145
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.000	06/01/19	1,150
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,925	5.250	06/01/20	2,245
Railsplitter Tobacco Settlement Authority Revenue Bonds	1,000	5.500	06/01/23	1,169
Railsplitter Tobacco Settlement Authority Revenue Bonds	2,500	6.250	06/01/24	2,793
State of Illinois General Obligation Unlimited	1,000	5.000	08/01/22	1,148
State of Illinois Revenue Bonds	1,250	5.000	06/15/14	1,354
State of Illinois Revenue Bonds (µ)	1,000	5.000	06/15/16	1,154
University of Illinois Revenue Bonds	1,115	5.000	04/01/20	1,351

				28,970

Indiana - 1.4%
Ball State University Revenue Bonds (µ)	1,000	5.000	07/01/16	1,146
City of Indianapolis Indiana Gas Utility Revenue Bonds (µ)	1,000	5.000	08/15/23	1,167
City of Whiting Indiana Revenue Bonds	375	5.000	01/01/16	423
Indiana Bond Bank Revenue Bonds (µ)	45	5.750	08/01/13	46
Indiana Finance Authority Revenue Bonds	1,000	4.900	01/01/16	1,106
Indiana Finance Authority Revenue Bonds	1,500	5.250	02/01/18	1,845
Indiana Finance Authority Revenue Bonds	1,000	5.000	02/01/19	1,231
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,150	5.000	06/01/16	1,299
Indianapolis Local Public Improvement Bond Bank Revenue Bonds	1,000	5.000	02/01/18	1,207

				9,470

Iowa - 0.5%
Iowa Finance Authority Revenue Bonds (µ)	1,000	5.000	07/01/14	1,069
Iowa Higher Education Loan Authority Revenue Bonds	1,625	5.000	12/01/18	2,010

				3,079

Kansas - 0.2%
Wyandotte County-Kansas City Unified Government Revenue Bonds	2,070	Zero coupon	06/01/21	1,450

Louisiana - 1.0%
Louisiana Public Facilities Authority Revenue Bonds	1,000	5.000	07/01/19	1,157
Louisiana State Citizens Property Insurance Corp. Revenue Bonds (µ)	2,460	6.750	06/01/26	2,982
Louisiana State University & Agricultural & Mechanical College Revenue Bonds	1,000	5.000	07/01/16	1,154
Parish of State Charles Louisiana Revenue Bonds (Ê)	1,570	4.000	12/01/40	1,660

				6,953

Maryland - 2.0%
County of Montgomery Maryland General Obligation Unlimited	1,000	5.000	07/01/17	1,208
County of Montgomery Maryland General Obligation Unlimited	1,350	5.000	07/01/19	1,692
County of Prince George’s Maryland General Obligation Limited	1,000	5.000	07/15/16	1,175
Maryland Economic Development Corp. Revenue Bonds	1,250	5.125	06/01/20	1,369
Maryland Economic Development Corp. Revenue Bonds	885	6.200	09/01/22	1,091
Maryland Economic Development Corp. Revenue Bonds	1,120	5.375	06/01/25	1,226
Maryland Health & Higher Educational Facilities Authority Revenue Bonds (Ê)	465	5.000	05/15/48	521
Maryland State Transportation Authority Revenue Bonds	1,000	5.000	03/01/16	1,161

206	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

State of Maryland General Obligation Unlimited	2,500	5.250	03/01/13	2,573
State of Maryland General Obligation Unlimited	1,500	5.000	08/01/14	1,640

				13,656

Massachusetts - 1.6%
Commonwealth of Massachusetts General Obligation Limited	930	5.500	11/01/15	1,080
Commonwealth of Massachusetts General Obligation Limited	1,000	5.500	10/01/16	1,198
Commonwealth of Massachusetts General Obligation Unlimited	1,500	5.250	08/01/13	1,575
Massachusetts Department of Transportation Revenue Bonds	1,380	5.000	01/01/15	1,507
Massachusetts Port Authority Revenue Bonds	1,000	5.000	07/01/21	1,241
Massachusetts School Building Authority Revenue Bonds	1,000	5.000	10/15/22	1,259
Massachusetts State Water Pollution Abatement Revenue Bonds	1,090	5.000	08/01/16	1,282
Massachusetts Water Resources Authority Revenue Bonds	1,525	5.000	08/01/14	1,665

				10,807

Michigan - 3.3%
City of Detroit Michigan Sewage Disposal System Revenue Bonds (µ)	1,000	5.000	07/01/14	1,045
City of Detroit Michigan Water Supply System Revenue Bonds (µ)	1,015	5.000	07/01/18	1,100
Detroit City School District General Obligation Unlimited (µ)	1,000	6.000	05/01/19	1,232
Kent Hospital Finance Authority Revenue Bonds	1,505	5.000	11/15/19	1,771
Kent Hospital Finance Authority Revenue Bonds (Ê)	500	5.250	01/15/47	527
Michigan Finance Authority Revenue Bonds	5,000	5.000	07/01/14	5,438
Michigan Finance Authority Revenue Bonds	1,500	5.000	06/01/19	1,703
Michigan Finance Authority Revenue Bonds	3,500	5.000	07/01/21	4,180
Michigan State Hospital Finance Authority Revenue Bonds (æ)	1,000	5.500	11/01/13	1,065
Michigan Strategic Fund Revenue Bonds	2,000	6.250	06/01/14	2,192
Wayne County Airport Authority Revenue Bonds	2,000	5.000	12/01/17	2,283

				22,536

Minnesota - 2.5%
City of Minneapolis Minnesota Revenue Bonds	1,250	5.000	08/01/17	1,385
City of Minneapolis Minnesota Revenue Bonds	1,855	6.375	11/15/23	2,272
City of Rochester Minnesota Revenue Bonds (Ê)	1,125	4.000	11/15/30	1,300
City of Saint Louis Park Minnesota Revenue Bonds	1,165	5.500	07/01/17	1,364
City of Saint Louis Park Minnesota Revenue Bonds	725	5.500	07/01/18	861
Minnesota Municipal Power Agency Revenue Bonds	2,220	5.250	10/01/21	2,421
State of Minnesota General Obligation Unlimited	545	5.000	06/01/14	591
State of Minnesota General Obligation Unlimited	1,000	5.000	08/01/15	1,136
State of Minnesota General Obligation Unlimited	1,990	5.000	06/01/17	2,396
Tobacco Securitization Authority Minnesota Revenue Bonds	1,175	5.000	03/01/21	1,376
Tobacco Securitization Authority Minnesota Revenue Bonds	1,010	5.000	03/01/22	1,192
Tobacco Securitization Authority Minnesota Revenue Bonds	780	5.250	03/01/31	877

				17,171

Mississippi - 0.4%
Mississippi Development Bank Revenue Bonds (µ)	1,000	5.000	07/01/15	1,097
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds	1,555	5.000	10/01/17	1,817

				2,914

Missouri - 0.7%
City of Saint Louis Missouri Airport Revenue Bonds	1,680	6.125	07/01/24	1,949
Missouri Highway & Transportation Commission Revenue Bonds	2,500	5.250	05/01/23	2,968

				4,917

Nebraska - 0.3%
Nebraska Public Power District Revenue Bonds	2,000	4.000	01/01/21	2,292

Russell Tax Exempt Bond Fund	207

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Nevada - 0.9%
County of Clark Nevada Airport System Revenue Bonds (µ)	2,500	5.000	07/01/22	2,932
County of Clark Nevada General Obligation Limited (µ)	1,000	5.000	11/01/13	1,059
County of Clark Nevada Revenue Bonds	1,000	5.000	07/01/16	1,139
Las Vegas Valley Water District General Obligation Limited	1,000	5.000	06/01/22	1,234

				6,364

New Jersey - 3.8%
New Jersey Economic Development Authority Revenue Bonds	1,000	5.000	09/01/12	1,004
New Jersey Economic Development Authority Revenue Bonds	1,020	5.375	06/15/15	1,165
New Jersey Economic Development Authority Revenue Bonds (µ)	1,500	5.500	06/15/16	1,783
New Jersey Economic Development Authority Revenue Bonds	2,500	5.000	09/01/18	2,995
New Jersey Economic Development Authority Revenue Bonds	2,765	5.000	06/15/20	3,186
New Jersey Economic Development Authority Revenue Bonds	75	5.000	06/15/21	86
New Jersey Educational Facilities Authority Revenue Bonds	2,000	5.000	07/01/16	2,348
New Jersey Health Care Facilities Financing Authority Revenue Bonds	980	5.000	07/01/13	1,011
New Jersey Health Care Facilities Financing Authority Revenue Bonds (µ)	1,000	5.000	09/15/17	1,150
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/16	1,168
New Jersey Transportation Trust Fund Authority Revenue Bonds (µ)	1,500	5.000	06/15/18	1,673
New Jersey Transportation Trust Fund Authority Revenue Bonds	1,000	5.000	12/15/18	1,213
New Jersey Transportation Trust Fund Authority Revenue Bonds	3,750	5.500	06/15/31	4,469
State of New Jersey General Obligation Unlimited (µ)	2,080	5.500	07/15/18	2,591

				25,842

New Mexico - 0.6%
State of New Mexico Revenue Bonds	3,500	5.000	07/01/15	3,962

New York - 10.7%
Battery Park City Authority Revenue Bonds	1,500	5.250	11/01/22	1,592
Brooklyn Arena Local Development Corp. Revenue Bonds	2,250	6.500	07/15/30	2,630
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds	1,350	5.750	10/01/26	1,668
City of New York New York General Obligation Unlimited	750	5.000	11/01/12	759
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/15	1,698
City of New York New York General Obligation Unlimited	2,170	5.000	08/01/16	2,534
City of New York New York General Obligation Unlimited	1,500	5.000	08/01/19	1,847
City of New York New York General Obligation Unlimited	3,445	5.000	08/01/22	4,345
Hempstead Town Local Development Corp. Revenue Bonds	1,600	5.750	07/01/23	1,869
Metropolitan Transportation Authority Revenue Bonds	1,430	6.500	11/15/28	1,840
New York City Health & Hospital Corp. Revenue Bonds	1,500	5.000	02/15/17	1,749
New York City Municipal Water Finance Authority Revenue Bonds (µ)(æ)	375	5.000	12/15/14	415
New York City Municipal Water Finance Authority Revenue Bonds (µ)	490	5.000	06/15/21	543
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds	890	5.000	11/01/20	1,117
New York City Trust for Cultural Resources Revenue Bonds	940	5.000	07/01/21	1,126
New York State Dormitory Authority Revenue Bonds	3,415	5.000	07/01/16	3,872
New York State Dormitory Authority Revenue Bonds	1,755	5.000	07/01/17	2,080
New York State Dormitory Authority Revenue Bonds	1,000	5.000	10/01/19	1,252
New York State Dormitory Authority Revenue Bonds	1,000	5.250	02/15/21	1,233
New York State Dormitory Authority Revenue Bonds	180	5.000	07/01/21	222
New York State Dormitory Authority Revenue Bonds	1,000	6.500	12/01/21	1,152
New York State Dormitory Authority Revenue Bonds	2,400	5.000	05/01/22	2,848
New York State Dormitory Authority Revenue Bonds	725	5.000	05/15/23	899
New York State Dormitory Authority Revenue Bonds	835	5.000	07/01/24	1,015
New York State Dormitory Authority Revenue Bonds	2,500	5.250	07/01/29	2,997
New York State Environmental Facilities Corp. Revenue Bonds	770	5.000	06/15/22	928
New York State Environmental Facilities Corp. Revenue Bonds	1,640	5.000	09/15/23	1,928
New York State Thruway Authority Revenue Bonds (µ)	1,575	5.250	04/01/13	1,628

208	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

New York State Thruway Authority Revenue Bonds	4,000	5.000	04/01/14	4,304
New York State Thruway Authority Revenue Bonds	2,300	5.000	03/15/19	2,821
New York State Urban Development Corp. Revenue Bonds	2,500	5.000	03/15/17	2,977
Port Authority of New York & New Jersey Revenue Bonds	2,500	6.500	12/01/28	2,705
Sales Tax Asset Receivable Corp. Revenue Bonds (µ)	1,700	5.000	10/15/25	1,861
State of New York General Obligation Unlimited	1,500	5.000	02/15/14	1,607
State of New York General Obligation Unlimited	2,000	5.000	12/15/21	2,561
Triborough Bridge & Tunnel Authority Revenue Bonds	950	5.000	11/15/17	1,143
Triborough Bridge & Tunnel Authority Revenue Bonds (µ)	1,000	5.500	11/15/20	1,270
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	2,250	5.000	11/15/25	2,386
Triborough Bridge & Tunnel Authority Revenue Bonds (Ê)	900	5.000	11/15/38	1,010
Troy Capital Resource Corp. Revenue Bonds	1,000	5.000	09/01/20	1,206

				73,637

North Carolina - 1.7%
City of Charlotte North Carolina General Obligation Unlimited	1,890	5.000	06/01/15	2,134
County of Wake North Carolina General Obligation Unlimited	1,025	5.000	03/01/22	1,329
North Carolina Eastern Municipal Power Agency Revenue Bonds	650	5.000	01/01/16	737
North Carolina Medical Care Commission Revenue Bonds	410	5.400	10/01/27	423
North Carolina Municipal Power Agency No. 1 Revenue Bonds	200	5.500	01/01/13	204
State of North Carolina General Obligation Unlimited	1,000	5.000	03/01/14	1,028
State of North Carolina General Obligation Unlimited	2,500	5.000	05/01/20	3,171
State of North Carolina Revenue Bonds	1,000	5.000	05/01/19	1,229
University of North Carolina at Chapel Hill Revenue Bonds	1,205	5.000	12/01/31	1,370

				11,625

Ohio - 1.6%
City of Cleveland Ohio Airport System Revenue Bonds	585	5.000	01/01/28	650
County of Montgomery Ohio Revenue Bonds	1,100	5.750	11/15/22	1,347
Kent State University Revenue Bonds (µ)	2,000	5.000	05/01/16	2,284
Ohio Air Quality Development Authority Revenue Bonds	1,110	5.700	02/01/14	1,168
Ohio Air Quality Development Authority Revenue Bonds	1,050	5.625	06/01/18	1,200
Ohio Air Quality Development Authority Revenue Bonds	1,725	5.700	08/01/20	2,005
University of Cincinnati Revenue Bonds	1,965	5.000	06/01/21	2,411

				11,065

Oklahoma - 0.2%
Oklahoma Development Finance Authority Revenue Bonds	275	5.000	10/01/13	290
Tulsa County Industrial Authority Revenue Bonds	1,000	4.000	09/01/14	1,069

				1,359

Oregon - 1.1%
City of Portland Oregon Sewer System Revenue Bonds	2,000	5.000	06/15/18	2,452
Morrow County School District No. 1 General Obligation Unlimited (µ)	1,955	5.500	06/15/21	2,501
Oregon Department of Transportation Revenue Bonds	2,000	5.250	11/15/14	2,221

				7,174

Pennsylvania - 4.7%
Allegheny County Hospital Development Authority Revenue Bonds	2,000	5.000	09/01/16	2,316
Allegheny County Industrial Development Authority Revenue Bonds	920	6.500	05/01/17	986
Berks County Municipal Authority Revenue Bonds	1,960	5.250	11/01/24	2,262
Berks County Vocational Technical School Authority Revenue Bonds (µ)	1,260	5.000	06/01/15	1,382
Butler County Hospital Authority Revenue Bonds	1,000	7.125	07/01/29	1,242
Commonwealth of Pennsylvania General Obligation Unlimited	2,000	5.000	08/01/13	2,095
Commonwealth of Pennsylvania General Obligation Unlimited	2,500	5.500	01/01/14	2,681

Russell Tax Exempt Bond Fund	209

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Commonwealth of Pennsylvania General Obligation Unlimited (µ)	1,300	5.375	07/01/17	1,588
County of Allegheny Pennsylvania General Obligation Unlimited (µ)	1,000	5.000	10/01/15	1,123
Delaware County Industrial Development Authority Revenue Bonds	840	5.250	08/15/30	694
Montgomery County Industrial Development Authority Revenue Bonds	1,000	5.000	11/15/17	1,123
Pennsylvania Economic Development Financing Authority Revenue Bonds	1,200	6.250	10/15/23	1,376
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,000	5.000	09/01/17	1,209
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (µ)	3,000	5.000	06/15/20	3,273
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,125	6.000	07/01/21	1,337
Pennsylvania Higher Educational Facilities Authority Revenue Bonds	1,940	5.250	05/01/24	2,262
Pennsylvania Intergovernmental Cooperation Authority Special Tax	1,000	5.000	06/15/17	1,192
Pennsylvania Turnpike Commission Revenue Bonds (µ)	1,450	5.500	12/01/13	1,549
Philadelphia Authority for Industrial Development Revenue Bonds (µ)(Ê)	1,000	0.150	03/01/27	1,000
University of Pittsburgh Revenue Bonds	1,000	5.500	09/15/21	1,250

				31,940

Puerto Rico - 3.8%
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	1,780	5.250	07/01/13	1,861
Commonwealth of Puerto Rico General Obligation Unlimited	750	5.250	07/01/15	819
Commonwealth of Puerto Rico General Obligation Unlimited (æ)	620	5.250	07/01/16	734
Commonwealth of Puerto Rico General Obligation Unlimited	1,500	5.000	07/01/21	1,648
Government Development Bank for Puerto Rico Revenue Bonds (µ)	2,830	4.750	12/01/15	2,885
Puerto Rico Electric Power Authority Revenue Bonds (µ)	1,005	5.500	07/01/16	1,137
Puerto Rico Electric Power Authority Revenue Bonds	1,000	5.000	07/01/17	1,124
Puerto Rico Electric Power Authority Revenue Bonds (µ)	500	5.500	07/01/17	574
Puerto Rico Highway & Transportation Authority Revenue Bonds	2,000	5.000	07/01/13	2,078
Puerto Rico Housing Finance Authority Revenue Bonds	180	5.500	12/01/15	203
Puerto Rico Housing Finance Authority Revenue Bonds	1,830	5.500	12/01/16	2,095
Puerto Rico Public Buildings Authority Revenue Bonds (æ)	2,000	5.500	07/01/14	2,190
Puerto Rico Public Buildings Authority Revenue Bonds	500	5.750	07/01/16	563
Puerto Rico Sales Tax Financing Corp. Revenue Bonds (æ)	30	6.125	02/01/14	32
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	650	5.000	08/01/22	782
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	5.500	08/01/22	2,931
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	970	6.125	08/01/29	1,031
Puerto Rico Sales Tax Financing Corp. Revenue Bonds	2,500	6.500	08/01/35	3,027

				25,714

South Carolina - 0.8%
Piedmont Municipal Power Agency Revenue Bonds	1,000	5.000	01/01/20	1,201
South Carolina State Public Service Authority Revenue Bonds	1,000	5.000	12/01/16	1,165
South Carolina Transportation Infrastructure Bank Revenue Bonds	2,500	5.000	10/01/17	2,973

				5,339

South Dakota - 0.2%
South Dakota Housing Development Authority Revenue Bonds	210	4.800	05/01/22	211
South Dakota State Building Authority Revenue Bonds (µ)	1,330	5.000	09/01/12	1,335

				1,546

Tennessee - 1.0%
City of Memphis Tennessee Revenue Bonds	2,500	5.000	12/01/14	2,751
City of Memphis Tennessee Revenue Bonds	1,135	5.000	12/01/15	1,297
Memphis-Shelby County Airport Authority Revenue Bonds	1,000	5.050	09/01/12	1,004
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue Bonds	1,500	5.000	07/01/21	1,850

				6,902

210	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $

Texas - 8.0%
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	800	5.000	02/15/17	922
Canadian River Municipal Water Authority Corp. Revenue Bonds (µ)	415	5.000	02/15/18	475
City of Austin Texas Water & Wastewater System Revenue Bonds (µ)	1,000	5.250	11/15/14	1,109
City of Bryan Texas Revenue Bonds	1,000	5.000	07/01/15	1,114
City of Dallas Texas Waterworks & Sewer System Revenue Bonds	2,000	5.000	10/01/18	2,473
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,000	5.000	02/15/13	1,026
City of Fort Worth Texas Water & Sewer System Revenue Bonds	1,340	5.000	02/15/17	1,591
City of Houston Texas Airport System Revenue Bonds	1,500	5.000	07/01/17	1,773
City of Houston Texas General Obligation Limited	1,375	5.250	03/01/28	1,613
City of Houston Texas Revenue Bonds	1,890	5.000	09/01/20	2,192
City of New Braunfels Texas General Obligation Limited (µ)(æ)	665	5.250	10/01/14	735
City of San Antonio Texas Revenue Bonds	50	5.250	02/01/13	51
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/14	1,070
City of San Antonio Texas Revenue Bonds	1,000	5.000	02/01/18	1,208
City of San Antonio Texas Water System Revenue Revenue Bonds	2,250	5.000	05/15/24	2,747
Conroe Independent School District General Obligation Unlimited	1,445	5.000	02/15/13	1,482
Conroe Independent School District General Obligation Unlimited	1,085	5.000	02/15/25	1,304
County of Fort Bend Texas General Obligation Limited (µ)	1,000	5.000	03/01/16	1,155
County of Travis Texas General Obligation Limited	1,000	5.000	03/01/15	1,114
Dallas Convention Center Hotel Development Corp. Revenue Bonds	2,150	5.250	01/01/23	2,437
Dallas Independent School District General Obligation Unlimited	2,100	5.000	02/15/14	2,250
Dallas/Fort Worth International Airport Revenue Bonds	280	5.000	11/01/22	313
Dallas/Fort Worth International Airport Revenue Bonds	200	5.000	11/01/23	222
Dallas/Fort Worth International Airport Revenue Bonds	250	5.000	11/01/24	277
Dickinson Independent School District General Obligation Unlimited	1,000	5.000	02/15/23	1,103
Fort Worth Independent School District General Obligation Unlimited	2,000	5.000	02/15/18	2,427
Grand Prairie Independent School District General Obligation Unlimited	750	5.000	02/15/19	880
Lower Colorado River Authority Revenue Bonds (µ)	430	5.875	05/15/14	432
Lower Colorado River Authority Revenue Bonds	1,300	5.000	05/15/16	1,500
North East Independent School District General Obligation Unlimited (µ)(æ)	1,000	5.000	08/01/14	1,094
North Texas Municipal Water District Revenue Bonds (µ)	2,000	5.000	09/01/13	2,103
North Texas Tollway Authority Revenue Bonds	960	6.000	01/01/24	1,138
North Texas Tollway Authority Revenue Bonds (Ê)	1,235	5.750	01/01/38	1,420
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds	1,500	5.000	11/15/16	1,763
Texas A&M University Revenue Bonds	2,000	5.000	05/15/15	2,248
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,445	7.500	12/31/31	1,817
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds	1,250	7.500	06/30/33	1,582
Texas Public Finance Authority Revenue Bonds	1,905	5.000	07/01/14	2,076
Texas Transportation Commission Revenue Bonds	2,500	5.000	04/01/25	2,832

				55,068

Utah - 0.3%
State of Utah General Obligation Unlimited	2,000	5.000	07/01/16	2,349

Virgin Islands - 0.0%
Virgin Islands Public Finance Authority Revenue Bonds	200	5.000	10/01/13	208

Virginia - 2.8%
Chesapeake Economic Development Authority Revenue Bonds (Ê)	550	3.600	02/01/32	559
Chesterfield County Economic Development Authority Revenue Bonds	650	5.000	05/01/23	762
Commonwealth of Virginia General Obligation Unlimited	1,000	5.000	06/01/23	1,185
County of Fairfax Virginia General Obligation Unlimited	1,750	5.250	04/01/14	1,894
County of Fairfax Virginia General Obligation Unlimited	3,000	5.000	04/01/18	3,683
University of Virginia Revenue Bonds (æ)	2,345	5.000	06/01/13	2,438
University of Virginia Revenue Bonds	205	5.000	06/01/20	212
University of Virginia Revenue Bonds	240	5.000	06/01/21	247

Russell Tax Exempt Bond Fund	211

Russell Investment Company

Russell Tax Exempt Bond Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Rate %	Date of Maturity	Value $

Virginia College Building Authority Revenue Bonds (æ)	2,065		5.000	02/01/14	2,209
Virginia Commonwealth Transportation Board Revenue Bonds	2,000		5.000	03/15/18	2,421
Virginia Commonwealth Transportation Board Revenue Bonds	1,250		4.750	05/15/21	1,335
Virginia Public Building Authority Revenue Bonds	1,000		5.000	08/01/14	1,092
Virginia Public School Authority Revenue Bonds	1,000		5.000	08/01/17	1,200

					19,237

Washington - 2.8%
City of Seattle Washington Municipal Light & Power Revenue Bonds	1,500		5.000	02/01/14	1,603
Clark County Public Utility District No. 1 Revenue Bonds	1,375		5.000	01/01/14	1,452
County of King Washington Sewer Revenue Bonds (µ)	1,625		5.000	01/01/14	1,730
Energy Northwest Revenue Bonds	1,000		5.000	07/01/14	1,088
Energy Northwest Revenue Bonds	2,500		5.000	07/01/15	2,826
Energy Northwest Revenue Bonds	1,000		7.125	07/01/16	1,244
King County Public Hospital District No. 2 General Obligation Limited (µ)	1,000		5.000	12/01/19	1,127
King County School District No. 405 Bellevue General Obligation Unlimited (µ)	1,000		5.000	12/01/14	1,100
Mason County School District No. 309 Shelton General Obligation Unlimited (µ)	1,115		5.000	12/01/18	1,347
Pierce County School District No. 3 Puyallup General Obligation Unlimited (µ)	1,000		5.000	12/01/18	1,136
Port of Seattle Washington Revenue Bonds	1,000		5.000	06/01/22	1,195
Snohomish County School District No. 15 Edmonds General Obligation Unlimited (µ)	2,000		5.000	12/01/18	2,300
State of Washington General Obligation Unlimited	1,000		5.000	07/01/17	1,200

					19,348

West Virginia - 0.3%
West Virginia University Revenue Bonds	1,350		5.000	10/01/21	1,687

Wisconsin - 0.3%
Wisconsin Department of Transportation Revenue Bonds (µ)	1,500		5.000	07/01/19	1,856
Wisconsin Health & Educational Facilities Authority Revenue Bonds	220		5.250	05/01/13	227

					2,083

Wyoming - 0.2%
County of Laramie Wyoming Revenue Bonds	1,000		4.000	05/01/22	1,084

Total Municipal Bonds (cost 598,206)					641,575

Short-Term Investments - 5.4%
Russell U.S. Cash Management Fund	37,075,137	(¥)			37,075

Total Short-Term Investments (cost 37,075)					37,075

Total Investments - 98.9% (identified cost $635,281)					678,650

Other Assets and Liabilities, Net - 1.1%					7,431

Net Assets - 100.0%					686,081

See accompanying notes which are an integral part of this quarterly report.

212	Russell Tax Exempt Bond Fund

Russell Investment Company

Russell Tax Exempt Bond Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Municipal Bonds
Alabama	$—	$9,859	$—	$9,859
Alaska	—	2,116	—	2,116
Arizona	—	21,756	—	21,756
Arkansas	—	1,833	—	1,833
California	—	60,677	—	60,677
Colorado	—	19,245	—	19,245
Connecticut	—	5,842	—	5,842
Delaware	—	4,232	—	4,232
Florida	—	44,192	—	44,192
Georgia	—	25,553	—	25,553
Guam	—	1,440	—	1,440
Hawaii	—	3,029	—	3,029
Idaho	—	4,053	—	4,053
Illinois	—	28,970	—	28,970
Indiana	—	9,470	—	9,470
Iowa	—	3,079	—	3,079
Kansas	—	1,450	—	1,450
Louisiana	—	6,953	—	6,953
Maryland	—	13,656	—	13,656
Massachusetts	—	10,807	—	10,807
Michigan	—	22,536	—	22,536
Minnesota	—	17,171	—	17,171
Mississippi	—	2,914	—	2,914
Missouri	—	4,917	—	4,917
Nebraska	—	2,292	—	2,292
Nevada	—	6,364	—	6,364
New Jersey	—	25,842	—	25,842
New Mexico	—	3,962	—	3,962
New York	—	73,637	—	73,637
North Carolina	—	11,625	—	11,625
Ohio	—	11,065	—	11,065
Oklahoma	—	1,359	—	1,359
Oregon	—	7,174	—	7,174
Pennsylvania	—	31,940	—	31,940
Puerto Rico	—	25,714	—	25,714
South Carolina	—	5,339	—	5,339
South Dakota	—	1,546	—	1,546
Tennessee	—	6,902	—	6,902
Texas	—	55,068	—	55,068
Utah	—	2,349	—	2,349
Virgin Islands	—	208	—	208
Virginia	—	19,237	—	19,237
Washington	—	19,348	—	19,348
West Virginia	—	1,687	—	1,687
Wisconsin	—	2,083	—	2,083
Wyoming	—	1,084	—	1,084
Short-Term Investments	—	37,075	—	37,075

Total Investments	$—	$678,650	$—	$678,650

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Tax Exempt Bond Fund	213

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Long-Term Investments - 8.2%
United States Government Agencies - 8.2%
Federal Farm Credit Banks
0.266% due 04/21/14 (Ê)	12,685		12,679
0.230% due 12/30/13 (Ê)	15,000		14,986
0.250% due 05/21/14 (Ê)	25,000		24,967
Federal Home Loan Banks
0.290% due 11/08/13	12,000		12,004
0.240% due 11/25/13 (Ê)	15,000		15,002
Series 1 0.230% due 12/04/13 (Ê)	12,000		12,000
Federal National Mortgage Association
0.380% due 08/09/13 (Ê)	6,000		6,008
0.550% due 08/23/13	7,000		7,001
0.600% due 10/25/13	3,000		3,002
0.216% due 11/08/13 (Ê)	15,000		15,004

			122,653

Total Long-Term Investments (cost $122,653)			122,653

Short-Term Investments - 72.5%
Federal Farm Credit Banks
0.400% due 08/17/12 (Ê)	8,000		8,001
0.214% due 02/11/13 (Ê)	4,000		4,001
0.195% due 07/29/13 (Ê)	10,100		10,100
Federal Farm Credit Banks Discount Notes
Zero coupon due 11/20/12 (ž)	10,000		9,997
Federal Home Loan Banks
0.280% due 03/06/13	10,000		10,003
0.240% due 04/12/13	13,000		13,001
0.200% due 05/02/13	12,000		11,997
0.300% due 05/23/13	7,000		7,000
Series 1
0.370% due 03/15/13 (Ê)	15,000		15,019
Federal Home Loan Mortgage Corp.
0.515% due 11/26/12	10,000		10,011
0.750% due 12/28/12	15,000		15,037
0.207% due 03/21/13 (Ê)	18,000		18,004
0.196% due 05/06/13 (Ê)	10,000		10,009
Federal National Mortgage Association
0.267% due 08/23/12 (Ê)	11,000		11,001
0.278% due 09/17/12 (Ê)	15,000		15,002
0.340% due 12/03/12 (Ê)	15,000		15,010
0.375% due 12/28/12	12,500		12,515
3.625% due 02/12/13	12,000		12,216
Freddie Mac Discount Notes
Zero coupon due 10/03/12 (ž)	13,500		13,498
Zero coupon due 10/16/12 (ž)	7,000		6,998
Russell U.S. Cash Management Fund	421,570,778	(¥)	421,571
United States Treasury Bills
0.132% due 08/30/12 (ž)	100,000		99,989
0.143% due 09/27/12	20,000		19,996
0.142% due 10/11/12 (ž)	10,000		9,998
0.142% due 10/11/12	8,000		7,999

	Principal Amount ($) or Shares	Market Value $
Zero coupon due 10/18/12 (§)	51,000	50,990
0.132% due 11/01/12	5,000	4,999
0.129% due 01/10/13 (ž)	135,000	134,924
Zero coupon due 01/31/13	15,000	14,990
United States Treasury Notes
0.375% due 09/30/12	10,000	10,004
0.375% due 10/31/12	10,000	10,006
1.125% due 12/15/12	5,000	5,018
2.875% due 01/31/13	10,000	10,135
0.625% due 04/30/13	18,000	18,060
1.375% due 05/15/13	15,000	15,140
0.500% due 05/31/13	10,000	10,027
Zero coupon due 07/15/13	10,000	10,077

Total Short-Term Investments (cost $1,082,256)		1,082,343

Total Investments - 80.7% (identified cost $1,204,909)		1,204,996

Other Assets and Liabilities, Net - 19.3%		288,371

Net Assets - 100.0%		1,493,367

See accompanying notes which are an integral part of this quarterly report.

214	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
Light Sweet Crude Oil Futures	203	USD	18,010	10/12	810
Natural Gas Futures	843	USD	28,224	10/12	1,675
Soybean Futures	280	USD	22,852	01/13	26
Wheat Futures	225	USD	10,153	12/12	(400)

Short Positions
Light Sweet Crude Oil Futures	203	USD	17,876	08/12	(934)
Natural Gas Futures	843	USD	27,052	08/12	(2,224)
Soybean Futures	280	USD	22,974	11/12	157
Wheat Futures	225	USD	9,993	09/12	525

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(365)

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	215

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Index Swap Contracts
Fund Receives Underlying Security	Counterparty	Notional Amount		Fund Pays Fixed Rate	Termination Date	Market Value $

Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	119,456	0.140%	12/14/12	(1,372)
Dow Jones-UBS Commodity Index Total Return	Merrill Lynch	USD	117,939	0.140%	12/14/12	618
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	9,166	3 Month LIBOR plus 0.158%	08/24/12	(79)
Dow Jones-UBS Commodity Index Total Return	Morgan Stanley	USD	32,400	1.000%	12/23/13	111
Dow Jones-UBS Commodity Index Total Return	Societe Generale	USD	47,648	3 Month LIBOR plus 0.296%	08/24/12	393
Dow Jones-UBS Commodity Index Total Return	Societe Generale	USD	48,865	3 Month LIBOR plus 0.148%	08/24/12	423
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	45,475	3 Month LIBOR plus 0.296%	08/24/12	375
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	31,090	3 Month LIBOR plus 0.128%	08/24/12	269
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	147	3 Month LIBOR plus 0.250%	08/24/12	366
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	39,000	0.140%	06/11/13	133
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	125,000	0.140%	06/11/13	1,081
Dow Jones-UBS Commodity Index Total Return	UBS AG	USD	98,080	0.250%	06/11/13	1,911
Dow Jones-UBS Commodity Index Total Return 2 Month Forward	Morgan Stanley	USD	245,088	1.000%	12/23/13	2,086
Russell Jeffries Diversified I Index	Newedge Group	USD	246,498	0.350%	09/09/31	(2,259)

Total Market Value on Open Index Swap Contracts Premium Paid (Received) - $ - (å)						4,056

See accompanying notes which are an integral part of this quarterly report.

216	Russell Commodity Strategies Fund

Russell Investment Company

Russell Commodity Strategies Fund

Consolidated Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Long-Term Investments
United States Government Agencies	$—	$122,653	$—	$122,653
Short-Term Investments	—	1,082,343	—	1,082,343

Total Investments	—	1,204,996	—	1,204,996

Other Financial Instruments
Futures Contracts	(365)	—	—	(365)
Index Swap Contracts	—	6,315	(2,259)	4,056

Total Other Financial Instruments*	$(365)	$6,315	$(2,259)	$3,691

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were less than 1% of net assets.

For a description of the levels see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Russell Commodity Strategies Fund	217

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 95.8%
Australia - 9.9%
APA Group (Ñ)	1,039,986	5,355
Asciano, Ltd.	1,506,076	6,869
Australian Infrastructure Fund (Ñ)	2,367,440	6,444
DUET Group	888,129	1,941
Macquarie Atlas Roads Group (Æ)	559,941	768
QR National, Ltd.	489,269	1,645
SP AusNet	886,572	983
Spark Infrastructure Group (Þ)	1,811,006	3,102
Sydney Airport	3,990,917	13,211
Transurban Group - ADR (Æ)	7,263,656	46,716

		87,034

Austria - 0.1%
Oesterreichische Post AG	26,631	849

Belgium - 0.0%
Elia System Operator SA	10,540	419

Bermuda - 0.4%
Beijing Enterprises Water Group, Ltd.	1,669,978	312
Brookfield Renewable Energy Partners, LP	16,780	496
GasLog, Ltd. (Æ)	106,625	1,057
NWS Holdings, Ltd.	807,737	1,235

		3,100

Brazil - 3.7%
CCR SA	191,632	1,599
Cia de Saneamento Basico do Estado de Sao Paulo - ADR (Æ)	52,260	4,411
Cia de Saneamento de Minas Gerais-COPASA (Æ)	97,323	2,405
Cia Paranaense de Energia - ADR (Æ)(Ñ)	57,103	1,157
CPFL Energia SA - ADR (Ñ)	41,060	950
EDP - Energias do Brasil SA	907,646	6,002
LLX Logistica SA (Æ)	2,955,900	4,299
Santos Brasil Participacoes SA	85,450	1,319
Transmissora Alianca de Energia Eletrica SA	188,728	6,539
Ultrapar Participacoes SA	80,751	1,903
Wilson Sons, Ltd. Class BDR	127,407	1,915

		32,499

Canada - 9.9%
AltaGas, Ltd. - ADR (Ñ)	22,727	707
Atco, Ltd. Class I	34	3
Brookfield Infrastructure Partners, LP	102,108	3,396
Brookfield Renewable Energy Partners LP (Æ)	33,908	1,002
Canadian Utilities, Ltd. Class A	24,616	1,718
Emera, Inc. (Ñ)	28,849	1,016
Enbridge, Inc.	1,050,242	42,946
Fortis, Inc.	87,530	2,927
Gibson Energy, Inc.	109,974	2,276
Keyera Corp. (Ñ)	51,742	2,336

	Principal Amount ($) or Shares	Market Value $
Pembina Pipeline Corp. (Ñ)	43,793	1,170
TransCanada Corp. (Ñ)	524,132	23,865
Veresen, Inc. (Ñ)	91,837	1,179
Westshore Terminals Investment Corp.	101,404	2,510

		87,051

Chile - 0.7%
Aguas Andinas SA Class A	202,732	133
E.CL SA	1,791,612	4,048
Empresa Nacional de Electricidad SA - ADR	26,945	1,347
Enersis SA - ADR	30,592	506

		6,034

China - 2.8%
Beijing Capital International Airport Co., Ltd. Class H	2,546,000	1,740
COSCO Pacific, Ltd.	8,451,913	11,684
Dalian Port PDA Co., Ltd. Class H	14,386,000	2,875
ENN Energy Holdings, Ltd.	300,018	1,151
Huaneng Power International, Inc. Class H	462	—
Jiangsu Expressway Co., Ltd. Class H	5,844,190	5,426
Towngas China Co., Ltd.	1,257,996	881
Zhejiang Expressway Co., Ltd. Class H	1,570,492	1,142

		24,899

Czech Republic - 0.0%
CEZ AS	9,652	325

France - 5.2%
Aeroports de Paris	170,759	13,253
Eutelsat Communications SA	82,639	2,499
GDF Suez	556,801	12,458
Groupe Eurotunnel SA	1,249,743	8,903
Rubis SCA	40,640	2,140
Veolia Environnement SA	60,532	683
Vinci SA	135,265	5,750

		45,686

Germany - 3.9%
E.ON AG	637,485	13,609
Fraport AG Frankfurt Airport Services Worldwide	276,169	15,690
Hamburger Hafen und Logistik AG (Ñ)	234,674	5,210

		34,509

Hong Kong - 5.3%
Beijing Enterprises Holdings, Ltd.	1,323,500	8,619
Cheung Kong Infrastructure Holdings, Ltd.	1,884,026	11,455
China Everbright International, Ltd.	3,128,980	1,626
China Merchants Holdings International Co., Ltd.	3,375,067	10,511
China Resources Power Holdings Co., Ltd.	228,881	483
Guangdong Investment, Ltd.	2,498,900	1,805
Hong Kong & China Gas Co., Ltd.	2,509,182	5,811
MTR Corp., Ltd.	732,127	2,559

218	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Power Assets Holdings, Ltd.	427,733	3,365

		46,234

India - 0.3%
GAIL India, Ltd. - GDR	29,810	1,138
Power Grid Corp. of India, Ltd.	597,132	1,277

		2,415

Italy - 2.7%
Ansaldo STS SpA	146,197	1,122
Atlantia SpA	1,413,203	18,605
Autostrada Torino-Milano SpA (Ñ)	50,336	328
Enel SpA	380,436	1,089
Hera SpA	414,035	507
Societa Iniziative Autostradali e Servizi SpA	125,481	849
Terna Rete Elettrica Nazionale SpA	272,514	910

		23,410

Japan - 2.5%
Japan Airport Terminal Co., Ltd.	302,003	3,471
Kamigumi Co., Ltd.	715,501	5,770
Kansai Electric Power Co., Inc. (The)	58,862	443
Osaka Gas Co., Ltd.	885,392	3,638
Tokyo Gas Co., Ltd.	1,039,146	5,374
West Japan Railway Co.	78,849	3,411

		22,107

Marshall Islands - 0.1%
Golar LNG Partners, LP	27,924	898

Mexico - 0.4%
Grupo Aeroportuario del Pacifico SAB de CV - ADR (Ñ)	29,153	1,148
Grupo Aeroportuario del Sureste SAB de CV - ADR (Ñ)	6,095	543
OHL Mexico SAB de CV (Æ)	1,273,974	1,932

		3,623

Netherlands - 1.5%
Koninklijke Vopak NV	208,950	13,251

New Zealand - 1.1%
Auckland International Airport, Ltd.	2,780,961	5,608
Infratil, Ltd.	531,873	900
Port of Tauranga, Ltd.	326,355	3,008
Vector, Ltd.	52,779	119

		9,635

Norway - 0.1%
Hafslund ASA Class B	105,078	854

Philippines - 0.6%
International Container Terminal Services, Inc.	1,939,321	3,380
Manila Water Co., Inc.	1,112,522	696
Metro Pacific Investments Corp.	8,776,761	879

		4,955

	Principal Amount ($) or Shares	Market Value $
Poland - 0.1%
PGE SA	76,183	424

Portugal - 0.1%
Energias de Portugal SA	186,304	425

Singapore - 2.6%
Cityspring Infrastructure Trust (Æ)	3,525,013	1,190
ComfortDelGro Corp., Ltd.	452,763	611
Hutchison Port Holdings Trust Class U	13,381,950	10,170
Hyflux, Ltd. (Ñ)	322,513	360
Parkway Life Real Estate Investment Trust (Æ)(ö)	872,773	1,374
SATS, Ltd.	329,151	682
SembCorp Industries, Ltd.	483,611	2,056
Singapore Post, Ltd.	4,105,267	3,464
SMRT Corp., Ltd. (Ñ)	2,102,910	2,755

		22,662

South Korea - 0.1%
Korea Electric Power Corp. (Æ)	20,753	464

Spain - 3.4%
Abertis Infraestructuras SA	1,481,196	18,326
Enagas SA	136,077	2,361
Ferrovial SA	598,676	6,519
Iberdrola SA	582,486	2,114

		29,320

Switzerland - 1.2%
Flughafen Zuerich AG	29,175	10,534

United Kingdom - 6.4%
BBA Aviation PLC	488,667	1,404
Centrica PLC	1,733,542	8,616
Inmarsat PLC	58,688	452
National Grid PLC	1,693,676	17,592
National Grid PLC - ADR (Ñ)	232,011	12,042
Pennon Group PLC	128,323	1,545
Scottish & Southern Energy PLC	316,374	6,513
Severn Trent PLC Class H	240,283	6,499
United Utilities Group PLC	156,746	1,679

		56,342

United States - 30.7%
American Electric Power Co., Inc.	131,700	5,563
American Tower Corp. Class A (ö)	266,009	19,235
American Water Works Co., Inc.	265,607	9,628
Aqua America, Inc.	16,283	417
Atmos Energy Corp.	68,763	2,465
California Water Service Group	28,751	531
CenterPoint Energy, Inc.	60,846	1,281
CMS Energy Corp.	32,654	805
Corrections Corp. of America	144,718	4,498
Covanta Holding Corp.	144,478	2,482

Russell Global Infrastructure Fund	219

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Crown Castle International Corp. (Æ)	142,467	8,816
Dominion Resources, Inc.	179,783	9,764
Duke Energy Corp.	127,698	8,655
Edison International	148,331	6,850
El Paso Pipeline Partners, LP	39,656	1,382
Enbridge Energy Partners, LP Class A	43,600	1,301
Enterprise Products Partners, LP	58,001	3,074
Equities Midstream Partners, LP (Æ)	38,265	1,010
Exelon Corp.	322,290	12,608
FirstEnergy Corp.	43,933	2,206
ITC Holdings Corp.	55,170	4,093
Kinder Morgan, Inc.	510,467	18,280
Magellan Midstream Partners, LP	33,000	2,582
MarkWest Energy Partners, LP	11,110	584
Middlesex Water Co.	19,339	362
NextEra Energy, Inc.	148,803	10,550
NiSource, Inc. (Ñ)	320,114	8,192
Northwest Natural Gas Co.	13,630	664
OGE Energy Corp.	106,953	5,680
Oiltanking Partners, LP	29,940	1,016
Pepco Holdings, Inc.	117,586	2,347
PG&E Corp.	270,542	12,488
Piedmont Natural Gas Co., Inc.	34,079	1,083
PPL Corp.	62,061	1,794
Questar Corp.	232,176	4,725
Rose Rock Midstream, LP	21,681	568
SBA Communications Corp. Class A (Æ)	83,975	4,960
Sempra Energy	18,634	1,312
SJW Corp.	3,309	77
Southern Co.	254,958	12,276
Southwest Gas Corp.	5,334	238
Spectra Energy Corp.	787,856	24,179
Standard Parking Corp. (Æ)	25,636	544
Targa Resources Corp.	18,974	836
Tesoro Logistics, LP	32,877	1,200
UIL Holdings Corp.	1,658	61
Unitil Corp.	180,282	4,788
Waste Connections, Inc.	264,328	8,133
Westar Energy, Inc.	18,883	577
Western Gas Partners, LP	79,369	3,568
WGL Holdings, Inc.	71,856	2,907
Williams Cos., Inc. (The)	738,357	23,472
Wisconsin Energy Corp.	10,533	429
Xcel Energy, Inc.	46,403	1,360

		268,496

Total Common Stocks (cost $788,914)		838,454

Preferred Stocks - 0.0%
Brazil - 0.0%
Cia de Gas de Sao Paulo (Æ)	5,951	126

Total Preferred Stocks (cost $122)		126

	Principal Amount ($) or Shares		Market Value $
Short-Term Investments - 3.0%
United States - 3.0%
Russell U.S. Cash Management Fund	26,338,276	(¥)	26,338

Total Short-Term Investments (cost $26,338)			26,338

Other Securities - 2.5%
Russell U.S. Cash Collateral Fund (×)	22,097,868	(¥)	22,098

Total Other Securities (cost $22,098)			22,098

Total Investments - 101.3% (identified cost $837,472)			887,016

Other Assets and Liabilities, Net - (1.3%)			(11,575)

Net Assets - 100.0%			875,441

See accompanying notes which are an integral part of this quarterly report.

220	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	31	AUD	3,276	09/12	121
EURO STOXX 50 Index Futures (EMU)	174	EUR	4,051	09/12	191
FTSE 100 Index Futures (UK)	37	GBP	2,074	09/12	9
Hang Seng Index Futures (Hong Kong)	16	HKD	15,771	08/12	76
S&P 500 E-Mini Index Futures (CME)	237	USD	16,289	09/12	331
S&P TSE 60 Index Futures (Canada)	28	CAD	3,719	09/12	40
TOPIX Index Futures (Japan)	19	JPY	139,460	09/12	(31)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					737

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	221

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	AUD	607	USD	602	09/19/12	34
Barclays Bank PLC	CAD	784	USD	763	09/19/12	17
Barclays Bank PLC	EUR	1,397	USD	1,758	09/19/12	(38)
Barclays Bank PLC	GBP	300	USD	467	09/19/12	3
Barclays Bank PLC	JPY	20,595	USD	260	09/19/12	4
Brown Brothers Harriman & Co.	AUD	150	USD	153	09/19/12	4
Brown Brothers Harriman & Co.	AUD	900	USD	911	09/19/12	31
Brown Brothers Harriman & Co.	AUD	3,000	USD	3,049	09/19/12	90
Brown Brothers Harriman & Co.	CAD	950	USD	930	09/19/12	17
Brown Brothers Harriman & Co.	CAD	2,900	USD	2,834	09/19/12	54
Brown Brothers Harriman & Co.	EUR	100	USD	126	09/19/12	(3)
Brown Brothers Harriman & Co.	EUR	1,000	USD	1,228	09/19/12	3
Brown Brothers Harriman & Co.	EUR	3,100	USD	3,793	09/19/12	23
Brown Brothers Harriman & Co.	GBP	100	USD	157	09/19/12	—
Brown Brothers Harriman & Co.	GBP	500	USD	773	09/19/12	11
Brown Brothers Harriman & Co.	GBP	1,500	USD	2,324	09/19/12	28
Brown Brothers Harriman & Co.	HKD	1,000	USD	129	09/19/12	—
Brown Brothers Harriman & Co.	HKD	4,000	USD	516	09/19/12	—
Brown Brothers Harriman & Co.	HKD	4,188	USD	540	09/19/12	—
Brown Brothers Harriman & Co.	HKD	14,000	USD	1,806	09/19/12	—
Brown Brothers Harriman & Co.	JPY	10,000	USD	125	09/19/12	3
Brown Brothers Harriman & Co.	JPY	40,000	USD	503	09/19/12	9
Brown Brothers Harriman & Co.	JPY	130,000	USD	1,633	09/19/12	32
Citibank	PLN	1,713	USD	512	08/03/12	1
Commonwealth Bank of Australia	AUD	607	USD	601	09/19/12	34
Commonwealth Bank of Australia	CAD	784	USD	762	09/19/12	19
Commonwealth Bank of Australia	EUR	1,397	USD	1,758	09/19/12	(39)
Commonwealth Bank of Australia	GBP	300	USD	467	09/19/12	4
Commonwealth Bank of Australia	HKD	4,188	USD	540	09/19/12	—
Commonwealth Bank of Australia	JPY	20,595	USD	260	09/19/12	4
Credit Suisse International	USD	—	NOK	2	08/02/12	—
Credit Suisse International	USD	124	SGD	155	08/03/12	—
Credit Suisse International	EUR	662	USD	814	08/03/12	—
Deutsche Bank AG	USD	766	EUR	625	08/02/12	(3)
Deutsche Bank AG	USD	84	HKD	652	08/01/12	—
Deutsche Bank AG	USD	218	HKD	1,688	08/02/12	—
Deutsche Bank AG	USD	1,889	SGD	2,362	08/01/12	(9)
Deutsche Bank AG	AUD	607	USD	601	09/19/12	34
Deutsche Bank AG	CAD	784	USD	763	09/19/12	18
Deutsche Bank AG	EUR	1,397	USD	1,758	09/19/12	(39)
Deutsche Bank AG	GBP	300	USD	467	09/19/12	3
Deutsche Bank AG	JPY	20,595	USD	260	09/19/12	4
HSBC Bank PLC	AUD	607	USD	601	09/19/12	34
HSBC Bank PLC	CAD	784	USD	763	09/19/12	18
HSBC Bank PLC	EUR	1,397	USD	1,759	09/19/12	(39)
HSBC Bank PLC	GBP	300	USD	467	09/19/12	3
HSBC Bank PLC	HKD	4,188	USD	540	09/19/12	—
HSBC Bank PLC	JPY	20,595	USD	260	09/19/12	4
JPMorgan Chase Bank	USD	209	AUD	200	09/19/12	—
JPMorgan Chase Bank	USD	251	AUD	250	09/19/12	(11)
JPMorgan Chase Bank	USD	302	AUD	300	09/19/12	(11)
JPMorgan Chase Bank	USD	100	CAD	100	09/19/12	—
JPMorgan Chase Bank	USD	294	CAD	300	09/19/12	(5)

See accompanying notes which are an integral part of this quarterly report.

222	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation $

JPMorgan Chase Bank	USD	487	CAD	500	09/19/12	(11)
JPMorgan Chase Bank	USD	61	EUR	50	09/19/12	(1)
JPMorgan Chase Bank	USD	368	EUR	300	09/19/12	(1)
JPMorgan Chase Bank	USD	377	EUR	300	09/19/12	8
JPMorgan Chase Bank	USD	391	EUR	320	09/19/12	(3)
JPMorgan Chase Bank	USD	4,813	EUR	3,800	09/19/12	135
JPMorgan Chase Bank	USD	157	GBP	100	09/19/12	—
JPMorgan Chase Bank	USD	185	GBP	120	09/19/12	(3)
JPMorgan Chase Bank	USD	64	HKD	500	09/19/12	—
JPMorgan Chase Bank	USD	232	HKD	1,800	09/19/12	—
JPMorgan Chase Bank	USD	322	HKD	2,500	09/19/12	—
JPMorgan Chase Bank	USD	64	JPY	5,000	09/19/12	—
JPMorgan Chase Bank	USD	127	JPY	10,000	09/19/12	(1)
JPMorgan Chase Bank	USD	252	JPY	20,000	09/19/12	(4)
JPMorgan Chase Bank	AUD	100	USD	99	09/19/12	5
JPMorgan Chase Bank	AUD	300	USD	300	09/19/12	14
JPMorgan Chase Bank	AUD	607	USD	601	09/19/12	34
JPMorgan Chase Bank	CAD	784	USD	763	09/19/12	18
JPMorgan Chase Bank	EUR	1,397	USD	1,758	09/19/12	(38)
JPMorgan Chase Bank	GBP	300	USD	467	09/19/12	3
JPMorgan Chase Bank	HKD	500	USD	64	09/19/12	—
JPMorgan Chase Bank	JPY	20,595	USD	260	09/19/12	4
JPMorgan Chase Bank	JPY	35,000	USD	445	09/19/12	3
Mellon Bank	CAD	150	USD	148	09/19/12	1
Morgan Stanley & Co., Inc.	USD	17	AUD	15	08/01/12	—
Morgan Stanley & Co., Inc.	USD	22	HKD	174	08/01/12	—
Morgan Stanley & Co., Inc.	USD	9	JPY	748	08/01/12	—
Morgan Stanley & Co., Inc.	CAD	23	USD	22	08/01/12	—
Morgan Stanley & Co., Inc.	EUR	15	USD	14	08/01/12	4
Morgan Stanley & Co., Inc.	GBP	15	USD	23	08/01/12	—
Royal Bank of Canada	USD	2,752	AUD	2,700	09/19/12	(73)
Royal Bank of Canada	USD	2,657	CAD	2,700	09/19/12	(33)
Royal Bank of Canada	USD	2,345	GBP	1,500	09/19/12	(7)
Royal Bank of Canada	USD	1,547	HKD	12,000	09/19/12	—
Royal Bank of Canada	USD	1,269	JPY	100,000	09/19/12	(12)
Royal Bank of Canada	HKD	4,188	USD	540	09/19/12	—
Royal Bank of Scotland PLC	EUR	234	USD	286	08/02/12	1
Royal Bank of Scotland PLC	EUR	265	USD	325	08/02/12	1
State Street Bank & Trust Co.	USD	4	AUD	4	08/01/12	—
State Street Bank & Trust Co.	USD	54	AUD	51	08/02/12	—
State Street Bank & Trust Co.	USD	99	AUD	100	09/19/12	(6)
State Street Bank & Trust Co.	USD	100	AUD	100	09/19/12	(5)
State Street Bank & Trust Co.	USD	103	AUD	100	09/19/12	(2)
State Street Bank & Trust Co.	USD	182	AUD	180	09/19/12	(6)
State Street Bank & Trust Co.	USD	204	AUD	200	09/19/12	(5)
State Street Bank & Trust Co.	USD	205	AUD	200	09/19/12	(4)
State Street Bank & Trust Co.	USD	255	AUD	250	09/19/12	(6)
State Street Bank & Trust Co.	USD	259	AUD	250	09/19/12	(2)
State Street Bank & Trust Co.	USD	305	AUD	300	09/19/12	(9)
State Street Bank & Trust Co.	USD	504	AUD	500	09/19/12	(19)
State Street Bank & Trust Co.	USD	266	BRL	546	08/02/12	—
State Street Bank & Trust Co.	USD	126	CAD	126	08/02/12	—

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	223

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation $
State Street Bank & Trust Co.	USD	97	CAD	100	09/19/12	(2)
State Street Bank & Trust Co.	USD	148	CAD	150	09/19/12	(2)
State Street Bank & Trust Co.	USD	148	CAD	150	09/19/12	(2)
State Street Bank & Trust Co.	USD	194	CAD	200	09/19/12	(5)
State Street Bank & Trust Co.	USD	197	CAD	200	09/19/12	(2)
State Street Bank & Trust Co.	USD	198	CAD	200	09/19/12	(2)
State Street Bank & Trust Co.	USD	198	CAD	200	09/19/12	(1)
State Street Bank & Trust Co.	USD	265	CAD	270	09/19/12	(4)
State Street Bank & Trust Co.	USD	343	CAD	350	09/19/12	(6)
State Street Bank & Trust Co.	USD	392	CAD	400	09/19/12	(6)
State Street Bank & Trust Co.	USD	123	EUR	100	09/19/12	—
State Street Bank & Trust Co.	USD	246	EUR	200	09/19/12	—
State Street Bank & Trust Co.	USD	315	EUR	250	09/19/12	7
State Street Bank & Trust Co.	USD	362	EUR	300	09/19/12	(7)
State Street Bank & Trust Co.	USD	369	EUR	300	09/19/12	(1)
State Street Bank & Trust Co.	USD	378	EUR	300	09/19/12	9
State Street Bank & Trust Co.	USD	378	EUR	300	09/19/12	9
State Street Bank & Trust Co.	USD	488	EUR	400	09/19/12	(4)
State Street Bank & Trust Co.	USD	3,685	EUR	3,000	09/19/12	(8)
State Street Bank & Trust Co.	USD	155	GBP	100	09/19/12	(2)
State Street Bank & Trust Co.	USD	156	GBP	100	09/19/12	—
State Street Bank & Trust Co.	USD	157	GBP	100	09/19/12	—
State Street Bank & Trust Co.	USD	171	GBP	110	09/19/12	(2)
State Street Bank & Trust Co.	USD	235	GBP	150	09/19/12	—
State Street Bank & Trust Co.	USD	309	GBP	200	09/19/12	(5)
State Street Bank & Trust Co.	USD	314	GBP	200	09/19/12	1
State Street Bank & Trust Co.	USD	64	HKD	500	09/19/12	—
State Street Bank & Trust Co.	USD	64	HKD	500	09/19/12	—
State Street Bank & Trust Co.	USD	90	HKD	700	09/19/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	155	HKD	1,200	09/19/12	—
State Street Bank & Trust Co.	USD	168	HKD	1,300	09/19/12	—
State Street Bank & Trust Co.	USD	168	HKD	1,300	09/19/12	—
State Street Bank & Trust Co.	USD	64	JPY	5,000	09/19/12	—
State Street Bank & Trust Co.	USD	126	JPY	10,000	09/19/12	(2)
State Street Bank & Trust Co.	USD	127	JPY	10,000	09/19/12	(2)
State Street Bank & Trust Co.	USD	191	JPY	15,000	09/19/12	(1)
State Street Bank & Trust Co.	USD	251	JPY	20,000	09/19/12	(5)
State Street Bank & Trust Co.	USD	252	JPY	20,000	09/19/12	(4)
State Street Bank & Trust Co.	USD	151	MXN	2,007	08/02/12	1
State Street Bank & Trust Co.	USD	3	SGD	3	08/01/12	—
State Street Bank & Trust Co.	AUD	100	USD	99	09/19/12	5
State Street Bank & Trust Co.	AUD	100	USD	100	09/19/12	5
State Street Bank & Trust Co.	AUD	200	USD	200	09/19/12	10
State Street Bank & Trust Co.	AUD	200	USD	200	09/19/12	9
State Street Bank & Trust Co.	AUD	300	USD	304	09/19/12	10
State Street Bank & Trust Co.	AUD	300	USD	314	09/19/12	—
State Street Bank & Trust Co.	AUD	400	USD	409	09/19/12	9
State Street Bank & Trust Co.	CAD	111	USD	110	08/03/12	—
State Street Bank & Trust Co.	CAD	100	USD	97	09/19/12	2
State Street Bank & Trust Co.	CAD	100	USD	97	09/19/12	2

See accompanying notes which are an integral part of this quarterly report.

224	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Infrastructure Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation $

State Street Bank & Trust Co.	CAD	150	USD	145	09/19/12	4
State Street Bank & Trust Co.	CAD	200	USD	195	09/19/12	4
State Street Bank & Trust Co.	CAD	200	USD	193	09/19/12	6
State Street Bank & Trust Co.	CAD	300	USD	295	09/19/12	4
State Street Bank & Trust Co.	CAD	300	USD	296	09/19/12	3
State Street Bank & Trust Co.	CAD	300	USD	299	09/19/12	—
State Street Bank & Trust Co.	EUR	26	USD	32	08/01/12	—
State Street Bank & Trust Co.	EUR	145	USD	179	08/01/12	—
State Street Bank & Trust Co.	EUR	100	USD	126	09/19/12	(3)
State Street Bank & Trust Co.	EUR	100	USD	126	09/19/12	(2)
State Street Bank & Trust Co.	EUR	100	USD	125	09/19/12	(1)
State Street Bank & Trust Co.	EUR	100	USD	123	09/19/12	—
State Street Bank & Trust Co.	EUR	200	USD	250	09/19/12	(4)
State Street Bank & Trust Co.	EUR	200	USD	253	09/19/12	(7)
State Street Bank & Trust Co.	EUR	300	USD	364	09/19/12	5
State Street Bank & Trust Co.	EUR	300	USD	369	09/19/12	—
State Street Bank & Trust Co.	EUR	400	USD	487	09/19/12	6
State Street Bank & Trust Co.	EUR	400	USD	491	09/19/12	2
State Street Bank & Trust Co.	GBP	125	USD	196	08/01/12	—
State Street Bank & Trust Co.	GBP	100	USD	155	09/19/12	1
State Street Bank & Trust Co.	GBP	100	USD	155	09/19/12	2
State Street Bank & Trust Co.	GBP	100	USD	155	09/19/12	2
State Street Bank & Trust Co.	GBP	100	USD	156	09/19/12	1
State Street Bank & Trust Co.	GBP	200	USD	310	09/19/12	3
State Street Bank & Trust Co.	GBP	200	USD	312	09/19/12	1
State Street Bank & Trust Co.	GBP	200	USD	314	09/19/12	—
State Street Bank & Trust Co.	HKD	500	USD	64	09/19/12	—
State Street Bank & Trust Co.	HKD	500	USD	64	09/19/12	—
State Street Bank & Trust Co.	HKD	500	USD	64	09/19/12	—
State Street Bank & Trust Co.	HKD	800	USD	103	09/19/12	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	09/19/12	—
State Street Bank & Trust Co.	HKD	1,200	USD	155	09/19/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	09/19/12	—
State Street Bank & Trust Co.	JPY	5,000	USD	63	09/19/12	1
State Street Bank & Trust Co.	JPY	5,000	USD	64	09/19/12	—
State Street Bank & Trust Co.	JPY	5,000	USD	63	09/19/12	1
State Street Bank & Trust Co.	JPY	5,000	USD	63	09/19/12	1
State Street Bank & Trust Co.	JPY	8,000	USD	100	09/19/12	3
State Street Bank & Trust Co.	JPY	10,000	USD	128	09/19/12	—
State Street Bank & Trust Co.	JPY	20,000	USD	255	09/19/12	1

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						364

See accompanying notes which are an integral part of this quarterly report.

Russell Global Infrastructure Fund	225

Russell Investment Company

Russell Global Infrastructure Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$87,034	$—	$—	$87,034
Austria	849	—	—	849
Belgium	419	—	—	419
Bermuda	3,100	—	—	3,100
Brazil	32,499	—	—	32,499
Canada	86,049	—	1,002	87,051
Chile	6,034	—	—	6,034
China	24,899	—	—	24,899
Czech Republic	325	—	—	325
France	45,686	—	—	45,686
Germany	34,509	—	—	34,509
Hong Kong	46,234	—	—	46,234
India	2,415	—	—	2,415
Italy	23,410	—	—	23,410
Japan	22,107	—	—	22,107
Marshall Islands	898	—	—	898
Mexico	3,623	—	—	3,623
Netherlands	13,251	—	—	13,251
New Zealand	9,635	—	—	9,635
Norway	854	—	—	854
Philippines	4,955	—	—	4,955
Poland	424	—	—	424
Portugal	425	—	—	425
Singapore	22,662	—	—	22,662
South Korea	464	—	—	464
Spain	29,320	—	—	29,320
Switzerland	10,534	—	—	10,534
United Kingdom	56,342	—	—	56,342
United States	268,496	—	—	268,496
Preferred Stocks	126	—	—	126
Short-Term Investments	—	26,338	—	26,338
Other Securities	—	22,098	—	22,098

Total Investments	837,578	48,436	1,002	887,016

Other Financial Instruments
Futures Contracts	737	—	—	737
Foreign Currency Exchange Contracts	(5)	369	—	364

Total Other Financial Instruments*	$732	$369	$—	$1,101

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

Investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2012 were less than 1% of net assets.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

226	Russell Global Infrastructure Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

Common Stocks - 96.6%
Australia - 7.7%
BGP Holdings PLC (Æ)(Þ)(ö)	4,619,419	—
CFS Retail Property Trust Group (ö)	6,020,980	12,528
Dexus Property Group (ö)	13,786,687	14,344
FKP Property Group (Ñ)	3,629,057	1,430
Goodman Group (ö)	912,396	3,605
GPT Group (ö)	2,834,497	10,217
Investa Office Fund (ö)	1,206,460	3,690
Mirvac Group Class REIT (ö)	5,985,503	8,618
Stockland (ö)	4,854,631	17,091
Westfield Group (ö)	3,821,217	40,157
Westfield Retail Trust (ö)	4,199,957	13,462

		125,142

Austria - 0.1%
Conwert Immobilien Invest SE (Æ)	147,406	1,665

Brazil - 0.2%
Multiplan Empreendimentos Imobiliarios SA	108,250	2,738

Canada - 4.2%
Boardwalk Real Estate Investment Trust Class Trust Unit (ö)	201,352	12,850
Brookfield Office Properties, Inc.	1,043,565	17,821
Canadian Apartment Properties REIT (ö)	162,600	3,987
Chartwell Seniors Housing Real Estate Investment Trust (ö)	522,277	5,229
Dundee Real Estate Investment Trust (ö)	127,800	4,897
First Capital Realty, Inc. Class A (Ñ)	88,200	1,633
Primaris Retail Real Estate Investment Trust Class Trust Unit (ö)	336,043	8,045
RioCan Real Estate Investment Trust Class Trust Unit (ö)	474,344	13,547

		68,009

China - 0.2%
China Resources Land, Ltd. (Ñ)	1,797,116	3,648
Soho China, Ltd. (Ñ)	917,000	682

		4,330

Finland - 0.2%
Citycon OYJ	394,400	1,199
Sponda OYJ	475,477	1,913

		3,112

France - 3.5%
Gecina SA (ö)	45,596	4,191
Klepierre - GDR (ö)	366,444	11,957
Mercialys SA (ö)	73,797	1,458
Societe Immobiliere de Location pour l’Industrie et le Commerce (ö)	28,238	2,780
Unibail-Rodamco SE (ö)	194,636	37,455

		57,841

	Principal Amount ($) or Shares	Market Value $
Germany - 1.3%
Deutsche Euroshop AG	25,723	946
Deutsche Wohnen AG	823,396	13,748
GSW Immobilien AG	157,886	5,818

		20,512

Hong Kong - 12.2%
Agile Property Holdings, Ltd. (Ñ)	5,164,565	6,147
Cheung Kong Holdings, Ltd.	58,000	764
China Overseas Land & Investment, Ltd. (Ñ)	1,503,290	3,555
Country Garden Holdings Co., Ltd. (Æ)(Ñ)	16,075,641	6,095
Guangzhou R&F Properties Co., Ltd. (Ñ)	1,504,100	1,918
Hang Lung Properties, Ltd. - ADR	7,772,745	27,664
Henderson Land Development Co., Ltd.	1,390,626	8,106
Hongkong Land Holdings, Ltd.	3,790,744	22,744
Hysan Development Co., Ltd.	2,366,693	10,010
Kerry Properties, Ltd.	2,208,747	10,154
Link REIT (The) (ö)	1,622,875	7,115
New World Development Co., Ltd.	821,528	1,052
Orient-Express Hotels, Ltd. Class A (Æ)	405,323	3,697
Shangri-La Asia, Ltd.	1,248,000	2,462
Shimao Property Holdings, Ltd. (Ñ)	4,420,841	6,351
Sino Land Co., Ltd.	9,015,086	15,438
Sun Hung Kai Properties, Ltd.	3,580,435	44,763
Wharf Holdings, Ltd.	2,924,424	16,970
Wheelock & Co., Ltd.	1,007,491	3,956

		198,961

India - 0.1%
Phoenix Mills, Ltd.	457,705	1,514

Indonesia - 0.1%
Ciputra Development Tbk PT	17,016,000	1,169

Italy - 0.1%
Beni Stabili SpA (ö)	2,659,393	1,217

Japan - 9.0%
Advance Residence Investment Corp. Class A (ö)	1,248	2,442
Aeon Mall Co., Ltd.	135,070	3,259
Japan Logistics Fund, Inc. Class A (ö)	122	1,079
Japan Prime Realty Investment Corp. Class A (ö)	368	960
Japan Real Estate Investment Corp. Class A (ö)	634	6,005
Kenedix Realty Investment Corp. Class A (ö)	893	2,876
Mitsubishi Estate Co., Ltd.	2,125,943	38,532
Mitsui Fudosan Co., Ltd.	1,913,552	37,377
Mori Hills REIT Investment Corp. Class A (ö)	345	1,460
Nippon Accommodations Fund, Inc. Class A (ö)	142	962
Nippon Building Fund, Inc. Class A (ö)	1,399	13,627
Nomura Real Estate Holdings, Inc.	250,123	4,678

Russell Global Real Estate Securities Fund	227

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $

NTT Urban Development Corp.	2,492	2,029
Premier Investment Corp. Class A (ö)	265	934
Sumitomo Realty & Development Co., Ltd.	948,260	23,936
Tokyu Land Corp.	601,000	3,069
United Urban Investment Corp. Class A (ö)	3,925	4,281

		147,506

Netherlands - 0.7%
Corio NV (ö)	141,233	6,252
Eurocommercial Properties NV (ö)	127,804	4,320
Vastned Retail NV (ö)	17,122	652

		11,224

Norway - 0.3%
Norwegian Property ASA	3,545,676	4,982

Philippines - 0.2%
SM Prime Holdings, Inc.	11,697,973	3,918

Singapore - 4.2%
Ascendas Real Estate Investment Trust (ö)	1,426,421	2,602
CapitaCommercial Trust (Æ)(ö)	3,885,000	4,184
CapitaLand, Ltd.	3,505,512	8,451
CapitaMall Trust Class A (ö)	4,881,425	7,689
CapitaMalls Asia, Ltd.	3,995,000	5,233
City Developments, Ltd.	998,835	9,391
Global Logistic Properties, Ltd.	6,421,000	11,610
Keppel Land, Ltd.	1,936,654	5,354
K-REIT Asia (Æ)(ö)	1,329,126	1,186
Mapletree Industrial Trust (Æ)(ö)	3,398,057	3,550
Perennial China Retail Trust (Æ)	7,132,370	2,808
Suntec Real Estate Investment Trust (Æ)(ö)	5,255,670	6,103

		68,161

Sweden - 1.0%
Castellum AB	361,865	4,861
Fabege AB	695,846	6,037
Hufvudstaden AB Class A	236,000	2,873
Wihlborgs Fastigheter AB	186,087	2,702

		16,473

Switzerland - 0.3%
PSP Swiss Property AG (Æ)	51,870	4,659

United Kingdom - 5.6%
Big Yellow Group PLC (ö)	382,120	1,869
British Land Co. PLC (ö)	2,243,804	18,803
Capital & Counties Properties PLC	420,900	1,386
Capital Shopping Centres Group PLC Class H (ö)	152,500	770
Derwent London PLC (ö)	413,615	12,639
Great Portland Estates PLC (ö)	815,754	5,494
Hammerson PLC (ö)	2,181,552	15,840
Land Securities Group PLC (ö)	2,057,748	25,487
Metric Property Investments PLC (ö)	599,870	799
Segro PLC (ö)	735,173	2,728

	Principal Amount ($) or Shares	Market Value $
Shaftesbury PLC (ö)	453,941	3,875
Unite Group PLC	832,207	2,766

		92,456

United States - 45.4%
Acadia Realty Trust (ö)	140,984	3,375
Alexandria Real Estate Equities, Inc. (ö)	217,656	15,993
American Assets Trust, Inc. (ö)	226,612	5,892
American Campus Communities, Inc. (ö)	156,347	7,452
American Tower Corp. Class A (ö)	35,557	2,571
Apartment Investment & Management Co. Class A (ö)	266,938	7,322
AvalonBay Communities, Inc. (ö)	304,650	44,811
BioMed Realty Trust, Inc. (ö)	212,300	3,991
Boston Properties, Inc. (ö)	307,923	34,149
Brandywine Realty Trust (ö)	162,295	1,928
Brookdale Senior Living, Inc. Class A (Æ)	74,332	1,224
Camden Property Trust (ö)	86,400	6,161
Colonial Properties Trust (ö)	160,055	3,625
Coresite Realty Corp. Class A (ö)	32,100	856
Corporate Office Properties Trust (ö)	158,330	3,524
CubeSmart Class A (ö)	408,980	4,904
DCT Industrial Trust, Inc. (ö)	877,997	5,496
DDR Corp. (ö)	1,058,285	15,917
DiamondRock Hospitality Co. (ö)	318,200	3,010
Digital Realty Trust, Inc. (ö)	201,143	15,703
Duke Realty Corp. (ö)	286,476	4,142
DuPont Fabros Technology, Inc. (Ñ)(ö)	288,849	7,770
Education Realty Trust, Inc. Class A (ö)	321,559	3,769
Entertainment Properties Trust (ö)	99,700	4,503
Equity Lifestyle Properties, Inc. Class A (ö)	98,609	7,092
Equity Residential (ö)	744,422	47,129
Essex Property Trust, Inc. (ö)	102,658	16,154
Extra Space Storage, Inc. (ö)	199,234	6,523
Federal Realty Investment Trust (ö)	71,200	7,737
First Industrial Realty Trust, Inc. (Æ)(ö)	143,317	1,826
First Potomac Realty Trust (ö)	249,700	2,894
Forest City Enterprises, Inc. Class A (Æ)	203,500	2,871
General Growth Properties, Inc. (ö)	1,007,027	18,247
HCP, Inc. (ö)	531,918	25,112
Health Care REIT, Inc. (ö)	111,455	6,936
Healthcare Realty Trust, Inc. (ö)	162,554	3,992
Hersha Hospitality Trust Class A (ö)	553,552	2,690
Host Hotels & Resorts, Inc. (ö)	1,549,576	22,748
Hudson Pacific Properties, Inc. (ö)	86,500	1,538
Hyatt Hotels Corp. Class A (Æ)	144,992	5,154
Kilroy Realty Corp. (ö)	413,729	19,586
Kimco Realty Corp. (ö)	234,640	4,573
Kite Realty Group Trust (ö)	119,100	599
Liberty Property Trust (ö)	235,944	8,562
Macerich Co. (The) (ö)	268,328	15,673
National Retail Properties, Inc. (Ñ)(ö)	87,700	2,587
Omega Healthcare Investors, Inc. (Ñ)(ö)	210,900	5,112
Pebblebrook Hotel Trust (ö)	221,403	5,030
Piedmont Office Realty Trust, Inc. Class A (ö)	98,700	1,684
Post Properties, Inc. (ö)	70,600	3,646

228	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares		Market Value $

Prologis, Inc. (ö)	1,141,920		36,918
Public Storage (ö)	171,898		25,604
Regency Centers Corp. (ö)	342,610		16,394
Retail Opportunity Investments Corp. (Ñ)(ö)	403,610		4,920
Retail Properties of America, Inc. Class A (ö)	170,100		1,696
RLJ Lodging Trust (ö)	151,300		2,663
Select Income REIT (ö)	38,300		964
Simon Property Group, Inc. (ö)	575,893		92,425
SL Green Realty Corp. (ö)	121,491		9,567
Sovran Self Storage, Inc. (ö)	78,503		4,483
Starwood Hotels & Resorts Worldwide, Inc. (ö)	116,189		6,292
Strategic Hotels & Resorts, Inc. (Æ)(ö)	421,941		2,557
Sunstone Hotel Investors, Inc. (Æ)(ö)	122,444		1,226
UDR, Inc. (ö)	440,689		11,727
Ventas, Inc. (ö)	589,788		39,663
Vornado Realty Trust (ö)	322,338		26,915
Weingarten Realty Investors (ö)	119,860		3,222

			741,803

Total Common Stocks (cost $1,244,863)			1,577,392

Short-Term Investments - 2.6%
United States - 2.6%
Russell U.S. Cash Management Fund	42,759,961	(¥)	42,760

Total Short-Term Investments (cost $42,760)			42,760

Other Securities - 2.4%
Russell Investment Company Liquidating Trust (×)	3,017,527	(¥)	3,082
Russell U.S. Cash Collateral Fund (×)	36,803,649	(¥)	36,803

Total Other Securities (cost $39,821)			39,885

Total Investments - 101.6% (identified cost $1,327,444)			1,660,037

Other Assets and Liabilities, Net - (1.6%)			(26,203)

Net Assets - 100.0%			1,633,834

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	229

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands (except contract amounts)

Futures Contracts	Number of Contracts	Notional Amount		Expiration Date	Unrealized Appreciation (Depreciation) $

Long Positions
ASX SPI 200 Index Futures (Australia)	35	AUD	3,699	09/12	146
FTSE EPRA Europe Index Futures	340	EUR	4,784	09/12	157
Hang Seng Index Futures (Hong Kong)	38	HKD	37,456	08/12	174
S&P Midcap 400 E-Mini Index Futures (CME)	135	USD	12,671	09/12	139
S&P TSE 60 Index Futures (Canada)	20	CAD	2,656	09/12	32
SGX MSCI Singapore Index Futures	38	SGD	2,639	08/12	—
TOPIX Index Futures (Japan)	46	JPY	337,640	09/12	(94)

Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					554

See accompanying notes which are an integral part of this quarterly report.

230	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

Barclays Bank PLC	AUD	405	SGD	529	08/03/12	—
Barclays Bank PLC	AUD	618	USD	612	09/19/12	34
Barclays Bank PLC	CAD	457	USD	445	09/19/12	10
Barclays Bank PLC	EUR	815	USD	1,026	09/19/12	(22)
Barclays Bank PLC	JPY	59,090	USD	745	09/19/12	12
Barclays Bank PLC	SGD	427	USD	334	09/19/12	9
Brown Brothers Harriman & Co.	AUD	400	USD	405	09/19/12	14
Brown Brothers Harriman & Co.	AUD	3,300	USD	3,354	09/19/12	99
Brown Brothers Harriman & Co.	CAD	250	USD	245	09/19/12	4
Brown Brothers Harriman & Co.	CAD	2,400	USD	2,346	09/19/12	45
Brown Brothers Harriman & Co.	EUR	400	USD	491	09/19/12	1
Brown Brothers Harriman & Co.	EUR	4,200	USD	5,139	09/19/12	31
Brown Brothers Harriman & Co.	HKD	3,000	USD	387	09/19/12	—
Brown Brothers Harriman & Co.	HKD	7,375	USD	951	09/19/12	—
Brown Brothers Harriman & Co.	HKD	30,000	USD	3,869	09/19/12	—
Brown Brothers Harriman & Co.	JPY	40,000	USD	503	09/19/12	10
Brown Brothers Harriman & Co.	JPY	300,000	USD	3,768	09/19/12	74
Brown Brothers Harriman & Co.	SGD	350	USD	275	09/19/12	7
Brown Brothers Harriman & Co.	SGD	2,300	USD	1,819	09/19/12	29
Commonwealth Bank of Australia	AUD	618	USD	612	09/19/12	34
Commonwealth Bank of Australia	CAD	457	USD	444	09/19/12	11
Commonwealth Bank of Australia	EUR	815	USD	1,026	09/19/12	(22)
Commonwealth Bank of Australia	HKD	7,375	USD	951	09/19/12	—
Commonwealth Bank of Australia	JPY	59,090	USD	745	09/19/12	12
Commonwealth Bank of Australia	SGD	427	USD	334	09/19/12	9
Credit Suisse First Boston	USD	251	EUR	200	09/19/12	5
Deutsche Bank AG	AUD	618	USD	612	09/19/12	34
Deutsche Bank AG	CAD	457	USD	445	09/19/12	10
Deutsche Bank AG	EUR	815	USD	1,026	09/19/12	(22)
Deutsche Bank AG	JPY	59,090	USD	745	09/19/12	12
Deutsche Bank AG	SGD	427	USD	334	09/19/12	9
HSBC Bank PLC	AUD	618	USD	612	09/19/12	34
HSBC Bank PLC	CAD	457	USD	445	09/19/12	11
HSBC Bank PLC	EUR	815	USD	1,026	09/19/12	(23)
HSBC Bank PLC	HKD	7,375	USD	951	09/19/12	—
HSBC Bank PLC	JPY	59,090	USD	745	09/19/12	12
HSBC Bank PLC	SGD	427	USD	334	09/19/12	9
JPMorgan Chase Bank	USD	252	AUD	250	09/19/12	(10)
JPMorgan Chase Bank	USD	351	AUD	350	09/19/12	(15)
JPMorgan Chase Bank	USD	400	AUD	400	09/19/12	(18)
JPMorgan Chase Bank	USD	127	CAD	130	09/19/12	(2)
JPMorgan Chase Bank	USD	195	CAD	200	09/19/12	(4)
JPMorgan Chase Bank	USD	292	CAD	300	09/19/12	(7)
JPMorgan Chase Bank	USD	253	EUR	200	09/19/12	7
JPMorgan Chase Bank	USD	380	EUR	300	09/19/12	11
JPMorgan Chase Bank	USD	755	EUR	600	09/19/12	16
JPMorgan Chase Bank	USD	64	HKD	500	09/19/12	—
JPMorgan Chase Bank	USD	232	HKD	1,800	09/19/12	—
JPMorgan Chase Bank	USD	645	HKD	5,000	09/19/12	—
JPMorgan Chase Bank	USD	126	JPY	10,000	09/19/12	(2)
JPMorgan Chase Bank	USD	188	JPY	15,000	09/19/12	(4)
JPMorgan Chase Bank	USD	280	JPY	22,000	09/19/12	(2)
JPMorgan Chase Bank	USD	506	JPY	40,000	09/19/12	(6)

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	231

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

JPMorgan Chase Bank	USD	118	SGD	150	09/19/12	(2)
JPMorgan Chase Bank	USD	197	SGD	250	09/19/12	(4)
JPMorgan Chase Bank	USD	236	SGD	300	09/19/12	(5)
JPMorgan Chase Bank	AUD	200	USD	209	09/19/12	—
JPMorgan Chase Bank	AUD	618	USD	612	09/19/12	35
JPMorgan Chase Bank	CAD	200	USD	199	09/19/12	—
JPMorgan Chase Bank	CAD	457	USD	445	09/19/12	11
JPMorgan Chase Bank	EUR	815	USD	1,026	09/19/12	(22)
JPMorgan Chase Bank	JPY	25,000	USD	320	09/19/12	—
JPMorgan Chase Bank	JPY	59,090	USD	745	09/19/12	11
JPMorgan Chase Bank	SGD	427	USD	334	09/19/12	9
Royal Bank of Canada	USD	2,446	AUD	2,400	09/19/12	(65)
Royal Bank of Canada	USD	1,722	CAD	1,750	09/19/12	(21)
Royal Bank of Canada	USD	2,836	HKD	22,000	09/19/12	(1)
Royal Bank of Canada	USD	2,538	JPY	200,000	09/19/12	(24)
Royal Bank of Canada	USD	1,345	SGD	1,700	09/19/12	(22)
Royal Bank of Canada	HKD	7,375	USD	951	09/19/12	—
State Street Bank & Trust Co.	USD	100	AUD	100	09/19/12	(5)
State Street Bank & Trust Co.	USD	197	AUD	200	09/19/12	(12)
State Street Bank & Trust Co.	USD	205	AUD	200	09/19/12	(4)
State Street Bank & Trust Co.	USD	206	AUD	200	09/19/12	(3)
State Street Bank & Trust Co.	USD	303	AUD	300	09/19/12	(11)
State Street Bank & Trust Co.	USD	408	AUD	400	09/19/12	(10)
State Street Bank & Trust Co.	USD	97	CAD	100	09/19/12	(3)
State Street Bank & Trust Co.	USD	97	CAD	100	09/19/12	(2)
State Street Bank & Trust Co.	USD	99	CAD	100	09/19/12	(1)
State Street Bank & Trust Co.	USD	99	CAD	100	09/19/12	(1)
State Street Bank & Trust Co.	USD	147	CAD	150	09/19/12	(2)
State Street Bank & Trust Co.	USD	148	CAD	150	09/19/12	(2)
State Street Bank & Trust Co.	USD	296	CAD	300	09/19/12	(3)
State Street Bank & Trust Co.	USD	122	EUR	100	09/19/12	(1)
State Street Bank & Trust Co.	USD	189	EUR	150	09/19/12	4
State Street Bank & Trust Co.	USD	243	EUR	200	09/19/12	(3)
State Street Bank & Trust Co.	USD	254	EUR	200	09/19/12	8
State Street Bank & Trust Co.	USD	307	EUR	250	09/19/12	—
State Street Bank & Trust Co.	USD	367	EUR	300	09/19/12	(2)
State Street Bank & Trust Co.	USD	369	EUR	300	09/19/12	—
State Street Bank & Trust Co.	USD	374	EUR	300	09/19/12	5
State Street Bank & Trust Co.	USD	379	EUR	300	09/19/12	10
State Street Bank & Trust Co.	USD	694	EUR	550	09/19/12	17
State Street Bank & Trust Co.	USD	3,685	EUR	3,000	09/19/12	(8)
State Street Bank & Trust Co.	USD	129	HKD	1,000	09/19/12	—
State Street Bank & Trust Co.	USD	193	HKD	1,500	09/19/12	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	09/19/12	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	09/19/12	—
State Street Bank & Trust Co.	USD	258	HKD	2,000	09/19/12	—
State Street Bank & Trust Co.	USD	322	HKD	2,500	09/19/12	—
State Street Bank & Trust Co.	USD	322	HKD	2,500	09/19/12	—
State Street Bank & Trust Co.	USD	516	HKD	4,000	09/19/12	—
State Street Bank & Trust Co.	USD	63	JPY	5,000	09/19/12	(1)
State Street Bank & Trust Co.	USD	126	JPY	10,000	09/19/12	(2)
State Street Bank & Trust Co.	USD	126	JPY	10,000	09/19/12	(2)
State Street Bank & Trust Co.	USD	127	JPY	10,000	09/19/12	(1)

See accompanying notes which are an integral part of this quarterly report.

232	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Foreign Currency Exchange Contracts

Counterparty	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $

State Street Bank & Trust Co.	USD	128	JPY	10,000	09/19/12	(1)
State Street Bank & Trust Co.	USD	254	JPY	20,000	09/19/12	(3)
State Street Bank & Trust Co.	USD	315	JPY	25,000	09/19/12	(5)
State Street Bank & Trust Co.	USD	316	JPY	25,000	09/19/12	(4)
State Street Bank & Trust Co.	USD	376	JPY	30,000	09/19/12	(8)
State Street Bank & Trust Co.	USD	200	SEK	1,374	08/01/12	(2)
State Street Bank & Trust Co.	USD	81	SEK	548	08/02/12	—
State Street Bank & Trust Co.	USD	50	SGD	63	08/01/12	—
State Street Bank & Trust Co.	USD	61	SGD	76	08/01/12	—
State Street Bank & Trust Co.	USD	158	SGD	197	08/02/12	—
State Street Bank & Trust Co.	USD	80	SGD	100	09/19/12	(1)
State Street Bank & Trust Co.	USD	156	SGD	200	09/19/12	(5)
State Street Bank & Trust Co.	USD	158	SGD	200	09/19/12	(3)
State Street Bank & Trust Co.	USD	159	SGD	200	09/19/12	(2)
State Street Bank & Trust Co.	USD	214	SGD	270	09/19/12	(3)
State Street Bank & Trust Co.	AUD	182	USD	190	08/01/12	1
State Street Bank & Trust Co.	AUD	250	USD	261	08/01/12	2
State Street Bank & Trust Co.	AUD	623	USD	650	08/01/12	4
State Street Bank & Trust Co.	AUD	25	USD	27	08/02/12	—
State Street Bank & Trust Co.	AUD	67	USD	70	08/02/12	—
State Street Bank & Trust Co.	AUD	183	USD	192	08/02/12	—
State Street Bank & Trust Co.	AUD	600	USD	614	09/19/12	14
State Street Bank & Trust Co.	AUD	800	USD	794	09/19/12	43
State Street Bank & Trust Co.	CAD	500	USD	485	09/19/12	13
State Street Bank & Trust Co.	CAD	500	USD	491	09/19/12	7
State Street Bank & Trust Co.	EUR	200	USD	249	09/19/12	(3)
State Street Bank & Trust Co.	EUR	300	USD	369	09/19/12	—
State Street Bank & Trust Co.	EUR	1,000	USD	1,214	09/19/12	17
State Street Bank & Trust Co.	EUR	1,300	USD	1,627	09/19/12	(26)
State Street Bank & Trust Co.	HKD	620	USD	80	08/01/12	—
State Street Bank & Trust Co.	HKD	982	USD	127	08/01/12	—
State Street Bank & Trust Co.	HKD	1,000	USD	129	09/19/12	—
State Street Bank & Trust Co.	HKD	2,000	USD	258	09/19/12	—
State Street Bank & Trust Co.	HKD	7,000	USD	903	09/19/12	—
State Street Bank & Trust Co.	HKD	8,000	USD	1,031	09/19/12	1
State Street Bank & Trust Co.	JPY	555	AUD	7	08/01/12	—
State Street Bank & Trust Co.	JPY	14,478	AUD	176	08/02/12	—
State Street Bank & Trust Co.	JPY	23,937	AUD	292	08/03/12	—
State Street Bank & Trust Co.	JPY	10,000	USD	126	09/19/12	2
State Street Bank & Trust Co.	JPY	60,000	USD	766	09/19/12	2
State Street Bank & Trust Co.	JPY	60,000	USD	754	09/19/12	14
State Street Bank & Trust Co.	SGD	76	AUD	58	08/01/12	—
State Street Bank & Trust Co.	SGD	7	AUD	5	08/02/12	—
State Street Bank & Trust Co.	SGD	300	USD	238	09/19/12	3
State Street Bank & Trust Co.	SGD	500	USD	390	09/19/12	12
UBS AG	USD	18	AUD	17	08/01/12	1
UBS AG	USD	53	HKD	410	08/01/12	—
UBS AG	USD	23	JPY	1,840	08/01/12	—
UBS AG	CAD	18	USD	18	08/01/12	—
UBS AG	EUR	70	USD	81	08/01/12	5
UBS AG	SGD	8	USD	6	08/01/12	—

Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						396

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	233

Russell Investment Company

Russell Global Real Estate Securities Fund

Schedule of Investments, continued — July 31, 2012 (Unaudited)

Amounts in thousands

Index Swap Contracts
Underlying Security	Counterparty	Notional Amount	Terms	Termination Date	Market Value $

iShares Dow Jones US Real Estate Index Fund	Bank of America	USD 12,668	3 Month LIBOR minus 0.610%	09/04/12	159

Total Market Value of Open Index Swaps contracts Premiums Paid (Received) - $ — (å)					159

See accompanying notes which are an integral part of this quarterly report.

234	Russell Global Real Estate Securities Fund

Russell Investment Company

Russell Global Real Estate Securities Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value
Portfolio Summary	Level 1	Level 2	Level 3	Total

Common Stocks
Australia	$125,142	$—	$—	$125,142
Austria	1,665	—	—	1,665
Brazil	2,738	—	—	2,738
Canada	68,009	—	—	68,009
China	4,330	—	—	4,330
Finland	3,112	—	—	3,112
France	57,841	—	—	57,841
Germany	20,512	—	—	20,512
Hong Kong	198,961	—	—	198,961
India	1,514	—	—	1,514
Indonesia	1,169	—	—	1,169
Italy	1,217	—	—	1,217
Japan	147,506	—	—	147,506
Netherlands	11,224	—	—	11,224
Norway	4,982	—	—	4,982
Philippines	3,918	—	—	3,918
Singapore	68,161	—	—	68,161
Sweden	16,473	—	—	16,473
Switzerland	4,659	—	—	4,659
United Kingdom	92,456	—	—	92,456
United States	741,803	—	—	741,803
Short-Term Investments	—	42,760	—	42,760
Other Securities	—	39,885	—	39,885

Total Investments	1,577,392	82,645	—	1,660,037

Other Financial Instruments
Futures Contracts	554	—	—	554
Foreign Currency Exchange Contracts	10	386	—	396
Index Swaps Contracts	—	159	—	159

Total Other Financial Instruments*	$564	$545	$—	$1,109

*	Other financial instruments reflected, such as futures, forwards, interest rate swaps, and credit default swaps are valued at the unrealized appreciation/depreciation on the instruments.

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Global Real Estate Securities Fund	235

Russell Investment Company

Russell Money Market Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity#	Value $

Domestic Commercial Paper - 2.6%
Straight-A Funding, LLC	1,500	1.000	08/20/12	1,500
Straight-A Funding, LLC	1,250	1.000	08/27/12	1,250
Straight-A Funding, LLC	1,000	1.000	09/04/12	1,000
Straight-A Funding, LLC (Å)	1,000	1.000	09/24/12	999

Total Domestic Commercial Paper (amortized cost $4,749)				4,749

United States Government Agencies - 59.8%
AID to INH Portugal Guaranteed Notes, weekly demand (Ê)(Å)	3,438	0.894	12/01/17	3,453
Fannie Mae	1,500	4.750	02/21/13	1,538
Federal Farm Credit Banks (Ê)	3,055	0.270	08/08/12	3,055
Federal Farm Credit Banks	1,215	4.500	10/17/12	1,226
Federal Home Loan Bank Discount Notes	6,925	Zero coupon	10/24/08	6,923
Federal Home Loan Bank Discount Notes	13,892	Zero coupon	08/01/12	13,892
Federal Home Loan Bank Discount Notes	10,772	Zero coupon	08/03/12	10,772
Federal Home Loan Bank Discount Notes	5,000	Zero coupon	08/10/12	5,000
Federal Home Loan Bank Discount Notes	1,726	1.000	08/20/12	1,726
Federal Home Loan Bank Discount Notes	3,000	Zero coupon	08/29/12	3,000
Federal Home Loan Bank Discount Notes	3,666	Zero coupon	09/05/12	3,665
Federal Home Loan Bank Discount Notes	9,014	Zero coupon	09/12/12	9,013
Federal Home Loan Bank Discount Notes	4,500	Zero coupon	09/28/12	4,499
Federal Home Loan Bank Discount Notes	4,700	Zero coupon	10/17/12	4,699
Federal Home Loan Banks	10,680	1.750	08/22/12	10,690
Federal Home Loan Banks	5,000	2.000	09/14/12	5,011
Federal Home Loan Mortgage Corp.	2,657	2.125	09/21/12	2,664
Federal National Mortgage Association	10,700	1.750	08/10/12	10,704
Freddie Mac	2,395	5.500	08/20/12	2,402
Freddie Mac Discount Notes	1,161	Zero coupon	09/12/12	1,161
Freddie Mac Discount Notes	4,207	Zero coupon	10/01/12	4,206

Total United States Government Agencies (amortized cost $109,299)				109,299

United States Treasury - 41.6%
United States Treasury Bills	46,010	Zero coupon	08/02/12	46,010
United States Treasury Notes	4,000	1.750	08/15/12	4,003
United States Treasury Notes	14,000	4.125	08/31/12	14,046
United States Treasury Notes	2,000	0.375	10/31/12	2,001
United States Treasury Notes	4,000	3.875	10/31/12	4,037
United States Treasury Notes	5,000	0.500	11/30/12	5,006
United States Treasury Notes	1,000	0.625	01/31/13	1,002

Total United States Treasury (amortized cost $76,105)				76,105

Total Investments - 104.0% (cost $190,153)(†)				190,153

Other Assets and Liabilities, Net - (4.0%)				(7,328)

Net Assets - 100.0%				182,825

See accompanying notes which are an integral part of this quarterly report.

236	Russell Money Market Fund

Russell Investment Company

Russell Money Market Fund

Presentation of Portfolio Holdings — July 31, 2012 (Unaudited)

Amounts in thousands

	Market Value

Portfolio Summary	Level 1	Level 2	Level 3	Total
Domestic Commercial Paper	$—	$4,749	$—	$4,749
United States Government Agencies	—	109,299	—	109,299
United States Treasury	—	76,105	—	76,105

Total Investments	$—	$190,153	$—	$190,153

For a description of the levels see note 2 in the Notes to Quarterly Report.

There were no significant transfers in and out of Levels 1, 2 and 3 during the period ended July 31, 2012.

See accompanying notes which are an integral part of this quarterly report.

Russell Money Market Fund	237

Russell Investment Company

Russell Funds

Notes to Schedules of Investments — July 31, 2012 (Unaudited)

Footnotes:

(Æ)	Nonincome-producing security.
(Ï)	Forward commitment.
(Ê)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ)	Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö)	Real Estate Investment Trust (REIT).
(µ)	Bond is insured by a guarantor.
(ß)	Illiquid security.
(Ø)	In default.
(ç)	At amortized cost, which approximates market value.
()	Rate noted is yield-to-maturity from date of acquisition.
(æ)	Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§)	All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(×)	The security is purchased with the cash collateral from the securities loaned.
(Ñ)	All or a portion of the shares of this security are on loan.
(Þ)	Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å)	Illiquid and restricted security.
(Û)	All or a portion of the shares of this security are held as collateral in connection with securities sold short.
(†)	The identified cost for Federal income tax purposes is the same as shown above.
(#)	All securities with a maturity greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(¥)	Unrounded units
(å)	Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

Abbreviations:

ADR - American Depositary Receipt

ADS - American Depositary Share

BBR - Bank Bill Rate

BBSW - Bank Bill Swap Reference Rate

CIBOR - Copenhagen Interbank Offered Rate

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

EMU - European Economic and Monetary Union

EURIBOR - Euro Interbank Offered Bank

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

NIBOR - Norwegian Interbank Offered Rate

NZD - New Zealand Dollar

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

UK - United Kingdom

238	Notes to Schedules of Investments

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Foreign Currency Abbreviations:

ARS - Argentine peso	HUF - Hungarian forint	PKR - Pakistani rupee
AUD - Australian dollar	IDR - Indonesian rupiah	PLN - Polish zloty
BRL - Brazilian real	ILS - Israeli shekel	RUB - Russian ruble
CAD - Canadian dollar	INR - Indian rupee	SEK - Swedish krona
CHF - Swiss franc	ISK - Iceland krona	SGD - Singapore dollar
CLP - Chilean peso	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rica colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR - Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegion krone	VND - Vietnam dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nouveau sol
HKD - Hong Kong dollar	PHP - Philippine peso

Notes to Schedules of Investments	239

Russell Investment Company

Russell Funds

Notes to Quarterly Report — July 31, 2012 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 21 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. Russell Money Market Fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days at the time of purchase, unless the Board determines that amortized cost does not represent market value of such money market fund securities or short-term debt obligations. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell Fund Services Company (“RFSC”).

U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are non-active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Common stocks, exchange traded funds and derivatives that are traded on a national securities exchange are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

240	Notes to Quarterly Report

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Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows of each tranche, market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 2 of the fair value hierarchy. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, while NAV per share of an investment may not be determinative of fair value, as defined by U.S. GAAP, the Funds estimate the fair value of an investment in a fund using the NAV per share of the investment (or its equivalent) without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Financial over-the-counter derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, significant events will cause movement between Levels 1 and 2. Funds that invest in low-rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement of the U.S. securities market (defined in the fair value procedures as the movement by a single major U.S. index greater than a certain percentage) or other significant event; foreign market holidays if, on a daily basis, a Fund’s foreign exposure exceeds 20% in aggregate (all closed markets combined); a company development; a natural disaster; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares, since foreign securities can trade on non-business days.

Level 3 Trading Assets and Trading Liabilities, at Fair Value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RFSC applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by the Board or persons acting at their direction would accurately reflect the

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price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation and additional disclosure about fair value measurements, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

In 2011, the Financial Accounting Standards Board (“FASB”) issued an update to requirements relating to fair valuation measurements which represent amendments to achieve common fair value measurements and disclosure requirements in U.S. GAAP and International Financial Reporting Standards. The amendments are of two types: (i) those that clarify the FASB’ intent about the application of existing fair value measurements and disclosure requirements and (ii) those that change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.

The amendments that change a particular principle or requirement for measuring fair value or disclosing information about fair value measurements relate to (i) measuring the fair value of the financial instruments that are managed within a portfolio; (ii) application of premium and discount in a fair value measurement; and (iii) additional disclosures about fair value measurements. The update is effective for interim and annual periods beginning after December 15, 2011. Management does not believe the adoption of this update will have a material impact on the Funds’ financial statements.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. The fixed income funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/accreted using the effective interest method.

Foreign Currency Translations

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a)	Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)	Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

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Derivatives

To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds’ Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash reserves to markets, hedging and return enhancement. In addition, certain Funds may enter into foreign exchange contracts for trade settlement purposes. The Funds, other than the Russell Tax Exempt Bond Fund, Russell Commodity Strategies Fund, and Russell Money Market Fund, may pursue their strategy of being fully invested by exposing cash reserves to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash reserves were actually invested in those markets. Hedging may also be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical bonds, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk and credit risk.

The effects of derivative instruments, categorized by risk exposure, on the Statement of Assets and Liabilities and the Statement of Operations, for the period ended July 31, 2012, if applicable, are disclosed in the Fair Value of Derivative Instruments presentation following each applicable Fund’s Schedule of Investments.

Foreign Currency Exchange Contracts

In connection with investment transactions consistent with the Funds’ investment objectives and strategies, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets. FX contracts are recorded at market value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions.

For the period ended July 31, 2012, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Russell International Developed Markets Fund	Return enhancement, hedging, exposing cash reserves to markets and trade settlement
Russell Global Equity Fund	Exposing cash reserves to markets and trade settlement
Russell Emerging Markets Fund	Exposing cash reserves to markets and trade settlement
Russell Global Opportunistic Credit Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging
Russell Global Infrastructure Fund	Exposing cash reserves to markets and trade settlement
Russell Global Real Estate Securities Fund	Exposing cash reserves to markets and trade settlement

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Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.

	Outstanding Contract Amounts Bought
Quarter Ended	January 31, 2012	April 30, 2012	July 31, 2012
Russell International Developed Markets Fund	1,097,147,093	883,277,879	1,408,773,478
Russell Global Equity Fund	375,602,090	250,841,688	409,899,065
Russell Emerging Markets Fund	158,430,981	131,474,520	335,083,735
Russell Global Opportunistic Credit Fund	122,699,127	137,725,288	256,468,770
Russell Strategic Bond Fund	1,185,672,491	4,154,009,130	4,018,124,075
Russell Investment Grade Bond Fund	146,261,855	95,123,916	381,706,264
Russell Short Duration Bond Fund	182,675,906	143,121,707	129,439,641
Russell Global Intrastructure Fund	79,064,089	66,418,717	93,322,147
Russell Global Real Estate Securities Fund	77,170,408	59,414,100	129,731,975

	Outstanding Contract Amounts Sold
Quarter Ended	January 31, 2012	April 30, 2012	July 31, 2012
Russell International Developed Markets Fund	1,096,027,467	880,717,244	1,402,841,999
Russell Global Equity Fund	374,533,519	249,134,302	405,770,004
Russell Emerging Markets Fund	155,981,456	132,342,619	333,010,852
Russell Global Opportunistic Credit Fund	124,329,661	139,172,980	255,133,522
Russell Strategic Bond Fund	1,890,011,914	3,936,536,560	3,421,371,894
Russell Investment Grade Bond Fund	146,960,872	95,403,868	268,100,256
Russell Short Duration Bond Fund	183,857,567	143,530,847	129,234,558
Russell Global Intrastructure Fund	79,150,107	66,025,660	92,941,712
Russell Global Real Estate Securities Fund	138,557,149	60,618,363	89,101,692

Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to expose cash reserves to markets.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments on the Statements of Operations.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

A Fund may enter into a swaption (swap option). In a swaption, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the

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risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in a Fund’s Statement of Assets and Liabilities.

For the period ended July 31, 2012, the Funds purchased/sold options primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

The Funds’ options contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts. For purpose of this disclosure, volume is measured by contracts outstanding at period end.

	Number of Option Contracts Outstanding
Quarter Ended	January 31, 2012	April 30, 2012	July 31, 2012
Russell Strategic Bond Fund	198	44	3,506
Russell Investment Grade Bond Fund	82	41	143
Russell Short Duration Bond Fund	70	18	173

Futures Contracts

The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended July 31, 2012, the following Funds entered into future contracts primarily for the strategies listed below:

Funds	Strategies
Russell U.S. Core Equity Fund	Exposing cash reserves to markets
Russell U.S. Quantitative Equity Fund	Exposing cash reserves to markets
Russell U.S. Growth Fund	Exposing cash reserves to markets
Russell U.S. Value Fund	Exposing cash reserves to markets
Russell U.S. Large Cap Equity Fund	Exposing cash reserves to markets
Russell U.S. Mid Cap Equity Fund	Exposing cash reserves to markets
Russell U.S. Small Cap Equity Fund	Exposing cash reserves to markets
Russell International Developed Markets Fund	Return enhancement and exposing cash reserves to markets
Russell Global Equity Fund	Exposing cash reserves to markets
Russell Emerging Markets Fund	Exposing cash reserves to markets
Russell Tax-Managed U.S. Large Cap Fund	Exposing cash reserves to markets
Russell Tax-Managed U.S. Mid & Small Cap Fund	Exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Short Duration Bond Fund	Return enhancement, hedging, and exposing cash reserves to markets
Russell Commodity Strategies Fund	Return enhancement
Russell Global Infrastructure Fund	Exposing cash reserves to markets
Russell Global Real Estate Securities Fund	Exposing cash reserves to markets

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The Funds’ future contracts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following tables illustrate the quarterly volume of future contracts. For the purpose of disclosure, volume is measured by contracts outstanding at period end.

	Number of Futures Contracts Outstanding
Quarter Ended	January 31, 2012	April 30, 2012	July 31, 2012
Russell U.S Core Equity Fund	4,108	3,557	3,756
Russell U.S Quantitative Equity Fund	977	945	1,134
Russell U.S. Growth Fund	54	85	67
Russell U.S. Value Fund	81	66	93
Russell U.S. Large Cap Equity Fund	—	236	214
Russell U.S. Mid Cap Equity Fund	—	99	56
Russell U.S Small Cap Equity Fund	484	537	693
Russell International Developed Markets Fund	7,933	7,691	7,810
Russell Global Equity Fund	1,597	2,147	8,222
Russell Emerging Markets Fund	2,528	2,595	3,938
Russell Tax-Managed U.S Large Cap Fund	119	695	2,096
Russell Tax-Managed U.S. Mid & Small Cap Fund	74	56	57
Russell Strategic Bond Fund	7,258	14,403	14,200
Russell Investment Grade Bond Fund	1,162	1,142	1,011
Russell Short Duration Bond Fund	987	728	1,948
Russell Commodity Strategies Fund	686	2,876	3,102
Russell Global Infrastructure Fund	694	714	542
Russell Global Real Estate Securities Fund	390	400	652

As of July 31, 2012, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

	Cash Collateral for Futures	Due to Broker
Russell U.S. Core Equity Fund	$17,500,000	$—
Russell U.S. Quantitative Equity Fund	320,000	—
Russell U.S. Value Fund	385,000	—
Russell U.S. Growth Fund	320,000	—
Russell U.S. Large Cap Equity Fund	1,300,000	—
Russell U.S. Mid Cap Equity Fund	850,000	—
Russell U.S. Small Cap Equity Fund	4,600,000	—
Russell International Developed Markets Fund	48,479,533	3,012,880
Russell Global Equity Fund	36,900,000	—
Russell Emerging Markets Fund	6,700,000	—
Russell Tax-Managed U.S. Large Cap Fund	4,105,000	—
Russell Tax-Managed U.S. Mid & Small Cap Fund	410,000	—
Russell Strategic Bond Fund	4,113,000	85
Russell Investment Grade Bond Fund	1,460,000	—
Russell Short Duration Bond Fund	110,000	—
Russell Commodity Strategies Fund	4,410,000	—
Russell Global Infrastructure Fund	5,205,000	—
Russell Global Real Estate Securities Fund	3,500,000	—

Swap Agreements

The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

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Certain Funds may enter into several different types of swap agreements including interest rate, credit default, commodity-linked (Russell Commodity Strategies Fund only), index (total return) and currency swaps. The Funds may enter into index swap agreements to expose cash reserves to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Funds expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date or for return enhancement. The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated. To the extent that the Funds enter into swaps on other than a net basis, the amount earmarked on the Funds’ records will be the full amount of the Funds’ obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds may enter into swap agreements with counterparties that meet RIMCo’s credit quality limitations. The Funds will not enter into any swap unless the counterparty has a minimum senior unsecured credit rating or long term counterparty credit rating, including reassignments, of BBB- or better as defined by Standard & Poor’s or an equivalent rating from any nationally recognized statistical rating organization (using highest of split ratings) at the time of entering into such transaction.

As of July 31, 2012, the Funds had cash collateral balances in connection with swap contracts purchased (sold) as follows:

	Cash Collateral for Swaps	Due to Broker
Russell Emerging Markets Fund	$5,600,000	$—
Russell Global Opportunistic Credit Fund	560,000	310,000
Russell Strategic Bond Fund	1,716,000	2,454,000
Russell Investment Grade Bond Fund	1,176,000	1,425,000
Russell Short Duration Bond Fund	63,000	1,105,000
Russell Commodity Strategies Fund	35,460,290	—
Russell Global Real Estate Securities Fund	40,000	—

Credit Default Swaps

The fixed income funds may enter into credit default swaps. A credit default swap can refer to corporate issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The fixed income funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the fixed income funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the fixed income funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the fixed income funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the fixed income funds to acquire or reduce credit exposure to a particular issuer, asset or basket of assets.

As the seller of protection in a credit default swap, a fixed income fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event); the counterparty would be required to surrender the reference debt obligation. In return, the fixed income fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the fixed income fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the fixed income fund would effectively add leverage to its portfolio because in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

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Each fixed income fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in its portfolio, in which case the fixed income fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs on a corporate issue and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The fixed income funds may use credit default swaps on corporate issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the fixed income funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Unlike credit default swaps on corporate issues, deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other write-down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The fixed income funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or other defined credit events).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fixed income fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31, 2012 for which a fixed income fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fixed income fund for the same referenced entity or entities.

Credit default swaps could result in losses if the fixed income funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the fixed income funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A fixed income fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a fixed income fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a fixed income fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the fixed income fund.

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If the creditworthiness of a fixed income fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the fixed income fund. To limit the counterparty risk involved in swap agreements, the fixed income funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the fixed income funds will be able to do so, the fixed income funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party. The fixed income funds may have limited ability to eliminate their exposure under a credit default swap if the credit of the reference entity or underlying asset has declined.

For the period ended July 31, 2012, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Russell Global Opportunistic Credit Fund	Return enhancement, hedging and exposing cash reserves to markets
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

The Funds’ credit default contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding.

	Credit Default Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2012	April 30, 2012	July 31, 2012
Russell Global Opportunistic Credit Fund	11,820,000	21,000,000	22,770,000
Russell Strategic Bond Fund	1,116,665,527	998,003,511	769,681,583
Russell Investment Grade Bond Fund	89,824,815	88,166,599	98,407,681
Russell Short Duration Bond Fund	100,264,499	138,064,499	144,264,499

Interest Rate Swaps

The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds’ risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

For the period ended July 31, 2012, the Funds entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Russell Strategic Bond Fund	Return enhancement and hedging
Russell Investment Grade Bond Fund	Return enhancement and hedging
Russell Short Duration Bond Fund	Return enhancement and hedging

The Funds’ interest rate swaps contract notional amounts outstanding fluctuate throughout the operating year as required to meet the strategic requirements. The following table illustrates the quarterly volume of interest rate swaps contracts. For the purpose of this disclosure, the volume is measured by the notional amounts outstanding.

	Interest Rate Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2012	April 30, 2012	July 31, 2012
Russell Strategic Bond Fund	1,051,755,000	969,945,000	297,400,000
Russell Investment Grade Bond Fund	119,370,000	58,740,000	106,200,000
Russell Short Duration Bond Fund	96,400,000	3,000,000	32,000,000

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Index Swaps

Certain Funds may enter into index swap agreements to expose cash reserves to markets, for hedging or to effect investment transactions consistent with these Funds’ investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended July 31, 2012, the Funds entered into index swaps primarily for the strategies listed below:

Funds	Strategies
Russell Emerging Markets Fund	Exposing cash reserves to markets
Russell Global Opportunistic Credit Fund	Exposing cash reserves to markets
Russell Strategic Bond Fund	Hedging and exposing cash reserves to markets
Russell Investment Grade Bond Fund	Return enhancement, hedging and exposing cash reserves to markets
Russell Commodity Strategies Fund	Return enhancement and gain exposure to the commodity futures markets
Russell Global Real Estate Securities Fund	Exposing cash reserves to markets

The Funds’ index swap contract notional amounts outstanding fluctuate throughout the operating year as required to meet strategic requirements. The following table illustrates the quarterly volume of index swap contracts. For the purpose of this disclosure, volume is measure by notional amount outstanding.

	Total Return Bond Swap Notional Amounts Outstanding
Quarter Ended	January 31, 2012	April 30, 2012	July 31, 2012
Russell Emerging Markets Fund	25,278,455	26,961,030	25,575,101
Russell Global Opportunistic Credit Fund	10,000,000	17,000,000	13,000,000
Russell Strategic Bond Fund	—	—	292,280,578
Russell Investment Grade Bond Fund	—	—	130,083,968
Russell Commodity Strategies Fund	1,209,952,980	1,244,388,038	1,247,930,519
Russell Global Real Estate Securities Fund	11,205,646	22,291,722	12,668,104

Commodity-Linked Derivatives

The Russell Commodity Strategies Fund invests in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures contract, index or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities when the value of those traditional securities is declining due to adverse economic conditions. As an example, during periods of rising inflation, historically debt securities have tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked investments have been parallel to those of debt and equity securities.

ISDA Master Agreements

The Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) with counterparties that govern transactions in over-the-counter derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

Loan Agreements

The Russell Global Opportunistic Credit, Russell Strategic Bond, Russell Investment Grade Bond and Russell Short Duration Bond Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds’ investments in loans may be in the form of participations in loans or

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assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan. As of July 31, 2012, the Funds had no unfunded loan commitments.

Participation Notes

Certain Funds may purchase participation notes, also known as participation certificates or participation interest notes. Participation notes are issued by banks or broker-dealers that are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of participation notes will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in participation notes involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of a participation note will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Fund relies on the creditworthiness of the counterparty issuing the participation note and has no rights against the issuer of the underlying security. The Fund minimizes this risk by entering into agreements only with counterparties that RIMCo deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the participation notes are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Credit Linked Notes

The Russell Global Opportunistic Credit Fund may purchase credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a “reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.

Short Sales

The Russell U.S. Quantitative Equity Fund may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer. Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The making of short sales exposes the Fund to the risk of liability for the market value of the security that is sold (the amount of which increases as the market value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.

Although the Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. To the extent necessary to meet collateral requirements, the Fund is required to pledge assets in a segregated account maintained by the Fund’s custodian for the benefit of the broker. The Fund also may use securities it owns to meet any such collateral obligations. Until the Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, cash equivalents, or liquid marketable securities, at such a level that the amount deposited in the segregated account plus the amount deposited with the broker as collateral will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover its short position in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). As of July 31, 2012, $566,488,813 was held as collateral.

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Investments in Emerging Markets

Emerging Markets Securities

The Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in securities settlement procedures for a Fund’s portfolio securities. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt

A Fund’s emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating and to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements

The fixed income funds and the Russell Money Market Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by the Fund and is unrelated to the interest rate on the security. The securities acquired by the Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% (10% in the case of the Russell Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days. The Russell Money Market Fund will only enter into repurchase agreements collateralized by U.S. government or agency obligations.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities

MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice however, unscheduled or early payments of principal and interest on the underlying

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mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages arepaid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities

Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities

MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or non-conforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae (the Federal National Mortgage Association) and Freddie Mac (the Federal Home Loan Mortgage Corporation)), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or “tranches,” with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of “reserve funds” (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and “overcollateralization” (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

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Asset-Backed Securities

ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities. Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Forward Commitments

The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time consistent with a Fund’s investment strategies. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the Fund’s records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

A to be announced (“TBA”) security is a forward mortgage-backed securities trade which the fixed funds may invest in. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. As of July 31, 2012, the Funds had cash collateral balances in connection with TBAs as follows:

Due to Broker
Russell Strategic Bond Fund	$3,440,000
Russell Investment Grade Bond Fund	1,910,000
Russell Short Duration Bond Fund	2,095,000

Inflation-Indexed Bonds

Fixed income funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a U.S. Treasury Inflation-Protected Security, or TIPS. The principal of a TIPS increases with inflation and decreases with deflation,

254	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. Certain Funds had direct holdings, swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuers, counterparties or guarantors at the time the relevant Lehman Brothers entities filed for protection or were placed in administration. The direct holdings and other derivative transactions associated with Lehman Brothers entities have been written down to their estimated recoverable values and incorporated as components of other receivables and liabilities on the Statements of Assets and Liabilities and net changes in the realized gain (loss) or unrealized appreciation (depreciation) on the Statements of Operations. The Funds have also utilized certain netting arrangements to offset payables and receivables of Lehman Brothers entities’ securities.

On November 4, 2011, creditors of Lehman Brothers Holdings Inc. and its affiliated chapter 11 debtors (collectively, “Lehman Brothers”) voted to accept the Third Amended Joint Chapter 11 Plan of Lehman Brothers dated August 31, 2011 (the “Plan”). The Bankruptcy Court confirmed the Plan on December 6, 2011. Certain classes of creditors of Lehman Brothers received preliminary distributions in the first quarter of 2012. Pursuant to the Plan, there will be an initial distribution of “Available Cash” with semiannual distributions on each March 30 and September 30, thereafter. Reserved amounts that become available (through claims being disallowed or reduced, litigation being resolved, or distributions not being collected) will be included as Available Cash for the subsequent semi-annual distributions. Distributions will be made only to claimants holding “Allowed Claims” as of the relevant distribution date. The date for final distributions to creditors of Lehman Brothers is unknown.

3.	Investment in Russell Cayman Commodity Strategies Fund Ltd.

Russell Cayman Commodity Strategies Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 5, 2010 and is a wholly-owned subsidiary of the Russell Commodity Strategy Fund (the “Fund”), both of which are advised by RIMCo. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. The Fund is the sole shareholder of the Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2012, net assets of the Fund were $1,493,366,627 of which $225,735,625, or approximately 15%, represented the Fund’s ownership of the shares of the Subsidiary.

The Russell Commodity Strategies Fund may invest up to 25% of its total assets in the Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. The Subsidiary may also invest in fixed income securities. The Russell Commodity Strategies Fund’s Schedule of Investments has been consolidated and includes the accounts of both the Russell Commodity Strategies Fund and the Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.

Notes to Quarterly Report	255

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

4.	Investment Transactions

Written Options Contracts

Transactions in written options contracts for the period ended July 31, 2012 for the following Funds were as follows:

	Russell Strategic Bond Fund		Russell Investment Grade Bond Fund		Russell Short Duration Bond Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding October 31, 2011	210	$5,837,130	413	$1,842,652	80	$1,118,943
Opened	4,851	5,458,803	181	725,604	171	171,639
Closed	(1,535)	(3,304,068)	(224)	(981,566)	(66)	(734,936)
Expired	(20)	(528,424)	(227)	(195,949)	(12)	(160,811)

Outstanding July 31, 2012	3,506	$7,463,441	143	$1,390,741	173	$394,835

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company (“State Street”), in short-term instruments, pooled collateral vehicles that invest in short term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be creditworthy by State Street.

Each Fund that participates in the securities lending program has most of the cash collateral invested in the Russell U.S. Cash Collateral Fund, an unregistered fund advised by RIMCo. Prior to December 3, 2010, the Funds that participated in securities lending had a portion of their cash collateral invested in the State Street Securities Lending Quality Trust Fund (“SLQT”), a securities lending cash collateral vehicle. On December 3, 2010, the Funds redeemed in-kind out of SLQT, realizing certain losses as a result of such redemption, and proceeds of the redemption were invested in the RIC Liquidating Trust, an unregistered fund managed by State Street.

As of July 31, 2012, the non-cash collateral pledged for the securities on loan in the following funds was as follows:

	Non-Cash Collateral Value	Non-Cash Collateral Holding
Russell U.S. Core Equity Fund	$12,028	Pool of U.S. Government Securities
Russell U.S. Value Fund	87,926	Pool of U.S. Government Securities
Russell U.S. Small Cap Equity Fund	1,613,776	Pool of U.S. Government Securities
Russell International Developed Markets Fund	14,345,020	Pool of U.S. Government Securities
Russell Global Equity Fund	12,761,493	Pool of U.S. Government Securities
Russell Emerging Markets Fund	11,424,010	Pool of U.S. Government Securities
Russell Tax-Managed U.S. Large Cap Fund	13,349	Pool of U.S. Government Securities
Russell Tax-Managed U.S. Mid & Small Cap Fund	166,429	Pool of U.S. Government Securities
Russell Global Infrastructure Fund	5,886,292	Pool of U.S. Government Securities
Russell Global Real Estate Securities Fund	391,080	Pool of U.S. Government Securities

256	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

5.	Related Party Transactions

Adviser and Administrator

RIMCo is the Funds’ adviser and RFSC, a wholly-owned subsidiary of RIMCo, is the Funds’ administrator and transfer agent. RIMCo is a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company). Frank Russell Company provides ongoing money manager research and trade placement services to RIC and RIMCo.

The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo. As of July 31, 2012, the Funds have invested $3,129,220,680 in the Russell U.S. Cash Management Fund. In addition, a portion of the collateral received from the Investment Company’s securities lending program in the amount of $617,799,695 is invested in the Russell U.S. Cash Collateral Fund, an unregistered Fund advised by RIMCo.

6.	Federal Income Taxes

At July 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Russell U.S. Core Equity Fund	Russell U.S. Quantitative Equity Fund	Russell U.S. Growth Fund	Russell U.S. Value Fund	Russell U.S. Large Cap Equity Fund
Cost of Investments	$3,196,289,850	$2,707,100,735	$50,408,821	$81,908,320	$200,907,559

Unrealized Appreciation	$432,421,230	$366,767,795	$11,501,011	$4,546,870	$10,375,252
Unrealized Depreciation	(123,058,836)	(96,795,603)	(2,183,762)	(2,538,568)	(7,752,845)

Net Unrealized Appreciation (Depreciation)	$309,362,394	$269,972,192	$9,317,249	$2,008,302	$2,622,407

	Russell U.S. Mid Cap Equity Fund	Russell U.S. Small Cap Equity Fund	Russell International Developed Markets Fund	Russell Global Equity Fund	Russell Emerging Markets Fund
Cost of Investments	$114,503,136	$1,448,800,886	$4,452,711,088	$2,578,346,008	$1,719,422,468

Unrealized Appreciation	$4,404,018	$118,327,023	$2,032,345,229	$230,357,115	$169,215,523
Unrealized Depreciation	(6,376,994)	(66,496,561)	(2,175,765,331)	(173,827,026)	(81,512,856)

Net Unrealized Appreciation (Depreciation)	$(1,972,976)	$51,830,462	$(143,420,102)	$56,530,089	$87,702,667

	Russell Tax-Managed U.S. Large Cap Fund	Russell Tax-Managed U.S. Mid & Small Cap Fund	Russell Global Opportunistic Credit Fund	Russell Strategic Bond Fund	Russell Investment Grade Bond Fund
Cost of Investments	$396,377,102	$133,756,164	$797,488,887	$8,686,231,142	$2,117,496,016

Unrealized Appreciation	$114,633,885	$40,221,293	$31,280,459	$282,970,033	$67,579,112
Unrealized Depreciation	(15,663,868)	(5,975,588)	(17,087,471)	(78,068,782)	(19,188,793)

Net Unrealized Appreciation (Depreciation)	$98,970,017	$34,245,705	$14,192,988	$204,901,251	$48,390,319

	Russell Short Duration Bond Fund	Russell Tax Exempt Bond Fund	Russell Commodity Strategies Fund	Russell Global Infrastructure Fund	Russell Global Real Estate Securities Fund
Cost of Investments	$1,292,413,753	$635,280,617	$1,229,108,351	$854,362,460	$1,404,229,020

Unrealized Appreciation	$12,801,641	$43,662,658	$8,388,009	$61,625,585	$285,749,302
Unrealized Depreciation	(26,508,752)	(293,641)	(32,500,588)	(28,972,163)	(29,940,881)

Net Unrealized Appreciation (Depreciation)	$(13,707,111)	$43,369,017	$(24,112,579)	$32,653,422	$255,808,421

Notes to Quarterly Report	257

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

7.	Restricted Securities

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended (the “Act”). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% (other than Russell Money Market Fund) in securities that are illiquid. The Russell Money Market Fund may invest a portion of its net assets not to exceed 5% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

The following table lists restricted securities held by a Fund that are illiquid. The following table does not include (1) securities deemed liquid by RIMCo or a money manager pursuant to Board approved policies and procedures or (2) illiquid securities that are not restricted securities as designated on a Fund’s Schedule of Investments.

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Russell U.S. Small Cap Equity Fund - 1.2%
Diamond Hill Investment Group, Inc.	12/12/11	21,656	72.87	1,578	1,618
Einstein Noah Restaurant Group, Inc.	12/09/11	155,625	14.71	2,290	2,646
MDC Partners, Inc.	12/21/11	339,653	13.13	4,461	3,196
Premiere Global Services, Inc.	09/21/11	531,245	8.54	4,534	4,866
SPS Commerce, Inc.	12/09/11	139,731	25.55	3,570	4,520

					16,846

Russell International Developed Markets Fund - 0.0%
Chaoda Modern Agriculture Holdings, Ltd.	10/18/10	12,120,000	0.55	6,664	703
Hunter Douglas NV	06/02/05	3,689	56.48	208	134

					837

Russell Global Equity Fund - 0.1%
BrasilAgro - Companhia Brasileira de Propriedades Agricolas	05/28/10	373,800	4.66	1,743	1,595
China Hongxing Sports, Ltd.	08/27/10	6,320,000	0.12	764	37
Oriental Weavers	07/29/10	526,864	5.36	2,825	1,603

					3,235

Russell Emerging Markets Fund - 0.1%
Corp. Moctezuma SAB de CV	03/01/06	255,663	1.79	459	613
Guaranty Trust Bank PLC	07/20/07	172,487	5.08	877	1,000
MOL Hungarian Oil and Gas PLC	12/19/07	4,213	4.05	17	153

					1,766

Russell Global Opportunistic Credit Fund - 3.0%
ARS Intermediate Holdings LLC	05/03/11	2,289,058	98.80	2,262	2,240
Biomet, Inc.	07/25/12	1,025,000	100.56	1,031	1,056
Citigroup Funding, Inc.	06/13/11	200,000,000	0.06	130	142
Corp. Azucarera del Peru SA	07/26/12	131,000	99.09	130	134
Corp. Nacional del Cobre de Chile	07/10/12	526,000	98.67	519	524
Corp. Nacional del Cobre de Chile	07/10/12	1,260,000	98.78	1,244	1,279
Gazprom OAO Via Gaz Capital SA	07/11/12	431,000	100.00	431	448
Harbinger Group, Inc.	08/01/11	2,000	1,000.00	2,000	2,729
Korea East-West Power Co., Ltd.	07/09/12	202,000	99.64	201	202
New Star Metals, Inc.	05/31/11	6,750,000	100.00	6,750	6,750
North Atlantic Trading Co.	07/21/11	1,248,000	95.96	1,197	1,170
Paperworks Industries, Inc. Term Loan	07/21/11	4,450,506	100.00	4,451	4,362
PC Merger Sub, Inc.	07/19/12	3,395,000	100.00	3,437	3,514
Sinopec Group Overseas Development 2012, Ltd.	07/25/12	300,000	116.40	349	341

					24,891

258	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

Fund - % of Net Assets Securities	Acquisition Date	Principal Amount ($) or Shares	Cost per Unit $	Cost (000) $	Market Value (000) $
Russell Strategic Bond Fund - 0.8%
ADT Corp. (The)	06/27/12	3,900,000	99.77	3,891	4,026
ADT Corp. (The)	06/27/12	4,660,000	99.90	4,655	4,731
Banc of America Merrill Lynch Commercial Mortgage, Inc.	06/19/08	3,069,000	82.98	2,575	1,613
BBVA Bancomer SA	07/12/12	4,590,000	100.97	4,635	4,751
DG Funding Trust	11/05/03	479	10,585.30	5,070	3,568
Discover Financial Services	07/10/09	3,333,000	99.27	3,308	3,556
Fosse Master Issuer PLC	07/11/12	284,509	100.47	286	287
FREMF Mortgage Trust	07/13/12	1,950,000	97.54	1,902	1,917
GS Mortgage Securities Corp. II	05/02/12	5,435,000	101.50	5,517	5,787
Itau Unibanco Holding SA	07/30/12	9,895,000	100.00	9,895	9,894
Korea East-West Power Co., Ltd.	07/09/12	1,300,000	99.64	1,295	1,300
Kraft Foods Group, Inc.	07/16/12	739,000	123.47	912	916
LBG Capital No..1 PLC	09/22/05	300,000	100.00	300	276
Liberty Mutual Group, Inc.	07/02/12	2,205,000	100.94	2,226	2,258
RESI Finance, LP	02/26/08	1,215,845	83.05	1,010	868
RESI Finance, LP	02/26/08	1,045,627	84.03	878	756
Resix Finance, Ltd. Credit-Linked Notes	01/15/08	1,215,844	72.87	886	673
Russian Agricultural Bank OJSC Via RSHB Capital SA	07/20/12	51,000,000	3.09	1,577	1,568
Samsung Electronics America, Inc.	07/25/12	4,100,000	101.17	4,148	4,136
Temasek Financial I, Ltd.	07/16/12	4,050,000	99.16	4,016	4,044
Transcontinental Gas Pipe Line Co. LLC	07/10/12	2,965,000	100.79	2,988	3,106
Transnet SOC, Ltd.	07/19/12	1,790,000	98.86	1,770	1,786

					61,817

Russell Investment Grade Bond Fund - 0.9%
Australia & New Zealand Banking Group, Ltd.	06/15/11	700,000	99.90	699	700
CoBank ACB	03/23/11	70,000	55.20	3,864	3,753
DG Funding Trust	11/05/03	392	10,587.26	4,150	2,920
Duke Energy Corp.	07/25/12	4,000,000	99.98	3,999	3,999
Kraft Foods Group, Inc.	07/16/12	665,000	123.47	821	824
Nissan Motor Acceptance Corp.	07/25/12	3,600,000	99.99	3,600	3,600
Ras Laffan Liquefied Natural Gas Co., Ltd. III	03/09/10	924,430	104.29	964	1,003

					16,799

Russell Short Duration Bond Fund - 1.2%
Banco Bradesco SA	01/19/11	400,000	100.00	400	402
Banco GNB Sudameris SA	07/23/12	900,000	100.00	900	921
DG Funding Trust	10/11/06	219	10,537.12	2,307	1,631
Export-Import Bank of Korea	03/15/12	1,600,000	100.00	1,600	1,596
Industrial Bank of Korea	07/10/12	900,000	99.54	896	895
Korea East-West Power Co., Ltd.	07/09/12	1,000,000	99.64	996	1,000
Samsung Electronics America, Inc.	07/25/12	1,175,000	101.17	1,189	1,185
SLM Student Loan Trust	05/23/12	5,377,784	100.00	5,378	5,387

					13,017

Russell Money Market Fund - 2.4%
AID to INH Portugal Guaranteed Notes, weekly demand	05/06/94	3,437,500	100.46	3,453	3,453
Straight-A Funding, LLC	07/02/12	1,000,000	99.97	999	999

					4,452

Illiquid securities and restricted securities may be priced by the Funds using fair valuation procedures approved by the Board.

Notes to Quarterly Report	259

Russell Investment Company

Russell Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

8.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

Effective August 15, 2012, the Russell U.S. Quantitative Equity Fund changed its investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. The Fund was renamed the Russell U.S. Defensive Equity Fund.

Effective August 15, 2012, the Russell U.S. Growth Fund changed its investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. The Fund was renamed the Russell U.S. Dynamic Equity Fund.

Reorganization

The following information relates to the upcoming reorganization of the Russell U.S. Value Fund (the “Acquired Fund”) into the Russell U.S. Defensive Equity Fund (the “Acquiring Fund”):

On May 22, 2012, the Board of Trustees of RIC approved the Agreement and Plan of Reorganization with respect to the reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”).

The Reorganization is expected to be completed on October 15, 2012 based on values as of the close of regular trading on the New York Stock Exchange on October 12, 2012 or at such earlier or subsequent date as RIMCo determines to be in the interest of the Funds. The Acquired Fund will be closed to new investments as of the close of business on October 10, 2012, and no purchases of the Acquired Fund’s shares will be allowed after that time.

260	Notes to Quarterly Report

Russell Investment Company

Russell Funds

Shareholder Requests for Additional Information — July 31, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	261

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

2012 QUARTERLY REPORT

LifePoints® Funds

JULY 31, 2012

FUND	SHARE CLASS

Conservative Strategy Fund	A, C, E, R1, R2, R3, S

Moderate Strategy Fund	A, C, E, R1, R2, R3, S

Balanced Strategy Fund	A, C, E, R1, R2, R3, S

Growth Strategy Fund	A, C, E, R1, R2, R3, S

Equity Growth Strategy Fund	A, C, E, R1, R2, R3, S

2015 Strategy Fund	R1, R2, R3

2020 Strategy Fund	A, E, R1, R2, R3, S

2025 Strategy Fund	R1, R2, R3

2030 Strategy Fund	A, E, R1, R2, R3, S

2035 Strategy Fund	R1, R2, R3

2040 Strategy Fund	A, E, R1, R2, R3, S

2045 Strategy Fund	R1, R2, R3

2050 Strategy Fund	R1, R2, R3

2055 Strategy Fund	R1, R2, R3

In Retirement Fund	A, R1, R2, R3

Russell Investment Company

Russell Investment Company is a series investment company with 38 different investment portfolios referred to as Funds. This Quarterly Report reports on 15 of these Funds.

Russell Investment Company

LifePoints® Funds

Quarterly Report

July 31, 2012 (Unaudited)

Russell Investment Company - LifePoints® Funds.

Copyright © Russell Investments 2012. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Financial Services, Inc., member FINRA, and part of Russell Investments.

Russell Investment Company

Conservative Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 6.5%
Russell U.S. Core Equity Fund	766,931	22,149
Russell U.S. Quantitative Equity Fund	589,755	18,972

		41,121

Fixed Income - 79.0%
Russell Global Opportunistic Credit Fund	1,201,159	12,648
Russell Investment Grade Bond Fund	5,774,603	132,643
Russell Short Duration Bond Fund	5,805,078	113,547
Russell Strategic Bond Fund	21,345,736	240,140

		498,978

International Equities - 8.5%
Russell Global Equity Fund	3,785,311	31,683
Russell International Developed Markets Fund	800,792	22,182

		53,865

Alternative Funds - 6.0%
Russell Commodity Strategies Fund	1,316,178	12,649
Russell Global Infrastructure Fund	1,174,888	12,665
Russell Global Real Estate Securities Fund	333,962	12,667

		37,981

Total Investments - 100.0% (identified cost $572,114)		631,945

Other Assets and Liabilities, Net - (0.0%)		(46)

Net Assets - 100.0%		631,899

See accompanying notes which are an integral part of this quarterly report.

Conservative Strategy Fund	3

Russell Investment Company

Moderate Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 13.8%
Russell U.S. Core Equity Fund	1,964,926	56,747
Russell U.S. Quantitative Equity Fund	1,832,806	58,961
Russell U.S. Small Cap Equity Fund	837,350	19,477

		135,185

Fixed Income - 59.2%
Russell Global Opportunistic Credit Fund	1,863,739	19,625
Russell Investment Grade Bond Fund	9,132,605	209,776
Russell Strategic Bond Fund	31,244,189	351,497

		580,898

International Equities - 17.9%
Russell Emerging Markets Fund	1,756,780	29,830
Russell Global Equity Fund	9,483,492	79,377
Russell International Developed Markets Fund	2,417,945	66,977

		176,184

Alternative Funds - 9.1%
Russell Commodity Strategies Fund	3,089,122	29,687
Russell Global Infrastructure Fund	2,756,611	29,716
Russell Global Real Estate Securities Fund	781,434	29,640

		89,043

Total Investments - 100.0% (identified cost $890,665)		981,310

Other Assets and Liabilities, Net - 0.0%		196

Net Assets - 100.0%		981,506

See accompanying notes which are an integral part of this quarterly report.

4	Moderate Strategy Fund

Russell Investment Company

Balanced Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 24.0%
Russell U.S. Core Equity Fund	14,468,887	417,861
Russell U.S. Quantitative Equity Fund	10,596,680	340,895
Russell U.S. Small Cap Equity Fund	6,413,055	149,168

		907,924

Fixed Income - 39.8%
Russell Global Opportunistic Credit Fund	10,781,343	113,528
Russell Strategic Bond Fund	123,684,880	1,391,455

		1,504,983

International Equities - 26.2%
Russell Emerging Markets Fund	8,985,711	152,577
Russell Global Equity Fund	45,544,168	381,205
Russell International Developed Markets Fund	16,500,422	457,062

		990,844

Alternative Funds - 10.0%
Russell Commodity Strategies Fund	15,776,532	151,613
Russell Global Infrastructure Fund	10,595,675	114,221
Russell Global Real Estate Securities Fund	3,004,384	113,956

		379,790

Total Investments - 100.0% (identified cost $3,573,933)		3,783,541

Other Assets and Liabilities, Net - (0.0%)		(1,408)

Net Assets - 100.0%		3,782,133

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund	5

Russell Investment Company

Growth Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 29.5%
Russell U.S. Core Equity Fund	9,904,763	286,049
Russell U.S. Quantitative Equity Fund	7,809,913	251,245
Russell U.S. Small Cap Equity Fund	5,783,735	134,530

		671,824

Fixed Income - 21.4%
Russell Global Opportunistic Credit Fund	8,654,232	91,129
Russell Strategic Bond Fund	35,188,021	395,865

		486,994

International Equities - 35.2%
Russell Emerging Markets Fund	6,770,318	114,960
Russell Global Equity Fund	38,405,268	321,452
Russell International Developed Markets Fund	13,260,725	367,322

		803,734

Alternative Funds - 14.0%
Russell Commodity Strategies Fund	14,246,688	136,911
Russell Global Infrastructure Fund	8,511,812	91,757
Russell Global Real Estate Securities Fund	2,419,262	91,763

		320,431

Total Investments - 100.1% (identified cost $2,201,231)		2,282,983

Other Assets and Liabilities, Net - (0.1%)		(1,299)

Net Assets - 100.0%		2,281,684

See accompanying notes which are an integral part of this quarterly report.

6	Growth Strategy Fund

Russell Investment Company

Equity Growth Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 37.9%
Russell U.S. Core Equity Fund	5,818,346	168,034
Russell U.S. Quantitative Equity Fund	4,288,999	137,977
Russell U.S. Small Cap Equity Fund	2,922,875	67,986

		373,997

Fixed Income - 6.0%
Russell Global Opportunistic Credit Fund	5,599,921	58,967

International Equities - 41.2%
Russell Emerging Markets Fund	4,088,779	69,427
Russell Global Equity Fund	16,585,364	138,820
Russell International Developed Markets Fund	7,158,946	198,303

		406,550

Alternative Funds - 15.0%
Russell Commodity Strategies Fund	6,154,321	59,143
Russell Global Infrastructure Fund	3,675,244	39,619
Russell Global Real Estate Securities Fund	1,303,773	49,452

		148,214

Total Investments - 100.1% (identified cost $983,317)		987,728

Other Assets and Liabilities, Net - (0.1%)		(841)

Net Assets - 100.0%		986,887

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund	7

Russell Investment Company

2015 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 16.0%
Russell U.S. Core Equity Fund	126,698	3,659
Russell U.S. Quantitative Equity Fund	115,460	3,714
Russell U.S. Small Cap Equity Fund	64,355	1,497

		8,870

Fixed Income - 62.0%
Russell Investment Grade Bond Fund	482,764	11,089
Russell Short Duration Bond Fund	56,692	1,109
Russell Strategic Bond Fund	1,971,410	22,178

		34,376

International Equities - 16.2%
Russell Emerging Markets Fund	58,775	998
Russell Global Equity Fund	390,797	3,271
Russell International Developed Markets Fund	170,130	4,713

		8,982

Alternative Funds - 5.8%
Russell Commodity Strategies Fund	167,284	1,608
Russell Global Real Estate Securities Fund	42,452	1,610

		3,218

Total Investments - 100.0% (identified cost $49,596)		55,446

Other Assets and Liabilities, Net - (0.0%)		(21)

Net Assets - 100.0%		55,425

See accompanying notes which are an integral part of this quarterly report.

8	2015 Strategy Fund

Russell Investment Company

2020 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 21.4%
Russell U.S. Core Equity Fund	749,617	21,649
Russell U.S. Quantitative Equity Fund	671,633	21,606
Russell U.S. Small Cap Equity Fund	349,289	8,125

		51,380

Fixed Income - 51.9%
Russell Investment Grade Bond Fund	1,254,638	28,819
Russell Strategic Bond Fund	8,542,674	96,105

		124,924

International Equities - 20.3%
Russell Emerging Markets Fund	342,047	5,808
Russell Global Equity Fund	1,958,309	16,391
Russell International Developed Markets Fund	958,138	26,540

		48,739

Alternative Funds - 6.4%
Russell Commodity Strategies Fund	847,100	8,141
Russell Global Real Estate Securities Fund	191,696	7,271

		15,412

Total Investments - 100.0% (identified cost $207,186)		240,455

Other Assets and Liabilities, Net - (0.0%)		(30)

Net Assets - 100.0%		240,425

See accompanying notes which are an integral part of this quarterly report.

2020 Strategy Fund	9

Russell Investment Company

2025 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 28.4%
Russell U.S. Core Equity Fund	216,091	6,241
Russell U.S. Quantitative Equity Fund	193,042	6,210
Russell U.S. Small Cap Equity Fund	89,949	2,092

		14,543

Fixed Income - 39.0%
Russell Strategic Bond Fund	1,770,840	19,922

International Equities - 25.5%
Russell Emerging Markets Fund	92,383	1,569
Russell Global Equity Fund	496,032	4,152
Russell International Developed Markets Fund	264,371	7,323

		13,044

Alternative Funds - 7.2%
Russell Commodity Strategies Fund	218,553	2,100
Russell Global Real Estate Securities Fund	41,412	1,571

		3,671

Total Investments - 100.1% (identified cost $44,983)		51,180

Other Assets and Liabilities, Net - (0.1%)		(29)

Net Assets - 100.0%		51,151

See accompanying notes which are an integral part of this quarterly report.

10	2025 Strategy Fund

Russell Investment Company

2030 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 36.1%
Russell U.S. Core Equity Fund	999,759	28,873
Russell U.S. Quantitative Equity Fund	842,528	27,104
Russell U.S. Small Cap Equity Fund	453,240	10,543

		66,520

Fixed Income - 21.7%
Russell Strategic Bond Fund	3,546,945	39,903

International Equities - 32.5%
Russell Emerging Markets Fund	427,208	7,254
Russell Global Equity Fund	2,177,884	18,229
Russell International Developed Markets Fund	1,244,158	34,463

		59,946

Alternative Funds - 9.7%
Russell Commodity Strategies Fund	1,111,285	10,679
Russell Global Real Estate Securities Fund	191,052	7,247

		17,926

Total Investments - 100.0% (identified cost $157,664)		184,295

Other Assets and Liabilities, Net - (0.0%)		(9)

Net Assets - 100.0%		184,286

See accompanying notes which are an integral part of this quarterly report.

2030 Strategy Fund	11

Russell Investment Company

2035 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	150,139	4,336
Russell U.S. Quantitative Equity Fund	130,849	4,209
Russell U.S. Small Cap Equity Fund	67,186	1,563

		10,108

Fixed Income - 10.0%
Russell Strategic Bond Fund	213,379	2,401

International Equities - 37.2%
Russell Emerging Markets Fund	64,321	1,092
Russell Global Equity Fund	332,303	2,781
Russell International Developed Markets Fund	184,329	5,106

		8,979

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	150,190	1,444
Russell Global Real Estate Securities Fund	31,908	1,210

		2,654

Total Investments - 100.1% (identified cost $20,953)		24,142

Other Assets and Liabilities, Net - (0.1%)		(26)

Net Assets - 100.0%		24,116

See accompanying notes which are an integral part of this quarterly report.

12	2035 Strategy Fund

Russell Investment Company

2040 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.0%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 41.9%
Russell U.S. Core Equity Fund	837,580	24,189
Russell U.S. Quantitative Equity Fund	728,711	23,443
Russell U.S. Small Cap Equity Fund	370,825	8,625

		56,257

Fixed Income - 9.9%
Russell Strategic Bond Fund	1,182,891	13,308

International Equities - 37.2%
Russell Emerging Markets Fund	358,278	6,084
Russell Global Equity Fund	1,852,942	15,509
Russell International Developed Markets Fund	1,023,737	28,357

		49,950

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	838,503	8,058
Russell Global Real Estate Securities Fund	178,076	6,754

		14,812

Total Investments - 100.0% (identified cost $111,755)		134,327

Other Assets and Liabilities, Net - 0.0%		13

Net Assets - 100.0%		134,340

See accompanying notes which are an integral part of this quarterly report.

2040 Strategy Fund	13

Russell Investment Company

2045 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 42.1%
Russell U.S. Core Equity Fund	71,053	2,052
Russell U.S. Quantitative Equity Fund	61,975	1,994
Russell U.S. Small Cap Equity Fund	31,832	740

		4,786

Fixed Income - 10.0%
Russell Strategic Bond Fund	101,328	1,140

International Equities - 37.1%
Russell Emerging Markets Fund	30,337	515
Russell Global Equity Fund	156,715	1,312
Russell International Developed Markets Fund	86,667	2,401

		4,228

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	71,077	683
Russell Global Real Estate Securities Fund	15,117	573

		1,256

Total Investments - 100.2% (identified cost $9,713)		11,410

Other Assets and Liabilities, Net - (0.2%)		(25)

Net Assets - 100.0%		11,385

See accompanying notes which are an integral part of this quarterly report.

14	2045 Strategy Fund

Russell Investment Company

2050 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.2%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	90,591	2,616
Russell U.S. Quantitative Equity Fund	78,905	2,539
Russell U.S. Small Cap Equity Fund	40,612	945

		6,100

Fixed Income - 10.0%
Russell Strategic Bond Fund	128,550	1,446

International Equities - 37.2%
Russell Emerging Markets Fund	38,691	657
Russell Global Equity Fund	199,909	1,673
Russell International Developed Markets Fund	110,541	3,062

		5,392

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	90,237	867
Russell Global Real Estate Securities Fund	19,272	731

		1,598

Total Investments - 100.2% (identified cost $11,213)		14,536

Other Assets and Liabilities, Net - (0.2%)		(25)

Net Assets - 100.0%		14,511

See accompanying notes which are an integral part of this quarterly report.

2050 Strategy Fund	15

Russell Investment Company

2055 Strategy Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 100.1%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 42.0%
Russell U.S. Core Equity Fund	7,216	208
Russell U.S. Quantitative Equity Fund	6,293	203
Russell U.S. Small Cap Equity Fund	3,238	75

		486

Fixed Income - 10.0%
Russell Strategic Bond Fund	10,287	116

International Equities - 37.1%
Russell Emerging Markets Fund	3,101	53
Russell Global Equity Fund	15,935	133
Russell International Developed Markets Fund	8,799	244

		430

Alternative Funds - 11.0%
Russell Commodity Strategies Fund	7,235	69
Russell Global Real Estate Securities Fund	1,533	58

		127

Total Investments - 100.1% (identified cost $1,116)		1,159

Other Assets and Liabilities, Net - (0.1%)		(1)

Net Assets - 100.0%		1,158

See accompanying notes which are an integral part of this quarterly report.

16	2055 Strategy Fund

Russell Investment Company

In Retirement Fund

Schedule of Investments — July 31, 2012 (Unaudited)

Amounts in thousands (except share amounts)

	Shares	Market Value $

Investments - 99.9%
Other Russell Investment Company Series Mutual Funds - Class Y Shares

Domestic Equities - 12.9%
Russell U.S. Core Equity Fund	136,471	3,941
Russell U.S. Quantitative Equity Fund	131,350	4,226
Russell U.S. Small Cap Equity Fund	56,288	1,309

		9,476

Fixed Income - 68.0%
Russell Investment Grade Bond Fund	636,235	14,614
Russell Short Duration Bond Fund	299,048	5,849
Russell Strategic Bond Fund	2,598,894	29,238

		49,701

International Equities - 13.8%
Russell Emerging Markets Fund	51,877	881
Russell Global Equity Fund	488,932	4,093
Russell International Developed Markets Fund	184,992	5,124

		10,098

Alternative Funds - 5.2%
Russell Commodity Strategies Fund	196,520	1,889
Russell Global Real Estate Securities Fund	50,388	1,911

		3,800

Total Investments - 99.9% (identified cost $61,837)		73,075

Other Assets and Liabilities, Net - 0.1%		39

Net Assets - 100.0%		73,114

See accompanying notes which are an integral part of this quarterly report.

In Retirement Fund	17

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report — July 31, 2012 (Unaudited)

1.	Organization

Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 38 different investment portfolios referred to as Funds. These financial statements report on 15 of these Funds (each a “Fund” and collectively the “Funds”). The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operates as a Massachusetts business trust under a Second Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”). The Investment Company’s Master Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest.

Target Portfolio Funds

Each of the Target Portfolio Funds listed in the table below is a “fund of funds” which seeks to achieve its objective by investing in a combination of several other RIC funds (the “Underlying Funds”) as set forth in the table below. The Funds intend their strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. Russell Investment Management Company (“RIMCo”), the Funds’ investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or real asset category level based on RIMCo’s assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. In the future, the Funds may also invest in other RIC Underlying Funds that pursue investment strategies not pursued by the current Underlying Funds or represent asset classes which are not currently represented by the Underlying Funds.

	Asset Allocation Targets as of June 12, 2012*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	3%	5%	10%	12%	15%
Russell U.S. Quantitative Equity Fund	3	6	9	11	14
Russell U.S. Small Cap Equity Fund***	—	2	4	6	7
Fixed Income Funds
Russell Global Opportunistic Credit Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	7
Russell Global Equity Fund	5	8	10	14	14
Russell International Developed Markets Fund	5	9	15	19	23
Alternative and Specialty Funds**
Russell Commodity Strategies Fund	2	3	4	6	6
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5

	100%	100%	100%	100%	100%

*	Prospectus dated February 29, 2012, as supplemented through June 12, 2012. Actual asset allocation may vary.

**	Alternative and Specialty Funds seek low correlation to equity and/or fixed income investments. The Russell Commodity Strategies, Russell Global Infrastructure and Russell Global Real Estate Securities Funds seek these characteristics.

***	Formerly, Russell U.S. Small & Mid Cap Fund.

Target Date Funds

Each of the Target Date Funds listed in the table below is a “fund of funds” which seeks to achieve its objective by investing in a combination of several of the Underlying Funds. The allocation of these Funds’ assets to the Underlying Funds in which they invest will become more conservative over time, excluding the In Retirement Fund. At approximately the target year, the target

18	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

allocations of each Fund to the Underlying Funds will be fixed at 68% exposure to the fixed income Underlying Funds, 26% exposure to domestic and international equity Underlying Funds and 6% to the real asset Underlying Funds. This means 32% of the investment will be exposed to the equity and real asset Underlying Funds, and the risks of such exposure, at approximately the target year. Once a Fund (other than the In Retirement Fund) reaches its target year it may, depending on the facts and circumstances at the time and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated. Currently, RIMCo will manage each Fund according to its target asset allocation strategy and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, RIMCo may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo’s outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Funds may also invest in other RIC Underlying Funds. Any modification in the asset allocation or changes to the Underlying Funds will be based on strategic, longterm allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. In addition, the Funds may in the future invest in other funds which are not currently Underlying Funds.

	Asset Allocation Targets as of June 12, 2012*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	6%	9%	12%	15%	18%
Russell U.S. Quantitative Equity Fund	7	9	12	15	17
Russell U.S. Small Cap Equity Fund***	3	3	4	6	7
Fixed Income Funds
Russell Investment Grade Bond Fund	20	12	—	—	—
Russell Short Duration Bond Fund	2	—	—	—	—
Russell Strategic Bond Fund	40	40	39	22	10
International Equity Funds
Russell Emerging Markets Fund	2	3	3	4	5
Russell Global Equity Fund	6	7	8	10	11
Russell International Developed Markets Fund	8	11	15	18	21
Alternative and Specialty Funds**
Russell Commodity Strategies Fund	3	3	4	6	6
Russell Global Real Estate Securities Fund	3	3	3	4	5

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of June 12, 2012*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund

Domestic Equity Funds
Russell U.S. Core Equity Fund	18%	18%	18%	18%	5%
Russell U.S. Quantitative Equity Fund	17	17	17	17	6
Russell U.S. Small Cap Equity Fund***	7	7	7	7	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
International Equity Funds
Russell Emerging Markets Fund	5	5	5	5	1
Russell Global Equity Fund	11	11	11	11	5
Russell International Developed Markets Fund	21	21	21	21	7
Alternative and Specialty Funds**
Russell Commodity Strategies Fund	6	6	6	6	3
Russell Global Real Estate Securities Fund	5	5	5	5	3

	100%	100%	100%	100%	100%

*	Prospectus dated February 29, 2012, as supplemented through June 12, 2012. Actual asset allocation may vary.

**	Alternative and Specialty Funds seek low correlation to equity and/or fixed income investments.

***	Formerly, Russell U.S. Small & Mid Cap Fund.

Notes to Quarterly Report	19

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The presentation of these schedules of investments in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

Security Valuation

The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

Fair value of securities is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices (unadjusted) in active markets for identical investments.

•	Level 2 — other significant observable inputs including quoted prices in non-active markets or prices derived from market data.

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments

The levels associated with valuing the Funds’ investments for the period ended July 31, 2012 were Level 1 for all Funds.

Investment Transactions

Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the net asset value stated in the financial statements to be different from the net asset value at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income

Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

Guarantees

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk

In the normal course of business the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to the credit risk, the Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets, which potentially expose the Underlying Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Underlying Funds’ exposure to credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying Funds’ Statements of Assets and Liabilities.

20	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

3.	Federal Income Taxes

At July 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund
Cost of Investments	$577,614,913	$902,043,400	$3,632,797,767	$2,231,503,142	$1,029,378,586

Unrealized Appreciation	54,613,909	81,411,873	223,642,474	110,089,183	697,714,486
Unrealized Depreciation	(283,824)	(2,145,292)	(72,899,601)	(58,609,124)	(739,364,876)

Net Unrealized Appreciation (Depreciation)	$54,330,085	$79,266,581	$150,742,873	$51,480,059	$(41,650,390)

	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund
Cost of Investments	$50,078,014	$211,930,761	$45,573,674	$160,308,289	$21,271,563

Unrealized Appreciation	5,419,705	29,146,776	5,672,890	25,663,493	2,910,965
Unrealized Depreciation	(51,724)	(622,460)	(66,960)	(1,676,995)	(40,786)

Net Unrealized Appreciation (Depreciation)	$5,367,981	$28,524,316	$5,605,930	$23,986,498	$2,870,179

	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Cost of Investments	$114,122,382	$9,898,617	$11,416,606	$1,118,437	$63,418,084

Unrealized Appreciation	20,943,895	1,523,395	3,134,312	55,378	9,699,562
Unrealized Depreciation	(738,783)	(11,992)	(15,091)	(14,510)	(43,068)

Net Unrealized Appreciation (Depreciation)	$20,205,112	$1,511,403	$3,119,221	$40,868	$9,656,494

4.	Subsequent Events

Management has evaluated events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

As of August 15, 2012, each Fund changed its asset allocation to new target allocations. The Russell Multi-Strategy Alternative Fund and the Russell U.S. Dynamic Equity Fund, both new Underlying Funds, were added to the Target Portfolio Funds allocations as part of the new target allocations and the Russell U.S. Dynamic Equity Fund was added to the Target Date Funds allocations as part of the new target allocations.

Expected Target Strategic Asset Allocation of the Funds to the Underlying Funds as of August 15, 2012*

	Asset Allocation Targets as of August 15, 2012*
Underlying Funds	Conservative Strategy Fund	Moderate Strategy Fund	Balanced Strategy Fund	Growth Strategy Fund	Equity Growth Strategy Fund

Equity Funds
Russell U.S. Core Equity Fund	2%	4%	7%	10%	12%
Russell U.S. Defensive Equity Fund**	3	4	5	5	6
Russell U.S. Dynamic Equity Fund***	1	2	6	6	9
Russell U.S. Small Cap Equity Fund****	—	2	4	6	7
Fixed Income Funds
Russell Global Opportunistic Credit Fund	2	2	3	4	5
Russell Investment Grade Bond Fund	20	20	—	—	—
Russell Short Duration Bond Fund	18	—	—	—	—
Russell Strategic Bond Fund	38	36	35	15	—
International Equity Funds
Russell Emerging Markets Fund	—	3	4	5	6
Russell Global Equity Fund	4	7	9	13	13
Russell International Developed Markets Fund	4	8	14	18	22
Alternative and Specialty Funds
Russell Commodity Strategies Fund	2	3	4	6	6
Russell Global Infrastructure Fund	2	3	3	4	4
Russell Global Real Estate Securities Fund	2	3	3	4	5
Russell Multi-Strategy Alternative Fund	2	3	3	4	5

	100%	100%	100%	100%	100%

Notes to Quarterly Report	21

Russell Investment Company

LifePoints® Funds

Notes to Quarterly Report, continued — July 31, 2012 (Unaudited)

	Asset Allocation Targets as of August 15, 2012*
Underlying Funds	2015 Strategy Fund	2020 Strategy Fund	2025 Strategy Fund	2030 Strategy Fund	2035 Strategy Fund

Equity Funds
Russell U.S. Core Equity Fund	5%	7%	11%	14%	16%
Russell U.S. Defensive Equity Fund***	6	6	7	8	8
Russell U.S. Dynamic Equity Fund****	3	5	7	9	12
Russell U.S. Small Cap Equity Fund*****	3	4	4	6	6
Fixed Income Funds
Russell Investment Grade Bond Fund	20	12	—	—	—
Russell Short Duration Bond Fund	2	—	—	—	—
Russell Strategic Bond Fund	40	40	39	22	10
International Equity Funds
Russell Emerging Markets Fund	1	2	3	4	4
Russell Global Equity Fund	6	7	8	9	12
Russell International Developed Markets Fund	8	11	14	18	21
Alternative and Specialty Funds**
Russell Commodity Strategies Fund	3	3	4	6	6
Russell Global Real Estate Securities Fund	3	3	3	4	5

	100%	100%	100%	100%	100%

	Asset Allocation Targets as of August 15, 2012*
Underlying Funds	2040 Strategy Fund	2045 Strategy Fund	2050 Strategy Fund	2055 Strategy Fund	In Retirement Fund
Equity Funds
Russell U.S. Core Equity Fund	16%	16%	16%	16%	4%
Russell U.S. Defensive Equity Fund***	8	8	8	8	5
Russell U.S. Dynamic Equity Fund****	12	12	12	12	2
Russell U.S. Small Cap Equity Fund*****	6	6	6	6	2
Fixed Income Funds
Russell Investment Grade Bond Fund	—	—	—	—	20
Russell Short Duration Bond Fund	—	—	—	—	8
Russell Strategic Bond Fund	10	10	10	10	40
International Equity Funds
Russell Emerging Markets Fund	4	4	4	4	1
Russell Global Equity Fund	12	12	12	12	5
Russell International Developed Markets Fund	21	21	21	21	7
Alternative and Specialty Funds**
Russell Commodity Strategies Fund	6	6	6	6	3
Russell Global Real Estate Securities Fund	5	5	5	5	3

	100%	100%	100%	100%	100%

*	Prospectus dated February 29, 2012 as supplemented through August 15, 2012. Actual asset allocation may vary.

**	Alternative and Specialty Funds seek low correlation to equity and/or fixed income investments. The Russell Commodity Strategies and Russell Global Real Estate Securities Funds seek these characteristics.

***	Effective August 15, 2012, the Russell U.S. Quantitative Equity Fund changed its investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. The Fund was renamed the Russell U.S. Defensive Equity Fund.

****	Effective August 15, 2012, the Russell U.S. Growth Fund changed its investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. The Fund was renamed the Russell U.S. Dynamic Equity Fund.

*****	Formerly, Russell U.S. Small & Mid Cap Fund.

22	Notes to Quarterly Report

Russell Investment Company

LifePoints® Funds

Shareholder Requests for Additional Information — July 31, 2012 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; (iii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iv) at the Securities and Exchange Commission’s public reference room.

The Board has delegated to RIMCo, as RIC’s investment adviser, the primary responsibility for monitoring; evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIMCo has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2012 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354; (ii) at www.russell.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

To reduce expenses, we may mail only one copy of the Funds’ prospectuses and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your Financial Intermediary.

Some Financial Intermediaries may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information	23

Russell Investment Company	1301 Second Avenue	800-787-7354
	Seattle, Washington 98101	Fax: 206-505-3495
www.russell.com

Item 2. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no material changes in Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Company

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: September 28, 2012

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: September 28, 2012